Schedule of Investments (unaudited)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2017-A, Class 7A, 2.35%, 05/15/25	$1,050	$1,048,670
Series 2018-2, Class A, 3.01%, 10/15/25	2,000	1,995,287
Series 2022-2, Class A, 3.39%, 05/17/27	10,000	10,035,984
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	5,020	4,783,219
BMW Vehicle Lease Trust Series 2022-1, Class A3, 1.10%, 03/25/25 (Call 04/25/24)	5,020	4,868,827
Capital One Multi-Asset Execution Trust Class A2, 1.39%, 07/15/30	1,000	892,368
Series 2021-A1, Class A1, 0.55%, 07/15/26	2,500	2,370,766
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 08/15/24)	5,580	5,440,185
Ford Credit Auto Owner Trust Series 2020-C A4, 0.51%, 08/15/26 (Call 09/15/24)	5,940	5,594,835
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 11/16/23)	760	753,182
Hyundai Auto Receivables Trust Series 2020-B A3, 0.48%, 12/16/24 (Call 03/15/24)	1,051	1,037,200
Nissan Auto Receivables Owner Trust Series 2019-C, Class A4, 1.95%, 05/15/26 (Call 11/15/23)	1,500	1,474,049
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 03/15/25)	1,100	1,025,591
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	1,910	1,809,195
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 12/15/23)	551	546,069

Total Asset-Backed Securities — 0.3%
(Cost: $45,027,543)		43,675,427

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Bank, Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 03/15/30)	690	611,478
BBCMS Mortgage Trust
Series 2020-C7, Class A4, 1.79%, 04/15/53 (Call 01/15/30)	3,000	2,589,630
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 02/15/30)	1,330	1,168,812
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 03/15/32)(a)	1,940	1,903,061
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 06/15/31)	4,650	4,176,955
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 02/15/28)(a)	464	464,856
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 07/15/28)	750	762,215
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	3,000	2,883,795
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	2,500	2,512,780
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	2,400	2,048,222
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 11/15/30)	1,450	1,252,392
Series 2020-B22, Class A5, 1.97%, 01/15/54 (Call 12/15/30)	5,000	4,311,531
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 01/15/31)	15,000	13,012,583
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-B29, Class A5, 2.39%, 09/15/54 (Call 08/15/31)	$6,660	$5,891,849
CD Mortgage Trust, Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	1,280	1,251,065
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50 (Call 05/15/27)	1,000	973,679
Citigroup Commercial Mortgage Trust 3.46%, 12/10/49 (Call 11/10/26)	8,868	8,695,401
Series 20116-P4, Class A4, 2.90%, 07/10/49 (Call 07/10/26)	3,600	3,458,636
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 01/10/26)	1,000	977,433
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 03/14/27)	750	741,868
Commission Mortgage Trust 3.78%, 04/10/47 (Call 03/10/24)	17,182	17,084,435
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	2,200	2,187,822
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 10/10/24)	800	791,334
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/24)	750	736,818
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 02/10/25)	2,000	1,965,810
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	650	645,636
Series 2017-COR2, Class A3, 3.51%, 09/10/50 (Call 07/10/27)	1,000	976,420
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 02/15/28)(a)	1,750	1,757,070
Freddie Mac Multifamily Structured Pass Through Certificates
Class A1, 2.55%, 05/25/31 (Call 05/25/31)	2,249	2,175,810
Class A2, 2.25%, 02/25/32 (Call 02/25/32)	3,000	2,763,188
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	3,889	3,863,053
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	1,250	1,244,894
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A4, 2.63%, 08/15/49 (Call 07/15/26)	2,000	1,910,559
JPMBB Commercial Mortgage Securities Trust 3.67%, 09/15/47 (Call 08/15/24)	10,293	10,159,602
Series 2013-C14, Class A4, 4.13%, 08/15/46 (Call 07/15/23)(a)	769	767,142
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/15/24)	5,097	5,086,827
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	6,903	6,840,991
Series 2015-C32, Class A5, 3.60%, 11/15/48 (Call 09/15/25)	2,500	2,445,083
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 07/15/27)	1,000	981,182
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 11/15/26)(a)	2,499	2,465,120
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5, 4.06%, 02/15/47 (Call 12/15/23)	1,952	1,949,046

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	$2,500	$2,481,672
Series 2014-C18, Class ASB, 3.62%, 10/15/47	346	343,520
Series 2015-C20, Class ASB, 3.07%, 02/15/48 (Call 07/15/24)	5,604	5,532,523
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	500	489,882
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	500	495,012
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 01/15/26)	2,000	1,910,252
Morgan Stanley Capital I Trust
Series 2018, Class A3, 4.14%, 10/15/51 (Call 07/15/28)	1,000	1,008,519
Series 2018-H3, Class A5, 4.18%, 07/15/51 (Call 06/15/28)	1,000	1,011,110
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	880	847,771
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	420	389,791
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	875	876,557
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54 (Call 07/15/31)	920	802,405
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	353	350,052
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	995,908
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	5,000	4,888,099
Series 2017-C42, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	1,200	1,179,426
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 09/15/28)	3,000	3,076,931
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	520	467,669
Series 2020-C58, Class A4, 2.10%, 07/15/53 (Call 11/15/30)	2,120	1,837,750
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	3,470	3,122,893
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	3,190	3,180,038
		163,773,863
Total Collaterized Mortgage Obligations — 0.9%
(Cost: $176,287,741)		163,773,863

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)(c)	450	409,577
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/23)(b)	200	197,858
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(b)	785	728,786
7.50%, 06/01/29 (Call 06/01/24)(b)(c)	650	528,021
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	550	443,036
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	520	438,266
3.38%, 03/01/41 (Call 09/01/40)	460	350,203
Security	Par (000)	Value

Advertising (continued)
4.65%, 10/01/28 (Call 07/01/28)	$560	$564,234
4.75%, 03/30/30 (Call 12/30/29)	271	272,260
5.40%, 10/01/48 (Call 04/01/48)	354	350,938
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	265	233,007
3.75%, 02/15/28 (Call 02/15/23)(c)	445	417,432
4.00%, 02/15/30 (Call 02/15/25)(c)	355	328,389
4.88%, 01/15/29 (Call 01/15/24)(c)	323	310,254
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/22)	125	63,511
5.88%, 04/15/28 (Call 04/15/23)(b)(c)	205	148,172
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	485	421,853
2.60%, 08/01/31 (Call 05/01/31)	455	394,612
4.20%, 06/01/30 (Call 03/01/30)	584	573,196
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,532	1,530,851
3.65%, 11/01/24 (Call 08/01/24)	766	764,238
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)(c)	275	236,371
4.63%, 03/15/30 (Call 03/15/25)(b)	385	327,023
5.00%, 08/15/27 (Call 08/15/22)(b)	410	385,478
6.25%, 06/15/25 (Call 06/15/23)(b)(c)	235	232,831
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)(c)	635	534,607
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(b)	220	190,331
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	595	475,970
WPP Finance 2010, 3.75%, 09/19/24	297	293,929
		12,145,234
Aerospace & Defense — 0.5%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(b)	150	146,939
3.95%, 04/10/47 (Call 10/10/46)(b)	50	45,221
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	160	180,131
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	380	377,085
3.85%, 12/15/25 (Call 09/15/25)(b)	486	480,246
4.75%, 10/07/44(b)	581	555,215
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	875	732,777
3.00%, 09/15/50 (Call 03/15/50)(b)	885	667,033
3.40%, 04/15/30 (Call 01/15/30)(b)	105	99,336
5.80%, 10/11/41(b)	155	167,612
Boeing Co. (The)
1.43%, 02/04/24 (Call 08/09/22)	2,563	2,466,657
2.20%, 02/04/26 (Call 02/04/23)	3,995	3,720,344
2.25%, 06/15/26 (Call 03/15/26)(c)	852	787,257
2.60%, 10/30/25 (Call 07/30/25)	235	222,341
2.70%, 02/01/27 (Call 12/01/26)	594	550,543
2.75%, 02/01/26 (Call 01/01/26)	343	328,104
2.80%, 03/01/24 (Call 02/01/24)	130	127,462
2.80%, 03/01/27 (Call 12/01/26)	680	629,524
2.85%, 10/30/24 (Call 07/30/24)	136	132,917
2.95%, 02/01/30 (Call 11/01/29)	1,035	905,449
3.10%, 05/01/26 (Call 03/01/26)	510	491,212
3.20%, 03/01/29 (Call 12/01/28)	664	601,445
3.25%, 02/01/28 (Call 12/01/27)	582	541,318
3.25%, 03/01/28 (Call 12/01/27)	593	550,838

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
3.25%, 02/01/35 (Call 11/01/34)	$453	$367,995
3.38%, 06/15/46 (Call 12/15/45)	219	153,872
3.45%, 11/01/28 (Call 08/01/28)	300	277,395
3.50%, 03/01/39 (Call 09/01/38)	200	151,728
3.55%, 03/01/38 (Call 09/01/37)	290	224,077
3.60%, 05/01/34 (Call 02/01/34)	299	254,108
3.63%, 02/01/31 (Call 11/01/30)	745	684,059
3.63%, 03/01/48 (Call 09/01/47)	250	176,355
3.65%, 03/01/47 (Call 09/01/46)	615	443,071
3.75%, 02/01/50 (Call 08/01/49)	415	313,072
3.83%, 03/01/59 (Call 09/01/58)	360	252,400
3.85%, 11/01/48 (Call 05/01/48)	172	126,355
3.90%, 05/01/49 (Call 11/01/48)	707	536,571
3.95%, 08/01/59 (Call 02/01/59)	750	546,937
4.88%, 05/01/25 (Call 04/01/25)	1,761	1,788,031
5.04%, 05/01/27 (Call 03/01/27)	1,847	1,883,995
5.15%, 05/01/30 (Call 02/01/30)	2,049	2,066,990
5.71%, 05/01/40 (Call 11/01/39)	1,440	1,437,624
5.81%, 05/01/50 (Call 11/01/49)	2,154	2,137,436
5.88%, 02/15/40	587	584,863
5.93%, 05/01/60 (Call 11/01/59)	1,745	1,726,800
6.13%, 02/15/33(c)	358	382,408
6.63%, 02/15/38	470	505,461
6.88%, 03/15/39	621	688,248
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	445	383,639
7.13%, 06/15/26 (Call 06/15/23)(b)	707	655,983
7.45%, 05/01/34(b)(c)	315	265,939
7.50%, 12/01/24 (Call 12/01/22)(b)	308	301,640
7.50%, 03/15/25 (Call 03/15/23)(b)	823	807,240
7.88%, 04/15/27 (Call 04/15/23)(b)	1,145	1,058,117
Embraer Netherlands Finance BV
5.05%, 06/15/25	620	615,294
5.40%, 02/01/27	325	315,399
6.95%, 01/17/28 (Call 10/17/27)(d)	400	402,740
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/22)(b)(c)	348	263,993
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	155	142,955
1.88%, 08/15/23 (Call 06/15/23)	235	232,112
2.13%, 08/15/26 (Call 05/15/26)(c)	700	673,239
2.25%, 06/01/31 (Call 03/01/31)	190	171,946
2.38%, 11/15/24 (Call 09/15/24)	200	196,484
2.63%, 11/15/27 (Call 08/15/27)	215	206,785
2.85%, 06/01/41 (Call 12/01/40)	310	255,480
3.25%, 04/01/25 (Call 03/01/25)	605	606,773
3.50%, 05/15/25 (Call 03/15/25)	454	458,726
3.50%, 04/01/27 (Call 02/01/27)	845	853,264
3.60%, 11/15/42 (Call 05/14/42)	125	113,780
3.63%, 04/01/30 (Call 01/01/30)	1,020	1,020,418
3.75%, 05/15/28 (Call 02/15/28)	800	813,008
4.25%, 04/01/40 (Call 10/01/39)	525	529,037
4.25%, 04/01/50 (Call 10/01/49)	345	347,225
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	259	250,463
4.95%, 08/15/25 (Call 05/15/25)(c)	195	193,487
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	350	313,310
5.13%, 10/01/24 (Call 07/01/24)	680	687,575
5.90%, 02/01/27	372	386,873
Security	Par (000)	Value

Aerospace & Defense (continued)
5.95%, 02/01/37(c)	$370	$373,730
6.75%, 01/15/28	175	184,312
6.88%, 05/01/25 (Call 04/01/25)(c)	505	533,623
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	383	316,098
2.90%, 12/15/29 (Call 09/15/29)	467	426,885
3.83%, 04/27/25 (Call 01/27/25)	530	529,194
3.85%, 12/15/26 (Call 09/15/26)	682	675,139
3.95%, 05/28/24 (Call 02/28/24)	163	163,605
4.40%, 06/15/28 (Call 03/15/28)	1,399	1,413,874
4.85%, 04/27/35 (Call 10/27/34)	575	588,581
5.05%, 04/27/45 (Call 10/27/44)	208	208,772
6.15%, 12/15/40	15	16,997
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(b)	100	89,987
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	639	567,668
2.80%, 06/15/50 (Call 12/15/49)	403	319,813
3.55%, 01/15/26 (Call 10/15/25)(c)	417	424,047
3.60%, 03/01/35 (Call 09/01/34)	195	189,825
3.80%, 03/01/45 (Call 09/01/44)	895	832,905
3.90%, 06/15/32 (Call 03/15/32)	205	211,708
4.07%, 12/15/42	358	350,106
4.09%, 09/15/52 (Call 03/15/52)	411	400,725
4.15%, 06/15/53 (Call 12/15/52)	505	495,794
4.30%, 06/15/62 (Call 12/15/61)	550	544,010
4.50%, 05/15/36 (Call 11/15/35)	316	333,073
4.70%, 05/15/46 (Call 11/15/45)	1,017	1,064,474
5.72%, 06/01/40	335	383,913
Series B, 6.15%, 09/01/36	790	958,278
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(b)(c)	336	313,582
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,386	1,373,290
3.20%, 02/01/27 (Call 11/01/26)	807	796,695
3.25%, 08/01/23(c)	1,112	1,111,010
3.25%, 01/15/28 (Call 10/15/27)	855	840,037
3.85%, 04/15/45 (Call 10/15/44)	745	668,064
4.03%, 10/15/47 (Call 04/15/47)	1,027	962,905
4.40%, 05/01/30 (Call 02/01/30)(c)	691	714,045
4.75%, 06/01/43	847	858,960
5.05%, 11/15/40	433	452,931
5.15%, 05/01/40 (Call 11/01/39)	320	338,675
5.25%, 05/01/50 (Call 11/01/49)	203	224,059
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	705	602,239
2.25%, 07/01/30 (Call 04/01/30)	1,312	1,175,185
2.38%, 03/15/32 (Call 12/15/31)	925	816,109
2.65%, 11/01/26 (Call 08/01/26)(c)	25	24,314
2.82%, 09/01/51 (Call 03/01/51)	305	229,339
3.03%, 03/15/52 (Call 09/15/51)	1,030	808,395
3.13%, 05/04/27 (Call 02/04/27)	442	434,451
3.13%, 07/01/50 (Call 01/01/50)	702	560,666
3.20%, 03/15/24 (Call 01/15/24)	1,040	1,039,074
3.50%, 03/15/27 (Call 12/15/26)	707	708,810
3.70%, 12/15/23 (Call 09/15/23)	345	346,773
3.75%, 11/01/46 (Call 05/01/46)	395	349,962
3.95%, 08/16/25 (Call 06/16/25)	925	942,917
4.05%, 05/04/47 (Call 11/04/46)	535	497,646
4.13%, 11/16/28 (Call 08/16/28)	1,010	1,025,938
4.15%, 05/15/45 (Call 11/16/44)	216	201,785
4.35%, 04/15/47 (Call 10/15/46)	1,000	966,380

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.45%, 11/16/38 (Call 05/16/38)	$540	$534,643
4.50%, 06/01/42	1,378	1,380,742
4.63%, 11/16/48 (Call 05/16/48)	1,183	1,199,479
4.70%, 12/15/41	428	428,689
4.80%, 12/15/43 (Call 06/15/43)	345	350,620
4.88%, 10/15/40	755	779,862
5.70%, 04/15/40(c)	260	292,074
7.20%, 08/15/27	153	175,497
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	635	596,074
5.75%, 10/15/27 (Call 07/15/27)(b)	600	567,204
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	200	179,536
4.60%, 06/15/28 (Call 03/15/28)	435	363,564
5.50%, 01/15/25 (Call 10/15/22)(b)	385	383,325
7.50%, 04/15/25 (Call 04/15/23)(b)	605	602,284
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(d)	400	378,496
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 08/29/22)	740	702,512
2.75%, 04/01/31 (Call 01/01/31)	768	658,852
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	700	629,720
4.88%, 05/01/29 (Call 05/01/24)	481	430,548
5.50%, 11/15/27 (Call 11/15/22)(c)	1,580	1,490,698
6.25%, 03/15/26 (Call 03/15/23)(b)	2,660	2,670,986
6.38%, 06/15/26 (Call 06/15/23)	530	530,159
7.50%, 03/15/27 (Call 03/15/23)(c)	420	427,077
8.00%, 12/15/25 (Call 04/08/23)(b)	533	551,714
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	300	296,010
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/22)(b)	335	321,030
7.75%, 08/15/25 (Call 08/15/22)	360	308,902
8.88%, 06/01/24 (Call 02/01/23)(b)	324	337,971
		96,289,421
Agriculture — 0.3%
Adecoagro SA, 6.00%, 09/21/27(d)	150	136,372
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	536	516,281
2.45%, 02/04/32 (Call 11/04/31)	690	540,643
2.63%, 09/16/26 (Call 06/16/26)(c)	346	328,780
3.40%, 05/06/30 (Call 02/06/30)	670	589,312
3.40%, 02/04/41 (Call 08/04/40)	870	600,370
3.70%, 02/04/51 (Call 08/04/50)	942	627,231
3.80%, 02/14/24 (Call 01/14/24)(c)	5	4,998
3.88%, 09/16/46 (Call 03/16/46)	692	487,230
4.00%, 02/04/61 (Call 08/04/60)	748	515,522
4.25%, 08/09/42	272	205,714
4.40%, 02/14/26 (Call 12/14/25)(c)	563	568,906
4.45%, 05/06/50 (Call 11/06/49)	467	348,961
4.50%, 05/02/43(c)	562	434,465
4.80%, 02/14/29 (Call 11/14/28)	645	643,684
5.38%, 01/31/44	1,092	978,956
5.80%, 02/14/39 (Call 08/14/38)	1,257	1,185,288
5.95%, 02/14/49 (Call 08/14/48)	1,433	1,314,405
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28(d)	400	374,548
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	1,028	1,006,258
Security	Par (000)	Value

Agriculture (continued)
2.70%, 09/15/51 (Call 03/15/51)	$214	$168,223
2.90%, 03/01/32 (Call 12/01/31)	240	227,045
3.25%, 03/27/30 (Call 12/27/29)	643	626,565
3.75%, 09/15/47 (Call 03/15/47)(c)	227	213,961
4.02%, 04/16/43	170	159,740
4.50%, 03/15/49 (Call 09/15/48)	174	183,478
4.54%, 03/26/42	122	125,340
5.38%, 09/15/35	150	170,523
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,063	912,405
2.73%, 03/25/31 (Call 12/25/30)	939	764,928
2.79%, 09/06/24 (Call 08/06/24)	379	368,195
3.22%, 08/15/24 (Call 06/15/24)	998	980,106
3.22%, 09/06/26 (Call 07/06/26)	406	384,454
3.46%, 09/06/29 (Call 06/06/29)	517	448,849
3.56%, 08/15/27 (Call 05/15/27)	1,715	1,601,107
3.73%, 09/25/40 (Call 03/25/40)	540	389,583
3.98%, 09/25/50 (Call 03/25/50)(c)	561	389,598
4.39%, 08/15/37 (Call 02/15/37)	1,330	1,099,817
4.54%, 08/15/47 (Call 02/15/47)	760	567,659
4.70%, 04/02/27 (Call 02/02/27)	435	430,341
4.74%, 03/16/32 (Call 12/16/31)	435	399,060
4.76%, 09/06/49 (Call 03/06/49)	808	619,041
4.91%, 04/02/30 (Call 01/02/30)	734	698,761
5.28%, 04/02/50 (Call 02/02/49)	437	355,679
5.65%, 03/16/52 (Call 09/16/51)	440	384,987
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	751	680,226
3.95%, 06/15/25(b)	899	889,228
4.45%, 03/16/28 (Call 02/16/28)	461	442,864
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	176	164,678
2.75%, 05/14/31 (Call 02/14/31)	660	568,907
3.25%, 08/15/26 (Call 05/15/26)	793	772,112
3.75%, 09/25/27 (Call 06/25/27)(c)	535	527,526
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)	80	76,613
0.75%, 02/02/26 (Call 01/02/26)(b)(c)	1,056	960,886
1.70%, 02/02/31 (Call 11/02/30)(b)	925	784,742
2.13%, 04/23/30 (Call 01/23/30)(b)	510	452,931
2.13%, 11/10/31 (Call 08/10/31)(b)	875	762,011
3.13%, 05/25/51 (Call 11/25/50)(b)(c)	1,045	846,084
3.25%, 05/23/29 (Call 02/23/29)(b)	125	120,053
3.50%, 04/22/25 (Call 04/22/23)(b)	110	109,989
3.63%, 04/22/27 (Call 03/22/27)(b)	250	250,867
3.88%, 05/23/49 (Call 11/23/48)(b)(c)	240	218,647
4.00%, 06/22/32 (Call 03/22/32)(b)(c)	200	204,200
4.38%, 04/22/52 (Call 10/22/51)(b)	75	75,533
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 04/15/23)(b)	392	392,851
6.00%, 06/15/30 (Call 06/15/25)(b)	445	462,257
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	900	871,128
3.50%, 07/26/26 (Call 05/26/26)(b)	660	618,994
3.88%, 07/26/29 (Call 04/26/29)(b)	430	388,879
4.25%, 07/21/25 (Call 04/21/25)(b)	470	461,921
6.13%, 07/27/27 (Call 06/27/27)(b)	350	360,412
IOI Investment L Bhd, 3.38%, 11/02/31 (Call 05/02/31)(d)	200	172,708

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
JT International Financial Services BV, 2.25%, 09/14/31 (Call 06/14/31)(d)	$200	$166,850
MHP Lux SA, 6.95%, 04/03/26(d)	200	88,000
MHP SE, 7.75%, 05/10/24(d)	400	180,000
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	818	736,854
1.50%, 05/01/25 (Call 04/01/25)	375	355,774
1.75%, 11/01/30 (Call 08/01/30)(c)	556	442,798
2.10%, 05/01/30 (Call 02/01/30)	350	290,867
2.75%, 02/25/26 (Call 11/25/25)	340	328,743
2.88%, 05/01/24 (Call 04/01/24)	951	943,392
3.13%, 08/17/27 (Call 05/17/27)	232	222,509
3.13%, 03/02/28 (Call 12/02/27)(c)	455	424,406
3.25%, 11/10/24	627	623,025
3.38%, 08/11/25 (Call 05/11/25)	385	383,264
3.38%, 08/15/29 (Call 05/15/29)(c)	500	459,700
3.60%, 11/15/23	392	394,136
3.88%, 08/21/42	418	329,183
4.13%, 03/04/43(c)	276	224,098
4.25%, 11/10/44	750	623,152
4.38%, 11/15/41	518	443,377
4.50%, 03/20/42	434	374,620
4.88%, 11/15/43	503	449,803
6.38%, 05/16/38	921	990,001
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,786	1,787,643
5.70%, 08/15/35 (Call 02/15/35)	221	211,954
5.85%, 08/15/45 (Call 02/12/45)	1,405	1,235,416
6.15%, 09/15/43	538	498,597
7.25%, 06/15/37	436	462,701
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	125	114,059
US Bancorp., 4.55%, 07/22/28 (Call 07/22/27)	640	657,018
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(b)	560	508,458
10.50%, 11/01/26 (Call 11/01/22)(b)	315	307,144
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	490	437,266
3.20%, 04/21/31 (Call 01/21/31)(b)	350	287,997
4.90%, 04/21/27 (Call 03/21/27)(b)	300	295,233
5.25%, 04/21/32 (Call 01/21/32)(b)	300	285,621
		53,278,275
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	710	653,221
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	261	242,809
Series 2017-1, Class AA, 3.30%, 07/15/31(b)	346	308,391
Series 2020-1, Class C, 10.50%, 07/15/26(b)	255	270,407
Series 2020-2, Class A, 5.25%, 10/01/30(b)(c)	284	275,508
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	57	56,545
Allegiant Travel Co., 8.50%, 02/05/24 (Call 08/05/23)(b)(c)	38	37,915
American Airlines 2021-1 Pass Through Trust, Series B, 3.95%, 01/11/32(c)	145	117,907
American Airlines Group Inc., 3.75%, 03/01/25(b)(c)	300	263,064
American Airlines Inc., 11.75%, 07/15/25(b)(c)	1,460	1,620,600
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)(c)	2,060	2,031,737
5.75%, 04/20/29(b)	1,780	1,704,457
Security	Par (000)	Value

Airlines (continued)
American Airlines Pass Through Trust
Class A, 3.25%, 04/15/30	$157	$125,044
Series 2013-1, Class A, 4.00%, 01/15/27	145	127,486
Series 2014-1, Class A, 3.70%, 04/01/28	333	286,673
Series 2015-1, Class A, 3.38%, 11/01/28	383	329,300
Series 2015-2, Class AA, 3.60%, 03/22/29	45	41,194
Series 2016-1, Class A, 4.10%, 07/15/29	121	97,737
Series 2016-1, Class AA, 3.58%, 07/15/29	146	133,497
Series 2016-2, Class A, 3.65%, 12/15/29(c)	171	129,627
Series 2016-2, Class AA, 3.20%, 12/15/29	456	407,282
Series 2016-3, Class AA, 3.00%, 04/15/30	397	350,510
Series 2017-1, Class AA, 3.65%, 02/15/29	265	240,511
Series 2017-2, Class AA, 3.35%, 04/15/31	470	422,931
Series 2019-1, Class AA, 3.15%, 08/15/33	53	46,870
Series A, Class A, 2.88%, 01/11/36	815	693,255
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(d)	500	400,000
Azul Investments LLP, 7.25%, 06/15/26(d)	200	134,578
British Airways Pass Through Trust
Class A, 2.90%, 09/15/36(b)(c)	277	241,237
Class A, 4.25%, 05/15/34(b)	208	197,948
Series 2013-1, Class A, 4.63%, 12/20/25(b)	101	98,466
Series 2018-1, Class AA, 3.80%, 03/20/33(b)	155	147,148
Series 2019-1, Class AA, 3.30%, 06/15/34(b)(c)	344	309,419
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	346	329,012
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	535	512,476
3.75%, 10/28/29 (Call 07/28/29)(c)	353	307,664
4.38%, 04/19/28 (Call 01/19/28)(c)	300	280,692
7.00%, 05/01/25(b)	2,595	2,717,899
7.38%, 01/15/26 (Call 12/15/25)(c)	725	761,431
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	55	53,210
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	1,810	1,792,570
4.75%, 10/20/28(b)	1,481	1,447,544
Gol Finance SA
7.00%, 01/31/25(d)	200	108,688
8.00%, 06/30/26 (Call 12/24/22)(d)	600	392,478
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(d)	200	184,642
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	87	73,538
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	800	779,064
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	383	356,703
Series 2019-1, Class AA, 2.75%, 11/15/33(c)	185	160,090
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	375	378,844
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	5	4,570
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	485	420,873
3.00%, 11/15/26 (Call 08/15/26)	398	379,390
3.45%, 11/16/27 (Call 08/16/27)	364	350,328
5.13%, 06/15/27 (Call 04/15/27)	1,771	1,834,154
5.25%, 05/04/25 (Call 04/04/25)(c)	599	617,377

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)(c)	$358	$373,022
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	229	203,872
United Airlines Holdings Inc.
4.88%, 01/15/25(c)	210	202,033
5.00%, 02/01/24(c)	425	419,900
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	1,115	1,073,466
4.63%, 04/15/29 (Call 10/15/25)(b)	1,195	1,101,420
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	330	312,780
Series 2014-1, Class A, 4.00%, 10/11/27	105	97,495
Series 2014-2, Class A, 3.75%, 03/03/28	659	606,497
Series 2016-1, Class AA, 3.10%, 01/07/30	99	89,390
Series 2016-1, Class B, 3.65%, 07/07/27(c)	55	49,385
Series 2016-2, Class AA, 2.88%, 04/07/30	152	135,517
Series 2018-1, Class AA, 3.50%, 09/01/31(c)	323	291,108
Series 2018-1, Class B, 4.60%, 09/01/27	92	83,497
Series 2019, Class AA, 4.15%, 02/25/33	662	615,522
Series 2019-2, Class AA, 2.70%, 11/01/33	25	20,880
Series 2019-2, Class B, 3.50%, 11/01/29	105	90,083
Series 2020-1, Class A, 5.88%, 04/15/29	656	656,758
Series 2020-1, Class B, 4.88%, 07/15/27	1,106	1,044,679
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(d)	400	383,612
		34,637,427
Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)(c)	200	155,154
4.25%, 03/15/29 (Call 03/15/24)(b)	186	152,860
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)(c)	524	521,018
4.88%, 05/15/26 (Call 02/15/26)(b)(c)	495	484,951
International Business Machines Corp., 4.15%, 07/27/27 (Call 06/27/27)	540	552,258
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	206	174,676
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)(c)	300	272,079
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(b)	500	480,610
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	795	773,193
2.40%, 03/27/25 (Call 02/27/25)	310	305,775
2.75%, 03/27/27 (Call 01/27/27)	557	548,528
2.85%, 03/27/30 (Call 12/27/29)(c)	1,492	1,426,606
3.25%, 03/27/40 (Call 09/27/39)	1,335	1,196,320
3.38%, 11/01/46 (Call 05/01/46)	435	387,411
3.38%, 03/27/50 (Call 09/27/49)	482	427,129
3.63%, 05/01/43 (Call 11/01/42)(c)	192	178,408
3.88%, 11/01/45 (Call 05/01/45)(c)	290	279,525
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	637	637,752
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)(c)	212	195,059
3.75%, 09/15/25 (Call 07/15/25)	333	334,725
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(c)	149	146,363
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(c)	425	393,457
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	401	388,958
2.80%, 04/23/27 (Call 02/23/27)	211	203,119
2.95%, 04/23/30 (Call 01/23/30)	95	86,346
Security	Par (000)	Value

Apparel (continued)
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/23)(b)(c)	$251	$249,062
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)(c)	300	261,444
		11,212,786
Auto Manufacturers — 0.8%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)(c)	590	509,495
4.75%, 10/01/27 (Call 10/01/22)(b)	305	290,137
5.88%, 06/01/29 (Call 06/01/24)(b)(c)	340	334,455
American Honda Finance Corp.
0.75%, 08/09/24	200	190,232
1.00%, 09/10/25(c)	125	115,976
1.20%, 07/08/25	435	408,761
1.30%, 09/09/26	375	345,491
1.50%, 01/13/25	210	201,380
1.80%, 01/13/31	338	288,483
2.00%, 03/24/28	460	420,187
2.15%, 09/10/24	401	391,372
2.25%, 01/12/29	208	189,153
2.30%, 09/09/26	305	290,522
2.35%, 01/08/27	721	686,125
2.40%, 06/27/24(c)	639	628,750
2.90%, 02/16/24	295	293,460
3.50%, 02/15/28	521	515,087
3.55%, 01/12/24	212	212,748
3.63%, 10/10/23	574	577,157
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	705	744,212
Baic Finance Investment Co. Ltd., 2.00%, 03/16/24(d)	200	193,298
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	1,033	1,009,551
2.85%, 08/14/29 (Call 05/14/29)(b)	535	496,812
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	265	251,427
0.80%, 04/01/24(b)(c)	920	882,400
1.25%, 08/12/26 (Call 07/12/26)(b)	470	427,728
1.95%, 08/12/31 (Call 05/12/31)(b)	320	270,883
2.25%, 09/15/23 (Call 07/15/23)(b)(c)	1,255	1,241,923
2.55%, 04/01/31 (Call 01/01/31)(b)	463	413,459
2.80%, 04/11/26 (Call 01/11/26)(b)	500	485,345
3.15%, 04/18/24 (Call 03/18/24)(b)	293	291,910
3.30%, 04/06/27 (Call 01/06/27)(b)	170	167,025
3.45%, 04/01/27 (Call 03/01/27)(b)	700	692,706
3.63%, 04/18/29 (Call 01/18/29)(b)	130	127,280
3.70%, 04/01/32 (Call 01/01/32)(b)(c)	700	683,536
3.75%, 04/12/28 (Call 01/12/28)(b)	690	684,508
3.90%, 04/09/25 (Call 03/09/25)(b)(c)	750	757,178
4.15%, 04/09/30 (Call 01/09/30)(b)(c)	140	141,054
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	185	171,974
1.50%, 09/01/30 (Call 06/01/30)(c)	983	833,653
2.60%, 09/01/50 (Call 03/01/50)	90	65,459
3.65%, 10/01/23 (Call 07/01/23)	172	172,652
4.88%, 10/01/43 (Call 04/01/43)	245	255,501
Daimler Finance North America LLC
0.75%, 03/01/24(b)	95	90,892
2.13%, 03/10/25(b)	1,485	1,424,902
2.63%, 03/10/30(b)	375	338,501
2.70%, 06/14/24(b)	329	323,331

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.10%, 08/15/29(b)	$963	$903,188
3.30%, 05/19/25(b)(c)	230	227,242
4.30%, 02/22/29(b)(c)	665	672,315
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)(c)	640	605,184
2.00%, 12/14/26(b)	390	356,417
3.50%, 04/07/25(b)	500	491,965
3.65%, 04/07/27(b)(c)	500	488,225
Ford Holdings LLC, 9.30%, 03/01/30(c)	235	271,002
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	1,400	1,167,978
4.35%, 12/08/26 (Call 09/08/26)(c)	829	816,689
4.75%, 01/15/43	1,081	883,069
5.29%, 12/08/46 (Call 06/08/46)(c)	786	676,046
6.38%, 02/01/29	160	164,744
6.63%, 10/01/28(c)	500	528,195
7.40%, 11/01/46	265	276,056
7.45%, 07/16/31(c)	678	739,271
7.50%, 08/01/26	2	2,171
9.00%, 04/22/25 (Call 03/22/25)	70	77,577
9.63%, 04/22/30 (Call 01/22/30)(c)	335	400,355
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	650	608,979
2.70%, 08/10/26 (Call 07/10/26)	643	584,937
2.90%, 02/16/28 (Call 12/16/27)	450	392,976
2.90%, 02/10/29 (Call 12/10/28)	500	420,500
3.37%, 11/17/23	500	491,085
3.38%, 11/13/25 (Call 10/13/25)	1,100	1,049,521
3.63%, 06/17/31 (Call 03/17/31)	610	519,104
3.66%, 09/08/24	415	402,060
3.81%, 01/09/24 (Call 11/09/23)	410	405,084
3.82%, 11/02/27 (Call 08/02/27)	545	499,983
4.00%, 11/13/30 (Call 08/13/30)	1,015	898,397
4.06%, 11/01/24 (Call 10/01/24)(c)	800	786,576
4.13%, 08/04/25	710	695,331
4.13%, 08/17/27 (Call 06/17/27)(c)	633	599,793
4.27%, 01/09/27 (Call 11/09/26)	610	583,727
4.39%, 01/08/26	660	645,401
4.54%, 08/01/26 (Call 06/01/26)	510	495,776
4.69%, 06/09/25 (Call 04/09/25)	310	307,610
4.95%, 05/28/27 (Call 04/28/27)	800	785,944
5.11%, 05/03/29 (Call 02/03/29)(c)	917	885,446
5.13%, 06/16/25 (Call 05/16/25)	900	897,003
5.58%, 03/18/24 (Call 02/18/24)	845	852,098
Geely Automobile Holdings Ltd., 4.00%, (Call 12/09/24)(a)(d)(e)	200	183,032
General Motors Co.
4.00%, 04/01/25(c)	68	67,765
4.20%, 10/01/27 (Call 07/01/27)(c)	629	614,703
4.88%, 10/02/23	754	762,935
5.00%, 10/01/28 (Call 07/01/28)(c)	441	439,364
5.00%, 04/01/35	323	302,125
5.15%, 04/01/38 (Call 10/01/37)	355	320,970
5.20%, 04/01/45	1,192	1,036,992
5.40%, 10/02/23	636	647,168
5.40%, 10/15/29 (Call 08/15/29)	335	334,943
5.40%, 04/01/48 (Call 10/01/47)	365	329,387
5.60%, 10/15/32 (Call 07/15/32)	540	539,536
5.95%, 04/01/49 (Call 10/01/48)(c)	530	508,016
6.13%, 10/01/25 (Call 09/01/25)	1,065	1,119,730
Security	Par (000)	Value

Auto Manufacturers (continued)
6.25%, 10/02/43	$865	$853,098
6.60%, 04/01/36 (Call 10/01/35)	688	725,455
6.75%, 04/01/46 (Call 10/01/45)	474	492,586
6.80%, 10/01/27 (Call 08/01/27)	599	648,178
General Motors Financial Co. Inc.
1.05%, 03/08/24	530	506,579
1.20%, 10/15/24	140	131,020
1.25%, 01/08/26 (Call 12/08/25)	890	803,092
1.50%, 06/10/26 (Call 05/10/26)	800	716,696
1.70%, 08/18/23	64	62,523
2.35%, 02/26/27 (Call 01/26/27)	300	270,801
2.35%, 01/08/31 (Call 10/08/30)(c)	545	438,512
2.40%, 04/10/28 (Call 02/10/28)	547	473,396
2.40%, 10/15/28 (Call 08/15/28)	205	175,515
2.70%, 08/20/27 (Call 06/20/27)	600	540,702
2.70%, 06/10/31 (Call 03/10/31)	390	319,320
2.75%, 06/20/25 (Call 05/20/25)	898	860,410
2.90%, 02/26/25 (Call 01/26/25)	1,168	1,131,009
3.10%, 01/12/32 (Call 10/12/31)(c)	200	167,318
3.50%, 11/07/24 (Call 09/07/24)	195	192,075
3.60%, 06/21/30 (Call 03/21/30)	885	787,331
3.85%, 01/05/28 (Call 10/05/27)	246	230,578
3.95%, 04/13/24 (Call 02/13/24)	1,172	1,170,383
4.00%, 01/15/25 (Call 10/15/24)	727	720,886
4.00%, 10/06/26 (Call 07/06/26)	852	837,005
4.30%, 07/13/25 (Call 04/13/25)	750	753,030
4.30%, 04/06/29 (Call 02/06/29)(c)	45	42,619
4.35%, 04/09/25 (Call 02/09/25)	457	457,919
4.35%, 01/17/27 (Call 10/17/26)(c)	800	786,624
5.00%, 04/09/27 (Call 03/09/27)	1,100	1,103,850
5.10%, 01/17/24 (Call 12/17/23)	514	522,121
5.25%, 03/01/26 (Call 12/01/25)	682	696,397
5.65%, 01/17/29 (Call 10/17/28)	453	462,083
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25 (Call 05/08/25)(b)	982	953,267
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	608	569,562
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(d)	200	180,804
Hyundai Capital America
0.80%, 01/08/24(b)	1,425	1,357,626
0.88%, 06/14/24(b)	1,310	1,229,369
1.00%, 09/17/24(b)	690	644,156
1.25%, 09/18/23(b)	1,870	1,816,125
1.30%, 01/08/26 (Call 12/08/25)(b)	550	494,885
1.50%, 06/15/26 (Call 05/15/26)(b)	805	719,549
1.65%, 09/17/26 (Call 08/17/26)(b)	745	666,350
1.80%, 10/15/25 (Call 09/15/25)(b)	705	647,493
1.80%, 01/10/28 (Call 11/10/27)(b)	663	568,728
2.00%, 06/15/28 (Call 04/15/28)(b)	735	629,476
2.10%, 09/15/28 (Call 07/17/28)(b)(c)	520	444,553
2.38%, 10/15/27 (Call 08/15/27)(b)	605	540,955
2.65%, 02/10/25 (Call 01/10/25)(b)	850	814,700
2.75%, 09/27/26(d)	250	232,855
3.00%, 02/10/27 (Call 12/10/26)(b)	655	611,154
3.40%, 06/20/24(d)	400	393,232
3.50%, 11/02/26 (Call 09/02/26)(b)	787	754,709
4.30%, 02/01/24(d)	50	50,032
5.88%, 04/07/25 (Call 03/07/25)(b)(c)	593	612,314
6.38%, 04/08/30 (Call 01/08/30)(b)	40	43,440

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	$600	$541,770
2.13%, 04/24/25(d)	400	378,320
Hyundai Motor Manufacturing Indonesia PT, 1.75%, 05/06/26(d)	200	183,294
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)(c)	195	145,899
5.50%, 07/15/29 (Call 07/15/24)(b)(c)	340	262,864
5.88%, 01/15/28 (Call 01/15/24)(b)	380	302,925
7.75%, 10/15/25 (Call 10/15/22)(b)	500	476,020
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/23)(b)	290	283,797
Kia Corp.
1.00%, 04/16/24(d)	261	248,918
1.75%, 10/16/26(d)	600	546,990
2.75%, 02/14/27(d)	200	188,640
3.25%, 04/21/26(b)	300	292,329
Mercedes-Benz Finance North America LLC
3.25%, 08/01/24(b)	290	287,726
3.50%, 08/03/25(b)	1,165	1,155,505
3.65%, 02/22/24(b)(c)	330	329,162
3.75%, 02/22/28(b)(c)	970	955,208
8.50%, 01/18/31	428	558,215
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	1,045	969,049
1.85%, 09/16/26 (Call 08/16/26)(b)	1,490	1,282,294
2.45%, 09/15/28 (Call 07/15/28)(b)	635	522,027
Nissan Motor Acceptance Corp.
2.75%, 03/09/28 (Call 01/09/28)(b)	130	110,468
3.88%, 09/21/23(b)	235	233,705
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	1,630	1,607,131
3.52%, 09/17/25 (Call 08/17/25)(b)	1,485	1,428,555
4.35%, 09/17/27 (Call 07/17/27)(b)(c)	1,540	1,447,569
4.81%, 09/17/30 (Call 06/17/30)(b)	908	825,299
PACCAR Financial Corp.
0.50%, 08/09/24	315	298,220
1.10%, 05/11/26	240	221,510
1.80%, 02/06/25	249	239,951
2.00%, 02/04/27(c)	200	189,348
2.15%, 08/15/24	210	205,279
3.15%, 06/13/24	125	124,538
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	420	365,362
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	1,220	1,080,810
2.69%, 09/15/31 (Call 06/15/31)(b)(c)	870	712,182
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	465	446,744
1.34%, 03/25/26 (Call 02/25/26)	644	601,155
2.36%, 07/02/24	155	152,881
2.36%, 03/25/31 (Call 12/25/30)	575	519,610
2.76%, 07/02/29	615	576,304
3.67%, 07/20/28	165	166,254
Toyota Motor Credit Corp.
0.45%, 01/11/24	250	240,685
0.50%, 08/14/23	1,935	1,882,349
0.50%, 06/18/24	895	852,380
0.63%, 09/13/24	965	913,797
0.80%, 10/16/25	600	553,866
0.80%, 01/09/26	10	9,202
Security	Par (000)	Value

Auto Manufacturers (continued)
1.13%, 06/18/26	$1,305	$1,207,308
1.15%, 08/13/27(c)	105	94,123
1.35%, 08/25/23	133	130,626
1.45%, 01/13/25(c)	500	479,385
1.65%, 01/10/31	60	50,809
1.80%, 02/13/25	485	467,889
1.90%, 01/13/27	500	469,165
1.90%, 04/06/28	1,060	971,077
1.90%, 09/12/31	795	679,280
2.00%, 10/07/24	235	228,777
2.15%, 02/13/30	192	172,679
2.25%, 10/18/23	25	24,744
2.90%, 04/17/24	351	349,543
3.00%, 04/01/25	467	463,367
3.05%, 03/22/27	800	788,176
3.05%, 01/11/28	384	376,009
3.20%, 10/24/25(d)(f)	450	446,715
3.20%, 01/11/27	677	670,731
3.35%, 01/08/24	40	40,164
3.38%, 04/01/30	686	669,433
3.40%, 04/14/25	427	428,012
3.45%, 09/20/23	563	565,505
3.65%, 01/08/29	326	325,058
3.95%, 06/30/25	440	446,895
4.45%, 06/29/29	540	562,054
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(b)	1,485	1,429,713
1.25%, 11/24/25 (Call 10/24/25)(b)(c)	1,500	1,368,270
1.63%, 11/24/27 (Call 09/24/27)(b)(c)	1,103	957,327
2.85%, 09/26/24(b)	573	558,853
3.20%, 09/26/26 (Call 07/26/26)(b)	335	322,059
3.35%, 05/13/25(b)	425	416,224
3.75%, 05/13/30(b)	145	135,829
3.95%, 06/06/25(b)	2,090	2,080,093
4.25%, 11/13/23(b)(c)	455	457,780
4.35%, 06/08/27 (Call 05/08/27)(b)(c)	1,795	1,785,451
4.60%, 06/08/29 (Call 04/08/29)(b)	1,015	1,010,838
4.63%, 11/13/25(b)	300	303,438
4.75%, 11/13/28(b)	566	570,630
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	215	178,046
		132,942,383
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/22)(b)	435	405,494
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	345	301,668
6.25%, 03/15/26 (Call 03/15/23)(c)	36	34,106
6.50%, 04/01/27 (Call 04/01/23)	290	278,365
6.88%, 07/01/28 (Call 07/01/23)(c)	305	293,383
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	1,050	699,100
4.35%, 03/15/29 (Call 12/15/28)	265	255,921
4.40%, 10/01/46 (Call 04/01/46)	118	96,860
5.40%, 03/15/49 (Call 09/15/48)	379	353,622
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	440	388,243
4.15%, 05/01/52 (Call 11/01/51)	600	478,140
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	448	415,520

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
3.38%, 03/15/25 (Call 12/15/24)	$165	$162,274
4.38%, 03/15/45 (Call 09/15/44)	95	79,479
5.00%, 10/01/25(b)	1,212	1,234,980
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/23)(b)	259	260,036
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/23)(b)(c)	530	534,807
8.50%, 05/15/27 (Call 05/15/23)(b)(c)	1,141	1,150,915
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/22)(b)(c)	248	116,922
13.00%, 06/01/24 (Call 06/01/23)(b)(c)	200	212,126
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/23)(b)	195	191,627
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	250	210,443
4.50%, 02/15/32 (Call 02/15/27)	175	146,104
5.38%, 11/15/27 (Call 11/15/22)	270	253,822
5.63%, 06/15/28 (Call 06/15/23)	265	247,825
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)(c)	250	224,895
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)	380	283,803
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	429	411,728
5.00%, 05/31/26 (Call 05/31/23)(c)	445	437,511
5.00%, 07/15/29 (Call 04/15/29)(c)	510	464,814
5.25%, 04/30/31 (Call 01/30/31)(c)	335	298,281
5.25%, 07/15/31 (Call 04/15/31)(c)	375	326,524
5.63%, 04/30/33 (Call 01/30/33)	260	225,498
7.00%, 03/15/28(c)	124	125,271
9.50%, 05/31/25 (Call 05/31/23)(c)	432	455,367
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 09/15/22), (5.50% PIK)(b)(g)	315	271,766
6.00%, 05/15/27 (Call 05/15/23), (6.75% PIK)(b)(c)(g)	225	200,495
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(b)(g)	210	180,083
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	425	343,392
3.50%, 05/30/30 (Call 02/28/30)	65	57,303
3.55%, 01/15/52 (Call 07/15/51)	175	120,197
3.80%, 09/15/27 (Call 06/15/27)	147	142,322
4.25%, 05/15/29 (Call 02/15/29)	280	263,234
5.25%, 05/15/49 (Call 11/15/48)(c)	460	412,583
Levc Finance Ltd., 1.38%, 03/25/24(d)	200	192,122
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(c)	300	265,314
3.63%, 06/15/24 (Call 03/15/24)	1,010	1,009,152
4.15%, 10/01/25 (Call 07/01/25)(c)	180	182,111
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	170	168,980
6.25%, 06/01/25 (Call 06/01/23)(b)	72	74,123
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(d)	400	306,740
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	320	259,296
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/23)	390	382,832
5.13%, 04/15/29 (Call 04/15/24)(b)	460	454,370
5.38%, 12/15/24 (Call 12/15/22)	175	170,987
7.88%, 01/15/29 (Call 01/15/24)(b)	310	307,430
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(c)	215	206,583
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(b)(c)	499	496,365
Security	Par (000)	Value

Auto Parts & Equipment (continued)
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)(c)	$240	$173,542
ZF North America Capital Inc., 4.75%, 04/29/25(b)	645	614,259
		19,311,055
Banks — 6.4%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	560	499,912
2.47%, 12/13/29 (Call 12/13/28)(a)(b)	600	521,022
3.32%, 03/13/37 (Call 12/13/31)(a)(b)	845	684,382
4.75%, 07/28/25(b)	520	519,080
4.80%, 04/18/26(b)	875	873,582
ABQ Finance Ltd.
1.88%, 09/08/25(d)	400	373,548
3.13%, 09/24/24(d)	400	392,040
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(d)	200	196,030
Access Bank PLC, 6.13%, 09/21/26(d)	200	147,234
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(e)	400	408,588
Agricultural Bank of China Ltd., 0.75%, 03/02/24(d)	400	384,376
Agricultural Bank of China Ltd./Hong Kong
0.70%, 06/17/24(d)	400	381,152
1.00%, 10/22/23(d)	800	778,928
1.20%, 10/22/25(d)	400	373,868
Agricultural Bank of China Ltd./New York
0.85%, 01/19/24(d)	400	386,092
1.25%, 01/19/26(d)	400	374,652
1.50%, 01/18/25(d)	200	191,672
2.00%, 01/18/27(d)	200	189,740
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	186,926
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(d)	200	200,808
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24), (3 mo. LIBOR US + 1.874%)(a)(b)	465	457,183
4.75%, 10/12/23(b)	1,261	1,260,433
Akbank TAS
5.13%, 03/31/25(d)	200	174,650
6.80%, 02/06/26(d)	400	350,828
6.80%, 06/22/31 (Call 06/22/26)(a)(d)	200	163,588
AKCB Finance Ltd., 4.75%, 10/09/23(d)	400	402,928
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	355	322,230
2.17%, 02/18/25(b)	365	351,371
3.40%, 03/19/24(b)	789	787,304
3.45%, 07/17/27(b)	929	907,652
3.45%, 01/21/28(b)	879	853,571
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(d)	400	377,424
ASB Bank Ltd.
1.63%, 10/22/26(b)	505	459,772
2.38%, 10/22/31(b)(c)	410	351,251
3.13%, 05/23/24(b)	338	334,110
5.28%, 06/17/32 (Call 06/17/27)(a)(b)	500	499,755
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	400	364,612
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30)(a)(b)	1,180	961,582
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	1,204	1,139,743
4.40%, 05/19/26(b)	295	294,021
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	335	336,990

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	$1,825	$1,765,815
1.13%, 09/18/25	2,435	2,242,197
Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(d)	800	770,088
Banco de Bogota SA, 6.25%, 05/12/26(d)	600	567,492
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(d)	400	340,352
Banco de Credito del Peru S.A.
3.13%, 07/01/30 (Call 07/01/25)(a)(d)	700	640,087
3.25%, 09/30/31 (Call 09/30/26)(a)(d)	300	262,548
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(c)(d)	200	166,578
3.50%, 10/12/27(d)	400	377,564
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(c)(d)	400	379,608
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	400	368,320
4.63%, 01/15/25(d)	800	789,312
4.75%, 03/20/24(d)	600	599,868
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(d)	400	379,880
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(d)	450	445,122
4.38%, 04/11/27 (Call 01/11/27)(d)	570	544,532
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(d)	250	229,455
Banco Nacional de Comercio Exterior SNC/Cayman Islands
2.72%, 08/11/31 (Call 08/11/26)(a)(d)	200	173,718
4.38%, 10/14/25(d)	600	593,862
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(d)	600	477,174
Banco Santander Chile
2.70%, 01/10/25 (Call 12/10/24)(c)(d)	500	479,425
3.18%, 10/26/31 (Call 07/28/31)(d)	150	127,875
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(d)	1,050	1,068,217
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1 year CMT + 0.900%)(a)	603	531,147
1.85%, 03/25/26	558	507,417
2.71%, 06/27/24	810	793,670
2.75%, 05/28/25	748	713,951
2.75%, 12/03/30(c)	1,020	814,174
2.96%, 03/25/31	675	573,007
3.23%, 11/22/32 (Call 08/22/31)(a)	625	493,519
3.31%, 06/27/29	1,023	949,313
3.49%, 05/28/30	755	680,542
3.80%, 02/23/28	897	847,683
3.89%, 05/24/24	400	401,256
4.18%, 03/24/28 (Call 03/24/27), (1 year CMT + 2.000%)(a)	400	386,000
4.25%, 04/11/27	870	854,497
5.18%, 11/19/25	295	297,994
Banco Votorantim SA, 4.38%, 07/29/25(d)	200	191,716
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	800	756,632
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36(d)	400	343,796
3.73%, 09/25/34 (Call 09/25/29)(a)(d)	800	707,760
4.05%, 03/19/24(d)	600	603,570
Security	Par (000)	Value

Banks (continued)
4.45%, 09/19/28(d)	$500	$509,915
9.03%, 03/15/29(b)(c)	400	485,600
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(d)	400	366,784
4.75%, 05/13/25(d)	400	404,568
Bank Muscat SAOG, 4.75%, 03/17/26(d)	200	191,756
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)	400	368,644
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	2,335	2,240,432
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	874	828,963
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	967	901,911
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)	1,833	1,664,859
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	1,469	1,354,359
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(a)	1,338	1,254,121
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(a)	3,042	2,759,611
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	488	472,633
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(a)	1,177	973,403
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)	1,305	1,075,268
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	1,385	1,312,218
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(a)	1,013	894,732
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	1,100	922,878
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	606	582,481
2.48%, 09/21/36 (Call 09/21/31)(a)	1,925	1,557,306
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	1,998	1,747,131
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)	1,783	1,657,031
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	1,218	1,043,193
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	1,733	1,517,259
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(a)	3,192	2,416,408
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(a)	2,250	1,956,510
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)(c)	670	486,855
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	1,332	1,205,846
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	2,355	2,080,642
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	485	355,466
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	905	881,379

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	$1,298	$1,196,367
3.25%, 10/21/27 (Call 10/21/26)	1,268	1,225,180
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(a)	1,392	1,148,999
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	710	693,961
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(a)	1,460	1,427,500
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	2,805	2,683,403
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	1,380	1,363,606
3.50%, 04/19/26	1,366	1,362,558
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	987	963,026
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	1,431	1,384,550
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	1,239	1,207,616
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	1,297	1,272,305
3.84%, 04/25/25 (Call 04/27/24), (SOFR + 1.110%)(a)	1,683	1,677,025
3.85%, 03/08/37 (Call 03/08/32)(a)	500	449,475
3.88%, 08/01/25	1,131	1,145,262
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(a)	823	742,478
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	1,516	1,483,649
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	2,436	2,359,242
4.00%, 04/01/24	1,990	2,012,427
4.00%, 01/22/25	812	814,736
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(a)	862	785,549
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(a)	2,797	2,537,830
4.13%, 01/22/24	1,693	1,717,667
4.20%, 08/26/24	1,918	1,939,904
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	1,750	1,686,877
4.25%, 10/22/26	898	907,528
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	1,770	1,754,884
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	1,371	1,306,947
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(a)	1,545	1,550,562
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	1,864	1,791,509
4.45%, 03/03/26	1,131	1,147,286
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(a)(c)	1,698	1,708,290
4.83%, 07/22/26 (Call 07/22/25), (SOFR + 1.750%)(a)	1,730	1,757,213
4.88%, 04/01/44	310	312,337
4.95%, 07/22/28 (Call 07/22/27), (SOFR + 2.040%)(a)	1,810	1,861,657
5.00%, 01/21/44	940	961,357
Security	Par (000)	Value

Banks (continued)
5.02%, 07/22/33 (Call 07/22/32), (SOFR + 2.160%)(a)	$1,950	$2,032,192
5.88%, 02/07/42	1,094	1,238,134
6.11%, 01/29/37	1,557	1,752,061
6.22%, 09/15/26	315	334,609
7.75%, 05/14/38	1,190	1,527,317
Series L, 3.95%, 04/21/25	1,117	1,118,296
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,500	1,496,400
Series L, 4.75%, 04/21/45	825	790,969
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(a)	1,714	1,565,293
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	2,232	1,939,139
Series N, 3.48%, 03/13/52 (Call 03/11/51), (SOFR + 1.650%)(a)	835	680,416
Bank of America N.A., 6.00%, 10/15/36	1,290	1,479,578
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(e)	1,700	1,727,183
Bank of China Ltd.
3.50%, 04/20/27(d)	200	201,710
5.00%, 11/13/24(d)	1,900	1,947,044
Bank of China Ltd./Hong Kong
0.75%, 02/04/24(d)	400	384,916
0.88%, 01/14/24(d)	600	579,630
1.25%, 06/24/25(d)	400	377,252
Bank of China Ltd./London, 1.00%, 11/02/24(d)	400	379,560
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	800	748,416
Bank of China Ltd./Paris, 0.95%, 09/21/23(d)	400	389,804
Bank of China Ltd./Singapore, 0.80%, 04/28/24(d)	400	383,284
Bank of China Ltd./Sydney, 0.75%, 09/29/24(d)	200	189,458
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(d)(e)	1,800	1,780,290
Bank of Communications Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	800	747,016
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26)(a)(d)	600	553,932
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(d)	1,100	1,065,592
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26)(a)(b)	50	43,792
4.50%, 11/25/23(b)	1,225	1,224,118
Bank of Montreal
0.45%, 12/08/23(c)	1,240	1,198,621
0.63%, 07/09/24	1,155	1,095,009
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	460	416,397
1.25%, 09/15/26	1,915	1,740,237
1.50%, 01/10/25	50	47,728
1.85%, 05/01/25	132	126,208
2.15%, 03/08/24	598	587,104
2.50%, 06/28/24	1,288	1,266,619
2.65%, 03/08/27	600	570,846
3.09%, 01/10/37 (Call 01/10/32)(a)	270	225,682
3.80%, 12/15/32 (Call 12/15/27)(a)	616	577,685
4.34%, 10/05/28 (Call 10/05/23)(a)	1,045	1,045,439
Series E, 3.30%, 02/05/24	2,051	2,048,108
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	270	261,166
0.50%, 04/26/24 (Call 03/26/24)	455	434,520
0.75%, 01/28/26 (Call 12/28/25)	225	206,087
1.05%, 10/15/26 (Call 09/15/26)	522	474,321

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.60%, 04/24/25 (Call 03/24/25)	$870	$829,336
1.65%, 07/14/28 (Call 05/14/28)	625	556,969
1.65%, 01/28/31 (Call 10/28/30)	60	50,142
1.80%, 07/28/31 (Call 04/28/31)(c)	460	386,165
2.05%, 01/26/27 (Call 12/26/26)	360	338,443
2.10%, 10/24/24	1,115	1,092,265
2.20%, 08/16/23 (Call 06/16/23)	392	388,790
2.45%, 08/17/26 (Call 05/17/26)	329	317,156
2.50%, 01/26/32 (Call 10/26/31)	385	339,863
2.80%, 05/04/26 (Call 02/04/26)	297	291,589
3.00%, 10/30/28 (Call 07/30/28)(c)	368	347,153
3.25%, 09/11/24 (Call 08/11/24)(c)	1,066	1,064,923
3.25%, 05/16/27 (Call 02/16/27)	493	487,326
3.35%, 04/25/25 (Call 03/25/25)	545	544,831
3.40%, 05/15/24 (Call 04/15/24)	285	284,917
3.40%, 01/29/28 (Call 10/29/27)	419	411,521
3.43%, 06/13/25 (Call 06/13/24), (SOFR + 0.565%)(a)	270	269,414
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	1,006	987,912
3.45%, 08/11/23	407	407,786
3.85%, 04/28/28	500	501,920
3.85%, 04/26/29 (Call 02/26/29)	440	438,684
3.95%, 11/18/25 (Call 10/18/25)	545	553,088
3.99%, 06/13/28 (Call 06/13/27), (SOFR + 1.151%)(a)	270	270,418
4.29%, 06/13/33 (Call 06/13/32), (SOFR + 1.418%)(a)	270	275,446
4.41%, 07/24/26 (Call 07/24/25)(a)	140	142,325
4.60%, 07/26/30 (Call 07/26/29)(a)	90	92,674
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	813	818,715
Series G, 3.00%, 02/24/25 (Call 01/24/25)	595	589,812
Series J, 0.85%, 10/25/24 (Call 09/25/24)	200	189,770
Series J, 1.90%, 01/25/29 (Call 11/25/28)	300	265,443
Bank of New York Mellon Corp/The, 3.30%, 08/23/29 (Call 05/23/29)	658	630,785
Bank of New Zealand
2.00%, 02/21/25(b)	1,326	1,269,844
2.29%, 01/27/27(b)	300	280,242
2.87%, 01/27/32(b)	308	279,264
3.50%, 02/20/24(b)(c)	789	787,959
Bank of Nova Scotia (The)
0.55%, 09/15/23	620	601,357
0.65%, 07/31/24	420	396,472
0.70%, 04/15/24	255	242,847
1.05%, 03/02/26	115	104,956
1.30%, 06/11/25	485	455,963
1.30%, 09/15/26 (Call 06/15/26)	1,170	1,059,259
1.35%, 06/24/26	1,060	974,225
1.45%, 01/10/25	500	475,995
1.95%, 02/02/27	800	736,672
2.15%, 08/01/31(c)	785	665,130
2.20%, 02/03/25	883	853,817
2.45%, 02/02/32	500	429,695
2.70%, 08/03/26	680	653,616
3.40%, 02/11/24	1,408	1,406,845
3.45%, 04/11/25	548	544,339
4.50%, 12/16/25	740	747,341
4.59%, 05/04/37 (Call 02/04/32)(a)	85	79,323
Security	Par (000)	Value

Banks (continued)
Bank of the Philippine Islands
2.50%, 09/10/24(d)	$200	$194,252
4.25%, 09/04/23(d)	400	401,132
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(d)	400	398,896
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	315	320,390
5.13%, 06/11/30 (Call 03/11/30)	302	301,414
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	485	462,409
1.00%, 02/04/25(b)	950	880,194
1.60%, 10/04/26(b)	590	536,263
2.38%, 11/21/24(b)	1,003	965,999
4.52%, 07/13/25(b)	300	303,303
4.75%, 07/13/27(b)(c)	300	306,555
Barclays Bank PLC, 3.75%, 05/15/24	270	270,356
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23), (1 year CMT + 0.800%)(a)	645	614,072
2.28%, 11/24/27 (Call 11/24/26), (1 year CMT + 1.050%)(a)	1,105	989,649
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(a)	468	387,448
2.67%, 03/10/32 (Call 03/10/31)(a)	245	200,849
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)	1,520	1,442,738
3.33%, 11/24/42 (Call 11/24/41)(a)	640	484,026
3.56%, 09/23/35 (Call 09/23/30)(a)	1,450	1,207,313
3.65%, 03/16/25	415	408,721
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	1,009	993,290
4.34%, 01/10/28 (Call 01/10/27)	1,144	1,112,346
4.38%, 09/11/24	719	716,232
4.38%, 01/12/26	2,299	2,306,334
4.84%, 05/09/28 (Call 05/07/27)	743	722,025
4.95%, 01/10/47	1,127	1,081,413
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	1,100	1,090,364
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	790	750,539
5.20%, 05/12/26	1,780	1,797,391
5.25%, 08/17/45	745	730,115
BBK BSC, 5.50%, 07/09/24(d)	400	394,360
BBVA Bancomer SA/Texas
4.38%, 04/10/24(d)	406	403,653
6.75%, 09/18/25(d)	400	364,568
BDO Unibank Inc., 2.13%, 01/13/26(d)	400	372,952
BNG Bank NV
1.50%, 10/16/24(b)(c)	990	957,310
2.38%, 03/16/26(b)	250	244,673
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (SOFR + 1.004%)(a)(b)	1,580	1,409,613
1.68%, 06/30/27 (Call 06/30/26), (SOFR + 0.912%)(a)(b)	1,065	950,789
1.90%, 09/30/28 (Call 09/30/27), (SOFR + 1.609%)(a)(b)	2,065	1,785,544
2.16%, 09/15/29 (Call 09/15/28), (SOFR + 1.218%)(a)(b)	295	249,865

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.22%, 06/09/26 (Call 06/09/25), (SOFR + 2.074%)(a)(b)	$1,375	$1,285,515
2.59%, 01/20/28 (Call 01/20/27), (SOFR + 1.228%)(a)(b)	235	213,110
2.59%, 08/12/35 (Call 08/12/30)(a)(b)	1,955	1,566,131
2.82%, 11/19/25 (Call 11/19/24), (3 mo. LIBOR US + 1.111%)(a)(b)	2,310	2,212,264
2.82%, 01/26/41(b)	380	270,256
2.87%, 04/19/32 (Call 04/19/31), (SOFR + 1.387%)(a)(b)	548	462,934
3.05%, 01/13/31 (Call 01/13/30), (SOFR + 1.507%)(a)(b)	1,240	1,089,328
3.13%, 01/20/33 (Call 01/20/32), (SOFR + 1.561%)(a)(b)(c)	248	211,849
3.38%, 01/09/25(b)	1,353	1,326,522
3.50%, 11/16/27(b)(c)	385	365,107
3.80%, 01/10/24(b)	1,015	1,012,442
4.25%, 10/15/24	1,433	1,439,907
4.38%, 09/28/25(b)(c)	560	556,786
4.38%, 05/12/26(b)(c)	1,030	1,024,170
4.38%, 03/01/33 (Call 03/01/28)(a)(b)	1,298	1,219,082
4.40%, 08/14/28(b)(c)	600	585,690
4.63%, 03/13/27(b)(c)	405	401,298
4.71%, 01/10/25 (Call 01/10/24), (3 mo. LIBOR US + 2.235%)(a)(b)	1,430	1,433,003
5.20%, 01/10/30 (Call 01/10/29), (3 mo. LIBOR US + 2.567%)(a)(b)	593	599,025
BOS Funding Ltd., 4.00%, 09/18/24(d)	400	386,144
BOSCI BVI Ltd., 1.25%, 09/10/23(d)	600	582,792
Boubyan Sukuk Ltd., 2.59%, 02/18/25(d)	400	385,376
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26)(a)(d)(e)	400	374,000
BPCE SA
1.00%, 01/20/26(b)	715	643,479
1.63%, 01/14/25(b)	993	940,321
1.65%, 10/06/26 (Call 10/06/25), (SOFR + 1.520%)(a)(b)	1,740	1,572,595
2.05%, 10/19/27 (Call 10/19/26), (SOFR + 1.087%)(a)(b)	290	259,364
2.28%, 01/20/32 (Call 01/20/31), (SOFR + 1.312%)(a)(b)(c)	405	326,624
2.38%, 01/14/25(b)	1,310	1,250,067
2.70%, 10/01/29(b)	221	196,876
3.12%, 10/19/32 (Call 10/19/31), (SOFR + 1.730%)(a)(b)	420	344,165
3.25%, 01/11/28(b)	250	235,380
3.38%, 12/02/26	1,151	1,121,258
3.50%, 10/23/27(b)	525	493,516
3.58%, 10/19/42 (Call 10/19/41), (SOFR + 1.952%)(a)(b)(c)	495	371,913
4.00%, 09/12/23(b)	395	394,447
4.00%, 04/15/24	1,063	1,062,819
4.50%, 03/15/25(b)	615	606,531
4.63%, 07/11/24(b)	370	367,621
4.63%, 09/12/28(b)	441	432,343
4.75%, 07/19/27(b)	1,000	1,016,030
4.88%, 04/01/26(b)	400	397,388
5.15%, 07/21/24(b)	1,017	1,016,746
5.70%, 10/22/23(b)	430	434,928
5.75%, 07/19/33 (Call 07/19/32)(a)(b)	1,000	1,028,570
Security	Par (000)	Value

Banks (continued)
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26)(a)(d)	$600	$481,092
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	225	221,297
Canadian Imperial Bank of Commerce
0.50%, 12/14/23(c)	1,089	1,048,522
0.95%, 10/23/25(c)	275	252,733
1.00%, 10/18/24	440	414,181
1.25%, 06/22/26 (Call 05/22/26)	1,038	947,185
2.25%, 01/28/25	795	769,854
3.10%, 04/02/24	883	876,996
3.30%, 04/07/25	45	44,555
3.50%, 09/13/23	693	695,356
3.95%, 08/04/25	400	400,808
CBQ Finance Ltd.
2.00%, 09/15/25(d)	400	374,068
2.00%, 05/12/26(d)	400	368,440
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(d)	500	502,080
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(d)	1,200	1,152,216
2.85%, 01/21/32 (Call 01/21/27)(a)(d)	600	574,980
4.25%, 02/27/29 (Call 02/27/24)(a)(d)	1,300	1,306,123
China Construction Bank Corp./Hong Kong
0.86%, 04/22/24(d)	400	383,564
1.00%, 08/04/23(d)	200	195,598
1.25%, 08/04/25(d)	600	563,652
1.46%, 04/22/26(d)	600	563,724
China Development Bank
3.38%, 01/24/27(d)	600	609,606
4.00%, 01/24/37(d)	200	205,132
China Everbright Bank Co. Ltd.
0.84%, 06/15/24(d)	400	381,424
2.14%, 08/03/23, (3 mo. LIBOR US + 0.850%)(a)(d)	600	600,288
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(d)	200	189,500
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	1,000	926,080
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(d)	200	184,272
China Minsheng Banking Corp. Ltd./Hong Kong, 3.66%, 10/22/23, (3 mo. LIBOR US + 0.900%)(a)(d)	800	798,504
China Zheshang Bank Co. Ltd./Hong Kong, 1.10%, 03/16/24(d)	400	383,432
CIMB Bank Bhd, 3.20%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(d)	200	200,042
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	790	794,384
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (SOFR + 0.686%)(a)	1,517	1,455,258
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	869	823,186
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(a)	1,315	1,181,238
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(a)	528	494,055
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)	1,030	927,515
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(a)	970	922,014
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(a)	300	254,991

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)	$1,484	$1,274,756
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(a)	1,500	1,305,915
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	435	384,466
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)	230	177,158
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	1,239	1,118,705
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(a)	1,111	985,457
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(a)	505	479,543
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	2,008	1,953,563
3.20%, 10/21/26 (Call 07/21/26)	2,267	2,216,469
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(a)	540	527,089
3.30%, 04/27/25	348	346,730
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	1,453	1,435,724
3.40%, 05/01/26	1,082	1,067,469
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	1,203	1,151,764
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	1,541	1,488,991
3.70%, 01/12/26	1,087	1,087,565
3.75%, 06/16/24(c)	821	829,793
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(a)	770	724,531
3.88%, 10/25/23	913	923,290
3.88%, 03/26/25	677	676,485
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(a)	387	349,144
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	889	871,647
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	1,093	1,058,122
4.00%, 08/05/24	955	961,255
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	1,014	989,705
4.13%, 07/25/28	875	870,065
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(a)(c)	610	610,689
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	769	728,851
4.30%, 11/20/26	728	736,925
4.40%, 06/10/25	1,794	1,812,460
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	1,833	1,814,743
4.45%, 09/29/27	1,906	1,912,442
4.60%, 03/09/26	1,133	1,156,442
4.65%, 07/30/45	691	673,642
4.65%, 07/23/48 (Call 06/23/48)	1,891	1,868,024
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)(c)	370	374,902
4.75%, 05/18/46	1,395	1,310,421
4.91%, 05/24/33 (Call 05/24/32), (SOFR + 2.086%)(a)	450	463,549
Security	Par (000)	Value

Banks (continued)
5.30%, 05/06/44	$952	$969,469
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)	1,123	1,174,636
5.50%, 09/13/25	2,002	2,088,406
5.88%, 02/22/33(c)	551	594,055
5.88%, 01/30/42	596	666,411
6.00%, 10/31/33	535	585,536
6.13%, 08/25/36	640	710,291
6.63%, 01/15/28	116	129,710
6.63%, 06/15/32	989	1,115,523
6.68%, 09/13/43	931	1,112,489
8.13%, 07/15/39	1,182	1,619,671
Citizens Bank N.A., 4.12%, 05/23/25 (Call 05/23/24), (SOFR + 1.395%)(a)	270	269,700
Citizens Bank NA/Providence RI
2.25%, 04/28/25 (Call 03/28/25)	494	473,282
3.75%, 02/18/26 (Call 11/18/25)	550	547,508
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	555	481,152
2.64%, 09/30/32 (Call 07/02/32)	325	268,482
2.85%, 07/27/26 (Call 04/25/26)	370	354,652
3.25%, 04/30/30 (Call 01/30/30)	800	735,848
4.30%, 12/03/25 (Call 11/03/25)	70	70,288
5.64%, 05/21/37 (Call 05/21/32)(a)	270	274,212
Comerica Bank, 2.50%, 07/23/24	400	390,288
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	890	879,925
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(e)	400	385,472
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(d)(e)	400	358,216
Commerzbank AG, 8.13%, 09/19/23(b)	405	414,939
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	1,245	1,130,883
1.88%, 09/15/31(b)(c)	1,805	1,531,109
2.30%, 03/14/25(b)(c)	1,000	969,210
2.55%, 03/14/27(b)	1,000	951,280
2.63%, 09/06/26(b)(c)	650	624,182
2.69%, 03/11/31(b)	705	585,340
2.85%, 05/18/26(b)	405	393,547
3.15%, 09/19/27(b)	345	335,409
3.31%, 03/11/41(b)	390	303,248
3.35%, 06/04/24(b)	40	39,913
3.61%, 09/12/34 (Call 09/12/29)(a)(b)	1,250	1,129,287
3.74%, 09/12/39(b)	900	753,687
3.78%, 03/14/32(b)	560	502,930
3.90%, 03/16/28(b)	685	686,911
3.90%, 07/12/47(b)(c)	745	681,936
4.32%, 01/10/48(b)	400	345,448
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	273	246,069
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	3,000	2,678,070
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	263	241,466
1.98%, 12/15/27 (Call 12/15/26)(a)(b)	698	631,948
2.63%, 07/22/24(b)	936	912,759
3.75%, 07/21/26	732	712,822
3.76%, 04/06/33 (Call 04/06/32)(a)(b)(c)	150	138,830
3.88%, 09/26/23(b)	928	929,336
4.38%, 08/04/25	620	621,488
4.63%, 12/01/23	130	131,223
5.25%, 05/24/41	891	1,005,868
5.25%, 08/04/45(c)	1,091	1,113,966

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.75%, 12/01/43	$740	$804,987
5.80%, 09/30/2110(b)	40	47,736
Cooperatieve Rabobank U.A./NY
1.38%, 01/10/25	250	237,373
3.38%, 05/21/25	634	628,491
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	400	370,308
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (SOFR + 0.892%)(a)(b)	510	454,838
2.02%, 01/11/27(b)(c)	500	456,760
3.25%, 01/14/30(b)	723	629,870
4.00%, 01/10/33 (Call 01/10/28)(a)(b)	1,480	1,371,087
4.38%, 03/17/25(b)	265	261,939
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (SOFR + 1.676%)(a)(b)	845	781,152
2.38%, 01/22/25(b)	250	240,670
3.25%, 10/04/24(b)	1,959	1,915,451
4.13%, 01/10/27(b)(c)	455	450,068
Credit Suisse AG/New York NY
0.50%, 02/02/24	625	594,412
1.25%, 08/07/26	1,270	1,130,694
2.95%, 04/09/25	1,860	1,799,866
3.63%, 09/09/24	1,688	1,666,765
3.70%, 02/21/25	820	809,086
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26), (SOFR + 0.980%)(a)(b)	2,220	1,915,616
2.19%, 06/05/26 (Call 06/05/25), (SOFR + 2.044%)(a)(b)(c)	1,934	1,761,468
2.59%, 09/11/25 (Call 09/11/24), (SOFR + 1.560%)(a)(b)	360	338,234
3.09%, 05/14/32 (Call 05/14/31), (SOFR + 1.730%)(a)(b)(c)	985	791,753
3.75%, 03/26/25	1,887	1,830,579
3.87%, 01/12/29 (Call 01/12/28), (3 mo. LIBOR US + 1.410%)(a)(b)	1,242	1,124,420
4.19%, 04/01/31 (Call 04/01/30), (SOFR + 3.730%)(a)(b)	1,045	931,105
4.28%, 01/09/28 (Call 01/09/27)(b)	800	745,072
4.55%, 04/17/26	1,078	1,060,806
4.88%, 05/15/45	1,567	1,382,595
Daegu Bank Ltd. (The), 3.75%, 08/13/23(d)	200	200,176
Dah Sing Bank Ltd., 3.00%, 11/02/31 (Call 11/02/26)(a)(d)	250	235,155
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24)(a)(b)	400	370,632
1.23%, 06/22/24 (Call 06/22/23)(b)	1,635	1,545,288
1.62%, 09/11/26 (Call 09/11/25)(a)(b)	987	888,458
3.24%, 12/20/25 (Call 12/20/24), (3 mo. LIBOR US + 1.591%)(a)(b)	1,021	978,445
3.77%, 03/28/25 (Call 03/28/24)(a)(b)	1,000	981,750
3.88%, 09/12/23(b)	605	603,088
4.30%, 04/01/28 (Call 04/01/27)(a)(b)	1,000	961,320
4.38%, 06/12/28(b)	455	436,777
5.38%, 01/12/24(b)	900	911,673
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26)(a)(d)	600	548,802
3.30%, (Call 02/27/25)(a)(d)(e)	400	373,864
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	755	760,293
Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG
4.10%, 01/13/26(c)	$480	$476,482
4.50%, 04/01/25	1,030	1,005,342
Deutsche Bank AG/London, 3.70%, 05/30/24	626	620,178
Deutsche Bank AG/New York NY
0.90%, 05/28/24	315	297,158
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(a)	90	84,360
1.69%, 03/19/26	535	488,995
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	1,124	1,007,374
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(a)	1,165	1,125,833
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	980	851,747
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	900	789,642
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(a)	565	463,130
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	1,125	961,819
3.70%, 05/30/24	715	706,027
3.73%, 01/14/32 (Call 01/14/31), (SOFR + 2.757%)(a)	665	517,689
3.74%, 01/07/33 (Call 10/07/31), (SOFR + 2.257%)(a)	850	647,054
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	830	801,963
4.10%, 01/13/26	322	318,584
4.88%, 12/01/32 (Call 12/01/27)(a)	612	528,535
5.88%, 07/08/31 (Call 04/08/30), (SOFR + 5.438%)(a)(c)	295	269,931
6.12%, 07/14/26 (Call 07/14/25), (SOFR + 3.190%)(a)	390	397,270
Series E, 0.96%, 11/08/23	255	245,698
Development Bank of Kazakhstan JSC, 2.95%, 05/06/31(d)	400	298,416
Development Bank of the Philippines, 2.38%, 03/11/31(d)	200	160,636
Dexia Credit Local SA, 1.13%, 04/09/26(b)	464	431,469
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	800	741,104
2.95%, 02/20/25(d)	600	583,476
2.95%, 01/16/26(d)	800	772,840
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	405,312
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	800	777,240
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(a)(d)(e)	200	184,776
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,410	1,357,647
2.70%, 02/06/30 (Call 11/06/29)	100	85,654
3.45%, 07/27/26 (Call 04/27/26)	225	215,071
4.20%, 08/08/23	270	271,312
4.65%, 09/13/28 (Call 06/13/28)	744	726,196
4.68%, 08/09/28 (Call 08/09/23)(a)	170	165,337
DNB Bank ASA, 1.54%, 05/25/27 (Call 05/25/26)(a)(b)	1,205	1,090,272
Doha Finance Ltd., 2.38%, 03/31/26(d)	200	185,074
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	615	673,966
Dukhan Tier 1 Sukuk Ltd., 3.95%, (Call 07/14/26)(a)(d)(e)	200	185,452
Ecobank Transnational Inc., 9.50%, 04/18/24(d)	400	380,436

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
EI Sukuk Co. Ltd.
1.83%, 09/23/25(d)	$200	$188,210
2.08%, 11/02/26(d)	200	186,434
Emirates Development Bank PJSC
1.64%, 06/15/26(d)	400	368,024
3.52%, 03/06/24(d)	400	397,724
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	800	742,120
2.63%, 02/18/25(d)	300	290,850
4.25%, (Call 02/27/27)(a)(d)(e)	200	183,452
6.13%, (Call 03/20/25)(a)(d)(e)	400	395,196
6.13%, (Call 04/09/26)(a)(d)(e)	600	592,752
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(d)	800	737,048
2.50%, 01/21/25(d)	400	389,268
3.88%, 01/22/24(d)	400	400,748
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	1,425	1,344,844
2.05%, 02/10/25(b)	1,001	950,740
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)(c)	500	455,015
2.38%, 01/28/25 (Call 12/29/24)	921	892,449
2.55%, 05/05/27 (Call 04/05/27)	762	715,808
3.65%, 01/25/24 (Call 12/25/23)	755	756,027
3.95%, 03/14/28 (Call 02/14/28)	428	426,040
4.06%, 04/25/28 (Call 04/25/27), (SOFR + 1.355%)(a)	285	283,595
4.30%, 01/16/24 (Call 12/16/23)	536	540,293
4.34%, 04/25/33 (Call 04/05/32), (SOFR + 1.660%)(a)	275	271,186
4.77%, 07/28/30 (Call 07/28/29)(a)	400	406,712
8.25%, 03/01/38	685	904,762
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	560	526,299
3.85%, 03/15/26 (Call 02/15/26)	268	266,298
3.95%, 07/28/25 (Call 06/28/25)	395	399,922
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(d)(e)	400	387,180
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(c)	315	327,824
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	400	396,812
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	385	345,842
4.63%, 02/13/47 (Call 08/13/46)	430	394,787
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)	273	263,186
6.13%, 03/09/28	305	324,737
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(b)	345	265,198
7.63%, 05/01/26 (Call 05/01/23)(b)	370	305,997
8.13%, 11/15/24 (Call 11/15/22)(b)	278	247,862
8.25%, 04/15/25 (Call 04/15/23)(b)	340	304,310
Goldman Sachs Capital I, 6.35%, 02/15/34	1,334	1,462,304
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(a)	1,183	1,136,567
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	448	412,066
Security	Par (000)	Value

Banks (continued)
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	$1,018	$977,891
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)	1,435	1,297,900
1.22%, 12/06/23 (Call 12/06/22)	625	605,969
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	1,093	987,995
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)	1,125	1,008,619
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(a)	1,020	984,953
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	1,870	1,704,243
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(a)	1,722	1,418,756
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	1,013	853,989
2.60%, 02/07/30 (Call 11/07/29)	668	591,080
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	1,172	1,011,272
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(a)	785	730,976
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	1,735	1,499,595
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(a)	585	448,759
3.00%, 03/15/24	600	594,456
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(a)	1,848	1,648,767
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)	1,270	1,024,966
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	1,472	1,443,340
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(a)	1,085	907,461
3.50%, 01/23/25 (Call 10/23/24)	838	837,313
3.50%, 04/01/25 (Call 03/01/25)	2,035	2,023,930
3.50%, 11/16/26 (Call 11/16/25)	1,829	1,794,377
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(a)	530	514,853
3.63%, 02/20/24 (Call 01/20/24)	1,466	1,468,961
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	703	683,443
3.75%, 05/22/25 (Call 02/22/25)	1,564	1,565,408
3.75%, 02/25/26 (Call 11/25/25)	1,046	1,048,134
3.80%, 03/15/30 (Call 12/15/29)	841	810,573
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	1,052	1,019,020
3.85%, 07/08/24 (Call 04/08/24)	1,076	1,082,176
3.85%, 01/26/27 (Call 01/26/26)	1,199	1,198,664
4.00%, 03/03/24	2,046	2,060,629
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	2,072	1,920,620
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	2,192	2,166,397
4.25%, 10/21/25	1,270	1,287,094
4.39%, 06/15/27 (Call 06/15/26), (SOFR + 1.510%)(a)	715	718,289
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	1,157	1,101,834

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.75%, 10/21/45 (Call 04/21/45)	$913	$902,172
4.80%, 07/08/44 (Call 01/08/44)	1,436	1,419,888
5.15%, 05/22/45	1,343	1,354,577
5.95%, 01/15/27	606	648,784
6.13%, 02/15/33	1,103	1,255,545
6.25%, 02/01/41	1,895	2,204,757
6.45%, 05/01/36	758	858,412
6.75%, 10/01/37	3,480	4,064,501
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(d)	1,000	790,000
Gulf International Bank BSC, 2.38%, 09/23/25(d)	600	554,952
Hana Bank
1.25%, 12/16/26(d)	400	362,660
3.25%, 03/30/27(d)	400	390,880
4.25%, 10/14/24(d)	200	200,076
HSBC Bank USA NA/New York NY
5.63%, 08/15/35	395	413,569
5.88%, 11/01/34(c)	180	189,941
7.00%, 01/15/39(c)	65	78,618
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	480	449,342
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)	798	764,620
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	1,720	1,533,535
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	1,255	1,158,265
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)	719	624,962
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	520	485,103
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	695	592,571
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	1,040	940,243
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)	200	165,200
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	1,510	1,446,444
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	965	810,021
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)	689	592,802
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)(c)	1,478	1,237,500
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(a)	505	485,598
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	1,610	1,588,925
3.90%, 05/25/26	730	726,007
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	1,418	1,330,410
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)(c)	950	917,614
4.18%, 12/09/25 (Call 12/09/24), (SOFR + 1.510%)(a)	540	536,269
4.25%, 03/14/24	912	914,280
4.25%, 08/18/25	595	591,436
4.29%, 09/12/26 (Call 09/15/25), (3 mo. LIBOR US + 1.348%)(a)	1,103	1,090,624
Security	Par (000)	Value

Banks (continued)
4.30%, 03/08/26	$1,540	$1,552,335
4.38%, 11/23/26	815	816,711
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	1,704	1,663,700
4.76%, 06/09/28 (Call 06/09/27), (SOFR + 2.110%)(a)	1,100	1,091,013
4.76%, 03/29/33 (Call 03/29/32), (SOFR + 2.530%)(a)(c)	1,120	1,061,558
4.95%, 03/31/30	875	886,086
5.25%, 03/14/44	740	717,741
6.10%, 01/14/42	755	854,954
6.50%, 05/02/36	1,281	1,434,630
6.50%, 09/15/37	1,810	2,038,983
6.80%, 06/01/38	1,144	1,277,207
7.63%, 05/17/32	758	904,537
HSBC USA Inc.
3.50%, 06/23/24	835	832,570
3.75%, 05/24/24	1,080	1,081,652
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(a)	567	447,000
5.02%, 05/17/33 (Call 05/17/32), (SOFR + 2.050%)(a)	495	506,583
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 01/04/30)	569	498,660
2.63%, 08/06/24 (Call 07/06/24)	1,056	1,034,109
4.00%, 05/15/25 (Call 04/15/25)	510	513,871
Huntington National Bank (The)
3.55%, 10/06/23 (Call 09/06/23)	90	90,035
4.55%, 05/17/28 (Call 05/17/27), (SOFR + 1.650%)(a)	340	346,457
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(d)	700	682,647
4.00%, 03/18/26(d)	200	198,920
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26)(a)(d)(e)	4,000	3,847,800
4.88%, 09/21/25(d)	600	615,630
Industrial & Commercial Bank of China Ltd./Hong Kong
1.20%, 07/20/25(d)	200	188,046
1.63%, 10/28/26(d)	1,000	938,390
2.78%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(d)	600	600,360
Industrial & Commercial Bank of China Ltd./London, 3.63%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(d)	800	802,552
Industrial & Commercial Bank of China Ltd./Singapore
1.00%, 09/09/23(d)	400	390,476
1.00%, 10/28/24(d)	600	570,600
1.20%, 09/09/25(d)	600	562,500
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(d)	2,200	2,147,970
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(d)	700	668,584
1.13%, 11/06/23(d)	200	194,028
ING Bank NV, 5.80%, 09/25/23(b)	245	249,359
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	565	516,647
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	435	393,627
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	753	642,896
3.55%, 04/09/24	1,039	1,034,106
3.95%, 03/29/27	1,023	999,911

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.05%, 04/09/29	$638	$614,343
4.10%, 10/02/23	2,035	2,046,986
4.25%, 03/28/33 (Call 03/28/32), (SOFR + 2.070%)(a)	216	206,157
4.55%, 10/02/28	783	782,421
4.63%, 01/06/26(b)	790	799,835
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(d)	750	711,457
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)(c)	330	311,507
3.88%, 01/12/28(b)(c)	400	372,492
4.20%, 06/01/32 (Call 06/01/31)(a)(b)	466	356,457
4.95%, 06/01/42 (Call 06/01/41)(a)(b)	450	310,113
5.02%, 06/26/24(b)	1,260	1,216,467
5.25%, 01/12/24	225	226,296
5.71%, 01/15/26(b)	890	864,217
Series XR, 3.25%, 09/23/24(b)	980	946,651
Series XR, 4.00%, 09/23/29(b)(c)	560	504,728
Series XR, 4.70%, 09/23/49(b)	280	229,961
Itau Unibanco Holding SA/Cayman Island, 3.25%, 01/24/25(c)(d)	400	386,100
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(a)	215	203,721
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(a)	455	437,778
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	1,045	976,114
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(a)	1,275	1,199,660
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)	1,035	973,956
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)	516	463,466
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	1,019	918,904
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	970	867,355
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(a)	1,010	950,410
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	840	763,148
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)	1,135	928,351
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(a)	1,645	1,368,278
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(a)	1,397	1,321,408
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(a)	1,525	1,346,300
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	1,944	1,842,756
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(a)	280	255,164
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(a)	999	957,891
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	1,464	1,283,313
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(a)	1,455	1,079,479
Security	Par (000)	Value

Banks (continued)
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	$2,490	$2,139,259
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	1,440	1,249,877
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(a)	540	519,275
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	1,887	1,690,865
2.95%, 10/01/26 (Call 07/01/26)	1,569	1,527,437
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(a)	735	695,163
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	1,875	1,675,106
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(a)	1,820	1,619,563
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)	945	769,324
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	972	741,267
3.13%, 01/23/25 (Call 10/23/24)	1,274	1,272,611
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(a)	1,140	932,110
3.20%, 06/15/26 (Call 03/15/26)	1,454	1,438,529
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	1,481	1,465,864
3.30%, 04/01/26 (Call 01/01/26)	807	802,190
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	806	642,737
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	2,392	2,289,024
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	701	679,241
3.63%, 05/13/24(c)	503	507,658
3.63%, 12/01/27 (Call 12/01/26)	1,335	1,314,388
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	1,153	1,102,464
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	969	951,325
3.85%, 06/14/25 (Call 06/14/24), (SOFR + 0.980%)(a)	1,265	1,261,673
3.88%, 02/01/24	1,231	1,246,634
3.88%, 09/10/24	2,727	2,743,498
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	635	590,709
3.90%, 07/15/25 (Call 04/15/25)	1,634	1,654,735
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)(c)	1,698	1,491,031
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	1,239	1,227,155
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	2,284	2,041,211
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	1,222	1,196,142
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	2,173	2,177,563
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	917	813,333
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(a)	2,070	2,067,475
4.13%, 12/15/26	682	689,707

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	$1,135	$1,123,117
4.25%, 10/01/27	1,753	1,784,256
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	1,343	1,267,899
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(a)	2,165	2,171,408
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	1,833	1,832,982
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	1,226	1,235,060
4.57%, 06/14/30 (Call 06/14/29), (SOFR + 1.750%)(a)	1,850	1,863,412
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(a)	210	212,923
4.85%, 07/25/28 (Call 07/25/27), (SOFR + 1.990%)(a)	1,080	1,108,253
4.85%, 02/01/44	753	777,284
4.91%, 07/25/33 (Call 07/25/32), (SOFR + 2.080%)(a)	515	536,491
4.95%, 06/01/45(c)	1,091	1,096,804
5.40%, 01/06/42	1,245	1,333,046
5.50%, 10/15/40	1,127	1,219,515
5.60%, 07/15/41	1,338	1,491,790
5.63%, 08/16/43	1,152	1,247,835
6.40%, 05/15/38	1,704	2,021,881
7.63%, 10/15/26	965	1,100,727
8.00%, 04/29/27	1,978	2,309,097
8.75%, 09/01/30	65	81,128
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(d)	600	540,402
KeyBank NA/Cleveland OH
3.30%, 06/01/25(c)	250	248,533
3.40%, 05/20/26	650	633,314
3.90%, 04/13/29 (Call 03/13/29)	529	504,645
KeyCorp
3.88%, 05/23/25 (Call 05/23/24), (SOFR + 1.250%)(a)	160	159,584
4.79%, 06/01/33 (Call 06/01/32)(a)	530	538,040
KeyCorp.
2.25%, 04/06/27	653	604,613
2.55%, 10/01/29	580	517,662
4.10%, 04/30/28	620	618,413
4.15%, 10/29/25(c)	558	563,987
KfW
0.00%, 04/18/36(h)	885	590,171
0.00%, 06/29/37(h)	895	553,719
0.25%, 10/19/23	2,428	2,348,653
0.25%, 03/08/24	3,025	2,895,772
0.38%, 07/18/25	2,510	2,329,004
0.50%, 09/20/24	2,003	1,899,845
0.63%, 01/22/26	2,190	2,025,027
0.75%, 09/30/30	2,170	1,848,862
1.00%, 10/01/26	890	824,265
1.25%, 01/31/25	540	518,530
1.38%, 08/05/24	1,488	1,441,128
1.75%, 09/14/29	1,029	960,757
2.00%, 05/02/25	1,907	1,860,908
2.50%, 11/20/24	2,844	2,812,119
2.63%, 02/28/24	5,958	5,924,218
Security	Par (000)	Value

Banks (continued)
2.88%, 04/03/28	$2,526	$2,530,951
Kookmin Bank
1.38%, 05/06/26(c)(d)	400	369,332
1.75%, 05/04/25(c)(d)	400	379,324
2.13%, 02/15/25(d)	200	192,428
2.50%, 11/04/30(d)	600	511,620
4.35%, (Call 07/02/24)(a)(d)(e)	400	381,952
Korea Development Bank (The)
0.40%, 03/09/24(c)	200	191,164
0.75%, 01/25/25	800	749,512
0.80%, 07/19/26(c)	800	728,968
1.00%, 09/09/26	600	549,180
1.63%, 01/19/31	700	604,345
2.00%, 09/12/26	200	190,698
2.13%, 10/01/24	465	453,659
3.00%, 01/13/26	200	198,534
3.25%, 02/19/24	400	399,956
3.38%, 09/16/25	400	398,816
3.75%, 01/22/24	400	403,020
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(d)	50	45,988
2.00%, 07/23/24(d)	70	68,695
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	528	489,905
0.88%, 09/03/30	1,556	1,338,300
1.75%, 07/27/26	414	395,370
1.75%, 01/14/27(d)	380	362,733
2.00%, 01/13/25	2,615	2,560,346
2.38%, 01/23/24(d)	495	490,139
2.38%, 06/10/25	599	589,739
3.13%, 11/14/23	1,590	1,592,099
Series 37, 2.50%, 11/15/27	1,298	1,274,532
Series 40, 0.50%, 05/27/25	1,053	984,376
Lloyds Bank PLC, 3.50%, 05/14/25(c)	160	158,048
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25), (1 year CMT + 1.000%)(a)	910	866,302
3.51%, 03/18/26 (Call 03/18/25), (1 year CMT + 1.600%)(a)	1,000	976,670
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	1,164	1,104,834
3.75%, 01/11/27	998	976,184
3.75%, 03/18/28 (Call 03/18/27), (1 year CMT + 1.800%)(a)	1,080	1,044,706
3.87%, 07/09/25 (Call 07/09/24), (1 year CMT + 3.500%)(a)	656	649,040
3.90%, 03/12/24	350	350,945
4.05%, 08/16/23	1,243	1,246,107
4.34%, 01/09/48	1,177	976,439
4.38%, 03/22/28	1,203	1,191,981
4.45%, 05/08/25	630	633,805
4.50%, 11/04/24	1,237	1,236,975
4.55%, 08/16/28	733	730,281
4.58%, 12/10/25	1,110	1,094,804
4.65%, 03/24/26	910	899,981
5.30%, 12/01/45	240	227,081
M&T Bank Corp., 4.00%, 07/15/24 (Call 04/16/24)	250	249,425
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	203	196,185
3.05%, 03/03/36 (Call 03/03/31)(a)(b)	537	436,296

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.23%, 03/21/25(b)	$300	$297,357
3.62%, 06/03/30(b)	640	569,126
3.90%, 01/15/26(b)	484	483,313
4.00%, 07/29/25(b)	25	25,117
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24), (SOFR + 0.694%)(a)(b)	333	310,409
1.34%, 01/12/27 (Call 01/12/26), (SOFR + 1.069%)(a)(b)	1,670	1,488,254
1.63%, 09/23/27 (Call 09/23/26), (SOFR + 0.910%)(a)(b)	705	620,555
1.94%, 04/14/28 (Call 04/14/27), (SOFR + 0.995%)(a)(b)	260	228,517
2.69%, 06/23/32 (Call 06/23/31), (SOFR + 1.440%)(a)(b)	395	328,636
2.87%, 01/14/33 (Call 01/14/32), (SOFR + 1.532%)(a)(b)	385	322,399
3.76%, 11/28/28 (Call 11/28/27), (3 mo. LIBOR US + 1.372%)(a)(b)	555	530,258
4.10%, 06/21/28 (Call 06/21/27), (SOFR + 2.125%)(a)(b)	300	292,032
4.44%, 06/21/33 (Call 06/21/32), (SOFR + 2.405%)(a)(b)	300	285,069
4.65%, 03/27/29 (Call 03/27/28), (3 mo. LIBOR US + 1.727%)(a)(b)(c)	363	359,098
5.03%, 01/15/30 (Call 01/15/29), (3 mo. LIBOR US + 1.750%)(a)(b)	1,068	1,077,879
Malayan Banking Bhd, 2.24%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(d)	400	400,468
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	180	173,509
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	800	762,816
Mashreqbank PSC, 4.25%, 02/26/24(d)	400	399,636
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	400	374,860
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23), (1 year CMT + 0.680%)(a)	845	814,918
0.95%, 07/19/25 (Call 07/19/24)(a)	438	410,275
0.96%, 10/11/25 (Call 10/11/24)(a)	265	245,965
1.41%, 07/17/25	1,007	939,330
1.54%, 07/20/27 (Call 07/20/26)(a)	665	594,663
1.64%, 10/13/27 (Call 10/13/26)(a)	300	268,176
2.05%, 07/17/30	1,036	865,775
2.19%, 02/25/25	901	862,473
2.31%, 07/20/32 (Call 07/20/31)(a)	840	696,688
2.34%, 01/19/28 (Call 01/19/27)(a)	290	265,295
2.49%, 10/13/32 (Call 10/13/31)(a)	200	168,864
2.53%, 09/13/23	585	579,162
2.56%, 02/25/30	451	394,517
2.76%, 09/13/26	562	533,383
2.80%, 07/18/24	1,375	1,347,307
2.85%, 01/19/33 (Call 01/19/32)(a)	240	208,296
3.20%, 07/18/29	1,363	1,257,395
3.29%, 07/25/27	450	433,570
3.41%, 03/07/24	544	541,030
3.68%, 02/22/27	340	334,349
3.74%, 03/07/29	1,066	1,026,803
3.75%, 07/18/39	1,380	1,229,304
3.78%, 03/02/25	420	421,869
3.84%, 04/17/26 (Call 04/17/25)(a)(c)	400	396,196
3.85%, 03/01/26	1,529	1,520,590
Security	Par (000)	Value

Banks (continued)
3.96%, 03/02/28(c)	$260	$256,511
4.05%, 09/11/28	728	715,682
4.08%, 04/19/28 (Call 04/19/27)(a)	400	394,256
4.15%, 03/07/39(c)	615	570,911
4.29%, 07/26/38	569	537,358
4.32%, 04/19/33 (Call 04/19/32)(a)	475	464,393
4.79%, 07/18/25 (Call 07/18/24)(a)	850	859,154
5.02%, 07/20/28 (Call 07/20/27)(a)	800	821,808
5.13%, 07/20/33 (Call 07/20/32)(a)	1,100	1,145,529
Mizuho Bank Ltd.
3.20%, 03/26/25(b)	75	73,676
3.60%, 09/25/24(b)(c)	350	348,278
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(a)	355	342,341
1.23%, 05/22/27 (Call 05/22/26)(a)	1,115	985,370
1.55%, 07/09/27 (Call 07/09/26)(a)	830	739,513
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(a)	168	136,075
2.17%, 05/22/32 (Call 05/22/31)(a)	370	299,341
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(a)	875	723,660
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	505	411,131
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(a)	830	797,165
2.56%, 09/13/31	940	774,325
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	100	85,370
2.65%, 05/22/26 (Call 05/22/25)(a)(c)	450	429,480
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	833	805,636
2.84%, 09/13/26	333	313,633
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(a)	340	300,397
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	659	595,743
3.17%, 09/11/27	615	579,416
3.26%, 05/22/30 (Call 05/22/29)(a)	450	411,034
3.48%, 04/12/26(b)(c)	565	548,468
3.66%, 02/28/27(c)	640	620,570
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)	550	548,108
4.02%, 03/05/28	285	277,151
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	615	597,829
4.35%, 10/20/25(b)(c)	730	725,211
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(a)	650	618,280
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	1,050	985,971
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	1,925	1,729,555
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	2,173	2,029,799
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	1,515	1,367,030
1.59%, 05/04/27 (Call 04/04/27), (SOFR + 0.879%)(a)	1,345	1,226,815

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	$1,523	$1,243,834
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	3,735	3,079,507
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	2,265	2,157,684
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	715	602,902
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(a)	1,460	1,359,187
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	1,990	1,602,686
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	1,473	1,264,629
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(a)	2,100	2,023,077
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	1,496	1,339,997
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	694	676,352
2.80%, 01/25/52 (Call 07/25/51), (SOFR + 1.430%)(a)	1,734	1,258,971
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)(c)	1,018	908,738
3.13%, 07/27/26	821	803,110
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(a)	1,375	1,140,769
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	1,691	1,637,683
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(a)	839	831,961
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	1,714	1,630,631
3.63%, 01/20/27	957	956,053
3.70%, 10/23/24	1,518	1,527,336
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	1,780	1,742,139
3.88%, 01/27/26	1,511	1,520,761
3.95%, 04/23/27	912	900,737
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	1,299	1,224,827
4.00%, 07/23/25	1,424	1,438,924
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(a)	440	439,732
4.30%, 01/27/45	1,425	1,340,782
4.35%, 09/08/26	1,677	1,691,305
4.38%, 01/22/47	1,689	1,617,741
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	1,111	1,113,078
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(a)	560	545,871
4.68%, 07/17/26 (Call 07/17/25), (SOFR + 1.669%)(a)	455	462,339
4.89%, 07/20/33 (Call 07/20/32), (SOFR + 2.076%)(a)	245	254,724
5.00%, 11/24/25	733	755,459
5.30%, 04/20/37 (Call 04/20/32), (SOFR + 2.620%)(a)	750	757,177
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	1,545	1,755,939
Security	Par (000)	Value

Banks (continued)
6.25%, 08/09/26	$640	$694,880
6.38%, 07/24/42	1,137	1,358,465
7.25%, 04/01/32	948	1,167,908
Series F, 3.88%, 04/29/24	1,235	1,244,818
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	725	674,214
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(d)	250	243,828
National Australia Bank Ltd.
1.39%, 01/12/25(b)	500	475,860
1.89%, 01/12/27(b)(c)	745	688,507
2.33%, 08/21/30(b)	855	701,647
2.65%, 01/14/41(b)	200	139,544
2.99%, 05/21/31(b)	285	242,737
3.35%, 01/12/37 (Call 01/12/32)(a)(b)	510	436,672
3.50%, 01/10/27(b)	508	502,707
3.93%, 08/02/34 (Call 08/02/29)(a)(b)	1,588	1,459,023
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,195	1,147,535
3.38%, 01/14/26	570	565,548
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)	538	514,963
0.75%, 08/06/24	503	472,136
3.75%, 06/09/25 (Call 06/09/24), (SOFR + 1.009%)(a)	270	268,377
National Bank of Oman SAOG, 5.63%, 09/25/23(d)	200	200,014
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(b)	45	41,265
1.50%, 04/23/25 (Call 03/23/25)(b)	910	864,891
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)	495	402,965
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	680	671,235
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	394	393,102
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	900	801,963
3.07%, 05/22/28 (Call 05/22/27)(a)	674	623,753
3.75%, 11/01/29 (Call 11/01/24)(a)	1,140	1,092,428
3.88%, 09/12/23	1,050	1,048,236
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	1,153	1,142,807
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	1,570	1,511,015
4.80%, 04/05/26	2,011	2,031,995
5.13%, 05/28/24	940	944,606
6.00%, 12/19/23	704	716,834
NatWest Markets PLC
0.80%, 08/12/24(b)	628	585,836
1.60%, 09/29/26(b)	590	528,888
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (SOFR + 1.050%)(a)(d)	600	539,934
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(d)(e)	600	562,362
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(d)(e)	200	179,936
NBK Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25)(a)(d)	200	182,228
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(d)(e)	800	756,360
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)	1,117	1,085,188
2.38%, 03/24/26(b)	200	195,662

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
NongHyup Bank
0.88%, 07/28/24(d)	$200	$189,818
1.25%, 07/20/25(c)(d)	600	557,712
1.25%, 07/28/26(d)	400	364,412
Nordea Bank Abp
0.63%, 05/24/24(b)	335	316,665
0.75%, 08/28/25(b)	1,054	963,872
3.60%, 06/06/25(b)	1,140	1,135,919
3.75%, 08/30/23(b)	1,190	1,191,202
4.63%, 09/13/33 (Call 09/13/28)(a)(b)	593	580,559
Norinchukin Bank (The)
1.28%, 09/22/26(b)	1,220	1,103,197
2.08%, 09/22/31(b)(c)	1,120	939,534
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	720	631,051
3.15%, 05/03/29 (Call 02/03/29)	703	676,750
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	574	543,934
3.65%, 08/03/28 (Call 05/03/28)(c)	686	688,998
3.95%, 10/30/25	605	614,789
4.00%, 05/10/27 (Call 04/10/27)	650	668,356
NRW Bank
0.38%, 02/10/25(d)	1,200	1,126,968
0.75%, 10/25/24(d)	545	518,676
0.88%, 03/09/26(d)	905	838,229
1.88%, 07/31/24(d)	2,265	2,216,008
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	410	378,422
0.50%, 09/16/24	175	165,991
0.50%, 02/02/26	115	105,542
1.50%, 02/12/25	1,319	1,273,468
3.13%, 11/07/23	813	813,927
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)	2,065	1,904,694
4.25%, 06/19/24(b)	383	385,302
Philippine National Bank, 3.28%, 09/27/24(d)	400	387,356
PNC Bank N.A.
2.70%, 10/22/29	673	603,089
2.95%, 02/23/25 (Call 01/23/25)	625	615,969
3.10%, 10/25/27 (Call 09/25/27)	685	666,806
3.25%, 06/01/25 (Call 05/02/25)	120	119,128
3.25%, 01/22/28 (Call 12/23/27)	536	521,764
3.30%, 10/30/24 (Call 09/30/24)	365	362,668
3.88%, 04/10/25 (Call 03/10/25)	96	96,084
4.05%, 07/26/28	610	601,314
4.20%, 11/01/25 (Call 10/01/25)	155	155,921
2.50%, 08/27/24 (Call 07/27/24)	891	877,252
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	910	830,038
2.20%, 11/01/24 (Call 10/02/24)	510	497,173
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)	805	697,549
2.55%, 01/22/30 (Call 10/24/29)	1,208	1,084,905
2.60%, 07/23/26 (Call 05/24/26)	725	699,821
3.15%, 05/19/27 (Call 04/19/27)(c)	914	894,952
3.45%, 04/23/29 (Call 01/23/29)	915	884,823
3.50%, 01/23/24 (Call 12/24/23)	1,252	1,256,507
3.90%, 04/29/24 (Call 03/29/24)	408	409,962
QIB Sukuk Ltd.
1.95%, 10/27/25(d)	800	752,408
Security	Par (000)	Value

Banks (continued)
2.72%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(d)	$200	$200,340
3.98%, 03/26/24(d)	600	602,004
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(d)	400	402,524
QNB Finance Ltd.
1.38%, 01/26/26(d)	600	551,802
1.63%, 09/22/25(d)	600	559,788
2.63%, 05/12/25(d)	1,000	966,130
2.75%, 02/12/27(d)	400	380,768
3.50%, 03/28/24(d)	600	597,414
QNB Finansbank AS, 6.88%, 09/07/24(d)	200	199,494
Rakfunding Cayman Ltd., 4.13%, 04/09/24(d)	200	199,232
RBH Bank, 1.66%, 06/29/26(d)	400	370,876
Regions Bank/Birmingham AL, 6.45%, 06/26/37	140	163,645
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	1,290	1,137,690
2.25%, 05/18/25 (Call 04/18/25)	875	848,470
7.38%, 12/10/37	150	184,704
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25)(a)(d)	1,000	958,450
Royal Bank of Canada
0.43%, 01/19/24	640	612,954
0.50%, 10/26/23(c)	1,004	972,555
0.65%, 07/29/24	1,150	1,086,750
0.75%, 10/07/24	530	497,924
0.88%, 01/20/26	295	268,819
1.15%, 06/10/25	914	854,691
1.15%, 07/14/26	383	348,120
1.20%, 04/27/26	1,470	1,344,433
1.40%, 11/02/26	500	453,840
1.60%, 01/21/25	540	515,554
2.05%, 01/21/27(c)	200	186,228
2.25%, 11/01/24	1,685	1,643,364
2.30%, 11/03/31	623	536,316
2.55%, 07/16/24	830	814,894
3.38%, 04/14/25	240	238,795
3.63%, 05/04/27(c)	240	237,307
3.70%, 10/05/23	1,687	1,696,650
3.88%, 05/04/32	248	242,976
3.97%, 07/26/24	515	518,008
4.24%, 08/03/27	540	546,399
4.65%, 01/27/26	643	656,677
Samba Funding Ltd.
2.75%, 10/02/24(d)	400	389,072
2.90%, 01/29/27(d)	600	570,630
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)	415	370,006
3.24%, 10/05/26 (Call 08/05/26)	801	761,302
3.45%, 06/02/25 (Call 05/02/25)	1,080	1,048,367
3.50%, 06/07/24 (Call 05/07/24)	625	618,669
4.40%, 07/13/27 (Call 04/14/27)	978	956,015
4.50%, 07/17/25 (Call 04/17/25)	734	734,734
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	1,492	1,348,082
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(a)	1,427	1,261,668
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(a)	590	530,156
4.75%, 09/15/25(b)	320	315,242
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(a)	322	321,826

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.63%, 09/15/45(b)	$304	$283,036
Santander UK PLC, 4.00%, 03/13/24	1,095	1,100,563
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(c)(d)	600	547,098
3.88%, 03/24/26(d)	800	791,488
4.00%, 04/23/29(d)	200	195,308
4.50%, 03/26/28(d)	600	601,770
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	400	370,076
2.88%, (Call 05/12/26)(a)(d)(e)	400	341,584
3.34%, 02/05/30 (Call 02/05/25)(a)(d)	200	192,956
5.88%, (Call 08/13/23)(a)(d)(e)	200	198,564
Siam Commercial Bank PCL/Cayman Islands
3.90%, 02/11/24(d)	200	200,628
4.40%, 02/11/29(d)	200	203,254
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	600	579,126
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	200	192,096
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(b)	215	208,432
1.20%, 09/09/26(b)(c)	285	257,922
3.70%, 06/09/25(b)	1,000	997,200
SNB Sukuk Ltd., 2.34%, 01/19/27(d)	400	374,124
Societe Generale SA
1.38%, 07/08/25(b)	200	184,770
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	965	857,856
1.79%, 06/09/27 (Call 06/09/26)(a)(b)	765	676,543
2.23%, 01/21/26 (Call 01/21/25)(a)(b)	205	192,056
2.63%, 10/16/24(b)(c)	2,125	2,044,866
2.63%, 01/22/25(b)	965	922,270
2.80%, 01/19/28 (Call 01/19/27)(a)(b)	200	181,108
2.89%, 06/09/32 (Call 06/09/31)(a)(b)	760	617,067
3.00%, 01/22/30(b)(c)	325	281,388
3.34%, 01/21/33 (Call 01/21/32)(a)(b)	245	204,771
3.63%, 03/01/41(b)	50	34,795
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	375	313,811
3.88%, 03/28/24(b)	1,310	1,299,048
4.00%, 01/12/27(b)	455	440,131
4.03%, 01/21/43 (Call 01/21/42)(a)(b)	255	182,417
4.25%, 09/14/23(b)	1,028	1,030,118
4.25%, 04/14/25(b)	1,230	1,215,351
4.25%, 08/19/26(b)	220	214,144
4.75%, 11/24/25(b)	730	724,751
4.75%, 09/14/28(b)	664	654,106
5.00%, 01/17/24(b)	960	965,088
5.63%, 11/24/45(b)	830	745,556
6.22%, 06/15/33 (Call 06/15/32)(a)(b)	850	833,357
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(a)(b)	250	236,748
1.21%, 03/23/25 (Call 03/23/24)(a)(b)	560	529,150
1.46%, 01/14/27 (Call 01/14/26)(a)(b)	265	237,215
1.82%, 11/23/25 (Call 11/23/24)(a)(b)	875	816,331
2.61%, 01/12/28 (Call 01/12/27)(a)(b)	200	181,314
2.68%, 06/29/32 (Call 06/29/31)(a)(b)	350	286,951
2.82%, 01/30/26 (Call 01/30/25), (3 mo. LIBOR US + 1.209%)(a)(b)	1,470	1,401,410
3.20%, 04/17/25(b)(c)	317	307,376
3.27%, 02/18/36 (Call 11/18/30)(a)(b)	1,245	1,012,870
3.52%, 02/12/30 (Call 02/12/25)(a)(d)	200	191,262
3.60%, 01/12/33 (Call 01/12/32)(a)(b)	300	251,742
Security	Par (000)	Value

Banks (continued)
3.79%, 05/21/25 (Call 05/21/24), (3 mo. LIBOR US + 1.560%)(a)(b)	$1,130	$1,110,394
3.97%, 03/30/26 (Call 03/30/25)(a)(b)	1,655	1,621,188
4.05%, 04/12/26(b)(c)	840	834,960
4.30%, 02/19/27(b)(c)	824	810,404
4.31%, 05/21/30 (Call 05/21/29), (3 mo. LIBOR US + 1.910%)(a)(b)(c)	375	359,077
4.64%, 04/01/31 (Call 04/01/30)(a)(b)	740	721,308
4.87%, 03/15/33 (Call 03/15/28)(a)(b)	903	859,557
5.20%, 01/26/24(b)	325	327,444
5.30%, 01/09/43(b)	645	587,227
5.70%, 03/26/44(b)(c)	1,225	1,173,366
State Bank of India/London
1.80%, 07/13/26(d)	600	549,966
4.38%, 01/24/24(d)	540	543,375
4.88%, 04/17/24(d)	200	203,064
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	835	766,413
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(a)(c)	45	42,951
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)	270	252,601
2.20%, 03/03/31	110	94,178
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	249	242,972
2.40%, 01/24/30	658	592,628
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(a)	360	317,606
2.65%, 05/19/26	797	780,749
2.90%, 03/30/26 (Call 10/30/25), (SOFR + 2.600%)(a)	730	709,231
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	813	729,635
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)	538	500,776
3.30%, 12/16/24	1,000	1,004,560
3.55%, 08/18/25	763	768,547
3.70%, 11/20/23	602	607,538
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)(c)	380	381,790
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	500	501,755
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	174	172,180
3.65%, 07/23/25	250	247,465
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	265	239,298
1.40%, 09/17/26	825	740,817
1.47%, 07/08/25	635	591,998
1.71%, 01/12/31	405	325,183
1.90%, 09/17/28	520	449,093
2.13%, 07/08/30	857	722,451
2.14%, 09/23/30	972	798,517
2.22%, 09/17/31	220	182,580
2.30%, 01/12/41	465	326,574
2.35%, 01/15/25	705	677,639
2.45%, 09/27/24	1,408	1,362,367
2.47%, 01/14/29	200	177,852
2.63%, 07/14/26	710	677,035

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.70%, 07/16/24	$1,740	$1,703,234
2.72%, 09/27/29	335	298,304
2.75%, 01/15/30	1,005	894,138
2.93%, 09/17/41	405	303,722
3.01%, 10/19/26	205	197,085
3.04%, 07/16/29	1,103	1,005,164
3.05%, 01/14/42	370	289,614
3.20%, 09/17/29	514	466,414
3.35%, 10/18/27	487	470,184
3.36%, 07/12/27	324	313,097
3.45%, 01/11/27	523	508,591
3.54%, 01/17/28	1,650	1,595,649
3.78%, 03/09/26	470	468,317
3.94%, 10/16/23	955	960,549
3.94%, 07/19/28	413	403,897
4.31%, 10/16/28(c)	90	89,242
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(b)	1,100	1,066,043
0.80%, 09/16/24(b)	1,285	1,202,297
1.05%, 09/12/25(b)	1,170	1,071,322
1.35%, 09/16/26(b)	1,060	956,332
1.55%, 03/25/26(b)	400	368,808
2.55%, 03/10/25(b)	945	914,637
2.80%, 03/10/27(b)	800	762,696
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	291	288,116
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	580	526,008
1.80%, 02/02/31 (Call 11/02/30)	545	428,386
2.10%, 05/15/28 (Call 03/15/28)	110	95,633
3.13%, 06/05/30 (Call 03/05/30)	541	477,178
3.50%, 01/29/25	103	101,391
4.35%, 04/29/28 (Call 04/29/27)(a)	475	467,818
4.57%, 04/29/33 (Call 04/29/32)(a)	490	472,811
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	615	580,671
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	780	706,111
3.65%, 06/10/25(b)	1,000	995,550
3.90%, 11/20/23	590	593,381
3.95%, 06/10/27(b)(c)	750	751,800
Swedbank AB
1.54%, 11/16/26(b)	495	452,336
3.36%, 04/04/25(b)	450	445,293
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(a)	180	175,694
TC Ziraat Bankasi AS
5.13%, 09/29/23(d)	200	191,278
5.38%, 03/02/26(d)	400	329,164
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(a)	215	195,029
Toronto-Dominion Bank (The)
0.45%, 09/11/23	704	683,274
0.55%, 03/04/24	740	707,388
0.70%, 09/10/24	1,015	959,581
0.75%, 09/11/25(c)	153	140,362
0.75%, 01/06/26	787	715,005
1.15%, 06/12/25	596	557,552
1.20%, 06/03/26	1,005	917,776
1.25%, 12/13/24	995	944,235
1.25%, 09/10/26	1,092	991,263
1.45%, 01/10/25	195	186,188
Security	Par (000)	Value

Banks (continued)
1.95%, 01/12/27	$295	$274,005
2.00%, 09/10/31	925	778,989
2.35%, 03/08/24	600	589,938
2.45%, 01/12/32	200	174,002
2.65%, 06/12/24	1,411	1,389,172
2.80%, 03/10/27	600	574,482
3.20%, 03/10/32	600	554,220
3.25%, 03/11/24	1,026	1,023,055
3.63%, 09/15/31 (Call 09/15/26)(a)	1,517	1,468,183
3.77%, 06/06/25	800	803,112
4.11%, 06/08/27	700	707,763
4.46%, 06/08/32	365	371,858
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	847	805,438
2.15%, 12/06/24 (Call 11/06/24)	942	913,778
2.25%, 03/11/30 (Call 12/11/29)	772	663,480
2.64%, 09/17/29 (Call 09/17/24)(a)	655	624,149
3.20%, 04/01/24 (Call 03/01/24)	454	454,127
3.30%, 05/15/26 (Call 04/15/26)	515	504,854
3.63%, 09/16/25 (Call 08/16/25)	356	354,960
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(a)	305	304,954
3.80%, 10/30/26 (Call 09/30/26)	470	467,203
4.05%, 11/03/25 (Call 09/03/25)	578	586,959
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	895	788,074
1.20%, 08/05/25 (Call 07/03/25)	288	268,154
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	175	160,592
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)	930	822,176
1.95%, 06/05/30 (Call 03/05/30)	340	291,295
2.50%, 08/01/24 (Call 07/01/24)	1,093	1,073,960
2.85%, 10/26/24 (Call 09/26/24)	656	650,306
3.70%, 06/05/25 (Call 05/05/25)	455	458,099
3.75%, 12/06/23 (Call 11/06/23)	1,105	1,116,724
3.88%, 03/19/29 (Call 02/19/29)	330	320,539
4.00%, 05/01/25 (Call 03/01/25)(c)	870	879,735
4.12%, 06/06/28 (Call 06/06/27), (SOFR + 1.368%)(a)	660	663,260
4.26%, 07/28/26 (Call 07/28/25), (SOFR + 1.456%)(a)	540	543,640
4.92%, 07/28/33 (Call 07/28/32)	540	545,600
Turkiye Is Bankasi AS
6.13%, 04/25/24(d)	600	553,458
7.75%, 01/22/30 (Call 01/22/25)(a)(d)	600	526,968
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(d)	400	344,084
6.50%, 01/08/26(d)	200	170,650
8.13%, 03/28/24(d)	400	378,388
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)	1,156	961,179
1.45%, 05/12/25 (Call 04/12/25)	985	941,148
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(a)	200	186,778
2.40%, 07/30/24 (Call 06/30/24)	779	767,183
2.49%, 11/03/36 (Call 11/03/31)(a)	630	532,281
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(a)	290	259,063
3.00%, 07/30/29 (Call 04/30/29)	900	839,475

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.10%, 04/27/26 (Call 03/27/26)	$894	$879,142
3.38%, 02/05/24 (Call 01/05/24)(c)	665	666,736
3.60%, 09/11/24 (Call 08/11/24)	755	760,806
3.70%, 01/30/24 (Call 12/29/23)	365	368,259
3.90%, 04/26/28 (Call 03/26/28)	704	716,616
3.95%, 11/17/25 (Call 10/17/25)	714	728,580
Series V, 2.38%, 07/22/26 (Call 06/22/26)(c)	1,143	1,104,950
Series X, 3.15%, 04/27/27 (Call 03/27/27)(c)	728	719,148
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(c)	240	232,474
2.80%, 01/27/25 (Call 12/27/24)(c)	956	942,301
UBS AG/London
0.45%, 02/09/24(b)	1,405	1,338,740
0.70%, 08/09/24(b)	845	796,472
1.25%, 06/01/26(b)	1,615	1,462,512
1.38%, 01/13/25 (Call 12/13/24)(b)	630	594,739
4.50%, 06/26/48(b)(c)	700	677,082
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	1,958	1,759,850
1.49%, 08/10/27 (Call 08/10/26)(a)(b)	1,135	1,006,790
2.10%, 02/11/32 (Call 02/11/31)(a)(b)	380	307,777
2.75%, 02/11/33 (Call 02/11/32)(a)(b)	940	787,729
3.13%, 08/13/30 (Call 08/13/29), (3 mo. LIBOR US + 1.468%)(a)(b)	1,370	1,233,603
3.18%, 02/11/43 (Call 02/11/42)(a)(b)(c)	645	501,694
4.13%, 09/24/25(b)	1,295	1,300,672
4.13%, 04/15/26(b)	1,283	1,278,843
4.25%, 03/23/28 (Call 03/23/27)(b)	610	602,820
4.49%, 05/12/26 (Call 05/12/25)(a)(b)	460	462,585
4.75%, 05/12/28 (Call 05/12/27)(a)(b)	1,000	1,002,050
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)	785	680,312
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	771	685,751
3.13%, 06/03/32 (Call 06/03/31)(a)(b)	665	530,351
4.63%, 04/12/27(b)(c)	650	625,345
5.46%, 06/30/35 (Call 06/30/30)(a)(b)	840	696,301
5.86%, 06/19/32 (Call 06/19/27)(a)(b)	605	540,688
7.30%, 04/02/34 (Call 04/02/29)(a)(b)	760	710,425
Union Bank of the Philippines, 2.13%, 10/22/25(d)	400	376,508
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	165	153,435
1.75%, 03/16/31 (Call 03/16/26)(a)(d)	800	729,344
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	550	545,957
US Bancorp., 4.97%, 07/22/33 (Call 07/22/32), (SOFR + 2.110%)(a)	705	732,763
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	200	181,142
Wachovia Corp.
5.50%, 08/01/35	2,167	2,292,686
7.57%, 08/01/26(f)	185	205,742
Warba Sukuk Ltd., 2.98%, 09/24/24(d)	200	196,880
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	193	184,848
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)	1,560	1,472,156
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	1,734	1,653,664
2.19%, 04/30/26 (Call 04/29/25), (SOFR + 2.000%)(a)	1,005	954,298
Security	Par (000)	Value

Banks (continued)
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(a)	$1,438	$1,319,494
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	2,515	2,419,355
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)	2,487	2,192,863
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)	2,015	1,829,580
3.00%, 02/19/25	1,246	1,232,967
3.00%, 04/22/26	2,614	2,537,567
3.00%, 10/23/26	1,192	1,157,349
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(a)	1,415	1,145,924
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	1,750	1,682,975
3.30%, 09/09/24	1,857	1,855,774
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(a)	1,300	1,190,839
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(a)	1,370	1,324,324
3.55%, 09/29/25	990	987,178
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	2,080	2,012,608
3.75%, 01/24/24 (Call 12/22/23)	1,051	1,057,232
3.90%, 05/01/45	1,187	1,042,530
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(a)	1,255	1,246,817
4.10%, 06/03/26	898	901,071
4.13%, 08/15/23	602	605,750
4.15%, 01/24/29 (Call 10/24/28)	1,705	1,703,278
4.30%, 07/22/27	1,979	2,007,141
4.40%, 06/14/46	1,295	1,173,322
4.48%, 01/16/24	50	50,671
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(a)	1,040	1,044,836
4.61%, 04/25/53 (Call 04/25/52), (SOFR + 2.130%)(a)	1,860	1,820,587
4.65%, 11/04/44	1,559	1,465,554
4.75%, 12/07/46	1,810	1,712,948
4.81%, 07/25/28 (Call 07/25/27)	745	762,239
4.90%, 07/25/33 (Call 07/25/32)	1,055	1,092,284
4.90%, 11/17/45	1,192	1,155,692
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(a)	2,510	2,603,046
5.38%, 02/07/35	420	455,566
5.38%, 11/02/43	1,097	1,125,292
5.61%, 01/15/44	1,703	1,793,872
5.95%, 12/01/86	315	331,137
Series B, 7.95%, 11/15/29	40	47,770
Wells Fargo Bank N.A.
5.85%, 02/01/37	530	589,037
6.60%, 01/15/38	768	911,293
Westpac Banking Corp.
1.02%, 11/18/24	455	430,935
1.15%, 06/03/26	925	844,007
1.95%, 11/20/28	1,000	897,510
2.15%, 06/03/31	1,035	900,274
2.35%, 02/19/25	345	335,857
2.65%, 01/16/30	807	741,125
2.67%, 11/15/35 (Call 11/15/30)(a)	665	543,238

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.70%, 08/19/26	$1,184	$1,141,968
2.85%, 05/13/26	839	816,775
2.89%, 02/04/30 (Call 02/04/25)(a)	965	917,435
2.96%, 11/16/40	504	375,525
3.02%, 11/18/36 (Call 11/18/31)(a)	675	556,200
3.13%, 11/18/41	750	573,900
3.30%, 02/26/24	664	664,432
3.35%, 03/08/27	469	464,394
3.40%, 01/25/28	575	565,972
4.11%, 07/24/34 (Call 07/24/29)(a)	1,185	1,099,147
4.32%, 11/23/31 (Call 11/23/26)(a)	270	262,794
4.42%, 07/24/39	690	638,436
Wintrust Financial Corp., 4.85%, 06/06/29	10	9,943
Woori Bank
0.75%, 02/01/26(d)	1,000	905,240
4.25%, (Call 10/04/24)(a)(d)(e)	400	379,848
4.75%, 04/30/24(d)	250	252,385
5.13%, 08/06/28(d)	200	206,742
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(d)	400	368,056
7.88%, 01/22/31 (Call 01/22/26)(a)(d)	400	348,504
8.25%, 10/15/24(d)	200	190,326
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	365	322,029
		1,130,449,341
Beverages — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(d)	400	273,380
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,969	1,982,901
4.70%, 02/01/36 (Call 08/01/35)	1,821	1,870,732
4.90%, 02/01/46 (Call 08/01/45)	3,171	3,190,089
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	1,035	917,703
4.63%, 02/01/44	1,012	974,617
4.70%, 02/01/36 (Call 08/01/35)	975	995,075
4.90%, 02/01/46 (Call 08/01/45)	1,506	1,497,536
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(c)	605	594,546
3.75%, 07/15/42	664	575,276
4.00%, 04/13/28 (Call 01/13/28)	1,377	1,409,621
4.35%, 06/01/40 (Call 12/01/39)	738	706,022
4.38%, 04/15/38 (Call 10/15/37)	1,140	1,107,886
4.44%, 10/06/48 (Call 04/06/48)	1,335	1,255,915
4.50%, 06/01/50 (Call 12/01/49)	1,751	1,682,203
4.60%, 04/15/48 (Call 10/15/47)	2,098	2,025,766
4.60%, 06/01/60 (Call 12/01/59)	956	907,177
4.75%, 01/23/29 (Call 10/23/28)	2,493	2,625,179
4.75%, 04/15/58 (Call 10/15/57)	623	600,859
4.90%, 01/23/31 (Call 10/23/30)	1,069	1,144,600
4.95%, 01/15/42	846	865,949
5.45%, 01/23/39 (Call 07/23/38)	1,113	1,195,362
5.55%, 01/23/49 (Call 07/23/48)	1,259	1,378,995
5.80%, 01/23/59 (Call 07/23/58)	1,190	1,340,832
5.88%, 06/15/35	10	11,060
8.00%, 11/15/39	603	789,984
8.20%, 01/15/39	1,008	1,363,572
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	485	454,329
4.45%, 05/15/25 (Call 03/15/25)(d)	595	594,238
Security	Par (000)	Value

Beverages (continued)
4.70%, 05/15/28 (Call 02/15/28)(d)	$376	$377,102
5.15%, 05/15/38 (Call 11/15/37)(d)	50	48,704
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(d)	600	499,476
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	25	25,212
4.00%, 04/15/38 (Call 10/15/37)	196	184,013
4.50%, 07/15/45 (Call 01/15/45)	136	134,271
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(d)	300	282,096
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(d)	150	129,467
Coca-Cola Co. (The)
1.00%, 03/15/28	1,088	972,792
1.38%, 03/15/31	650	554,450
1.45%, 06/01/27	349	325,764
1.50%, 03/05/28	350	322,385
1.65%, 06/01/30	450	397,031
1.75%, 09/06/24(c)	481	472,352
2.00%, 03/05/31	277	249,164
2.13%, 09/06/29(c)	1,252	1,160,541
2.25%, 01/05/32	795	725,922
2.50%, 06/01/40(c)	525	433,030
2.50%, 03/15/51	830	628,675
2.60%, 06/01/50	728	568,757
2.75%, 06/01/60	495	384,145
2.88%, 05/05/41	1,045	904,698
2.90%, 05/25/27	227	225,765
3.00%, 03/05/51(c)	608	515,772
3.38%, 03/25/27	490	498,320
3.45%, 03/25/30	779	782,895
4.20%, 03/25/50	70	72,155
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	275	275,479
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	240	217,406
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(c)	1,065	871,340
2.75%, 01/22/30 (Call 10/22/29)	1,046	961,902
5.25%, 11/26/43	155	158,585
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(d)	400	319,100
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	835	709,416
2.88%, 05/01/30 (Call 02/01/30)	560	506,346
3.15%, 08/01/29 (Call 05/01/29)	656	612,009
3.50%, 05/09/27 (Call 02/09/27)	328	320,354
3.60%, 05/09/24	270	270,124
3.60%, 02/15/28 (Call 11/15/27)	443	430,188
3.70%, 12/06/26 (Call 09/06/26)	521	515,915
3.75%, 05/01/50 (Call 11/01/49)	295	249,355
4.10%, 02/15/48 (Call 08/15/47)	165	145,563
4.40%, 11/15/25 (Call 09/15/25)	481	490,519
4.50%, 05/09/47 (Call 11/09/46)	400	375,512
4.65%, 11/15/28 (Call 08/15/28)	200	202,938
4.75%, 11/15/24	663	674,662
4.75%, 12/01/25	275	281,168
5.25%, 11/15/48 (Call 05/15/48)	486	498,767
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	435	410,031
2.00%, 04/29/30 (Call 01/29/30)	1,208	1,073,960

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.13%, 04/29/32 (Call 01/29/32)	$473	$415,294
3.50%, 09/18/23 (Call 08/18/23)	230	230,803
3.88%, 05/18/28 (Call 02/18/28)	200	202,950
3.88%, 04/29/43 (Call 10/29/42)	110	102,643
5.88%, 09/30/36	281	330,133
Diageo Investment Corp.
4.25%, 05/11/42	310	300,877
7.45%, 04/15/35	50	66,078
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(d)	350	273,021
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,453	1,136,086
4.38%, 05/10/43	635	580,155
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)	1,635	1,621,822
4.00%, 10/01/42(b)	25	22,396
4.35%, 03/29/47 (Call 09/29/46)(b)	320	305,366
JDE Peet’s NV
1.38%, 01/15/27 (Call 12/15/26)(b)(c)	275	240,232
2.25%, 09/24/31 (Call 06/24/31)(b)	650	523,932
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 08/29/22)	495	473,631
2.25%, 03/15/31 (Call 12/15/30)	295	254,620
2.55%, 09/15/26 (Call 06/15/26)	592	562,116
3.13%, 12/15/23 (Call 10/15/23)	478	477,178
3.20%, 05/01/30 (Call 02/01/30)	1,088	1,015,974
3.35%, 03/15/51 (Call 09/15/50)	245	192,239
3.40%, 11/15/25 (Call 08/15/25)	350	347,830
3.43%, 06/15/27 (Call 03/15/27)	604	593,780
3.80%, 05/01/50 (Call 11/01/49)	370	311,644
3.95%, 04/15/29 (Call 02/15/29)	495	493,040
4.05%, 04/15/32 (Call 01/15/32)	540	533,331
4.42%, 05/25/25 (Call 03/25/25)	271	276,187
4.42%, 12/15/46 (Call 06/15/46)	445	414,268
4.50%, 11/15/45 (Call 05/15/45)	345	323,524
4.50%, 04/15/52 (Call 10/15/51)	420	392,692
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,324	1,265,837
4.20%, 07/15/46 (Call 01/15/46)	931	817,036
5.00%, 05/01/42	630	622,402
PepsiCo Inc.
0.40%, 10/07/23	470	456,323
1.40%, 02/25/31 (Call 11/25/30)	671	576,268
1.63%, 05/01/30 (Call 02/01/30)	945	833,377
1.95%, 10/21/31 (Call 07/21/31)	325	288,818
2.25%, 03/19/25 (Call 02/19/25)	1,452	1,426,038
2.38%, 10/06/26 (Call 07/06/26)	1,147	1,120,011
2.63%, 03/19/27 (Call 01/19/27)	420	411,155
2.63%, 07/29/29 (Call 04/29/29)	870	833,747
2.63%, 10/21/41 (Call 04/21/41)	461	385,645
2.75%, 04/30/25 (Call 01/30/25)	486	483,453
2.75%, 03/19/30 (Call 12/19/29)	1,665	1,586,245
2.75%, 10/21/51 (Call 04/21/51)	620	503,936
2.85%, 02/24/26 (Call 11/24/25)	225	224,627
2.88%, 10/15/49 (Call 04/15/49)	769	644,084
3.00%, 10/15/27 (Call 07/15/27)	705	705,099
3.38%, 07/29/49 (Call 01/29/49)	403	358,497
3.45%, 10/06/46 (Call 04/06/46)	543	496,226
3.50%, 07/17/25 (Call 04/17/25)(c)	275	278,735
3.60%, 03/01/24 (Call 12/01/23)	913	920,322
Security	Par (000)	Value

Beverages (continued)
3.60%, 02/18/28 (Call 01/18/28)	$515	$524,610
3.60%, 08/13/42	282	261,290
3.63%, 03/19/50 (Call 09/19/49)	500	477,755
3.88%, 03/19/60 (Call 09/19/59)	300	299,526
3.90%, 07/18/32 (Call 04/18/32)	730	753,842
4.00%, 03/05/42	65	64,241
4.00%, 05/02/47 (Call 11/02/46)	230	228,443
4.20%, 07/18/52 (Call 01/18/52)	125	129,681
7.00%, 03/01/29	130	157,082
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	410	357,610
1.63%, 04/01/31 (Call 01/01/30)(b)	490	404,211
2.75%, 10/01/50 (Call 04/01/50)(b)	463	335,837
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	400	396,112
5.50%, 01/15/42(b)	65	70,311
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	415	358,851
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	607	579,485
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)(c)	440	332,834
		90,760,441
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,200	1,073,292
1.90%, 02/21/25 (Call 01/21/25)	200	193,206
2.00%, 01/15/32 (Call 10/15/31)	1,730	1,482,126
2.20%, 02/21/27 (Call 12/21/26)	932	884,188
2.25%, 08/19/23 (Call 06/19/23)	677	670,095
2.30%, 02/25/31 (Call 11/25/30)	718	639,853
2.45%, 02/21/30 (Call 11/21/29)	738	671,978
2.60%, 08/19/26 (Call 05/19/26)	907	880,978
2.77%, 09/01/53 (Call 03/01/53)	691	493,630
2.80%, 08/15/41 (Call 02/15/41)	1,045	830,514
3.00%, 01/15/52 (Call 07/15/51)	1,370	1,037,309
3.13%, 05/01/25 (Call 02/01/25)(c)	629	626,503
3.15%, 02/21/40 (Call 08/21/39)	1,720	1,444,817
3.20%, 11/02/27 (Call 08/02/27)	547	539,801
3.35%, 02/22/32 (Call 11/22/31)	330	315,784
3.38%, 02/21/50 (Call 08/21/49)	1,182	962,278
3.63%, 05/22/24 (Call 02/22/24)	640	644,006
4.20%, 02/22/52 (Call 08/22/51)(c)	135	125,604
4.40%, 05/01/45 (Call 11/01/44)	1,641	1,585,961
4.40%, 02/22/62 (Call 08/22/61)	545	508,812
4.56%, 06/15/48 (Call 12/15/47)	614	601,880
4.66%, 06/15/51 (Call 12/15/50)	1,842	1,834,669
4.95%, 10/01/41	618	628,395
5.15%, 11/15/41 (Call 05/15/41)	440	461,701
5.65%, 06/15/42 (Call 12/15/41)	65	71,011
5.75%, 03/15/40	70	76,285
6.38%, 06/01/37	140	168,346
6.40%, 02/01/39	165	191,788
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,210	1,211,149
5.25%, 06/23/45 (Call 12/23/44)	660	680,975
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,368	1,168,805
3.15%, 05/01/50 (Call 11/01/49)	940	685,786
3.25%, 02/15/51 (Call 08/15/50)	691	509,571

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Biotechnology (continued)
4.05%, 09/15/25 (Call 06/15/25)	$964	$970,468
5.20%, 09/15/45 (Call 03/15/45)(c)	210	213,570
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	50	48,255
3.70%, 03/15/32 (Call 12/15/31)	300	279,135
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(b)	200	201,564
4.05%, 04/27/29 (Call 02/27/29)(b)	200	201,204
4.25%, 04/27/32 (Call 01/27/32)(b)	200	203,334
4.63%, 04/27/42 (Call 10/27/41)(b)	200	200,274
4.75%, 04/27/52 (Call 10/27/51)(b)	200	200,560
4.95%, 04/27/62 (Call 10/27/61)(b)	200	203,764
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	285	216,386
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 08/09/22)	540	524,675
1.20%, 10/01/27 (Call 08/01/27)	615	547,036
1.65%, 10/01/30 (Call 07/01/30)	670	572,569
2.50%, 09/01/23 (Call 07/01/23)	244	242,224
2.60%, 10/01/40 (Call 04/01/40)	213	164,151
2.80%, 10/01/50 (Call 04/01/50)	1,112	814,284
2.95%, 03/01/27 (Call 12/01/26)	910	886,249
3.50%, 02/01/25 (Call 11/01/24)	716	719,508
3.65%, 03/01/26 (Call 12/01/25)	1,072	1,075,548
3.70%, 04/01/24 (Call 01/01/24)	1,536	1,548,595
4.00%, 09/01/36 (Call 03/01/36)	750	732,802
4.15%, 03/01/47 (Call 09/01/46)	647	597,013
4.50%, 02/01/45 (Call 08/01/44)	1,208	1,173,077
4.60%, 09/01/35 (Call 03/01/35)	645	668,988
4.75%, 03/01/46 (Call 09/01/45)	1,141	1,144,971
4.80%, 04/01/44 (Call 10/01/43)	986	1,005,276
5.65%, 12/01/41 (Call 06/01/41)	790	881,316
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	340	301,951
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	875	737,590
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	765	640,091
2.80%, 09/15/50 (Call 03/15/50)	677	487,555
Royalty Pharma PLC
0.75%, 09/02/23	335	323,777
1.20%, 09/02/25 (Call 08/02/25)	768	706,468
1.75%, 09/02/27 (Call 07/02/27)	542	480,608
2.15%, 09/02/31 (Call 06/02/31)	270	223,160
2.20%, 09/02/30 (Call 06/02/30)	965	814,933
3.30%, 09/02/40 (Call 03/02/40)	370	289,011
3.35%, 09/02/51 (Call 03/02/51)	320	227,421
3.55%, 09/02/50 (Call 03/02/50)	915	677,612
		46,048,069
Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)(c)	250	226,635
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	7	6,664
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	917	786,153
5.00%, 03/01/30 (Call 03/01/25)(b)(c)	286	266,452
6.38%, 06/15/32 (Call 06/15/27)(b)	225	222,235
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(b)	245	227,710
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	116	111,924

	Par
Security	(000)	Value
Building Materials (continued)
2.49%, 02/15/27 (Call 12/15/26)	$186	$174,736
2.70%, 02/15/31 (Call 11/15/30)	95	84,068
2.72%, 02/15/30 (Call 11/15/29)	1,243	1,116,661
3.38%, 04/05/40 (Call 10/05/39)	1,396	1,153,319
3.58%, 04/05/50 (Call 10/05/49)	1,102	875,770
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(d)	900	725,247
5.20%, 09/17/30 (Call 09/17/25)(d)	800	715,072
5.45%, 11/19/29 (Call 11/19/24)(d)	600	549,906
7.38%, 06/05/27 (Call 06/05/23)(d)	200	202,904
Cemex SAB De CV, 5.13%, (Call 06/08/26)(a)(d)(e)	600	499,434
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	290	194,352
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)(c)	300	236,136
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	50	48,786
3.95%, 04/04/28 (Call 01/04/28)(b)	1,500	1,492,860
4.50%, 04/04/48 (Call 10/04/47)(b)	255	241,447
CRH America Inc., 3.88%, 05/18/25 (Call 02/18/25)(b)	1,860	1,858,438
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	640	519,334
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(b)	350	310,852
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	550	490,545
4.00%, 09/21/23 (Call 08/21/23)	474	475,602
4.00%, 06/15/25 (Call 03/15/25)(c)	260	260,159
4.00%, 03/25/32 (Call 12/25/31)(c)	200	183,850
4.50%, 03/25/52 (Call 09/25/51)	455	358,208
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(d)	200	167,356
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	583	554,107
Holcim Finance U.S. LLC, 4.75%, 09/22/46 (Call 03/22/46)(b)	170	157,281
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 08/29/22)(b)	200	149,874
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	235	216,268
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/22)(b)	200	184,500
4.88%, 12/15/27 (Call 12/15/22)(b)	305	256,057
6.25%, 05/15/25 (Call 05/15/23)(b)	85	84,626
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(f)	132	131,842
3.90%, 02/14/26 (Call 11/14/25)	117	117,869
4.50%, 02/15/47 (Call 08/15/46)	473	423,051
4.63%, 07/02/44 (Call 01/02/44)	580	528,171
4.95%, 07/02/64 (Call 01/02/64)(f)	48	43,642
5.13%, 09/14/45 (Call 03/14/45)	188	186,302
6.00%, 01/15/36	184	207,747
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	750	635,242
2.00%, 09/16/31 (Call 06/16/31)	620	514,110
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/23)(b)	259	243,077
Lafarge SA, 7.13%, 07/15/36	255	302,861
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	783	724,995
3.00%, 11/15/23 (Call 09/15/23)	105	104,121
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	190	164,884

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Building Materials (continued)
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	$175	$148,396
3.20%, 07/15/51 (Call 01/15/51)	255	186,729
3.45%, 06/01/27 (Call 03/01/27)	510	496,281
3.50%, 12/15/27 (Call 09/15/27)	349	338,153
4.25%, 07/02/24 (Call 04/02/24)	548	552,252
4.25%, 12/15/47 (Call 06/15/47)	535	463,722
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	375	324,765
2.00%, 10/01/30 (Call 07/01/30)	383	311,452
2.00%, 02/15/31 (Call 11/15/30)	442	358,984
3.13%, 02/15/51 (Call 08/15/50)	210	147,353
3.50%, 11/15/27 (Call 08/15/27)	271	260,336
4.50%, 05/15/47 (Call 11/15/46)(c)	70	61,791
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)(c)	175	151,111
5.38%, 02/01/28 (Call 02/01/23)(b)(c)	320	312,915
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)(c)	330	278,527
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(c)	425	393,784
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	295	257,497
9.75%, 07/15/28 (Call 07/15/23)(b)	195	163,461
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(b)(c)	325	266,113
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	837	813,053
3.88%, 06/01/30 (Call 03/01/30)	455	428,187
3.95%, 08/15/29 (Call 05/15/29)	345	330,275
4.20%, 12/01/24 (Call 09/01/24)	330	332,307
4.30%, 07/15/47 (Call 01/15/47)	400	338,380
4.40%, 01/30/48 (Call 07/30/47)	195	164,617
7.00%, 12/01/36	27	30,751
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(b)	360	325,321
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	660	613,536
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	140	138,142
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	689	561,811
4.38%, 07/15/30 (Call 07/15/25)(b)	931	811,106
4.75%, 01/15/28 (Call 01/15/23)(b)(c)	705	669,546
5.00%, 02/15/27 (Call 02/15/23)(b)	515	496,486
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	420	396,934
6.50%, 03/15/27 (Call 03/15/23)(b)(c)	198	195,509
Ultratech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(d)	200	161,488
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)	350	200,819
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	680	633,515
3.90%, 04/01/27 (Call 01/01/27)	455	455,628
4.50%, 04/01/25 (Call 01/01/25)	76	77,262
4.50%, 06/15/47 (Call 12/15/46)	209	192,704
4.70%, 03/01/48 (Call 09/01/47)	402	380,803
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(d)	200	145,476
		35,080,720
	Par
Security	(000)	Value
Chemicals — 0.6%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(b)	$400	$319,372
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	890	880,913
2.25%, 09/10/29 (Call 06/10/29)(b)	1,015	920,615
2.50%, 09/27/26 (Call 06/27/26)(b)	310	298,508
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	335	318,629
1.85%, 05/15/27 (Call 03/15/27)	496	465,129
2.05%, 05/15/30 (Call 02/15/30)	300	270,441
2.70%, 05/15/40 (Call 11/15/39)	568	475,122
2.80%, 05/15/50 (Call 11/15/49)	587	466,231
3.35%, 07/31/24 (Call 04/30/24)	185	185,701
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	122	120,336
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(d)	400	334,156
4.25%, 09/18/29 (Call 06/18/29)(d)	400	367,900
5.38%, 08/08/23(d)	200	202,540
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(b)	230	196,827
6.88%, 05/15/43 (Call 02/15/43)	175	179,363
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(b)	515	432,090
7.50%, 09/30/29 (Call 09/30/24)(b)(c)	200	156,396
Avient Corp., 7.13%, 08/01/30 (Call 08/01/25)(b)	245	252,958
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)(c)	360	315,101
Axalta Coating Systems LLC/Axalta Coating Systems
Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)(c)	297	284,808
Bluestar Finance Holdings Ltd. 3.10%, (Call 07/12/24)(a)(d)(e)	200	192,114
3.38%, 07/16/24(d)	400	394,772
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(c)(d)	200	197,916
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(d)	400	344,668
7.45%, 11/15/29 (Call 11/15/24)(c)(d)	800	734,792
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(d)	800	754,600
4.50%, 01/31/30(d)	1,200	1,094,052
5.88%, 01/31/50(d)	400	347,740
8.50%, 01/23/81 (Call 10/24/25)(a)(d)	200	207,030
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	445	420,454
5.00%, 06/30/32 (Call 03/30/32)	210	209,385
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	165	140,791
3.50%, 05/08/24 (Call 04/08/24)	516	507,904
5.90%, 07/05/24	800	806,016
6.05%, 03/15/25	1,000	1,008,740
6.17%, 07/15/27 (Call 06/15/27)	1,500	1,523,640
6.33%, 07/15/29 (Call 05/15/29)	1,040	1,071,002
6.38%, 07/15/32 (Call 04/15/32)	505	519,044
CF Industries Inc.
4.50%, 12/01/26(b)	355	359,136
4.95%, 06/01/43	541	494,285
5.15%, 03/15/34	475	477,879
5.38%, 03/15/44	440	424,226
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	382	335,178

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Chemicals (continued)
5.38%, 05/15/27 (Call 02/15/27)(c)	$355	$340,722
5.75%, 11/15/28 (Call 11/15/23)(b)	520	497,687
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.70%, 06/01/28 (Call 03/01/28)(b)	100	98,622
5.13%, 04/01/25 (Call 03/01/25)(b)	210	218,175
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	400	372,892
3.00%, 09/22/30(d)	1,200	1,045,776
3.35%, (Call 09/22/23)(a)(d)(e)	400	392,148
3.38%, 06/19/24(d)	600	592,716
4.13%, 07/19/27(d)	1,000	977,380
4.88%, 03/14/25(d)	800	810,632
5.13%, 03/14/28(d)	1,150	1,163,133
Consolidated Energy Finance SA
5.63%, 10/15/28 (Call 10/15/24)(b)(c)	270	220,347
6.50%, 05/15/26 (Call 05/15/23)(b)	270	252,377
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/22)(b)(c)	300	264,081
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	280	254,750
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)(c)	255	214,983
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	370	316,091
3.60%, 11/15/50 (Call 05/15/50)(c)	255	203,352
4.25%, 10/01/34 (Call 04/01/34)(c)	485	475,513
4.38%, 11/15/42 (Call 05/15/42)	953	877,389
4.63%, 10/01/44 (Call 04/01/44)	391	366,664
4.80%, 11/30/28 (Call 08/30/28)	430	445,213
4.80%, 05/15/49 (Call 11/15/48)	404	378,968
5.25%, 11/15/41 (Call 05/15/41)	538	547,905
5.55%, 11/30/48 (Call 05/30/48)	300	316,014
7.38%, 11/01/29	420	498,166
9.40%, 05/15/39	606	867,592
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,628	1,643,792
4.49%, 11/15/25 (Call 09/25/25)	1,122	1,150,768
4.73%, 11/15/28 (Call 08/15/28)	1,830	1,900,729
5.32%, 11/15/38 (Call 05/15/38)	1,571	1,607,903
5.42%, 11/15/48 (Call 05/15/48)	764	783,826
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	646	643,287
4.50%, 12/01/28 (Call 09/01/28)	357	360,099
4.65%, 10/15/44 (Call 04/15/44)	624	565,444
4.80%, 09/01/42 (Call 03/01/42)	405	371,336
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	598	499,312
2.13%, 02/01/32 (Call 11/01/31)(c)	1,585	1,397,574
2.13%, 08/15/50 (Call 02/15/50)(c)	695	465,740
2.70%, 11/01/26 (Call 08/01/26)	610	601,911
2.70%, 12/15/51 (Call 06/15/51)	388	294,158
2.75%, 08/18/55 (Call 02/18/55)	414	306,310
3.25%, 12/01/27 (Call 09/01/27)(c)	154	154,062
4.80%, 03/24/30 (Call 12/24/29)	465	497,201
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	660	630,762
2.30%, 07/15/30 (Call 04/15/30)	491	438,915
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	495	457,172
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(d)	600	538,698

	Par
Security	(000)	Value
Chemicals (continued)
4.25%, 11/03/26(d)	$600	$592,410
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(d)	1,000	995,660
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(b)	395	346,778
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	268	259,051
3.45%, 10/01/29 (Call 07/01/29)	316	296,610
4.50%, 10/01/49 (Call 04/01/49)	335	293,272
Formosa Group Cayman Ltd., 3.38%, 04/22/25(d)	600	588,420
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(d)	1,800	1,523,376
4.30%, 03/18/51 (Call 09/18/50)(d)	400	306,444
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/23)(b)	210	212,547
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/23)(b)	225	207,455
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(d)	200	200,020
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(c)	180	167,564
4.25%, 10/15/28 (Call 10/15/23)	255	227,580
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(b)	220	181,608
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	458	388,915
4.50%, 05/01/29 (Call 02/01/29)	739	703,262
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(b)(d)	453	446,028
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	296	233,180
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(b)	230	202,632
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)(c)	390	345,833
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(b)(c)	175	160,858
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	1,186	1,087,479
1.83%, 10/15/27 (Call 08/15/27)(b)	975	861,510
2.30%, 11/01/30 (Call 08/01/30)(b)	1,023	876,731
3.27%, 11/15/40 (Call 05/15/40)(b)	60	48,041
3.47%, 12/01/50 (Call 06/01/50)(b)(c)	510	393,598
4.38%, 06/01/47 (Call 12/01/46)	651	574,866
4.45%, 09/26/28 (Call 06/26/28)	85	85,060
5.00%, 09/26/48 (Call 03/26/48)	805	783,273
Iris Holding Inc., 10.00%, 12/15/28 (Call 06/15/25)(b)	250	209,438
Iris Holdings Inc., 8.75%, 02/15/26 (Call 02/15/23), (9.50% PIK)(b)(c)(g)	115	91,748
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26 (Call 11/01/22), (10.00% PIK)(b)(c)(g)	105	86,998
LG Chem Ltd.
1.38%, 07/07/26(d)	600	542,208
3.25%, 10/15/24(d)	200	197,282
3.63%, 04/15/29(d)	400	384,684
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	475	395,495
2.00%, 08/10/50 (Call 02/10/50)	680	448,664
2.65%, 02/05/25 (Call 11/05/24)	505	498,541
3.20%, 01/30/26 (Call 10/30/25)(c)	149	149,440
3.55%, 11/07/42 (Call 05/07/42)	251	227,514
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(b)(c)	190	162,921
Lubrizol Corp. (The), 6.50%, 10/01/34	120	147,568
LYB Finance Co. BV, 8.10%, 03/15/27(b)(c)	90	104,270

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Chemicals (continued)
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)(c)	$519	$485,135
5.25%, 07/15/43	332	322,674
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	390	358,757
2.25%, 10/01/30 (Call 07/01/30)(c)	345	294,509
3.38%, 10/01/40 (Call 04/01/40)	550	439,263
3.63%, 04/01/51 (Call 04/01/50)	491	376,514
3.80%, 10/01/60 (Call 04/01/60)	510	373,483
4.20%, 10/15/49 (Call 04/15/49)	655	549,119
4.20%, 05/01/50 (Call 11/01/49)	969	813,892
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	415	362,731
5.75%, 04/15/24 (Call 01/15/24)	555	568,875
Mativ Inc., 6.88%, 10/01/26 (Call 10/01/22)(b)(c)	210	184,970
MEGlobal Canada ULC
5.00%, 05/18/25(d)	400	405,448
5.88%, 05/18/30(d)	400	421,844
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	240	232,471
5.13%, 10/15/27 (Call 04/15/27)	420	388,676
5.25%, 12/15/29 (Call 09/15/29)	465	410,223
5.65%, 12/01/44 (Call 06/01/44)	195	144,029
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	240	220,332
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	675	675,898
4.25%, 11/15/23 (Call 08/15/23)	795	801,694
4.88%, 11/15/41 (Call 05/15/41)	325	303,280
5.45%, 11/15/33 (Call 05/15/33)	299	317,323
5.63%, 11/15/43 (Call 05/15/43)	340	352,974
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	380	320,541
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	200	169,766
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	536	491,056
3.00%, 04/01/25 (Call 01/01/25)	217	213,717
3.95%, 05/13/50 (Call 11/13/49)	285	253,020
4.00%, 12/15/26 (Call 09/15/26)	363	365,530
4.13%, 03/15/35 (Call 09/15/34)	174	166,883
4.20%, 04/01/29 (Call 01/01/29)	333	331,678
4.90%, 06/01/43 (Call 12/01/42)	184	182,708
5.00%, 04/01/49 (Call 10/01/48)	536	547,026
5.25%, 01/15/45 (Call 07/15/44)	418	430,582
5.63%, 12/01/40	60	64,661
5.88%, 12/01/36	285	326,356
6.13%, 01/15/41 (Call 07/15/40)	165	187,092
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)(c)	178	172,786
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(d)	600	484,422
4.50%, 10/22/25(d)	400	394,340
5.13%, 06/23/51 (Call 12/23/50)(d)	400	285,980
5.63%, 04/25/24(d)	400	405,004
6.88%, 04/25/44(d)	200	170,966
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	446	413,745
5.13%, 09/15/27 (Call 03/15/23)	331	318,508
5.63%, 08/01/29 (Call 08/01/24)(c)	385	369,615
	Par
Security	(000)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	$490	$417,122
6.25%, 10/01/29 (Call 10/01/24)(b)(c)	200	144,254
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(d)	205	185,144
2.88%, 05/11/31 (Call 02/11/31)(d)	600	497,196
4.00%, 10/04/27 (Call 07/04/27)(d)	400	385,600
5.50%, 01/15/48 (Call 07/15/47)(d)	600	509,706
5.88%, 09/17/44(d)	200	181,388
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)(c)	185	123,882
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	275	251,078
2.40%, 08/15/24 (Call 07/15/24)	382	372,721
2.55%, 06/15/30 (Call 03/15/30)	20	18,070
2.80%, 08/15/29 (Call 05/15/29)	180	167,146
3.75%, 03/15/28 (Call 12/15/27)	271	271,680
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/23)(b)	380	358,906
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 08/29/22)(b)(c)	265	264,939
7.63%, 01/15/26 (Call 01/15/24)(b)	328	293,544
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	165	140,110
3.75%, 03/15/27 (Call 12/15/26)	275	268,139
4.25%, 01/15/48 (Call 07/15/47)	145	121,875
4.55%, 03/01/29 (Call 12/01/28)	225	221,481
5.25%, 06/01/45 (Call 12/01/44)	135	128,262
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(d)	400	341,520
3.00%, 09/14/50 (Call 03/14/50)(d)	400	288,404
SABIC Capital II BV
4.00%, 10/10/23(d)	400	400,516
4.50%, 10/10/28(d)	400	408,492
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)(c)	600	554,586
5.50%, 03/18/31 (Call 03/18/30)	600	489,594
5.88%, 03/27/24 (Call 02/27/24)	675	675,061
6.50%, 09/27/28 (Call 06/27/28)	200	190,906
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	575	502,182
6.63%, 05/01/29 (Call 05/01/24)(b)	445	378,530
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(b)	430	360,413
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	510	431,424
2.30%, 05/15/30 (Call 02/15/30)	365	318,014
2.90%, 03/15/52 (Call 09/15/51)	430	300,983
2.95%, 08/15/29 (Call 05/15/29)(c)	419	387,831
3.13%, 06/01/24 (Call 04/01/24)	527	524,312
3.30%, 05/15/50 (Call 11/15/49)	145	110,899
3.45%, 08/01/25 (Call 05/01/25)(c)	348	344,158
3.45%, 06/01/27 (Call 03/01/27)	1,081	1,066,493
3.80%, 08/15/49 (Call 02/15/49)	455	377,250
3.95%, 01/15/26 (Call 10/15/25)	310	310,115
4.00%, 12/15/42 (Call 06/15/42)	70	59,658
4.50%, 06/01/47 (Call 12/01/46)	854	793,793
4.55%, 08/01/45 (Call 02/01/45)	275	251,851
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(d)	400	299,388
4.25%, 05/07/29 (Call 02/07/29)(c)(d)	400	382,060

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Chemicals (continued)
4.25%, 01/22/50 (Call 07/22/49)(d)	$200	$171,634
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	200	200,194
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(b)	235	200,342
3.38%, 03/15/30 (Call 03/15/25)(b)	220	176,970
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	725	726,987
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	240	167,494
5.38%, 09/01/25 (Call 09/01/22)(b)(c)	426	367,638
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	620	537,683
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/22)(d)	200	200,380
UPL Corp. Ltd., 4.63%, 06/16/30(d)	400	307,476
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	330	273,534
4.25%, 02/15/30 (Call 02/15/25)(b)	378	343,341
Venator Finance Sarl/Venator Materials LLC
5.75%, 07/15/25 (Call 07/15/23)(b)	245	184,345
9.50%, 07/01/25 (Call 07/08/23)(b)	50	49,183
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(b)(c)	495	361,182
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	315	229,852
3.13%, 08/15/51 (Call 02/15/51)	470	337,352
3.38%, 06/15/30 (Call 03/15/30)	250	230,885
3.38%, 08/15/61 (Call 02/15/61)	300	206,325
3.60%, 08/15/26 (Call 05/15/26)	531	524,915
4.38%, 11/15/47 (Call 05/15/47)	220	193,598
5.00%, 08/15/46 (Call 02/15/46)	508	488,472
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)(c)	560	536,575
5.63%, 10/01/24(b)(c)	150	146,109
5.63%, 08/15/29 (Call 08/15/24)(b)	699	589,579
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	505	441,633
4.75%, 06/01/28 (Call 03/01/28)(b)(c)	500	484,020
YPF SA, 2.50%, 06/30/29(d)(f)	416	230,747
YPF Sociedad Anonima, 1.50%, 09/30/33(d)(f)	475	229,501
		107,442,337
Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(d)	500	478,815
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/23)(b)(c)	265	263,545
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(d)	400	395,440
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(b)	148	154,513
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/22)(d)	400	387,056
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/22)(b)	105	107,158
PIC AU Holdings LLC/PIC AU Holdings Corp., 10.00%, 12/31/24 (Call 01/30/23)(b)	17	17,359
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	295	250,299
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	200	185,096
		2,239,281
	Par
Security	(000)	Value
Commercial Services — 0.6%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(d)	$600	$527,538
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(d)	200	154,928
3.38%, 07/24/24(d)	200	194,538
3.83%, 02/02/32 (Call 08/02/31)(d)	200	161,212
4.00%, 07/30/27 (Call 06/30/27)(d)	200	183,782
4.20%, 08/04/27 (Call 02/04/27)(d)	1,000	926,510
4.38%, 07/03/29(d)	440	387,666
5.00%, 08/02/41(d)	200	157,300
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)(c)	570	511,051
4.88%, 07/15/32(b)(c)	510	459,500
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)(c)	303	284,299
Albion Financing 1 Sarl/Aggreko Holdings Inc.
6.13%, 10/15/26 (Call 10/15/23)(b)	321	282,811
8.75%, 04/15/27 (Call 10/15/23)(b)	250	223,640
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)(c)	555	431,324
6.63%, 07/15/26 (Call 07/15/23)(b)	1,125	1,091,137
9.75%, 07/15/27 (Call 07/15/23)(b)(c)	669	612,610
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	1,205	1,064,376
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 03/23/23)(b)	185	155,202
American University (The), Series 2019, 3.67%, 04/01/49.	60	51,733
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	165	149,785
4.63%, 10/01/27 (Call 10/01/22)(b)	310	296,363
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)(c)	170	142,611
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)	200	166,600
Aptim Corp., 7.75%, 06/15/25 (Call 06/15/23)(b)	308	215,498
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)(c)	475	399,171
6.75%, 02/15/27 (Call 02/15/23)(b)(c)	395	391,797
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)(c)	335	310,669
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	330	290,367
2.45%, 08/12/31 (Call 05/12/31)(b)	220	176,750
4.25%, 11/01/29 (Call 11/01/24)(b)	500	457,675
Atento Luxco 1 SA, 8.00%, 02/10/26(d)	200	125,286
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,210	1,030,581
1.70%, 05/15/28 (Call 03/15/28)	310	287,934
3.38%, 09/15/25 (Call 06/15/25)	501	508,320
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	300	270,675
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	365	332,632
5.75%, 07/15/27 (Call 07/15/23)(b)	440	418,501
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(d)	600	535,722
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	317	282,346
3.88%, 08/15/30 (Call 05/15/30)	260	244,371
5.25%, 10/01/25 (Call 07/01/25)	264	270,069

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Commercial Services (continued)
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	$540	$504,117
3.50%, 06/01/31 (Call 03/01/31)(c)	670	581,327
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(b)(c)	369	344,613
5.50%, 07/15/25 (Call 06/18/23)(b)	280	282,769
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)(c)	50	40,413
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	175	129,315
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	206	160,060
4.32%, 08/01/45	270	274,617
4.70%, 11/01/2111	53	53,326
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	250	217,660
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/21)	140	145,554
Central Nippon Expressway Co. Ltd., 0.89%, 09/29/25(d)	200	183,542
China Merchants Finance Co. Ltd., 4.75%, 08/03/25(d)	200	203,586
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/23)(b)	360	303,682
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	195	194,916
3.70%, 04/01/27 (Call 01/01/27)(c)	1,389	1,402,126
4.00%, 05/01/32 (Call 02/01/32)	270	276,507
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/21)	203	149,798
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(d)(e)	600	592,548
4.00%, 06/01/27 (Call 05/01/27)(d)	200	202,738
4.38%, 08/06/23(d)	250	252,102
5.00%, 08/06/28(d)	600	634,836
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)(c)	210	176,486
8.25%, 04/15/26 (Call 04/15/24)	365	366,763
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)	395	303,178
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	1,062	892,356
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	200	192,156
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)(c)	270	236,010
DP World Crescent Ltd.
3.88%, 07/18/29(d)	800	758,408
4.80%, 09/26/28(d)	800	807,696
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(d)	600	510,468
5.63%, 09/25/48(d)	800	765,176
6.85%, 07/02/37(b)	620	681,702
DP World Salaam, 6.00%, (Call 10/01/25)(a)(d)(e)	900	902,511
Duke University
Series 2020, 2.68%, 10/01/44	270	216,351
Series 2020, 2.76%, 10/01/50	10	7,859
.
Series 2020, 2.83%, 10/01/55	319	246,230
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	50	49,080
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	25	22,396
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	423	342,533
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)(c)	740	617,878
2.60%, 12/01/24 (Call 11/01/24)	605	587,056
	Par
Security	(000)	Value
Commercial Services (continued)
2.60%, 12/15/25 (Call 11/15/25)	$843	$800,892
3.10%, 05/15/30 (Call 02/15/30)	578	521,946
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	225	221,899
3.30%, 12/01/26 (Call 09/01/26)(b)	678	658,094
3.80%, 11/01/25 (Call 08/01/25)(b)	220	218,086
3.85%, 11/15/24 (Call 08/15/24)(b)	480	476,381
4.20%, 11/01/46 (Call 05/01/46)(b)	430	372,092
4.50%, 02/15/45 (Call 08/15/44)(b)	251	227,833
5.63%, 03/15/42(b)	624	646,576
6.70%, 06/01/34(b)(c)	78	89,500
7.00%, 10/15/37(b)	210	251,044
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	925	838,660
4.25%, 02/01/29 (Call 11/01/28)(b)	295	295,268
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	45	32,524
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	375	267,566
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(b)	290	262,160
6.00%, 06/01/29 (Call 06/01/24)(b)(c)	295	234,587
9.50%, 11/01/27 (Call 11/01/22)(b)	427	409,805
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	284	259,448
3.75%, 10/01/30 (Call 10/01/25)(b)(c)	615	567,091
4.50%, 07/01/28 (Call 07/01/23)(b)(c)	566	546,948
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 08/29/22)(d)	600	564,510
GEO Group Inc. (The)
5.88%, 10/15/24 (Call 10/15/22)	130	121,560
6.00%, 04/15/26 (Call 04/15/23)(c)	205	156,845
George Washington University (The)
4.87%, 09/15/45	315	330,129
Series 2014, 4.30%, 09/15/44	95	88,348
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	242	223,775
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	552	412,361
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	190	186,322
Series B, 4.32%, 04/01/49 (Call 10/01/48)	65	60,738
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	205	184,537
2.15%, 01/15/27 (Call 12/15/26)	490	444,489
2.65%, 02/15/25 (Call 01/15/24)	907	874,629
2.90%, 05/15/30 (Call 02/15/30)	340	293,529
2.90%, 11/15/31 (Call 08/15/31)	850	715,224
3.20%, 08/15/29 (Call 05/15/29)	842	751,232
4.15%, 08/15/49 (Call 02/15/49)	571	455,418
4.45%, 06/01/28 (Call 03/01/28)	152	148,939
4.80%, 04/01/26 (Call 01/01/26)	632	637,972
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(b)	235	236,431
Grand Canyon University
4.13%, 10/01/24	250	239,090
5.13%, 10/01/28 (Call 08/01/28)(c)	250	235,722
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	916	801,967
2.65%, 07/15/31 (Call 04/15/31)	450	349,789
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)(c)	395	366,580
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/23)(b)(c)	741	741,474

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Commercial Services (continued)
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	$302	$273,271
5.00%, 12/01/29 (Call 12/01/24)(b)(c)	565	483,804
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	125	116,058
HPHT Finance 19 Ltd., 2.88%, 11/05/24(d)	600	587,100
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 (Call 08/17/26)(d)	200	181,836
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(d)	600	562,104
Hutama Karya Persero PT, 3.75%, 05/11/30 (Call 02/11/30)(d)	450	418,909
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	205	200,771
Series A, 2.81%, 01/01/60 (Call 07/01/59)	158	117,500
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	80	75,386
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	250	219,795
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	190	173,514
2.41%, 06/01/50 (Call 12/01/49)	330	248,246
3.65%, 05/01/48 (Call 11/01/47)	365	346,750
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	357	302,183
3.89%, 07/01/2116	128	111,188
4.68%, 07/01/2114	338	349,729
5.60%, 07/01/2111	394	485,077
Series F, 2.99%, 07/01/50 (Call 01/01/50)	275	230,736
Series G, 2.29%, 07/01/51 (Call 01/01/51)	361	258,292
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(d)	400	361,516
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)(c)	385	327,416
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	251	247,521
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(c)	340	289,462
2.55%, 08/18/60 (Call 02/18/60)	230	150,261
2.75%, 08/19/41 (Call 02/19/41)	390	300,600
3.10%, 11/29/61 (Call 05/29/61)	420	306,230
3.25%, 01/15/28 (Call 10/15/27)	502	486,207
3.25%, 05/20/50 (Call 11/20/49)	330	258,753
3.75%, 03/24/25 (Call 02/24/25)	105	105,692
3.75%, 02/25/52 (Call 08/25/51)	275	238,793
4.25%, 02/01/29 (Call 11/01/28)	155	157,531
4.88%, 02/15/24 (Call 11/15/23)	369	376,299
4.88%, 12/17/48 (Call 06/17/48)	370	374,540
5.25%, 07/15/44	332	349,483
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(d)	400	337,084
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	560	521,175
5.75%, 11/01/28 (Call 11/01/23)(b)	815	693,801
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	500	437,845
Nielsen Co. Luxembourg Sarl (The), 5.00%, 02/01/25 (Call 02/01/23)(b)	295	290,876
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)(c)	360	340,402
4.75%, 07/15/31 (Call 07/15/26)(b)	420	399,286
5.63%, 10/01/28 (Call 10/01/23)(b)	680	666,284
5.88%, 10/01/30 (Call 10/01/25)(b)	455	446,228
Northeastern University, Series 2020, 2.89%, 10/01/50	338	261,193
	Par
Security	(000)	Value
Commercial Services (continued)
Northwestern University
4.64%, 12/01/44	$238	$250,923
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	504	459,431
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	68	51,985
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	637	611,940
2.30%, 06/01/30 (Call 03/01/30)	905	810,663
2.40%, 10/01/24 (Call 09/01/24)	1,292	1,273,382
2.65%, 10/01/26 (Call 08/01/26)	674	656,712
2.85%, 10/01/29 (Call 07/01/29)	739	695,562
3.25%, 06/01/50 (Call 12/01/49)(c)	718	572,016
4.40%, 06/01/32 (Call 03/01/32)	408	420,815
5.05%, 06/01/52 (Call 12/01/51)	400	415,112
5.25%, 06/01/62 (Call 12/01/61)	400	417,884
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	300	229,689
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)	285	229,744
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(b)	5	4,575
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	271	205,890
3.15%, 07/15/46 (Call 01/15/46)	371	323,386
3.30%, 07/15/56 (Call 01/15/56)	350	305,562
6.50%, 01/15/39(b)	15	19,222
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)(c)	660	601,788
5.25%, 04/15/24(b)	410	412,169
5.75%, 04/15/26(b)(c)	780	792,347
6.25%, 01/15/28 (Call 01/15/23)(b)	760	696,046
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	340	282,237
PSA Treasury Pte Ltd.
2.25%, 04/30/30 (Call 01/30/30)(d)	800	729,272
2.50%, 04/12/26 (Call 10/12/25)(d)	200	195,102
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/01/22)	15	13,983
2.35%, 01/15/32 (Call 10/15/31)	395	320,274
2.90%, 10/01/30 (Call 07/01/30)	830	719,353
3.05%, 10/01/41 (Call 04/01/41)	400	288,952
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	934	868,910
4.00%, 03/18/29 (Call 12/18/28)	536	535,201
4.75%, 05/20/32 (Call 02/20/32)	40	41,840
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)	262	210,918
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/23)(b)	250	250,385
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	164	121,342
RR Donnelley & Sons Co.
6.00%, 04/01/24	1	873
6.13%, 11/01/26 (Call 11/01/23)(b)	225	211,675
8.25%, 07/01/27 (Call 07/01/23)	193	177,153
8.50%, 04/15/29(b)	150	220,623
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	636	527,021
2.30%, 08/15/60 (Call 02/15/60)(c)	533	346,748
2.45%, 03/01/27 (Call 02/01/27)(b)	60	57,335
2.50%, 12/01/29 (Call 09/01/29)	435	398,986

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Commercial Services (continued)
2.70%, 03/01/29 (Call 01/01/29)(b)	$200	$188,362
2.90%, 03/01/32 (Call 12/01/31)(b)	245	227,382
2.95%, 01/22/27 (Call 10/22/26)	270	264,983
3.25%, 12/01/49 (Call 06/01/49)(c)	604	499,744
3.70%, 03/01/52 (Call 09/01/51)(b)	25	22,665
3.90%, 03/01/62 (Call 09/01/61)(b)	55	50,106
4.25%, 05/01/29 (Call 02/02/29)(b)	508	519,821
4.75%, 08/01/28 (Call 05/01/28)(b)	415	435,418
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)	575	570,153
9.25%, 04/15/25 (Call 03/16/25)(b)	480	488,275
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	470	417,802
4.00%, 05/15/31 (Call 05/15/26)	435	400,531
4.63%, 12/15/27 (Call 12/15/22)	295	291,218
5.13%, 06/01/29 (Call 06/01/24)	470	469,882
7.50%, 04/01/27(c)	235	252,197
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(d)	800	714,680
Shanghai Port Group BVI Development Co. Ltd.
2.40%, 09/11/24(d)	400	390,280
3.38%, 06/18/29(d)	300	290,412
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(b)	285	267,401
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)(c)	185	111,135
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(b)(c)	210	183,553
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(b)	460	446,067
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)(c)	185	160,460
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(d)	600	471,756
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)(c)	203	177,217
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 08/15/22)(b)	420	284,626
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	247	210,049
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)(c)	365	307,133
3.38%, 03/22/27 (Call 12/22/26)(b)	235	226,655
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)(c)	235	205,409
Triton Container International Ltd. 0.80%, 08/01/23(b)	2,960	2,844,708
1.15%, 06/07/24 (Call 05/07/24)(b)	1,233	1,156,801
3.15%, 06/15/31 (Call 03/15/31)(b)	765	621,930
Trustees of Boston College, 3.13%, 07/01/52	190	149,374
Trustees of Boston University, Series CC, 4.06%,
10/01/48 (Call 04/01/48)	267	257,303
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	200	206,588
5.70%, 03/01/39	292	344,297
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	523	402,428
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	255	197,296
4.67%, 09/01/2112	10	10,008
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	240	175,702
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	475	418,375
3.88%, 11/15/27 (Call 11/15/22)	284	272,791
3.88%, 02/15/31 (Call 08/15/25)	646	589,049
4.00%, 07/15/30 (Call 07/15/25)(c)	515	477,132
4.88%, 01/15/28 (Call 01/15/23)(c)	1,025	1,023,749
5.25%, 01/15/30 (Call 01/15/25)	450	455,134

	Par
Security	(000)	Value
Commercial Services (continued)
5.50%, 05/15/27 (Call 05/15/23)(c)	$270	$274,477
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	125	100,783
4.00%, 10/01/53 (Call 04/01/53)	515	503,088
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	75	62,075
Series C, 2.55%, 04/01/50 (Call 10/01/49)	221	167,611
University of Miami, 4.06%, 04/01/52	61	56,008
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	354	324,806
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	380	343,695
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	290	224,170
3.03%, 10/01/39	708	634,821
5.25%, 10/01/2111	220	236,034
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	248	237,294
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	150	120,750
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	153	104,343
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	460	372,789
4.00%, 06/15/25 (Call 03/15/25)	264	265,381
4.13%, 03/15/29 (Call 12/15/28)	602	596,100
5.50%, 06/15/45 (Call 12/15/44)(c)	319	334,054
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/22)(b)	660	664,290
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(b)	460	458,648
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	375	333,660
4.35%, 04/15/2122 (Call 10/15/21)	99	87,533
William Marsh Rice University
3.57%, 05/15/45	360	334,260
3.77%, 05/15/55	250	234,675
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	375	351,874
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)(c)	280	204,361
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	220	208,063
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	403	348,792
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	308	228,850
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	600	564,654
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	335	298,673
		108,663,737
Computers — 0.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(b)(c)	240	222,082
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	592	515,105
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,341	1,246,352
0.70%, 02/08/26 (Call 01/08/26)	1,085	1,002,573
1.13%, 05/11/25 (Call 04/11/25)	461	438,674
1.20%, 02/08/28 (Call 12/08/27)	1,272	1,147,687
1.25%, 08/20/30 (Call 05/20/30)	901	771,337
1.40%, 08/05/28 (Call 06/05/28)	725	656,632
1.65%, 05/11/30 (Call 02/11/30)	1,347	1,194,169
1.65%, 02/08/31 (Call 11/08/30)	2,061	1,809,269
1.70%, 08/05/31 (Call 05/05/31)(c)	388	340,924
1.80%, 09/11/24 (Call 08/11/24)	1,265	1,238,410
2.05%, 09/11/26 (Call 07/11/26)	1,805	1,735,471
2.20%, 09/11/29 (Call 06/11/29)	1,156	1,078,016

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Computers (continued)
2.38%, 02/08/41 (Call 08/08/40)	$598	$481,928
2.40%, 08/20/50 (Call 02/20/50)	867	648,568
2.45%, 08/04/26 (Call 05/04/26)	1,106	1,084,499
2.50%, 02/09/25(c)	498	493,344
2.55%, 08/20/60 (Call 02/20/60)	905	661,863
2.65%, 05/11/50 (Call 11/11/49)	1,773	1,381,646
2.65%, 02/08/51 (Call 08/08/50)	1,396	1,088,699
2.70%, 08/05/51 (Call 02/05/51)	855	672,688
2.75%, 01/13/25 (Call 11/13/24)	690	686,950
2.80%, 02/08/61 (Call 02/08/60)	1,145	874,769
2.85%, 05/11/24 (Call 03/11/24)	1,592	1,590,965
2.85%, 08/05/61 (Call 02/05/61)	710	550,158
2.90%, 09/12/27 (Call 06/12/27)	1,066	1,056,694
2.95%, 09/11/49 (Call 03/11/49)	1,050	871,930
3.00%, 02/09/24 (Call 12/09/23)	1,233	1,233,493
3.00%, 06/20/27 (Call 03/20/27)	682	684,851
3.00%, 11/13/27 (Call 08/13/27)	1,129	1,125,116
3.20%, 05/13/25	945	952,125
3.20%, 05/11/27 (Call 02/11/27)(c)	1,749	1,761,295
3.25%, 02/23/26 (Call 11/23/25)	1,420	1,432,709
3.35%, 02/09/27 (Call 11/09/26)	1,955	1,981,705
3.45%, 05/06/24	1,020	1,029,109
3.45%, 02/09/45	739	676,717
3.75%, 09/12/47 (Call 03/12/47)	297	283,160
3.75%, 11/13/47 (Call 05/13/47)	1,043	990,621
3.85%, 05/04/43	1,667	1,618,540
3.85%, 08/04/46 (Call 02/04/46)	1,156	1,111,714
4.25%, 02/09/47 (Call 08/09/46)	863	889,365
4.38%, 05/13/45	1,144	1,194,542
4.45%, 05/06/44	922	972,203
4.50%, 02/23/36 (Call 08/23/35)(c)	955	1,048,428
4.65%, 02/23/46 (Call 08/23/45)	2,107	2,276,192
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	410	388,930
4.00%, 07/01/29 (Call 07/01/24)(b)(c)	284	271,132
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(d)	600	530,682
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	430	386,217
2.30%, 09/14/31 (Call 06/14/31)	340	280,616
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)	1,225	1,083,831
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(b)(c)	300	255,225
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(c)	519	474,153
Dell Inc.
6.50%, 04/15/38(c)	325	334,217
7.10%, 04/15/28(c)	820	904,214
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	780	582,481
3.45%, 12/15/51 (Call 06/15/51)(b)	645	452,835
4.00%, 07/15/24 (Call 06/15/24)	628	631,479
4.90%, 10/01/26 (Call 08/01/26)	574	587,782
5.30%, 10/01/29 (Call 07/01/29)	1,298	1,315,575
5.85%, 07/15/25 (Call 06/15/25)	1,000	1,049,490
6.02%, 06/15/26 (Call 03/15/26)	1,621	1,722,345
6.10%, 07/15/27 (Call 05/15/27)	421	451,779
6.20%, 07/15/30 (Call 04/15/30)	448	480,314
8.10%, 07/15/36 (Call 01/15/36)	552	674,627

	Par
Security	(000)	Value
Computers (continued)
8.35%, 07/15/46 (Call 01/15/46)(c)	$406	$519,871
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 08/29/22)(c)	245	115,638
9.38%, 07/15/25 (Call 07/15/23)(b)(c)	455	353,544
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	360	323,942
2.38%, 09/15/28 (Call 07/15/28)	405	354,610
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(b)	495	151,188
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	698	627,076
2.20%, 03/15/31 (Call 12/15/30)	692	576,374
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	59	58,090
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(d)	400	364,628
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,005	971,956
1.75%, 04/01/26 (Call 03/01/26)	343	319,323
4.45%, 10/02/23 (Call 09/02/23)	487	491,597
4.90%, 10/15/25 (Call 07/15/25)	860	884,192
6.20%, 10/15/35 (Call 04/15/35)	794	870,311
6.35%, 10/15/45 (Call 04/15/45)	860	910,680
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	715	652,795
2.20%, 06/17/25 (Call 05/17/25)	635	608,254
2.65%, 06/17/31 (Call 03/17/31)	912	756,404
3.00%, 06/17/27 (Call 04/17/27)(c)	734	697,307
3.40%, 06/17/30 (Call 03/17/30)	563	506,266
4.00%, 04/15/29 (Call 02/15/29)	425	410,584
4.20%, 04/15/32 (Call 01/15/32)	400	371,380
4.75%, 01/15/28 (Call 12/15/27)	400	405,572
5.50%, 01/15/33 (Call 10/15/32)	370	372,538
6.00%, 09/15/41	890	910,087
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,049	965,951
1.95%, 05/15/30 (Call 02/15/30)	1,433	1,247,498
2.72%, 02/09/32 (Call 11/09/31)	335	302,860
2.85%, 05/15/40 (Call 11/15/39)	793	633,488
2.95%, 05/15/50 (Call 11/15/49)	810	607,711
3.00%, 05/15/24	1,192	1,186,076
3.30%, 05/15/26	1,440	1,433,880
3.30%, 01/27/27	398	395,238
3.38%, 08/01/23	1,765	1,766,165
3.43%, 02/09/52 (Call 08/09/51)	30	24,123
3.45%, 02/19/26	1,007	1,011,250
3.50%, 05/15/29	710	691,966
3.63%, 02/12/24	1,452	1,458,505
4.00%, 06/20/42	500	455,815
4.15%, 05/15/39	1,011	953,444
4.25%, 05/15/49	1,075	997,138
4.40%, 07/27/32 (Call 04/27/32)	540	554,445
4.70%, 02/19/46	872	860,071
5.60%, 11/30/39(c)	335	367,190
5.88%, 11/29/32	193	220,827
6.22%, 08/01/27	584	649,945
6.50%, 01/15/28	387	437,418
7.00%, 10/30/25	183	202,791
7.13%, 12/01/96(c)	398	538,044
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(b)	145	130,903

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Computers (continued)
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)(b)(c)	$145	$116,245
3.15%, 10/15/31 (Call 07/15/31)(b)	355	265,260
4.10%, 10/15/41 (Call 04/15/41)(b)	315	209,295
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	659	544,637
3.63%, 05/15/25 (Call 04/15/25)	385	380,611
4.38%, 05/15/30 (Call 02/15/30)	875	831,582
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(d)	1,000	834,150
5.88%, 04/24/25(d)	1,000	1,012,170
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(b)	385	368,884
5.13%, 04/15/29 (Call 04/15/24)(b)	675	648,736
5.25%, 10/01/30 (Call 10/01/25)(b)	280	268,528
5.75%, 09/01/27 (Call 09/01/22)(b)	350	341,680
6.13%, 09/01/29 (Call 09/01/24)(b)(c)	350	341,519
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	825	781,522
2.38%, 06/22/27 (Call 04/22/27)(c)	490	459,105
2.70%, 06/22/30 (Call 03/22/30)	287	252,675
3.30%, 09/29/24 (Call 07/29/24)	505	500,617
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(b)	325	311,981
8.25%, 02/01/28 (Call 02/01/23)(b)	340	319,566
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	180	170,395
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	295	246,508
3.38%, 07/15/31 (Call 01/15/26)(c)	270	217,161
4.09%, 06/01/29 (Call 03/01/29)	330	300,062
4.13%, 01/15/31 (Call 10/15/30)	325	281,340
4.75%, 01/01/25	325	322,569
4.88%, 03/01/24 (Call 01/01/24)	503	500,832
4.88%, 06/01/27 (Call 03/01/27)	299	296,964
5.75%, 12/01/34 (Call 06/01/34)	299	275,735
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	280	237,824
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 06/01/23)(b)(c)	175	174,456
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	315	297,206
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(b)	788	777,168
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	205	162,948
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	380	320,610
3.10%, 02/01/32 (Call 11/01/31)	335	265,742
4.75%, 02/15/26 (Call 11/15/25)	1,549	1,528,693
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(d)	400	363,624
		106,866,760
Cosmetics & Personal Care — 0.1%
Avon Products Inc., 8.45%, 03/15/43	165	165,490
Colgate-Palmolive Co.
3.25%, 03/15/24(c)	205	205,461
3.70%, 08/01/47 (Call 02/01/47)(c)	690	646,896
4.00%, 08/15/45	490	478,500
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)	445	436,812
6.50%, 04/15/26 (Call 04/15/23)(b)(c)	520	501,909
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	295	267,137
	Par
Security	(000)	Value
Cosmetics & Personal Care (continued)
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	$285	$255,867
5.50%, 06/01/28 (Call 06/01/23)(b)	449	440,397
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	707	622,231
2.00%, 12/01/24 (Call 11/01/24)	797	777,075
2.38%, 12/01/29 (Call 09/01/29)	380	349,243
2.60%, 04/15/30 (Call 01/15/30)	195	182,345
3.13%, 12/01/49 (Call 06/01/49)(c)	503	420,025
3.15%, 03/15/27 (Call 12/15/26)	282	281,357
4.15%, 03/15/47 (Call 09/15/46)	413	401,787
4.38%, 06/15/45 (Call 12/15/44)(c)	387	382,186
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(b)	1,600	1,575,648
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (Call 02/24/27)(b)	680	667,991
3.38%, 03/24/29 (Call 01/24/29)(b)	1,050	1,014,793
3.63%, 03/24/32 (Call 12/24/31)(b)	1,720	1,667,230
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(c)(d)	800	680,720
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/04/23)(b)	370	221,541
Procter & Gamble Co. (The)
0.55%, 10/29/25	892	830,978
1.00%, 04/23/26	290	271,658
1.20%, 10/29/30	1,350	1,152,373
1.95%, 04/23/31	421	381,573
2.30%, 02/01/32(c)	212	197,092
2.45%, 11/03/26	268	262,594
2.70%, 02/02/26	91	90,777
2.80%, 03/25/27	895	887,276
2.85%, 08/11/27	315	313,384
3.00%, 03/25/30	1,110	1,088,910
3.10%, 08/15/23	306	306,315
3.50%, 10/25/47	485	454,445
3.55%, 03/25/40(c)	460	437,147
3.60%, 03/25/50	320	309,834
5.55%, 03/05/37	30	36,425
5.80%, 08/15/34	50	60,150
Unilever Capital Corp.
0.63%, 08/12/24 (Call 08/12/22)	765	729,083
1.38%, 09/14/30 (Call 06/14/30)	680	574,682
1.75%, 08/12/31 (Call 05/12/31)	315	270,916
2.00%, 07/28/26	393	376,852
2.13%, 09/06/29 (Call 06/06/29)	95	86,893
2.60%, 05/05/24 (Call 03/05/24)	502	498,250
2.90%, 05/05/27 (Call 02/05/27)	100	98,386
3.10%, 07/30/25(c)	85	84,822
3.25%, 03/07/24 (Call 02/07/24)	245	245,870
3.38%, 03/22/25 (Call 01/22/25)	405	406,134
3.50%, 03/22/28 (Call 12/22/27)(c)	540	544,304
5.90%, 11/15/32	1,089	1,297,326
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	360	275,879
		25,212,969
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(b)(c)	330	282,160
4.00%, 01/15/28 (Call 01/15/23)(b)	445	414,295
Avient Corp., 5.75%, 05/15/25 (Call 05/15/23)(b)	385	386,964
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)	375	326,955

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Distribution & Wholesale (continued)
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 4.66%, 06/04/24(d)	$600	$592,944
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	200	177,862
4.50%, 10/24/28 (Call 07/24/28)(b)	794	792,674
4.65%, 04/20/32 (Call 01/20/32)(b)	200	194,852
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(b)	150	147,630
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)(c)	790	688,951
IAA Inc., 5.50%, 06/15/27 (Call 06/15/23)(b)(c)	305	304,832
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/23)(b)	584	575,830
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(d)	200	190,200
4.50%, 08/18/25 (Call 07/18/25)(d)	600	557,154
Marubeni Corp., 1.32%, 09/18/25 (Call 08/18/25)(d)	400	367,272
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	330	299,868
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)(c)	240	204,127
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(b)	297	287,446
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 11/15/22)(b)	322	160,903
9.00%, 11/15/26 (Call 11/15/22)(b)(c)	515	308,325
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	440	424,714
3.75%, 05/15/46 (Call 11/15/45)	215	191,356
4.20%, 05/15/47 (Call 11/15/46)	130	122,810
4.60%, 06/15/45 (Call 12/15/44)	810	822,547
		8,822,671
Diversified Financial Services — 1.5%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(b)(c)	185	187,298
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.15%, 10/29/23	760	729,813
1.65%, 10/29/24 (Call 09/29/24)	860	799,714
1.75%, 01/30/26 (Call 12/30/25)	355	314,526
2.45%, 10/29/26 (Call 09/29/26)	1,145	1,021,695
2.88%, 08/14/24 (Call 07/14/24)	1,232	1,181,882
3.00%, 10/29/28 (Call 08/29/28)	1,496	1,307,878
3.15%, 02/15/24 (Call 01/15/24)	1,400	1,361,878
3.30%, 01/30/32 (Call 10/30/31)	1,610	1,350,243
3.40%, 10/29/33 (Call 07/29/33)	400	329,128
3.50%, 01/15/25 (Call 11/15/24)	950	915,087
3.65%, 07/21/27 (Call 04/21/27)	1,571	1,449,750
3.85%, 10/29/41 (Call 04/29/41)	1,055	805,440
3.88%, 01/23/28 (Call 10/23/27)	808	744,831
4.45%, 10/01/25 (Call 08/01/25)(c)	720	704,621
4.45%, 04/03/26 (Call 02/03/26)	698	680,480
4.50%, 09/15/23 (Call 08/15/23)	458	457,780
4.63%, 10/15/27 (Call 08/15/27)	692	666,181
4.88%, 01/16/24 (Call 12/16/23)	632	632,006
6.50%, 07/15/25 (Call 06/15/25)	575	594,682
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	190	174,787
3.50%, 08/01/25	175	174,316
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	370	333,459
AIG Global Funding
0.45%, 12/08/23(b)(c)	120	115,025
	Par
Security	(000)	Value
Diversified Financial Services (continued)
0.65%, 06/17/24(b)(c)	$935	$885,782
0.90%, 09/22/25(b)	825	748,349
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	351	332,769
1.88%, 08/15/26 (Call 07/15/26)	240	213,886
2.10%, 09/01/28 (Call 07/01/28)	505	421,135
2.30%, 02/01/25 (Call 01/01/25)	328	310,846
2.88%, 01/15/26 (Call 12/15/25)(c)	710	666,292
3.00%, 09/15/23 (Call 07/15/23)	255	251,542
3.00%, 02/01/30 (Call 11/01/29)	477	401,896
3.13%, 12/01/30 (Call 09/01/30)	615	521,864
3.25%, 03/01/25 (Call 01/01/25)	404	392,195
3.25%, 10/01/29 (Call 07/01/29)	363	315,759
3.38%, 07/01/25 (Call 06/01/25)	795	767,326
3.63%, 04/01/27 (Call 01/01/27)	503	473,051
3.63%, 12/01/27 (Call 09/01/27)	833	767,051
3.75%, 06/01/26 (Call 04/01/26)	580	556,011
4.25%, 02/01/24 (Call 01/01/24)	215	214,432
4.25%, 09/15/24 (Call 06/15/24)	924	916,155
4.63%, 10/01/28 (Call 07/01/28)	495	473,685
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	440	430,901
4.25%, 06/15/26 (Call 04/15/26)	384	360,000
4.40%, 09/25/23 (Call 08/25/23)	625	618,737
5.25%, 08/11/25 (Call 07/11/25)(b)	1,495	1,460,959
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	740	719,206
2.20%, 11/02/28 (Call 09/02/28)(c)	270	230,054
3.88%, 05/21/24 (Call 04/21/24)	629	626,849
4.63%, 03/30/25	385	389,551
4.75%, 06/09/27 (Call 05/09/27)	270	266,949
5.13%, 09/30/24	654	667,479
5.75%, 11/20/25 (Call 10/20/25)	764	772,992
5.80%, 05/01/25 (Call 04/01/25)(c)	890	926,526
8.00%, 11/01/31	1,473	1,663,637
American Express Co.
0.75%, 11/03/23	500	485,360
1.65%, 11/04/26 (Call 10/04/26)	500	463,705
2.25%, 03/04/25 (Call 02/01/25)(c)	310	300,588
2.50%, 07/30/24 (Call 06/29/24)	1,050	1,030,806
2.55%, 03/04/27 (Call 02/01/27)	565	539,315
3.00%, 10/30/24 (Call 09/29/24)(c)	608	602,297
3.13%, 05/20/26 (Call 04/20/26)	486	480,396
3.30%, 05/03/27 (Call 04/02/27)	1,487	1,468,085
3.38%, 05/03/24	150	149,723
3.40%, 02/22/24 (Call 01/22/24)	1,440	1,436,846
3.63%, 12/05/24 (Call 11/04/24)	311	311,171
3.70%, 08/03/23 (Call 07/03/23)	882	885,863
3.95%, 08/01/25 (Call 07/01/25)	810	817,258
4.05%, 05/03/29 (Call 03/03/29)	370	372,646
4.05%, 12/03/42	844	804,914
4.20%, 11/06/25 (Call 10/06/25)	601	617,065
4.42%, 08/03/33 (Call 08/03/32)(a)	810	824,086
4.99%, 05/26/33 (Call 05/26/32), (SOFR + 2.255%)(a)	370	380,515
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	936	911,374
3.00%, 04/02/25 (Call 03/02/25)	30	29,574
3.70%, 10/15/24	260	260,764
4.00%, 10/15/23	1,150	1,157,567

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Diversified Financial Services (continued)
4.50%, 05/13/32 (Call 02/13/32)	$305	$310,810
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	523	468,911
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)(c)	605	501,866
3.95%, 07/15/26 (Call 06/15/26)(b)	505	453,707
Apollo Management Holdings LP
4.00%, 05/30/24(b)	748	739,503
4.95%, 01/14/50 (Call 01/14/24)(a)(b)	296	258,814
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)(c)	200	179,898
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(b)	735	616,981
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	235	208,819
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	240	195,499
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 12/03/22)(b)	200	187,138
Avation Capital SA, 8.25%, 10/31/26 (Call 08/29/22)(b)(c)(g)	188	141,004
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)(c)	295	258,712
1.95%, 09/20/26 (Call 08/20/26)(b)	1,260	1,080,929
3.50%, 11/01/27 (Call 07/01/27)(b)	366	320,737
4.13%, 08/01/25 (Call 06/01/25)(b)	372	353,623
4.38%, 01/30/24 (Call 12/30/23)(b)	315	309,021
4.88%, 10/01/25 (Call 07/01/25)(b)	425	413,427
5.50%, 12/15/24 (Call 11/15/24)(b)	225	223,313
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	730	635,012
2.53%, 11/18/27 (Call 10/18/27)(b)	811	671,143
2.75%, 02/21/28 (Call 12/21/27)(b)	265	218,379
2.88%, 02/15/25 (Call 01/15/25)(b)	870	806,464
3.25%, 02/15/27 (Call 12/15/26)(b)	580	507,964
3.95%, 07/01/24 (Call 06/01/24)(b)	933	896,510
4.25%, 04/15/26 (Call 03/15/26)(b)	748	693,119
4.38%, 05/01/26 (Call 03/01/26)(b)	666	623,589
5.13%, 10/01/23 (Call 09/01/23)(b)	45	44,590
5.25%, 05/15/24 (Call 04/15/24)(b)	745	736,418
5.50%, 01/15/26 (Call 12/15/25)(b)	600	585,978
B3 S.A. Brasil Bolsa Balcao, 4.13%, 09/20/31(d)	400	336,312
Banco BTG Pactual SA/Cayman Islands, 4.50%, 01/10/25 (Call 12/10/24)(c)(d)	800	781,648
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	360	351,450
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	580	469,324
1.63%, 08/05/28 (Call 06/05/28)(b)	140	121,786
2.00%, 01/30/32 (Call 10/30/31)(b)	148	121,974
2.50%, 01/10/30 (Call 10/10/29)(b)	1,015	900,711
2.55%, 03/30/32 (Call 12/30/31)(b)	95	82,706
2.80%, 09/30/50 (Call 03/30/50)(b)	513	358,397
2.85%, 08/05/51 (Call 02/05/51)(b)	205	143,375
3.15%, 10/02/27 (Call 07/02/27)(b)	200	191,608
3.20%, 01/30/52 (Call 07/30/51)(b)	200	150,960
3.50%, 09/10/49 (Call 03/10/49)(b)	470	374,491
4.00%, 10/02/47 (Call 04/02/47)(b)	95	81,161
4.45%, 07/15/45(b)(c)	395	370,076
5.00%, 06/15/44(b)(c)	290	290,226
Blue Bright Ltd.
2.38%, 02/09/26(d)	600	561,234
2.50%, 06/04/25(d)	400	378,748
	Par
Security	(000)	Value
Diversified Financial Services (continued)
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	$495	$389,778
4.13%, 10/07/51 (Call 04/07/51)(b)	90	59,666
4.38%, 02/15/32 (Call 11/15/31)(b)	100	87,548
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	400	367,516
2.63%, 01/17/25 (Call 12/17/24)(d)	600	575,730
2.63%, 09/17/30 (Call 06/17/30)(b)	400	346,708
3.00%, 09/11/29 (Call 06/11/29)(b)(c)	400	361,144
3.25%, 04/29/25 (Call 03/29/25)(b)	1,000	971,640
3.50%, 10/10/24 (Call 09/10/24)(d)	200	196,640
3.50%, 09/18/27 (Call 06/18/27)(d)	200	192,368
3.88%, 04/27/26 (Call 01/27/26)(d)	650	639,938
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	1,000	956,290
BOCOM International Blossom Ltd., 1.75%, 06/28/26(d)	400	371,840
Bocom Leasing Management Hong Kong Co. Ltd.
1.13%, 06/18/24(d)	400	380,088
4.38%, 01/22/24(d)	400	402,780
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	195	163,613
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)(c)	673	594,299
3.50%, 03/30/51 (Call 09/30/50)	488	362,979
3.63%, 02/15/52 (Call 08/15/51)	270	205,411
3.90%, 01/25/28 (Call 10/25/27)	537	524,203
4.00%, 04/01/24 (Call 02/01/24)	885	890,894
4.25%, 06/02/26 (Call 03/02/26)	410	414,498
4.35%, 04/15/30 (Call 01/15/30)	833	817,031
4.70%, 09/20/47 (Call 03/20/47)	359	323,678
4.85%, 03/29/29 (Call 12/29/28)	863	875,764
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	452	332,609
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(b)(c)	205	186,780
6.88%, 04/15/30 (Call 04/15/25)(b)	210	187,150
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	500	485,430
4.88%, 05/01/24 (Call 04/01/24)(b)	451	453,075
Capital One Bank USA NA, 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(a)	260	248,724
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(a)	1,005	899,244
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	825	652,657
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(a)	400	329,964
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(a)	440	418,880
3.20%, 02/05/25 (Call 01/05/25)	1,065	1,046,000
3.27%, 03/01/30 (Call 03/01/29), (SOFR + 1.790%)(a)	870	792,196
3.30%, 10/30/24 (Call 09/30/24)	1,763	1,738,142
3.65%, 05/11/27 (Call 04/11/27)	564	549,889
3.75%, 04/24/24 (Call 03/24/24)	966	966,116
3.75%, 07/28/26 (Call 06/28/26)	986	968,025
3.75%, 03/09/27 (Call 02/09/27)	1,142	1,123,340
3.80%, 01/31/28 (Call 12/31/27)	810	786,623
3.90%, 01/29/24 (Call 12/29/23)	767	767,828
4.20%, 10/29/25 (Call 09/29/25)	819	820,097

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Diversified Financial Services (continued)
4.25%, 04/30/25 (Call 03/31/25)	$345	$348,229
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(a)	810	818,270
4.99%, 07/24/26 (Call 07/24/25), (SOFR + 2.160%)(a)	400	402,820
5.25%, 07/26/30 (Call 07/26/29)(a)	400	404,436
5.27%, 05/10/33 (Call 05/10/32), (SOFR + 2.370%)(a)(c)	970	988,818
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(b)(c)	272	228,238
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	777	651,142
3.00%, 03/16/32 (Call 12/16/31)	645	597,147
3.65%, 01/12/27 (Call 10/12/26)(c)	844	843,958
CCBL Cayman 1 Corp. Ltd.
1.80%, 07/22/26(d)	600	554,316
1.99%, 07/21/25(d)	800	754,736
3.50%, 05/16/24(d)	400	396,876
CDBL Funding 1
1.50%, 11/04/23(d)	600	581,820
3.50%, 10/24/27(d)	400	387,092
4.25%, 12/02/24(d)	200	200,428
CDBL Funding 2
1.38%, 03/04/24(d)	200	191,992
2.00%, 03/04/26(d)	800	748,272
CDP Financial Inc., 3.15%, 07/24/24(b)	415	415,232
Chailease International Finance Corp., 3.75%, 10/22/23(d)	200	197,796
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	110	106,095
0.90%, 03/11/26 (Call 02/11/26)	711	653,964
1.15%, 05/13/26 (Call 04/13/26)	1,185	1,091,954
1.65%, 03/11/31 (Call 12/11/30)(c)	567	476,342
1.95%, 12/01/31 (Call 09/01/31)	725	616,272
2.00%, 03/20/28 (Call 01/20/28)	765	707,189
2.30%, 05/13/31 (Call 02/13/31)	600	529,098
2.45%, 03/03/27 (Call 02/03/27)	395	378,228
2.75%, 10/01/29 (Call 07/01/29)	400	370,992
2.90%, 03/03/32 (Call 12/03/31)	700	646,576
3.00%, 03/10/25 (Call 12/10/24)(c)	142	140,976
3.20%, 03/02/27 (Call 12/02/26)	825	817,765
3.20%, 01/25/28 (Call 10/25/27)	723	709,690
3.25%, 05/22/29 (Call 02/22/29)	220	212,652
3.30%, 04/01/27 (Call 01/01/27)	920	914,158
3.45%, 02/13/26 (Call 11/13/25)	162	162,956
3.55%, 02/01/24 (Call 01/01/24)	1,033	1,037,690
3.75%, 04/01/24 (Call 03/02/24)	452	455,675
3.85%, 05/21/25 (Call 03/21/25)	522	531,057
4.00%, 02/01/29 (Call 11/01/28)(c)	388	393,397
4.20%, 03/24/25 (Call 02/22/25)	495	505,217
4.63%, 03/22/30 (Call 12/22/29)	153	159,931
Charming Light Investments Ltd.
4.38%, 12/21/27(d)	600	586,770
5.00%, 09/03/24(d)	250	251,998
China Cinda 2020 I Management Ltd.
1.25%, 01/20/24 (Call 10/20/23)(d)	400	381,688
1.88%, 01/20/26 (Call 10/20/25)(d)	400	363,832
2.50%, 03/18/25 (Call 02/18/25)(d)	1,200	1,132,920
2.50%, 01/20/28 (Call 10/20/27)(d)	800	688,488
3.00%, 03/18/27 (Call 12/18/26)(d)	400	364,280
	Par
Security	(000)	Value
Diversified Financial Services (continued)
3.00%, 01/20/31 (Call 10/20/30)(d)	$400	$325,496
3.13%, 03/18/30 (Call 12/18/29)(d)	400	335,536
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(d)	200	203,658
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	400	394,688
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(d)	1,000	993,090
4.40%, 03/09/27(d)	200	193,556
4.75%, 02/08/28(d)	400	383,424
4.75%, 02/21/29(d)	400	378,184
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(d)	600	571,758
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(d)	400	320,664
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(d)(e)	200	176,144
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(d)	1,000	700,540
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(d)	800	635,872
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	425	334,518
4.10%, 06/15/51 (Call 12/15/50)	435	301,364
CICC Hong Kong Finance 2016 MTN Ltd.
1.63%, 01/26/24(d)	1,400	1,359,274
2.00%, 01/26/26(d)	400	378,156
2.88%, 03/21/25(d)	200	195,058
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(d)	400	380,736
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(d)	400	372,320
1.73%, 09/10/24(d)	200	193,774
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	340	312,803
3.00%, 03/15/25 (Call 12/15/24)	1,126	1,123,050
3.75%, 06/15/28 (Call 03/15/28)	600	608,952
4.15%, 06/15/48 (Call 12/15/47)(c)	234	233,417
5.30%, 09/15/43 (Call 03/15/43)	653	731,758
CMS International Gemstone Ltd., 1.30%, 09/16/24(d)	200	187,972
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/23)(b)(c)	175	161,289
Coastal Emerald Ltd., 4.30%, (Call 08/01/24)(a)(d)(e)	400	379,740
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(b)	261	195,768
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)(c)	610	394,951
3.63%, 10/01/31 (Call 10/01/26)(b)(c)	600	356,658
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/22)(b)	266	256,568
6.63%, 03/15/26 (Call 03/15/23)	240	242,206
Credit Suisse USA Inc., 7.13%, 07/15/32.	919	1,039,279
Credito Real SAB de CV, 8.00%, 01/21/28(d)	200	7,800
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)	615	419,891
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	500	474,555
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	235	233,757
3.95%, 11/06/24 (Call 08/06/24)	938	936,490
4.10%, 02/09/27 (Call 11/09/26)	1,123	1,100,136
4.50%, 01/30/26 (Call 11/30/25)(c)	825	826,567
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	580	570,012
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	450	453,064

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Diversified Financial Services (continued)
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/22)(b)	$175	$166,282
8.50%, 09/15/25 (Call 09/15/22)(b)	271	251,973
Far East Horizon Ltd.
2.63%, 03/03/24(d)	400	357,696
3.38%, 02/18/25(d)	200	176,038
4.25%, 10/26/26(d)	200	173,370
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(b)(c)	215	169,891
FMR LLC
4.95%, 02/01/33(b)	430	446,013
5.15%, 02/01/43(b)	398	401,877
6.45%, 11/15/39(b)(c)	200	229,240
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)(c)	519	426,893
2.85%, 03/30/25	478	468,297
2.95%, 08/12/51 (Call 02/12/51)	308	224,396
GFH Sukuk Ltd., 7.50%, 01/28/25(d)	400	390,480
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/22), (7.25% PIK)(b)(g)	1,124	865,287
goeasy Ltd.
4.38%, 05/01/26 (Call 04/27/23)(b)(c)	190	163,495
5.38%, 12/01/24 (Call 12/01/22)(b)	365	346,746
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 08/15/28 (Call 08/15/24)(b)	240	156,619
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(d)	200	188,160
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(d)	600	573,756
Haitong International Securities Group Ltd.
2.13%, 05/20/26(d)	200	185,922
3.13%, 05/18/25(d)	200	194,124
3.38%, 07/19/24(d)	600	592,446
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(b)(c)	194	152,274
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	310	213,894
Horse Gallop Finance Ltd.
1.10%, 07/26/24(d)	400	380,132
1.70%, 07/28/25(d)	400	375,196
ICBCIL Finance Co. Ltd.
1.25%, 08/02/24(d)	400	379,752
1.63%, 11/02/24(d)	800	761,200
1.75%, 08/25/25(d)	1,000	934,960
1.75%, 08/02/26(d)	600	552,696
2.25%, 11/02/26(d)	200	187,210
2.53%, 11/20/24, (3 mo. LIBOR US + 1.050%)(a)(d)	400	399,384
3.63%, 05/19/26(d)	200	198,148
3.75%, 03/05/24(d)	600	598,590
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	600	610,692
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(c)	617	509,414
2.10%, 06/15/30 (Call 03/15/30)	1,186	1,035,390
2.65%, 09/15/40 (Call 03/15/40)	630	492,093
3.00%, 06/15/50 (Call 12/15/49)	935	725,064
3.00%, 09/15/60 (Call 03/15/60)	753	548,960
3.10%, 09/15/27 (Call 06/15/27)	756	731,536
3.65%, 05/23/25 (Call 04/23/25)(c)	255	256,969
3.75%, 12/01/25 (Call 09/01/25)	820	826,790
3.75%, 09/21/28 (Call 06/21/28)	332	330,307
4.00%, 09/15/27 (Call 08/15/27)	1,088	1,095,344
	Par
Security	(000)	Value
Diversified Financial Services (continued)
4.25%, 09/21/48 (Call 03/21/48)	$693	$645,592
4.35%, 06/15/29 (Call 04/15/29)(c)	908	925,633
4.60%, 03/15/33 (Call 12/15/32)	628	649,735
4.95%, 06/15/52 (Call 12/15/51)	723	746,375
5.20%, 06/15/62 (Call 01/15/62)	823	856,965
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(d)	205	180,923
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(d)	200	163,380
Inventive Global Investments Ltd.
1.60%, 09/01/26(d)	400	367,844
1.65%, 09/03/25(d)	1,200	1,119,624
Invesco Finance PLC
3.75%, 01/15/26(c)	223	222,398
4.00%, 01/30/24	450	452,556
5.38%, 11/30/43	315	323,152
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)(c)	315	291,800
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	138	140,204
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	560	469,084
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	145	114,201
6.25%, 01/15/36	585	602,731
6.45%, 06/08/27	665	721,339
6.50%, 01/20/43	100	102,883
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	300	241,983
4.15%, 01/23/30	797	747,100
4.85%, 01/15/27	245	250,054
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)(c)	188	166,865
JIC Zhixin Ltd.
1.50%, 08/27/25(d)	400	373,252
2.13%, 08/27/30(d)	400	348,708
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 10/17/25)(d)	600	547,680
3.50%, 09/24/29 (Call 06/24/29)(d)	1,000	867,500
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(d)	200	181,612
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	184,092
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	26	26,384
Korea Investment & Securities Co. Ltd., 1.38%, 07/19/24(d)	400	378,984
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	162,430
4.50%, 02/23/27(d)	600	475,410
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	133	127,955
3.75%, 02/13/25	184	182,758
4.38%, 03/11/29 (Call 12/11/28)	249	243,724
4.50%, 09/19/28 (Call 06/19/28)	502	494,008
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(b)	305	185,318
6.50%, 11/01/25 (Call 11/01/22)(b)	310	202,973
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	615	591,931
Legend Fortune Ltd., 1.38%, 06/02/24(d)	400	382,820
Legg Mason Inc.
4.75%, 03/15/26	218	224,945
5.63%, 01/15/44(c)	291	310,549

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Diversified Financial Services (continued)
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(b)(c)	$175	$142,996
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	435	404,467
4.38%, 05/15/31 (Call 05/15/26)(b)	190	173,548
4.63%, 11/15/27 (Call 11/15/22)(b)	443	433,555
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	1,123	1,064,918
1.38%, 04/06/26 (Call 03/06/24)(b)	1,115	1,018,463
2.00%, 04/06/28 (Call 02/06/28)(b)	1,460	1,306,481
2.50%, 04/06/31 (Call 01/06/31)(b)	1,000	886,920
3.20%, 04/06/41 (Call 10/06/40)(b)	280	230,350
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	482	430,224
2.00%, 03/03/25 (Call 02/03/25)	406	396,280
2.00%, 11/18/31 (Call 08/18/31)	790	699,182
2.95%, 11/21/26 (Call 08/21/26)	533	528,837
2.95%, 06/01/29 (Call 03/01/29)	584	566,708
2.95%, 03/15/51 (Call 09/15/50)	440	365,583
3.30%, 03/26/27 (Call 01/26/27)	570	574,155
3.35%, 03/26/30 (Call 12/26/29)	1,155	1,144,455
3.38%, 04/01/24	684	688,733
3.50%, 02/26/28 (Call 11/26/27)	545	551,409
3.65%, 06/01/49 (Call 12/01/48)(c)	232	216,375
3.80%, 11/21/46 (Call 05/21/46)	587	555,584
3.85%, 03/26/50 (Call 09/26/49)	711	686,343
3.95%, 02/26/48 (Call 08/26/47)	688	668,708
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(d)	400	320,200
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)(c)	270	218,414
6.50%, 05/01/28 (Call 05/01/24)(b)(c)	600	550,764
Mirae Asset Securities Co. Ltd.
1.38%, 07/07/24(d)	200	189,246
2.63%, 07/30/25(d)	200	189,568
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	600	596,574
3.64%, 04/13/25 (Call 03/13/25)(b)	180	178,452
3.96%, 09/19/23 (Call 08/19/23)(b)	323	323,323
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	638	632,417
4.50%, 06/20/28 (Call 03/20/28)(c)	616	629,256
Muthoot Finance Ltd., 4.40%, 09/02/23(d)	200	193,900
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	658	543,469
2.50%, 12/21/40 (Call 06/21/40)	495	360,484
3.25%, 04/28/50 (Call 10/28/49)	610	473,653
3.85%, 06/30/26 (Call 03/30/26)	685	693,117
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	415	346,471
5.50%, 08/15/28 (Call 08/15/23)(b)	530	465,160
5.75%, 11/15/31 (Call 11/15/26)(b)	335	280,040
6.00%, 01/15/27 (Call 01/15/23)(b)	390	361,487
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	310	266,005
5.00%, 03/15/27 (Call 09/15/26)	410	370,037
5.50%, 03/15/29 (Call 06/15/28)	400	343,316
5.63%, 08/01/33	370	292,067
5.88%, 10/25/24	255	251,670
6.13%, 03/25/24	670	670,161
6.75%, 06/25/25	350	341,761
	Par
Security	(000)	Value
Diversified Financial Services (continued)
6.75%, 06/15/26	$325	$309,442
7.25%, 09/25/23(c)	130	132,050
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)(c)	270	272,843
4.88%, 04/15/45 (Call 10/15/44)(b)	155	143,806
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)(c)	360	327,978
6.88%, 08/15/28 (Call 08/15/23)(b)(c)	1,262	1,106,774
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	200	182,346
Nomura Holdings Inc.
1.65%, 07/14/26	1,005	899,545
2.17%, 07/14/28	530	456,298
2.33%, 01/22/27	500	452,435
2.61%, 07/14/31	275	225,825
2.65%, 01/16/25	900	865,602
2.68%, 07/16/30	800	670,912
2.71%, 01/22/29	515	450,692
3.00%, 01/22/32	325	273,039
3.10%, 01/16/30	810	705,664
5.39%, 07/06/27(c)	400	409,200
5.61%, 07/06/29(c)	400	411,720
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,237	1,235,330
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	193	192,620
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(d)	200	183,672
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	410	352,247
3.88%, 09/15/28 (Call 09/15/24)	350	290,014
4.00%, 09/15/30 (Call 09/15/25)	520	411,788
5.38%, 11/15/29 (Call 05/15/29)(c)	444	377,595
6.13%, 03/15/24 (Call 09/15/23)	788	780,301
6.63%, 01/15/28 (Call 07/15/27)	475	446,623
6.88%, 03/15/25	740	730,706
7.13%, 03/15/26	985	959,685
8.25%, 10/01/23	175	178,371
ORIX Corp.
2.25%, 03/09/31	720	621,497
3.25%, 12/04/24	404	398,990
3.70%, 07/18/27	271	267,060
4.00%, 04/13/32	300	294,741
4.05%, 01/16/24	300	301,425
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 02/01/27 (Call 02/01/24)(b)	330	317,965
Park Aerospace Holdings Ltd., 5.50%, 02/15/24 (Call 01/15/24)(b)	930	919,054
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	405	329,646
5.38%, 10/15/25 (Call 10/15/22)(b)	365	342,261
5.75%, 09/15/31 (Call 09/15/26)(b)	310	256,816
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	195	183,009
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	465	464,679
Pingan Real Estate Capital Ltd.
2.75%, 07/29/24(d)	400	361,156
3.45%, 07/29/26(d)	200	170,506
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	800	755,456
Power Finance Corp. Ltd.
3.25%, 09/16/24(d)	200	195,340
3.35%, 05/16/31(d)	600	507,024
3.90%, 09/16/29(d)	200	181,192

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Diversified Financial Services (continued)
3.95%, 04/23/30(c)(d)	$600	$540,072
4.50%, 06/18/29(d)	200	188,724
5.25%, 08/10/28(d)	200	201,744
6.15%, 12/06/28(d)	400	421,224
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(d)	855	916,577
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	205	178,155
7.38%, 09/01/25 (Call 09/01/22)(b)(c)	180	178,882
Private Export Funding Corp., Series GG, 2.45%, 07/15/24	200	197,036
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 05/24/23)(b)	195	176,510
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(c)	200	197,446
4.88%, 03/15/27 (Call 09/15/26)	266	259,762
6.63%, 03/15/25 (Call 09/15/24)(c)	405	412,756
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(c)	251	211,696
4.65%, 04/01/30 (Call 01/01/30)	347	354,946
4.95%, 07/15/46	672	672,155
REC Ltd.
2.25%, 09/01/26(d)	600	543,096
2.75%, 01/13/27(d)	200	182,726
3.38%, 07/25/24(d)	400	392,056
4.63%, 03/22/28(d)	600	588,582
5.25%, 11/13/23(d)	400	404,824
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)	685	604,512
3.63%, 03/01/29 (Call 03/09/23)(b)	460	392,941
3.88%, 03/01/31 (Call 03/01/26)(b)(c)	760	626,757
4.00%, 10/15/33 (Call 10/15/27)(b)(c)	490	396,459
Sarana Multi Infrastruktur Persero PT, 2.05%, 05/11/26(d)	200	177,944
Shinhan Card Co. Ltd.
1.38%, 10/19/25(d)	400	366,064
2.50%, 01/27/27(d)	200	185,860
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(d)	400	378,600
SIHC International Capital Ltd., 4.35%, 09/26/23(d)	200	200,864
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	315	276,413
4.20%, 10/29/25 (Call 09/29/25)	315	306,243
Soar Wise Ltd., 1.75%, 03/30/24(d)	400	384,400
Standard Life Aberdeen PLC, 4.25%, 06/30/28(d)	300	278,175
State Elite Global Ltd.
1.50%, 09/29/26(d)	600	557,766
3.55%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(d)	800	798,696
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	175	165,256
4.25%, 07/18/24	431	433,926
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(b)	235	239,996
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%, 01/22/25 (Call 12/22/24)(d)	600	577,668
Sunrise Cayman Ltd., 5.25%, 03/11/24(d)	500	500,430
SURA Asset Management SA, 4.38%, 04/11/27(d)	400	375,064
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(c)	585	462,852
3.70%, 08/04/26 (Call 05/04/26)	265	251,003
3.95%, 12/01/27 (Call 09/01/27)	774	728,558
4.25%, 08/15/24 (Call 05/15/24)(c)	886	886,461
4.38%, 03/19/24 (Call 02/19/24)	755	754,411
	Par
Security	(000)	Value
Diversified Financial Services (continued)
4.50%, 07/23/25 (Call 04/24/25)	$935	$931,260
4.88%, 06/13/25 (Call 05/13/25)	185	184,447
5.15%, 03/19/29 (Call 12/19/28)	480	464,275
TMX Finance LLC/TitleMax Finance Corp., 11.13%,
04/01/23 (Call 08/29/22)(b)	195	192,249
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(c)(d)	400	212,416
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(b)	480	448,416
5.50%, 04/15/29 (Call 03/30/24)(b)	410	351,608
5.75%, 06/15/27 (Call 06/15/24)(b)	295	257,830
USAA Capital Corp.
0.50%, 05/01/24(b)	290	276,811
3.38%, 05/01/25(b)	430	429,931
Vertex Capital Investment Ltd., 4.75%, 04/03/24(d)	400	400,084
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	308	274,527
1.10%, 02/15/31 (Call 11/15/30)	595	497,628
1.90%, 04/15/27 (Call 02/15/27)	838	794,726
2.00%, 08/15/50 (Call 02/15/50)	1,230	865,822
2.05%, 04/15/30 (Call 01/15/30)	562	512,089
2.70%, 04/15/40 (Call 10/15/39)	780	663,998
2.75%, 09/15/27 (Call 06/15/27)	596	585,153
3.15%, 12/14/25 (Call 09/14/25)	1,669	1,670,686
3.65%, 09/15/47 (Call 03/15/47)	698	650,690
4.15%, 12/14/35 (Call 06/14/35)	1,125	1,180,721
4.30%, 12/14/45 (Call 06/14/45)	2,097	2,178,280
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(b)(c)	620	540,485
7.88%, 05/01/27 (Call 04/26/24)(b)	350	322,543
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	667	603,635
2.75%, 03/15/31 (Call 12/15/30)	415	350,418
2.85%, 01/10/25 (Call 12/10/24)	477	464,154
6.20%, 11/17/36	385	405,424
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(b)	177	127,226
Xingsheng BVI Co. Ltd., 1.38%, 08/25/24 (Call 07/25/24)(d)	200	189,668
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(d)	400	360,516
		258,005,803
Electric — 2.2%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(d)	600	543,456
3.40%, 04/29/51 (Call 10/29/50)(d)	600	503,640
3.88%, 05/06/24(d)	200	201,020
4.00%, 10/03/49(d)	200	183,900
4.38%, 04/23/25(d)	800	812,664
4.38%, 06/22/26(d)	600	617,706
4.88%, 04/23/30(d)	600	638,598
6.50%, 10/27/36(b)	380	445,436
Acwa Power Management And Investments One Ltd.,
5.95%, 12/15/39(d)	399	396,553
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(d)	200	155,296
3.95%, 02/12/30(d)	600	486,312
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	600	559,392
Adani Transmission Ltd.
4.00%, 08/03/26(d)	400	380,292
4.25%, 05/21/36(d)	263	218,350

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Electric (continued)
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	$70	$56,233
3.80%, 10/01/47 (Call 04/01/47)	340	285,182
3.95%, 06/01/28 (Call 03/01/28)	55	54,499
4.70%, 05/15/32 (Call 02/15/32)	160	164,218
5.25%, 05/15/52 (Call 11/15/51)	160	169,690
Series G, 4.15%, 05/01/49 (Call 11/01/48)	360	316,436
Series H, 3.45%, 01/15/50 (Call 07/15/49)	452	363,738
Series I, 2.10%, 07/01/30 (Call 04/01/30)	365	312,944
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	105	103,045
3.15%, 09/15/49 (Call 03/15/49)	280	220,464
3.75%, 12/01/47 (Call 06/01/47)	397	342,536
3.80%, 06/15/49 (Call 12/15/48)	120	106,138
4.00%, 12/01/46 (Call 06/01/46)	60	54,535
4.25%, 09/15/48 (Call 03/15/48)	255	238,670
4.50%, 06/15/52 (Call 12/15/51)	465	463,066
Series M, 3.65%, 04/01/50 (Call 10/01/49)	430	374,268
Series N, 2.75%, 08/15/51 (Call 02/15/51)	100	73,517
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(a)(d)	400	364,028
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,170	1,055,890
2.45%, 01/15/31 (Call 10/15/30)(c)	150	126,846
3.30%, 07/15/25 (Call 06/15/25)(b)	822	784,172
3.95%, 07/15/30 (Call 04/15/30)(b)	787	735,900
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(d)	800	664,000
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	208	163,057
3.13%, 07/15/51 (Call 01/15/51)	380	301,796
3.45%, 10/01/49 (Call 04/01/49)	613	509,348
3.75%, 03/01/45 (Call 09/01/44)	691	600,140
3.85%, 12/01/42	139	124,240
4.15%, 08/15/44 (Call 02/15/44)	234	217,671
4.30%, 01/02/46 (Call 07/02/45)	280	262,704
6.00%, 03/01/39	190	214,451
6.13%, 05/15/38	65	74,747
Series 13-A, 3.55%, 12/01/23	60	60,196
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	580	490,912
Series A, 4.30%, 07/15/48 (Call 01/15/48)	423	394,942
Series B, 3.70%, 12/01/47 (Call 06/01/47)	402	349,523
Alexander Funding Trust, 1.84%, 11/15/23(b)	20	19,162
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(d)	598	428,321
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(a)	445	391,662
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	575	544,214
4.25%, 06/15/28 (Call 03/15/28)(b)(c)	413	408,176
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	500	457,950
2.50%, 09/15/24 (Call 08/15/24)	504	489,243
3.50%, 01/15/31 (Call 10/15/30)	368	349,909
3.65%, 02/15/26 (Call 11/15/25)	350	348,061
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	275	233,747
2.90%, 06/15/51 (Call 12/15/50)	103	78,918
3.25%, 03/01/25 (Call 12/01/24)	117	116,740
3.25%, 03/15/50 (Call 09/15/49)	819	672,006
3.70%, 12/01/47 (Call 06/01/47)	272	242,099
4.15%, 03/15/46 (Call 09/15/45)	380	360,054
	Par
Security	(000)	Value
Electric (continued)
4.50%, 03/15/49 (Call 09/15/48)	$205	$204,758
American Electric Power Co. Inc.
2.03%, 03/15/24	380	369,763
2.30%, 03/01/30 (Call 12/01/29)	379	329,605
3.20%, 11/13/27 (Call 08/13/27)	455	439,307
3.25%, 03/01/50 (Call 09/01/49)	295	222,433
3.88%, 02/15/62 (Call 11/15/26)(a)	410	349,062
Series J, 4.30%, 12/01/28 (Call 09/01/28)	730	731,803
Series M, 0.75%, 11/01/23 (Call 08/29/22)	130	125,568
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	30	26,369
5.00%, 09/01/44 (Call 03/01/44)(b)	225	228,494
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	104	103,288
4.40%, 05/15/44 (Call 11/15/43)	310	282,066
4.45%, 06/01/45 (Call 12/01/44)	75	67,814
4.50%, 08/01/32 (Call 05/01/32)	210	211,474
7.00%, 04/01/38	220	264,398
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	270	239,890
Series X, 3.30%, 06/01/27 (Call 03/01/27)	35	34,134
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	75	69,082
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	180	148,657
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	210	176,257
2.60%, 08/15/29 (Call 05/15/29)	554	496,711
2.65%, 09/15/50 (Call 03/15/50)	70	46,482
2.95%, 09/15/27 (Call 06/15/27)	320	303,821
3.15%, 05/15/25 (Call 02/15/25)(c)	230	227,380
3.35%, 05/15/50 (Call 11/15/49)	450	341,613
3.50%, 12/01/49 (Call 06/01/49)	313	242,979
3.75%, 05/15/46 (Call 11/15/45)	115	94,777
4.20%, 08/15/48 (Call 02/15/48)	282	244,401
4.25%, 03/01/49 (Call 09/01/48)	220	193,030
4.35%, 11/15/45 (Call 05/15/45)	343	306,803
4.50%, 04/01/42 (Call 10/01/41)	126	113,454
5.05%, 09/01/41 (Call 03/01/41)	297	287,728
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	215	192,128
4.00%, 10/15/28 (Call 07/15/28)	248	249,530
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(b)(c)	240	237,454
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	588	577,863
3.20%, 04/15/25 (Call 03/15/25)	453	444,447
3.80%, 06/01/29 (Call 03/01/29)	552	528,192
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	145	138,456
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	503	445,180
2.90%, 06/15/50 (Call 12/15/49)	460	352,949
3.20%, 09/15/49 (Call 03/15/49)	381	310,161
3.50%, 08/15/46 (Call 02/15/46)	380	323,711
3.75%, 08/15/47 (Call 02/15/47)	419	372,055
4.25%, 09/15/48 (Call 03/15/48)	35	33,172
4.55%, 06/01/52 (Call 12/01/51)	105	106,891
6.35%, 10/01/36	70	83,735
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	268	236,422
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	677	569,628
2.85%, 05/15/51 (Call 11/15/50)	503	379,785

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Electric (continued)
3.25%, 04/15/28 (Call 01/15/28)	$745	$727,761
3.50%, 02/01/25 (Call 11/01/24)	405	407,637
3.70%, 07/15/30 (Call 04/15/30)	720	716,530
3.75%, 11/15/23 (Call 08/15/23)	567	571,054
3.80%, 07/15/48 (Call 01/15/48)	595	529,247
4.05%, 04/15/25 (Call 03/15/25)(c)	845	864,258
4.25%, 10/15/50 (Call 04/15/50)	596	575,933
4.45%, 01/15/49 (Call 07/15/48)	535	523,695
4.50%, 02/01/45 (Call 08/01/44)	608	595,445
4.60%, 05/01/53 (Call 11/01/52)(b)	325	327,736
5.15%, 11/15/43 (Call 05/15/43)	643	680,879
5.95%, 05/15/37	23	26,188
6.13%, 04/01/36	1,200	1,382,988
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	292	250,416
3.05%, 10/15/29 (Call 07/15/29)	397	353,461
3.88%, 10/15/49 (Call 04/15/49)	266	220,142
4.20%, 09/15/46 (Call 03/15/46)	109	93,714
4.25%, 11/30/23 (Call 08/30/23)	80	80,414
4.35%, 05/01/33 (Call 02/01/33)	310	298,115
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)(c)	500	444,435
4.50%, 02/15/28 (Call 02/15/23)(b)(c)	720	697,896
4.63%, 02/01/29 (Call 02/01/24)(b)	390	350,466
5.00%, 02/01/31 (Call 02/01/26)(b)(c)	527	467,001
5.13%, 03/15/28 (Call 03/15/23)(b)	847	796,273
5.25%, 06/01/26 (Call 06/01/23)(b)(c)	236	236,651
Castle Peak Power Finance Co. Ltd.
2.13%, 03/03/31(d)	400	342,916
3.25%, 07/25/27(d)	200	196,284
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(d)	400	421,820
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	180	160,682
3.60%, 03/01/52 (Call 09/01/51)	45	40,233
3.95%, 03/01/48 (Call 09/01/47)	268	249,607
4.50%, 04/01/44 (Call 10/01/43)	185	186,204
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	65	63,755
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	275	269,866
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	763	602,427
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(c)	55	52,036
Series K2, 6.95%, 03/15/33.	3	3,699
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	63	60,046
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	396	362,692
2.50%, 09/01/24 (Call 08/01/24)	495	479,700
2.65%, 06/01/31 (Call 03/01/31)	225	199,721
2.95%, 03/01/30 (Call 12/01/29)	175	161,161
3.70%, 09/01/49 (Call 03/01/49)	501	419,192
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(d)	200	193,004
4.63%, 02/04/30(d)	600	535,500
CGNPC International Ltd.
2.75%, 07/02/24(d)	400	393,724
3.88%, 09/11/23(d)	600	602,388
Chile Electricity PEC SpA,0.00% 01/25/28(d)(h)	200	136,078
China Clean Energy Development Ltd. 4.00%, 11/05/25 (d)	600	602,172
China Huadian Overseas Development 2018 Ltd.,
3.38%, (Call 06/23/25)(a)(d)(e)	1,000	965,480
	Par
Security	(000)	Value
Electric (continued)
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
1.60%, 01/20/26(d)	$400	$376,720
2.60%, 12/10/24(d)	200	195,510
2.85%, (Call 12/09/23)(a)(d)(e)	800	784,016
3.00%, 12/10/29(d)	200	189,648
3.08%, (Call 12/09/25)(a)(d)(e)	600	569,370
China Southern Power Grid International Finance BVI 2018 Co. Ltd., 4.25%, 09/18/28(d)	800	828,784
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(c)(d)	400	400,576
Chugoku Electric Power Co. Inc. (The)
2.40%, 08/27/24(d)	400	387,644
3.49%, 02/28/24(d)	200	198,630
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 08/29/22)(d)	200	184,498
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)(c)	490	429,705
3.75%, 01/15/32 (Call 01/15/27)(b)	265	225,902
4.75%, 03/15/28 (Call 03/15/23)(b)	436	423,177
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	657	644,392
4.97%, 05/01/46 (Call 11/01/45)	195	185,369
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	560	534,374
4.55%, 11/15/30 (Call 08/15/30)(b)	580	586,780
5.50%, 08/15/24	165	168,915
5.95%, 12/15/36	210	233,801
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25)(a)(d)(e)	200	188,000
CLP Power Hong Kong Financing Ltd.
2.13%, 06/30/30(d)	600	521,184
2.25%, 07/21/31(d)	400	344,264
3.38%, 10/26/27(d)	200	197,164
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	35	33,854
3.45%, 08/15/27 (Call 05/15/27)	161	157,268
3.75%, 12/01/50 (Call 12/01/30)(a)	362	289,984
4.75%, 06/01/50 (Call 03/01/30)(a)	354	327,857
4.88%, 03/01/44 (Call 09/01/43)	102	99,724
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(d)	600	516,276
3.95%, 10/11/27 (Call 07/11/27)(d)	400	378,124
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(d)	350	332,954
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(d)	1,400	1,119,286
3.88%, 07/26/33 (Call 04/26/33)(c)(d)	400	316,816
4.68%, 02/09/51 (Call 08/09/50)(d)	600	427,422
4.75%, 02/23/27(d)	400	388,984
4.88%, 01/15/24(d)	400	400,128
5.75%, 02/14/42(d)	400	339,032
6.13%, 06/16/45(d)	400	354,012
6.26%, 02/15/52(d)	200	169,304
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	552	497,203
2.55%, 06/15/26 (Call 03/15/26)	497	483,392
3.00%, 03/01/50 (Call 09/01/49)	212	170,310
3.15%, 03/15/32 (Call 12/15/31)(c)	240	228,785
3.65%, 06/15/46 (Call 12/15/45)	169	149,710
3.70%, 08/15/28 (Call 05/15/28)	635	636,549

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Electric (continued)
3.70%, 03/01/45 (Call 09/01/44)	$252	$221,306
3.80%, 10/01/42 (Call 04/01/42)	30	27,266
4.00%, 03/01/48 (Call 09/01/47)	395	373,287
4.00%, 03/01/49 (Call 09/01/48)	388	362,761
4.35%, 11/15/45 (Call 05/15/45)	186	179,481
4.60%, 08/15/43 (Call 02/15/43)	215	216,051
4.70%, 01/15/44 (Call 07/15/43)	116	118,257
5.90%, 03/15/36	232	271,164
6.45%, 01/15/38	258	309,763
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	170,046
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	803	726,177
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	175	143,938
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	385	311,511
Series 131, 2.75%, 09/01/51 (Call 03/01/51)(c)	545	408,341
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	282	266,778
4.30%, 04/15/44 (Call 10/15/43)	295	285,879
Series A, 0.75%, 12/01/25 (Call 11/01/25)	410	373,990
Series A, 2.05%, 07/01/31 (Call 04/01/31)(c)	370	325,881
Series A, 3.20%, 03/15/27 (Call 12/15/26)	93	92,253
Series A, 4.15%, 06/01/45 (Call 12/01/44)	91	86,559
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(c)	398	357,332
3.60%, 06/15/61 (Call 12/15/60)	618	519,052
3.70%, 11/15/59 (Call 05/15/59)	207	171,560
3.80%, 05/15/28 (Call 02/15/28)	65	65,406
3.85%, 06/15/46 (Call 12/15/45)	284	250,800
3.95%, 03/01/43 (Call 09/01/42)	625	565,606
4.45%, 03/15/44 (Call 09/15/43)	648	622,378
4.50%, 12/01/45 (Call 06/01/45)	291	278,740
4.50%, 05/15/58 (Call 11/15/57)	421	398,203
4.63%, 12/01/54 (Call 06/01/54)	212	206,026
5.70%, 06/15/40	203	222,553
Series 06-A, 5.85%, 03/15/36(c)	316	353,642
Series 06-B, 6.20%, 06/15/36	375	433,564
Series 07-A, 6.30%, 08/15/37	50	57,875
Series 08-B, 6.75%, 04/01/38	457	546,389
Series 09-C, 5.50%, 12/01/39	135	143,948
Series 12-A, 4.20%, 03/15/42	48	44,170
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	664	580,847
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	45	43,598
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	740	681,015
Series A, 4.13%, 05/15/49 (Call 11/15/48)	430	395,222
Series B, 3.13%, 11/15/27 (Call 08/15/27)	35	34,097
Series C, 3.00%, 12/01/60 (Call 06/01/60)	292	209,382
Series C, 4.00%, 11/15/57 (Call 05/15/57)	535	461,898
Series C, 4.30%, 12/01/56 (Call 06/01/56)	495	455,905
Series D, 4.00%, 12/01/28 (Call 09/01/28)	100	101,736
Series E, 4.65%, 12/01/48 (Call 06/01/48)	650	640,445
Consorcio Transmantaro SA, 4.70%, 04/16/34(c)(d)	600	549,912
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	280	273,165
5.60%, 06/15/42 (Call 12/15/41)	510	507,001
6.25%, 10/01/39	355	378,931
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	525	356,911
2.65%, 08/15/52 (Call 02/15/52)	80	60,108
3.10%, 08/15/50 (Call 02/15/50)	535	435,297
3.25%, 08/15/46 (Call 02/15/46)	80	66,922
3.38%, 08/15/23 (Call 05/15/23)	25	24,989
	Par
Security	(000)	Value
Electric (continued)
3.50%, 08/01/51 (Call 02/01/51)	$223	$195,939
3.75%, 02/15/50 (Call 08/15/49)	255	229,436
3.80%, 11/15/28 (Call 08/15/28)	63	63,083
3.95%, 05/15/43 (Call 11/15/42)	41	38,069
3.95%, 07/15/47 (Call 01/15/47)	425	394,838
4.05%, 05/15/48 (Call 11/15/47)	490	465,779
4.35%, 04/15/49 (Call 10/15/48)	195	192,912
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	476	416,976
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	214	214,959
4.15%, 05/15/45 (Call 11/15/44)	300	278,670
Dominion Energy Inc.
3.07%, 08/15/24(f)	802	790,580
3.90%, 10/01/25 (Call 07/01/25)	357	358,589
4.25%, 06/01/28 (Call 03/01/28)	534	540,189
4.70%, 12/01/44 (Call 06/01/44)	330	318,536
5.75%, 10/01/54 (Call 10/01/24),
(3 mo. LIBOR US + 3.057%)(a)	60	57,252
7.00%, 06/15/38	359	418,447
Series A, 1.45%, 04/15/26 (Call 03/15/26)	383	355,198
Series A, 3.30%, 03/15/25 (Call 02/15/25)	135	133,985
Series A, 4.60%, 03/15/49 (Call 09/15/48)(c)	300	291,660
Series B, 3.30%, 04/15/41 (Call 10/15/40)	475	394,383
Series B, 3.60%, 03/15/27 (Call 01/15/27)	382	377,802
Series B, 5.95%, 06/15/35	235	260,874
Series C, 2.25%, 08/15/31 (Call 05/15/31)	325	280,592
Series C, 3.38%, 04/01/30 (Call 01/01/30)	969	920,560
Series C, 4.05%, 09/15/42 (Call 03/15/42)	481	428,340
Series C, 4.90%, 08/01/41 (Call 02/01/41)	310	310,840
Series D, 2.85%, 08/15/26 (Call 05/15/26)	919	885,153
Series E, 6.30%, 03/15/33	198	225,265
Series F, 5.25%, 08/01/33	415	439,995
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	119	117,633
5.10%, 06/01/65 (Call 12/01/64)	210	221,067
5.30%, 05/15/33	120	133,259
5.45%, 02/01/41 (Call 08/01/40)	165	178,617
6.05%, 01/15/38	129	147,448
6.63%, 02/01/32	266	320,171
Series A, 2.30%, 12/01/31 (Call 09/01/31)	160	141,846
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	227	220,077
4.35%, 04/15/29 (Call 01/15/29)	252	233,118
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/23)(b)	300	297,339
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	351	317,985
2.95%, 03/01/50 (Call 09/01/49)	352	281,702
3.38%, 03/01/25 (Call 12/01/24)	214	214,171
3.65%, 03/15/24 (Call 12/15/23)	260	261,940
3.70%, 03/15/45 (Call 09/15/44)	390	349,144
3.70%, 06/01/46 (Call 12/01/45)	276	247,975
3.75%, 08/15/47 (Call 02/15/47)	285	257,375
3.95%, 03/01/49 (Call 09/01/48)	277	258,898
4.30%, 07/01/44 (Call 01/01/44)	115	111,138
Series A, 1.90%, 04/01/28 (Call 02/01/28)	470	430,379
Series A, 3.00%, 03/01/32 (Call 12/01/31)	373	351,899
Series A, 4.00%, 04/01/43 (Call 10/01/42)	91	85,082
Series A, 4.05%, 05/15/48 (Call 11/15/47)	413	394,295
Series B, 3.25%, 04/01/51 (Call 10/01/50)	350	294,101

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Electric (continued)
Series B, 3.65%, 03/01/52 (Call 09/01/51)	$188	$169,606
Series C, 2.63%, 03/01/31 (Call 12/01/30)	218	201,216
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	298	286,473
2.95%, 03/01/30 (Call 12/01/29)	190	173,481
Series C, 2.53%, 10/01/24(f)	437	424,602
Series C, 3.40%, 06/15/29 (Call 03/15/29)	261	246,551
Series F, 1.05%, 06/01/25 (Call 05/01/25)	737	685,093
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	660	607,081
2.45%, 02/01/30 (Call 11/01/29)	435	399,356
2.55%, 04/15/31 (Call 01/15/31)	425	387,243
2.85%, 03/15/32 (Call 12/15/31)	625	579,587
2.95%, 12/01/26 (Call 09/01/26)	608	598,533
3.20%, 08/15/49 (Call 02/15/49)	200	164,342
3.45%, 04/15/51 (Call 10/15/50)	425	362,121
3.55%, 03/15/52 (Call 09/15/51)	333	289,683
3.70%, 12/01/47 (Call 06/01/47)	433	381,915
3.75%, 06/01/45 (Call 12/01/44)	416	368,127
3.88%, 03/15/46 (Call 09/15/45)	429	386,512
3.95%, 11/15/28 (Call 08/15/28)	490	499,971
3.95%, 03/15/48 (Call 09/15/47)	263	240,232
4.00%, 09/30/42 (Call 03/30/42)	400	373,916
4.25%, 12/15/41 (Call 06/15/41)	162	156,946
5.30%, 02/15/40	408	445,703
6.00%, 01/15/38	155	177,610
6.05%, 04/15/38	382	438,173
6.10%, 06/01/37	224	252,251
6.45%, 10/15/32	245	283,881
Series A, 6.00%, 12/01/28	245	271,377
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	525	484,039
2.45%, 06/01/30 (Call 03/01/30)	247	217,898
2.55%, 06/15/31 (Call 03/15/31)	445	389,887
2.65%, 09/01/26 (Call 06/01/26)	400	383,436
3.15%, 08/15/27 (Call 05/15/27)	462	447,493
3.25%, 01/15/82 (Call 10/15/26)(a)	440	347,292
3.30%, 06/15/41 (Call 12/15/40)(c)	613	500,729
3.40%, 06/15/29 (Call 03/15/29)(c)	85	81,151
3.50%, 06/15/51 (Call 12/15/50)	648	517,972
3.75%, 04/15/24 (Call 01/15/24)	1,015	1,018,806
3.75%, 09/01/46 (Call 03/01/46)	1,136	954,263
3.95%, 10/15/23 (Call 07/15/23)	251	252,047
3.95%, 08/15/47 (Call 02/15/47)	361	309,428
4.20%, 06/15/49 (Call 12/15/48)	362	321,105
4.80%, 12/15/45 (Call 06/15/45)	571	557,844
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	680	585,181
2.40%, 12/15/31 (Call 09/15/31)	780	695,448
2.50%, 12/01/29 (Call 09/01/29)	300	276,270
3.00%, 12/15/51 (Call 06/15/51)	490	385,160
3.20%, 01/15/27 (Call 10/15/26)	270	268,226
3.40%, 10/01/46 (Call 04/01/46)	125	103,641
3.80%, 07/15/28 (Call 04/15/28)	293	296,112
3.85%, 11/15/42 (Call 05/15/42)	230	208,168
4.20%, 07/15/48 (Call 01/15/48)	423	398,889
5.65%, 04/01/40	330	363,426
6.35%, 09/15/37	378	446,785
6.40%, 06/15/38	546	660,190

	Par
Security	(000)	Value
Electric (continued)
Duke Energy Florida Project Finance LLC, Series 2026,
2.54%, 09/01/31	$229	$217,103
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	325	241,872
3.75%, 05/15/46 (Call 11/15/45)	238	206,341
6.12%, 10/15/35	11	12,521
6.35%, 08/15/38	320	373,488
6.45%, 04/01/39	95	111,301
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	155	155,432
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	306	247,300
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	558	486,531
3.65%, 02/01/29 (Call 11/01/28)	543	532,732
3.70%, 06/15/46 (Call 12/15/45)	30	26,004
3.80%, 09/01/23 (Call 06/01/23)	75	75,286
4.30%, 02/01/49 (Call 08/01/48)	415	393,005
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	155	134,376
2.50%, 08/15/50 (Call 02/15/50)	610	438,218
2.90%, 08/15/51 (Call 02/15/51)	100	77,272
3.25%, 08/15/25 (Call 05/15/25)	205	205,834
3.40%, 04/01/32 (Call 01/01/32)	300	290,991
3.45%, 03/15/29 (Call 12/15/28)	410	402,304
3.60%, 09/15/47 (Call 03/15/47)	542	473,410
3.70%, 09/01/28 (Call 06/01/28)	45	45,203
3.70%, 10/15/46 (Call 04/15/46)	563	487,361
4.00%, 04/01/52 (Call 10/01/51)	180	169,150
4.10%, 05/15/42 (Call 11/15/41)	163	153,471
4.10%, 03/15/43 (Call 09/15/42)	215	201,840
4.15%, 12/01/44 (Call 06/01/44)	210	197,371
4.20%, 08/15/45 (Call 02/15/45)	264	249,876
4.38%, 03/30/44 (Call 09/30/43)	76	74,033
6.30%, 04/01/38	30	35,332
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	165	139,682
2.78%, 01/07/32 (Call 10/07/31)(b)(c)	135	114,263
3.62%, 08/01/27 (Call 05/01/27)(b)	123	116,410
E.ON International Finance BV, 6.65%, 04/30/38(b)(c)	355	389,481
Edison International
3.55%, 11/15/24 (Call 10/15/24)	840	829,996
4.13%, 03/15/28 (Call 12/15/27)	205	196,911
4.95%, 04/15/25 (Call 03/15/25)(c)	641	651,480
5.75%, 06/15/27 (Call 04/15/27)	227	235,433
EDP Finance BV
1.71%, 01/24/28(b)	310	268,879
3.63%, 07/15/24(b)	514	509,621
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	117	112,240
6.00%, 05/15/35	485	524,498
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)(c)	1,045	1,041,144
4.50%, 09/21/28 (Call 06/21/28)(b)(c)	1,215	1,219,192
4.50%, 12/04/69(d)	800	665,624
4.75%, 10/13/35 (Call 04/13/35)(b)	490	472,198
4.88%, 09/21/38 (Call 03/21/38)(b)	355	327,495
4.88%, 01/22/44(b)	595	534,346
4.95%, 10/13/45 (Call 04/13/45)(b)	1,108	1,005,211
5.00%, 09/21/48 (Call 03/21/48)(b)	601	551,135
5.25%, 10/13/55 (Call 04/13/55)(b)	250	230,920
5.60%, 01/27/40(b)	655	646,184

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.00%, 01/22/2114(b)	$432	$429,097
6.95%, 01/26/39(b)	689	775,662
Emera U.S. Finance LP
0.83%, 06/15/24	400	375,816
2.64%, 06/15/31 (Call 03/15/31)	520	446,737
3.55%, 06/15/26 (Call 03/15/26)	830	805,830
4.75%, 06/15/46 (Call 12/15/45)	767	710,188
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	200	184,230
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(c)(d)	200	165,144
Empresas Publicas de Medellin ESP
4.25%, 07/18/29 (Call 04/18/29)(d)	400	316,640
4.38%, 02/15/31 (Call 11/15/30)(d)	400	303,656
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	987	962,740
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	772	739,877
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	673	596,769
1.88%, 07/12/28 (Call 05/12/28)(b)	515	435,134
2.25%, 07/12/31 (Call 04/12/31)(b)(c)	545	431,635
2.65%, 09/10/24(b)(c)	970	939,571
2.88%, 07/12/41 (Call 01/12/41)(b)	735	493,832
3.50%, 04/06/28(b)(c)	1,070	991,986
3.63%, 05/25/27(b)	300	285,459
4.25%, 06/15/25(b)	500	496,505
4.63%, 06/15/27 (Call 05/15/27)(b)(c)	500	495,755
4.75%, 05/25/47(b)(c)	741	642,958
5.00%, 06/15/32 (Call 03/15/32)(b)(c)	550	539,627
5.50%, 06/15/52 (Call 12/15/51)(b)(c)	520	499,455
6.00%, 10/07/39(b)	1,110	1,108,180
6.80%, 09/15/37(b)(c)	575	642,821
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	532	526,893
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)(c)	485	328,694
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(d)	400	329,696
4.50%, 01/29/25(d)	200	194,828
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	287	208,345
3.35%, 06/15/52 (Call 12/15/51)	395	324,350
3.50%, 04/01/26 (Call 01/01/26)	319	319,660
3.70%, 06/01/24 (Call 03/01/24)(c)	100	100,475
4.00%, 06/01/28 (Call 03/01/28)(c)	405	402,926
4.20%, 04/01/49 (Call 10/01/48)	360	345,067
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	560	510,602
1.90%, 06/15/28 (Call 04/15/28)	590	524,941
2.40%, 06/15/31 (Call 03/05/31)	620	523,646
2.80%, 06/15/30 (Call 03/15/30)	512	453,125
2.95%, 09/01/26 (Call 06/01/26)	655	629,704
3.75%, 06/15/50 (Call 12/15/49)(c)	190	156,260
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	440	365,042
2.35%, 06/15/32 (Call 03/15/32)(c)	230	199,932
2.40%, 10/01/26 (Call 07/01/26)	300	285,294
2.90%, 03/15/51 (Call 09/15/50)	374	283,421
3.05%, 06/01/31 (Call 03/01/31)	488	454,245
3.12%, 09/01/27 (Call 06/01/27)	185	179,922
3.25%, 04/01/28 (Call 01/01/28)	498	479,484
4.00%, 03/15/33 (Call 12/15/32)	695	689,607
Security	Par (000)	Value

Electric (continued)
4.20%, 09/01/48 (Call 03/01/48)	$601	$571,070
4.20%, 04/01/50 (Call 10/01/49)	285	267,307
4.95%, 01/15/45 (Call 01/15/25)	135	131,138
5.40%, 11/01/24	50	51,783
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	150	141,287
3.50%, 06/01/51 (Call 12/01/50)	70	58,707
3.85%, 06/01/49 (Call 12/01/48)	325	285,152
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	124	103,980
3.55%, 09/30/49 (Call 03/30/49)	420	348,155
4.00%, 03/30/29 (Call 12/30/28)	326	325,700
4.50%, 03/30/39 (Call 09/30/38)	310	297,522
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(d)	1,040	988,832
6.75%, 08/06/23(d)	600	596,664
7.13%, 02/11/25(d)	600	560,904
8.45%, 08/10/28(d)	200	177,926
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	661	641,441
2.90%, 09/15/29 (Call 06/15/29)	520	471,219
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	10	9,622
3.10%, 04/01/27 (Call 01/01/27)	215	210,382
3.25%, 09/01/49 (Call 03/01/49)	129	104,124
3.45%, 04/15/50 (Call 10/15/49)	150	125,420
4.10%, 04/01/43 (Call 10/01/42)	174	159,382
4.13%, 03/01/42 (Call 09/01/41)	33	30,722
4.25%, 12/01/45 (Call 06/01/45)	358	329,571
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)(c)	150	150,663
4.20%, 06/15/47 (Call 12/15/46)	291	270,752
4.20%, 03/15/48 (Call 09/15/47)	120	111,608
5.30%, 10/01/41 (Call 04/01/41)	275	291,255
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	642	591,930
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	30	26,679
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	425	374,561
2.90%, 03/01/27 (Call 02/01/27)	300	288,573
3.38%, 03/01/32 (Call 12/01/31)	300	281,283
3.45%, 01/15/50 (Call 07/15/49)	581	477,803
4.20%, 06/27/24	270	273,008
4.60%, 07/01/27 (Call 06/01/27)	220	226,906
Series H, 3.15%, 01/15/25 (Call 10/15/24)	405	398,953
Series L, 2.90%, 10/01/24 (Call 08/01/24)	595	584,111
Series M, 3.30%, 01/15/28 (Call 10/15/27)	192	185,038
Series N, 3.80%, 12/01/23 (Call 11/01/23)	478	479,439
Series O, 4.25%, 04/01/29 (Call 01/01/29)(c)	345	346,559
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	605	552,601
Series R, 1.65%, 08/15/30 (Call 05/15/30)	745	618,104
Series U, 1.40%, 08/15/26 (Call 07/15/26)	400	362,572
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(b)	150	143,798
3.40%, 04/15/26 (Call 01/15/26)	634	628,351
3.95%, 06/15/25 (Call 03/15/25)	422	424,600
4.05%, 04/15/30 (Call 01/15/30)	870	867,373
4.10%, 03/15/52 (Call 09/15/51)(b)	345	312,360
4.45%, 04/15/46 (Call 10/15/45)	900	848,727
4.70%, 04/15/50 (Call 10/15/49)	400	393,312
4.95%, 06/15/35 (Call 12/15/34)	226	230,493

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.10%, 06/15/45 (Call 12/15/44)	$224	$231,446
5.63%, 06/15/35	75	82,102
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	380	383,200
FEL Energy VI Sarl, 5.75%, 12/01/40(d)	565	408,789
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)(c)	230	216,653
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(c)	175	164,278
2.65%, 03/01/30 (Call 12/01/29)	357	313,789
Series A, 1.60%, 01/15/26 (Call 12/15/25)(c)	191	174,742
Series B, 2.25%, 09/01/30 (Call 06/01/30)	285	241,831
Series B, 4.40%, 07/15/27 (Call 04/15/27)	889	871,202
Series C, 3.40%, 03/01/50 (Call 09/01/49)	505	377,806
Series C, 5.35%, 07/15/47 (Call 01/15/47)	414	368,998
Series C, 7.38%, 11/15/31(c)	543	633,431
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	310	273,082
4.35%, 01/15/25 (Call 10/15/24)(b)	401	398,393
4.55%, 04/01/49 (Call 10/01/48)(b)	273	248,506
5.45%, 07/15/44 (Call 01/15/44)(b)	245	248,557
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	248	227,111
2.85%, 04/01/25 (Call 03/01/25)	1,260	1,254,708
2.88%, 12/04/51 (Call 06/04/51)	503	398,975
3.13%, 12/01/25 (Call 06/01/25)	920	921,638
3.15%, 10/01/49 (Call 04/01/49)	439	367,627
3.25%, 06/01/24 (Call 12/01/23)	265	265,604
3.70%, 12/01/47 (Call 06/01/47)	642	586,717
3.80%, 12/15/42 (Call 06/15/42)	30	28,059
3.95%, 03/01/48 (Call 09/01/47)	832	792,380
3.99%, 03/01/49 (Call 09/01/48)	595	569,064
4.05%, 06/01/42 (Call 12/01/41)	275	264,699
4.05%, 10/01/44 (Call 04/01/44)	108	103,701
4.13%, 02/01/42 (Call 08/01/41)	254	248,392
4.13%, 06/01/48 (Call 12/01/47)	328	320,135
4.95%, 06/01/35	643	695,700
5.63%, 04/01/34	260	299,065
5.65%, 02/01/37	125	141,848
5.69%, 03/01/40	130	148,447
5.95%, 02/01/38	394	455,543
5.96%, 04/01/39	389	449,042
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	609	581,364
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	20	19,758
3.25%, 03/30/27 (Call 12/30/26)	13	12,609
4.30%, 03/15/42	1,006	927,230
4.30%, 03/15/43	330	300,531
4.70%, 05/15/32 (Call 02/15/32)	403	418,846
5.13%, 05/15/52 (Call 11/15/51)	403	424,077
Series 10-C, 4.75%, 09/01/40	265	249,588
Series A, 2.20%, 09/15/24 (Call 08/15/24)	350	340,357
Series A, 3.25%, 03/15/51 (Call 09/15/50)	93	72,374
Series B, 2.65%, 09/15/29 (Call 06/15/29)(c)	295	267,777
Series B, 3.70%, 01/30/50 (Call 07/30/49)	578	477,763
Great River Energy, 6.25%, 07/01/38(b)	177	192,081
Guacolda Energia SA, 4.56%, 04/30/25 (Call 01/30/25)(d)	200	68,030
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	720	710,942
Security	Par (000)	Value

Electric (continued)
Hengjian International Investment Ltd., 1.88%, 06/23/25(d)	$200	$186,898
Hero Asia Investment Ltd., 1.50%, 11/18/23(d)	400	387,884
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(d)	600	504,642
2.25%, 06/09/30 (Call 12/09/29)(d)	400	347,912
2.88%, 05/03/26(d)	200	195,296
Iberdrola International BV, 6.75%, 07/15/36	387	452,701
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	465	432,310
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	305	241,401
3.85%, 05/15/28 (Call 02/15/28)(c)	231	230,961
4.25%, 08/15/48 (Call 02/15/48)	341	310,876
6.05%, 03/15/37	25	28,715
Series K, 4.55%, 03/15/46 (Call 09/15/45)	381	361,260
Series L, 3.75%, 07/01/47 (Call 01/01/47)	69	58,783
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(b)(c)	190	174,504
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(d)	600	434,220
4.88%, 01/14/48(d)	210	151,515
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(d)	400	366,452
Instituto Costarricense de Electricidad, 6.38%, 05/15/43(d)	200	137,530
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(d)	600	507,732
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	365	320,488
3.10%, 11/30/51 (Call 05/30/51)	255	194,004
3.25%, 12/01/24 (Call 09/01/24)	204	202,358
3.50%, 09/30/49 (Call 03/30/49)	225	185,618
3.60%, 04/01/29 (Call 01/01/29)	30	29,292
3.70%, 09/15/46 (Call 03/15/46)	140	118,518
4.10%, 09/26/28 (Call 06/26/28)	260	262,449
6.25%, 07/15/39	240	271,550
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	225	223,133
4.25%, 05/01/30 (Call 02/01/30)	257	244,723
Israel Electric Corp. Ltd.
3.75%, 02/22/32(b)(d)	200	184,944
4.25%, 08/14/28(b)(d)	600	594,072
Series 6, 5.00%, 11/12/24(b)(d)	850	862,010
ITC Holdings Corp.
2.95%, 05/14/30 (Call 04/14/30)(b)	45	40,655
3.25%, 06/30/26 (Call 03/30/26)	193	187,837
3.35%, 11/15/27 (Call 08/15/27)	453	438,939
3.65%, 06/15/24 (Call 03/15/24)	220	218,379
5.30%, 07/01/43 (Call 01/01/43)	280	287,146
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(b)	570	502,888
4.30%, 01/15/26 (Call 10/15/25)(b)	180	180,374
4.70%, 04/01/24 (Call 01/01/24)(b)	45	45,176
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	24	25,020
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(d)	368	317,172
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(d)	223	204,415
4.88%, 05/24/26 (Call 02/24/26)(d)	200	193,272
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)(c)	472	386,200

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.38%, 10/01/45 (Call 04/01/45)	$484	$460,933
5.13%, 11/01/40 (Call 05/01/40)	573	597,461
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(d)	600	568,146
Korea Electric Power Corp.
1.13%, 06/15/25(d)	200	185,892
2.50%, 06/24/24(d)	375	368,760
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	400	364,564
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	400	364,940
Lamar Funding Ltd., 3.96%, 05/07/25(d)	575	552,489
Lea Power Partners LLC, 6.60%, 06/15/33(b)	59	68,560
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	225	188,001
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	288	245,028
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(d)	400	351,876
LLPL Capital Pte Ltd., 6.88%, 02/04/39(d)	523	492,706
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	130	120,868
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	88	87,417
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(b)	70	57,118
4.00%, 08/15/46 (Call 02/15/46)(b)	187	158,604
5.90%, 11/15/39(b)	220	235,715
Mazoon Assets Co. SAOC, 5.20%, 11/08/27(d)	400	392,252
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	125	125,330
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(c)(d)	283	265,740
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	210	159,711
3.10%, 05/01/27 (Call 02/01/27)	275	270,834
3.15%, 04/15/50 (Call 10/15/49)	263	215,713
3.50%, 10/15/24 (Call 07/15/24)	195	196,494
3.65%, 04/15/29 (Call 01/15/29)	761	761,731
3.65%, 08/01/48 (Call 02/01/48)	380	337,596
3.95%, 08/01/47 (Call 02/01/47)	433	400,988
4.25%, 05/01/46 (Call 11/01/45)	350	336,280
4.25%, 07/15/49 (Call 01/15/49)	492	478,052
4.40%, 10/15/44 (Call 04/15/44)	400	395,408
4.80%, 09/15/43 (Call 03/15/43)(c)	295	303,818
5.75%, 11/01/35	53	60,902
5.80%, 10/15/36	93	107,691
6.75%, 12/30/31	202	245,555
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	417	416,971
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(c)	120	116,349
Minejesa Capital BV
4.63%, 08/10/30(d)	800	729,752
5.63%, 08/10/37(d)	400	324,848
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	325	323,645
Series 12-A, 4.25%, 03/15/42	46	41,942
Series B, 3.10%, 07/30/51 (Call 01/30/51)	158	116,563
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)	250	201,700
Monongahela Power Co.
4.10%, 04/15/24 (Call 01/15/24)(b)	13	13,013
5.40%, 12/15/43 (Call 06/15/43)(b)	200	207,030
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)(c)	610	587,155
Security	Par (000)	Value

Electric (continued)
3.92%, 08/01/28 (Call 05/01/28)(b)	$150	$147,564
5.64%, 03/15/40(b)	110	118,551
National Central Cooling Co. PJSC, 2.50%, 10/21/27(d)	300	273,009
National Grid USA, 5.80%, 04/01/35	73	79,418
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	525	481,698
1.35%, 03/15/31 (Call 12/15/30)	165	132,257
1.65%, 06/15/31 (Call 03/15/31)	235	195,015
1.88%, 02/07/25	253	244,476
2.75%, 04/15/32 (Call 01/15/32)	300	273,222
2.85%, 01/27/25 (Call 10/27/24)	149	147,267
2.95%, 02/07/24 (Call 12/07/23)	213	212,054
3.05%, 04/25/27 (Call 01/25/27)	330	324,265
3.25%, 11/01/25 (Call 08/01/25)	452	448,718
3.40%, 11/15/23 (Call 08/15/23)	1,020	1,020,867
3.40%, 02/07/28 (Call 11/07/27)	529	521,007
3.45%, 06/15/25	160	160,210
3.70%, 03/15/29 (Call 12/15/28)	165	161,033
3.90%, 11/01/28 (Call 08/01/28)	195	195,449
4.02%, 11/01/32 (Call 05/01/32)	619	616,908
4.30%, 03/15/49 (Call 09/15/48)	396	374,442
4.40%, 11/01/48 (Call 05/01/48)	285	272,298
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)	256	237,553
Series C, 8.00%, 03/01/32	125	160,365
Series D, 1.00%, 10/18/24	173	164,023
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	655	648,777
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	660	594,713
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	275	211,868
Series N, 6.65%, 04/01/36	88	106,027
Series R, 6.75%, 07/01/37	379	457,089
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	147	101,839
3.80%, 12/05/47 (Call 06/05/47)(b)	938	805,395
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)	335	286,552
3.25%, 12/01/26 (Call 09/01/26)(b)	70	68,758
3.30%, 09/15/49 (Call 03/15/49)(b)(c)	353	276,265
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	528	488,785
1.90%, 06/15/28 (Call 04/15/28)	547	491,321
2.25%, 06/01/30 (Call 03/01/30)	2,102	1,850,012
2.44%, 01/15/32 (Call 10/15/31)	248	216,715
2.75%, 11/01/29 (Call 08/01/29)	907	836,481
3.00%, 01/15/52 (Call 07/15/51)(c)	275	207,677
3.50%, 04/01/29 (Call 01/01/29)	545	525,565
3.55%, 05/01/27 (Call 02/01/27)	668	662,369
4.20%, 06/20/24	450	456,714
4.45%, 06/20/25	450	461,929
4.63%, 07/15/27 (Call 06/15/27)	900	932,670
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	475	405,479
5.00%, 07/15/32 (Call 04/15/32)	605	647,780
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)(c)	26	23,855
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	326	322,280
4.25%, 07/15/24 (Call 04/15/24)(b)	294	291,136
4.50%, 09/15/27 (Call 06/15/27)(b)	390	385,468

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)(c)	$288	$245,292
3.03%, 06/27/50 (Call 12/27/49)(b)	172	119,475
3.51%, 10/01/24 (Call 07/01/24)(b)(c)	50	48,995
4.28%, 12/15/28 (Call 09/15/28)(b)	165	164,898
4.28%, 10/01/34 (Call 04/01/34)(b)	236	232,554
Niagara Mohawk Power Corp., 2.76%, 01/10/32 (Call 10/10/31)(b)	200	176,334
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)	225	203,738
2.60%, 06/01/51 (Call 12/01/50)	770	579,248
2.90%, 03/01/50 (Call 09/01/49)	299	236,928
3.20%, 04/01/52 (Call 10/01/51)	243	201,666
3.40%, 08/15/42 (Call 02/15/42)(c)	410	360,771
3.60%, 05/15/46 (Call 11/15/45)	285	251,287
3.60%, 09/15/47 (Call 03/15/47)	161	141,622
4.00%, 08/15/45 (Call 02/15/45)	315	292,411
4.13%, 05/15/44 (Call 11/15/43)	320	309,098
4.50%, 06/01/52 (Call 12/01/51)	155	160,220
5.35%, 11/01/39	219	244,818
6.20%, 07/01/37	213	257,858
6.25%, 06/01/36	120	144,227
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	450	409,068
NPC Ukrenergo, 6.88%, 11/09/26(d)	400	72,000
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	560	512,501
2.45%, 12/02/27 (Call 10/02/27)(b)(c)	665	584,515
3.38%, 02/15/29 (Call 02/15/24)(b)	305	263,535
3.63%, 02/15/31 (Call 02/15/26)(b)	640	542,637
3.75%, 06/15/24 (Call 05/15/24)(b)	493	482,351
3.88%, 02/15/32 (Call 02/15/27)(b)(c)	701	597,666
4.45%, 06/15/29 (Call 03/15/29)(b)	449	412,276
5.25%, 06/15/29 (Call 06/15/24)(b)(c)	435	408,369
5.75%, 01/15/28 (Call 01/15/23)(c)	486	468,091
6.63%, 01/15/27 (Call 07/15/23)(c)	223	226,492
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	245	195,022
3.20%, 05/15/27 (Call 02/15/27)	429	423,680
3.25%, 05/15/29 (Call 02/15/29)	275	267,666
3.95%, 04/01/30 (Call 01/01/30)	68	68,694
4.40%, 03/01/44 (Call 09/01/43)	80	78,136
4.55%, 06/01/52 (Call 12/01/51)	240	245,894
5.50%, 03/15/40	85	93,316
NTPC Ltd.
3.75%, 04/03/24(d)	400	396,868
4.38%, 11/26/24(d)	200	200,288
4.50%, 03/19/28(d)	400	398,088
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	255	207,323
4.50%, 04/01/47 (Call 10/01/46)(b)	320	285,565
5.05%, 10/01/48 (Call 04/01/48)	431	409,553
5.25%, 09/01/50	28	27,079
5.38%, 11/01/40	115	117,594
5.95%, 11/01/39	480	513,370
6.19%, 01/01/31(b)	545	575,231
Ohio Edison Co., 6.88%, 07/15/36	307	371,028
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	372	328,893
4.15%, 04/01/48 (Call 10/01/47)	5	4,524
Series P, 2.60%, 04/01/30 (Call 01/01/30)	482	438,239
Security	Par (000)	Value

Electric (continued)
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	$204	$170,350
Series R, 2.90%, 10/01/51 (Call 04/01/51)	310	234,478
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	25	23,635
3.80%, 08/15/28 (Call 02/15/28)(c)	190	188,562
3.85%, 08/15/47 (Call 02/15/47)	219	191,380
4.15%, 04/01/47 (Call 10/01/46)	418	381,584
OmGrid Funding Ltd., 5.20%, 05/16/27(d)	200	190,954
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	420	383,737
2.70%, 11/15/51 (Call 05/15/51)	483	369,036
2.75%, 06/01/24 (Call 05/01/24)	605	597,425
2.75%, 05/15/30 (Call 02/15/30)	850	802,383
2.95%, 04/01/25 (Call 01/01/25)	158	156,384
3.10%, 09/15/49 (Call 03/15/49)	592	485,404
3.70%, 11/15/28 (Call 08/15/28)	210	210,594
3.70%, 05/15/50 (Call 11/15/49)	325	293,930
3.75%, 04/01/45 (Call 10/01/44)	385	347,901
3.80%, 09/30/47 (Call 03/30/47)	218	199,429
3.80%, 06/01/49 (Call 12/01/48)	343	315,611
4.10%, 11/15/48 (Call 05/15/48)	68	65,148
4.15%, 06/01/32 (Call 03/01/32)(b)	175	182,767
4.55%, 12/01/41 (Call 06/01/41)	95	96,726
4.60%, 06/01/52 (Call 12/01/51)(b)	408	426,287
5.25%, 09/30/40	150	164,547
5.30%, 06/01/42 (Call 12/01/41)	283	310,946
5.35%, 10/01/52 (Call 04/01/52)	255	286,839
5.75%, 03/15/29 (Call 12/15/28)	15	16,628
7.00%, 05/01/32	118	147,493
7.25%, 01/15/33	200	256,470
7.50%, 09/01/38	155	204,837
Oryx Funding Ltd., 5.80%, 02/03/31(d)	400	374,388
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(c)	710	608,406
2.50%, 02/01/31 (Call 11/01/30)	1,580	1,262,673
3.00%, 06/15/28 (Call 04/15/28)	790	693,825
3.15%, 01/01/26	995	928,713
3.25%, 06/01/31 (Call 03/01/31)	738	618,835
3.30%, 03/15/27 (Call 12/15/26)	150	136,508
3.30%, 12/01/27 (Call 09/01/27)	664	592,627
3.30%, 08/01/40 (Call 02/01/40)	1,001	732,482
3.45%, 07/01/25(c)	534	512,090
3.50%, 06/15/25 (Call 03/15/25)	100	95,480
3.50%, 08/01/50 (Call 02/01/50)	1,065	752,327
3.75%, 02/15/24 (Call 11/15/23)(c)	134	131,386
3.75%, 07/01/28	290	262,102
3.75%, 08/15/42 (Call 02/15/42)	315	222,374
3.85%, 11/15/23 (Call 08/15/23)	274	271,353
3.95%, 12/01/47 (Call 06/01/47)	857	620,459
4.00%, 12/01/46 (Call 06/01/46)	205	147,135
4.20%, 03/01/29 (Call 01/01/29)	655	598,146
4.20%, 06/01/41 (Call 12/01/40)	602	460,759
4.25%, 08/01/23 (Call 07/01/23)	1,057	1,053,755
4.25%, 03/15/46 (Call 09/15/45)	583	437,676
4.30%, 03/15/45 (Call 09/15/44)	227	171,058
4.40%, 03/01/32 (Call 12/01/31)	575	516,338
4.45%, 04/15/42 (Call 10/15/41)	173	135,343
4.50%, 07/01/40 (Call 01/01/40)	1,061	866,296
4.55%, 07/01/30 (Call 01/01/30)	445	410,886
4.60%, 06/15/43 (Call 12/15/42)	215	170,011

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.65%, 08/01/28 (Call 05/01/28)	$180	$169,261
4.75%, 02/15/44 (Call 08/15/43)	376	300,507
4.95%, 06/08/25	600	594,834
4.95%, 07/01/50 (Call 01/01/50)	1,307	1,081,229
5.25%, 03/01/52 (Call 09/01/51)	705	605,087
5.45%, 06/15/27 (Call 05/15/27)	910	901,737
5.90%, 06/15/32 (Call 03/15/32)	900	896,967
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	54	49,490
2.90%, 06/15/52 (Call 12/15/51)	225	172,847
3.30%, 03/15/51 (Call 09/15/50)	573	473,722
3.50%, 06/15/29 (Call 03/15/29)(c)	620	607,321
4.10%, 02/01/42 (Call 08/01/41)	205	189,143
4.13%, 01/15/49 (Call 07/15/48)	433	408,284
4.15%, 02/15/50 (Call 08/15/49)(c)	386	364,515
5.25%, 06/15/35	85	89,930
5.75%, 04/01/37	150	165,552
6.00%, 01/15/39	475	537,329
6.10%, 08/01/36	65	73,613
6.25%, 10/15/37	452	523,185
6.35%, 07/15/38	34	39,704
PacifiCorp., 7.70%, 11/15/31(c)	175	219,455
Pampa Energia SA, 7.50%, 01/24/27 (Call 08/29/22)(d)	300	243,615
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)(c)	395	364,257
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	220	168,612
2.85%, 09/15/51 (Call 03/15/51)	165	127,433
3.00%, 09/15/49 (Call 03/15/49)	264	210,326
3.05%, 03/15/51 (Call 09/15/50)	155	125,156
3.15%, 10/15/25 (Call 07/15/25)	200	198,838
3.70%, 09/15/47 (Call 03/15/47)	100	90,090
3.90%, 03/01/48 (Call 09/01/47)	320	296,867
4.60%, 05/15/52 (Call 11/15/51)(c)	180	187,947
5.95%, 10/01/36	143	165,684
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	173	163,727
3.60%, 06/01/29 (Call 03/01/29)(b)	403	388,407
Perusahaan Listrik Negara PT
3.88%, 07/17/29(d)	400	369,100
4.13%, 05/15/27(c)(d)	1,011	982,308
4.88%, 07/17/49(d)	400	332,212
5.25%, 05/15/47(d)	200	173,108
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(c)(d)	600	509,808
3.38%, 02/05/30(d)	600	525,402
4.00%, 06/30/50 (Call 12/30/49)(c)(d)	600	456,984
4.38%, 02/05/50(c)(d)	200	157,906
5.25%, 10/24/42(d)	200	181,372
5.38%, 01/25/29(d)	200	202,546
5.45%, 05/21/28(d)	200	204,212
6.15%, 05/21/48(d)	800	772,536
6.25%, 01/25/49(d)	400	390,160
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	590	538,363
5.25%, 07/01/30 (Call 06/15/25)(c)	585	526,518
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)(c)	405	346,814
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	95	87,853
Security	Par (000)	Value

Electric (continued)
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	$200	$200,522
4.15%, 03/15/43 (Call 09/15/42)	368	348,375
6.50%, 11/15/37	230	280,984
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	408	395,103
4.13%, 04/15/30 (Call 01/15/30)	25	24,637
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	165	130,449
3.95%, 06/01/47 (Call 12/01/46)	455	418,277
4.13%, 06/15/44 (Call 12/15/43)	358	334,010
4.15%, 10/01/45 (Call 04/01/45)	160	148,723
4.15%, 06/15/48 (Call 12/15/47)	215	203,863
4.75%, 07/15/43 (Call 01/15/43)	110	111,869
6.25%, 05/15/39	85	99,164
Progress Energy Inc.
6.00%, 12/01/39	235	256,218
7.00%, 10/30/31	100	115,882
7.75%, 03/01/31	256	308,611
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	10	8,687
3.60%, 09/15/42 (Call 03/15/42)	215	190,707
3.70%, 06/15/28 (Call 12/15/27)	275	276,515
3.80%, 06/15/47 (Call 12/15/46)	384	346,076
4.05%, 09/15/49 (Call 03/15/49)	323	298,413
4.10%, 06/01/32 (Call 12/01/31)(c)	180	185,594
4.10%, 06/15/48 (Call 12/15/47)	95	90,043
4.30%, 03/15/44 (Call 09/15/43)	531	505,777
4.50%, 06/01/52 (Call 12/01/51)	180	182,846
6.50%, 08/01/38	70	84,417
Series 17, 6.25%, 09/01/37	178	215,853
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	203	166,943
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	515	449,420
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	430	323,820
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	100	100,350
3.60%, 07/01/49 (Call 01/01/49)	359	315,374
Series V, 2.20%, 06/15/31 (Call 03/15/31)	160	141,517
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	300	259,245
Series K, 3.15%, 08/15/51 (Call 02/15/51)	105	80,380
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)(c)	430	375,411
2.05%, 08/01/50 (Call 02/01/50)	143	93,761
2.25%, 09/15/26 (Call 06/15/26)	460	439,981
2.45%, 01/15/30 (Call 10/15/29)	565	521,450
2.70%, 05/01/50 (Call 11/01/49)	352	264,567
3.00%, 05/15/25 (Call 02/15/25)	14	13,851
3.00%, 05/15/27 (Call 02/15/27)	125	123,010
3.15%, 01/01/50 (Call 07/01/49)	406	328,247
3.20%, 05/15/29 (Call 02/15/29)	224	218,160
3.20%, 08/01/49 (Call 02/01/49)(c)	450	371,650
3.25%, 09/01/23 (Call 08/01/23)	87	86,970
3.60%, 12/01/47 (Call 06/01/47)	310	270,181
3.65%, 09/01/28 (Call 06/01/28)(c)	550	549,637
3.65%, 09/01/42 (Call 03/01/42)	58	51,970
3.70%, 05/01/28 (Call 02/01/28)	180	181,064
3.80%, 01/01/43 (Call 07/01/42)	75	68,340
3.80%, 03/01/46 (Call 09/01/45)	663	602,382
3.85%, 05/01/49 (Call 11/01/48)	468	428,056

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 05/01/42 (Call 11/01/41)	$150	$141,480
4.05%, 05/01/48 (Call 11/01/47)	90	84,778
5.50%, 03/01/40	205	228,013
5.80%, 05/01/37	195	227,450
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	385	351,809
0.84%, 11/08/23 (Call 08/29/22)	1,350	1,304,383
1.60%, 08/15/30 (Call 05/15/30)	195	161,446
2.88%, 06/15/24 (Call 05/15/24)	343	338,407
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	435	390,774
3.65%, 05/15/25 (Call 02/15/25)	575	564,138
4.10%, 06/15/30 (Call 03/15/30)	134	127,068
4.22%, 03/15/32 (Call 12/15/31)	275	262,994
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	337	263,160
4.22%, 06/15/48 (Call 12/15/47)	200	183,960
4.30%, 05/20/45 (Call 11/20/44)	196	180,932
5.64%, 04/15/41 (Call 10/15/40)	230	249,364
5.76%, 10/01/39	414	455,578
5.80%, 03/15/40	250	275,162
6.27%, 03/15/37(c)	240	278,510
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(d)	400	327,244
RH International Singapore Corp. Pte Ltd., 4.50%, 03/27/28(d)	200	202,030
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	30	29,149
Ruwais Power Co. PJSC, 6.00%, 08/31/36(d)	600	676,290
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	436	419,506
4.15%, 05/15/48 (Call 11/15/47)	250	236,943
4.50%, 08/15/40	207	203,034
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	29	29,041
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	526	464,837
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	502	467,437
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	110	90,116
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	704	601,164
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	300	235,290
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	65	60,704
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(d)	400	390,288
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(d)	600	605,010
5.50%, 04/08/44(d)	600	612,708
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(d)	400	402,780
4.72%, 09/27/28(d)	600	626,670
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(d)	400	376,604
2.41%, 09/17/30(d)	1,000	888,170
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	1,233	1,195,985
3.30%, 04/01/25 (Call 03/01/25)	195	192,910
3.40%, 02/01/28 (Call 10/01/27)	572	557,414
3.70%, 04/01/29 (Call 02/01/29)	275	267,498
3.80%, 02/01/38 (Call 08/01/37)	173	154,359
4.00%, 02/01/48 (Call 08/01/47)	483	424,093
4.13%, 04/01/52 (Call 01/01/27)(a)	675	571,023
6.00%, 10/15/39	746	829,231
Security	Par (000)	Value

Electric (continued)
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	$378	$364,732
Sinosing Services Pte Ltd., 2.63%, 02/20/30(d)	400	363,312
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26)(a)(d)(e)	400	346,968
5.70%, (Call 01/21/26)(a)(d)(e)	400	360,616
5.95%, (Call 05/05/25)(a)(d)(e)	200	182,264
6.50%, (Call 04/25/24)(a)(d)(e)	200	189,660
7.00%, (Call 10/21/25)(a)(d)(e)	400	377,716
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	732	634,351
2.75%, 02/01/32 (Call 11/01/31)	225	198,477
2.85%, 08/01/29 (Call 05/01/29)	175	159,373
3.45%, 02/01/52 (Call 08/01/51)	100	80,118
3.65%, 02/01/50 (Call 08/01/49)	705	564,945
4.00%, 04/01/47 (Call 10/01/46)	870	734,645
4.05%, 03/15/42 (Call 09/15/41)	293	252,859
4.50%, 09/01/40 (Call 03/01/40)	375	342,142
4.65%, 10/01/43 (Call 04/01/43)	580	545,449
5.50%, 03/15/40	440	450,613
5.63%, 02/01/36	458	478,473
6.00%, 01/15/34	483	534,869
6.05%, 03/15/39	613	658,013
6.65%, 04/01/29	409	445,818
Series 04-G, 5.75%, 04/01/35	60	63,904
Series 05-E, 5.35%, 07/15/35	325	335,715
Series 06-E, 5.55%, 01/15/37	130	136,250
Series 08-A, 5.95%, 02/01/38	245	261,567
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	265	222,004
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	245	223,800
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	150	108,587
Series A, 4.20%, 03/01/29 (Call 12/01/28)	377	375,929
Series B, 3.65%, 03/01/28 (Call 12/01/27)	278	269,332
Series B, 4.88%, 03/01/49 (Call 09/01/48)	431	409,717
Series C, 3.50%, 10/01/23 (Call 07/01/23)	345	344,879
Series C, 3.60%, 02/01/45 (Call 08/01/44)	286	224,301
Series C, 4.13%, 03/01/48 (Call 09/01/47)	553	479,739
Series C, 4.20%, 06/01/25	400	405,836
Series D, 4.70%, 06/01/27 (Call 05/01/27)	435	446,501
Series E, 3.70%, 08/01/25 (Call 06/01/25)	650	650,676
Series E, 5.45%, 06/01/52 (Call 12/01/51)	260	267,249
Series G, 2.50%, 06/01/31 (Call 03/01/31)	360	312,811
Series H, 3.65%, 06/01/51 (Call 12/01/50)	160	130,128
Series K, 0.98%, 08/01/24	40	37,968
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	1,248	1,221,243
4.25%, 07/01/36 (Call 01/01/36)	610	586,076
4.40%, 07/01/46 (Call 01/01/46)	1,174	1,090,834
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	180	171,439
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	34	29,958
Series A, 3.70%, 04/30/30 (Call 01/30/30)	970	941,724
Series B, 4.00%, 01/15/51 (Call 01/15/26)(a)	358	333,889
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	15	13,648
4.15%, 12/01/25 (Call 09/01/25)	150	151,320
5.15%, 09/15/41	510	507,338
5.25%, 07/15/43	75	73,856
Series F, 4.95%, 12/15/46 (Call 06/15/46)	621	593,154
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	500	384,640

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.20%, 03/15/40	$285	$313,788
Series J, 3.90%, 04/01/45 (Call 10/01/44)	422	354,252
Series K, 2.75%, 10/01/26 (Call 07/01/26)	594	566,824
Series L, 3.85%, 02/01/48 (Call 08/01/47)	348	287,010
Series M, 4.10%, 09/15/28 (Call 06/15/28)(c)	715	712,748
Series N, 1.65%, 03/15/26 (Call 02/15/26)	100	92,481
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	120	97,360
3.70%, 08/15/47 (Call 02/15/47)	330	282,529
3.75%, 06/15/49 (Call 12/15/48)	190	165,752
4.50%, 08/15/41 (Call 02/15/41)	10	9,721
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	66	62,540
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(c)	240	194,381
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	500	498,550
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	400	393,228
3.25%, 11/24/25(b)	200	198,242
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	1,000	938,410
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(d)	600	515,274
State Grid Europe Development 2014 PLC, 3.13%, 04/07/25 (Call 03/07/25)(d)	400	395,972
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	200	200,348
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(d)	800	810,456
4.85%, 05/07/44(d)	200	213,622
State Grid Overseas Investment 2016 Ltd.
1.00%, 08/05/25 (Call 07/05/25)(d)	600	557,178
3.50%, 05/04/27(d)	1,700	1,707,072
4.25%, 05/02/28(d)	800	826,600
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26 (Call 08/08/26)(d)	400	366,280
1.63%, 08/05/30 (Call 05/05/30)(d)	1,900	1,632,822
2.88%, 05/18/26(d)	200	196,870
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	400	417,424
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	153	137,484
3.45%, 03/15/51 (Call 09/15/50)	245	202,735
3.63%, 06/15/50 (Call 12/15/49)	170	144,046
4.10%, 06/15/42 (Call 12/15/41)	304	279,032
4.30%, 06/15/48 (Call 12/15/47)	140	132,926
4.35%, 05/15/44 (Call 11/15/43)	60	56,731
4.45%, 06/15/49 (Call 12/15/48)	215	206,634
5.00%, 07/15/52 (Call 01/15/52)	210	222,134
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(d)	170	152,174
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/23)(b)(c)	270	257,807
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(d)	600	561,438
2.30%, 10/16/24 (Call 09/16/24)(d)	400	389,864
3.15%, 06/02/26(d)	1,000	995,370
3.20%, 10/16/49 (Call 04/16/49)(d)	200	157,450
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(d)	600	622,524
Toledo Edison Co. (The), 6.15%, 05/15/37	337	395,483
TransAlta Corp., 6.50%, 03/15/40	241	234,929
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(d)	200	195,970
Security	Par (000)	Value

Electric (continued)
Tri-State Generation & Transmission Association Inc.,
6.00%, 06/15/40(b)	$75	$73,583
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	550	454,553
3.25%, 05/15/32 (Call 02/15/32)	205	191,466
3.25%, 05/01/51 (Call 11/01/50)	145	111,002
4.00%, 06/15/50 (Call 12/15/49)	225	196,585
4.85%, 12/01/48 (Call 06/01/48)	308	307,135
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	620	539,753
2.63%, 03/15/51 (Call 09/15/50)	75	55,126
2.95%, 06/15/27 (Call 03/15/27)	45	43,901
2.95%, 03/15/30 (Call 12/15/29)	131	123,423
3.25%, 10/01/49 (Call 04/01/49)	152	123,275
3.50%, 03/15/29 (Call 12/15/28)	348	343,114
3.65%, 04/15/45 (Call 10/15/44)	305	264,725
3.90%, 09/15/42 (Call 03/15/42)	477	434,142
4.00%, 04/01/48 (Call 10/01/47)	292	265,977
5.30%, 08/01/37	115	124,246
8.45%, 03/15/39	10	13,560
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)(c)	725	643,909
2.40%, 03/30/32 (Call 12/30/31)	250	224,035
2.45%, 12/15/50 (Call 06/15/50)	842	600,919
2.95%, 11/15/51 (Call 05/15/51)	500	390,355
3.30%, 12/01/49 (Call 06/01/49)	274	227,949
4.00%, 01/15/43 (Call 07/15/42)	265	241,868
4.45%, 02/15/44 (Call 08/15/43)	670	657,665
4.60%, 12/01/48 (Call 06/01/48)	215	215,770
6.35%, 11/30/37	213	253,975
8.88%, 11/15/38	682	975,990
Series A, 2.88%, 07/15/29 (Call 04/15/29)	80	75,765
Series A, 3.10%, 05/15/25 (Call 02/15/25)	155	154,016
Series A, 3.15%, 01/15/26 (Call 10/15/25)	430	427,558
Series A, 3.50%, 03/15/27 (Call 12/15/26)	244	244,315
Series A, 3.80%, 04/01/28 (Call 01/01/28)	465	467,609
Series A, 6.00%, 05/15/37	91	104,658
Series B, 2.95%, 11/15/26 (Call 08/15/26)	279	271,456
Series B, 3.75%, 05/15/27 (Call 04/15/27)	80	81,103
Series B, 3.80%, 09/15/47 (Call 03/15/47)	366	327,380
Series B, 4.20%, 05/15/45 (Call 11/15/44)	150	140,474
Series B, 6.00%, 01/15/36	275	315,114
Series C, 4.00%, 11/15/46 (Call 05/15/46)	210	192,868
Series C, 4.63%, 05/15/52 (Call 11/15/51)	270	277,079
Series D, 4.65%, 08/15/43 (Call 02/15/43)	190	188,761
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	862	835,149
3.70%, 01/30/27 (Call 11/30/26)(b)	887	832,343
4.30%, 07/15/29 (Call 04/15/29)(b)	342	316,070
4.38%, 05/01/29 (Call 05/01/24)(b)	755	696,540
5.00%, 07/31/27 (Call 07/31/22)(b)(c)	795	783,433
5.50%, 09/01/26 (Call 09/01/22)(b)	605	612,653
5.63%, 02/15/27 (Call 02/15/23)(b)	786	788,217
WEC Energy Group Inc.
0.55%, 09/15/23	300	290,802
0.80%, 03/15/24 (Call 02/15/24)	170	162,508
1.38%, 10/15/27 (Call 08/15/27)	300	266,664
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	310	280,017
2.05%, 12/15/24 (Call 11/15/24)	130	126,335

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 10/15/48 (Call 04/15/48)	$277	$261,676
5.63%, 05/15/33	125	140,525
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	265	227,142
3.00%, 07/01/29 (Call 04/01/29)	52	49,187
3.05%, 10/15/27 (Call 07/15/27)	120	116,683
3.65%, 04/01/50 (Call 10/01/49)	265	224,749
6.38%, 08/15/37	150	176,562
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	185	141,847
3.30%, 09/01/49 (Call 03/01/49)	460	377,678
3.67%, 12/01/42	115	100,825
4.75%, 11/01/44 (Call 05/01/44)	105	105,221
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	660	637,718
1.75%, 03/15/27 (Call 02/15/27)	385	352,344
2.35%, 11/15/31 (Call 05/15/31)	315	271,836
2.60%, 12/01/29 (Call 06/01/29)	410	370,488
3.30%, 06/01/25 (Call 12/01/24)	334	331,348
3.35%, 12/01/26 (Call 06/01/26)	321	315,582
3.40%, 06/01/30 (Call 12/01/29)	588	560,564
3.50%, 12/01/49 (Call 06/01/49)	358	297,867
4.00%, 06/15/28 (Call 12/15/27)	220	220,365
4.60%, 06/01/32 (Call 12/01/31)	370	383,250
6.50%, 07/01/36	50	59,574
		396,737,422
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	225	183,935
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	838	765,119
1.80%, 10/15/27 (Call 08/15/27)	684	634,820
1.95%, 10/15/30 (Call 07/15/30)	295	260,429
2.00%, 12/21/28 (Call 10/21/28)	500	458,360
2.20%, 12/21/31 (Call 09/21/31)	600	534,330
2.75%, 10/15/50 (Call 04/15/50)	259	197,824
2.80%, 12/21/51 (Call 06/21/51)	520	401,248
3.15%, 06/01/25 (Call 03/01/25)	135	134,811
5.25%, 11/15/39	30	32,989
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	510	420,969
4.75%, 06/15/28 (Call 07/01/23)(b)	390	332,908
6.50%, 12/31/27 (Call 08/31/24)(b)(c)	185	171,919
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)(c)	280	256,964
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(b)	30	29,603
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/23)(b)	806	833,743
7.25%, 06/15/28 (Call 06/15/23)(b)	754	786,354
		6,436,325
Electronics — 0.2%
AAC Technologies Holdings Inc., 3.00%, 11/27/24 (Call 11/27/22)(d)	800	717,424
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	170	144,323
2.30%, 03/12/31 (Call 12/12/30)	570	487,749
2.75%, 09/15/29 (Call 06/15/29)	443	401,190
3.05%, 09/22/26 (Call 06/22/26)	510	494,062
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	340	305,901
Security	Par (000)	Value

Electronics (continued)
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	$386	$378,438
3.55%, 10/01/27 (Call 07/01/27)	241	228,234
5.41%, 07/01/32 (Call 04/01/32)	180	184,226
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	192	184,861
2.20%, 09/15/31 (Call 06/15/31)	335	287,206
2.80%, 02/15/30 (Call 11/15/29)	705	640,915
3.20%, 04/01/24 (Call 02/01/24)	505	503,758
4.35%, 06/01/29 (Call 03/01/29)	473	478,335
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	400	341,196
3.25%, 09/08/24 (Call 07/08/24)	467	459,729
3.88%, 01/12/28 (Call 10/12/27)	323	313,610
4.00%, 04/01/25 (Call 01/01/25)	274	272,452
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	201	174,205
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	405	340,216
4.63%, 04/15/26 (Call 01/15/26)	347	351,039
5.50%, 06/01/32 (Call 03/01/32)	160	160,379
Competition Team Technologies Ltd., 4.25%, 03/12/29(d)	400	398,560
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	420	406,237
4.75%, 06/15/25 (Call 03/15/25)	137	137,212
4.88%, 06/15/29 (Call 03/15/29)	796	778,122
4.88%, 05/12/30 (Call 02/12/30)	438	427,116
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	793	773,508
4.30%, 06/15/46 (Call 12/15/45)	447	402,778
Foxconn Far East Ltd.
1.63%, 10/28/25(d)	800	743,672
2.50%, 10/28/30(d)	400	348,384
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	690	631,695
1.35%, 06/01/25 (Call 05/01/25)	1,041	995,685
1.75%, 09/01/31 (Call 06/01/31)	500	433,690
1.95%, 06/01/30 (Call 03/01/30)	790	708,590
2.30%, 08/15/24 (Call 07/15/24)	712	701,704
2.50%, 11/01/26 (Call 08/01/26)	988	962,905
2.70%, 08/15/29 (Call 05/15/29)	275	261,709
2.80%, 06/01/50 (Call 12/01/49)(c)	511	413,149
3.35%, 12/01/23	10	10,054
3.81%, 11/21/47 (Call 05/21/47)	639	600,526
5.70%, 03/15/36	169	198,950
5.70%, 03/15/37	57	67,843
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	5	4,345
3.50%, 02/15/28 (Call 11/15/27)	260	254,582
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(b)(c)	565	542,564
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	1,146	1,071,613
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	635	578,714
3.00%, 01/15/31 (Call 10/15/30)(c)	701	608,132
3.60%, 01/15/30 (Call 10/15/29)	302	275,019
3.95%, 01/12/28 (Call 10/12/27)	527	514,884
4.25%, 05/15/27 (Call 04/15/27)	185	183,243
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	883	807,565
4.55%, 10/30/24 (Call 07/30/24)	181	183,355

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
4.60%, 04/06/27 (Call 01/06/27)	$708	$724,157
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(b)	245	233,130
Sensata Technologies BV
4.00%, 04/15/29 (Call 03/18/24)(b)(c)	630	573,445
4.88%, 10/15/23(b)	300	301,434
5.00%, 10/01/25(b)(c)	386	387,239
5.63%, 11/01/24(b)(c)	355	359,264
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)(c)	460	399,607
4.38%, 02/15/30 (Call 11/15/29)(b)(c)	315	293,508
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)	220	206,483
1.75%, 08/09/26 (Call 07/09/26)	775	692,904
2.38%, 08/09/28 (Call 06/09/28)	710	611,246
2.65%, 08/09/31 (Call 05/09/31)	465	384,304
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	339	343,577
4.90%, 06/15/28 (Call 03/15/28)	156	157,387
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)(c)	315	275,619
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)(c)	90	81,963
3.13%, 08/15/27 (Call 05/15/27)	350	341,397
3.45%, 08/01/24 (Call 05/01/24)	25	25,040
3.70%, 02/15/26 (Call 11/15/25)	25	25,110
7.13%, 10/01/37	280	355,023
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	648	571,672
2.40%, 04/01/28 (Call 02/01/28)	379	317,431
2.95%, 04/01/31 (Call 01/01/31)	493	389,578
		31,326,071
Energy - Alternate Sources — 0.0%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(d)	400	391,872
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(b)	240	219,259
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(d)	400	276,700
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(d)	800	715,160
1.88%, 09/17/25 (Call 08/17/25)(d)	400	369,988
2.63%, 09/17/30 (Call 06/17/30)(d)	200	168,274
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	394	327,435
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/22)(b)(c)	120	118,942
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(d)	388	339,756
Greenko Investment Co., 4.88%, 08/16/23 (Call 08/29/22)(d)	400	388,320
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(d)	391	336,147
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(d)	600	566,700
5.95%, 07/29/26 (Call 08/29/22)(d)	200	181,274
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(d)	600	549,804
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 08/29/22)(d)	400	231,960
SK Battery America Inc.
1.63%, 01/26/24(d)	400	384,012
2.13%, 01/26/26(d)	600	546,192
Security	Par (000)	Value

Energy - Alternate Sources (continued)
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)(c)	$225	$211,453
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(d)	200	168,090
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	450	418,518
5.00%, 01/31/28 (Call 07/31/27)(b)(c)	390	374,852
Topaz Solar Farms LLC
4.88%, 09/30/39(b)	100	87,248
5.75%, 09/30/39(b)	362	350,958
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(d)	200	191,420
		7,914,334
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	617	626,212
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(d)	400	332,972
5.13%, 08/11/61 (Call 08/11/60)(d)	800	663,384
Anhui Transportation Holding Group HK Ltd., 1.62%, 08/26/26(d)	400	366,092
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)(c)	319	284,950
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	621	507,879
BCEG Hongkong Co. Ltd., 2.22%, 07/02/26 (Call 06/02/26)(d)	400	373,180
Bioceanico Sovereign Certificate Ltd., 0.00% 06/05/34(d)(h)	319	199,156
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/23)(b)(c)	633	526,460
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26 (Call 02/01/23)(b)	265	239,465
CCCI Treasure Ltd.
3.43%, (Call 11/21/24)(a)(d)(e)	200	192,926
3.65%, (Call 11/21/26)(a)(d)(e)	600	562,176
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	360	257,947
China Railway Xunjie Co. Ltd., 3.25%, 07/28/26(d)	400	396,092
China State Construction Finance Cayman III Ltd.,
4.00%, (Call 12/03/24)(a)(d)(e)	400	393,576
Chouzhou International Investment Ltd.
3.15%, 08/11/23(d)	200	197,100
4.00%, 02/18/25(d)	200	195,598
4.10%, 10/20/25(d)	200	194,076
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(d)	200	196,498
Delhi International Airport Ltd.
6.13%, 10/31/26(d)	200	181,618
6.45%, 06/04/29(d)	400	322,208
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	285	261,553
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(c)	278	271,945
4.25%, 09/15/28 (Call 06/15/28)(c)	369	346,428
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	230	181,728
7.50%, 04/15/32 (Call 04/15/27)(b)	200	154,006
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)(c)	175	157,731
Hongkong International Qingdao Co. Ltd., 4.00%, 10/08/24(d)	400	388,936
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 08/30/22)(d)	400	352,824
IEA Energy Services LLC, 6.63%, 08/15/29 (Call 08/15/24)(b)	152	150,153
IHS Holding Ltd., 6.25%, 11/29/28 (Call 11/29/24)(d)	200	169,256

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/22)(d)	$800	$704,544
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(b)	200	166,368
Jinan Urban Construction International Investment Co. Ltd., 2.40%, 09/23/26(d)	200	181,726
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	25	18,088
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)(c)	470	434,130
Mexico City Airport Trust
3.88%, 04/30/28(d)	400	357,748
4.25%, 10/31/26 (Call 07/31/26)(c)(d)	400	376,564
5.50%, 10/31/46(d)	400	304,004
5.50%, 07/31/47 (Call 01/31/47)(d)	1,200	906,864
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (Call 04/01/26)(a)(d)(e)	600	563,730
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(b)(c)	205	189,449
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(b)(c)	205	181,985
Sepco Virgin Ltd., 3.55%, (Call 10/25/24)(a)(d)(e)	400	389,620
St Engineering Urban Solutions USA Inc.
3.38%, 05/05/27 (Call 02/05/27)(b)(c)	400	398,804
3.75%, 05/05/32 (Call 11/05/31)(b)	200	196,910
Summit Digitel Infrastructure Pvt. Ltd., 2.88%, 08/12/31 (Call 08/12/30)(d)	200	156,332
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(b)	15	14,601
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	275	248,421
4.13%, 02/15/32 (Call 10/15/26)(b)(c)	250	220,545
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/23)(b)(c)	295	263,119
Vinci SA, 3.75%, 04/10/29 (Call 01/30/29)(b)	520	509,173
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	215	188,368
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	340	281,687
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	600	547,086
Yongda Investment Ltd., 2.25%, 06/16/25(d)	200	189,088
		17,633,079
Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	395	341,375
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(b)(c)	395	193,613
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(b)	610	542,827
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)(c)(g)	700	554,666
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/23)(b)	250	238,323
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	340	318,512
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)(c)	685	580,448
6.25%, 07/01/25 (Call 07/01/23)(b)	2,155	2,152,263
8.13%, 07/01/27 (Call 07/01/23)(b)(c)	1,060	1,061,261
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/23)(b)(c)	575	574,960
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(b)(c)	150	140,807
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	725	709,579
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(c)	345	330,210
Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/23)	$320	$311,686
5.50%, 05/01/25 (Call 05/01/23)(b)	525	528,801
6.50%, 10/01/28 (Call 10/01/23)	215	212,469
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	385	365,173
5.50%, 04/01/27 (Call 04/01/23)(b)(c)	465	463,052
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	510	453,798
5.88%, 03/15/26 (Call 03/15/23)(b)	225	216,086
8.75%, 05/01/25 (Call 05/01/23)(b)(c)	191	199,521
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	205	184,002
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	210	191,098
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(d)	600	459,240
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/23)(b)(c)	220	219,941
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	450	429,548
5.25%, 01/15/29 (Call 01/15/24)(b)	450	434,736
6.25%, 01/15/27 (Call 07/15/26)(b)	495	501,871
6.50%, 02/15/25 (Call 08/15/24)(b)	735	750,178
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)(c)	380	317,790
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(b)(c)	645	537,117
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	350	320,583
4.75%, 10/15/27 (Call 10/15/22)(b)(c)	545	522,491
4.88%, 11/01/24 (Call 10/01/22)(b)	445	441,760
5.63%, 03/15/26 (Call 03/15/23)(b)	225	221,573
6.50%, 05/15/27 (Call 05/15/23)(b)	607	623,705
Magallanes Inc.
3.43%, 03/15/24(b)	1,100	1,082,994
3.64%, 03/15/25(b)(c)	2,195	2,151,605
3.76%, 03/15/27 (Call 02/15/27)(b)	2,815	2,705,975
4.05%, 03/15/29 (Call 01/15/29)(b)	760	723,360
4.28%, 03/15/32 (Call 12/15/31)(b)(c)	2,550	2,379,124
5.05%, 03/15/42 (Call 09/15/41)(b)	2,530	2,246,463
5.14%, 03/15/52 (Call 09/15/51)(b)	2,750	2,402,812
5.39%, 03/15/62 (Call 09/15/61)(b)	955	837,516
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	235	219,974
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)(c)	500	456,400
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/22)(b)(c)	250	255,653
8.00%, 02/01/26 (Call 02/01/23)(b)	775	687,998
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(b)(c)	200	159,984
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)	458	494,525
Penn National Gaming Inc.
4.13%, 07/01/29 (Call 07/01/24)(b)(c)	235	195,459
5.63%, 01/15/27 (Call 01/15/23)(b)(c)	275	255,230
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	115	118,450
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	480	387,931
5.88%, 09/01/31 (Call 09/01/26)(b)(c)	470	368,541

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(b)(c)	$210	$191,377
Resorts World Las Vegas LLC
4.63%, 04/16/29(d)	600	500,310
4.63%, 04/06/31 (Call 01/06/31)(b)	220	175,111
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)(c)	550	493,696
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(b)	405	411,265
7.25%, 11/15/29 (Call 11/15/24)(b)	290	295,719
8.63%, 07/01/25 (Call 07/01/23)(b)	330	342,821
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)(c)	450	403,992
8.75%, 05/01/25 (Call 05/01/23)(b)(c)	100	103,847
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/22)(b)(c)	630	621,520
5.50%, 04/15/27 (Call 04/15/23)(b)(c)	280	266,020
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/23)(b)(c)	171	175,812
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(b)	210	190,743
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)(c)	450	438,466
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/29/22)(b)	252	257,657
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)(c)	555	481,646
3.75%, 12/01/29 (Call 12/01/24)(b)	300	274,971
3.88%, 07/15/30 (Call 07/15/25)(b)	325	295,991
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)(c)	490	427,584
7.75%, 04/15/25 (Call 04/15/23)(b)	315	314,757
		41,438,362
Environmental Control — 0.1%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/23)(b)	285	283,139
5.13%, 07/15/29 (Call 07/15/24)(b)	160	155,637
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	445	397,278
5.00%, 09/01/30 (Call 09/01/25)	260	227,622
FS Luxembourg Sarl, 10.00%, 12/15/25(d)	400	408,940
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	455	411,652
3.75%, 08/01/25 (Call 08/01/22)(b)	440	426,967
4.00%, 08/01/28 (Call 08/01/23)(b)	470	423,837
4.25%, 06/01/25 (Call 06/01/23)(b)(c)	301	299,943
4.38%, 08/15/29 (Call 08/15/24)(b)(c)	285	254,306
4.75%, 06/15/29 (Call 06/15/24)(b)(c)	475	436,321
5.13%, 12/15/26 (Call 12/15/22)(b)	275	276,719
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(b)	310	235,110
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	365	323,244
5.88%, 06/30/29 (Call 06/30/24)(b)(c)	615	478,488
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	110	102,352
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	673	614,308
1.45%, 02/15/31 (Call 11/15/30)(c)	835	689,000
1.75%, 02/15/32 (Call 11/15/31)(c)	650	534,020
2.30%, 03/01/30 (Call 12/01/29)	304	269,554
Security	Par (000)	Value

Environmental Control (continued)
2.38%, 03/15/33 (Call 12/15/32)(c)	$900	$771,903
2.50%, 08/15/24 (Call 07/15/24)	1,030	1,009,122
2.90%, 07/01/26 (Call 04/01/26)(c)	593	576,787
3.05%, 03/01/50 (Call 09/01/49)(c)	263	204,175
3.20%, 03/15/25 (Call 12/15/24)	305	301,898
3.38%, 11/15/27 (Call 08/15/27)	518	507,837
3.95%, 05/15/28 (Call 02/15/28)(c)	535	540,607
5.70%, 05/15/41 (Call 11/15/40)	25	27,769
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(b)(c)	260	237,609
5.38%, 07/15/24 (Call 06/07/23)(b)	355	353,839
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	222	243,059
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	550	473,022
2.60%, 02/01/30 (Call 11/01/29)	227	205,592
2.95%, 01/15/52 (Call 07/15/51)	365	277,864
3.05%, 04/01/50 (Call 10/01/49)	15	11,593
3.20%, 06/01/32 (Call 03/01/32)	465	432,766
3.50%, 05/01/29 (Call 02/01/29)(c)	1,292	1,249,635
4.25%, 12/01/28 (Call 09/01/28)	325	329,258
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	316	290,581
1.15%, 03/15/28 (Call 01/15/28)	1,088	952,892
1.50%, 03/15/31 (Call 12/15/30)	260	217,201
2.00%, 06/01/29 (Call 04/01/29)	198	177,557
2.50%, 11/15/50 (Call 05/15/50)	163	116,556
2.95%, 06/01/41 (Call 12/01/40)	570	465,701
3.13%, 03/01/25 (Call 12/01/24)(c)	127	126,613
3.15%, 11/15/27 (Call 08/15/27)	388	382,331
4.15%, 07/15/49 (Call 01/15/49)	334	320,864
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/23)(b)	315	291,444
		18,344,512
Food — 0.6%
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(d)	300	257,109
Ahold Finance USA LLC, 6.88%, 05/01/29(c)	292	332,594
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	426	395,716
3.50%, 03/15/29 (Call 09/15/23)(b)(c)	865	751,131
4.63%, 01/15/27 (Call 01/15/23)(b)(c)	810	768,820
4.88%, 02/15/30 (Call 02/15/25)(b)(c)	655	599,115
5.88%, 02/15/28 (Call 08/15/22)(b)	439	427,459
7.50%, 03/15/26 (Call 03/15/23)(b)	299	309,629
Almarai Sukuk Ltd., 4.31%, 03/05/24(d)	200	201,188
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(d)	400	379,504
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/23)	550	529,875
5.25%, 09/15/27 (Call 03/01/23)	370	338,768
Bestfoods, Series E, 7.25%, 12/15/26(c)	250	287,807
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(d)	200	165,684
Blossom Joy Ltd.
2.20%, 10/21/30 (Call 07/21/30)(d)	600	520,422
3.10%, (Call 07/21/25)(a)(d)(e)	400	382,244
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(d)	200	175,116
5.75%, 09/21/50 (Call 03/21/50)(d)	820	614,820
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	240	174,065

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	$195	$170,492
3.13%, 04/24/50 (Call 10/24/49)	323	243,891
3.30%, 03/19/25 (Call 12/19/24)	100	98,955
3.95%, 03/15/25 (Call 01/15/25)	306	308,182
4.15%, 03/15/28 (Call 12/15/27)	460	463,919
4.80%, 03/15/48 (Call 09/15/47)	525	511,654
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(c)(d)	400	380,952
5.15%, 02/12/25 (Call 11/12/24)(c)(d)	400	400,440
6.63%, 02/12/45 (Call 08/12/44)(d)	200	201,230
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(d)	200	187,502
2.50%, 06/17/30 (Call 03/17/30)(d)	600	525,150
3.00%, 07/18/24(d)	400	392,996
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(d)	200	176,926
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 11/15/23)(b)	270	242,422
7.50%, 04/15/25 (Call 04/15/23)(b)(c)	230	221,695
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)(c)	535	481,211
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	680	606,478
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	540	467,068
4.30%, 05/01/24 (Call 04/01/24)	711	715,828
4.60%, 11/01/25 (Call 09/01/25)	496	504,080
4.85%, 11/01/28 (Call 08/01/28)(c)	620	632,567
5.30%, 11/01/38 (Call 05/01/38)	556	548,961
5.40%, 11/01/48 (Call 05/01/48)	777	756,681
7.00%, 10/01/28	227	251,244
8.25%, 09/15/30	245	294,184
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(b)(c)	453	448,570
2.95%, 11/02/26 (Call 08/02/26)(b)	470	457,080
FAGE International SA/FAGE USA Dairy Industry Inc.,
5.63%, 08/15/26 (Call 08/15/22)(b)	205	183,172
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	769	653,235
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	520	449,353
2.88%, 04/15/30 (Call 01/15/30)(c)	693	639,958
3.00%, 02/01/51 (Call 08/01/50)	888	681,718
3.20%, 02/10/27 (Call 11/10/26)	422	417,109
3.65%, 02/15/24 (Call 11/15/23)	308	309,371
4.00%, 04/17/25 (Call 02/17/25)	199	201,573
4.15%, 02/15/43 (Call 08/15/42)(c)	11	10,116
4.20%, 04/17/28 (Call 01/17/28)	972	997,437
4.70%, 04/17/48 (Call 10/17/47)	75	74,755
5.40%, 06/15/40	295	313,688
Grupo Bimbo SAB de CV
3.88%, 06/27/24(d)	600	597,948
4.00%, 09/06/49(d)	400	332,372
4.70%, 11/10/47 (Call 05/10/47)(d)	400	372,316
4.88%, 06/27/44(c)(d)	200	188,006
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	350	328,198
1.70%, 06/01/30 (Call 03/01/30)	175	152,187
2.05%, 11/15/24 (Call 10/15/24)(c)	500	487,800
2.30%, 08/15/26 (Call 05/15/26)	878	850,492
2.45%, 11/15/29 (Call 08/15/29)	249	230,893
Security	Par (000)	Value

Food (continued)
2.65%, 06/01/50 (Call 12/01/49)	$35	$27,042
3.13%, 11/15/49 (Call 05/15/49)	200	166,110
3.20%, 08/21/25 (Call 05/21/25)	10	9,966
3.38%, 08/15/46 (Call 02/15/46)	35	30,457
H-Food Holdings LLC/Hearthside Finance Co. Inc.,
8.50%, 06/01/26 (Call 06/01/23)(b)	224	148,149
Hormel Foods Corp.
0.65%, 06/03/24 (Call 08/29/22)	110	105,244
1.70%, 06/03/28 (Call 04/03/28)	322	295,271
1.80%, 06/11/30 (Call 03/11/30)(c)	480	421,838
3.05%, 06/03/51 (Call 12/03/50)	406	334,337
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(d)	600	505,812
3.54%, 04/27/32 (Call 10/27/31)(d)	400	333,724
4.75%, 06/09/51 (Call 12/09/50)(d)	400	298,908
4.81%, 04/27/52 (Call 04/27/51)(d)	200	149,088
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)(c)	160	143,618
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	462	417,713
3.20%, 10/01/26 (Call 07/01/26)	327	318,733
3.90%, 06/01/50 (Call 12/01/49)	210	177,731
JBS Finance Luxembourg Sarl
2.50%, 01/15/27 (Call 12/15/26)(b)	320	284,797
3.63%, 01/15/32 (Call 06/15/26)(b)(c)	1,246	1,044,846
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(b)	165	142,824
4.38%, 02/02/52 (Call 08/02/51)(b)	530	403,240
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.75%, 12/01/31 (Call 12/01/26)(b)	638	537,681
5.50%, 01/15/30 (Call 01/15/25)(b)(c)	692	672,984
6.50%, 04/15/29 (Call 04/15/24)(b)	70	71,363
JBS USA LUX SA/JBS USA Food Co/JBS USA Finance Inc.
5.13%, 02/01/28 (Call 01/01/28)(b)	470	469,093
5.75%, 04/01/33 (Call 01/01/33)(b)	500	494,860
6.50%, 12/01/52 (Call 06/01/52)(b)	460	461,270
JGSH Philippines Ltd., 4.13%, 07/09/30(d)	500	467,800
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(c)	975	821,096
2.38%, 03/15/30 (Call 12/15/29)	300	263,907
3.38%, 12/15/27 (Call 09/15/27)	869	849,274
3.50%, 03/15/25	1,158	1,159,077
3.55%, 03/15/50 (Call 09/15/49)	275	213,826
4.25%, 03/15/35	275	266,629
4.38%, 03/15/45(c)	59	53,758
KeHE Distributors LLC/KeHE Finance Corp., 8.63%,
10/15/26 (Call 10/15/22)(b)(c)	81	81,224
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	720	619,510
2.65%, 12/01/23	642	637,179
3.25%, 04/01/26	442	437,916
3.40%, 11/15/27 (Call 08/15/27)	360	352,004
4.30%, 05/15/28 (Call 02/15/28)	335	343,482
4.50%, 04/01/46	290	274,375
Series B, 7.45%, 04/01/31	607	720,011
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(c)	165	182,411
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,304	1,262,350

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.75%, 04/01/30 (Call 01/01/30)(c)	$520	$501,072
3.88%, 05/15/27 (Call 02/15/27)	775	770,288
4.25%, 03/01/31 (Call 12/01/30)	347	343,065
4.38%, 06/01/46 (Call 12/01/45)	1,531	1,348,505
4.63%, 01/30/29 (Call 10/30/28)	272	277,883
4.63%, 10/01/39 (Call 04/01/39)	275	251,729
4.88%, 10/01/49 (Call 04/01/49)	910	850,877
5.00%, 07/15/35 (Call 01/15/35)(c)	505	514,383
5.00%, 06/04/42	945	918,899
5.20%, 07/15/45 (Call 01/15/45)	1,065	1,053,274
5.50%, 06/01/50 (Call 12/01/49)	500	509,680
6.50%, 02/09/40	455	502,111
6.75%, 03/15/32	250	288,112
6.88%, 01/26/39	460	526,590
7.13%, 08/01/39(b)	520	599,258
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	525	435,918
2.20%, 05/01/30 (Call 02/01/30)	420	368,537
2.65%, 10/15/26 (Call 07/15/26)	890	855,566
3.50%, 02/01/26 (Call 11/01/25)	635	634,822
3.70%, 08/01/27 (Call 05/01/27)	402	400,915
3.85%, 08/01/23 (Call 05/01/23)	286	286,884
3.88%, 10/15/46 (Call 04/15/46)(c)	225	196,843
3.95%, 01/15/50 (Call 07/15/49)(c)	562	505,171
4.45%, 02/01/47 (Call 08/01/46)	467	446,195
4.50%, 01/15/29 (Call 10/15/28)	354	362,981
4.65%, 01/15/48 (Call 07/15/47)(c)	443	432,656
5.00%, 04/15/42 (Call 10/15/41)	175	175,964
5.15%, 08/01/43 (Call 02/01/43)	346	353,681
5.40%, 07/15/40 (Call 01/15/40)	330	346,599
5.40%, 01/15/49 (Call 07/15/48)	285	308,510
6.90%, 04/15/38	89	107,539
7.50%, 04/01/31	65	79,916
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)(c)	555	518,725
4.38%, 01/31/32 (Call 01/31/27)(b)(c)	475	448,851
4.88%, 05/15/28 (Call 11/15/27)(b)	305	297,259
Land O’Lakes Capital Trust I, 7.45%, 03/15/28(b)	105	107,897
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(d)	800	651,776
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	602	544,340
1.63%, 07/16/32 (Call 04/16/32)(b)	35	28,936
2.38%, 07/16/40 (Call 01/16/40)(b)	610	465,863
2.45%, 07/16/50 (Call 01/16/50)(b)	705	499,746
2.70%, 04/01/25 (Call 03/01/25)(b)(c)	591	581,674
3.20%, 04/01/30 (Call 01/01/30)(b)(c)	144	136,992
3.60%, 04/01/34 (Call 01/01/34)(b)	602	580,454
3.88%, 04/01/39 (Call 10/01/38)(b)(c)	340	318,971
3.95%, 04/01/44 (Call 10/01/43)(b)	45	41,492
3.95%, 04/01/49 (Call 10/01/48)(b)(c)	455	428,428
4.13%, 04/01/54 (Call 10/01/53)(b)	340	318,475
4.20%, 04/01/59 (Call 10/01/58)(b)(c)	357	338,025
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	410	371,452
1.85%, 02/15/31 (Call 11/15/30)	442	367,620
3.15%, 08/15/24 (Call 06/15/24)	1,030	1,020,545
3.40%, 08/15/27 (Call 05/15/27)	858	838,292
4.20%, 08/15/47 (Call 02/15/47)(c)	160	147,002
Minerva Luxembourg SA, 4.38%, 03/18/31(d)	1,000	825,180
Security	Par (000)	Value

Food (continued)
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	$645	$605,913
1.25%, 09/24/26 (Call 08/24/26)(b)(c)	795	719,539
2.25%, 09/19/24 (Call 08/19/24)(b)	650	630,474
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	916	870,713
1.50%, 02/04/31 (Call 11/04/30)	740	607,207
1.88%, 10/15/32 (Call 07/15/32)	718	590,275
2.63%, 09/04/50 (Call 03/04/50)	353	252,843
2.75%, 04/13/30 (Call 01/13/30)	588	537,220
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 08/29/22)(d)	1,000	1,005,250
Nestle Holdings Inc.
0.38%, 01/15/24(b)	190	182,550
0.63%, 01/15/26 (Call 12/15/25)(b)	670	614,470
1.00%, 09/15/27 (Call 07/15/27)(b)	390	349,569
1.15%, 01/14/27 (Call 12/14/26)(b)	720	659,714
1.50%, 09/14/28 (Call 07/14/28)(b)(c)	400	362,384
1.88%, 09/14/31 (Call 06/14/31)(b)(c)	415	366,047
2.50%, 09/14/41 (Call 03/14/41)(b)	750	606,450
2.63%, 09/14/51 (Call 03/14/51)(b)(c)	300	233,853
3.35%, 09/24/23 (Call 08/24/23)(b)(c)	601	602,641
3.50%, 09/24/25 (Call 07/24/25)(b)	200	202,212
3.63%, 09/24/28 (Call 06/24/28)(b)(c)	125	127,997
3.90%, 09/24/38 (Call 03/24/38)(b)	575	557,462
4.00%, 09/24/48 (Call 03/24/48)(b)	970	945,701
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)(c)	560	497,633
5.50%, 10/15/27 (Call 10/15/22)(b)	710	702,041
6.88%, 05/01/25 (Call 05/01/23)(b)(c)	143	145,224
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)	520	438,948
4.25%, 04/15/31 (Call 04/15/26)(b)	583	521,913
5.88%, 09/30/27 (Call 09/30/22)(b)	560	560,174
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)(c)	1,055	943,423
4.63%, 04/15/30 (Call 04/15/25)(b)(c)	1,030	921,984
5.50%, 12/15/29 (Call 12/15/24)(b)	790	746,384
5.63%, 01/15/28 (Call 12/01/22)(b)(c)	585	577,348
5.75%, 03/01/27 (Call 03/01/23)(b)	286	286,114
Safeway Inc., 7.25%, 02/01/31	135	135,929
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/09/23)(b)	190	172,193
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(d)	800	772,440
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(d)	200	190,506
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/23)(b)	350	203,017
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	475	431,523
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	400	319,744
3.00%, 10/15/30 (Call 07/15/30)(b)	448	377,937
4.25%, 02/01/27 (Call 11/01/26)(b)	485	471,677
5.20%, 04/01/29 (Call 01/01/29)(b)	429	428,528
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	40	35,591
2.45%, 12/14/31 (Call 09/14/31)(c)	500	436,395
3.15%, 12/14/51 (Call 06/14/51)	200	151,504
3.25%, 07/15/27 (Call 04/15/27)	768	748,370

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.30%, 07/15/26 (Call 04/15/26)	$755	$749,292
3.30%, 02/15/50 (Call 08/15/49)	165	127,915
3.75%, 10/01/25 (Call 07/01/25)	319	320,407
4.45%, 03/15/48 (Call 09/15/47)	365	336,483
4.50%, 04/01/46 (Call 10/01/45)	585	546,554
4.85%, 10/01/45 (Call 04/01/45)	430	417,134
5.38%, 09/21/35	235	254,712
5.95%, 04/01/30 (Call 01/01/30)	590	647,873
6.60%, 04/01/50 (Call 10/01/49)	842	1,022,003
Tesco PLC, 6.15%, 11/15/37(b)	240	263,366
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(c)	340	296,208
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	889	875,665
3.90%, 09/28/23 (Call 08/28/23)	412	413,529
3.95%, 08/15/24 (Call 05/15/24)	1,154	1,159,078
4.00%, 03/01/26 (Call 01/01/26)	500	503,790
4.35%, 03/01/29 (Call 12/01/28)	473	483,695
4.55%, 06/02/47 (Call 12/02/46)	602	581,135
4.88%, 08/15/34 (Call 02/15/34)	489	511,895
5.10%, 09/28/48 (Call 03/28/48)	836	884,187
5.15%, 08/15/44 (Call 02/15/44)	180	186,943
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)(c)	330	302,570
4.75%, 02/15/29 (Call 02/15/24)(b)	535	502,156
6.25%, 04/15/25 (Call 04/15/23)(b)	459	467,501
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	400	297,932
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)(c)	340	342,251
		105,019,365
Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/23)(b)	468	466,966
5.00%, 02/01/28 (Call 02/01/23)(b)(c)	741	723,512
6.38%, 05/01/25 (Call 05/01/23)(b)	815	816,173
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	335	291,658
10.50%, 05/15/29 (Call 05/15/24)(b)(c)	400	355,180
		2,653,489
Forest Products & Paper — 0.1%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(b)	290	234,535
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	567	528,455
4.20%, 01/29/30 (Call 10/29/29)(d)	200	182,922
4.25%, 04/30/29 (Call 01/30/29)(d)	400	372,512
4.50%, 08/01/24 (Call 05/01/24)	320	321,914
5.15%, 01/29/50 (Call 07/29/49)(d)	450	371,767
5.50%, 11/02/47 (Call 05/02/47)	285	239,018
5.50%, 04/30/49 (Call 10/30/48)(d)	200	167,678
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)(c)	265	237,867
5.38%, 02/01/25(b)(c)	102	100,769
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)(c)	327	301,579
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)(c)	180	178,758
5.50%, 01/17/27	1,224	1,232,250
Georgia-Pacific LLC
0.63%, 05/15/24(b)	725	687,177
0.95%, 05/15/26 (Call 04/15/26)(b)	612	556,271
Security	Par (000)	Value

Forest Products & Paper (continued)
1.75%, 09/30/25 (Call 08/30/25)(b)	$676	$636,873
2.10%, 04/30/27 (Call 02/28/27)(b)(c)	647	605,637
2.30%, 04/30/30 (Call 01/30/30)(b)	135	121,121
3.60%, 03/01/25 (Call 12/01/24)(b)	280	279,588
7.75%, 11/15/29	73	90,060
8.00%, 01/15/24	436	463,355
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	290	197,594
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(c)	463	430,470
4.40%, 08/15/47 (Call 02/15/47)	570	526,024
4.80%, 06/15/44 (Call 12/15/43)	571	549,599
5.00%, 09/15/35 (Call 03/15/35)(c)	50	52,293
5.15%, 05/15/46 (Call 11/15/45)	25	25,217
6.00%, 11/15/41 (Call 05/15/41)	347	374,163
7.30%, 11/15/39	450	537,777
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(d)	200	166,320
3.85%, 01/13/30 (Call 10/13/29)(d)	600	539,454
4.38%, 04/04/27(d)	200	192,800
4.75%, 09/15/24 (Call 06/15/24)(d)	200	199,432
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	450	421,569
5.50%, 01/15/26 (Call 01/15/23)	170	164,647
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(b)	225	222,151
Stora Enso OYJ, 7.25%, 04/15/36(b)	360	425,095
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	380	321,077
3.13%, 01/15/32 (Call 10/15/31)(c)	620	502,268
3.75%, 01/15/31 (Call 10/15/30)	45	39,383
5.00%, 01/15/30 (Call 10/15/29)(c)	1,108	1,066,361
5.75%, 07/14/26(d)	200	204,422
6.00%, 01/15/29 (Call 10/15/28)	915	935,679
7.00%, 03/16/47 (Call 09/16/46)(d)	800	826,536
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(b)	225	207,500
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	80	91,650
		17,129,587
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	390	392,375
5.63%, 05/20/24 (Call 03/20/24)	421	426,599
5.75%, 05/20/27 (Call 02/20/27)(c)	335	337,375
5.88%, 08/20/26 (Call 05/20/26)(c)	430	435,461
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	684	680,977
4.25%, 07/15/27 (Call 04/15/27)(b)	55	54,414
5.00%, 03/23/35 (Call 12/23/34)(b)	65	65,606
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	610	508,630
2.63%, 09/15/29 (Call 06/15/29)	170	157,449
3.00%, 06/15/27 (Call 03/15/27)	65	63,701
3.38%, 09/15/49 (Call 03/15/49)	551	457,986
4.13%, 10/15/44 (Call 04/15/44)	458	424,607
4.13%, 03/15/49 (Call 09/15/48)	320	300,579
4.15%, 01/15/43 (Call 07/15/42)	98	89,961
4.30%, 10/01/48 (Call 04/01/48)	708	684,714
5.50%, 06/15/41 (Call 12/15/40)	178	193,224
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(d)	200	190,630

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	$350	$319,155
3.15%, 08/01/27 (Call 05/01/27)(b)	480	454,008
3.76%, 03/16/32 (Call 12/16/31)(b)	130	123,244
4.49%, 02/15/42(b)	269	245,393
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	50	48,658
3.87%, 03/04/29 (Call 12/04/28)(b)	370	353,613
4.27%, 03/15/48 (Call 09/15/47)(b)	575	477,532
4.49%, 03/04/49 (Call 09/04/48)(b)	516	450,385
4.50%, 03/10/46 (Call 09/10/45)(b)	423	366,974
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	675	571,678
4.00%, 04/01/28 (Call 01/01/28)	325	325,377
4.10%, 09/01/47 (Call 03/01/47)	401	368,174
4.40%, 07/01/32 (Call 04/01/32)	270	278,192
5.85%, 01/15/41 (Call 07/15/40)	35	38,477
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	940	874,285
2.00%, 06/15/30 (Call 03/15/30)(b)	415	356,074
3.00%, 06/15/50 (Call 12/15/49)(b)	445	336,714
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)(c)	240	240,233
3.60%, 12/15/24 (Call 09/15/24)	159	158,542
Series A, 2.50%, 11/15/24 (Call 10/15/24)	532	518,939
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(d)	1,000	845,710
ENN Energy Holdings Ltd.
2.63%, 09/17/30 (Call 06/17/30)(d)	600	520,608
4.63%, 05/17/27 (Call 04/17/27)(d)	200	204,690
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(d)	200	178,234
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	350	330,694
3.59%, 01/18/52 (Call 07/18/51)(b)	125	94,564
5.82%, 04/01/41(b)	255	264,685
Korea Gas Corp.
1.13%, 07/13/26(d)	400	363,348
2.00%, 07/13/31(d)	200	173,386
2.88%, 07/16/29(d)	700	664,566
3.50%, 07/21/25(d)	625	620,194
3.50%, 07/02/26(d)	400	398,464
3.88%, 02/12/24(d)	400	402,548
Nakilat Inc., 6.07%, 12/31/33(b)(c)	460	487,082
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	380	318,740
3.95%, 09/15/27 (Call 06/15/27)	397	373,220
4.75%, 09/01/28 (Call 06/01/28)	240	237,298
5.20%, 07/15/25 (Call 04/15/25)	55	55,856
5.50%, 01/15/26 (Call 12/15/25)	676	691,555
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,082	991,231
1.70%, 02/15/31 (Call 11/15/30)(c)	675	551,461
2.95%, 09/01/29 (Call 06/01/29)	300	275,544
3.49%, 05/15/27 (Call 02/15/27)	782	768,456
3.60%, 05/01/30 (Call 02/01/30)	770	732,832
3.95%, 03/30/48 (Call 09/30/47)	188	161,919
4.38%, 05/15/47 (Call 11/15/46)	747	690,669
4.80%, 02/15/44 (Call 08/15/43)	485	464,388
5.00%, 06/15/52 (Call 12/15/51)	345	349,043
Security	Par (000)	Value

Gas (continued)
5.25%, 02/15/43 (Call 08/15/42)	$140	$140,288
5.65%, 02/01/45 (Call 08/01/44)	415	434,534
5.95%, 06/15/41 (Call 12/15/40)	306	325,633
ONE Gas Inc.
1.10%, 03/11/24 (Call 08/15/22)	153	146,311
2.00%, 05/15/30 (Call 02/15/30)	85	72,267
3.61%, 02/01/24 (Call 11/01/23)	273	271,769
4.50%, 11/01/48 (Call 05/01/48)	365	328,555
4.66%, 02/01/44 (Call 08/01/43)	260	242,694
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(d)	600	605,532
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	310	271,997
3.35%, 06/01/50 (Call 12/01/49)	372	289,505
3.50%, 06/01/29 (Call 03/01/29)	484	463,551
3.64%, 11/01/46 (Call 05/01/46)	174	140,738
4.65%, 08/01/43 (Call 02/01/43)	105	99,715
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(d)	400	331,756
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)(c)	500	438,005
SGSP Australia Assets Pty Ltd.
3.25%, 07/29/26(d)	200	193,890
3.50%, 07/07/27(d)	200	194,088
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26 (Call 05/19/26)(d)	600	545,400
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	500	489,615
3.15%, 09/15/24 (Call 06/15/24)(c)	15	14,988
3.20%, 06/15/25 (Call 03/15/25)(c)	150	149,025
3.75%, 09/15/42 (Call 03/15/42)	298	258,601
5.13%, 11/15/40	10	10,227
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	415	401,060
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	355	317,267
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	118	110,008
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	463	413,737
Series XX, 2.55%, 02/01/30 (Call 11/01/29)(c)	195	180,484
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	355	350,112
3.25%, 06/15/26 (Call 03/15/26)	153	149,427
3.95%, 10/01/46 (Call 04/01/46)	275	231,921
4.40%, 06/01/43 (Call 12/01/42)	580	516,861
4.40%, 05/30/47 (Call 11/30/46)	507	453,207
5.88%, 03/15/41 (Call 09/15/40)	184	200,416
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	455	374,065
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	570	419,748
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	277	227,187
3.18%, 08/15/51 (Call 02/15/51)	360	256,637
3.70%, 04/01/28 (Call 01/01/28)(c)	220	211,394
3.80%, 09/29/46 (Call 03/29/46)	105	83,306
4.05%, 03/15/32 (Call 12/15/31)	320	304,003
4.15%, 06/01/49 (Call 12/01/48)	333	272,777
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	65	50,809
Talent Yield International Ltd., 2.00%, 05/06/26 (Call 04/26/26)(d)	400	376,432
Towngas Finance Ltd., 4.75%, (Call 02/12/24)(a)(d)(e)	200	197,994
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	223	190,734
Series K, 3.80%, 09/15/46 (Call 03/15/46)	167	146,098
		37,475,288

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	$150	$122,827
4.63%, 06/15/28 (Call 03/15/28)	288	283,784
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(c)	110	91,058
4.10%, 03/01/48 (Call 09/01/47)	560	529,542
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	232	205,935
2.75%, 11/15/50 (Call 05/15/50)	555	396,559
3.00%, 05/15/32 (Call 02/15/32)(c)	240	220,853
3.40%, 03/01/26 (Call 01/01/26)	906	904,858
4.00%, 03/15/60 (Call 03/15/25)(a)	567	501,954
4.25%, 11/15/28 (Call 08/15/28)	280	287,426
4.85%, 11/15/48 (Call 05/15/48)	295	305,307
5.20%, 09/01/40	176	185,171
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/23)(b)	168	148,947
		4,184,221
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(c)	1,050	949,084
1.40%, 06/30/30 (Call 03/30/30)(c)	258	224,994
2.95%, 03/15/25 (Call 12/15/24)	290	290,447
3.40%, 11/30/23 (Call 09/30/23)	415	417,731
3.75%, 11/30/26 (Call 08/30/26)	1,498	1,546,595
3.88%, 09/15/25 (Call 06/15/25)	410	419,217
4.75%, 11/30/36 (Call 05/30/36)	306	343,277
4.75%, 04/15/43 (Call 10/15/42)	875	931,455
4.90%, 11/30/46 (Call 05/30/46)	1,551	1,715,794
5.30%, 05/27/40	313	354,488
6.00%, 04/01/39	730	852,151
6.15%, 11/30/37	453	559,306
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	280	245,568
3.00%, 09/23/29 (Call 06/23/29)(b)(c)	1,235	1,128,111
3.80%, 09/23/49 (Call 03/23/49)(b)(c)	455	371,899
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)(c)	540	498,047
4.63%, 07/15/28 (Call 07/15/23)(b)(c)	951	916,983
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	1,025	839,700
1.92%, 02/01/27 (Call 01/01/27)	1,395	1,286,971
2.27%, 12/01/28 (Call 10/01/28)	1,285	1,161,203
2.60%, 08/15/26 (Call 05/15/26)	580	554,004
3.13%, 12/01/51 (Call 06/01/51)	325	246,308
3.50%, 08/15/46 (Call 02/15/46)	260	212,251
3.95%, 04/01/30 (Call 01/01/30)	245	240,156
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	1,175	1,070,754
3.45%, 03/01/24 (Call 02/01/24)	347	347,309
4.55%, 03/01/39 (Call 09/01/38)	411	401,465
4.70%, 03/01/49 (Call 09/01/48)	421	420,503
6.75%, 11/15/35	55	65,399
7.38%, 01/15/40	295	370,815
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	702	517,051
2.80%, 12/10/51 (Call 06/10/51)	780	600,031
3.35%, 09/15/25 (Call 06/15/25)	63	62,907
4.38%, 09/15/45 (Call 03/15/45)	317	310,555
Security	Par (000)	Value

Health Care - Products (continued)
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(c)	$125	$107,404
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	540	523,076
2.60%, 11/15/29 (Call 08/15/29)	862	801,513
3.25%, 11/15/39 (Call 05/15/39)	700	611,023
3.40%, 11/15/49 (Call 05/15/49)	410	351,255
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	920	928,492
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	70	73,483
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	580	526,663
4.63%, 02/01/28 (Call 02/01/23)(b)(c)	241	235,447
Koninklijke Philips NV
5.00%, 03/15/42	565	554,858
6.88%, 03/11/38	175	204,607
Medtronic Inc.
4.38%, 03/15/35	1,058	1,113,630
4.63%, 03/15/45	1,005	1,062,858
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	2,725	2,460,266
5.25%, 10/01/29 (Call 10/01/24)(b)(c)	1,470	1,328,130
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	200	184,846
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	505	437,986
2.25%, 09/15/31 (Call 06/15/31)	315	262,329
3.30%, 09/15/29 (Call 06/15/29)	1,080	996,592
3.63%, 03/15/51 (Call 09/15/50)	260	205,449
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,095	903,539
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	312	273,699
3.75%, 03/15/51 (Call 09/15/50)	685	555,884
Stryker Corp.
0.60%, 12/01/23 (Call 08/09/22)	150	144,582
1.15%, 06/15/25 (Call 05/15/25)	350	327,754
1.95%, 06/15/30 (Call 03/15/30)(c)	802	691,091
2.90%, 06/15/50 (Call 12/15/49)	141	106,764
3.38%, 05/15/24 (Call 02/15/24)	458	458,211
3.38%, 11/01/25 (Call 08/01/25)	946	937,827
3.50%, 03/15/26 (Call 12/15/25)	957	955,718
3.65%, 03/07/28 (Call 12/07/27)	468	467,153
4.10%, 04/01/43 (Call 10/01/42)	519	468,517
4.38%, 05/15/44 (Call 11/15/43)	262	245,670
4.63%, 03/15/46 (Call 09/15/45)	570	566,295
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	310	294,199
4.63%, 11/15/27 (Call 11/15/22)	410	403,182
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	785	718,573
2.00%, 10/15/31 (Call 07/15/31)	325	288,815
2.60%, 10/01/29 (Call 07/01/29)	1,223	1,158,719
2.80%, 10/15/41 (Call 04/15/41)	627	518,178
4.10%, 08/15/47 (Call 02/15/47)	120	119,051
5.30%, 02/01/44 (Call 08/01/43)	145	164,199
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	99	99,130
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	750	641,677
3.05%, 01/15/26 (Call 12/15/25)(c)	535	520,764
3.55%, 04/01/25 (Call 01/01/25)	35	34,562

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.45%, 08/15/45 (Call 02/15/45)	$360	$318,938
5.75%, 11/30/39	150	154,943
		45,980,070
Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)(c)	320	309,296
5.50%, 07/01/28 (Call 07/01/23)(b)	305	301,727
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	111	81,826
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	164	153,491
3.63%, 03/01/49 (Call 09/01/48)	319	274,528
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	148	123,148
3.83%, 08/15/28 (Call 05/15/28)	242	245,327
4.27%, 08/15/48 (Call 02/15/48)	575	555,749
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	20	17,632
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	202	154,017
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	692	689,661
3.88%, 08/15/47 (Call 02/15/47)(c)	649	560,321
4.13%, 11/15/42 (Call 05/15/42)	520	459,826
4.50%, 05/15/42 (Call 11/15/41)	370	346,338
4.75%, 03/15/44 (Call 09/15/43)	493	471,836
6.63%, 06/15/36	440	514,017
6.75%, 12/15/37	175	205,791
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	195	145,402
AHS Hospital Corp.
5.02%, 07/01/45	75	80,672
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	288	210,934
Air Methods Corp., 8.00%, 05/15/25 (Call 08/29/22)(b)(c)	275	171,600
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(b)	215	162,018
Akumin Inc., 7.00%, 11/01/25 (Call 10/23/22)(b)(c)	290	239,902
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	105	77,364
Series 2019, 3.89%, 04/15/49(c)	491	437,992
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	270	272,797
4.55%, 05/15/52 (Call 11/15/51)	325	325,455
Ascension Health
3.95%, 11/15/46	890	837,828
4.85%, 11/15/53	555	597,741
Series B, 2.53%, 11/15/29 (Call 08/15/29)	137	126,847
Series B, 3.11%, 11/15/39 (Call 05/15/39)	84	71,099
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	230	195,923
2.34%, 01/01/30 (Call 10/01/29)	315	282,946
2.91%, 01/01/42 (Call 07/01/41)	129	102,323
2.91%, 01/01/51 (Call 07/01/50)	443	333,823
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(c)	265	208,913
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	55	44,832
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	494	437,867
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	425	396,206
4.19%, 11/15/45 (Call 05/15/45)	181	174,379
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	728	543,292
Security	Par (000)	Value

Health Care - Services (continued)
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	$304	$224,726
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	355	296,031
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	418	399,194
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	335	284,995
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	50	38,344
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(b)(c)	210	188,744
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	400	354,536
3.50%, 04/01/30 (Call 04/01/25)(b)	330	295,182
5.00%, 07/15/27 (Call 07/15/23)(b)	410	410,607
Catholic Health Services of Long Island Obligated
Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	290	219,086
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,375	1,230,254
2.50%, 03/01/31 (Call 12/01/30)	1,298	1,114,709
2.63%, 08/01/31 (Call 05/01/31)	765	655,261
3.00%, 10/15/30 (Call 07/15/30)	1,360	1,214,426
3.38%, 02/15/30 (Call 02/15/25)(c)	1,175	1,074,761
4.25%, 12/15/27 (Call 12/15/22)(c)	1,474	1,449,738
4.63%, 12/15/29 (Call 12/15/24)	2,093	2,065,017
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	285	264,010
4.00%, 03/15/31 (Call 03/15/26)(b)	300	276,357
4.25%, 05/01/28 (Call 05/01/23)(b)(c)	305	298,049
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	154	107,389
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	90	87,196
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	130	93,922
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	205	200,402
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	175	127,167
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	153	112,532
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	426	436,318
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	645	519,586
5.25%, 05/15/30 (Call 05/15/25)(b)(c)	925	777,018
5.63%, 03/15/27 (Call 12/15/23)(b)	1,130	1,004,276
6.00%, 01/15/29 (Call 01/15/24)(b)(c)	550	479,902
6.13%, 04/01/30 (Call 04/01/25)(b)	840	451,517
6.88%, 04/01/28 (Call 04/01/23)(b)(c)	480	260,136
6.88%, 04/15/29 (Call 04/15/24)(b)	1,050	583,726
8.00%, 03/15/26 (Call 03/15/23)(b)(c)	1,277	1,219,229
8.00%, 12/15/27 (Call 12/15/22)(b)	334	316,839
City of Hope
Series 2013, 5.62%, 11/15/43	70	76,866
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(c)	403	382,931
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	330	333,607
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	428	396,872
2.76%, 10/01/24 (Call 07/01/24)	666	649,430
2.78%, 10/01/30 (Call 04/01/30)	238	208,091
3.35%, 10/01/29 (Call 04/01/29)	312	289,171
3.82%, 10/01/49 (Call 04/01/49)	495	417,651
3.91%, 10/01/50 (Call 04/01/50)	395	319,618

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.19%, 10/01/49 (Call 04/01/49)	$607	$522,761
4.35%, 11/01/42	518	478,824
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	595	437,081
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	334	274,631
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	175	159,647
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	900	688,527
4.63%, 06/01/30 (Call 06/01/25)(b)(c)	1,696	1,395,011
Dignity Health
4.50%, 11/01/42	165	154,615
5.27%, 11/01/64	288	278,954
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	478	439,578
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)(c)	1,005	937,856
2.25%, 05/15/30 (Call 02/15/30)	494	438,771
2.38%, 01/15/25 (Call 12/15/24)	1,231	1,199,966
2.55%, 03/15/31 (Call 12/15/30)	710	637,161
2.88%, 09/15/29 (Call 06/15/29)	358	333,395
3.13%, 05/15/50 (Call 11/15/49)	636	505,022
3.35%, 12/01/24 (Call 10/01/24)	1,104	1,097,453
3.50%, 08/15/24 (Call 05/15/24)	732	732,161
3.60%, 03/15/51 (Call 09/15/50)	850	728,977
3.65%, 12/01/27 (Call 09/01/27)	864	867,024
3.70%, 09/15/49 (Call 03/15/49)	560	486,870
4.10%, 03/01/28 (Call 12/01/27)	915	927,508
4.38%, 12/01/47 (Call 06/01/47)	661	646,108
4.55%, 03/01/48 (Call 09/01/47)	772	763,763
4.63%, 05/15/42	655	658,321
4.65%, 01/15/43	360	361,505
4.65%, 08/15/44 (Call 02/15/44)	555	553,035
5.10%, 01/15/44	295	308,169
5.95%, 12/15/34	28	31,911
6.38%, 06/15/37	135	162,090
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	504	466,104
4.63%, 04/01/31 (Call 03/30/26)(c)	285	255,169
4.75%, 02/01/30 (Call 02/01/25)(c)	400	369,144
5.75%, 09/15/25 (Call 09/15/22)	205	205,793
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/22)(b)	100	33,413
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	78	66,561
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	114	116,858
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	320	280,947
2.38%, 02/16/31 (Call 11/16/30)(b)(c)	945	760,413
3.00%, 12/01/31 (Call 09/01/31)(b)	605	509,864
3.75%, 06/15/29 (Call 03/15/29)(b)	290	268,009
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/22)(b)	390	361,113
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	318	303,566
4.50%, 07/01/57 (Call 01/01/57)	325	321,236
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	305	235,728
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	302	223,981
Security	Par (000)	Value

Health Care - Services (continued)
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/23)(b)	$152	$142,923
Hartford HealthCare Corp., 3.45%, 07/01/54	435	361,354
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,205	996,680
3.13%, 03/15/27 (Call 02/15/27)(b)	180	169,749
3.38%, 03/15/29 (Call 01/15/29)(b)	125	114,811
3.50%, 09/01/30 (Call 03/01/30)	1,610	1,467,418
3.50%, 07/15/51 (Call 01/15/51)	470	344,670
3.63%, 03/15/32 (Call 12/15/31)(b)	450	408,550
4.13%, 06/15/29 (Call 03/15/29)	1,434	1,380,612
4.38%, 03/15/42 (Call 09/15/41)(b)	395	339,265
4.50%, 02/15/27 (Call 08/15/26)	1,253	1,247,412
4.63%, 03/15/52 (Call 09/15/51)(b)	510	443,919
5.00%, 03/15/24	1,156	1,172,612
5.13%, 06/15/39 (Call 12/15/38)	1,057	1,006,380
5.25%, 04/15/25	850	866,685
5.25%, 06/15/26 (Call 12/15/25)	1,236	1,257,581
5.25%, 06/15/49 (Call 12/15/48)	957	896,843
5.38%, 02/01/25	1,596	1,631,304
5.38%, 09/01/26 (Call 03/01/26)	645	657,810
5.50%, 06/15/47 (Call 12/15/46)	1,032	997,603
5.63%, 09/01/28 (Call 03/01/28)	890	922,254
5.88%, 02/15/26 (Call 08/15/25)	875	904,715
5.88%, 02/01/29 (Call 08/01/28)	635	663,778
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	205	191,708
2.20%, 06/01/30 (Call 03/01/30)(b)	476	413,782
3.20%, 06/01/50 (Call 12/01/49)(b)	465	364,518
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	660	604,560
2.55%, 05/10/31 (Call 02/10/31)(b)	653	560,176
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	183	163,820
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,057	948,647
2.15%, 02/03/32 (Call 11/03/31)(c)	440	372,231
3.13%, 08/15/29 (Call 05/15/29)(c)	248	231,835
3.70%, 03/23/29 (Call 02/23/29)	725	711,370
3.85%, 10/01/24 (Call 07/01/24)	585	587,826
3.95%, 03/15/27 (Call 12/15/26)(c)	926	928,167
3.95%, 08/15/49 (Call 02/15/49)	245	216,139
4.50%, 04/01/25 (Call 03/01/25)	778	792,517
4.63%, 12/01/42 (Call 06/01/42)	375	362,797
4.80%, 03/15/47 (Call 09/14/46)	267	262,165
4.88%, 04/01/30 (Call 01/01/30)	500	520,875
4.95%, 10/01/44 (Call 04/01/44)	342	347,482
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	170	163,086
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	635	596,665
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	25	18,610
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)	90	84,775
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	430	370,122
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	350	299,397
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/22)(b)	640	641,152
5.00%, 05/15/27 (Call 05/15/23)(b)(c)	665	665,971

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	$181	$166,887
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	90	89,291
4.15%, 05/01/47 (Call 11/01/46)	1,235	1,181,920
4.88%, 04/01/42	226	237,585
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	612	497,109
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	707	562,334
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	834	645,666
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	205	188,003
2.30%, 12/01/24 (Call 11/01/24)	705	681,756
2.70%, 06/01/31 (Call 03/01/31)	250	221,522
2.95%, 12/01/29 (Call 09/01/29)(c)	831	765,625
3.25%, 09/01/24 (Call 07/01/24)	928	920,038
3.60%, 02/01/25 (Call 11/01/24)	467	466,220
3.60%, 09/01/27 (Call 06/01/27)(c)	443	439,106
4.00%, 11/01/23 (Call 08/01/23)	15	15,089
4.70%, 02/01/45 (Call 08/01/44)	658	620,737
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 08/29/22)(b)(c)	490	439,113
6.75%, 04/15/25 (Call 04/15/23)(b)	460	460,276
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	335	259,015
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	36,780
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	246	216,807
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	350	279,503
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	623	487,691
Mayo Clinic
3.77%, 11/15/43	330	302,023
Series 2013, 4.00%, 11/15/47	150	142,876
Series 2016, 4.13%, 11/15/52	60	58,024
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	529	412,467
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	160	152,581
MEDNAX Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)(c)	235	216,797
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	365	310,732
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	394	327,012
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	322	307,954
5.00%, 07/01/42	230	247,416
Series 2015, 4.20%, 07/01/55	451	433,718
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	65	50,134
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	159	161,059
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	348	250,334
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	395	317,007
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	245	224,239
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/22)(b)	340	331,969
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	445	414,553
3.88%, 05/15/32 (Call 02/15/32)(b)	442	405,964
4.38%, 06/15/28 (Call 06/15/23)(b)(c)	465	448,739
Montefiore Obligated Group
4.29%, 09/01/50	317	237,661
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	297	251,229
Security	Par (000)	Value

Health Care - Services (continued)
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	$95	$82,067
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	313	279,894
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	410	342,223
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	338	264,458
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	358	259,410
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	98	100,280
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	30	22,139
2.61%, 08/01/60 (Call 02/01/60)	313	204,135
4.02%, 08/01/45	430	405,167
4.06%, 08/01/56	290	267,957
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	377	303,915
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	105	90,301
3.98%, 11/01/46 (Call 11/01/45)	518	454,110
4.26%, 11/01/47 (Call 11/01/46)	655	592,480
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	80	66,839
3.17%, 11/01/51 (Call 05/01/51)	467	368,542
3.32%, 11/01/61 (Call 05/01/61)	254	195,964
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	280	199,046
NYU Langone Hospitals
4.37%, 07/01/47 (Call 01/01/47)	108	101,424
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	25	19,280
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	224	177,276
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	320	254,621
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	380	299,619
4.09%, 10/01/48 (Call 04/01/48)	350	326,210
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	438	439,380
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	203	188,593
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	108	82,267
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	160	133,566
2.86%, 01/01/52 (Call 07/01/51)	66	47,509
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	48	36,604
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	168	177,784
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/15/22)(b)	640	560,986
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	96	87,446
Series A, 3.93%, 10/01/48 (Call 04/01/48)	275	240,878
Series H, 2.75%, 10/01/26 (Call 07/01/26)	25	24,172
Series I, 3.74%, 10/01/47.	630	549,429
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)	111	114,691
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	540	482,193
2.95%, 06/30/30 (Call 03/30/30)	390	358,172
3.45%, 06/01/26 (Call 03/01/26)	542	538,591
3.50%, 03/30/25 (Call 12/30/24)	191	190,035
4.20%, 06/30/29 (Call 03/30/29)	570	571,037

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.25%, 04/01/24 (Call 01/01/24)	$115	$115,849
4.70%, 03/30/45 (Call 09/30/44)	300	283,875
Quorum Health Corp., 11.63%, 04/15/23(i)(j)	50	—
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(b)	465	341,687
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	200	154,984
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(d)	100	85,884
4.95%, 01/17/28 (Call 10/17/27)(d)	800	746,136
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/22)(b)	740	695,718
Roche Holdings Inc.
1.88%, 03/08/24(b)	300	293,823
1.93%, 12/13/28 (Call 10/13/28)(b)	505	463,959
2.08%, 12/13/31 (Call 09/13/31)(b)	1,100	979,143
2.13%, 03/10/25 (Call 02/10/25)(b)	300	293,400
2.31%, 03/10/27 (Call 02/10/27)(b)	500	479,840
2.38%, 01/28/27 (Call 10/28/26)(b)	455	437,537
2.61%, 12/13/51 (Call 06/13/51)(b)	950	722,617
2.63%, 05/15/26 (Call 02/15/26)(b)	685	669,019
3.00%, 11/10/25 (Call 08/10/25)(b)	105	104,148
3.63%, 09/17/28 (Call 06/17/28)(b)	364	365,754
4.00%, 11/28/44 (Call 05/28/44)(b)	65	62,908
7.00%, 03/01/39(b)	50	66,524
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)(c)	510	459,423
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	420	415,514
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	178	149,443
3.95%, 07/01/46 (Call 07/01/45)	248	228,158
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	100	73,232
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)(c)	820	820,476
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	100	76,353
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	325	229,174
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(c)	310	313,357
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	260	201,815
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	408	370,211
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	28	26,771
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	331	261,543
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 08/29/22)(b)	190	180,572
10.00%, 04/15/27 (Call 04/15/23)(b)(c)	378	385,326
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	94	93,396
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	329	299,189
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	66	61,325
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	184	161,534
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	310	249,417
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	484	388,967
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)(c)	370	331,254
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	960	893,174
4.38%, 01/15/30 (Call 12/01/24)(b)(c)	900	838,665
4.63%, 07/15/24 (Call 08/29/22)(c)	434	433,475
Security	Par (000)	Value

Health Care - Services (continued)
4.63%, 09/01/24 (Call 09/01/22)(b)(c)	$470	$466,400
4.63%, 06/15/28 (Call 06/15/23)(b)(c)	420	397,837
4.88%, 01/01/26 (Call 03/01/23)(b)	1,235	1,216,574
5.13%, 11/01/27 (Call 11/01/22)(b)(c)	935	921,209
6.13%, 10/01/28 (Call 10/01/23)(b)(c)	1,460	1,422,682
6.13%, 06/15/30 (Call 06/15/25)(b)	885	894,664
6.25%, 02/01/27 (Call 02/01/23)(b)(c)	790	797,734
6.88%, 11/15/31(c)	297	288,856
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	424	286,230
4.33%, 11/15/55	160	152,406
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	129	134,294
6.02%, 11/15/48	443	418,072
Series B, 5.33%, 11/15/28	162	151,698
Trinity Health Corp.
4.13%, 12/01/45	333	315,424
Series 2019, 3.43%, 12/01/48	337	289,095
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	97	74,735
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(b)	415	385,821
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	85	87,057
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(c)	270	275,719
1.15%, 05/15/26 (Call 04/15/26)	945	880,759
1.25%, 01/15/26	493	462,035
2.00%, 05/15/30	900	805,239
2.30%, 05/15/31 (Call 02/15/31)	989	896,489
2.38%, 08/15/24	715	706,620
2.75%, 05/15/40 (Call 11/15/39)	535	436,234
2.88%, 08/15/29	424	406,904
2.90%, 05/15/50 (Call 11/15/49)	545	431,749
2.95%, 10/15/27	275	271,397
3.05%, 05/15/41 (Call 11/15/40)	935	795,891
3.10%, 03/15/26	1,365	1,363,498
3.13%, 05/15/60 (Call 11/15/59)	557	437,262
3.25%, 05/15/51 (Call 11/15/50)	896	751,896
3.38%, 04/15/27	585	588,697
3.45%, 01/15/27	495	499,950
3.50%, 02/15/24	939	945,817
3.50%, 08/15/39 (Call 02/15/39)	780	711,251
3.70%, 12/15/25	501	509,412
3.70%, 08/15/49 (Call 02/15/49)	690	625,416
3.75%, 07/15/25	1,011	1,030,078
3.75%, 10/15/47 (Call 04/15/47)	553	505,907
3.85%, 06/15/28	890	914,101
3.88%, 12/15/28	800	819,008
3.88%, 08/15/59 (Call 02/15/59)	647	593,467
3.95%, 10/15/42 (Call 04/15/42)(c)	366	346,964
4.00%, 05/15/29 (Call 03/15/29)	900	925,506
4.20%, 05/15/32 (Call 02/15/32)	955	994,126
4.20%, 01/15/47 (Call 07/15/46)	772	758,984
4.25%, 03/15/43 (Call 09/15/42)	456	452,571
4.25%, 04/15/47 (Call 10/15/46)	764	752,013
4.25%, 06/15/48 (Call 12/15/47)	524	512,986
4.38%, 03/15/42 (Call 09/15/41)	310	311,119
4.45%, 12/15/48 (Call 06/15/48)	347	350,539
4.63%, 07/15/35	905	965,219
4.63%, 11/15/41 (Call 05/15/41)	193	200,759

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.75%, 07/15/45	$734	$780,044
4.75%, 05/15/52 (Call 11/15/51)	1,050	1,111,278
4.95%, 05/15/62 (Call 11/15/61)	800	864,248
5.70%, 10/15/40 (Call 04/15/40)	10	11,490
5.80%, 03/15/36	708	831,553
5.95%, 02/15/41 (Call 08/15/40)	385	449,461
6.50%, 06/15/37	425	534,165
6.63%, 11/15/37	391	493,399
6.88%, 02/15/38	762	977,120
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(b)	520	454,012
2.65%, 10/15/30 (Call 07/15/30)(b)	1,003	826,221
2.65%, 01/15/32 (Call 10/15/31)(b)	215	171,452
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/23)(b)	313	143,946
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	94	73,712
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	20	14,946
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	504	500,018
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	235	171,886
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	89	61,966
		168,043,127
Holding Companies - Diversified — 0.4%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)(d)	400	400,476
6.88%, 03/25/44 (Call 09/25/43)(d)	200	189,390
Amipeace Ltd.
1.50%, 10/22/25(d)	600	561,468
1.75%, 11/09/26(d)	600	563,370
2.25%, 10/22/30(d)	1,200	1,057,344
2.50%, 12/05/24(d)	600	586,668
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	627	543,785
2.88%, 06/15/27 (Call 05/15/27)	555	487,551
2.88%, 06/15/28 (Call 04/15/28)	908	751,552
3.20%, 11/15/31 (Call 08/15/31)	465	366,434
3.25%, 07/15/25 (Call 06/15/25)	1,004	946,772
3.88%, 01/15/26 (Call 12/15/25)	437	411,899
4.20%, 06/10/24 (Call 05/10/24)	701	696,310
4.25%, 03/01/25 (Call 01/01/25)	631	615,427
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	145	125,509
2.95%, 03/10/26 (Call 02/10/26)	307	275,818
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	110	95,759
Beijing State-Owned Assets Management Hong Kong
Co. Ltd., 4.13%, 05/26/25(d)	1,000	999,960
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	745	679,358
2.63%, 12/15/26 (Call 11/15/26)(b)	865	734,826
2.70%, 01/15/25 (Call 11/15/24)(b)	200	184,180
3.25%, 03/15/27 (Call 02/15/27)(b)	805	695,874
4.00%, 01/15/29 (Call 11/15/28)(b)	545	458,449
4.70%, 03/24/25(b)(c)	605	585,942
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	795	669,787
2.75%, 09/16/26 (Call 08/16/26)	375	334,050
2.85%, 09/30/28 (Call 07/30/28)	420	336,479
3.63%, 01/15/26 (Call 12/15/25)	653	617,712
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	166,118
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Ccthk 2021 Ltd.
2.00%, 01/19/25(d)	$200	$189,838
2.75%, 01/19/27(d)	200	188,390
CITIC Ltd.
2.45%, 02/25/25(d)	600	579,234
2.85%, 02/25/30(d)	800	721,296
3.50%, 02/17/32 (Call 11/17/31)(d)	200	185,416
3.70%, 06/14/26(d)	200	199,710
3.88%, 02/28/27(d)	400	399,688
4.00%, 01/11/28(d)	400	398,608
CK Hutchison International 17 II Ltd., 3.25%,
09/29/27(b)(c)	261	256,947
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,560	1,442,953
3.38%, 09/06/49 (Call 03/06/49)(b)	325	265,603
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(b)	656	652,477
3.63%, 04/11/29 (Call 01/11/29)(b)	817	799,271
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	200	186,366
CNCBINV 1 BVI Ltd., 1.75%, 11/17/24(d)	400	378,492
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	210	161,209
5.25%, 04/15/29 (Call 04/15/24)(b)	580	512,331
Dua Capital Ltd., 2.78%, 05/11/31 (Call 11/11/30)(d)	400	332,336
Fairfax India Holdings Corp., 5.00%, 02/26/28 (Call 12/26/27)(d)	250	223,700
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	283	284,472
FS KKR Capital Corp.
1.65%, 10/12/24	655	607,532
2.63%, 01/15/27 (Call 12/15/26)	700	598,101
3.13%, 10/12/28 (Call 08/12/28)	325	270,315
3.25%, 07/15/27 (Call 06/15/27)	200	175,434
3.40%, 01/15/26 (Call 12/15/25)	385	351,247
4.13%, 02/01/25 (Call 01/01/25)	419	404,532
4.25%, 02/14/25 (Call 01/14/25)(b)	80	76,474
4.63%, 07/15/24 (Call 06/15/24)(c)	210	209,811
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(d)	200	174,572
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	800	747,768
3.75%, 02/10/25 (Call 01/10/25)(c)	350	343,973
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	900	744,741
2.50%, 08/24/26 (Call 07/24/26)	235	204,528
3.38%, 04/15/24 (Call 03/15/24)	119	115,543
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(d)	600	556,266
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(d)	400	375,688
Hainan State Farms International HK Co. Ltd., 3.00%, 02/03/24(d)	400	387,976
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	430	355,997
4.75%, 04/27/27(d)	400	340,564
Huarong Finance 2019 Co. Ltd.
2.13%, 09/30/23 (Call 08/30/23)(d)	600	555,048
3.25%, 11/13/24 (Call 10/13/24)(d)	200	178,060
3.38%, 02/24/30 (Call 11/28/29)(d)	1,200	900,852
3.63%, 09/30/30 (Call 06/30/30)(d)	400	300,756
3.75%, 05/29/24(d)	400	366,064

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.88%, 11/13/29 (Call 08/13/29)(d)	$400	$301,368
4.50%, 05/29/29(d)	700	552,419
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	200	173,612
4.88%, 11/22/26(d)	200	173,492
5.00%, 11/19/25(d)	400	358,176
5.50%, 01/16/25(d)	800	728,584
Huatong International Investment Holdings Co. Ltd.,
2.98%, 03/04/24(d)	400	383,412
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	441	397,134
4.75%, 09/15/24 (Call 06/15/24)	650	637,715
5.25%, 05/15/27 (Call 11/15/26)	865	832,571
6.25%, 05/15/26 (Call 05/15/23)	750	746,932
6.38%, 12/15/25 (Call 12/15/22)	466	465,417
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(d)	400	380,044
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	280	226,915
3.75%, 05/28/51 (Call 11/28/50)(b)	360	249,970
4.50%, 04/08/52 (Call 10/08/51)(b)(c)	365	284,532
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(d)	400	364,396
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	855	759,437
5.20%, 05/01/24	435	437,449
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(d)	600	586,596
2.50%, 05/21/26 (Call 04/21/26)(d)	600	577,692
2.50%, 06/03/31 (Call 03/03/31)(d)	200	177,294
2.88%, 11/07/29 (Call 08/07/29)(d)	650	602,725
2.88%, 05/21/30 (Call 02/21/30)(d)	800	741,176
3.38%, 03/28/32 (Call 12/28/31)(d)	200	188,862
3.40%, 06/07/51 (Call 12/07/50)(d)	600	512,202
3.70%, 11/07/49 (Call 05/07/49)(d)	1,000	875,820
3.75%, 04/19/29(d)	600	593,472
3.95%, 05/21/50 (Call 11/21/49)(d)	1,200	1,095,744
6.88%, 11/01/41(b)	200	258,560
MDGH-GMTN BV
3.00%, 04/19/24(d)	600	593,658
4.50%, 11/07/28(d)	600	621,018
Mumtalakat Sukuk Holding Co.
4.10%, 01/21/27(d)	400	388,680
5.63%, 02/27/24(d)	200	201,980
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	635	556,317
3.50%, 02/25/25 (Call 01/25/25)	522	501,010
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	210	179,506
2.88%, 06/11/28 (Call 04/11/28)	505	414,211
3.40%, 07/15/26 (Call 06/15/26)	787	708,213
3.75%, 07/22/25 (Call 06/22/25)	625	595,850
4.00%, 03/30/25 (Call 02/28/25)	309	298,528
4.25%, 01/15/26 (Call 12/15/25)	560	535,119
5.25%, 04/15/24 (Call 03/15/24)	354	354,170
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b)	255	218,793
OWL Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(b)	55	47,856
4.70%, 02/08/27 (Call 01/08/27)(b)	70	64,594
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	$635	$544,049
4.75%, 12/15/25 (Call 11/15/25)(b)	764	715,616
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	360	310,432
3.44%, 10/15/28 (Call 08/15/28)	305	239,526
3.71%, 01/22/26 (Call 12/22/25)	380	343,151
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70 (Call 01/16/70)(c)(d)	400	284,292
4.50%, 10/25/42(d)	200	180,840
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(d)	200	186,342
1.88%, 11/22/26 (Call 10/22/26)(d)	400	375,324
3.25%, 05/21/24(d)	200	198,946
3.63%, 05/04/27(d)	400	402,516
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	200	204,758
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(c)	180	159,568
3.88%, 11/01/24 (Call 10/01/24)	105	101,555
Stena AB, 7.00%, 02/01/24(b)(c)	225	218,642
Stena International SA, 6.13%, 02/01/25 (Call 02/01/23)(b)	335	322,307
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(d)	400	367,824
Swire Pacific MTN Financing Ltd.
3.00%, 07/05/24(d)	600	592,926
4.50%, 10/09/23(d)	250	252,998
Temasek Financial I Ltd.
1.00%, 10/06/30 (Call 07/06/30)(b)	500	418,495
1.63%, 08/02/31 (Call 05/02/31)(b)	500	432,915
2.25%, 04/06/51 (Call 10/06/50)(b)	600	433,536
2.38%, 08/02/41 (Call 02/02/41)(b)(c)	500	399,565
2.50%, 10/06/70 (Call 04/06/70)(b)	500	343,575
2.75%, 08/02/61 (Call 02/02/61)(b)(c)	600	458,892
3.38%, 07/23/42(b)	250	232,783
3.63%, 08/01/28 (Call 05/01/28)(b)(c)	850	869,346
5.38%, 11/23/39(b)	250	298,822
Xi Yang Overseas Ltd., 4.30%, 06/05/24(d)	200	199,278
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	600	550,866
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(d)	200	196,896
Zhongyuan Zhicheng Co. Ltd., 3.20%, 07/06/26(d)	200	186,098
		64,804,346
Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/15/23)(b)	120	105,373
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	220	170,676
4.63%, 04/01/30 (Call 04/01/25)(b)	215	163,187
6.63%, 01/15/28 (Call 01/15/23)(b)	100	87,624
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	230	202,871
6.75%, 03/15/25 (Call 03/15/23)	83	79,873
7.25%, 10/15/29 (Call 10/15/24)	205	186,443
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	305	237,805
5.00%, 06/15/29 (Call 06/15/24)(b)	200	157,944
6.25%, 09/15/27 (Call 09/15/22)(b)	332	298,611
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)(c)	270	231,031
6.75%, 06/01/27 (Call 06/01/23)(c)	300	304,980

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	$1,060	$937,411
1.40%, 10/15/27 (Call 08/15/27)	195	167,468
2.50%, 10/15/24 (Call 09/15/24)	415	401,019
2.60%, 10/15/25 (Call 09/15/25)	401	383,071
5.75%, 08/15/23 (Call 05/15/23)	118	119,905
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(b)	315	274,916
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(b)	195	172,520
5.00%, 03/01/28 (Call 03/01/23)(b)(c)	170	149,292
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(b)	275	251,567
K Hovnanian Enterprises Inc., 10.50%, 02/15/26 (Call 02/15/23)(b)	5	4,911
KB Home
4.00%, 06/15/31 (Call 12/15/30)	230	193,881
4.80%, 11/15/29 (Call 05/15/29)	155	139,936
6.88%, 06/15/27 (Call 12/15/26)(c)	225	232,846
7.25%, 07/15/30 (Call 07/15/25)	125	125,608
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	422	423,507
4.75%, 05/30/25 (Call 02/28/25)	455	460,692
4.75%, 11/29/27 (Call 05/29/27)	1,255	1,267,638
4.88%, 12/15/23 (Call 09/15/23)	180	182,036
5.00%, 06/15/27 (Call 12/15/26)	400	405,208
5.25%, 06/01/26 (Call 12/01/25)	285	292,515
5.88%, 11/15/24 (Call 05/15/24)	285	293,561
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	160	131,872
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	195	162,037
4.95%, 02/01/28 (Call 02/01/23)	315	291,791
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	305	245,836
5.25%, 12/15/27 (Call 12/15/22)(b)	360	315,918
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	226	167,803
3.85%, 01/15/30 (Call 07/15/29)	370	311,251
3.97%, 08/06/61 (Call 02/06/61)	140	85,910
6.00%, 01/15/43 (Call 10/15/42)	445	380,862
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	205	183,534
5.13%, 06/06/27 (Call 12/06/26)	335	329,516
6.00%, 06/01/25 (Call 03/01/25)	188	190,982
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(b)(c)	180	145,782
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	140	125,993
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/23)(b)	382	387,065
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	414	421,224
5.50%, 03/01/26 (Call 12/01/25)(c)	650	672,048
6.00%, 02/15/35	303	308,712
6.38%, 05/15/33	345	368,312
7.88%, 06/15/32	188	219,182
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(b)(c)	297	248,304
4.75%, 04/01/29 (Call 04/01/24)(b)	225	183,292
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)	50	44,112
Security	Par (000)	Value

Home Builders (continued)
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	$325	$297,313
5.75%, 01/15/28 (Call 10/15/27)(b)	245	237,324
5.88%, 06/15/27 (Call 03/15/27)(b)	310	316,572
Taylor Morrison Communities Inc./Taylor Morrison
Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	180	182,471
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	315	259,673
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(c)	230	207,782
4.35%, 02/15/28 (Call 11/15/27)(c)	345	328,982
4.88%, 11/15/25 (Call 08/15/25)(c)	234	234,477
4.88%, 03/15/27 (Call 12/15/26)	230	227,309
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(c)	267	268,674
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)(c)	183	176,469
5.70%, 06/15/28 (Call 12/15/27)(c)	205	196,763
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(b)	140	133,700
		18,094,773
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	50	50,346
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	343	328,930
3.50%, 11/15/51 (Call 05/15/51)	530	419,092
4.40%, 03/15/29 (Call 12/15/28)	381	377,091
Panasonic Holdings Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	245	238,953
3.11%, 07/19/29 (Call 04/19/29)(b)	315	294,220
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	415	336,719
4.00%, 04/15/29 (Call 04/15/24)(b)(c)	570	490,952
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	415	356,962
3.70%, 05/01/25	420	420,151
4.00%, 03/01/24	40	40,246
4.50%, 06/01/46 (Call 12/01/45)	310	273,835
4.60%, 05/15/50 (Call 11/15/49)	355	319,461
4.70%, 05/14/32 (Call 02/14/32)(c)	160	164,123
4.75%, 02/26/29 (Call 11/26/28)(c)	683	698,593
		4,809,674
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)(c)	310	270,202
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	500	409,470
2.65%, 04/30/30 (Call 01/30/30)	405	352,670
4.88%, 12/06/28 (Call 09/06/28)	440	452,307
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	322	282,136
4.13%, 04/30/31 (Call 04/30/26)(b)	222	191,528
5.13%, 02/01/28 (Call 01/01/23)(c)	225	210,485
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	310	273,222
3.15%, 08/01/27 (Call 05/01/27)	425	417,290
3.95%, 08/01/47 (Call 02/01/47)	284	258,281
5.00%, 06/15/52 (Call 12/15/51)	270	290,906
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	88	74,878

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
3.10%, 10/01/27 (Call 07/01/27)	$849	$829,694
3.90%, 05/15/28 (Call 02/15/28)	260	263,461
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	460	414,106
2.00%, 11/02/31 (Call 08/02/31)(c)	710	624,779
2.75%, 02/15/26	422	415,953
2.88%, 02/07/50 (Call 08/07/49)(c)	473	374,711
3.05%, 08/15/25	535	531,870
3.10%, 03/26/30 (Call 12/26/29)	593	575,856
3.20%, 04/25/29 (Call 01/25/29)	718	702,663
3.20%, 07/30/46 (Call 01/30/46)	320	269,821
3.90%, 05/04/47 (Call 11/04/46)	310	288,154
3.95%, 11/01/28 (Call 08/01/28)	387	397,677
5.30%, 03/01/41	85	93,275
6.63%, 08/01/37	372	475,011
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(d)	400	341,800
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(b)	301	258,851
7.00%, 12/31/27 (Call 12/31/23)(b)(c)	315	240,480
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	1,776	1,746,003
3.00%, 06/26/27 (Call 03/26/27)(b)(c)	663	643,382
3.63%, 09/21/23 (Call 06/21/23)(b)	200	200,726
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/15/46)(b)	635	644,341
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	265	218,196
5.00%, 10/01/29 (Call 10/01/24)(b)(c)	270	242,870
5.50%, 07/15/30 (Call 07/15/25)(b)	225	202,462
5.75%, 07/15/25 (Call 07/15/23)	196	195,826
		14,675,343
Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/23)(b)	25	24,016
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/23)(b)	410	386,261
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	240	237,895
4.45%, 04/01/26 (Call 01/01/26)	1,175	1,160,688
4.88%, 06/01/25 (Call 05/01/25)	310	312,003
5.63%, 04/01/36 (Call 10/01/35)	245	225,915
5.75%, 04/01/46 (Call 10/01/45)	422	361,291
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	310	255,648
4.38%, 02/01/32 (Call 08/01/26)(c)	240	199,154
4.50%, 10/15/29 (Call 10/15/24)	260	222,737
5.25%, 12/15/26 (Call 12/15/22)(c)	225	215,534
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)(c)	370	262,570
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(d)	400	352,628
		4,216,340
Insurance — 1.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	258	335,235
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	470	416,758
6.00%, 08/01/29 (Call 08/01/24)(b)(c)	305	254,163
7.00%, 11/15/25 (Call 11/15/22)(b)	585	561,758
10.13%, 08/01/26 (Call 08/01/22)(b)	220	222,950
Security	Par (000)	Value

Insurance (continued)
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(a)	$230	$222,546
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	332	325,380
3.25%, 03/17/25	209	208,204
3.60%, 04/01/30 (Call 01/01/30)	570	559,176
3.63%, 11/15/24	1,121	1,119,724
4.00%, 10/15/46 (Call 04/15/46)	162	142,563
4.75%, 01/15/49 (Call 07/15/48)	440	436,819
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(d)(e)	400	344,112
3.20%, 09/16/40 (Call 03/16/40)(b)(c)	2,105	1,715,659
3.38%, 04/07/30 (Call 01/07/30)(b)(c)	686	658,972
3.60%, 04/09/29 (Call 01/09/29)(b)	627	615,777
3.90%, 04/06/28 (Call 01/06/28)(b)	713	717,192
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	281	333,095
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	410	313,433
3.63%, 05/15/30 (Call 02/15/30)	15	14,466
4.90%, 09/15/44 (Call 03/15/44)	100	99,056
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	475	443,626
5.88%, 11/01/29 (Call 11/01/24)(b)	279	243,015
6.75%, 10/15/27 (Call 10/15/22)(b)(c)	810	768,601
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	219	215,998
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	100	91,096
1.45%, 12/15/30 (Call 09/15/30)	575	474,197
3.28%, 12/15/26 (Call 09/15/26)	411	410,149
3.85%, 08/10/49 (Call 02/10/49)	440	395,481
4.20%, 12/15/46 (Call 06/15/46)	533	501,297
4.50%, 06/15/43	423	412,268
5.35%, 06/01/33	88	96,311
5.55%, 05/09/35	192	216,720
5.95%, 04/01/36	50	58,102
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)	109	112,214
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(a)	565	523,269
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(c)	351	350,940
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	574	503,323
5.25%, 04/02/30 (Call 01/02/30)	175	180,661
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	685	660,813
3.40%, 06/30/30 (Call 03/30/30)(c)	200	188,758
3.75%, 07/10/25 (Call 04/10/25)	364	363,581
3.90%, 04/01/26 (Call 01/01/26)	1,155	1,155,751
4.13%, 02/15/24	421	425,286
4.38%, 06/30/50 (Call 12/30/49)	420	396,308
4.50%, 07/16/44 (Call 01/16/44)	40	37,884
4.75%, 04/01/48 (Call 10/01/47)	769	753,066
4.80%, 07/10/45 (Call 01/10/45)	509	492,188
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	399	367,563
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	630	523,209

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	$5	$4,328
3.83%, 03/11/51 (Call 09/11/50)(b)	285	231,352
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)(c)	430	391,373
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,178	1,066,549
3.75%, 05/02/29 (Call 02/02/29)	224	218,194
4.50%, 12/15/28 (Call 09/15/28)	1,205	1,222,665
6.25%, 09/30/40	190	215,452
8.21%, 01/01/27	585	630,478
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	595	498,086
2.60%, 12/02/31 (Call 09/02/31)	235	205,188
2.85%, 05/28/27 (Call 04/28/27)	120	114,968
2.90%, 08/23/51 (Call 02/23/51)	135	98,582
3.90%, 02/28/52 (Call 08/28/51)	250	216,875
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/01/24)	750	750,000
3.88%, 12/15/25 (Call 09/15/25)	645	648,148
4.60%, 06/14/44 (Call 03/14/44)	440	409,636
4.75%, 05/15/45 (Call 11/15/44)	312	297,230
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	153	154,028
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	72	71,900
5.03%, 12/15/46 (Call 06/15/46)	443	426,113
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	341	275,214
7.35%, 05/01/34(c)	208	257,966
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	493	490,017
Argentum Netherlands BV for Swiss Re Ltd. 5.63%, 08/15/52 (Call 08/15/27), (3 mo. LIBOR US + 3.784%)(a)(d)	400	382,000
5.75%, 08/15/50 (Call 08/15/25), (3 mo. LIBOR US + 3.593%)(a)(d)	400	392,260
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	580	489,282
3.05%, 03/09/52 (Call 09/09/51)	455	323,246
3.50%, 05/20/51 (Call 11/20/50)	325	256,912
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	105	84,978
3.70%, 02/22/30 (Call 11/22/29)(c)	266	243,818
4.90%, 03/27/28 (Call 12/27/27)	177	179,600
7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(a)	230	230,471
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	155	139,289
3.60%, 09/15/51 (Call 03/15/51)	153	118,072
5.00%, 07/01/24(c)	143	146,398
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(b)	375	333,637
7.00%, 08/15/25 (Call 08/15/22)(b)	296	292,075
Athene Global Funding
0.91%, 08/19/24(b)	1,395	1,298,089
0.95%, 01/08/24(b)	120	114,570
1.00%, 04/16/24(b)	1,120	1,053,427
1.20%, 10/13/23(b)	102	98,543
1.45%, 01/08/26(b)	25	22,564
1.61%, 06/29/26(b)	635	561,651
1.72%, 01/07/25(b)	200	187,536
Security	Par (000)	Value

Insurance (continued)
1.73%, 10/02/26(b)	$985	$878,295
1.99%, 08/19/28(b)	1,445	1,224,291
2.45%, 08/20/27(b)	580	511,821
2.50%, 01/14/25(b)	166	158,452
2.50%, 03/24/28(b)	15	13,104
2.55%, 06/29/25(b)	1,055	1,001,701
2.55%, 11/19/30(b)(c)	550	452,364
2.67%, 06/07/31(b)	220	180,308
2.72%, 01/07/29(b)	200	173,938
2.75%, 06/25/24(b)	1,258	1,216,297
2.95%, 11/12/26(b)	448	417,455
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	35	24,761
3.50%, 01/15/31 (Call 10/15/30)(c)	707	618,957
3.95%, 05/25/51 (Call 11/25/50)	200	151,456
4.13%, 01/12/28 (Call 10/12/27)	536	517,267
6.15%, 04/03/30 (Call 01/03/30)	70	72,518
AXA SA
5.13%, 01/17/47 (Call 01/17/27), (3 mo. LIBOR US + 3.883%)(a)(d)	400	394,116
8.60%, 12/15/30	1,056	1,289,851
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	356	341,133
4.90%, 01/15/40 (Call 01/15/30)(a)	141	122,114
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	560	550,402
Beazley Insurance DAC, 5.50%, 09/10/29(d)	200	187,616
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	653	540,129
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,038	881,148
1.85%, 03/12/30 (Call 12/12/29)	408	361,925
2.30%, 03/15/27 (Call 02/15/27)(c)	600	583,194
2.50%, 01/15/51 (Call 07/15/50)	877	627,967
2.85%, 10/15/50 (Call 04/15/50)	1,143	870,692
2.88%, 03/15/32 (Call 12/15/31)	50	47,229
3.85%, 03/15/52 (Call 09/15/51)	800	724,672
4.20%, 08/15/48 (Call 02/15/48)	1,051	1,033,406
4.25%, 01/15/49 (Call 07/15/48)	1,295	1,274,047
4.30%, 05/15/43	115	113,243
4.40%, 05/15/42	558	557,509
5.75%, 01/15/40(c)	838	977,711
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	1,545	1,551,257
4.50%, 02/11/43	575	587,230
Brighthouse Financial Global Funding
1.20%, 12/15/23(b)	250	241,310
1.55%, 05/24/26(b)	160	143,960
1.75%, 01/13/25(b)	200	187,746
2.00%, 06/28/28(b)(c)	215	188,893
Brighthouse Financial Inc.
4.70%, 06/22/47 (Call 12/22/46)(c)	751	618,832
5.63%, 05/15/30 (Call 02/15/30)(c)	760	770,260
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	400	345,836
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	690	567,766
4.20%, 09/15/24 (Call 06/15/24)	875	877,161
4.20%, 03/17/32 (Call 12/17/31)	190	179,332
4.50%, 03/15/29 (Call 12/15/28)	152	151,067
4.95%, 03/17/52 (Call 09/17/51)(c)	230	211,319

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb Corp. (The)
6.00%, 05/11/37	$264	$317,592
Series 1, 6.50%, 05/15/38	220	265,538
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	749	622,838
2.85%, 12/15/51 (Call 06/15/51)	103	78,133
3.05%, 12/15/61 (Call 06/15/61)	383	286,384
3.15%, 03/15/25	1,384	1,380,443
3.35%, 05/15/24(c)	497	499,321
3.35%, 05/03/26 (Call 02/03/26)	894	895,573
4.35%, 11/03/45 (Call 05/03/45)	1,005	980,197
6.70%, 05/15/36	20	24,687
Cincinnati Financial Corp.
6.13%, 11/01/34	18	20,686
6.92%, 05/15/28	30	34,135
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26), (3 mo. LIBOR US + 4.918%)(a)(d)	400	403,016
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	190	157,841
3.45%, 08/15/27 (Call 05/10/27)	395	381,463
3.90%, 05/01/29 (Call 02/01/29)	470	452,666
3.95%, 05/15/24 (Call 02/15/24)	409	410,121
4.50%, 03/01/26 (Call 12/01/25)	655	666,502
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	287	292,149
5.25%, 05/30/29 (Call 02/28/29)	649	639,440
CNO Global Funding
1.65%, 01/06/25(b)	280	264,782
1.75%, 10/07/26(b)	300	269,730
2.65%, 01/06/29(b)	200	178,368
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(b)	300	293,571
3.65%, 04/05/27 (Call 03/05/27)(b)	350	336,990
3.85%, 04/05/29 (Call 02/05/29)(b)	425	403,172
3.90%, 04/05/32 (Call 01/05/32)(b)	375	348,960
4.35%, 04/05/42 (Call 10/05/41)(b)	300	263,343
4.40%, 04/05/52 (Call 10/05/51)(b)	360	310,050
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	25	22,710
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	25	21,933
1.78%, 03/17/31 (Call 12/17/30)(b)	497	410,656
3.08%, 09/17/51 (Call 03/17/51)(b)	340	245,235
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(a)	305	262,828
5.75%, 09/01/40 (Call 09/01/25)(a)	205	192,766
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	515	413,962
4.95%, 06/01/29 (Call 03/01/29)	407	390,997
Equitable Financial Life Global Funding
0.50%, 11/17/23(b)	1,140	1,095,221
0.80%, 08/12/24(b)	545	510,790
1.00%, 01/09/26(b)	370	334,162
1.10%, 11/12/24(b)	670	629,706
1.30%, 07/12/26(b)	1,125	1,014,660
1.40%, 07/07/25(b)	875	807,494
1.40%, 08/27/27(b)	155	136,071
1.70%, 11/12/26(b)	1,215	1,101,689
1.75%, 11/15/30(b)(c)	922	760,410
1.80%, 03/08/28(b)	210	186,260
Security	Par (000)	Value

Insurance (continued)
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	$928	$937,828
5.00%, 04/20/48 (Call 10/20/47)	602	584,650
7.00%, 04/01/28	23	25,954
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	424	310,050
3.50%, 10/15/50 (Call 04/15/50)	245	192,078
4.87%, 06/01/44	95	91,148
F&G Global Funding
0.90%, 09/20/24(b)	435	402,901
1.75%, 06/30/26(b)	505	457,202
2.00%, 09/20/28(b)	755	648,258
2.30%, 04/11/27(b)	500	456,300
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	283	277,357
4.85%, 04/17/28 (Call 01/17/28)	425	425,157
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(a)(b)	185	195,623
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 1.374%)(a)(b)	295	275,347
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	180	184,864
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	508	415,884
3.20%, 09/17/51 (Call 03/17/51)(c)	265	171,956
3.40%, 06/15/30 (Call 03/15/30)	540	485,190
4.50%, 08/15/28 (Call 05/15/28)(c)	76	75,736
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)(c)	100	79,012
4.00%, 05/15/30 (Call 02/15/30)	100	92,184
Five Corners Funding Trust, 4.42%, 11/15/23(b)	582	584,957
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	543	485,583
GA Global Funding Trust
1.00%, 04/08/24(b)	1,218	1,151,838
1.63%, 01/15/26(b)	640	582,970
2.25%, 01/06/27(b)	350	320,295
2.90%, 01/06/32(b)	300	254,277
Genworth Holdings Inc.
4.80%, 02/15/24	410	410,976
6.50%, 06/15/34	185	160,944
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	1,240	1,006,186
4.40%, 10/15/29 (Call 07/15/29)(b)	95	87,659
4.70%, 10/15/51 (Call 07/15/26)(a)(b)	500	411,050
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	920	767,197
4.55%, 09/15/28 (Call 06/15/28)	297	301,485
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)(c)	200	199,468
4.58%, 05/17/48 (Call 11/17/47)(b)	345	325,859
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	179	158,648
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	1,848	1,689,756
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/23)(b)(c)	340	335,342
Guardian Life Global Funding
1.40%, 07/06/27(b)(c)	210	187,717
1.63%, 09/16/28(b)(c)	38	32,865
2.90%, 05/06/24(b)	190	188,170

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.25%, 03/29/27(b)	$500	$490,995
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	306	234,711
4.85%, 01/24/77(b)	495	462,345
4.88%, 06/19/64(b)	318	310,890
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	290	242,336
4.50%, 04/15/26 (Call 01/15/26)	13	13,110
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32 (Call 02/04/27)(a)(d)	200	184,294
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	540	492,539
2.90%, 09/15/51 (Call 03/15/51)	35	25,257
3.60%, 08/19/49 (Call 02/19/49)	655	535,063
4.30%, 04/15/43	542	492,429
4.40%, 03/15/48 (Call 09/15/47)	165	152,803
5.95%, 10/15/36	410	462,004
6.10%, 10/01/41	237	264,430
High Street Funding Trust I, 4.11%, 02/15/28 (Call 11/15/27)(b)(c)	205	203,780
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(b)	125	119,560
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	225	167,821
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(b)	335	300,756
7.00%, 05/01/26 (Call 05/01/23)(b)	1,002	988,884
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(b)	225	158,443
Jackson National Life Global Funding
2.65%, 06/21/24(b)	380	372,351
3.05%, 04/29/26(b)	117	113,050
3.05%, 06/21/29(b)	150	140,159
3.25%, 01/30/24(b)	170	168,205
3.88%, 06/11/25(b)	425	423,461
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	360	379,850
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	30	24,982
3.80%, 02/23/32 (Call 11/23/31)	255	232,119
4.35%, 02/15/25 (Call 11/15/24)	180	179,845
La Mondiale SAM, 5.88%, 01/26/47 (Call 01/26/27)(a)(d)	600	589,884
Legal & General Group PLC, 5.25%, 03/21/47 (Call 03/21/27)(a)(d)	200	194,670
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	370	292,936
3.95%, 05/15/60 (Call 11/15/59)(b)	985	719,395
4.13%, 12/15/51 (Call 12/15/26)(a)(b)	250	207,887
4.30%, 02/01/61 (Call 02/03/26)(b)	495	346,475
4.57%, 02/01/29(b)	750	749,902
4.85%, 08/01/44(b)(c)	135	125,650
5.50%, 06/15/52 (Call 12/15/51)(b)	200	198,778
7.80%, 03/07/87(b)	260	300,797
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	443	401,788
3.35%, 03/09/25	411	408,024
3.40%, 01/15/31 (Call 10/15/30)	380	349,809
3.63%, 12/12/26 (Call 09/15/26)	698	690,099
3.80%, 03/01/28 (Call 12/01/27)	273	267,606
4.00%, 09/01/23	323	325,035
4.35%, 03/01/48 (Call 09/01/47)	455	397,251
4.38%, 06/15/50 (Call 12/15/49)(c)	95	82,174
Security	Par (000)	Value

Insurance (continued)
6.30%, 10/09/37	$158	$178,619
7.00%, 06/15/40	236	276,078
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	670	625,720
3.75%, 04/01/26 (Call 01/01/26)	375	377,205
4.13%, 05/15/43 (Call 11/15/42)	372	328,119
6.00%, 02/01/35	25	27,825
M&G PLC, 6.50%, 10/20/48 (Call 10/20/28)(a)(d)	200	204,090
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	596	559,394
3.70%, 03/16/32 (Call 12/16/31)(c)	150	144,203
4.06%, 02/24/32 (Call 02/24/27)(a)	295	275,934
4.15%, 03/04/26	1,518	1,528,474
5.38%, 03/04/46	621	676,344
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	730	684,492
3.45%, 05/07/52 (Call 11/07/51)	155	119,942
3.50%, 11/01/27 (Call 08/01/27)	160	155,925
4.15%, 09/17/50 (Call 03/17/50)	316	269,855
4.30%, 11/01/47 (Call 05/01/47)	205	179,699
5.00%, 04/05/46	349	337,689
5.00%, 05/20/49 (Call 11/20/48)	355	346,941
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	931	816,347
2.38%, 12/15/31 (Call 09/15/31)(c)	175	153,430
2.90%, 12/15/51 (Call 06/15/51)	60	44,653
3.50%, 06/03/24 (Call 03/03/24)	382	381,962
3.50%, 03/10/25 (Call 12/10/24)	505	504,929
3.75%, 03/14/26 (Call 12/14/25)	453	457,788
3.88%, 03/15/24 (Call 02/15/24)	1,163	1,169,827
4.20%, 03/01/48 (Call 09/01/47)	430	396,585
4.35%, 01/30/47 (Call 07/30/46)	321	303,717
4.38%, 03/15/29 (Call 12/15/28)	1,053	1,074,702
4.75%, 03/15/39 (Call 09/15/38)	250	252,452
4.90%, 03/15/49 (Call 09/15/48)	859	892,724
5.88%, 08/01/33	175	197,207
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	615	440,328
3.38%, 04/15/50(b)	165	129,952
3.73%, 10/15/70(b)	548	415,039
4.90%, 04/01/77(b)(c)	219	205,825
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(a)(b)	845	825,531
MassMutual Global Funding II
0.60%, 04/12/24(b)	948	902,050
1.55%, 10/09/30(b)(c)	125	104,348
2.35%, 01/14/27(b)(c)	1,120	1,062,320
2.75%, 06/22/24(b)	853	839,446
2.80%, 03/21/25(b)(c)	300	294,702
2.95%, 01/11/25(b)(c)	250	246,727
3.40%, 03/08/26(b)	360	356,828
MBIA Inc., 5.70%, 12/01/34(c)	205	184,853
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	475	468,288
Met Tower Global Funding
1.25%, 09/14/26(b)	205	185,045
3.70%, 06/13/25(b)	300	300,225
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	300	327,009

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
MetLife Inc.
3.00%, 03/01/25	$441	$437,225
3.60%, 04/10/24	585	590,645
3.60%, 11/13/25 (Call 08/13/25)	201	202,365
4.05%, 03/01/45	639	589,867
4.13%, 08/13/42	365	341,264
4.55%, 03/23/30 (Call 12/23/29)(c)	855	890,226
4.60%, 05/13/46 (Call 11/13/45)	407	409,678
4.72%, 12/15/44	510	505,471
4.88%, 11/13/43	588	605,540
5.00%, 07/15/52 (Call 01/15/52)	290	308,870
5.70%, 06/15/35	521	591,809
5.88%, 02/06/41	695	775,634
6.38%, 06/15/34	440	525,479
6.40%, 12/15/66 (Call 12/15/31)	1,078	1,127,566
6.50%, 12/15/32	305	362,962
9.25%, 04/08/68 (Call 04/08/33)(b)	215	256,837
10.75%, 08/01/69 (Call 08/01/34)	520	706,841
Series D, 4.37%, 09/15/23	874	884,916
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)(c)	250	239,132
0.70%, 09/27/24(b)(c)	165	154,839
0.95%, 07/02/25(b)	245	228,404
1.55%, 01/07/31(b)	295	243,396
2.40%, 01/11/32(b)	300	261,078
2.80%, 03/21/25(b)	165	161,561
2.95%, 04/09/30(b)	605	559,226
3.00%, 09/19/27(b)	225	215,244
3.05%, 06/17/29(b)	263	246,568
3.30%, 03/21/29(b)	300	285,549
3.45%, 12/18/26(b)	603	592,291
4.40%, 06/30/27(b)	150	153,875
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	450	433,116
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31)(a)(b)	400	416,680
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	56,926
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24), (3 mo. LIBOR US + 2.640%)(a)(b)	250	241,840
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(a)(b)(c)	25	24,024
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	350	290,710
5.30%, 11/18/44(b)	383	371,188
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,580	1,389,357
4.95%, 04/22/44(b)	73	68,536
9.38%, 08/15/39(b)	475	662,763
New York Life Global Funding
0.40%, 10/21/23(b)	406	392,285
0.60%, 08/27/24(b)	900	847,620
0.85%, 01/15/26(b)	450	412,195
0.95%, 06/24/25(b)	693	643,866
1.15%, 06/09/26(b)	1,000	914,630
1.20%, 08/07/30(b)	50	40,748
1.45%, 01/14/25(b)(c)	200	190,276
1.85%, 08/01/31(b)	525	440,569
2.00%, 01/22/25(b)	1,085	1,044,671
2.35%, 07/14/26(b)	100	95,710
2.88%, 04/10/24(b)	746	738,048
2.90%, 01/17/24(b)(c)	258	256,135
Security	Par (000)	Value

Insurance (continued)
3.00%, 01/10/28(b)	$303	$293,216
3.15%, 06/06/24(b)	420	416,863
3.25%, 04/07/27(b)	230	227,900
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)(c)	1,071	925,066
4.45%, 05/15/69 (Call 11/15/68)(b)	717	652,664
5.88%, 05/15/33(b)	530	601,794
6.75%, 11/15/39(b)	454	548,859
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)	360	297,360
2.90%, 09/16/51 (Call 09/16/31)(a)(b)	645	531,138
3.40%, 01/23/50 (Call 01/23/30)(a)(b)	820	723,650
4.70%, 01/20/46 (Call 01/20/26)(a)(b)	835	823,126
5.10%, 10/16/44 (Call 10/16/24)(a)(b)	805	805,105
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	365	368,913
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	65	59,173
1.75%, 01/11/27(b)	750	693,450
4.00%, 07/01/25(b)	1,000	1,011,000
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(b)	1,136	889,624
3.85%, 09/30/47 (Call 03/30/47)(b)	581	497,051
6.06%, 03/30/40(b)	252	281,308
Ohio National Financial Services Inc., 6.05%, 01/24/30 (Call 10/24/29)(b)(c)	163	159,693
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	335	266,690
3.88%, 08/26/26 (Call 07/26/26)	203	202,064
4.88%, 10/01/24 (Call 09/01/24)	25	25,437
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	165	137,235
Pacific Life Global Funding II
1.20%, 06/24/25(b)	800	741,688
1.38%, 04/14/26(b)	1,240	1,135,022
1.45%, 01/20/28(b)	90	77,363
1.60%, 09/21/28(b)(c)	1,043	892,912
2.45%, 01/11/32(b)(c)	945	806,898
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(a)(b)	364	318,868
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(b)	880	690,246
5.13%, 01/30/43(b)	50	49,768
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	524	507,253
4.50%, 10/01/50 (Call 04/01/30)(a)	115	101,164
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)(c)	310	233,557
Phoenix Group Holdings PLC, 5.38%, 07/06/27(d)	200	196,036
Pricoa Global Funding I
0.80%, 09/01/25(b)	490	449,712
1.15%, 12/06/24(b)	685	646,551
1.20%, 09/01/26(b)	660	601,814
2.40%, 09/23/24(b)	663	644,602
3.45%, 09/01/23(b)(c)	190	189,992
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(c)	225	194,495
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	1,040	886,818
3.10%, 11/15/26 (Call 08/15/26)	675	648,979
3.40%, 05/15/25 (Call 02/15/25)	519	514,121
3.70%, 05/15/29 (Call 02/15/29)	510	491,150
4.30%, 11/15/46 (Call 05/15/46)	120	111,606

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.35%, 05/15/43	$180	$167,078
4.63%, 09/15/42	300	285,870
6.05%, 10/15/36	10	11,380
Principal Life Global Funding II
0.75%, 04/12/24(b)	720	681,559
0.75%, 08/23/24(b)	30	28,109
0.88%, 01/12/26(b)	625	562,431
1.25%, 06/23/25(b)	960	888,451
1.25%, 08/16/26(b)	350	314,468
1.38%, 01/10/25(b)	545	514,295
1.50%, 11/17/26(b)(c)	300	270,723
1.50%, 08/27/30(b)	475	385,657
1.63%, 11/19/30(b)	275	223,410
2.25%, 11/21/24(b)(c)	650	624,539
2.50%, 09/16/29(b)(c)	320	284,438
3.00%, 04/18/26(b)(c)	450	435,820
Progressive Corp. (The)
2.45%, 01/15/27	341	328,775
2.50%, 03/15/27 (Call 02/15/27)	305	294,060
3.00%, 03/15/32 (Call 12/15/31)	235	220,134
3.20%, 03/26/30 (Call 12/26/29)	235	225,360
3.70%, 01/26/45	330	286,750
3.70%, 03/15/52 (Call 09/15/51)	245	218,070
3.95%, 03/26/50 (Call 09/26/49)	255	234,720
4.00%, 03/01/29 (Call 12/01/28)	32	32,544
4.13%, 04/15/47 (Call 10/15/46)	585	554,100
4.20%, 03/15/48 (Call 09/15/47)	444	419,913
4.35%, 04/25/44	146	140,255
6.25%, 12/01/32	10	11,888
6.63%, 03/01/29	206	239,300
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	402	401,292
Protective Life Global Funding
0.47%, 01/12/24(b)	215	205,301
0.63%, 10/13/23(b)(c)	210	203,343
0.78%, 07/05/24(b)(c)	1,135	1,070,067
1.17%, 07/15/25(b)	1,723	1,597,187
1.30%, 09/20/26(b)	1,110	1,000,421
1.62%, 04/15/26(b)	900	829,287
3.10%, 04/15/24(b)	200	197,660
3.22%, 03/28/25(b)	1,000	982,910
4.71%, 07/06/27(b)	200	204,850
Provident Financing Trust I, 7.41%, 03/15/38(c)	125	135,335
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	328	306,887
2.10%, 03/10/30 (Call 12/10/29)(c)	205	179,473
3.00%, 03/10/40 (Call 09/10/39)(c)	573	480,758
3.70%, 10/01/50 (Call 07/01/30)(a)	235	207,004
3.70%, 03/13/51 (Call 09/13/50)	1,111	958,904
3.88%, 03/27/28 (Call 12/27/27)	579	586,035
3.91%, 12/07/47 (Call 06/07/47)	638	570,366
3.94%, 12/07/49 (Call 06/07/49)	700	626,479
4.35%, 02/25/50 (Call 08/25/49)	554	529,929
4.42%, 03/27/48 (Call 09/27/47)	465	443,168
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(c)	705	660,550
4.60%, 05/15/44	496	487,320
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	629	608,029
Security	Par (000)	Value

Insurance (continued)
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	$830	$816,712
5.70%, 12/14/36	369	416,228
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	663	664,512
5.75%, 07/15/33(c)	115	130,371
6.63%, 12/01/37	90	109,089
6.63%, 06/21/40	35	41,372
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	35	38,968
Prudential PLC
2.95%, 11/03/33 (Call 08/03/28)(a)(d)	700	585,172
3.13%, 04/14/30	875	811,667
3.63%, 03/24/32 (Call 12/24/31)	600	571,044
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	548	497,414
3.90%, 05/15/29 (Call 02/15/29)	596	575,605
3.95%, 09/15/26 (Call 06/15/26)	400	399,936
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	510	460,071
2.50%, 10/30/24(b)	35	33,847
2.75%, 01/21/27(b)	210	197,524
3.85%, 09/19/23(b)	1,100	1,101,232
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	228	220,633
3.70%, 04/01/25 (Call 01/01/25)	25	24,853
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	262	249,154
RGA Global Funding
2.00%, 11/30/26(b)(c)	500	465,160
2.70%, 01/18/29(b)	500	452,375
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)(c)	250	223,905
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	265	249,203
Sammons Financial Group Inc.
4.45%, 05/12/27 (Call 02/12/27)(b)	20	19,562
4.75%, 04/08/32 (Call 01/08/32)(b)	1,000	915,430
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)(c)	663	553,134
5.13%, 11/13/26 (Call 09/13/26)(b)	255	248,179
Securian Financial Group Inc., 4.80%, 04/15/48(b)	95	83,552
Security Benefit Global Funding, 1.25%, 05/17/24(b)	20	18,879
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	80	77,618
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	620	584,803
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(a)(b)(c)	520	455,437
4.00%, 09/14/77 (Call 09/14/27), (3 mo. LIBOR US + 2.993%)(a)(b)(c)	935	887,848
Swiss Re America Holding Corp., 7.00%, 02/15/26	12	13,262
Swiss Re Finance Luxembourg SA
4.25%, (Call 09/04/24)(a)(d)(e)	400	372,548
5.00%, 04/02/49 (Call 04/02/29)(a)(b)	520	497,718
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	313	303,525
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	727	579,383
4.27%, 05/15/47 (Call 11/15/46)(b)(c)	1,349	1,255,798
4.38%, 09/15/54 (Call 09/15/24), (3 mo. LIBOR US + 2.661%)(a)(b)	75	73,993

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.90%, 09/15/44(b)	$1,081	$1,081,984
6.85%, 12/16/39(b)	354	428,489
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25)(a)(d)(e)	200	181,834
Transatlantic Holdings Inc., 8.00%, 11/30/39	130	170,846
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	180	130,696
3.05%, 06/08/51 (Call 12/08/50)	574	458,856
3.75%, 05/15/46 (Call 11/15/45)	195	171,789
4.00%, 05/30/47 (Call 11/30/46)	470	436,104
4.05%, 03/07/48 (Call 09/07/47)	82	76,496
4.10%, 03/04/49 (Call 09/04/48)	512	474,056
4.30%, 08/25/45 (Call 02/25/45)	490	469,729
4.60%, 08/01/43	185	184,088
5.35%, 11/01/40	550	601,645
6.25%, 06/15/37	610	752,508
6.75%, 06/20/36	230	288,756
Travelers Property Casualty Corp., 6.38%, 03/15/33(c)	162	197,368
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	259	260,391
Unum Group
4.00%, 03/15/24	272	272,207
4.00%, 06/15/29 (Call 03/15/29)	130	123,832
4.13%, 06/15/51 (Call 12/15/50)	50	37,396
4.50%, 12/15/49 (Call 06/15/49)	500	389,955
5.75%, 08/15/42	425	404,077
USI Inc./NY, 6.88%, 05/01/25 (Call 08/29/22)(b)	439	429,741
Vigorous Champion International Ltd.
2.75%, 06/02/25(d)	200	188,358
4.25%, 05/28/29(d)	400	366,152
4.38%, 09/10/23(d)	200	200,090
Voya Financial Inc.
3.65%, 06/15/26	393	387,506
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(a)	250	205,297
4.80%, 06/15/46	170	158,981
5.70%, 07/15/43	260	270,634
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	390	270,009
4.00%, 05/12/50 (Call 11/12/49)	55	47,676
4.75%, 08/01/44	305	291,836
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)(c)	5	5,569
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	147	117,895
5.15%, 01/15/49 (Call 07/15/48)(b)	125	129,236
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	544	483,339
3.60%, 05/15/24 (Call 03/15/24)	910	905,677
3.88%, 09/15/49 (Call 03/15/49)	503	404,638
4.50%, 09/15/28 (Call 06/15/28)	589	588,594
4.65%, 06/15/27 (Call 05/15/27)	320	322,122
5.05%, 09/15/48 (Call 03/15/48)	320	305,581
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/45 (Call 10/01/25), (3 mo. LIBOR US + 3.177%)(a)(d)	400	380,212
XLIT Ltd.
5.25%, 12/15/43	133	144,989
5.50%, 03/31/45	335	355,217
Security	Par (000)	Value

Insurance (continued)
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(d)	$400	$320,876
3.50%, 03/08/26 (Call 12/08/25)(d)	400	317,576
		235,013,228
Internet — 0.6%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%,
05/01/28 (Call 05/01/24)(b)	250	207,485
Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	1,093	746,519
3.25%, 02/09/61 (Call 08/09/60)	133	88,593
3.40%, 12/06/27 (Call 09/06/27)	1,350	1,306,152
3.60%, 11/28/24 (Call 08/28/24)	2,307	2,291,543
4.00%, 12/06/37 (Call 06/06/37)(c)	825	724,548
4.20%, 12/06/47 (Call 06/06/47)(c)	1,490	1,223,290
4.40%, 12/06/57 (Call 06/06/57)	670	550,057
4.50%, 11/28/34 (Call 05/28/34)	448	426,021
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	482	449,745
0.80%, 08/15/27 (Call 06/15/27)	980	885,734
1.10%, 08/15/30 (Call 05/15/30)	1,095	934,626
1.90%, 08/15/40 (Call 02/15/40)	947	710,581
2.00%, 08/15/26 (Call 05/15/26)	960	927,974
2.05%, 08/15/50 (Call 02/15/50)	1,365	970,501
2.25%, 08/15/60 (Call 02/15/60)	834	580,631
3.38%, 02/25/24	670	675,762
Amazon.com Inc.
0.45%, 05/12/24	1,845	1,767,344
0.80%, 06/03/25 (Call 05/03/25)	680	640,825
1.00%, 05/12/26 (Call 04/12/26)	1,452	1,348,705
1.20%, 06/03/27 (Call 04/03/27)	470	430,680
1.50%, 06/03/30 (Call 03/03/30)	1,279	1,112,244
1.65%, 05/12/28 (Call 03/12/28)	1,460	1,341,828
2.10%, 05/12/31 (Call 02/12/31)	1,808	1,629,297
2.50%, 06/03/50 (Call 12/03/49)	1,591	1,189,750
2.70%, 06/03/60 (Call 12/03/59)	1,025	740,921
2.80%, 08/22/24 (Call 06/22/24)	1,758	1,752,111
2.88%, 05/12/41 (Call 11/12/40)	1,480	1,249,016
3.10%, 05/12/51 (Call 11/12/50)	1,799	1,510,620
3.15%, 08/22/27 (Call 05/22/27)	1,723	1,723,069
3.25%, 05/12/61 (Call 11/12/60)	965	791,696
3.30%, 04/13/27 (Call 03/13/27)	1,135	1,141,753
3.45%, 04/13/29 (Call 02/13/29)	1,088	1,095,333
3.60%, 04/13/32 (Call 01/13/32)	1,683	1,702,859
3.80%, 12/05/24 (Call 09/05/24)	883	898,726
3.88%, 08/22/37 (Call 02/22/37)	1,160	1,169,234
3.95%, 04/13/52 (Call 10/13/51)	1,620	1,576,924
4.05%, 08/22/47 (Call 02/22/47)	1,628	1,610,141
4.10%, 04/13/62 (Call 10/13/61)	1,565	1,513,590
4.25%, 08/22/57 (Call 02/22/57)	694	697,984
4.80%, 12/05/34 (Call 06/05/34)	910	1,011,301
4.95%, 12/05/44 (Call 06/05/44)	871	964,981
5.20%, 12/03/25 (Call 09/03/25)	1,010	1,071,883
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)(c)	245	200,121
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	510	435,611
6.13%, 12/01/28 (Call 12/01/23)(b)(c)	390	324,121
B2W Digital Lux Sarl, 4.38%, 12/20/30 (Call 09/20/30)(d)	200	149,998
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	470	420,993

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
1.72%, 04/09/26 (Call 03/09/26)	$460	$424,005
2.38%, 08/23/31 (Call 05/23/31)(c)	555	466,389
3.08%, 04/07/25 (Call 03/07/25)(c)	320	311,094
3.43%, 04/07/30 (Call 01/07/30)	434	401,493
3.63%, 07/06/27	310	301,339
3.88%, 09/29/23 (Call 08/29/23)	945	947,882
4.13%, 06/30/25	520	519,168
4.38%, 05/14/24 (Call 04/14/24)(c)	740	744,965
4.38%, 03/29/28 (Call 12/29/27)(c)	210	209,397
4.88%, 11/14/28 (Call 08/14/28)	675	689,627
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	638	635,308
3.60%, 06/01/26 (Call 03/01/26)	962	972,024
3.65%, 03/15/25 (Call 12/15/24)	226	228,626
4.63%, 04/13/30 (Call 01/13/30)	1,034	1,066,219
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(b)(c)	230	204,286
5.63%, 09/15/28 (Call 09/15/23)(b)	250	201,330
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	245	211,175
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	295	278,297
7.00%, 06/15/27 (Call 06/15/24)(b)	150	151,274
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	410	377,733
1.90%, 03/11/25 (Call 02/11/25)	854	818,166
2.60%, 05/10/31 (Call 02/10/31)	180	155,041
2.70%, 03/11/30 (Call 12/11/29)	695	613,664
3.45%, 08/01/24 (Call 05/01/24)	212	211,909
3.60%, 06/05/27 (Call 03/05/27)	520	513,869
3.65%, 05/10/51 (Call 11/10/50)	341	275,937
4.00%, 07/15/42 (Call 01/15/42)	565	496,934
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	400	294,524
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	270	222,723
3.25%, 02/15/30 (Call 11/15/29)(c)	892	769,725
3.80%, 02/15/28 (Call 11/15/27)	605	565,221
4.63%, 08/01/27 (Call 05/01/27)	850	839,562
5.00%, 02/15/26 (Call 11/15/25)	403	407,526
6.25%, 05/01/25 (Call 02/01/25)(b)	328	340,831
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/23)(b)	165	157,098
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)(c)	490	437,065
5.25%, 12/01/27 (Call 06/01/23)(b)	325	318,006
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(b)(c)	360	246,982
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(b)	225	182,509
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(c)	703	652,679
3.88%, 04/29/26	634	627,711
4.13%, 01/14/50 (Call 07/14/49)	275	216,032
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	270	228,952
4.13%, 08/01/30 (Call 05/01/25)(b)	240	216,458
4.63%, 06/01/28 (Call 06/01/23)(b)(c)	340	322,912
5.00%, 12/15/27 (Call 12/15/22)(b)	200	194,234
5.63%, 02/15/29 (Call 02/15/24)(b)(c)	260	254,953
Meituan
2.13%, 10/28/25 (Call 09/28/25)(d)	800	706,032
3.05%, 10/28/30 (Call 07/28/30)(d)	800	577,552
Security	Par (000)	Value

Internet (continued)
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)(c)	$600	$463,110
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(b)	465	366,383
NAVER Corp., 1.50%, 03/29/26(d)	600	549,228
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)(c)	445	437,876
4.38%, 11/15/26	645	645,387
4.88%, 04/15/28	929	921,419
4.88%, 06/15/30 (Call 03/15/30)(b)(c)	565	554,276
5.38%, 11/15/29(b)(c)	565	569,102
5.75%, 03/01/24(c)	252	260,238
5.88%, 02/15/25(c)	433	449,389
5.88%, 11/15/28	1,100	1,135,387
6.38%, 05/15/29	535	571,257
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
4.75%, 04/30/27 (Call 10/15/23)(b)(c)	205	178,477
6.00%, 02/15/28 (Call 02/15/24)(b)(c)	180	138,881
10.75%, 06/01/28 (Call 06/01/23)(b)	135	120,446
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/09/22)(b)	475	473,209
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	537	396,784
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(d)	2,300	1,804,281
3.26%, 01/19/27 (Call 12/19/26)(d)	400	361,020
3.68%, 01/21/30 (Call 10/21/29)(d)	1,657	1,401,375
4.03%, 08/03/50 (Call 02/03/50)(d)	600	408,732
4.19%, 01/19/32 (Call 10/19/31)(d)	200	169,902
4.85%, 07/06/27 (Call 04/06/27)(d)	200	191,740
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(e)	450	364,851
6.25%, (Call 04/22/31)(a)(b)(e)	600	488,592
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(d)	1,000	932,310
2.39%, 06/03/30 (Call 03/03/30)(d)	1,400	1,188,726
2.88%, 04/22/31 (Call 01/22/31)(c)(d)	200	175,450
3.24%, 06/03/50 (Call 12/03/49)(d)	800	548,960
3.28%, 04/11/24 (Call 03/11/24)(d)	800	792,880
3.29%, 06/03/60 (Call 12/03/59)(d)	600	390,330
3.34%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	600	597,918
3.58%, 04/11/26 (Call 02/11/26)(c)(d)	600	593,112
3.60%, 01/19/28 (Call 10/19/27)(d)	1,600	1,536,768
3.68%, 04/22/41 (Call 10/22/40)(d)	800	632,848
3.80%, 02/11/25(c)(d)	600	597,120
3.84%, 04/22/51 (Call 10/22/50)(d)	1,000	762,300
3.93%, 01/19/38 (Call 07/19/37)(d)	800	672,624
3.94%, 04/22/61 (Call 10/22/60)(d)	600	447,546
3.98%, 04/11/29 (Call 01/11/29)(d)	1,500	1,437,645
4.53%, 04/11/49 (Call 10/11/48)(c)(d)	400	343,880
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	450	410,859
2.00%, 09/03/30 (Call 06/03/30)(c)	582	457,598
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/23)(b)	305	304,323
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(b)	465	442,810
5.00%, 03/01/30 (Call 12/01/29)(b)(c)	600	581,340
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)(c)	869	776,556
6.25%, 01/15/28 (Call 12/17/23)(b)(c)	305	300,151
7.50%, 05/15/25 (Call 05/15/23)(b)	505	517,317
7.50%, 09/15/27 (Call 09/15/22)(b)(c)	743	751,998

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
8.00%, 11/01/26 (Call 11/01/22)(b)(c)	$895	$912,444
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	528	450,511
4.75%, 07/15/27 (Call 07/15/23)(c)	745	741,104
5.25%, 04/01/25 (Call 01/01/25)	321	326,977
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	710	584,188
3.50%, 07/05/24 (Call 06/05/24)	732	709,981
		101,459,775
Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(d)	600	587,064
5.95%, 07/31/24(d)	600	606,816
Allegheny Ludlum LLC, 6.95%, 12/15/25(c)	2	1,991
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	200	173,294
5.13%, 10/01/31 (Call 10/01/26)(c)	205	171,269
5.88%, 12/01/27 (Call 12/01/22)	268	250,427
ArcelorMittal SA
4.25%, 07/16/29(c)	545	528,405
4.55%, 03/11/26	625	631,087
6.75%, 03/01/41	250	251,072
7.00%, 10/15/39(c)	495	509,018
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/23)(b)(c)	352	293,892
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	428	438,516
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	230	217,311
7.63%, 03/15/30 (Call 03/15/25)	205	186,611
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)(c)	240	224,338
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	280	259,997
5.88%, 06/01/27 (Call 06/01/23)	330	328,852
6.25%, 10/01/40	175	151,494
6.75%, 03/15/26 (Call 03/15/23)(b)	555	572,943
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	135	113,790
4.13%, 01/15/30 (Call 01/15/25)	200	173,026
4.38%, 03/15/32 (Call 03/15/27)	180	153,958
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(d)	800	745,376
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(d)	200	151,008
5.88%, 04/08/32 (Call 04/08/27)(d)	200	160,280
Gerdau Trade Inc., 4.88%, 10/24/27(d)	400	402,748
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(d)	200	215,770
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(d)	600	558,912
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/22)(b)	55	52,578
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(d)	200	169,948
5.05%, 04/05/32 (Call 10/05/31)(d)	400	309,748
5.95%, 04/18/24(d)	400	393,692
Metinvest BV, 7.75%, 10/17/29(d)	400	155,950
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)(c)	375	378,896
8.13%, 05/01/27 (Call 05/01/23)(b)	455	459,140
8.50%, 05/01/30 (Call 05/01/25)(b)	300	303,690
Security	Par (000)	Value

Iron & Steel (continued)
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	$855	$820,920
2.70%, 06/01/30 (Call 03/01/30)	328	293,006
2.98%, 12/15/55 (Call 06/15/55)	522	364,925
3.85%, 04/01/52 (Call 10/01/51)	50	42,947
3.95%, 05/23/25	340	344,206
3.95%, 05/01/28 (Call 02/01/28)	495	492,441
4.30%, 05/23/27 (Call 04/23/27)	350	357,763
6.40%, 12/01/37	5	5,869
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	400	371,420
POSCO, 2.50%, 01/17/25(d)	825	794,491
Prosus NV, 3.83%, 02/08/51(d)	1,200	812,436
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	100	91,943
2.15%, 08/15/30 (Call 05/15/30)	120	99,520
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 11/05/23(d)	200	192,630
Shougang Group Co. Ltd., 4.00%, 05/23/24(d)	600	595,746
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	560	490,549
2.40%, 06/15/25 (Call 05/15/25)	470	452,469
2.80%, 12/15/24 (Call 11/15/24)	391	382,343
3.25%, 01/15/31 (Call 10/15/30)	445	396,375
3.25%, 10/15/50 (Call 04/15/50)	350	247,579
3.45%, 04/15/30 (Call 01/15/30)	260	237,814
5.00%, 12/15/26 (Call 12/15/22)(c)	282	282,288
Tacora Resources Inc., 8.25%, 05/15/26 (Call 05/15/23)(b)	175	148,510
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/06/24)(b)	230	157,504
U.S. Steel Corp.
6.65%, 06/01/37	210	184,094
6.88%, 03/01/29 (Call 03/01/24)(c)	480	459,826
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(d)	200	195,102
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	927	843,487
6.25%, 08/10/26	741	791,936
6.88%, 11/21/36(c)	933	1,009,777
6.88%, 11/10/39	590	635,530
8.25%, 01/17/34(c)	366	431,873
Vale SA, 5.63%, 09/11/42	434	408,989
		24,719,215
Leisure Time — 0.1%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)	230	214,901
2.40%, 08/18/31 (Call 05/18/31)	270	207,533
4.40%, 09/15/32 (Call 06/15/32)(c)	355	318,304
5.10%, 04/01/52 (Call 10/01/51)	300	231,054
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)(c)	1,415	1,233,342
5.75%, 03/01/27 (Call 12/01/26)(b)(c)	2,060	1,632,653
6.00%, 05/01/29 (Call 11/01/24)(b)	1,165	896,805
6.65%, 01/15/28(c)	140	99,516
7.63%, 03/01/26 (Call 03/01/24)(b)	850	731,340
9.88%, 08/01/27 (Call 02/01/24)(b)(c)	534	551,932
10.50%, 02/01/26 (Call 08/01/23)(b)(c)	532	558,382
10.50%, 06/01/30 (Call 06/01/25)(b)(c)	600	533,430
Carnival PLC, 7.88%, 06/01/27	138	140,585
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/22)(b)	240	211,255

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$397	$390,886
4.63%, 07/28/45 (Call 01/28/45)	415	333,419
King Power Capital Ltd., 5.63%, 11/03/24(d)	400	415,436
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	568	533,153
8.00%, 04/15/26 (Call 02/01/23)(b)(c)	265	249,699
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(b)	205	188,295
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	280	211,137
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/22)(b)	360	311,152
5.88%, 03/15/26 (Call 12/15/25)(b)	870	712,878
5.88%, 02/15/27 (Call 02/15/24)(b)	630	578,825
7.75%, 02/15/29 (Call 11/15/28)(b)	350	280,490
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)(c)	330	255,443
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	305	212,356
4.25%, 07/01/26 (Call 01/01/26)(b)	365	280,919
5.38%, 07/15/27 (Call 10/15/26)(b)	590	455,197
5.50%, 08/31/26 (Call 02/28/26)(b)	602	482,160
5.50%, 04/01/28 (Call 09/29/27)(b)(c)	880	662,666
7.50%, 10/15/27	185	144,300
11.50%, 06/01/25 (Call 06/01/23)(b)(c)	850	908,165
Sunny Express Enterprises Corp.
2.63%, 04/23/25(d)	400	387,112
2.95%, 03/01/27(d)	200	194,700
3.13%, 04/23/30(d)	400	372,732
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(b)(c)	485	395,154
6.25%, 05/15/25 (Call 05/15/23)(b)	160	143,210
7.00%, 02/15/29 (Call 02/15/24)(b)(c)	295	239,797
13.00%, 05/15/25 (Call 05/15/23)(b)	425	449,896
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(b)	235	203,103
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	330	253,159
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	400	355,908
		18,162,379
Lodging — 0.2%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/23)(b)(c)	175	176,274
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	685	659,141
4.75%, 06/15/31 (Call 06/15/26)(b)	520	478,754
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	75	67,864
3.70%, 01/15/31 (Call 10/15/30)	515	464,350
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(d)	200	102,264
5.05%, 01/27/27 (Call 01/27/25)(d)	200	99,020
5.95%, 10/19/25 (Call 10/19/23)(d)	800	443,840
6.85%, 07/02/24 (Call 07/02/23)(d)	200	135,896
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(b)	210	170,995
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)(c)	325	295,194
Gohl Capital Ltd., 4.25%, 01/24/27(d)	1,375	1,219,157
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	935	806,437
3.75%, 05/01/29 (Call 05/01/24)(b)	450	408,469
4.00%, 05/01/31 (Call 05/01/26)(b)	680	612,306
Security	Par (000)	Value

Lodging (continued)
4.88%, 01/15/30 (Call 01/15/25)(c)	$545	$529,130
5.38%, 05/01/25 (Call 05/01/23)(b)(c)	393	394,210
5.75%, 05/01/28 (Call 05/01/23)(b)	287	289,850
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	335	281,259
5.00%, 06/01/29 (Call 06/01/24)(b)(c)	454	402,162
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/23)	350	345,349
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	545	526,944
4.85%, 03/15/26 (Call 12/15/25)	399	402,547
5.63%, 04/23/25 (Call 03/23/25)	435	444,879
6.00%, 04/23/30 (Call 01/23/30)(c)	420	434,162
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(c)	506	475,210
3.20%, 08/08/24 (Call 07/08/24)	720	699,091
3.50%, 08/18/26 (Call 06/18/26)	828	776,126
3.90%, 08/08/29 (Call 05/08/29)	375	335,768
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	70	69,858
3.75%, 03/15/25 (Call 12/15/24)	140	139,236
3.75%, 10/01/25 (Call 07/01/25)	200	198,050
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(c)	131	131,440
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	282	294,275
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,280	1,255,526
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	796	709,737
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	82	70,294
Series II, 2.75%, 10/15/33 (Call 07/15/33)	35	28,670
Series R, 3.13%, 06/15/26 (Call 03/15/26)	673	649,169
Series X, 4.00%, 04/15/28 (Call 01/15/28)	203	197,870
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	320	322,096
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	260	225,719
4.75%, 01/15/28 (Call 09/15/22)	255	231,407
6.13%, 09/15/25 (Call 05/15/23)(b)(c)	180	180,689
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/29/22)(d)	600	480,096
5.25%, 04/26/26(Call08/29/22)(d)	254	198,420
5.38%, 12/04/29 (Call 12/04/24)(b)	695	474,039
5.63%, 07/17/27 (Call 08/29/22)(d)	440	309,549
5.75%, 07/21/28 (Call 07/21/23)(b)	495	352,014
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	415	328,701
5.25%, 06/18/25 (Call 08/09/22)(b)(c)	200	169,038
5.38%, 05/15/24 (Call 05/15/23)(b)	520	465,005
5.88%, 05/15/26 (Call 05/15/23)(b)(c)	520	430,555
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	247	230,515
4.75%, 10/15/28 (Call 07/15/28)(c)	445	403,037
5.50%, 04/15/27 (Call 01/15/27)	418	405,464
5.75%, 06/15/25 (Call 03/15/25)	414	408,912
6.75%, 05/01/25 (Call 05/01/23)(c)	515	522,869
Minor International PCL, 2.70%, (Call 04/19/26)(a)(d)(e)	200	182,642
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)(b)	210	174,676
3.10%, 03/08/29 (Call 01/08/29)(b)	200	158,812
3.25%, 08/08/31 (Call 05/08/31)(b)	200	154,756
4.30%, 01/08/26 (Call 12/08/25)	390	354,506
4.88%, 06/18/30 (Call 03/18/30)	830	713,020

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Lodging (continued)
5.13%, 08/08/25 (Call 06/08/25)	$877	$828,940
5.40%, 08/08/28 (Call 05/08/28)	1,107	992,902
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(b)	450	407,767
4.63%, 12/01/31 (Call 06/01/31)(b)(c)	300	260,487
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)(c)	200	167,070
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)	575	291,496
6.00%, 07/15/25 (Call 07/15/23)(b)	375	240,120
6.50%, 01/15/28 (Call 07/15/23)(b)	290	155,434
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 08/29/22)(b)	196	180,418
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	360	310,212
4.63%, 03/01/30 (Call 12/01/29)(b)(c)	185	151,632
5.65%, 04/01/24 (Call 02/01/24)(c)	235	235,618
6.00%, 04/01/27 (Call 01/01/27)	285	283,943
6.60%, 10/01/25 (Call 07/01/25)	258	261,749
6.63%, 07/31/26 (Call 04/30/26)(b)	395	401,415
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	305	282,183
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(b)(c)	540	500,818
5.50%, 03/01/25 (Call 12/01/24)(b)	1,210	1,190,846
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/22)(b)	300	251,520
5.13%, 12/15/29 (Call 12/15/24)(b)(c)	595	455,383
5.50%, 01/15/26 (Call 06/15/23)(b)	586	483,052
5.50%, 10/01/27 (Call 10/01/22)(b)	425	325,550
5.63%, 08/26/28 (Call 08/26/23)(b)	800	624,304
		33,380,169
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(c)	305	304,930
4.38%, 05/08/42	5	4,788
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)(c)	195	172,782
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)(c)	380	360,567
4.13%, 04/15/29 (Call 04/15/24)(b)(c)	195	183,218
Caterpillar Financial Services Corp.
0.45%, 09/14/23	530	515,769
0.60%, 09/13/24	185	175,215
0.80%, 11/13/25	458	423,041
0.90%, 03/02/26(c)	105	97,341
0.95%, 01/10/24(c)	300	291,324
1.10%, 09/14/27(c)	263	237,644
1.15%, 09/14/26	640	589,542
1.45%, 05/15/25	30	28,649
1.70%, 01/08/27(c)	730	684,791
2.15%, 11/08/24	778	763,833
2.40%, 08/09/26(c)	250	242,187
2.85%, 05/17/24	353	351,803
3.25%, 12/01/24	355	355,568
3.30%, 06/09/24	161	161,781
3.65%, 12/07/23	415	418,424
3.75%, 11/24/23	1,000	1,010,040
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(c)	700	620,844
	Par
Security	(000)	Value

Machinery (continued)
2.60%, 09/19/29 (Call 06/19/29)	$303	$286,447
2.60%, 04/09/30 (Call 01/09/30)	825	777,769
3.25%, 09/19/49 (Call 03/19/49)	688	597,666
3.25%, 04/09/50 (Call 10/09/49)	897	776,264
3.40%, 05/15/24 (Call 02/15/24)	1,201	1,206,717
3.80%, 08/15/42	659	634,650
4.30%, 05/15/44 (Call 11/15/43)	175	178,715
4.75%, 05/15/64 (Call 11/15/63)	381	406,535
5.20%, 05/27/41	441	496,368
6.05%, 08/15/36	70	84,708
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	185	167,431
3.95%, 05/23/25	210	209,532
4.20%, 01/15/24	185	185,947
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	564	540,752
4.50%, 08/15/23	612	614,638
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	115	95,425
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	490	484,806
2.88%, 09/07/49 (Call 03/07/49)(c)	285	236,832
3.10%, 04/15/30 (Call 01/15/30)	425	414,150
3.75%, 04/15/50 (Call 10/15/49)(c)	620	600,594
3.90%, 06/09/42 (Call 12/09/41)	395	389,063
5.38%, 10/16/29	175	194,218
7.13%, 03/03/31	79	98,232
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	45	41,366
3.15%, 11/15/25 (Call 08/15/25)	320	316,077
5.38%, 10/15/35	185	195,673
5.38%, 03/01/41 (Call 12/01/40)	110	112,740
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)(c)	220	175,311
3.50%, 10/01/30 (Call 07/01/30)	665	574,181
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	295	260,267
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(b)(c)	175	162,762
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 02/15/23), (13.75% PIK)(b)(c)(g)	275	264,619
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)(c)	360	310,723
3.00%, 05/01/30 (Call 02/01/30)	80	71,817
John Deere Capital Corp.
0.40%, 10/10/23	308	298,745
0.45%, 01/17/24	705	679,761
0.45%, 06/07/24	235	224,397
0.63%, 09/10/24(c)	585	555,966
0.70%, 01/15/26	465	428,995
1.05%, 06/17/26	560	519,714
1.25%, 01/10/25(c)	533	510,742
1.30%, 10/13/26	410	379,131
1.45%, 01/15/31	1,107	943,230
1.50%, 03/06/28	868	789,203
1.70%, 01/11/27	600	563,814
1.75%, 03/09/27	485	454,557
2.00%, 06/17/31	550	487,393
2.05%, 01/09/25	54	52,733
2.25%, 09/14/26	500	486,230
2.45%, 01/09/30	170	157,748
2.60%, 03/07/24(c)	814	809,075

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.65%, 06/24/24	$644	$639,653
2.65%, 06/10/26	478	470,328
2.80%, 09/08/27	416	407,002
2.80%, 07/18/29	225	215,422
3.05%, 01/06/28(c)	67	66,350
3.35%, 06/12/24	80	80,410
3.35%, 04/18/29	270	268,761
3.40%, 06/06/25	180	181,125
3.40%, 09/11/25	124	124,606
3.45%, 03/13/25	490	495,062
3.45%, 03/07/29	287	286,481
3.65%, 10/12/23(c)	152	153,175
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/22)(b)	130	117,668
Komatsu Finance America Inc., 0.85%, 09/09/23 (Call 08/09/23)(d)	300	290,727
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/23)(b)(c)	134	124,502
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/01/22)(b)(c)	123	115,999
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	285	261,140
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(c)	235	192,467
4.55%, 04/15/28 (Call 01/15/28)	332	323,800
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	395	343,093
4.60%, 05/15/28 (Call 02/15/28)	585	575,435
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)	215	150,502
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,218	1,163,750
2.29%, 04/05/27 (Call 02/05/27)(c)	186	172,234
2.57%, 02/15/30 (Call 11/15/29)	975	872,791
3.11%, 02/15/40 (Call 08/15/39)	327	263,385
3.36%, 02/15/50 (Call 08/15/49)	610	479,673
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	140	119,962
2.80%, 08/15/61 (Call 02/15/61)	285	197,234
2.88%, 03/01/25 (Call 12/01/24)	165	163,012
3.50%, 03/01/29 (Call 12/01/28)	782	776,260
4.20%, 03/01/49 (Call 09/01/48)	340	328,494
Shanghai Electric Group Global Investment Ltd.
2.30%, 02/21/25 (Call 11/21/24)(d)	600	565,518
2.65%, 11/21/24 (Call 08/21/24)(d)	400	384,224
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	285	237,319
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)(c)	123	121,161
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)(c)	355	317,207
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/23)(b)	390	349,744
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(b)(c)	285	257,797
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(b)	865	829,734
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)(c)	475	421,092
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	585	520,738
Welbilt Inc., 9.50%, 02/15/24 (Call 08/04/22)(c)	125	125,038
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	767	740,538
3.45%, 11/15/26 (Call 08/15/26)	640	608,326
Security	Par (000)	Value

Machinery (continued)
4.40%, 03/15/24 (Call 02/15/24)	$705	$705,515
4.95%, 09/15/28 (Call 06/15/28)	1,070	1,063,548
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	771	696,730
2.25%, 01/30/31 (Call 10/30/30)	47	40,439
3.25%, 11/01/26 (Call 08/01/26)	375	366,810
4.38%, 11/01/46 (Call 05/01/46)(c)	180	166,028
		47,436,519
Manufacturing — 0.3%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	330	321,090
2.25%, 09/19/26 (Call 06/19/26)(c)	1,070	1,030,667
2.38%, 08/26/29 (Call 05/26/29)	498	456,795
2.65%, 04/15/25 (Call 03/15/25)(c)	554	547,773
2.88%, 10/15/27 (Call 07/15/27)	1,115	1,092,198
3.00%, 08/07/25(c)	339	337,654
3.05%, 04/15/30 (Call 01/15/30)	213	202,275
3.13%, 09/19/46 (Call 03/19/46)	440	356,616
3.25%, 02/14/24 (Call 01/14/24)	525	526,265
3.25%, 08/26/49 (Call 02/26/49)	673	561,208
3.38%, 03/01/29 (Call 12/01/28)	997	977,688
3.63%, 09/14/28 (Call 06/14/28)	317	317,640
3.63%, 10/15/47 (Call 04/15/47)	817	726,730
3.88%, 06/15/44	155	140,421
4.00%, 09/14/48 (Call 03/14/48)(c)	566	533,942
5.70%, 03/15/37	60	70,208
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	180	160,144
5.63%, 07/01/27 (Call 07/01/23)(b)	205	199,418
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)(c)	265	214,433
2.75%, 03/01/30 (Call 12/01/29)	434	378,257
3.50%, 12/01/24 (Call 10/01/24)	264	263,248
3.75%, 12/01/27 (Call 09/01/27)	70	67,775
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	75	73,224
3.92%, 09/15/47 (Call 02/15/47)	95	84,699
4.00%, 11/02/32	399	401,709
4.15%, 11/02/42	733	694,825
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/22)	145	143,781
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/22)(b)(c)	279	240,816
12.25%, 11/15/26 (Call 11/15/22)(b)	448	396,032
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/23)(b)(c)	232	225,771
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	760	764,902
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	200	198,124
4.42%, 11/15/35	3,950	3,896,319
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	40	36,150
4.50%, 03/11/44(c)	615	569,435
5.88%, 01/14/38	415	448,424
6.75%, 03/15/32	1,128	1,313,421
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26) (c)	210	178,605
5.00%, 09/15/26 (Call 07/15/26)	275	267,429
5.75%, 06/15/25 (Call 06/15/23)(c)	310	316,150

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	$1,297	$1,279,088
3.50%, 03/01/24 (Call 12/01/23)	610	612,812
3.90%, 09/01/42 (Call 03/01/42)	916	849,727
4.88%, 09/15/41 (Call 03/15/41)	75	78,605
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(b)	420	381,268
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	937	923,432
3.25%, 03/01/27 (Call 12/01/26)	283	277,566
3.25%, 06/14/29 (Call 03/14/29)	542	514,770
3.30%, 11/21/24 (Call 08/21/24)(c)	182	180,517
3.65%, 06/15/24	540	539,735
4.00%, 06/14/49 (Call 12/14/48)	765	680,995
4.10%, 03/01/47 (Call 09/01/46)	179	160,039
4.20%, 11/21/34 (Call 05/21/34)	464	454,632
4.25%, 09/15/27 (Call 08/15/27)	300	306,891
4.45%, 11/21/44 (Call 05/21/44)	398	370,104
4.50%, 09/15/29 (Call 07/15/29)	415	424,574
6.25%, 05/15/38	208	229,206
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	610	592,237
5.90%, 07/15/32 (Call 04/15/32)	100	103,897
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	1,080	1,036,843
1.20%, 03/11/26(b)	1,785	1,644,628
1.70%, 03/11/28(b)(c)	1,245	1,120,500
2.00%, 09/15/23(b)(c)	386	381,449
2.15%, 03/11/31(b)(c)	1,025	905,311
2.35%, 10/15/26(b)	650	617,071
2.88%, 03/11/41(b)	1,555	1,269,238
3.13%, 03/16/24(b)	450	448,223
3.25%, 05/27/25(b)	2,225	2,217,791
3.30%, 09/15/46(b)	1,205	1,011,019
3.40%, 03/16/27(b)	475	468,858
4.20%, 03/16/47(b)	510	494,491
6.13%, 08/17/26(b)	270	293,344
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(c)	631	534,583
3.00%, 06/01/30 (Call 03/01/30)	447	402,349
3.38%, 03/01/28 (Call 12/01/27)	340	324,105
3.65%, 03/15/27 (Call 12/15/26)	617	604,783
3.88%, 03/01/25 (Call 12/01/24)	355	355,284
3.90%, 09/17/29 (Call 06/17/29)	125	120,286
4.00%, 03/15/26 (Call 12/15/25)	150	150,252
4.30%, 03/01/24 (Call 12/01/23)	79	79,539
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	596	579,425
4.30%, 02/21/48 (Call 08/21/47)	220	191,239
5.75%, 06/15/43	168	178,051
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	674	662,225
3.55%, 11/01/24 (Call 08/01/24)	318	316,340
3.80%, 03/21/29 (Call 12/21/28)	762	737,738
4.50%, 03/21/49 (Call 09/21/48)	205	184,002
4.65%, 11/01/44 (Call 05/01/44)	95	89,023
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	290	284,418
		46,394,764
Security	Par (000)	Value

Media — 1.1%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)(c)	$700	$613,823
5.75%, 08/15/29 (Call 08/15/24)(b)	1,208	1,056,819
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	617	547,779
4.75%, 08/01/25 (Call 08/01/22)	530	509,092
5.00%, 04/01/24 (Call 04/01/23)	105	104,267
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/01/23)(b)	310	153,487
6.75%, 03/31/29 (Call 03/31/24)(b)	318	153,530
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(b)	235	178,718
Belo Corp.
7.25%, 09/15/27	250	249,903
7.75%, 06/01/27	145	147,191
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(b)	170	149,350
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(d)	400	357,020
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	480	433,042
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)(c)	1,798	1,559,298
4.25%, 01/15/34 (Call 01/15/28)(b)	1,163	962,173
4.50%, 08/15/30 (Call 02/15/25)(b)	1,630	1,450,374
4.50%, 05/01/32 (Call 05/01/26)	1,740	1,501,829
4.50%, 06/01/33 (Call 06/01/27)(b)(c)	1,015	854,305
4.75%, 03/01/30 (Call 09/01/24)(b)(c)	1,825	1,659,983
4.75%, 02/01/32 (Call 02/01/27)(b)(c)	720	635,652
5.00%, 02/01/28 (Call 08/01/22)(b)	1,415	1,365,475
5.13%, 05/01/27 (Call 05/01/23)(b)(c)	2,060	2,021,354
5.38%, 06/01/29 (Call 06/01/24)(b)(c)	825	788,197
5.50%, 05/01/26 (Call 05/01/23)(b)	330	329,683
Cengage Learning Inc., 9.50%, 06/15/24 (Call 08/29/22)(b)(c)	360	342,000
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	435	371,273
2.30%, 02/01/32 (Call 11/01/31)	863	688,622
2.80%, 04/01/31 (Call 01/01/31)	450	380,115
3.50%, 06/01/41 (Call 12/01/40)	480	352,224
3.50%, 03/01/42 (Call 09/01/41)	300	218,574
3.70%, 04/01/51 (Call 10/01/50)	555	389,255
3.75%, 02/15/28 (Call 11/15/27)	723	682,982
3.85%, 04/01/61 (Call 10/01/60)	775	535,951
3.90%, 06/01/52 (Call 12/01/51)	1,532	1,109,750
3.95%, 06/30/62 (Call 12/30/61)	440	306,671
4.20%, 03/15/28 (Call 12/15/27)	1,176	1,135,710
4.40%, 04/01/33 (Call 01/01/33)(c)	450	417,474
4.40%, 12/01/61 (Call 06/01/61)	1,380	1,025,906
4.50%, 02/01/24 (Call 01/01/24)	1,396	1,405,465
4.80%, 03/01/50 (Call 09/01/49)	1,430	1,179,335
4.91%, 07/23/25 (Call 04/23/25)	2,362	2,392,423
5.05%, 03/30/29 (Call 12/30/28)	888	883,862
5.13%, 07/01/49 (Call 01/01/49)	1,275	1,103,015
5.25%, 04/01/53 (Call 10/01/52)	1,080	944,795
5.38%, 04/01/38 (Call 10/01/37)	333	306,683
5.38%, 05/01/47 (Call 11/01/46)	918	809,355
5.50%, 04/01/63 (Call 10/01/62)	980	864,595
5.75%, 04/01/48 (Call 10/01/47)	1,320	1,222,003
6.38%, 10/23/35 (Call 04/23/35)	1,807	1,897,711
6.48%, 10/23/45 (Call 04/23/45)(c)	1,991	2,012,403
6.83%, 10/23/55 (Call 04/23/55)	782	815,212

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	$1,314	$1,102,262
1.95%, 01/15/31 (Call 10/15/30)	889	769,972
2.35%, 01/15/27 (Call 10/15/26)	992	949,721
2.45%, 08/15/52 (Call 02/15/52)	1,441	999,953
2.65%, 02/01/30 (Call 11/01/29)	1,159	1,072,353
2.65%, 08/15/62 (Call 02/15/62)	708	479,521
2.80%, 01/15/51 (Call 07/15/50)	1,002	742,903
2.89%, 11/01/51 (Call 05/01/51)	2,253	1,688,691
2.94%, 11/01/56 (Call 05/01/56)	2,846	2,072,913
2.99%, 11/01/63 (Call 05/01/63)(c)	1,979	1,425,474
3.15%, 03/01/26 (Call 12/01/25)	315	313,318
3.15%, 02/15/28 (Call 11/15/27)	605	592,555
3.20%, 07/15/36 (Call 01/15/36)	1,017	906,737
3.25%, 11/01/39 (Call 05/01/39)	875	753,244
3.30%, 02/01/27 (Call 11/01/26)	447	444,376
3.30%, 04/01/27 (Call 02/01/27)	754	749,649
3.38%, 02/15/25 (Call 11/15/24)	261	261,371
3.38%, 08/15/25 (Call 05/15/25)	748	748,666
3.40%, 04/01/30 (Call 01/01/30)	1,038	1,010,721
3.40%, 07/15/46 (Call 01/15/46)	1,072	890,853
3.45%, 02/01/50 (Call 08/01/49)	1,245	1,036,350
3.55%, 05/01/28 (Call 02/01/28)	420	418,656
3.70%, 04/15/24 (Call 03/15/24)	1,009	1,017,163
3.75%, 04/01/40 (Call 10/01/39)	1,110	1,015,683
3.90%, 03/01/38 (Call 09/01/37)	860	812,107
3.95%, 10/15/25 (Call 08/15/25)	895	910,501
3.97%, 11/01/47 (Call 05/01/47)	1,022	924,399
4.00%, 08/15/47 (Call 02/15/47)	629	572,503
4.00%, 03/01/48 (Call 09/01/47)	940	854,601
4.00%, 11/01/49 (Call 05/01/49)	1,505	1,364,267
4.05%, 11/01/52 (Call 05/01/52)	589	536,762
4.15%, 10/15/28 (Call 07/15/28)	1,013	1,039,763
4.20%, 08/15/34 (Call 02/15/34)	642	646,122
4.25%, 10/15/30 (Call 07/15/30)	1,100	1,130,833
4.25%, 01/15/33	775	792,701
4.40%, 08/15/35 (Call 02/25/35)	746	761,830
4.60%, 10/15/38 (Call 04/15/38)	698	706,753
4.60%, 08/15/45 (Call 02/15/45)	573	567,287
4.65%, 07/15/42	384	384,518
4.70%, 10/15/48 (Call 04/15/48)	706	714,663
4.75%, 03/01/44	362	364,422
4.95%, 10/15/58 (Call 04/15/58)	579	603,191
5.65%, 06/15/35	827	940,423
6.45%, 03/15/37	245	301,842
6.50%, 11/15/35	688	841,197
6.55%, 07/01/39(c)	25	30,773
6.95%, 08/15/37	175	221,333
7.05%, 03/15/33	456	564,587
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	625	514,119
2.60%, 06/15/31 (Call 03/15/31)(b)	300	260,853
2.95%, 10/01/50 (Call 04/01/50)(b)	580	412,450
3.15%, 08/15/24 (Call 06/15/24)(b)	355	348,070
3.35%, 09/15/26 (Call 06/15/26)(b)	1,065	1,036,788
3.50%, 08/15/27 (Call 05/15/27)(b)	303	295,389
3.60%, 06/15/51 (Call 12/15/50)(b)	300	237,234
3.85%, 02/01/25 (Call 11/01/24)(b)	376	374,515
4.50%, 06/30/43 (Call 12/30/42)(b)	480	438,653
4.60%, 08/15/47 (Call 02/15/47)(b)(c)	90	84,215
Security	Par (000)	Value

Media (continued)
4.70%, 12/15/42(b)	$400	$376,872
4.80%, 02/01/35 (Call 08/01/34)(b)	620	615,096
8.38%, 03/01/39(b)	115	153,017
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)(c)	600	480,000
4.13%, 12/01/30 (Call 12/01/25)(b)	615	523,556
4.50%, 11/15/31 (Call 11/15/26)(b)(c)	925	786,860
4.63%, 12/01/30 (Call 12/01/25)(b)(c)	1,365	1,037,796
5.00%, 11/15/31 (Call 11/15/26)(b)	330	248,345
5.25%, 06/01/24	402	398,121
5.38%, 02/01/28 (Call 02/01/23)(b)(c)	580	550,768
5.50%, 04/15/27 (Call 04/15/23)(b)(c)	680	658,546
5.75%, 01/15/30 (Call 01/15/25)(b)	1,315	1,061,244
6.50%, 02/01/29 (Call 02/01/24)(b)	1,035	1,000,110
7.50%, 04/01/28 (Call 04/01/23)(b)(c)	597	547,521
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/23)(b)(c)	285	254,893
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	1,325	288,704
6.63%, 08/15/27 (Call 08/15/22)(b)	660	61,736
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	2,285	2,134,830
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	173	168,999
3.63%, 05/15/30 (Call 02/15/30)	983	902,188
3.80%, 03/13/24 (Call 01/13/24)	10	9,965
3.90%, 11/15/24 (Call 08/15/24)	170	168,237
3.95%, 06/15/25 (Call 05/15/25)	128	126,885
3.95%, 03/20/28 (Call 12/20/27)	525	506,515
4.00%, 09/15/55 (Call 03/15/55)	829	601,804
4.13%, 05/15/29 (Call 02/15/29)	647	611,467
4.65%, 05/15/50 (Call 11/15/49)	728	600,687
4.88%, 04/01/43	755	654,079
4.90%, 03/11/26 (Call 12/11/25)(c)	307	313,306
5.00%, 09/20/37 (Call 03/20/37)(c)	539	508,013
5.20%, 09/20/47 (Call 03/20/47)	764	677,042
5.30%, 05/15/49 (Call 11/15/48)	783	699,258
6.35%, 06/01/40	130	132,584
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	1,645	1,409,452
5.75%, 12/01/28 (Call 12/01/27)(b)	1,495	1,212,400
5.88%, 11/15/24	1,205	1,114,806
7.38%, 07/01/28 (Call 07/01/23)(c)	590	420,145
7.75%, 07/01/26	1,179	973,654
5.13%, 06/01/29	875	573,020
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)(c)	165	158,646
3.45%, 03/01/32 (Call 12/01/31)	160	145,450
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	349	341,500
3.50%, 04/08/30 (Call 01/08/30)	505	474,230
4.03%, 01/25/24 (Call 12/25/23)	1,395	1,400,901
4.71%, 01/25/29 (Call 10/25/28)	1,251	1,272,467
5.48%, 01/25/39 (Call 07/25/38)(c)	932	950,575
5.58%, 01/25/49 (Call 07/25/48)	936	954,009
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)(c)	226	192,785
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	395	360,576
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(d)	400	321,740

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)(c)	$755	$671,716
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)(c)	505	434,411
5.88%, 07/15/26 (Call 07/15/23)(b)	425	422,446
7.00%, 05/15/27 (Call 05/15/23)(b)	539	542,385
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	195	197,707
5.00%, 05/13/45 (Call 11/13/44)	1,016	955,883
5.25%, 05/24/49 (Call 11/24/48)	315	309,988
6.13%, 01/31/46 (Call 06/30/45)(c)	335	368,674
6.63%, 03/18/25	484	514,444
6.63%, 01/15/40	718	789,685
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)(c)	350	314,713
5.25%, 08/15/27 (Call 08/15/22)(b)	460	420,734
6.38%, 05/01/26 (Call 05/01/23)	458	445,405
8.38%, 05/01/27 (Call 05/01/23)	882	788,826
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	500	437,770
6.75%, 10/15/27 (Call 10/15/22)(b)(c)	655	641,114
Liberty Interactive LLC
8.25%, 02/01/30	295	193,626
8.50%, 07/15/29(c)	159	107,676
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	475	427,177
8.00%, 08/01/29 (Call 08/01/24)(b)(c)	430	361,071
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(b)	208	198,047
NBCUniversal Media LLC
4.45%, 01/15/43	529	515,442
5.95%, 04/01/41	418	485,373
6.40%, 04/30/40	150	182,702
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)(c)	535	493,987
5.13%, 02/15/32 (Call 02/15/27)(b)	330	318,110
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	615	572,934
5.63%, 07/15/27 (Call 07/15/23)(b)	1,115	1,115,290
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(c)	386	365,500
3.38%, 02/15/28 (Call 12/15/27)(c)	382	361,777
3.70%, 06/01/28 (Call 03/01/28)	392	374,701
4.00%, 01/15/26 (Call 10/15/25)	565	565,497
4.20%, 06/01/29 (Call 03/01/29)	377	364,627
4.20%, 05/19/32 (Call 02/19/32)	710	644,943
4.38%, 03/15/43	869	698,059
4.60%, 01/15/45 (Call 07/15/44)	175	141,306
4.75%, 05/15/25 (Call 04/15/25)	295	300,313
4.85%, 07/01/42 (Call 01/01/42)	428	367,344
4.90%, 08/15/44 (Call 02/15/44)	473	397,452
4.95%, 01/15/31 (Call 11/15/30)	595	582,957
4.95%, 05/19/50 (Call 11/19/49)	528	454,376
5.25%, 04/01/44 (Call 10/01/43)	340	298,714
5.50%, 05/15/33	5	5,009
5.85%, 09/01/43 (Call 03/01/43)	752	726,567
5.90%, 10/15/40 (Call 04/15/40)	265	256,435
6.25%, 02/28/57 (Call 02/28/27), (3 mo. LIBOR US + 3.899%)(a)	485	447,451
6.38%, 03/30/62 (Call 03/30/27)(a)	400	378,276
Security	Par (000)	Value

Media (continued)
6.88%, 04/30/36	$712	$768,974
7.88%, 07/30/30	516	602,440
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)(c)	570	527,518
6.50%, 09/15/28 (Call 09/15/23)(b)	593	471,281
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	335	298,894
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	280	237,180
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/23)(b)	300	286,398
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	515	441,695
5.13%, 02/15/27 (Call 08/15/22)(b)(c)	255	228,350
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	310	248,639
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	620	583,780
3.88%, 09/01/31 (Call 09/01/26)(b)	880	755,066
4.00%, 07/15/28 (Call 07/15/24)(b)	1,175	1,091,222
4.13%, 07/01/30 (Call 07/01/25)(b)	887	795,887
5.00%, 08/01/27 (Call 08/01/22)(b)(c)	900	892,026
5.50%, 07/01/29 (Call 07/01/24)(b)	794	779,835
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	265	322,237
Sky Ltd., 3.75%, 09/16/24(b)	866	868,356
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(b)(c)	190	153,165
TCI Communications Inc.
7.13%, 02/15/28	185	214,276
7.88%, 02/15/26	404	458,831
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	524	512,372
4.75%, 03/15/26 (Call 03/15/23)(b)	390	387,293
5.00%, 09/15/29 (Call 09/15/24)	660	645,751
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(b)	600	541,374
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	943	928,949
4.30%, 11/23/23 (Call 08/23/23)	390	393,401
5.50%, 08/15/35	74	78,133
5.65%, 11/23/43 (Call 05/23/43)	215	223,929
5.85%, 04/15/40	260	279,419
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	916	740,165
5.50%, 09/01/41 (Call 03/01/41)	917	839,513
5.88%, 11/15/40 (Call 05/15/40)	759	724,230
6.55%, 05/01/37	750	785,978
6.75%, 06/15/39	990	1,021,155
7.30%, 07/01/38	993	1,076,213
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	337	400,767
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)(c)	395	361,504
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,110	1,047,274
2.95%, 06/15/27(c)	306	300,039
3.00%, 02/13/26	354	351,324
3.00%, 07/30/46	560	447,210
3.15%, 09/17/25	1,002	996,429
3.70%, 12/01/42	75	67,055
4.13%, 06/01/44	863	828,100
4.38%, 08/16/41(c)	385	381,319
Series B, 7.00%, 03/01/32	108	132,912
Series E, 4.13%, 12/01/41	357	340,535

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)(c)	$625	$565,475
5.13%, 02/15/25 (Call 02/15/23)(b)	867	848,039
6.63%, 06/01/27 (Call 06/01/23)(b)	916	921,533
7.38%, 06/30/30 (Call 06/30/25)(b)(c)	220	222,422
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	730	646,021
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	270	244,914
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	495	418,424
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)(c)	345	301,292
5.13%, 04/15/27 (Call 04/15/23)(b)(c)	416	403,499
5.38%, 06/15/24 (Call 03/15/24)(b)	326	327,972
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	565	479,544
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	635	571,233
5.50%, 05/15/29 (Call 05/15/24)(b)	791	749,322
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(b)	200	182,854
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(d)	400	244,000
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)(c)	955	852,557
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,569	1,524,942
1.75%, 01/13/26	1,437	1,366,185
2.00%, 09/01/29 (Call 06/01/29)	1,192	1,062,060
2.20%, 01/13/28	748	700,854
2.65%, 01/13/31	1,521	1,399,639
2.75%, 09/01/49 (Call 03/01/49)	1,315	994,640
3.35%, 03/24/25	752	754,737
3.38%, 11/15/26 (Call 08/15/26)	458	456,447
3.50%, 05/13/40 (Call 11/13/39)	1,279	1,146,470
3.60%, 01/13/51 (Call 07/13/50)	920	809,140
3.70%, 09/15/24 (Call 06/15/24)	417	419,556
3.70%, 10/15/25 (Call 07/15/25)	864	873,150
3.70%, 03/23/27	615	622,423
3.80%, 03/22/30(c)	845	847,788
3.80%, 05/13/60 (Call 11/13/59)	425	377,358
4.63%, 03/23/40 (Call 09/23/39)	625	640,931
4.70%, 03/23/50 (Call 09/23/49)(c)	1,403	1,457,731
4.75%, 09/15/44 (Call 03/15/44)	432	443,318
4.75%, 11/15/46 (Call 05/15/46)	207	210,380
4.95%, 10/15/45 (Call 04/15/45)	600	628,044
5.40%, 10/01/43	571	634,255
6.15%, 03/01/37	219	260,542
6.15%, 02/15/41	147	175,496
6.20%, 12/15/34	778	925,890
6.40%, 12/15/35	612	742,901
6.55%, 03/15/33	353	423,904
6.65%, 11/15/37	432	543,750
7.75%, 12/01/45	170	240,594
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	300	255,471
6.00%, 01/15/27 (Call 01/15/23)(b)(c)	310	296,534
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	635	587,178
		190,382,319
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/22)(b)	205	201,456
6.38%, 06/15/30 (Call 07/15/25)(b)	270	274,234
Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Huayi Finance I Ltd., 3.00%, 10/30/24(d)	$200	$192,276
MCC Holding Hong Kong Corp. Ltd., 2.95%, (Call 04/20/24)(a)(d)(e)	600	582,408
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/23)	250	200,042
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	726	729,296
3.90%, 01/15/43 (Call 07/15/42)	65	59,814
4.38%, 06/15/45 (Call 12/15/44)	245	240,139
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(b)(c)	265	242,586
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	300	282,216
4.50%, 12/15/28 (Call 09/15/28)	144	142,330
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	139	132,374
5.25%, 10/01/54 (Call 04/01/54)	130	129,988
		3,409,159
Mining — 0.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(b)(c)	275	258,539
5.50%, 12/15/27 (Call 06/15/23)(b)(c)	445	441,498
6.13%, 05/15/28 (Call 05/15/23)(b)(c)	302	306,883
Anglo American Capital PLC
2.63%, 09/10/30(d)	360	303,358
2.88%, 03/17/31 (Call 12/17/30)(d)	850	721,335
3.63%, 09/11/24(b)	323	317,961
4.00%, 09/11/27(b)	558	538,236
4.50%, 03/15/28 (Call 12/15/27)(b)	500	490,295
5.63%, 04/01/30(d)	300	308,457
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	299	260,898
3.75%, 10/01/30 (Call 07/01/30)	160	137,234
Antofagasta PLC
2.38%, 10/14/30 (Call 07/14/30)(d)	400	318,384
5.63%, 05/13/32 (Call 02/13/32)(d)	200	198,020
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/23)(b)	475	479,460
6.13%, 02/15/28 (Call 02/15/23)(b)	539	539,307
Barrick Gold Corp.
5.25%, 04/01/42	511	519,534
6.45%, 10/15/35	85	98,352
Barrick International Barbados Corp., 6.35%,
10/15/36(b)	270	303,364
Barrick North America Finance LLC
5.70%, 05/30/41	407	433,630
5.75%, 05/01/43	416	448,190
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	710	780,801
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	10	10,068
4.13%, 02/24/42	270	262,672
5.00%, 09/30/43	1,654	1,772,641
6.42%, 03/01/26(c)	150	164,340
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)(c)	145	128,846
Chalco Hong Kong Investment Co. Ltd., 1.55%, 07/28/24 (Call 06/28/24)(d)	200	191,110
China Hongqiao Group Ltd., 6.25%, 06/08/24(d)	200	178,098
Chinalco Capital Holding Co., 2.95%, 02/24/27 (Call 01/24/27)(d)	200	191,790

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(d)	$1,000	$938,030
4.10%, (Call 09/11/24)(a)(d)(e)	200	197,584
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(d)	400	344,260
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	230	157,085
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)(c)	256	241,958
6.75%, 12/01/27 (Call 12/01/22)(b)(c)	310	298,077
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	250	213,185
5.63%, 06/15/28 (Call 06/15/23)(b)(c)	250	225,223
5.88%, 02/15/26 (Call 11/15/22)(b)(c)	289	280,844
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(d)	800	732,944
3.15%, 01/14/30 (Call 10/14/29)(d)	800	736,384
3.15%, 01/15/51(d)	800	587,240
3.63%, 08/01/27 (Call 05/01/27)(d)	400	389,788
3.70%, 01/30/50 (Call 07/30/49)(d)	1,429	1,114,034
3.75%, 01/15/31 (Call 10/15/30)(d)	600	566,214
4.25%, 07/17/42(b)	600	511,266
4.38%, 02/05/49 (Call 08/05/48)(d)	800	699,424
4.50%, 09/16/25(d)	400	404,472
4.50%, 08/01/47 (Call 02/01/47)(c)(d)	850	754,995
4.88%, 11/04/44(c)(d)	400	372,716
5.63%, 10/18/43(d)	600	612,714
Eldorado Gold Corp., 6.25%, 09/01/29(d)	275	221,441
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(d)	400	326,892
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 12/31/25 (Call 08/29/22)(b)	200	199,998
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 08/08/22)(d)	200	199,134
6.88%, 03/01/26 (Call 08/08/22)(d)	800	772,320
6.88%, 10/15/27 (Call 10/15/23)(d)	425	404,812
7.50%, 04/01/25 (Call 08/08/22)(d)	1,200	1,191,252
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	835	726,208
4.50%, 09/15/27 (Call 06/15/27)(b)(c)	355	326,948
5.13%, 05/15/24 (Call 02/15/24)(b)(c)	475	473,033
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	465	441,866
6.13%, 04/15/32 (Call 01/15/32)(b)(c)	490	465,872
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(d)	400	391,300
5.32%, 04/14/32 (Call 01/01/32)(d)	800	745,264
6.20%, 04/14/52 (Call 10/14/51)(d)	400	353,200
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	610	576,114
4.25%, 03/01/30 (Call 03/01/25)	480	450,264
4.38%, 08/01/28 (Call 08/01/23)	426	405,480
4.55%, 11/14/24 (Call 08/14/24)	545	548,106
4.63%, 08/01/30 (Call 08/01/25)(c)	530	508,328
5.00%, 09/01/27 (Call 09/01/22)	425	422,743
5.25%, 09/01/29 (Call 09/01/24)	495	488,011
5.40%, 11/14/34 (Call 05/14/34)	465	464,907
5.45%, 03/15/43 (Call 09/15/42)	1,065	997,191
Fresnillo PLC
4.25%, 10/02/50 (Call 04/02/50)(d)	400	285,212
5.50%, 11/13/23(d)	200	202,702
Security	Par (000)	Value

Mining (continued)
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	$320	$304,666
6.00%, 11/15/41(b)(c)	223	221,568
6.90%, 11/15/37(b)	325	365,774
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	408	376,213
1.63%, 04/27/26 (Call 03/27/26)(b)	345	310,807
2.50%, 09/01/30 (Call 06/01/30)(b)(c)	472	392,647
2.63%, 09/23/31 (Call 06/23/31)(b)	500	410,645
2.85%, 04/27/31 (Call 01/27/31)(b)	105	88,723
3.38%, 09/23/51 (Call 03/23/51)(b)	300	208,500
3.88%, 10/27/27 (Call 07/27/27)(b)(c)	175	168,114
3.88%, 04/27/51 (Call 10/27/50)(b)(c)	362	278,034
4.00%, 04/16/25(b)	218	216,420
4.00%, 03/27/27 (Call 12/27/26)(b)	633	613,611
4.13%, 03/12/24 (Call 02/12/24)(b)	930	926,764
4.63%, 04/29/24(b)	425	426,305
4.88%, 03/12/29 (Call 12/12/28)(b)	840	829,475
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(d)	400	403,424
6.13%, 05/15/29 (Call 02/15/29)(d)	200	201,534
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)(c)	315	312,294
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)(d)	480	398,174
6.13%, 04/01/29 (Call 04/01/24)(b)	85	66,109
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(d)	600	603,096
5.45%, 05/15/30 (Call 02/15/30)(d)	800	763,664
5.71%, 11/15/23(d)	200	204,042
5.80%, 05/15/50 (Call 11/15/49)(d)	400	346,852
6.53%, 11/15/28(d)	300	310,824
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(d)	400	369,636
4.75%, 08/06/50 (Call 02/06/50)(d)	400	323,208
5.65%, 09/12/49 (Call 03/12/49)(d)	200	180,516
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/23)(b)	220	227,553
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	325	261,027
4.63%, 03/01/28 (Call 03/01/23)(b)(c)	290	253,625
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(c)	732	722,579
5.95%, 03/15/24 (Call 12/15/23)	355	363,495
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(d)	600	473,616
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(d)	400	396,792
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24)(a)(d)(e)	1,000	971,040
4.20%, 07/27/26(d)	600	606,906
Minsur SA, 4.50%, 10/28/31(d)	200	171,286
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)(c)	255	200,129
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(b)(c)	209	184,190
4.70%, 05/12/31 (Call 02/12/31)(b)	555	436,974
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	392	355,975
4.20%, 05/13/50 (Call 11/13/49)(b)	381	314,874
5.75%, 11/15/41(b)	350	350,154
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	575	491,918

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
2.60%, 07/15/32 (Call 04/15/32)	$340	$290,010
2.80%, 10/01/29 (Call 07/01/29)	230	207,872
4.88%, 03/15/42 (Call 09/15/41)	861	857,134
5.45%, 06/09/44 (Call 12/09/43)	95	98,506
5.88%, 04/01/35	251	272,139
6.25%, 10/01/39	662	741,566
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(d)	400	380,364
6.50%, 01/18/28 (Call 10/18/27)(d)	600	590,604
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	425	395,773
3.88%, 08/15/31 (Call 08/15/26)(b)	430	372,260
4.75%, 01/30/30 (Call 01/30/25)(b)(c)	990	915,582
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(b)(c)	270	240,864
Rio Tinto Alcan Inc.
5.75%, 06/01/35	192	218,700
6.13%, 12/15/33	261	310,752
7.25%, 03/15/31(c)	48	58,680
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	815	623,825
5.20%, 11/02/40	651	716,093
7.13%, 07/15/28	580	679,383
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	496	479,151
4.75%, 03/22/42 (Call 09/22/41)	223	230,268
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(d)	400	363,496
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	20	18,967
Southern Copper Corp.
3.88%, 04/23/25	573	567,528
5.25%, 11/08/42(c)	566	553,865
5.88%, 04/23/45(c)	673	705,116
6.75%, 04/16/40	968	1,102,920
7.50%, 07/27/35(c)	515	613,056
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(d)	400	343,584
4.50%, 11/16/29 (Call 11/16/25)(d)	200	158,140
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)(c)	325	259,672
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	129	118,591
5.20%, 03/01/42 (Call 09/01/41)(c)	358	324,552
5.40%, 02/01/43 (Call 08/01/42)	382	354,943
6.00%, 08/15/40 (Call 02/15/40)	285	280,460
6.13%, 10/01/35(c)	363	386,860
6.25%, 07/15/41 (Call 01/15/41)(c)	246	251,011
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(d)	1,000	737,640
9.25%, 04/23/26 (Call 04/23/23)(d)	200	126,172
13.88%, 01/21/24 (Call 12/21/22)(d)	800	694,264
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 08/30/22)(d)	200	125,910
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	200	163,772
		68,404,153
Multi-National — 0.0%
FMS Wertmanagement, 0.38%, 05/06/24(d)	200	190,864

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	935	854,814
Security	Par (000)	Value

Office & Business Equipment (continued)
3.25%, 02/15/29 (Call 08/15/23)	$651	$565,302
3.28%, 12/01/28 (Call 10/01/28)	225	199,143
3.57%, 12/01/31 (Call 09/01/31)	360	306,904
4.13%, 05/01/25 (Call 05/01/23)	408	401,309
4.25%, 04/01/28 (Call 10/01/22)	715	659,873
5.50%, 12/01/24 (Call 06/01/24)	536	544,319
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(c)	295	280,235
6.88%, 03/15/27 (Call 03/15/24)(b)	205	167,270
7.25%, 03/15/29 (Call 03/15/24)(b)(c)	210	165,470
Xerox Corp.
3.80%, 05/15/24	225	217,768
4.80%, 03/01/35	155	118,290
6.75%, 12/15/39(c)	216	190,002
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	445	429,906
5.50%, 08/15/28 (Call 07/15/28)(b)(c)	535	488,685
		5,589,290
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	240	214,997
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	346	333,319
		548,316
Oil & Gas — 1.9%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(b)	395	407,849
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	143	135,962
3.00%, 01/15/25 (Call 12/15/24)(b)	195	188,846
3.75%, 01/15/30 (Call 10/15/29)(b)	372	342,166
4.00%, 01/15/31 (Call 10/15/30)(b)	150	139,118
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)(c)	300	294,789
7.63%, 02/01/29 (Call 02/01/24)(b)	403	424,641
8.38%, 07/15/26 (Call 01/15/24)(b)(c)	215	231,503
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	345	332,735
4.25%, 01/15/44 (Call 07/15/43)(c)	151	117,239
4.38%, 10/15/28 (Call 07/15/28)(c)	205	194,156
4.75%, 04/15/43 (Call 10/15/42)	260	212,937
4.88%, 11/15/27 (Call 05/15/27)	5	4,684
5.10%, 09/01/40 (Call 03/01/40)(c)	796	709,841
5.25%, 02/01/42 (Call 08/01/41)	245	213,150
5.35%, 07/01/49 (Call 01/01/49)(c)	235	196,021
6.00%, 01/15/37(c)	275	263,497
7.38%, 08/15/47	80	83,682
7.75%, 12/15/29	150	165,357
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	235	205,773
7.00%, 11/01/26 (Call 11/01/22)(b)	330	319,377
8.25%, 12/31/28 (Call 02/01/24)(b)	280	273,314
9.00%, 11/01/27 (Call 11/01/26)(b)	150	182,081
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)(c)	149	151,719
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(b)	295	300,528
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/23)(b)(c)	205	193,174
BG Energy Capital PLC, 5.13%, 10/15/41(b)	235	242,903
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)	600	593,034

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	$940	$808,297
2.72%, 01/12/32 (Call 10/12/31)	500	456,110
2.77%, 11/10/50 (Call 05/10/50)	1,393	1,032,673
2.94%, 06/04/51 (Call 12/04/50)	1,823	1,375,581
3.00%, 02/24/50 (Call 08/24/49)	766	590,341
3.00%, 03/17/52 (Call 09/17/51)	240	185,594
3.02%, 01/16/27 (Call 10/16/26)	770	754,792
3.06%, 06/17/41 (Call 12/17/40)	400	331,048
3.12%, 05/04/26 (Call 02/04/26)	653	646,699
3.19%, 04/06/25 (Call 03/06/25)	385	385,000
3.38%, 02/08/61 (Call 08/08/60)	1,073	854,569
3.41%, 02/11/26 (Call 12/11/25)	705	706,234
3.54%, 04/06/27 (Call 02/06/27)	523	524,119
3.59%, 04/14/27 (Call 01/14/27)	589	592,128
3.63%, 04/06/30 (Call 01/06/30)	1,212	1,195,808
3.79%, 02/06/24 (Call 01/06/24)	646	652,279
3.80%, 09/21/25 (Call 07/21/25)	675	685,645
3.94%, 09/21/28 (Call 06/21/28)	810	819,655
4.23%, 11/06/28 (Call 08/06/28)	667	685,242
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	1,243	1,226,841
3.72%, 11/28/28 (Call 08/28/28)	782	783,580
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	196,272
Burlington Resources LLC, 7.40%, 12/01/31	75	93,339
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(b)	315	311,822
Callon Petroleum Co.
6.38%, 07/01/26 (Call 07/01/23)	250	240,235
7.50%, 06/15/30 (Call 06/15/25)(b)(c)	250	240,013
8.00%, 08/01/28 (Call 08/01/24)(b)(c)	380	384,172
8.25%, 07/15/25 (Call 07/15/23)(c)	100	100,017
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(b)(c)	185	161,670
9.25%, 07/15/24 (Call 07/15/23)(b)	348	354,577
11.00%, 04/15/25 (Call 04/15/23)(b)	340	333,176
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(d)	200	165,252
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	578	545,620
2.95%, 07/15/30 (Call 04/15/30)	492	444,438
3.85%, 06/01/27 (Call 03/01/27)	835	817,006
3.90%, 02/01/25 (Call 11/01/24)	720	717,343
4.95%, 06/01/47 (Call 12/01/46)(c)	515	510,025
5.85%, 02/01/35	143	149,262
6.25%, 03/15/38	590	644,132
6.45%, 06/30/33	105	115,483
6.50%, 02/15/37	190	208,774
6.75%, 02/01/39	399	447,526
7.20%, 01/15/32	270	313,286
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	230	198,352
3.75%, 02/15/52 (Call 08/15/51)	180	144,445
4.25%, 04/15/27 (Call 01/15/27)	354	353,802
4.40%, 04/15/29 (Call 01/15/29)	477	473,360
5.25%, 06/15/37 (Call 12/15/36)	505	508,040
5.38%, 07/15/25 (Call 04/15/25)	294	305,154
5.40%, 06/15/47 (Call 12/15/46)	489	490,335
6.75%, 11/15/39	978	1,086,587
Security	Par (000)	Value

Oil & Gas (continued)
6.80%, 09/15/37	$435	$494,090
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/23)(b)	205	187,106
6.88%, 04/01/27 (Call 04/01/23)(b)	240	229,481
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(b)	280	280,000
5.88%, 02/01/29 (Call 02/05/24)(b)	270	271,264
6.75%, 04/15/29 (Call 04/15/24)(b)	565	585,142
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	770	740,186
2.00%, 05/11/27 (Call 03/11/27)	1,155	1,098,209
2.24%, 05/11/30 (Call 02/11/30)	1,316	1,199,495
2.90%, 03/03/24 (Call 01/03/24)	1,191	1,189,595
2.95%, 05/16/26 (Call 02/16/26)	969	963,031
3.08%, 05/11/50 (Call 11/11/49)	555	462,964
3.33%, 11/17/25 (Call 08/17/25)	620	622,635
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	730	679,593
1.02%, 08/12/27 (Call 06/12/27)	635	572,465
2.34%, 08/12/50 (Call 02/12/50)	958	700,011
3.25%, 10/15/29 (Call 07/15/29)	343	334,867
3.85%, 01/15/28 (Call 10/15/27)	854	873,762
3.90%, 11/15/24 (Call 08/15/24)	350	355,527
5.25%, 11/15/43 (Call 05/15/43)	125	137,779
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)(c)	211	198,521
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(d)	800	810,408
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	200	213,048
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(c)	900	854,073
3.30%, 09/30/49 (Call 03/30/49)(c)	400	290,008
4.25%, 05/09/43	400	353,040
CNOOC Finance 2014 ULC
4.25%, 04/30/24	1,000	1,013,060
4.88%, 04/30/44	200	192,342
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	220	190,716
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,400	1,396,934
4.38%, 05/02/28	800	826,776
CNOOC Petroleum North America ULC
5.88%, 03/10/35	835	895,871
6.40%, 05/15/37	940	1,054,699
7.50%, 07/30/39	515	637,318
7.88%, 03/15/32	610	767,715
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)(c)	255	247,896
7.25%, 03/14/27 (Call 03/14/23)(b)(c)	410	415,109
Colgate Energy Partners III LLC
5.88%, 07/01/29 (Call 07/01/24)(b)	415	379,314
7.75%, 02/15/26 (Call 02/15/24)(b)(c)	190	186,348
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	565	531,275
6.75%, 03/01/29 (Call 03/01/24)(b)	750	742,410
ConocoPhillips, 5.90%, 10/15/32	875	996,957
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	233	227,639
3.35%, 11/15/24 (Call 08/15/24)	18	18,013
3.76%, 03/15/42 (Call 09/15/41)(b)	2,204	2,016,969
3.80%, 03/15/52 (Call 09/15/51)	325	293,410

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.03%, 03/15/62 (Call 09/15/61)(b)	$1,856	$1,662,475
4.30%, 11/15/44 (Call 05/15/44)	678	654,507
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	555	502,236
2.88%, 04/01/32 (Call 01/01/32)(b)(c)	495	402,529
3.80%, 06/01/24 (Call 03/01/24)	835	826,667
4.38%, 01/15/28 (Call 10/15/27)	554	533,690
4.90%, 06/01/44 (Call 12/01/43)(c)	579	465,464
5.75%, 01/15/31 (Call 07/15/30)(b)	915	900,296
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(d)	800	748,840
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)	630	614,855
4.38%, 06/01/24 (Call 03/01/24)(b)	285	285,086
4.38%, 03/15/29 (Call 02/15/27)(b)	377	376,928
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	220	204,415
5.63%, 10/15/25 (Call 10/15/22)(b)(c)	726	724,432
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/23)(b)	375	358,954
5.75%, 02/15/28 (Call 02/15/23)(b)(c)	285	261,764
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	611	598,811
4.75%, 05/15/42 (Call 11/15/41)	578	545,719
5.00%, 06/15/45 (Call 12/15/44)	530	515,425
5.25%, 09/15/24 (Call 06/15/24)	212	216,753
5.25%, 10/15/27 (Call 10/15/22)	622	624,768
5.60%, 07/15/41 (Call 01/15/41)(c)	772	796,133
5.85%, 12/15/25 (Call 09/15/25)	769	805,435
5.88%, 06/15/28 (Call 06/15/23)	154	158,484
7.88%, 09/30/31	94	112,132
7.95%, 04/15/32	215	259,172
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(c)	463	419,358
3.25%, 12/01/26 (Call 10/01/26)(c)	768	759,352
3.50%, 12/01/29 (Call 09/01/29)	1,109	1,045,854
4.25%, 03/15/52 (Call 09/15/51)	240	207,509
4.40%, 03/24/51 (Call 09/24/50)(c)	303	270,737
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(b)(c)	335	319,399
Ecopetrol SA
4.13%, 01/16/25	750	722,512
4.63%, 11/02/31 (Call 08/02/31)	750	616,387
5.38%, 06/26/26 (Call 03/26/26)	890	860,995
5.88%, 09/18/23	920	930,405
5.88%, 05/28/45	950	715,112
5.88%, 11/02/51 (Call 05/02/51)(c)	800	586,696
6.88%, 04/29/30 (Call 01/29/30)(c)	1,200	1,145,280
7.38%, 09/18/43(c)	540	483,565
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(d)	200	162,992
3.75%, 08/05/26 (Call 05/05/26)(d)	600	558,144
4.38%, 10/30/24(d)	200	200,018
4.50%, 09/14/47 (Call 03/14/47)(d)	450	331,520
5.25%, 11/06/29 (Call 08/06/29)(c)(d)	400	380,376
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	350	342,836
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(b)	620	626,082
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)(d)	239	227,604
4.88%, 03/30/26 (Call 12/30/25)(b)(d)	275	252,901
Security	Par (000)	Value

Oil & Gas (continued)
5.38%, 03/30/28 (Call 09/30/27)(b)(d)	$570	$502,814
5.88%, 03/30/31 (Call 09/30/30)(b)(d)	300	254,109
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(b)	135	134,723
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	250	245,515
5.70%, 10/01/40(b)	100	103,575
Series X-R, 4.00%, 09/12/23(b)	285	284,245
Series X-R, 4.75%, 09/12/28(b)	930	944,945
Eni USA Inc., 7.30%, 11/15/27(c)	125	141,934
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/23)(b)	250	232,483
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	398	396,054
3.90%, 04/01/35 (Call 10/01/34)	283	274,216
4.15%, 01/15/26 (Call 10/15/25)	690	704,766
4.38%, 04/15/30 (Call 01/15/30)	424	440,591
4.95%, 04/15/50 (Call 10/15/49)	512	548,628
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(b)(c)	260	250,242
3.63%, 05/15/31 (Call 11/15/30)(b)(c)	295	269,996
3.90%, 10/01/27 (Call 07/01/27)	910	885,557
5.00%, 01/15/29 (Call 07/15/28)	235	233,844
6.13%, 02/01/25 (Call 01/01/25)	715	744,944
7.00%, 02/01/30 (Call 11/01/29)(c)	535	586,044
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,300	1,238,926
2.38%, 05/22/30 (Call 02/22/30)	941	855,049
2.65%, 01/15/24	1,618	1,606,156
2.88%, 04/06/25 (Call 03/06/25)	1,638	1,621,931
3.00%, 04/06/27 (Call 02/06/27)	686	675,655
3.13%, 04/06/30 (Call 01/06/30)	830	797,124
3.25%, 11/10/24	1,577	1,576,227
3.25%, 11/18/49 (Call 05/18/49)	661	554,143
3.63%, 09/10/28 (Call 06/10/28)	978	979,995
3.63%, 04/06/40 (Call 10/06/39)	425	389,751
3.70%, 03/01/24	1,069	1,078,546
3.70%, 04/06/50 (Call 10/06/49)	845	770,555
3.95%, 05/15/43	561	527,402
4.25%, 11/23/41	92	90,506
4.80%, 11/08/43	484	508,616
5.10%, 08/17/40	554	599,544
6.50%, 12/01/28(b)	295	335,091
7.25%, 09/23/27	314	365,292
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	1,067	1,046,471
2.28%, 08/16/26 (Call 06/16/26)	651	631,151
2.44%, 08/16/29 (Call 05/16/29)(c)	705	656,559
2.61%, 10/15/30 (Call 07/15/30)	1,072	1,000,069
2.71%, 03/06/25 (Call 12/06/24)	1,219	1,206,505
2.99%, 03/19/25 (Call 02/19/25)(c)	1,009	1,004,692
3.00%, 08/16/39 (Call 02/16/39)	390	334,511
3.04%, 03/01/26 (Call 12/01/25)	922	919,428
3.10%, 08/16/49 (Call 02/16/49)	581	475,246
3.18%, 03/15/24 (Call 12/15/23)	292	292,832
3.29%, 03/19/27 (Call 01/19/27)	960	968,131
3.45%, 04/15/51 (Call 10/15/50)	1,081	939,951
3.48%, 03/19/30 (Call 12/19/29)	1,561	1,550,120
3.57%, 03/06/45 (Call 09/06/44)	450	399,362
4.11%, 03/01/46 (Call 09/01/45)	1,540	1,479,724
4.23%, 03/19/40 (Call 09/19/39)	1,948	1,937,286

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.33%, 03/19/50 (Call 09/19/49)	$2,042	$2,035,302
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(d)	200	171,498
Global Marine Inc., 7.00%, 06/01/28	100	46,940
GS Caltex Corp., 1.63%, 07/27/25(d)	400	370,188
Guara Norte Sarl, 5.20%, 06/15/34(d)	608	500,136
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	300	301,152
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)(c)	320	289,600
Harvest Operations Corp., 1.00%, 04/26/24 (Call 08/29/22)(d)	600	573,582
Heritage Petroleum Co. Ltd., 9.00%, 08/12/29(d)	200	206,628
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	675	668,236
4.30%, 04/01/27 (Call 01/01/27)	685	682,808
5.60%, 02/15/41	857	863,925
5.80%, 04/01/47 (Call 10/01/46)(c)	410	422,157
6.00%, 01/15/40(c)	357	374,818
7.13%, 03/15/33	450	513,171
7.30%, 08/15/31	500	575,285
7.88%, 10/01/29	134	156,509
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)(b)	485	450,366
5.88%, 04/01/26 (Call 01/01/26)(b)	556	569,578
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	365	331,851
6.00%, 04/15/30 (Call 04/15/25)(b)	330	302,488
6.00%, 02/01/31 (Call 02/01/26)(b)	325	297,554
6.25%, 11/01/28 (Call 11/01/23)(b)	385	372,899
6.25%, 04/15/32 (Call 04/15/27)(b)	300	272,181
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	200	193,966
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(d)	275	253,476
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(b)	320	298,131
Indian Oil Corp. Ltd., 4.75%, 01/16/24(d)	400	403,516
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(b)	305	291,861
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(d)	600	452,100
4.75%, 04/24/25(d)	200	192,312
4.75%, 04/19/27(d)	600	537,282
5.38%, 04/24/30(d)	800	732,824
5.75%, 04/19/47(d)	1,000	785,160
6.38%, 10/24/48(d)	600	499,254
Korea National Oil Corp.
2.63%, 04/14/26(d)	600	576,240
3.25%, 10/01/25(d)	400	392,680
4.00%, 01/23/24(d)	200	201,252
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 08/29/22)(d)	400	335,676
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)(c)	260	247,226
9.50%, 01/15/25 (Call 01/15/23)	325	333,171
10.13%, 01/15/28 (Call 01/15/23)	225	228,751
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)(d)	495	487,308
6.50%, 06/30/27 (Call 12/30/26)(b)(d)	400	383,889
6.75%, 06/30/30 (Call 12/30/29)(b)(d)	260	245,003
Lundin Energy Finance BV, 3.10%, 07/15/31 (Call 05/15/31)(b)	338	291,484
Security	Par (000)	Value

Oil & Gas (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/22)(b)	$311	$295,941
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(c)	915	911,688
5.20%, 06/01/45 (Call 12/01/44)(c)	261	250,101
6.60%, 10/01/37	525	575,668
6.80%, 03/15/32	527	578,920
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	940	935,234
3.80%, 04/01/28 (Call 01/01/28)	410	396,277
4.50%, 04/01/48 (Call 10/01/47)	392	341,279
4.70%, 05/01/25 (Call 04/01/25)	727	741,271
4.75%, 09/15/44 (Call 03/15/44)	555	507,997
5.00%, 09/15/54 (Call 03/15/54)	270	248,829
5.13%, 12/15/26 (Call 09/15/26)(c)	378	391,703
6.50%, 03/01/41 (Call 09/01/40)	675	752,301
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/22)(c)	586	595,282
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(d)	1,000	802,420
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(d)	600	536,880
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(d)	200	187,682
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	365	350,933
7.13%, 02/01/27 (Call 02/01/23)(b)	730	756,886
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/23)(b)(c)	385	351,066
10.50%, 05/15/27 (Call 05/15/23)(b)	405	387,698
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	810	804,921
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/22)	330	331,947
5.88%, 12/01/27 (Call 12/01/22)	365	361,306
6.13%, 12/01/42 (Call 06/01/42)	240	186,778
6.38%, 07/15/28 (Call 07/15/24)	285	284,647
6.88%, 08/15/24 (Call 08/15/22)(c)	19	19,017
7.05%, 05/01/29	170	169,162
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(c)	440	405,416
7.38%, 05/15/27 (Call 05/15/24)(b)	345	342,902
9.00%, 02/01/25 (Call 12/01/22)(b)	267	264,098
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/23)(b)	315	286,439
7.50%, 01/15/28 (Call 01/15/23)(b)	245	212,795
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/26(d)	400	80,700
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/23)(b)	445	427,792
Nogaholding Sukuk Ltd., 5.25%, 04/08/29(d)	200	186,048
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)(c)	376	365,671
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	235	231,588
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 06/15/24)	25	24,733
3.00%, 02/15/27 (Call 11/15/26)	10	9,259
3.20%, 08/15/26 (Call 06/15/26)	5	4,700
3.40%, 04/15/26 (Call 01/15/26)	10	9,574
3.50%, 08/15/29 (Call 05/15/29)	5	4,726
4.10%, 02/15/47 (Call 08/15/46)(c)	25	20,315
4.20%, 03/15/48 (Call 09/15/47)	100	82,133

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.40%, 04/15/46 (Call 10/15/45)(c)	$120	$102,512
4.40%, 08/15/49 (Call 02/15/49)(c)	100	83,512
4.50%, 07/15/44 (Call 01/15/44)	55	46,010
4.63%, 06/15/45 (Call 12/15/44)(c)	100	85,300
5.50%, 12/01/25 (Call 09/01/25)	515	526,737
5.55%, 03/15/26 (Call 12/15/25)	660	677,827
5.88%, 09/01/25 (Call 06/01/25)	535	551,013
6.13%, 01/01/31 (Call 07/01/30)(c)	720	771,314
6.20%, 03/15/40	490	502,005
6.38%, 09/01/28 (Call 03/01/28)	526	566,923
6.45%, 09/15/36	1,275	1,417,507
6.60%, 03/15/46 (Call 09/15/45)	655	723,886
6.63%, 09/01/30 (Call 03/01/30)(c)	965	1,070,561
6.95%, 07/01/24	420	440,546
7.15%, 05/15/28(c)	250	264,575
7.50%, 05/01/31(c)	513	596,239
7.88%, 09/15/31	365	424,473
7.95%, 06/15/39	185	212,682
8.00%, 07/15/25 (Call 04/15/25)	380	418,255
8.50%, 07/15/27 (Call 01/15/27)	437	499,307
8.88%, 07/15/30 (Call 01/15/30)	591	709,395
Oil & Gas Holding Co. BSCC (The), 7.50%, 10/25/27(d)	400	395,164
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/29(d)	200	178,476
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/07/24(d)	600	606,654
8.38%, 11/07/28(d)	400	405,268
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	415	402,388
Oil India Ltd.
5.13%, 02/04/29(d)	200	199,304
5.38%, 04/17/24(d)	400	407,512
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	800	778,840
OQ SAOC, 5.13%, 05/06/28(d)	400	382,328
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	380	387,395
Ovintiv Inc.
6.50%, 08/15/34(c)	406	435,955
6.50%, 02/01/38	353	368,140
6.63%, 08/15/37	323	344,253
7.20%, 11/01/31	305	337,242
7.38%, 11/01/31	296	332,740
8.13%, 09/15/30(c)	300	346,548
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/22)(b)	165	156,501
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	400	350,992
4.63%, 05/01/30 (Call 05/01/25)(b)(c)	571	510,788
5.88%, 07/15/27 (Call 07/15/23)(b)	355	347,801
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(c)	370	323,580
5.15%, 11/15/29 (Call 08/15/29)	255	227,837
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(c)	555	503,740
7.25%, 06/15/25 (Call 06/15/23)(c)	375	370,414
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/23)	490	476,799
6.13%, 09/15/24 (Call 09/15/22)	100	99,851
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(b)	230	226,867
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(d)	800	721,528
2.30%, 02/09/31 (Call 11/09/30)(d)	800	665,320
Security	Par (000)	Value

Oil & Gas (continued)
3.10%, 01/21/30 (Call 10/21/29)(c)(d)	$400	$361,608
3.10%, 08/27/30 (Call 05/25/30)(c)(d)	600	536,766
3.65%, 07/30/29(d)	400	376,332
4.15%, 02/25/60 (Call 08/25/59)(d)	400	307,568
4.18%, 01/21/50 (Call 07/21/49)(c)(d)	800	652,352
4.70%, 07/30/49(c)(d)	700	608,524
5.63%, 05/20/43(d)	400	384,260
6.00%, 05/03/42(d)	428	433,966
6.45%, 05/30/44(c)(d)	1,000	1,054,020
6.50%, 05/27/41(d)	200	210,072
6.50%, 11/07/48(c)(d)	400	416,588
Petrobras Global Finance BV
5.09%, 01/15/30(c)	848	820,126
5.50%, 06/10/51 (Call 12/10/50)(c)	600	498,198
5.60%, 01/03/31 (Call 10/03/30)(c)	1,020	1,002,874
5.75%, 02/01/29(c)	100	101,021
6.00%, 01/27/28(c)	600	614,286
6.75%, 01/27/41	500	493,105
6.75%, 06/03/50 (Call 12/03/49)(c)	400	372,824
6.85%, 06/05/2115(c)	1,050	938,920
6.88%, 01/20/40(c)	208	206,827
6.90%, 03/19/49(c)	600	573,624
7.25%, 03/17/44(c)	600	604,200
7.38%, 01/17/27(c)	1,079	1,162,752
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	350	280,896
Petroleos del Peru SA
4.75%, 06/19/32(d)	800	629,792
5.63%, 06/19/47(d)	1,000	707,830
Petroleos Mexicanos
4.50%, 01/23/26	1,044	946,229
4.63%, 09/21/23(c)	550	543,746
4.88%, 01/18/24(c)	500	498,700
5.35%, 02/12/28	1,487	1,248,426
5.50%, 06/27/44	450	287,564
5.63%, 01/23/46	400	255,860
5.95%, 01/28/31 (Call 10/28/30)	2,289	1,776,813
6.35%, 02/12/48(c)	1,250	821,725
6.38%, 01/23/45	725	485,482
6.49%, 01/23/27 (Call 11/23/26)	1,250	1,135,000
6.50%, 03/13/27(c)	2,345	2,130,503
6.50%, 01/23/29	725	618,671
6.50%, 06/02/41(c)	835	568,919
6.63%, 06/15/35	1,530	1,120,465
6.70%, 02/16/32 (Call 11/16/31)	4,084	3,271,692
6.75%, 09/21/47	3,400	2,305,404
6.84%, 01/23/30 (Call 10/23/29)	1,500	1,253,130
6.88%, 10/16/25 (Call 09/16/25)	550	539,847
6.88%, 08/04/26(c)	1,250	1,192,775
6.95%, 01/28/60 (Call 07/28/59)(c)	2,114	1,433,482
7.69%, 01/23/50 (Call 07/23/49)	4,332	3,162,533
8.75%, 06/02/29 (Call 04/02/29)(b)	400	376,484
Petroliam Nasional Bhd, 7.63%, 10/15/26(d)	415	481,433
Petron Corp., 5.95%, (Call 04/19/26)(a)(d)(e)	400	377,312
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(d)	600	533,358
3.40%, 04/28/61 (Call 10/28/60)(d)	1,600	1,229,872
3.50%, 03/18/25(d)	800	798,312
3.50%, 04/21/30 (Call 01/21/30)(d)	2,300	2,241,764
4.50%, 03/18/45(d)	500	489,910
4.55%, 04/21/50 (Call 10/21/49)(d)	1,050	1,025,545

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.80%, 04/21/60 (Call 10/21/59)(d)	$400	$404,200
Petrons Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(d)	400	368,608
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(d)	400	377,572
Phillips 66
0.90%, 02/15/24 (Call 08/29/22)	563	541,792
1.30%, 02/15/26 (Call 01/15/26)	456	419,447
2.15%, 12/15/30 (Call 09/15/30)	417	356,789
3.30%, 03/15/52 (Call 09/15/51)	440	348,313
3.85%, 04/09/25 (Call 03/09/25)(c)	880	889,592
3.90%, 03/15/28 (Call 12/15/27)	701	693,913
4.65%, 11/15/34 (Call 05/15/34)(c)	615	628,278
4.88%, 11/15/44 (Call 05/15/44)	1,443	1,459,320
5.88%, 05/01/42	529	595,432
Phillips 66 Co.
2.45%, 12/15/24 (Call 11/15/24)(b)	557	535,266
3.15%, 12/15/29 (Call 09/15/29)(b)	454	418,606
3.55%, 10/01/26 (Call 07/01/26)(b)	826	812,239
3.75%, 03/01/28 (Call 12/01/27)(b)	787	760,344
4.68%, 02/15/45 (Call 08/15/44)(b)	145	138,213
4.90%, 10/01/46 (Call 04/01/46)(b)	175	172,279
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	835	761,128
1.90%, 08/15/30 (Call 05/15/30)	1,020	861,186
2.15%, 01/15/31 (Call 10/15/30)	397	339,487
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(b)(c)	200	179,000
7.13%, 01/15/26 (Call 11/15/22)(b)	220	204,754
PTTEP Canada International Finance Ltd., 6.35%, 06/12/42(b)	200	226,494
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(d)	200	185,892
2.99%, 01/15/30 (Call 07/15/29)(d)	200	183,276
3.90%, 12/06/59(d)	400	314,680
Puma International Financing SA
5.00%, 01/24/26 (Call 08/09/22)(b)	700	598,269
5.13%, 10/06/24 (Call 08/09/22)(b)	200	179,748
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(d)	1,200	1,107,588
2.25%, 07/12/31 (Call 04/12/31)(d)	1,800	1,595,250
3.13%, 07/12/41 (Call 01/12/41)(d)	2,000	1,678,200
3.30%, 07/12/51 (Call 01/12/51)(d)	2,400	1,990,488
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)	600	588,654
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)	295	281,687
4.88%, 05/15/25 (Call 02/15/25)(c)	475	474,506
8.25%, 01/15/29 (Call 01/15/24)	425	454,929
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 5.84%, 09/30/27(b)	890	930,956
Reliance Industries Ltd.
2.88%, 01/12/32(d)	890	768,292
3.63%, 01/12/52(d)	750	572,700
3.67%, 11/30/27(d)	600	586,950
3.75%, 01/12/62(d)	250	188,505
4.13%, 01/28/25(d)	650	651,085
4.88%, 02/10/45(d)	750	714,877
6.25%, 10/19/40(d)	250	279,820
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(b)(c)	355	342,344
Security	Par (000)	Value

Oil & Gas (continued)
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(d)	$800	$760,400
1.60%, 06/17/26 (Call 05/17/26)(d)	1,200	1,113,420
2.69%, 06/17/31 (Call 03/17/31)(d)	1,400	1,276,954
Santos Finance Ltd.
3.65%, 04/29/31 (Call 01/29/31)(b)	275	237,779
5.25%, 03/13/29 (Call 12/13/28)(d)	200	195,368
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(d)	200	193,982
1.63%, 11/24/25 (Call 10/24/25)(d)	800	750,072
2.25%, 11/24/30 (Call 08/24/30)(d)	1,400	1,244,152
2.88%, 04/16/24(d)	800	789,560
3.25%, 11/24/50 (Call 05/24/50)(d)	2,000	1,552,660
3.50%, 04/16/29(d)	2,000	1,956,420
3.50%, 11/24/70 (Call 05/24/70)(d)	1,200	916,044
4.25%, 04/16/39(d)	1,200	1,159,128
4.38%, 04/16/49(d)	1,700	1,598,799
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(d)	400	337,788
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(d)	400	308,988
Shell International Finance BV
0.38%, 09/15/23	451	438,214
2.00%, 11/07/24 (Call 10/07/24)	964	942,821
2.38%, 11/07/29 (Call 08/07/29)	752	688,088
2.50%, 09/12/26	676	656,734
2.75%, 04/06/30 (Call 01/06/30)	968	908,555
2.88%, 05/10/26	1,155	1,135,515
2.88%, 11/26/41 (Call 05/26/41)	600	488,640
3.00%, 11/26/51 (Call 05/26/51)	1,000	797,980
3.13%, 11/07/49 (Call 05/07/49)	817	664,638
3.25%, 05/11/25	1,325	1,326,603
3.25%, 04/06/50 (Call 10/06/49)	973	815,413
3.50%, 11/13/23 (Call 10/13/23)	595	598,314
3.63%, 08/21/42	600	534,078
3.75%, 09/12/46	1,084	978,505
3.88%, 11/13/28 (Call 08/23/28)	635	645,624
4.00%, 05/10/46	1,616	1,501,571
4.13%, 05/11/35	1,082	1,083,796
4.38%, 05/11/45	1,179	1,162,364
4.55%, 08/12/43	856	861,110
5.50%, 03/25/40	613	688,546
6.38%, 12/15/38	1,188	1,429,378
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(d)	200	144,532
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(d)	650	594,646
Sinopec Group Development Ltd., 3.10%, 01/08/51 (Call 07/08/50)(d)	800	579,704
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23(d)	600	608,580
5.38%, 10/17/43(d)	600	634,374
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(d)	600	610,272
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(d)	800	794,112
4.10%, 04/28/45(d)	400	354,336
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(d)	600	585,378
3.50%, 05/03/26(d)	200	201,014
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(d)	225	223,405
3.63%, 04/12/27(d)	200	201,922

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.25%, 04/12/47(d)	$200	$181,012
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(d)	1,000	938,340
2.15%, 05/13/25 (Call 04/13/25)(d)	900	867,222
2.30%, 01/08/31(d)	1,900	1,704,965
2.50%, 08/08/24(d)	800	786,888
2.50%, 11/12/24(d)	600	588,654
2.70%, 05/13/30 (Call 02/13/30)(d)	1,900	1,766,981
2.95%, 08/08/29 (Call 05/08/29)(d)	400	381,268
2.95%, 11/12/29 (Call 08/12/29)(d)	465	441,783
3.35%, 05/13/50(d)	200	154,124
3.44%, 11/12/49(d)	200	155,920
3.68%, 08/08/49 (Call 02/08/49)(d)	200	164,110
3.75%, 09/12/23(d)	400	402,732
4.13%, 09/12/25(d)	600	610,350
4.25%, 09/12/28(c)(d)	400	413,028
4.60%, 09/12/48(d)	200	190,600
SM Energy Co.
5.63%, 06/01/25 (Call 06/01/23)(c)	230	226,513
6.50%, 07/15/28 (Call 07/15/24)	250	246,920
6.63%, 01/15/27 (Call 01/15/23)	247	247,035
6.75%, 09/15/26 (Call 09/15/22)	261	260,883
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(c)	670	625,030
5.38%, 02/01/29 (Call 02/01/24)	400	391,036
5.38%, 03/15/30 (Call 03/15/25)	660	650,027
5.95%, 01/23/25 (Call 10/23/24)	440	446,899
7.75%, 10/01/27 (Call 10/01/22)	339	353,502
8.38%, 09/15/28 (Call 09/15/23)(c)	220	236,388
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(b)	315	289,129
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	486	409,742
4.00%, 11/15/47 (Call 05/15/47)	386	338,163
5.35%, 07/15/33	140	144,354
5.95%, 12/01/34	274	297,331
5.95%, 05/15/35	156	168,572
6.50%, 06/15/38	484	542,845
6.80%, 05/15/38	1,035	1,192,289
6.85%, 06/01/39	390	453,504
7.15%, 02/01/32	290	336,992
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(c)	430	386,652
4.50%, 04/30/30 (Call 04/30/25)	458	401,103
5.88%, 03/15/28 (Call 03/15/23)	350	335,118
6.00%, 04/15/27 (Call 04/15/23)	310	308,658
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	375	400,448
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(b)	265	250,388
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	260	242,715
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(d)	800	667,736
3.25%, 08/15/30 (Call 02/15/30)(d)	500	365,025
4.00%, 08/15/26(d)	400	337,808
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(d)	1,200	977,064
3.50%, 10/17/49(d)	200	125,614
3.75%, 06/18/50(d)	400	262,872
5.38%, 11/20/48(d)	400	340,420
Tosco Corp., 8.13%, 02/15/30	110	136,541
Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	$861	$846,819
2.83%, 01/10/30 (Call 10/10/29)	1,160	1,091,966
2.99%, 06/29/41 (Call 12/29/40)	855	711,411
3.13%, 05/29/50 (Call 11/29/49)	842	680,125
3.39%, 06/29/60 (Call 12/29/59)	358	292,783
3.46%, 02/19/29 (Call 11/19/28)	1,020	1,006,495
3.46%, 07/12/49 (Call 01/12/49)	551	470,229
3.70%, 01/15/24	786	792,547
3.75%, 04/10/24	1,238	1,249,687
TotalEnergies Capital SA, 3.88%, 10/11/28.	796	806,022
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/23)(b)	339	323,537
Transocean Inc.
6.80%, 03/15/38(c)	355	162,934
7.25%, 11/01/25 (Call 11/01/22)(b)	210	151,082
7.50%, 01/15/26 (Call 01/15/23)(b)	325	221,920
7.50%, 04/15/31	255	118,460
8.00%, 02/01/27 (Call 02/01/23)(b)	375	249,863
9.35%, 12/15/41	100	48,035
11.50%, 01/30/27 (Call 07/30/23)(b)	449	425,450
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/22)(b)	283	265,183
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/23)(b)	286	262,393
Tullow Oil PLC
7.00%, 03/01/25 (Call 08/30/22)(d)	400	327,468
10.25%, 05/15/26 (Call 05/15/23)(d)	961	914,170
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(d)	400	356,848
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	591	536,386
2.80%, 12/01/31 (Call 09/01/31)	210	183,540
2.85%, 04/15/25 (Call 03/15/25)	218	212,491
3.65%, 12/01/51 (Call 06/01/51)	275	218,661
4.00%, 04/01/29 (Call 01/01/29)	924	901,233
4.00%, 06/01/52 (Call 12/01/51)	225	189,603
4.35%, 06/01/28 (Call 03/01/28)	370	371,528
4.90%, 03/15/45	683	656,185
6.63%, 06/15/37	748	852,353
7.50%, 04/15/32	435	521,374
Vantage Drilling International, 9.25%, 11/15/23 (Call 08/29/22)(b)	203	194,094
Vermilion Energy Inc.
5.63%, 03/15/25 (Call 03/15/23)(b)(c)	87	85,890
6.88%, 05/01/30 (Call 05/01/25)(b)	200	192,956
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	265	260,405
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/22)(b)	325	313,622
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	553	544,561
3.70%, 09/15/26 (Call 06/15/26)(b)	200	194,774
4.50%, 03/04/29 (Call 12/04/28)(b)	738	723,535
YPF SA
6.95%, 07/21/27(d)	443	246,038
7.00%, 12/15/47 (Call 06/15/47)(d)	846	425,766
8.50%, 07/28/25(d)	701	447,469
YPF Sociedad Anonima, 4.00%, 02/12/26(d)(f)	20	15,778
		338,949,687

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(b)	$560	$506,184
6.88%, 04/01/27 (Call 04/01/23)(b)(c)	335	313,091
Baker Hughes Holdings LLC, 5.13%, 09/15/40	778	787,492
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	540	524,810
2.06%, 12/15/26 (Call 11/15/26)	345	320,984
3.14%, 11/07/29 (Call 08/07/29)	292	270,328
3.34%, 12/15/27 (Call 09/15/27)	573	555,426
4.08%, 12/15/47 (Call 06/15/47)	916	805,063
4.49%, 05/01/30 (Call 02/01/30)	116	117,462
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)(c)	250	222,627
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)(c)	200	180,870
COSL Singapore Capital Ltd.
2.50%, 06/24/30 (Call 03/24/30)(d)	800	713,504
4.50%, 07/30/25(d)	200	203,924
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/23)(b)(c)	175	163,100
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/23)(c)	175	166,155
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(c)	659	603,796
3.50%, 08/01/23 (Call 05/01/23)(c)	297	296,543
3.80%, 11/15/25 (Call 08/15/25)	301	301,445
4.50%, 11/15/41 (Call 05/15/41)	130	117,575
4.75%, 08/01/43 (Call 02/01/43)	719	674,235
4.85%, 11/15/35 (Call 05/15/35)	892	895,274
5.00%, 11/15/45 (Call 05/15/45)	1,030	997,596
6.70%, 09/15/38	683	748,896
7.45%, 09/15/39	379	459,230
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(b)	250	230,225
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/22)(b)	125	74,970
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	218	198,498
3.95%, 12/01/42 (Call 06/01/42)	610	451,638
Oceaneering International Inc.
4.65%, 11/15/24 (Call 09/30/24)	270	254,092
6.00%, 02/01/28 (Call 11/01/27)	195	170,633
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	445	420,093
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	1,180	1,184,307
3.90%, 05/17/28 (Call 02/17/28)(b)	777	761,662
4.00%, 12/21/25 (Call 09/21/25)(b)	832	837,275
4.30%, 05/01/29 (Call 02/01/29)(b)	885	872,822
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	475	432,255
3.65%, 12/01/23 (Call 09/01/23)	321	323,571
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	124	123,473
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/22)(b)	191	185,537
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/22)(b)	162	153,011
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/23)	380	355,961
6.88%, 09/01/27 (Call 09/01/22)	450	411,210
Security	Par (000)	Value

Oil & Gas Services (continued)
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(b)(c)	$195	$185,689
8.63%, 04/30/30 (Call 10/30/24)(b)	950	859,636
11.00%, 12/01/24 (Call 12/01/22)(b)	456	461,923
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(b)	200	192,166
		20,086,257
Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	603	586,249
4.50%, 05/15/28 (Call 02/15/28)	192	191,629
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	526	446,563
2.69%, 05/25/31 (Call 02/25/31)	745	639,091
4.00%, 05/17/25 (Call 04/17/25)	300	298,854
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22), (7.25% PIK)(b)(g)	530	401,480
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	315	292,723
4.00%, 09/01/29 (Call 05/15/24)(b)	645	558,009
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(b)(c)	668	603,057
5.25%, 04/30/25 (Call 04/30/23)(b)	415	406,899
5.25%, 08/15/27 (Call 08/15/22)(b)	1,135	873,552
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(c)	801	694,635
3.13%, 09/15/31 (Call 06/15/31)	505	442,173
4.00%, 11/15/23	550	550,907
4.88%, 03/15/26 (Call 12/15/25)	445	448,320
5.25%, 07/01/25	575	581,773
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	408	387,841
1.57%, 01/15/26 (Call 12/15/25)	1,022	930,756
1.65%, 01/15/27 (Call 12/15/26)	687	607,706
4.50%, 02/15/26 (Call 02/15/23)(b)(c)	186	180,360
4.88%, 07/15/26 (Call 07/15/23)(b)	1,145	1,123,394
5.63%, 07/15/27 (Call 07/15/23)(b)(c)	315	318,153
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	60	59,645
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(d)	425	346,375
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	155	144,972
5.38%, 01/15/28 (Call 01/15/23)(b)(c)	325	292,659
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	100	88,151
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	200	201,680
8.75%, 04/15/30 (Call 04/15/25)(b)	710	673,584
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	305	304,725
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	197	192,371
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/23)	559	554,685
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(c)	230	248,214
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	320	270,989
Graphic Packaging International LLC
3.50%, 03/15/28(b)(c)	328	303,475
3.50%, 03/01/29 (Call 09/01/28)(b)	325	294,489

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
3.75%, 02/01/30 (Call 08/01/29)(b)	$195	$176,235
4.13%, 08/15/24 (Call 05/15/24)(c)	118	117,103
4.75%, 07/15/27 (Call 04/15/27)(b)(c)	140	137,012
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)(c)	425	354,794
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(d)	600	492,924
5.75%, 04/03/29 (Call 01/03/29)(c)(d)	400	400,380
7.00%, 04/03/49 (Call 10/03/48)(d)	400	386,540
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)(c)	250	228,705
6.75%, 07/15/26 (Call 07/15/23)(b)	420	406,459
8.25%, 11/01/29 (Call 11/01/24)(b)	275	231,608
10.50%, 07/15/27 (Call 07/15/23)(b)(c)	465	441,597
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/22)(b)(c)	41	37,580
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 08/29/22)(b)	854	849,030
7.25%, 04/15/25 (Call 08/29/22)(b)(c)	895	823,230
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)(c)	235	196,756
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	215	201,995
5.88%, 08/15/23(b)(c)	248	248,067
6.38%, 08/15/25(b)	175	167,526
6.63%, 05/13/27 (Call 05/15/23)(b)(c)	360	346,219
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	313	287,854
3.05%, 10/01/51 (Call 04/01/51)	210	156,030
3.40%, 12/15/27 (Call 09/15/27)	619	601,588
3.65%, 09/15/24 (Call 06/15/24)	230	229,103
4.05%, 12/15/49 (Call 06/15/49)	275	238,725
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(b)(c)	700	617,967
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	240	212,194
Pactiv LLC
7.95%, 12/15/25	175	156,034
8.38%, 04/15/27	150	131,598
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	590	525,655
4.00%, 12/01/27 (Call 09/01/27)(b)	249	236,787
5.00%, 04/15/29 (Call 04/15/25)(b)	105	104,116
5.13%, 12/01/24 (Call 09/01/24)(b)(c)	290	293,294
5.50%, 09/15/25 (Call 06/15/25)(b)(c)	240	244,553
6.88%, 07/15/33(b)	300	319,704
Silgan Holdings Inc.
1.40%, 04/01/26 (Call 03/01/26)(b)	310	279,276
4.13%, 02/01/28 (Call 10/01/22)(c)	350	333,494
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	750	712,627
2.25%, 02/01/27 (Call 01/01/27)	565	519,896
2.85%, 02/01/32 (Call 11/01/31)	700	607,033
3.13%, 05/01/30 (Call 02/01/30)	405	365,990
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 11/01/22)(b)	50	44,949
9.25%, 08/01/24 (Call 08/01/22)(b)	328	304,282
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)(c)	275	244,483
Security	Par (000)	Value

Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(b)	$630	$621,810
8.50%, 08/15/27 (Call 08/15/22)(b)(c)	425	412,909
WestRock MWV LLC
7.95%, 02/15/31	120	145,938
8.20%, 01/15/30	142	172,608
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	724	708,818
3.00%, 06/15/33 (Call 03/15/33)(c)	209	183,155
3.38%, 09/15/27 (Call 06/15/27)	125	120,843
3.75%, 03/15/25 (Call 01/15/25)	240	239,477
3.90%, 06/01/28 (Call 03/01/28)	475	470,582
4.00%, 03/15/28 (Call 12/15/27)	260	259,332
4.20%, 06/01/32 (Call 03/01/32)	337	331,517
4.65%, 03/15/26 (Call 01/15/26)	955	977,070
4.90%, 03/15/29 (Call 12/15/28)	618	638,375
		34,833,564
Pharmaceuticals — 1.3%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)(c)	330	300,416
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	2,468	2,415,284
2.95%, 11/21/26 (Call 09/21/26)	1,475	1,438,730
3.20%, 05/14/26 (Call 02/14/26)	1,206	1,194,085
3.20%, 11/21/29 (Call 08/21/29)	2,173	2,071,260
3.60%, 05/14/25 (Call 02/14/25)	1,378	1,378,758
3.75%, 11/14/23 (Call 10/14/23)	1,536	1,550,515
3.80%, 03/15/25 (Call 12/15/24)	1,308	1,312,329
3.85%, 06/15/24 (Call 03/15/24)	697	700,687
4.05%, 11/21/39 (Call 05/21/39)	1,684	1,585,031
4.25%, 11/14/28 (Call 08/14/28)	896	915,372
4.25%, 11/21/49 (Call 05/21/49)	2,994	2,810,288
4.30%, 05/14/36 (Call 11/14/35)	750	746,497
4.40%, 11/06/42	1,528	1,459,255
4.45%, 05/14/46 (Call 11/14/45)	1,185	1,129,400
4.50%, 05/14/35 (Call 11/14/34)	1,304	1,327,615
4.55%, 03/15/35 (Call 09/15/34)	1,427	1,455,954
4.63%, 10/01/42 (Call 04/01/42)	588	568,808
4.70%, 05/14/45 (Call 11/14/44)	1,718	1,709,307
4.75%, 03/15/45 (Call 09/15/44)	530	522,935
4.85%, 06/15/44 (Call 12/15/43)	605	612,925
4.88%, 11/14/48 (Call 05/14/48)	1,047	1,060,611
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)(c)	395	352,206
5.13%, 03/01/30 (Call 03/01/25)(b)	295	271,081
6.13%, 08/01/28 (Call 08/01/23)(b)	265	253,274
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	390	346,718
2.80%, 05/15/30 (Call 02/15/30)	457	413,270
3.25%, 03/01/25 (Call 12/01/24)(c)	575	568,997
3.40%, 05/15/24 (Call 02/15/24)	680	677,028
3.45%, 12/15/27 (Call 09/15/27)	659	650,499
4.25%, 03/01/45 (Call 09/01/44)	140	128,220
4.30%, 12/15/47 (Call 06/15/47)	639	606,058
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 08/29/22)	610	581,855
1.20%, 05/28/26 (Call 04/28/26)	260	240,477
1.75%, 05/28/28 (Call 03/28/28)	620	568,466
2.25%, 05/28/31 (Call 02/28/31)	229	208,301
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	975	886,909

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
1.38%, 08/06/30 (Call 05/06/30)	$887	$762,102
2.13%, 08/06/50 (Call 02/06/50)	495	349,322
3.00%, 05/28/51 (Call 11/28/50)	640	535,584
3.13%, 06/12/27 (Call 03/12/27)	275	272,610
3.38%, 11/16/25	834	836,410
3.50%, 08/17/23 (Call 07/17/23)	462	463,377
4.00%, 01/17/29 (Call 10/17/28)	1,094	1,127,925
4.00%, 09/18/42	935	905,510
4.38%, 11/16/45	884	899,214
4.38%, 08/17/48 (Call 02/17/48)	633	650,376
6.45%, 09/15/37	1,122	1,411,252
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)(c)	1,020	644,181
9.25%, 04/01/26 (Call 04/01/23)(b)	890	622,359
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	875	698,915
5.00%, 01/30/28 (Call 01/30/23)(b)	736	392,627
5.00%, 02/15/29 (Call 02/15/24)(b)	545	277,678
5.25%, 01/30/30 (Call 01/30/25)(b)	755	391,098
5.25%, 02/15/31 (Call 02/15/26)(b)	585	299,830
5.50%, 11/01/25 (Call 11/01/22)(b)	1,025	919,220
5.75%, 08/15/27 (Call 08/15/22)(b)	305	253,861
6.13%, 02/01/27 (Call 02/01/24)(b)	595	507,386
6.25%, 02/15/29 (Call 02/15/24)(b)	900	479,745
7.00%, 01/15/28 (Call 01/15/23)(b)	455	251,515
7.25%, 05/30/29 (Call 05/30/24)(b)	465	254,722
9.00%, 12/15/25 (Call 12/15/22)(b)	900	652,500
Bayer Corp., 6.65%, 02/15/28(b)(c)	350	377,073
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	959	945,603
3.88%, 12/15/23 (Call 11/15/23)(b)	1,925	1,925,346
3.95%, 04/15/45 (Call 10/15/44)(b)	506	401,486
4.20%, 07/15/34 (Call 01/15/34)(b)	810	766,697
4.25%, 12/15/25 (Call 10/15/25)(b)	912	912,410
4.38%, 12/15/28 (Call 09/15/28)(b)(c)	1,272	1,266,098
4.40%, 07/15/44 (Call 01/15/44)(b)	849	709,908
4.63%, 06/25/38 (Call 12/25/37)(b)(c)	390	360,110
4.70%, 07/15/64 (Call 01/15/64)(b)	536	462,772
4.88%, 06/25/48 (Call 12/25/47)(b)(c)	415	395,358
5.50%, 07/30/35(b)	310	315,096
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	340	335,583
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,000	850,310
2.82%, 05/20/30 (Call 02/20/30)	445	406,810
3.36%, 06/06/24 (Call 04/06/24)	567	563,003
3.70%, 06/06/27 (Call 03/06/27)	1,046	1,036,136
3.73%, 12/15/24 (Call 09/15/24)	278	278,867
3.79%, 05/20/50 (Call 11/20/49)	927	806,731
4.67%, 06/06/47 (Call 12/06/46)	745	739,062
4.69%, 12/15/44 (Call 06/15/44)	375	374,786
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(b)	550	531,965
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 08/29/22)	808	784,116
0.75%, 11/13/25 (Call 10/13/25)	1,004	931,561
1.13%, 11/13/27 (Call 09/13/27)	450	408,663
1.45%, 11/13/30 (Call 08/13/30)(c)	1,140	978,895
2.35%, 11/13/40 (Call 05/13/40)	1,020	798,395
2.55%, 11/13/50 (Call 05/13/50)	883	655,062
2.90%, 07/26/24 (Call 06/26/24)	1,391	1,389,067
Security	Par (000)	Value

Pharmaceuticals (continued)
2.95%, 03/15/32 (Call 12/15/31)(c)	$730	$701,238
3.20%, 06/15/26 (Call 04/15/26)	747	750,309
3.25%, 11/01/23	290	291,177
3.25%, 08/01/42	808	698,564
3.40%, 07/26/29 (Call 04/26/29)	709	702,264
3.55%, 03/15/42 (Call 09/15/41)	395	364,052
3.63%, 05/15/24 (Call 02/15/24)(c)	300	301,872
3.70%, 03/15/52 (Call 09/15/51)	455	412,967
3.90%, 02/20/28 (Call 11/20/27)	1,098	1,126,954
3.90%, 03/15/62 (Call 09/15/61)	545	494,778
4.13%, 06/15/39 (Call 12/15/38)	1,453	1,450,937
4.25%, 10/26/49 (Call 04/26/49)	1,586	1,561,813
4.35%, 11/15/47 (Call 05/15/47)	703	700,736
4.55%, 02/20/48 (Call 08/20/47)	868	889,726
4.63%, 05/15/44 (Call 11/15/43)	325	335,888
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	861	850,616
3.41%, 06/15/27 (Call 03/15/27)	947	937,473
3.50%, 11/15/24 (Call 08/15/24)	450	448,236
3.75%, 09/15/25 (Call 06/15/25)	769	771,284
4.37%, 06/15/47 (Call 12/15/46)	189	168,439
4.50%, 11/15/44 (Call 05/15/44)	236	208,537
4.60%, 03/15/43	345	314,530
4.90%, 09/15/45 (Call 03/15/45)	423	400,463
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(b)(c)	400	362,612
Cigna Corp.
0.61%, 03/15/24 (Call 08/29/22)	710	679,079
1.25%, 03/15/26 (Call 02/15/26)	350	323,477
2.38%, 03/15/31 (Call 12/15/30)	1,005	888,108
2.40%, 03/15/30 (Call 12/15/29)	1,182	1,058,446
3.05%, 10/15/27 (Call 07/15/27)	997	961,686
3.20%, 03/15/40 (Call 09/15/39)	255	213,812
3.25%, 04/15/25 (Call 01/15/25)	540	535,734
3.40%, 03/01/27 (Call 12/01/26)	603	595,294
3.40%, 03/15/50 (Call 09/15/49)	1,185	967,801
3.40%, 03/15/51 (Call 09/15/50)	861	702,249
3.50%, 06/15/24 (Call 03/17/24)	415	416,237
3.88%, 10/15/47 (Call 04/15/47)	492	424,345
4.13%, 11/15/25 (Call 09/15/25)	1,251	1,270,103
4.38%, 10/15/28 (Call 07/15/28)	1,205	1,229,811
4.50%, 02/25/26 (Call 11/27/25)	707	727,418
4.80%, 08/15/38 (Call 02/15/38)	1,100	1,120,141
4.80%, 07/15/46 (Call 01/16/46)	1,110	1,106,592
4.90%, 12/15/48 (Call 06/15/48)	1,397	1,410,327
6.13%, 11/15/41	385	433,891
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,135	1,907,601
1.75%, 08/21/30 (Call 05/21/30)	819	687,387
1.88%, 02/28/31 (Call 11/28/30)	1,083	906,655
2.13%, 09/15/31 (Call 06/15/31)	565	480,453
2.63%, 08/15/24 (Call 07/15/24)(c)	914	903,827
2.70%, 08/21/40 (Call 02/21/40)	1,296	989,483
2.88%, 06/01/26 (Call 03/01/26)	1,036	1,015,042
3.00%, 08/15/26 (Call 06/15/26)	595	582,660
3.25%, 08/15/29 (Call 05/15/29)	1,010	954,935
3.38%, 08/12/24 (Call 05/12/24)	676	676,872
3.63%, 04/01/27 (Call 02/01/27)	447	446,423
3.75%, 04/01/30 (Call 01/01/30)	1,015	987,493
3.88%, 07/20/25 (Call 04/20/25)	1,518	1,536,914

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 12/05/23 (Call 09/05/23)(c)	$115	$115,714
4.10%, 03/25/25 (Call 01/25/25)	187	189,938
4.13%, 04/01/40 (Call 10/01/39)	1,069	983,619
4.25%, 04/01/50 (Call 10/01/49)	739	676,111
4.30%, 03/25/28 (Call 12/25/27)	1,719	1,749,168
4.78%, 03/25/38 (Call 09/25/37)	2,882	2,874,651
4.88%, 07/20/35 (Call 01/20/35)	991	1,028,460
5.05%, 03/25/48 (Call 09/25/47)	3,918	3,968,934
5.13%, 07/20/45 (Call 01/20/45)	829	847,172
5.30%, 12/05/43 (Call 06/05/43)	1,036	1,077,264
6.13%, 09/15/39	296	329,528
6.25%, 06/01/27	559	614,246
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)(c)	387	395,545
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	605	447,077
2.50%, 09/15/60 (Call 03/15/60)	697	510,211
2.75%, 06/01/25 (Call 03/01/25)(c)	475	472,943
3.10%, 05/15/27 (Call 02/15/27)	1,310	1,307,328
3.38%, 03/15/29 (Call 12/15/28)	300	301,203
3.70%, 03/01/45 (Call 09/01/44)	55	51,901
3.95%, 05/15/47 (Call 11/15/46)	55	54,514
4.15%, 03/15/59 (Call 09/15/58)	260	260,660
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)	305	263,197
6.75%, 02/15/30 (Call 02/15/27)(b)	120	110,146
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	650	642,863
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 08/29/22)(b)	200	161,304
6.00%, 06/30/28 (Call 06/30/23)(b)	676	47,428
9.50%, 07/31/27 (Call 07/31/23)(b)(c)	510	133,028
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)(c)	675	543,044
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	363	368,670
3.88%, 05/15/28	563	577,362
4.20%, 03/18/43	249	243,612
5.38%, 04/15/34	533	603,910
6.38%, 05/15/38	1,771	2,192,038
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	773	751,627
3.00%, 06/01/24 (Call 05/01/24)	969	970,599
3.38%, 06/01/29 (Call 03/01/29)	755	752,131
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	375	351,574
Hikma Finance USA LLC, 3.25%, 07/09/25(d)	200	189,126
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	350	259,161
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(b)	400	396,912
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	785	755,680
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(c)	818	765,697
0.95%, 09/01/27 (Call 07/01/27)	508	464,322
1.30%, 09/01/30 (Call 06/01/30)	373	327,710
2.10%, 09/01/40 (Call 03/01/40)	878	679,168
2.25%, 09/01/50 (Call 03/01/50)	731	539,975
2.45%, 03/01/26 (Call 12/01/25)	621	614,933
2.45%, 09/01/60 (Call 03/01/60)	830	600,472
2.63%, 01/15/25 (Call 11/15/24)	479	477,970
Security	Par (000)	Value

Pharmaceuticals (continued)
2.90%, 01/15/28 (Call 10/15/27)	$839	$834,344
2.95%, 03/03/27 (Call 12/03/26)	783	784,417
3.38%, 12/05/23	605	611,679
3.40%, 01/15/38 (Call 07/15/37)(c)	808	763,907
3.50%, 01/15/48 (Call 07/15/47)	376	351,763
3.55%, 03/01/36 (Call 09/01/35)	384	381,884
3.63%, 03/03/37 (Call 09/03/36)	996	996,637
3.70%, 03/01/46 (Call 09/01/45)	1,259	1,211,435
3.75%, 03/03/47 (Call 09/03/46)	545	528,655
4.38%, 12/05/33 (Call 06/05/33)	696	752,216
4.50%, 09/01/40	240	253,728
4.50%, 12/05/43 (Call 06/05/43)	330	344,883
4.85%, 05/15/41	180	196,603
4.95%, 05/15/33(c)	97	110,370
5.85%, 07/15/38	326	392,882
5.95%, 08/15/37	935	1,167,207
6.95%, 09/01/29(c)	4	4,989
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	190	57,466
Mallinckrodt International Finance SA/Mallinckrodt
CB LLC
10.00%, 04/15/25 (Call 04/15/23)(b)	100	70,923
10.00%, 06/15/29 (Call 06/15/26)(b)	200	121,890
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	240	219,137
1.30%, 08/15/26 (Call 07/15/26)	865	785,602
3.80%, 03/15/24 (Call 12/15/23)	459	460,942
3.95%, 02/16/28 (Call 11/16/27)	840	838,480
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)(c)	914	928,880
4.60%, 06/01/44 (Call 12/01/43)	375	372,263
5.90%, 11/01/39	33	37,671
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,094	1,014,040
1.45%, 06/24/30 (Call 03/24/30)	473	408,024
1.70%, 06/10/27 (Call 05/10/27)	750	702,915
1.90%, 12/10/28 (Call 10/10/28)	895	820,348
2.15%, 12/10/31 (Call 09/10/31)	965	863,762
2.35%, 06/24/40 (Call 12/24/39)	1,021	796,921
2.45%, 06/24/50 (Call 12/24/49)	1,033	763,831
2.75%, 02/10/25 (Call 11/10/24)	1,480	1,469,107
2.75%, 12/10/51 (Call 06/10/51)	480	373,795
2.90%, 03/07/24 (Call 02/07/24)(c)	485	484,476
2.90%, 12/10/61 (Call 06/10/61)	685	515,161
3.40%, 03/07/29 (Call 12/07/28)	916	912,391
3.60%, 09/15/42 (Call 03/15/42)	360	329,335
3.70%, 02/10/45 (Call 08/10/44)	1,617	1,499,363
3.90%, 03/07/39 (Call 09/07/38)	423	413,483
4.00%, 03/07/49 (Call 09/07/48)	439	425,808
4.15%, 05/18/43	795	787,654
6.50%, 12/01/33	800	994,096
6.55%, 09/15/37	275	346,541
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	123	145,941
5.95%, 12/01/28	165	186,650
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	605	606,210
4.55%, 04/15/28 (Call 01/15/28)	709	681,080
5.20%, 04/15/48 (Call 10/15/47)	625	507,825
5.40%, 11/29/43 (Call 05/29/43)	531	451,127

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(c)	$359	$349,487
2.00%, 02/14/27 (Call 12/14/26)	155	148,034
2.20%, 08/14/30 (Call 05/14/30)	461	425,512
2.75%, 08/14/50 (Call 02/14/50)(c)	631	516,347
3.00%, 11/20/25 (Call 08/20/25)	499	498,616
3.10%, 05/17/27 (Call 02/17/27)	648	650,346
3.40%, 05/06/24	1,110	1,116,793
3.70%, 09/21/42	275	259,284
4.00%, 11/20/45 (Call 05/20/45)	940	937,509
4.40%, 05/06/44	1,208	1,276,337
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)(c)	260	237,962
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)(c)	1,150	1,091,177
5.13%, 04/30/31 (Call 04/30/26)(b)	1,243	1,164,517
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)	220	216,432
4.50%, 03/31/29 (Call 03/31/24)(b)	300	270,780
6.63%, 04/01/30 (Call 04/01/25)(b)(c)	345	345,286
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(b)	325	218,732
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/23)(b)	1,196	966,906
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	430	422,664
4.38%, 03/15/26 (Call 12/15/25)	349	342,819
4.40%, 06/15/30 (Call 03/15/30)	475	432,070
4.90%, 12/15/44 (Call 06/15/44)	200	155,892
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	742	702,140
1.70%, 05/28/30 (Call 02/28/30)	890	787,258
1.75%, 08/18/31 (Call 05/18/31)	553	483,217
2.55%, 05/28/40 (Call 11/28/39)	459	378,065
2.63%, 04/01/30 (Call 01/01/30)	532	504,767
2.70%, 05/28/50 (Call 11/28/49)	293	236,823
2.75%, 06/03/26(c)	1,009	1,004,298
2.95%, 03/15/24 (Call 02/15/24)	1,050	1,050,346
3.00%, 12/15/26	1,218	1,222,531
3.20%, 09/15/23 (Call 08/15/23)	908	909,861
3.40%, 05/15/24	578	582,786
3.45%, 03/15/29 (Call 12/15/28)	662	666,435
3.60%, 09/15/28 (Call 06/15/28)	547	561,561
3.90%, 03/15/39 (Call 09/15/38)	225	220,709
4.00%, 12/15/36	502	516,282
4.00%, 03/15/49 (Call 09/15/48)	466	460,753
4.10%, 09/15/38 (Call 03/15/38)	595	599,302
4.13%, 12/15/46	645	648,206
4.20%, 09/15/48 (Call 03/15/48)	949	970,542
4.30%, 06/15/43	298	304,178
4.40%, 05/15/44	1,016	1,049,924
5.60%, 09/15/40	387	447,492
7.20%, 03/15/39	1,224	1,654,371
Pharmacia LLC, 6.60%, 12/01/28	213	245,932
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)(c)	275	259,683
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(b)	361	310,323
5.13%, 01/15/28 (Call 01/15/23)(b)	330	318,658
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	604	612,444
Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	$435	$431,120
3.20%, 09/23/26 (Call 06/23/26)	1,334	1,299,329
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	1,148	995,729
3.03%, 07/09/40 (Call 01/09/40)	1,051	856,018
3.18%, 07/09/50 (Call 01/09/50)	1,043	818,713
3.38%, 07/09/60 (Call 01/09/60)	495	386,263
4.40%, 11/26/23 (Call 10/26/23)	770	776,784
5.00%, 11/26/28 (Call 08/26/28)	1,443	1,509,710
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	612	560,041
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	2,015	1,805,420
4.10%, 10/01/46	1,145	813,946
4.75%, 05/09/27 (Call 02/09/27)	615	582,067
5.13%, 05/09/29 (Call 02/09/29)	415	381,717
6.00%, 04/15/24 (Call 01/15/24)	800	809,152
6.75%, 03/01/28 (Call 12/01/27)(c)	600	604,794
7.13%, 01/31/25 (Call 10/31/24)	700	718,914
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	788	745,944
5.25%, 06/15/46 (Call 12/15/45)	840	691,001
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	432	396,533
2.30%, 06/22/27 (Call 04/22/27)	700	610,876
2.70%, 06/22/30 (Call 03/22/30)	381	312,325
3.85%, 06/22/40 (Call 12/22/39)	778	568,259
4.00%, 06/22/50 (Call 12/22/49)	824	571,032
Wyeth LLC
5.95%, 04/01/37	1,421	1,728,888
6.00%, 02/15/36	527	625,749
6.45%, 02/01/24(c)	895	936,949
6.50%, 02/01/34	811	1,005,551
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	619	540,034
3.00%, 09/12/27 (Call 06/15/27)	658	636,918
3.00%, 05/15/50 (Call 11/15/49)	370	287,120
3.90%, 08/20/28 (Call 05/20/28)	411	411,621
3.95%, 09/12/47 (Call 03/12/47)	390	355,567
4.45%, 08/20/48 (Call 02/20/48)(c)	325	318,585
4.50%, 11/13/25 (Call 08/13/25)	490	503,014
4.70%, 02/01/43 (Call 08/01/42)	659	665,326
		231,105,451
Pipelines — 1.0%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(d)	600	591,582
4.60%, 11/02/47(d)	1,200	1,172,796
Acu Petroleo Luxembourg Sarl, 7.50%, 01/13/32 (Call 01/13/27)(c)(d)	250	209,073
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(d)	250	187,483
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	411	398,538
5.75%, 03/01/27 (Call 03/01/23)(b)	385	383,352
5.75%, 01/15/28 (Call 01/15/23)(b)	380	373,403
7.88%, 05/15/26 (Call 05/15/23)(b)	340	355,667
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 07/15/23)(b)	128	121,092
7.63%, 12/15/25 (Call 12/15/22)(b)	325	324,045

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	$420	$370,784
3.60%, 09/01/32 (Call 06/01/32)	30	26,424
4.45%, 07/15/27 (Call 04/15/27)	365	359,386
4.80%, 05/03/29 (Call 02/03/29)	404	399,269
4.95%, 12/15/24 (Call 09/15/24)	255	257,871
5.95%, 06/01/26 (Call 03/01/26)	313	329,079
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(c)	430	400,339
4.13%, 03/01/25 (Call 02/01/25)(b)	345	332,176
4.13%, 12/01/27 (Call 09/01/27)	325	295,952
4.15%, 07/01/23 (Call 04/01/23)	100	98,719
4.35%, 10/15/24 (Call 07/15/24)	301	295,251
4.50%, 03/01/28 (Call 12/01/27)(b)	345	317,769
5.60%, 10/15/44 (Call 04/15/44)	192	141,965
5.85%, 11/15/43 (Call 05/15/43)	230	169,850
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	673	614,382
3.30%, 01/15/35 (Call 09/15/34)(b)	607	540,151
3.40%, 01/15/38 (Call 07/15/37)(b)	335	297,865
3.70%, 01/15/39 (Call 07/15/38)(b)	590	515,595
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	460	370,079
3.70%, 11/15/29 (Call 05/18/29)	806	755,730
5.13%, 06/30/27 (Call 01/01/27)	783	797,133
5.88%, 03/31/25 (Call 10/02/24)	1,007	1,036,858
7.00%, 06/30/24 (Call 01/01/24)	1,095	1,136,292
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	1,066	1,039,478
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(c)	655	570,950
4.00%, 03/01/31 (Call 03/01/26)	850	787,380
4.50%, 10/01/29 (Call 10/01/24)(c)	995	953,707
CNPC Global Capital Ltd.
1.35%, 06/23/25 (Call 05/23/25)(d)	200	187,314
2.00%, 06/23/30 (Call 03/23/30)(d)	1,200	1,056,852
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	255	218,701
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	455	427,004
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	80	79,626
4.20%, 04/15/43 (Call 10/15/42)(b)	15	13,234
4.25%, 04/15/48 (Call 10/15/47)(b)	20	17,734
7.63%, 04/15/32(b)	15	18,330
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	463	461,912
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	224	226,527
5.80%, 06/01/45 (Call 12/01/44)	432	462,063
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	820	776,753
Crestwood Midstream Partners LP/Crestwood
Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/23)(b)(c)	340	331,167
5.75%, 04/01/25 (Call 04/01/23)	345	345,255
6.00%, 02/01/29 (Call 02/01/24)(b)	400	364,116
8.00%, 04/01/29 (Call 04/01/24)(b)	330	326,608
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	245	211,437
5.13%, 05/15/29 (Call 02/15/29)	315	311,699
5.38%, 07/15/25 (Call 04/15/25)	480	490,886
	Par
Security	(000)	Value

Pipelines (continued)
5.60%, 04/01/44 (Call 10/01/43)	$245	$213,420
5.63%, 07/15/27 (Call 04/15/27)	333	342,744
6.45%, 11/03/36(b)	195	195,525
6.75%, 09/15/37(b)	285	283,150
8.13%, 08/16/30	190	210,227
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
6.75%, 05/15/25 (Call 05/15/23)(c)	161	153,536
7.13%, 06/01/28 (Call 06/01/24)(b)	255	232,784
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)(c)	655	603,393
4.38%, 06/15/31 (Call 06/15/26)(b)	525	474,369
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(b)	394	366,388
4.60%, 12/15/44 (Call 06/15/44)(b)	395	377,071
4.80%, 11/01/43 (Call 05/01/43)(b)	327	314,803
EIG Pearl Holdings Sarl
3.55%, 08/31/36(d)	600	523,722
4.39%, 11/30/46(d)	865	698,929
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	285	293,336
5.88%, 10/15/25 (Call 07/15/25)	415	435,663
7.38%, 10/15/45 (Call 04/15/45)	215	266,630
Series B, 7.50%, 04/15/38	92	111,119
Enbridge Inc.
0.55%, 10/04/23	380	366,939
1.60%, 10/04/26 (Call 09/04/26)	870	793,466
2.15%, 02/16/24	120	117,239
2.50%, 01/15/25 (Call 12/15/24)	433	420,499
2.50%, 02/14/25	115	111,358
2.50%, 08/01/33 (Call 05/01/33)(c)	415	351,713
3.13%, 11/15/29 (Call 08/15/29)	449	419,743
3.40%, 08/01/51 (Call 02/01/51)	310	248,617
3.50%, 06/10/24 (Call 03/10/24)	184	183,669
3.70%, 07/15/27 (Call 04/15/27)	371	364,255
4.00%, 10/01/23 (Call 07/01/23)	258	258,740
4.00%, 11/15/49 (Call 05/15/49)	370	324,009
4.25%, 12/01/26 (Call 09/01/26)	563	569,187
4.50%, 06/10/44 (Call 12/10/43)	475	437,608
5.50%, 12/01/46 (Call 05/29/46)	473	502,482
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	535	514,820
3.75%, 05/15/30 (Call 02/15/30)	638	592,983
3.90%, 05/15/24 (Call 02/15/24)	595	592,555
3.90%, 07/15/26 (Call 04/15/26)	475	464,189
4.00%, 10/01/27 (Call 07/01/27)	364	352,902
4.05%, 03/15/25 (Call 12/15/24)	526	521,881
4.15%, 09/15/29 (Call 06/15/29)	452	427,655
4.20%, 04/15/27 (Call 01/15/27)	440	432,186
4.25%, 04/01/24 (Call 01/01/24)	449	448,897
4.40%, 03/15/27 (Call 12/15/26)	387	383,455
4.50%, 04/15/24 (Call 03/15/24)	635	637,642
4.75%, 01/15/26 (Call 10/15/25)	975	982,293
4.90%, 02/01/24 (Call 11/01/23)	138	139,192
4.90%, 03/15/35 (Call 09/15/34)	480	451,272
4.95%, 05/15/28 (Call 02/15/28)	407	407,338
4.95%, 06/15/28 (Call 03/15/28)(c)	460	465,157
4.95%, 01/15/43 (Call 07/15/42)	220	190,648
5.00%, 05/15/44 (Call 11/15/43)	537	468,989
5.00%, 05/15/50 (Call 11/15/49)	916	809,350

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
5.15%, 02/01/43 (Call 08/01/42)	$427	$378,565
5.15%, 03/15/45 (Call 09/15/44)	328	293,419
5.25%, 04/15/29 (Call 01/15/29)	887	903,738
5.30%, 04/01/44 (Call 10/01/43)	30	26,942
5.30%, 04/15/47 (Call 10/15/46)	553	500,979
5.35%, 05/15/45 (Call 11/15/44)	569	519,104
5.40%, 10/01/47 (Call 04/01/47)	1,068	979,057
5.50%, 06/01/27 (Call 03/01/27)	312	322,502
5.88%, 01/15/24 (Call 10/15/23)	465	475,016
5.95%, 12/01/25 (Call 09/01/25)	610	633,942
5.95%, 10/01/43 (Call 04/01/43)	320	311,552
6.00%, 06/15/48 (Call 12/15/47)	600	587,274
6.05%, 06/01/41 (Call 12/01/40)	255	257,198
6.10%, 02/15/42	294	289,008
6.13%, 12/15/45 (Call 06/15/45)	682	678,338
6.25%, 04/15/49 (Call 10/15/48)	1,167	1,177,351
6.50%, 02/01/42 (Call 08/01/41)	765	797,115
6.63%, 10/15/36	217	228,008
7.50%, 07/01/38	340	376,965
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	97	94,346
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	154	154,759
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	90	90,313
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)(c)	305	289,485
5.63%, 01/15/28 (Call 07/15/27)(b)	300	291,750
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	433	425,704
4.40%, 04/01/24 (Call 01/01/24)	320	320,317
4.85%, 07/15/26 (Call 04/15/26)	288	284,904
5.05%, 04/01/45 (Call 10/01/44)	280	206,402
5.45%, 06/01/47 (Call 12/01/46)	320	248,531
5.60%, 04/01/44 (Call 10/01/43)	226	176,393
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	1,040	947,201
3.13%, 07/31/29 (Call 04/30/29)	500	467,225
3.20%, 02/15/52 (Call 08/15/51)	558	421,859
3.30%, 02/15/53 (Call 08/15/52)	80	61,823
3.70%, 02/15/26 (Call 11/15/25)	99	99,206
3.70%, 01/31/51 (Call 07/31/50)	569	474,648
3.75%, 02/15/25 (Call 11/15/24)	897	898,731
3.90%, 02/15/24 (Call 11/15/23)	627	628,981
3.95%, 02/15/27 (Call 11/15/26)	428	429,999
3.95%, 01/31/60 (Call 07/31/59)	1,167	975,028
4.15%, 10/16/28 (Call 07/16/28)	1,094	1,101,592
4.20%, 01/31/50 (Call 07/31/49)	689	612,342
4.25%, 02/15/48 (Call 08/15/47)	936	841,857
4.45%, 02/15/43 (Call 08/15/42)	930	861,394
4.80%, 02/01/49 (Call 08/01/48)	732	710,655
4.85%, 08/15/42 (Call 02/15/42)	532	516,343
4.85%, 03/15/44 (Call 09/15/43)	931	897,558
4.90%, 05/15/46 (Call 11/15/45)	880	852,306
4.95%, 10/15/54 (Call 04/15/54)	293	277,409
5.10%, 02/15/45 (Call 08/15/44)	585	578,659
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	320	256,762
5.70%, 02/15/42	351	373,819
5.95%, 02/01/41	317	344,880
6.13%, 10/15/39(c)	120	133,037
6.45%, 09/01/40	177	200,376
	Par
Security	(000)	Value

Pipelines (continued)
7.55%, 04/15/38	$180	$217,960
Series D, 6.88%, 03/01/33	250	295,370
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)(c)	240	206,364
Series H, 6.65%, 10/15/34	55	63,768
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	280	271,860
4.13%, 12/01/26 (Call 09/01/26)	345	318,849
4.50%, 01/15/29 (Call 07/15/28)(b)	425	380,379
4.75%, 01/15/31 (Call 07/15/30)(b)(c)	679	614,991
5.50%, 07/15/28 (Call 04/15/28)	575	545,732
6.00%, 07/01/25 (Call 04/01/25)(b)	320	320,675
6.50%, 07/01/27 (Call 01/01/27)(b)	600	599,682
6.50%, 07/15/48 (Call 01/15/48)(c)	375	315,120
7.50%, 06/01/27 (Call 06/01/24)(b)	100	102,271
7.50%, 06/01/30 (Call 12/01/29)(b)	235	242,041
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	155	131,702
4.32%, 12/30/39 (Call 06/30/39)(b)	230	183,230
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	54	50,864
FLNG Liquefaction 3 LLC, 5.55%, 03/31/39(b)	57	59,461
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	205	171,886
2.55%, 07/01/30 (Call 04/01/30)(b)	125	109,066
4.35%, 07/15/25 (Call 04/15/25)(b)	31	31,330
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(b)	300	300,843
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(d)	357	337,597
2.16%, 03/31/34(d)	961	838,754
2.63%, 03/31/36(d)	1,400	1,180,270
2.94%, 09/30/40(d)	983	830,305
3.25%, 09/30/40(d)	900	740,556
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 08/29/22)(c)	229	221,365
6.25%, 05/15/26 (Call 02/15/23)(c)	215	199,894
6.50%, 10/01/25 (Call 10/01/22)	315	305,260
7.75%, 02/01/28 (Call 02/01/23)(c)	425	390,290
8.00%, 01/15/27 (Call 01/15/24)	600	587,736
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	240	218,546
7.00%, 08/01/27 (Call 08/01/22)	250	230,558
GNL Quintero SA, 4.63%, 07/31/29(d)	529	510,407
Gray Oak Pipeline LLC
2.00%, 09/15/23(b)	270	264,119
2.60%, 10/15/25 (Call 09/15/25)(b)	165	155,194
3.45%, 10/15/27 (Call 08/15/27)(b)(c)	250	234,818
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)(c)	50	50,357
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	499	477,788
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	361	320,665
5.13%, 06/15/28 (Call 06/15/23)(b)	425	414,537
5.50%, 10/15/30 (Call 10/15/25)(b)(c)	240	224,203
5.63%, 02/15/26 (Call 02/15/23)(b)	420	418,375
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/23)(b)(c)	390	363,851
6.38%, 04/15/27 (Call 04/15/24)(b)	240	237,667
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/01/24)(b)	215	184,268

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	$710	$610,976
KazTransGas JSC, 4.38%, 09/26/27(d)	400	352,848
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	365	364,299
4.15%, 02/01/24 (Call 11/01/23)	393	394,387
4.25%, 09/01/24 (Call 06/01/24)	341	342,818
4.30%, 05/01/24 (Call 02/01/24)	68	68,401
4.70%, 11/01/42 (Call 05/01/42)	100	88,451
5.00%, 08/15/42 (Call 02/15/42)	745	693,796
5.00%, 03/01/43 (Call 09/01/42)	200	185,852
5.40%, 09/01/44 (Call 03/01/44)	605	583,480
5.50%, 03/01/44 (Call 09/01/43)	789	768,533
5.63%, 09/01/41	320	306,893
5.80%, 03/15/35	137	143,033
6.38%, 03/01/41	313	327,733
6.50%, 02/01/37	70	76,908
6.50%, 09/01/39	235	250,202
6.55%, 09/15/40	230	245,516
6.95%, 01/15/38	607	676,562
7.30%, 08/15/33	220	254,148
7.40%, 03/15/31	114	130,498
7.50%, 11/15/40(c)	124	142,748
7.75%, 03/15/32(c)	123	144,657
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(c)	500	454,260
2.00%, 02/15/31 (Call 11/15/30)	770	637,853
3.25%, 08/01/50 (Call 02/01/50)	305	221,762
3.60%, 02/15/51 (Call 08/15/50)	410	319,058
4.30%, 06/01/25 (Call 03/01/25)	1,246	1,258,248
4.30%, 03/01/28 (Call 12/01/27)	775	778,565
4.80%, 02/01/33 (Call 11/01/32)	400	404,332
5.05%, 02/15/46 (Call 08/15/45)	326	304,435
5.20%, 03/01/48 (Call 09/01/47)	733	701,862
5.30%, 12/01/34 (Call 06/01/34)	732	754,436
5.45%, 08/01/52 (Call 02/01/52)	400	401,104
5.55%, 06/01/45 (Call 12/01/44)	1,310	1,308,769
5.63%, 11/15/23 (Call 08/15/23)(b)	635	645,166
7.75%, 01/15/32	663	806,036
7.80%, 08/01/31	228	272,159
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	410	415,966
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	220	200,906
3.95%, 03/01/50 (Call 09/01/49)	685	562,323
4.20%, 10/03/47 (Call 04/03/47)	490	415,314
4.25%, 09/15/46 (Call 03/15/46)	191	161,894
4.85%, 02/01/49 (Call 08/01/48)	290	268,940
5.00%, 03/01/26 (Call 12/01/25)	305	314,482
5.15%, 10/15/43 (Call 04/15/43)	245	234,950
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/12/22)(b)	130	126,759
Midwest Connector Capital Co. LLC
3.90%, 04/01/24 (Call 03/01/24)(b)	238	234,118
4.63%, 04/01/29 (Call 01/01/29)(b)	362	347,520
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,262	1,161,785
2.65%, 08/15/30 (Call 05/15/30)	958	831,621
4.00%, 02/15/25 (Call 11/15/24)	265	263,482
4.00%, 03/15/28 (Call 12/15/27)	1,039	1,017,046
4.13%, 03/01/27 (Call 12/01/26)	760	753,472
4.25%, 12/01/27 (Call 09/01/27)	372	368,566
	Par
Security	(000)	Value

Pipelines (continued)
4.50%, 04/15/38 (Call 10/15/37)	$779	$719,710
4.70%, 04/15/48 (Call 10/15/47)	846	744,962
4.80%, 02/15/29 (Call 11/15/28)	362	365,110
4.88%, 12/01/24 (Call 09/01/24)	980	995,827
4.88%, 06/01/25 (Call 03/01/25)	1,230	1,251,882
4.90%, 04/15/58 (Call 10/15/57)	260	225,061
4.95%, 03/14/52 (Call 09/14/51)	670	608,072
5.20%, 03/01/47 (Call 09/01/46)	600	561,990
5.20%, 12/01/47 (Call 06/01/47)	320	296,854
5.50%, 02/15/49 (Call 08/15/48)	1,294	1,260,201
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	945	894,150
6.75%, 09/15/25 (Call 09/15/22)(b)	715	698,183
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(b)	1,160	1,059,010
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/23)(c)	270	212,514
7.50%, 11/01/23 (Call 08/29/22)(c)	280	262,811
7.50%, 04/15/26 (Call 04/15/23)(c)	195	147,744
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	90	77,160
4.88%, 08/15/27 (Call 02/15/27)(b)	378	378,612
7.77%, 12/15/37(b)	425	473,968
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	329	255,521
4.30%, 01/15/49 (Call 07/15/48)(b)	335	298,575
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)	280	276,954
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	168	166,463
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	315	301,613
5.75%, 10/01/25 (Call 07/01/25)	442	429,544
6.00%, 06/01/26 (Call 03/01/26)	317	311,998
6.38%, 10/01/30 (Call 04/01/30)(c)	380	354,152
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(d)	200	169,816
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	15	14,089
2.75%, 09/01/24 (Call 08/01/24)	480	467,208
3.10%, 03/15/30 (Call 12/15/29)	461	408,852
3.40%, 09/01/29 (Call 06/01/29)	658	598,866
4.00%, 07/13/27 (Call 04/13/27)	350	343,490
4.35%, 03/15/29 (Call 12/15/28)	417	403,389
4.45%, 09/01/49 (Call 03/01/49)	360	295,099
4.50%, 03/15/50 (Call 09/15/49)	515	426,961
4.55%, 07/15/28 (Call 04/15/28)	453	447,573
4.95%, 07/13/47 (Call 01/06/47)	473	420,052
5.20%, 07/15/48 (Call 01/15/48)	478	444,440
5.85%, 01/15/26 (Call 12/15/25)	193	201,913
6.00%, 06/15/35	98	97,806
6.35%, 01/15/31 (Call 10/15/30)	360	386,150
7.15%, 01/15/51 (Call 07/15/50)	300	326,772
7.50%, 09/01/23 (Call 06/01/23)	125	128,705
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	330	334,267
5.00%, 09/15/23 (Call 06/15/23)	170	171,668
6.13%, 02/01/41 (Call 08/01/40)	332	328,793
6.20%, 09/15/43 (Call 03/15/43)	428	418,032
6.65%, 10/01/36	255	268,349
6.85%, 10/15/37	145	155,414

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Peru LNG Srl, 5.38%, 03/22/30(d)	$600	$501,096
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(c)	484	437,526
3.60%, 11/01/24 (Call 08/01/24)	640	630,061
3.80%, 09/15/30 (Call 06/15/30)	456	414,696
3.85%, 10/15/23 (Call 07/15/23)	400	398,840
4.30%, 01/31/43 (Call 07/31/42)	295	226,814
4.50%, 12/15/26 (Call 09/15/26)	338	336,810
4.65%, 10/15/25 (Call 07/15/25)	634	635,991
4.70%, 06/15/44 (Call 12/15/43)	320	260,506
4.90%, 02/15/45 (Call 08/15/44)	475	396,806
5.15%, 06/01/42 (Call 12/01/41)	354	305,123
6.65%, 01/15/37	370	382,702
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/23)(b)	225	229,705
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	235	218,378
4.80%, 05/15/30 (Call 02/15/30)(b)	215	182,445
4.95%, 07/15/29 (Call 04/15/29)(b)	325	287,264
6.88%, 04/15/40(b)	295	251,703
7.50%, 07/15/38(b)	150	135,206
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	428	425,137
4.68%, 05/01/38 (Call 11/01/37)(b)	325	311,805
4.83%, 05/01/48 (Call 11/01/47)(b)	183	167,103
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	678	664,820
4.50%, 05/15/30 (Call 11/15/29)(c)	715	708,980
5.00%, 03/15/27 (Call 09/15/26)	1,207	1,229,873
5.63%, 03/01/25 (Call 12/01/24)	801	824,333
5.75%, 05/15/24 (Call 02/15/24)	509	519,933
5.88%, 06/30/26 (Call 12/31/25)	804	840,164
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	320	271,920
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	1,750	1,838,655
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(b)(c)	310	281,102
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	373	363,242
3.50%, 03/15/25 (Call 12/15/24)	240	237,662
4.50%, 03/15/45 (Call 09/15/44)	561	515,531
4.75%, 03/15/24 (Call 12/15/23)	185	187,313
5.95%, 09/25/43 (Call 03/25/43)	285	309,618
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 04/15/23)(c)	200	157,356
8.50%, 10/15/26 (Call 10/15/23)(b)	425	402,386
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	440	399,362
6.00%, 03/01/27 (Call 03/01/23)(b)	290	271,246
6.00%, 12/31/30 (Call 12/31/25)(b)	425	381,671
6.00%, 09/01/31 (Call 09/01/26)(b)(c)	305	275,089
7.50%, 10/01/25 (Call 10/01/22)(b)	365	366,617
Targa Resources Corp.
4.20%, 02/01/33 (Call 12/01/32)	500	469,730
4.95%, 04/15/52 (Call 10/15/51)	325	290,882
5.20%, 07/01/27 (Call 06/01/27)	400	407,028
6.25%, 07/01/52 (Call 01/01/52)	400	419,992
	Par
Security	(000)	Value

Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	$685	$611,910
4.88%, 02/01/31 (Call 02/01/26)	585	553,170
5.00%, 01/15/28 (Call 01/15/23)	465	458,536
5.50%, 03/01/30 (Call 03/01/25)	675	667,433
6.50%, 07/15/27 (Call 07/15/23)	360	370,505
6.88%, 01/15/29 (Call 01/15/24)	415	428,857
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	92	91,777
4.38%, 03/13/25 (Call 12/13/24)	136	136,767
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)(c)	555	494,805
7.00%, 03/15/27	35	38,217
7.00%, 10/15/28	50	55,424
7.63%, 04/01/37	50	59,120
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	14	13,461
4.15%, 01/15/48 (Call 07/15/47)(b)(c)	377	326,282
7.00%, 07/15/32	55	64,144
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	95	89,322
2.50%, 10/12/31 (Call 07/12/31)	300	258,630
3.75%, 10/16/23 (Call 07/16/23)	586	586,580
4.10%, 04/15/30 (Call 01/15/30)	468	460,315
4.25%, 05/15/28 (Call 02/15/28)	640	643,059
4.63%, 03/01/34 (Call 12/01/33)	976	984,647
4.75%, 05/15/38 (Call 11/15/37)	350	344,033
4.88%, 01/15/26 (Call 10/15/25)	608	625,243
4.88%, 05/15/48 (Call 11/15/47)	280	279,594
5.00%, 10/16/43 (Call 04/16/43)	709	703,902
5.10%, 03/15/49 (Call 09/15/48)	444	461,671
5.60%, 03/31/34	104	110,892
5.85%, 03/15/36	205	223,528
6.10%, 06/01/40	243	268,858
6.20%, 10/15/37	750	852,982
7.25%, 08/15/38	400	489,448
7.63%, 01/15/39	651	829,153
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	718	663,518
3.95%, 05/15/50 (Call 11/15/49)	380	329,620
4.00%, 03/15/28 (Call 12/15/27)	719	710,890
4.45%, 08/01/42 (Call 02/01/42)	261	241,475
4.60%, 03/15/48 (Call 09/15/47)	160	148,418
5.40%, 08/15/41 (Call 02/15/41)	185	189,890
7.85%, 02/01/26 (Call 11/01/25)	328	365,723
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/23)	180	153,551
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(d)	600	581,550
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 08/29/22)(c)(d)	300	243,918
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(d)	600	549,816
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	582	586,097
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)(c)	745	650,072
3.88%, 08/15/29 (Call 02/15/29)(b)	754	698,242
4.13%, 08/15/31 (Call 02/15/31)(b)	721	666,348

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	$480	$471,082
3.95%, 06/01/25 (Call 03/01/25)	290	287,091
4.30%, 02/01/30 (Call 11/01/29)	722	671,301
4.50%, 03/01/28 (Call 12/01/27)	255	248,288
4.65%, 07/01/26 (Call 04/01/26)	277	274,654
4.75%, 08/15/28 (Call 05/15/28)	250	244,748
5.30%, 03/01/48 (Call 09/01/47)	430	381,290
5.45%, 04/01/44 (Call 10/01/43)	365	326,514
5.50%, 08/15/48 (Call 02/15/48)	195	171,933
5.50%, 02/01/50 (Call 08/01/49)(c)	602	539,133
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	25	21,706
3.50%, 11/15/30 (Call 08/15/30)	1,127	1,049,958
3.75%, 06/15/27 (Call 03/15/27)	596	585,367
3.90%, 01/15/25 (Call 10/15/24)	455	454,322
4.00%, 09/15/25 (Call 06/15/25)	670	668,392
4.30%, 03/04/24 (Call 12/04/23)	689	692,473
4.50%, 11/15/23 (Call 08/15/23)	276	278,122
4.55%, 06/24/24 (Call 03/24/24)	703	710,740
4.85%, 03/01/48 (Call 09/01/47)	718	678,546
4.90%, 01/15/45 (Call 07/15/44)	333	310,469
5.10%, 09/15/45 (Call 03/15/45)	774	751,237
5.40%, 03/04/44 (Call 09/04/43)	507	497,757
5.75%, 06/24/44 (Call 12/24/43)	570	593,222
5.80%, 11/15/43 (Call 05/15/43)	434	447,580
6.30%, 04/15/40	441	484,364
8.75%, 03/15/32	130	166,998
Series A, 7.50%, 01/15/31	79	93,119
		182,476,205
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)(c)	663	571,168
4.40%, 05/27/26 (Call 02/27/26)(b)	155	154,423
4.87%, 02/15/29 (Call 11/15/28)(b)(c)	210	211,489
5.00%, 03/15/48 (Call 09/15/47)(b)	105	103,379
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	395	390,236
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	320	296,467
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	5	4,857
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	375	366,004
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	468	448,428
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	495	398,287
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	455	355,956
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(b)(c)	125	94,612
		3,395,306
Real Estate — 0.2%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(d)	200	54,688
7.88%, (Call 07/31/24)(a)(d)(e)	400	76,788
8.38%, (Call 12/04/23)(a)(d)(e)	400	76,324
Aldar Sukuk Ltd., 4.75%, 09/29/25(d)	200	203,566
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(d)	400	383,252
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	400	360,676
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)	400	378,536
	Par
Security	(000)	Value

Real Estate (continued)
Aroundtown SA, 5.38%, 03/21/29 (Call 12/21/28)(d)	$1,000	$917,670
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(c)	535	536,043
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	683	565,360
4.88%, 03/01/26 (Call 12/01/25)	1,079	1,104,205
Central Plaza Development Ltd., 3.85%, 07/14/25(d)	1,000	702,820
China Overseas Finance Cayman III Ltd., 5.38%, 10/29/23(d)	600	606,918
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24(d)	200	204,216
6.45%, 06/11/34(d)	600	642,582
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(d)	1,000	966,150
China Overseas Finance Cayman VIII Ltd.
2.38%, 03/02/25(d)	400	375,264
2.75%, 03/02/30(d)	400	328,972
3.45%, 07/15/29(d)	250	219,085
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26 (Call 11/09/25)(d)	400	349,296
China Resources Land Ltd.
3.75%, 08/26/24(d)	400	391,888
3.75%, (Call 12/09/24)(a)(d)(e)	1,400	1,309,854
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(d)	200	32,036
7.38%, 04/09/24 (Call 08/29/22)(d)	200	41,830
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/26 (Call 05/17/24)(d)	400	141,560
5.95%, 10/20/25 (Call 07/20/23)(d)	200	74,100
6.00%, 07/16/25 (Call 01/16/23)(d)	400	150,064
6.45%, 11/07/24 (Call 11/07/22)(d)	400	158,040
6.55%, 03/28/24 (Call 08/29/22)(d)	200	90,140
CK Property Finance MTN Ltd., 1.38%, 06/30/26(d)	200	184,602
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(d)	400	143,024
3.30%, 01/12/31 (Call 10/12/30)(d)	400	123,296
3.88%, 10/22/30 (Call 07/22/30)(d)	200	61,740
4.20%, 02/06/26 (Call 02/06/24)(d)	400	144,444
4.80%, 08/06/30 (Call 08/06/25)(d)	400	123,580
5.13%, 01/17/25 (Call 08/29/22)(d)	200	74,928
5.40%, 05/27/25 (Call 05/27/23)(d)	400	148,924
6.15%, 09/17/25 (Call 09/17/23)(d)	400	148,140
6.50%, 04/08/24 (Call 08/29/22)(d)	600	256,218
7.25%, 04/08/26 (Call 04/08/23)(d)	800	291,416
8.00%, 01/27/24 (Call 08/29/22)(d)	900	425,349
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(b)	425	420,614
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(d)	400	389,228
DIFC Sukuk Ltd., 4.33%, 11/12/24(d)	400	400,964
Easy Tactic Ltd., 7.50%, 07/11/27	210	41,817
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(d)(e)	400	344,000
Emaar Sukuk Ltd.
3.64%, 09/15/26(d)	400	387,740
3.70%, 07/06/31(d)	200	187,524
3.88%, 09/17/29(d)	400	383,208
EMG Sukuk Ltd., 4.56%, 06/18/24(d)	400	399,332
Esic Sukuk Ltd., 3.94%, 07/30/24(d)	400	392,172
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	517	412,432

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate (continued)
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/22)(b)	$425	$361,258
Franshion Brilliant Ltd., 4.25%, 07/23/29(d)	600	405,252
Fuqing Investment management Co., 3.25%, 06/23/25(d)	200	175,300
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	120	116,472
GLP Pte Ltd., 3.88%, 06/04/25(d)	600	570,216
Goodman HK Finance, 3.00%, 07/22/30 (Call 04/22/30)(d)	435	389,612
Greenland Global Investment Ltd.
5.88%, 07/03/24(d)	250	56,358
6.75%, 09/26/23(d)	200	44,286
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/22)(b)	345	344,679
Hongkong Land Finance Cayman Islands Co.
Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(d)	800	681,440
2.88%, 05/27/30 (Call 02/27/30)(d)	200	182,914
4.63%, 01/16/24(d)	400	406,028
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	390	339,944
4.38%, 02/01/31 (Call 02/01/26)(b)(c)	385	329,945
5.38%, 08/01/28 (Call 08/01/23)(b)	450	421,785
Huafa 2020 I Co. Ltd., 2.80%, 11/04/25(d)	200	176,134
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)(c)	340	293,427
Hysan MTN Ltd.
2.82%, 09/04/29(d)	200	184,764
2.88%, 06/02/27 (Call 03/02/27)(d)	400	383,680
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(c)	365	326,657
4.75%, 02/01/30 (Call 09/01/24)	350	300,671
5.00%, 03/01/31 (Call 03/01/26)	370	316,346
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 08/15/22)(d)	200	25,240
7.88%, 09/01/23 (Call 08/15/22)(d)	200	31,322
Longfor Group Holdings Ltd.
3.95%, 09/16/29(d)	600	415,992
4.50%, 01/16/28(d)	600	443,772
MAF Global Securities Ltd., 4.75%, 05/07/24(d)	600	600,078
MAF Sukuk Ltd.
3.93%, 02/28/30(d)	400	385,236
4.50%, 11/03/25(d)	200	201,124
4.64%, 05/14/29(d)	400	401,836
Mirvac Group Finance Ltd., 3.63%, 03/18/27 (Call 12/18/26)(d)	200	195,426
Nan Fung Treasury Ltd.
3.63%, 08/27/30(d)	200	173,974
5.00%, 09/05/28(d)	400	398,572
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	325	328,422
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	1,210	1,060,867
3.88%, 03/20/27 (Call 12/20/26)(b)	1,135	1,122,651
4.13%, 02/01/29 (Call 11/01/28)(b)	601	600,796
Panther Ventures Ltd., 3.80%, (Call 09/17/23)(d)(e)	200	150,300
Poly Developments and Holdings Group Co. Ltd., 4.75%, 09/17/23(d)	200	198,126
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	590	474,743
5.75%, 01/15/29 (Call 01/15/24)(b)	545	444,840
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(d)	400	148,800
	Par
Security	(000)	Value

Real Estate (continued)
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 08/29/22)(d)	$200	$174,348
6.15%, 08/24/24 (Call 08/29/22)(d)	400	315,192
Sinochem Offshore Capital Co. Ltd.
1.00%, 09/23/24 (Call 08/23/24)(d)	600	564,078
1.50%, 11/24/24 (Call 10/24/24)(d)	600	567,822
1.50%, 09/23/26 (Call 08/23/26)(d)	400	358,420
2.25%, 11/24/26 (Call 10/24/26)(d)	400	368,124
2.38%, 09/23/31 (Call 06/23/31)(d)	200	162,172
3.00%, (Call 10/29/23)(a)(d)(e)	200	195,538
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	300	328,389
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	200	72,008
Sino-Ocean Land Treasure IV Ltd.
2.70%, 01/13/25 (Call 12/13/24)(d)	400	124,044
3.25%, 05/05/26 (Call 02/05/26)(d)	200	56,056
4.75%, 08/05/29 (Call 05/05/29)(d)	250	65,080
4.75%, 01/14/30 (Call 10/14/29)(d)	400	104,188
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30 (Call 02/13/30)(d)	400	362,760
2.88%, 01/21/30(d)	600	550,692
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	600	601,848
Times China Holdings Ltd., 6.75%, 07/08/25 (Call 07/08/23)(d)	200	21,592
Vanke Real Estate Hong Kong Co. Ltd.
3.50%, 11/12/29(d)	200	156,200
3.98%, 11/09/27(d)	1,000	838,080
4.20%, 06/07/24(d)	200	185,020
5.35%, 03/11/24(d)	600	568,956
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(d)	200	128,018
Westwood Group Holdings Ltd., 5.38%, 10/19/23(d)	400	391,012
WeWork Companies Inc., 7.88%, 05/01/25(b)(c)	150	112,760
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(b)(c)	325	223,444
Wharf REIC Finance BVI Ltd.
2.88%, 05/07/30(d)	200	183,014
3.50%, 01/17/28(d)	250	244,590
Wuhan Urban Construction Group Co. Ltd., 2.25%, 07/09/24(d)	200	191,046
Yan Gang Ltd., 1.90%, 03/23/26(d)	400	365,276
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(d)	200	126,130
Yuzhou Group Holdings Co. Ltd., 7.38%, 01/13/26 (Call 01/13/24)(d)(j)(k)	300	21,072
		40,662,869
Real Estate Investment Trusts — 1.1%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	380	330,482
2.60%, 06/15/33 (Call 03/15/33)(c)	15	12,378
2.90%, 10/01/30 (Call 07/01/30)	125	109,160
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,008	791,472
2.00%, 05/18/32 (Call 02/18/32)	605	498,230
2.75%, 12/15/29 (Call 09/15/29)	195	175,055
2.95%, 03/15/34 (Call 12/15/33)	110	96,004
3.00%, 05/18/51 (Call 11/18/50)	552	394,134
3.38%, 08/15/31 (Call 05/15/31)	395	362,559
3.45%, 04/30/25 (Call 02/28/25)(c)	755	752,010

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.55%, 03/15/52 (Call 09/15/51)(c)	$450	$358,299
3.80%, 04/15/26 (Call 02/15/26)	785	782,001
3.95%, 01/15/27 (Call 10/15/26)	610	611,433
3.95%, 01/15/28 (Call 10/15/27)	17	16,800
4.00%, 02/01/50 (Call 08/01/49)	271	232,523
4.30%, 01/15/26 (Call 10/15/25)	186	188,372
4.50%, 07/30/29 (Call 04/30/29)	646	645,955
4.70%, 07/01/30 (Call 04/01/30)	138	139,707
4.85%, 04/15/49 (Call 10/15/48)	75	71,270
4.90%, 12/15/30 (Call 09/15/30)	335	344,152
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	575	502,602
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	200	190,234
2.85%, 02/01/30 (Call 11/01/29)	433	418,365
3.30%, 07/15/26 (Call 05/15/26)	260	257,891
3.63%, 11/15/27 (Call 08/15/27)	229	228,636
3.88%, 01/30/31 (Call 10/30/30)	140	141,004
4.13%, 07/01/24 (Call 04/01/24)	227	228,389
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(b)(c)	270	217,604
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)(c)	120	99,016
3.38%, 07/15/51 (Call 01/15/51)	150	107,150
4.25%, 02/15/28 (Call 11/15/27)	350	342,510
4.90%, 02/15/29 (Call 11/15/28)	145	144,272
American Tower Corp.
0.60%, 01/15/24	645	616,594
1.30%, 09/15/25 (Call 08/15/25)	257	236,867
1.45%, 09/15/26 (Call 08/15/26)	715	641,927
1.50%, 01/31/28 (Call 11/30/27)	225	194,416
1.60%, 04/15/26 (Call 03/15/26)	500	456,825
1.88%, 10/15/30 (Call 07/15/30)	402	328,221
2.10%, 06/15/30 (Call 03/15/30)	531	445,169
2.30%, 09/15/31 (Call 06/15/31)	460	382,269
2.40%, 03/15/25 (Call 02/15/25)	896	859,793
2.70%, 04/15/31 (Call 01/15/31)	555	480,175
2.75%, 01/15/27 (Call 11/15/26)	603	565,325
2.90%, 01/15/30 (Call 10/15/29)	529	472,513
2.95%, 01/15/25 (Call 12/15/24)	385	376,699
2.95%, 01/15/51 (Call 07/15/50)	665	472,403
3.10%, 06/15/50 (Call 12/15/49)	422	308,566
3.13%, 01/15/27 (Call 10/15/26)	545	519,548
3.38%, 05/15/24 (Call 04/15/24)	625	619,725
3.38%, 10/15/26 (Call 07/15/26)	520	503,812
3.55%, 07/15/27 (Call 04/15/27)(c)	414	400,110
3.60%, 01/15/28 (Call 10/15/27)	579	554,572
3.65%, 03/15/27 (Call 02/15/27)	210	204,868
3.70%, 10/15/49 (Call 04/15/49)	426	336,979
3.80%, 08/15/29 (Call 05/15/29)	1,062	1,014,794
3.95%, 03/15/29 (Call 12/15/28)	517	499,034
4.00%, 06/01/25 (Call 03/01/25)	521	521,646
4.05%, 03/15/32 (Call 12/15/31)	345	330,324
4.40%, 02/15/26 (Call 11/15/25)	360	363,265
5.00%, 02/15/24	388	394,934
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	295	231,661
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	610	543,388
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.05%, 01/15/32 (Call 10/15/31)(c)	$680	$585,562
2.30%, 03/01/30 (Call 12/01/29)	147	130,692
2.45%, 01/15/31 (Call 10/15/30)	693	617,214
2.90%, 10/15/26 (Call 07/15/26)	246	236,745
2.95%, 05/11/26 (Call 02/11/26)	195	188,883
3.20%, 01/15/28 (Call 10/15/27)	28	26,958
3.30%, 06/01/29 (Call 03/01/29)	262	249,605
3.35%, 05/15/27 (Call 02/15/27)	119	116,008
3.45%, 06/01/25 (Call 03/03/25)	224	222,737
3.50%, 11/15/24 (Call 08/15/24)	95	94,652
3.50%, 11/15/25 (Call 08/15/25)	30	29,726
3.90%, 10/15/46 (Call 04/15/46)	215	190,531
4.15%, 07/01/47 (Call 01/01/47)	200	184,142
4.20%, 12/15/23 (Call 09/16/23)	20	20,164
4.35%, 04/15/48 (Call 10/15/47)	116	109,918
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	315	279,833
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	600	476,754
2.55%, 04/01/32 (Call 01/01/32)	647	536,046
2.75%, 10/01/26 (Call 07/01/26)	760	722,319
2.90%, 03/15/30 (Call 12/15/29)	256	225,746
3.13%, 09/01/23 (Call 06/01/23)	306	304,213
3.20%, 01/15/25 (Call 10/15/24)	635	624,173
3.25%, 01/30/31 (Call 10/30/30)	655	581,443
3.40%, 06/21/29 (Call 03/21/29)	695	641,659
3.65%, 02/01/26 (Call 11/03/25)	965	956,276
3.80%, 02/01/24 (Call 11/01/23)	499	499,080
4.50%, 12/01/28 (Call 09/01/28)	638	638,249
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	185	175,985
4.10%, 10/01/24 (Call 07/01/24)	50	49,672
4.55%, 10/01/29 (Call 07/01/29)	202	196,287
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	215	187,594
2.50%, 08/16/31 (Call 05/16/31)	315	253,827
3.65%, 06/15/24 (Call 04/15/24)	255	251,509
3.85%, 02/01/25 (Call 11/01/24)	190	187,629
3.90%, 03/15/27 (Call 12/15/26)	555	538,450
4.05%, 07/01/30 (Call 04/01/30)	679	627,348
4.13%, 06/15/26 (Call 03/15/26)	410	405,322
4.13%, 05/15/29 (Call 02/15/29)	165	155,937
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	570	468,044
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	405	355,894
5.75%, 05/15/26 (Call 05/15/23)(b)	570	555,710
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	662	603,777
3.15%, 07/01/29 (Call 04/01/29)	280	263,998
3.35%, 11/01/49 (Call 05/01/49)	175	140,536
4.10%, 10/15/28 (Call 07/15/28)	112	112,596
Champion MTN Ltd., 2.95%, 06/15/30(d)	200	183,220
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(d)	400	357,740
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332, 4.38%, 07/22/31 (Call 04/22/31)(d)	400	276,864
CMT MTN Pte Ltd., 3.61%, 04/04/29(d)	200	196,062
Corporate Office Properties LP 2.00%, 01/15/29 (Call 11/15/28)	205	167,571

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.25%, 03/15/26 (Call 02/15/26)	$35	$31,950
2.75%, 04/15/31 (Call 01/15/31)	60	49,199
2.90%, 12/01/33 (Call 09/01/33)	200	157,042
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	955	852,041
1.35%, 07/15/25 (Call 06/15/25)	425	393,954
2.10%, 04/01/31 (Call 01/01/31)	682	568,788
2.25%, 01/15/31 (Call 10/15/30)	570	482,163
2.50%, 07/15/31 (Call 04/15/31)	145	124,161
2.90%, 03/15/27 (Call 02/15/27)	135	128,073
2.90%, 04/01/41 (Call 10/01/40)	895	680,424
3.10%, 11/15/29 (Call 08/15/29)	167	152,588
3.20%, 09/01/24 (Call 07/01/24)	526	520,277
3.25%, 01/15/51 (Call 07/15/50)	376	283,872
3.30%, 07/01/30 (Call 04/01/30)	432	396,382
3.65%, 09/01/27 (Call 06/01/27)	329	320,393
3.70%, 06/15/26 (Call 03/15/26)	507	500,810
3.80%, 02/15/28 (Call 11/15/27)	557	543,270
4.00%, 03/01/27 (Call 12/01/26)	267	265,238
4.00%, 11/15/49 (Call 05/15/49)	465	393,609
4.15%, 07/01/50 (Call 01/01/50)	150	130,181
4.30%, 02/15/29 (Call 11/15/28)	615	609,410
4.45%, 02/15/26 (Call 11/15/25)	533	539,481
4.75%, 05/15/47 (Call 11/15/46)	437	409,368
5.20%, 02/15/49 (Call 08/15/48)	454	454,499
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)(c)	235	207,613
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	60	49,132
2.25%, 12/15/28 (Call 10/15/28)	845	733,646
2.50%, 02/15/32 (Call 11/15/31)	650	547,657
3.00%, 02/15/30 (Call 11/15/29)	85	76,590
3.13%, 09/01/26 (Call 06/01/26)	250	239,638
4.00%, 11/15/25 (Call 08/15/25)	450	447,390
4.38%, 02/15/29 (Call 11/15/28)	67	66,259
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	859	809,771
3.70%, 08/15/27 (Call 05/15/27)(c)	670	654,275
4.45%, 07/15/28 (Call 04/15/28)	528	527,752
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	270	199,614
4.75%, 05/01/24 (Call 11/01/23)	425	389,058
4.75%, 02/15/28 (Call 08/15/27)	282	211,291
9.75%, 06/15/25 (Call 06/15/23)	301	300,181
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	493	413,957
1.75%, 02/01/31 (Call 11/01/30)	530	442,322
2.25%, 01/15/32 (Call 10/15/31)	555	478,854
2.88%, 11/15/29 (Call 08/15/29)	405	372,645
3.05%, 03/01/50 (Call 09/01/49)	172	130,706
3.25%, 06/30/26 (Call 03/30/26)	2	1,957
3.38%, 12/15/27 (Call 09/15/27)	255	245,065
4.00%, 09/15/28 (Call 06/15/28)	212	210,982
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	265	218,031
3.75%, 08/15/29 (Call 05/15/29)	315	271,977
4.50%, 04/01/25 (Call 01/01/25)(c)	280	274,114
4.50%, 06/01/27 (Call 03/01/27)	380	353,921
4.75%, 12/15/26 (Call 09/15/26)	400	377,700
4.95%, 04/15/28 (Call 01/15/28)	315	294,109
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	$874	$798,347
1.25%, 07/15/25 (Call 06/15/25)	310	286,781
1.45%, 05/15/26 (Call 04/15/26)	450	410,045
1.55%, 03/15/28 (Call 01/15/28)	560	487,351
1.80%, 07/15/27 (Call 05/15/27)	440	393,188
2.00%, 05/15/28 (Call 03/15/28)	310	272,574
2.15%, 07/15/30 (Call 04/15/30)	808	684,538
2.50%, 05/15/31 (Call 02/15/31)	360	308,776
2.63%, 11/18/24 (Call 10/18/24)	211	204,501
2.90%, 11/18/26 (Call 09/18/26)	346	329,793
2.95%, 09/15/51 (Call 03/15/51)	475	335,668
3.00%, 07/15/50 (Call 01/15/50)	472	333,959
3.20%, 11/18/29 (Call 08/18/29)(c)	602	555,435
3.40%, 02/15/52 (Call 08/15/51)	435	330,687
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	280	236,216
2.50%, 02/15/30 (Call 11/15/29)	231	207,389
2.85%, 11/01/26 (Call 08/01/26)	294	282,634
3.00%, 07/01/29 (Call 04/01/29)	525	489,206
3.25%, 08/01/27 (Call 05/01/27)	85	82,000
3.50%, 03/01/28 (Call 12/01/27)(c)	282	274,183
4.00%, 08/01/47 (Call 02/01/47)	233	208,167
4.15%, 12/01/28 (Call 09/01/28)	528	527,562
4.50%, 07/01/44 (Call 01/01/44)	368	361,759
4.50%, 06/01/45 (Call 12/01/44)	180	174,181
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	232	186,813
1.70%, 03/01/28 (Call 01/01/28)	193	168,676
2.55%, 06/15/31 (Call 03/15/31)	135	116,371
2.65%, 03/15/32 (Call 12/15/31)	559	477,442
2.65%, 09/01/50 (Call 03/01/50)	175	112,700
3.00%, 01/15/30 (Call 10/15/29)	235	212,022
3.38%, 04/15/26 (Call 01/15/26)	230	225,533
3.50%, 04/01/25 (Call 01/01/25)	62	61,179
3.63%, 05/01/27 (Call 02/01/27)	5	4,921
3.88%, 05/01/24 (Call 02/01/24)	285	284,735
4.00%, 03/01/29 (Call 12/01/28)	240	234,622
4.50%, 03/15/48 (Call 09/15/47)	210	192,326
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	185	150,242
2.55%, 06/01/31 (Call 03/01/31)	295	250,219
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	271	246,358
3.20%, 06/15/29 (Call 03/15/29)	105	96,613
3.50%, 06/01/30 (Call 03/01/30)	745	688,842
Federal Realty OP LP
3.25%, 07/15/27 (Call 04/15/27)	245	235,242
3.95%, 01/15/24 (Call 10/15/23)	40	40,046
4.50%, 12/01/44 (Call 06/01/44)	311	282,677
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)(c)	280	245,216
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	75	63,665
3.35%, 09/01/24 (Call 06/03/24)	497	478,889
4.00%, 01/15/30 (Call 10/17/29)	555	501,159
4.00%, 01/15/31 (Call 10/15/30)	550	491,095
5.25%, 06/01/25 (Call 03/01/25)	818	812,151
5.30%, 01/15/29 (Call 10/15/28)	592	579,905
5.38%, 11/01/23 (Call 08/01/23)	1,006	1,003,475

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
5.38%, 04/15/26 (Call 01/15/26)	$902	$895,939
5.75%, 06/01/28 (Call 03/03/28)	343	342,479
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	480	468,312
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	560	493,298
3.75%, 09/15/30(b)	290	222,070
6.00%, 04/15/25 (Call 04/15/23)(b)(c)	340	332,041
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	601	485,139
2.05%, 03/15/31 (Call 12/15/30)	605	487,854
2.40%, 03/15/30 (Call 12/15/29)	105	89,033
3.50%, 08/01/26 (Call 05/01/26)	758	731,349
3.63%, 01/15/28 (Call 10/15/27)	155	146,546
3.75%, 07/01/27 (Call 04/01/27)	225	218,306
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	260	229,684
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	75	67,124
2.13%, 12/01/28 (Call 10/01/28)	375	334,444
2.88%, 01/15/31 (Call 10/15/30)	225	200,752
3.00%, 01/15/30 (Call 10/15/29)	485	440,865
3.25%, 07/15/26 (Call 05/15/26)	464	453,198
3.40%, 02/01/25 (Call 11/01/24)	18	17,748
3.50%, 07/15/29 (Call 04/15/29)	415	392,051
4.00%, 06/01/25 (Call 03/01/25)	80	80,054
6.75%, 02/01/41 (Call 08/01/40)	236	269,868
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	212	176,869
3.05%, 02/15/30 (Call 11/15/29)	420	370,180
4.13%, 03/15/28 (Call 12/15/27)	102	99,349
4.20%, 04/15/29 (Call 01/15/29)	215	204,566
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	199	197,537
Series E, 4.00%, 06/15/25 (Call 03/15/25)	410	402,854
Series F, 4.50%, 02/01/26 (Call 11/01/25)(c)	557	553,753
Series H, 3.38%, 12/15/29 (Call 09/16/29)	215	188,703
Series I, 3.50%, 09/15/30 (Call 06/15/30)	457	396,927
Series J, 2.90%, 12/15/31 (Call 09/15/31)	370	296,596
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	285	249,768
3.95%, 11/01/27 (Call 08/01/27)	164	158,709
4.65%, 04/01/29 (Call 01/01/29)	94	90,568
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	145	113,916
2.30%, 11/15/28 (Call 09/15/28)	285	245,074
2.70%, 01/15/34 (Call 10/15/33)	410	327,430
4.15%, 04/15/32 (Call 01/15/32)	680	638,296
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)(c)	605	531,117
4.88%, 09/15/27 (Call 09/15/22)(b)(c)	610	582,739
4.88%, 09/15/29 (Call 09/15/24)(b)	620	570,481
5.00%, 07/15/28 (Call 07/15/23)(b)	320	304,474
5.25%, 03/15/28 (Call 12/27/22)(b)	495	475,200
5.25%, 07/15/30 (Call 07/15/25)(b)	810	754,896
5.63%, 07/15/32 (Call 07/15/26)(b)	383	363,593
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)(c)	425	383,367
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	340	324,374
4.75%, 10/01/24 (Call 07/01/24)	430	423,718
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
5.50%, 02/15/26 (Call 08/15/22)(c)	$320	$314,835
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)(c)	575	462,783
2.65%, 11/15/33 (Call 08/15/33)	400	318,724
3.05%, 02/15/30 (Call 11/15/29)	340	299,887
3.45%, 12/15/24 (Call 09/15/24)	170	166,350
4.25%, 08/15/29 (Call 05/15/29)	212	203,189
4.38%, 10/01/25 (Call 07/01/25)	9	8,946
4.75%, 12/15/28 (Call 09/15/28)	120	119,333
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	60	52,986
2.25%, 12/01/31 (Call 09/01/31)	130	108,281
2.70%, 03/01/24 (Call 01/01/24)	55	54,100
2.70%, 10/01/30 (Call 07/01/30)	565	495,793
2.80%, 10/01/26 (Call 07/01/26)	218	208,081
3.30%, 02/01/25 (Call 12/01/24)	235	232,023
3.70%, 10/01/49 (Call 04/01/49)	140	112,867
3.80%, 04/01/27 (Call 01/01/27)	105	103,077
4.13%, 12/01/46 (Call 06/01/46)	117	99,580
4.25%, 04/01/45 (Call 10/01/44)	225	194,776
4.45%, 09/01/47 (Call 03/01/47)	405	361,770
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	95	92,179
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	228	215,394
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	395	352,431
4.75%, 06/15/29 (Call 06/15/24)(b)	405	346,263
5.25%, 10/01/25 (Call 10/01/22)(b)	265	250,279
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	425	350,782
2.40%, 10/15/31 (Call 07/15/31)	190	157,168
3.88%, 12/15/27 (Call 09/15/27)	345	334,512
4.00%, 06/15/29 (Call 03/15/29)	268	253,188
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	656	637,507
Link Finance Cayman 2009 Ltd. (The)
2.75%, 01/19/32(d)	200	179,530
2.88%, 07/21/26(d)	200	195,222
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	15	11,936
2.70%, 09/15/30 (Call 06/15/30)	125	104,461
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	350	312,606
1.70%, 02/15/31 (Call 11/15/30)	320	261,453
2.75%, 03/15/30 (Call 12/15/29)	248	222,461
2.88%, 09/15/51 (Call 03/15/51)	120	86,538
3.60%, 06/01/27 (Call 03/01/27)	284	278,408
3.75%, 06/15/24 (Call 03/13/24)	75	74,931
3.95%, 03/15/29 (Call 12/15/28)	280	274,086
4.00%, 11/15/25 (Call 08/15/25)	656	655,272
4.20%, 06/15/28 (Call 03/15/28)	622	620,202
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	680	586,534
4.63%, 08/01/29 (Call 08/01/24)(c)	654	613,177
5.00%, 10/15/27 (Call 09/07/22)	880	847,044
5.25%, 08/01/26 (Call 08/01/22)	303	296,664
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	533	411,865
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	61	53,363
3.00%, 04/15/52 (Call 10/15/51)	40	28,267

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.10%, 04/15/50 (Call 10/15/49)	$370	$260,099
3.50%, 10/15/27 (Call 07/15/27)	55	52,574
3.50%, 04/15/51 (Call 01/15/50)	120	92,909
3.60%, 12/15/26 (Call 09/15/26)	372	362,815
3.90%, 06/15/24 (Call 03/15/24)	82	82,011
4.00%, 11/15/25 (Call 08/15/25)	115	114,955
4.30%, 10/15/28 (Call 07/15/28)	20	19,808
4.80%, 10/15/48 (Call 04/25/48)	283	267,664
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(b)	330	301,442
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	5	4,000
2.65%, 06/15/26 (Call 05/15/26)	195	162,704
3.45%, 10/15/31 (Call 07/15/31)	150	106,914
4.25%, 05/15/24 (Call 02/15/24)	680	657,254
4.50%, 02/01/25 (Call 11/01/24)	555	522,161
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	400	315,680
3.38%, 02/01/31 (Call 11/01/30)	300	249,795
3.63%, 10/01/29 (Call 07/01/29)	340	296,154
4.38%, 08/01/23 (Call 06/01/23)	111	110,892
4.50%, 01/15/25 (Call 10/15/24)(c)	60	59,882
4.50%, 04/01/27 (Call 01/01/27)	330	320,645
4.75%, 01/15/28 (Call 10/15/27)(c)	618	599,682
4.95%, 04/01/24 (Call 01/01/24)	173	173,659
5.25%, 01/15/26 (Call 10/15/25)	360	360,810
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)(c)	440	405,253
5.88%, 10/01/28 (Call 10/01/23)(b)	445	436,509
7.50%, 06/01/25 (Call 06/01/23)(b)	230	235,881
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	565	449,458
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	375	312,701
3.95%, 01/15/28 (Call 10/15/27)	60	58,318
4.30%, 03/15/27 (Call 12/15/26)	225	223,792
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	140	118,878
4.45%, 03/15/24 (Call 12/15/23)	90	90,566
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	521	433,477
1.63%, 03/15/31 (Call 12/15/30)	265	222,282
2.13%, 04/15/27 (Call 02/15/27)	448	422,984
2.13%, 10/15/50 (Call 04/15/50)	528	357,276
2.25%, 04/15/30 (Call 01/15/30)	616	553,722
3.00%, 04/15/50 (Call 10/15/49)	278	220,982
3.25%, 10/01/26 (Call 07/01/26)	230	226,955
3.88%, 09/15/28 (Call 06/15/28)	605	603,621
4.38%, 02/01/29 (Call 11/01/28)	310	316,340
4.38%, 09/15/48 (Call 03/15/48)	205	197,218
Public Storage
0.88%, 02/15/26 (Call 01/15/26)(c)	115	105,461
1.50%, 11/09/26 (Call 10/09/26)	480	443,962
1.85%, 05/01/28 (Call 03/01/28)	495	443,708
1.95%, 11/09/28 (Call 09/09/28)	470	420,650
2.25%, 11/09/31 (Call 08/09/31)	500	434,835
2.30%, 05/01/31 (Call 02/01/31)	540	475,189
3.09%, 09/15/27 (Call 06/15/27)	495	482,373
3.39%, 05/01/29 (Call 02/01/29)	395	381,136
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	680	585,194
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	$1,026	$917,531
1.80%, 03/15/33 (Call 12/15/32)	375	298,211
2.20%, 06/15/28 (Call 04/15/28)	393	356,007
2.85%, 12/15/32 (Call 09/15/32)	110	99,139
3.00%, 01/15/27 (Call 10/15/26)	226	217,421
3.10%, 12/15/29 (Call 09/15/29)(c)	315	294,859
3.25%, 06/15/29 (Call 03/15/29)	395	376,881
3.25%, 01/15/31 (Call 10/15/30)	445	416,164
3.40%, 01/15/28 (Call 11/15/27)	459	445,896
3.65%, 01/15/28 (Call 10/15/27)	265	261,168
3.88%, 07/15/24 (Call 04/15/24)	380	383,063
3.88%, 04/15/25 (Call 02/15/25)	110	110,725
3.95%, 08/15/27 (Call 05/15/27)	870	869,086
4.13%, 10/15/26 (Call 07/15/26)	495	500,024
4.60%, 02/06/24 (Call 11/06/23)	477	483,473
4.63%, 11/01/25 (Call 09/01/25)	1,045	1,072,097
4.65%, 03/15/47 (Call 09/15/46)(c)	133	132,932
4.88%, 06/01/26 (Call 03/01/26)	368	380,310
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	245	220,079
3.60%, 02/01/27 (Call 11/01/26)	195	191,338
3.70%, 06/15/30 (Call 03/15/30)	170	159,093
4.13%, 03/15/28 (Call 12/15/27)	215	212,033
4.40%, 02/01/47 (Call 08/01/46)	155	138,899
4.65%, 03/15/49 (Call 09/15/48)	285	261,944
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	355	294,952
2.15%, 09/01/31 (Call 06/01/31)	375	307,361
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)(c)	365	335,103
4.75%, 10/15/27 (Call 10/15/22)	414	401,344
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(b)	310	290,854
4.00%, 09/15/29 (Call 09/15/24)(b)(c)	295	261,461
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	400	329,072
3.90%, 10/15/29 (Call 07/15/29)	346	311,788
5.13%, 08/15/26 (Call 05/15/26)	842	827,273
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	620	515,536
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	915	800,945
3.88%, 02/15/27 (Call 02/15/23)	905	863,397
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/28/25)(b)	120	115,429
3.50%, 02/12/25 (Call 11/12/24)(b)	345	337,510
3.63%, 01/28/26 (Call 12/28/25)(b)	285	277,730
4.38%, 05/28/30 (Call 02/28/30)(b)(c)	50	49,044
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)	875	807,152
5.13%, 09/24/80 (Call 06/24/30)(a)(b)	570	489,094
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	230	170,458
4.35%, 10/01/24 (Call 09/01/24)	491	440,108
4.38%, 02/15/30 (Call 08/15/29)	240	174,929
4.50%, 03/15/25 (Call 09/15/24)	205	173,317
4.65%, 03/15/24 (Call 09/15/23)	207	188,999
4.75%, 10/01/26 (Call 08/01/26)	263	205,792
4.95%, 02/15/27 (Call 08/15/26)(c)	235	193,823

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.95%, 10/01/29 (Call 07/01/29)	$279	$208,402
5.25%, 02/15/26 (Call 08/15/25)	205	170,386
5.50%, 12/15/27 (Call 09/15/27)	295	257,517
7.50%, 09/15/25 (Call 06/15/25)	475	460,261
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(c)	450	403,902
1.75%, 02/01/28 (Call 11/01/27)	282	249,017
2.00%, 09/13/24 (Call 06/13/24)	820	794,801
2.20%, 02/01/31 (Call 11/01/30)(c)	335	282,030
2.25%, 01/15/32 (Call 10/15/31)	320	265,872
2.45%, 09/13/29 (Call 06/13/29)	1,039	917,354
2.65%, 07/15/30 (Call 04/15/30)	655	577,166
2.65%, 02/01/32 (Call 11/01/31)	500	430,535
3.25%, 11/30/26 (Call 08/30/26)	465	453,008
3.25%, 09/13/49 (Call 03/13/49)	570	430,208
3.30%, 01/15/26 (Call 10/15/25)	921	909,073
3.38%, 10/01/24 (Call 07/01/24)	955	952,536
3.38%, 06/15/27 (Call 03/15/27)	389	379,547
3.38%, 12/01/27 (Call 09/01/27)	224	215,708
3.50%, 09/01/25 (Call 06/01/25)	484	481,285
3.75%, 02/01/24 (Call 11/01/23)	275	275,616
3.80%, 07/15/50 (Call 01/15/50)	570	473,687
4.25%, 10/01/44 (Call 04/01/44)	227	198,813
4.25%, 11/30/46 (Call 05/30/46)	435	389,264
4.75%, 03/15/42 (Call 09/15/41)	19	18,082
6.75%, 02/01/40 (Call 11/01/39)	472	544,575
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	375	366,221
4.25%, 02/01/26 (Call 11/01/25)	125	123,980
4.70%, 06/01/27 (Call 03/01/27)	420	417,946
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	310	265,710
2.70%, 02/15/32 (Call 11/15/31)	15	12,106
3.20%, 01/15/27 (Call 11/15/26)	167	157,142
3.20%, 02/15/31 (Call 11/15/30)	65	55,882
3.40%, 01/15/30 (Call 10/15/29)	250	221,888
4.00%, 07/15/29 (Call 04/15/29)	205	191,341
4.45%, 09/15/26 (Call 06/15/26)	395	394,506
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	205	185,006
3.75%, 12/31/24 (Call 09/30/24)(b)	235	226,801
4.38%, 01/15/27 (Call 07/15/26)(b)	300	276,576
4.75%, 03/15/25 (Call 09/15/24)	320	318,006
5.50%, 11/01/23 (Call 08/01/23)(b)(c)	130	130,092
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	215	177,003
2.75%, 11/18/30 (Call 08/18/30)	250	210,488
4.50%, 03/15/28 (Call 12/15/27)	128	126,908
4.63%, 03/15/29 (Call 12/15/28)	502	500,916
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	440	384,798
2.70%, 07/15/31 (Call 04/15/31)	770	642,657
4.20%, 04/15/32 (Call 01/15/32)	210	196,203
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	194	184,267
3.88%, 07/15/27 (Call 04/15/27)	160	152,915
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(d)	1,200	1,039,092
5.25%, 12/15/24 (Call 09/15/24)(c)(d)	400	393,384
5.25%, 01/30/26 (Call 10/30/25)(d)	200	187,462
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
6.39%, 01/15/50 (Call 07/15/49)(d)	$400	$308,856
6.95%, 01/30/44 (Call 07/30/43)(d)	200	163,596
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	175	136,906
2.10%, 08/01/32 (Call 05/01/32)	330	265,069
2.95%, 09/01/26 (Call 06/01/26)	337	321,707
3.00%, 08/15/31 (Call 05/15/31)	575	506,127
3.10%, 11/01/34 (Call 08/01/34)	110	94,316
3.20%, 01/15/30 (Call 10/15/29)	525	476,747
3.50%, 07/01/27 (Call 04/01/27)	155	149,814
3.50%, 01/15/28 (Call 10/15/27)	250	238,920
4.40%, 01/26/29 (Call 10/26/28)	483	480,049
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(b)	480	345,725
7.88%, 02/15/25 (Call 02/15/23)(b)	1,250	1,257,512
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)(c)	320	283,251
6.50%, 02/15/29 (Call 02/15/24)(b)(c)	675	508,957
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	650	552,207
2.65%, 01/15/25 (Call 12/15/24)	299	288,412
3.00%, 01/15/30 (Call 10/15/29)	235	210,057
3.25%, 10/15/26 (Call 07/15/26)	341	326,323
3.50%, 04/15/24 (Call 03/15/24)	562	556,554
3.50%, 02/01/25 (Call 11/01/24)	366	360,419
3.75%, 05/01/24 (Call 02/01/24)	91	90,521
3.85%, 04/01/27 (Call 01/01/27)	246	241,370
4.00%, 03/01/28 (Call 12/01/27)	204	199,453
4.13%, 01/15/26 (Call 10/15/25)	350	348,268
4.38%, 02/01/45 (Call 08/01/44)	110	96,546
4.40%, 01/15/29 (Call 10/15/28)	688	677,914
4.75%, 11/15/30 (Call 08/15/30)	600	600,342
4.88%, 04/15/49 (Call 10/15/48)	180	172,447
5.70%, 09/30/43 (Call 03/30/43)	110	113,687
VICI Properties LP
4.38%, 05/15/25	120	118,804
4.75%, 02/15/28 (Call 01/15/28)	610	599,441
4.95%, 02/15/30 (Call 12/15/29)	550	541,530
5.13%, 05/15/32 (Call 02/15/32)	630	627,675
5.63%, 05/15/52 (Call 11/15/51)	340	328,491
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/23)(b)	581	551,718
3.75%, 02/15/27 (Call 02/15/23)(b)(c)	565	517,512
3.88%, 02/15/29 (Call 11/15/28)(b)(c)	440	402,037
4.13%, 08/15/30 (Call 02/15/25)(b)(c)	540	493,187
4.25%, 12/01/26 (Call 12/01/22)(b)	796	751,679
4.50%, 09/01/26 (Call 06/01/26)(b)	330	315,110
4.50%, 01/15/28 (Call 10/15/27)(b)	75	70,001
4.63%, 06/15/25 (Call 03/15/25)(b)	480	468,144
4.63%, 12/01/29 (Call 12/01/24)(b)	749	714,299
5.63%, 05/01/24 (Call 02/04/24)(b)	623	623,386
5.75%, 02/01/27 (Call 11/01/26)(b)	423	421,778
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(c)	120	108,259
3.50%, 01/15/25 (Call 11/15/24)	305	295,725
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	860	776,675
3.50%, 06/15/29 (Call 03/15/29)(b)	230	207,745

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.13%, 09/20/28 (Call 06/20/28)(b)	$110	$103,094
4.63%, 09/20/48 (Call 03/20/48)(b)	435	345,203
WEA Finance LLC/Westfield UK & Europe
Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	647	624,795
4.75%, 09/17/44 (Call 03/17/44)(b)(c)	264	209,149
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	205	178,291
2.70%, 02/15/27 (Call 12/15/26)(c)	380	360,035
2.75%, 01/15/31 (Call 10/15/30)	175	152,191
2.75%, 01/15/32 (Call 10/15/31)	850	732,011
2.80%, 06/01/31 (Call 03/01/31)	577	502,550
3.10%, 01/15/30 (Call 10/15/29)	345	313,664
3.63%, 03/15/24 (Call 02/15/24)(c)	387	386,559
3.85%, 06/15/32 (Call 03/15/32)	250	236,155
4.00%, 06/01/25 (Call 03/01/25)	1,169	1,169,269
4.13%, 03/15/29 (Call 09/15/28)	300	293,043
4.25%, 04/01/26 (Call 01/01/26)	651	655,765
4.25%, 04/15/28 (Call 01/15/28)	515	513,161
4.50%, 01/15/24 (Call 10/15/23)	63	63,466
4.95%, 09/01/48 (Call 03/01/48)	280	272,896
6.50%, 03/15/41 (Call 09/15/40)	207	237,131
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	120	109,486
4.00%, 11/15/29 (Call 08/15/29)	383	374,398
4.00%, 04/15/30 (Call 01/15/30)	428	416,127
4.00%, 03/09/52 (Call 09/09/51)(c)	45	38,756
6.95%, 10/01/27	72	81,305
7.38%, 03/15/32	611	733,732
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	740	589,595
2.40%, 02/01/31 (Call 11/01/30)	160	134,480
2.45%, 02/01/32 (Call 11/01/31)	240	198,526
3.85%, 07/15/29 (Call 04/15/29)	150	143,103
4.00%, 02/01/25 (Call 12/01/24)	116	115,944
4.60%, 04/01/24 (Call 01/01/24)	400	402,960
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	315	283,651
6.38%, 08/15/25 (Call 08/15/22)(b)	332	334,357
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(d)	400	349,880
		187,614,768
Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)(c)	485	439,813
3.88%, 01/15/28 (Call 09/15/22)(b)	955	898,789
4.00%, 10/15/30 (Call 10/15/25)(b)	1,700	1,483,556
4.38%, 01/15/28 (Call 11/15/22)(b)(c)	482	447,778
5.75%, 04/15/25 (Call 04/15/23)(b)(c)	292	295,504
7-Eleven Inc.
0.80%, 02/10/24 (Call 02/10/23)(b)	5,070	4,845,500
0.95%, 02/10/26 (Call 01/10/26)(b)(c)	2,301	2,073,983
1.30%, 02/10/28 (Call 12/10/27)(b)	2,775	2,365,576
2.50%, 02/10/41 (Call 09/10/40)(b)	95	68,261
2.80%, 02/10/51 (Call 08/10/50)(b)	212	145,572
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(b)(c)	225	151,794
AAG FH LP/AAG FH Finco Inc., 9.75%, 07/15/24 (Call 04/15/24)(b)	32	35,450
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/23)(b)(c)	190	186,865
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)(c)	245	226,755
	Par
Security	(000)	Value

Retail (continued)
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	$305	$267,595
3.50%, 03/15/32 (Call 12/15/31)	285	254,665
3.90%, 04/15/30 (Call 01/15/30)	261	245,006
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	403	360,810
3.44%, 05/13/41 (Call 11/13/40)(b)	510	396,953
3.55%, 07/26/27 (Call 04/26/27)(b)(c)	455	431,354
3.63%, 05/13/51 (Call 11/13/50)(b)	365	274,801
3.80%, 01/25/50 (Call 07/25/49)(b)	474	369,488
4.50%, 07/26/47 (Call 01/26/47)(b)	220	189,121
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	230	193,313
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	261	241,843
4.63%, 11/15/29 (Call 11/15/24)(b)	480	424,632
4.75%, 03/01/30 (Call 03/01/25)	298	265,610
5.00%, 02/15/32 (Call 11/15/26)(b)	350	306,099
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(b)(c)	225	176,625
7.13%, 07/15/29 (Call 07/15/24)(b)(c)	300	202,122
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(c)	156	131,898
2.40%, 08/01/31 (Call 05/01/31)	390	308,896
3.50%, 11/15/24 (Call 09/15/24)	90	88,207
3.80%, 11/15/27 (Call 08/15/27)	420	396,253
3.85%, 03/01/32 (Call 12/01/31)	180	160,429
4.50%, 10/01/25 (Call 07/01/25)	235	232,749
4.75%, 06/01/30 (Call 03/01/30)	411	396,229
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)(c)	918	752,136
3.13%, 04/18/24 (Call 03/18/24)	325	322,289
3.13%, 04/21/26 (Call 01/21/26)	313	306,975
3.25%, 04/15/25 (Call 01/15/25)	80	79,046
3.63%, 04/15/25 (Call 03/15/25)	1,015	1,014,503
3.75%, 06/01/27 (Call 03/01/27)	448	447,530
3.75%, 04/18/29 (Call 01/18/29)	250	242,772
4.00%, 04/15/30 (Call 01/15/30)	328	323,378
4.75%, 08/01/32 (Call 05/01/32)	270	278,354
Bath & Body Works Inc.
5.25%, 02/01/28(c)	300	282,618
6.63%, 10/01/30 (Call 10/01/25)(b)	615	595,455
6.69%, 01/15/27	220	216,946
6.75%, 07/01/36	406	365,826
6.88%, 11/01/35(c)	601	552,025
6.95%, 03/01/33(c)	225	190,714
7.50%, 06/15/29 (Call 06/15/24)(c)	320	317,770
7.60%, 07/15/37(c)	140	119,111
9.38%, 07/01/25(b)(c)	185	195,066
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(b)(g)	255	178,416
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/25)(b)(c)	260	230,443
4.50%, 11/15/26 (Call 11/15/22)(b)(c)	335	324,521
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	150	62,013
4.92%, 08/01/34 (Call 02/01/34)	150	34,857
5.17%, 08/01/44 (Call 02/01/44)	423	74,139
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(c)	770	638,114
4.45%, 10/01/28 (Call 07/01/28)(c)	466	472,063

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	$187	$164,156
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	190	154,084
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	215	205,471
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)(c)	175	126,555
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)(c)	430	257,355
5.50%, 04/15/27 (Call 04/15/24)(b)(c)	385	253,449
5.63%, 10/01/25 (Call 10/01/22)(b)(c)	340	261,321
5.88%, 10/01/28 (Call 10/01/23)(b)	400	253,352
10.25%, 05/01/30 (Call 05/01/27)(b)(c)	1,870	1,541,908
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(b)	365	341,249
Chengdu Communications Investment Group Co. Ltd., 2.20%, 12/01/24(d)	600	574,152
Chengdu Economic & Technological Investment Group Co. Ltd., 5.30%, 12/07/24(d)	200	197,874
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(b)(c)	215	175,130
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(b)(c)	60	49,378
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,048	969,641
1.60%, 04/20/30 (Call 01/20/30)	592	519,510
1.75%, 04/20/32 (Call 01/20/32)	1,279	1,106,450
2.75%, 05/18/24 (Call 03/18/24)(c)	703	701,432
3.00%, 05/18/27 (Call 02/18/27)	647	646,308
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	664	657,333
4.55%, 02/15/48 (Call 08/15/47)	300	254,310
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)(c)	277	280,825
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	420	343,997
4.10%, 01/15/52 (Call 07/15/51)	400	278,500
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	461	441,126
3.88%, 04/15/27 (Call 01/15/27)(c)	405	408,665
4.13%, 05/01/28 (Call 02/01/28)	127	128,402
4.13%, 04/03/50 (Call 10/03/49)(c)	363	319,462
4.15%, 11/01/25 (Call 08/01/25)	180	182,385
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	340	294,318
3.38%, 12/01/51 (Call 06/01/51)	250	187,183
4.00%, 05/15/25 (Call 03/15/25)	585	588,978
4.20%, 05/15/28 (Call 02/15/28)	807	807,872
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/23)(b)	375	357,202
8.50%, 10/30/25 (Call 10/30/22)(b)	485	475,043
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(d)	600	559,824
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(b)	330	307,085
5.88%, 04/01/29 (Call 04/01/24)(b)	500	437,990
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	610	568,807
6.75%, 01/15/30 (Call 01/15/25)(b)	740	605,209
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	300	272,859
	Par
Security	(000)	Value

Retail (continued)
5.63%, 01/01/30 (Call 01/01/25)(b)	$335	$314,769
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	225	174,758
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)(c)	300	230,208
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(d)(j)(k)	200	21,168
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)(c)	405	296,760
3.88%, 10/01/31 (Call 10/01/26)(b)(c)	455	329,802
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	135	110,453
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)(c)	450	402,565
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(b)(c)	370	338,879
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)(c)	212	172,911
Haidilao International Holding Ltd., 2.15%, 01/14/26(d)	400	293,076
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	1,050	923,706
1.38%, 03/15/31 (Call 12/15/30)	1,060	894,470
1.50%, 09/15/28 (Call 07/15/28)(c)	200	180,952
1.88%, 09/15/31 (Call 06/15/31)	250	217,927
2.13%, 09/15/26 (Call 06/15/26)	60	57,879
2.38%, 03/15/51 (Call 09/15/50)	1,173	835,434
2.50%, 04/15/27 (Call 02/15/27)(c)	975	949,777
2.70%, 04/15/25 (Call 03/15/25)	300	296,811
2.70%, 04/15/30 (Call 01/15/30)	808	761,782
2.75%, 09/15/51 (Call 03/15/51)	288	222,535
2.80%, 09/14/27 (Call 06/14/27)	1,243	1,216,325
2.88%, 04/15/27 (Call 03/15/27)	365	362,164
2.95%, 06/15/29 (Call 03/15/29)(c)	1,218	1,175,297
3.00%, 04/01/26 (Call 01/01/26)	330	329,073
3.13%, 12/15/49 (Call 06/15/49)	955	785,382
3.25%, 04/15/32 (Call 01/15/32)	1,255	1,223,562
3.30%, 04/15/40 (Call 10/15/39)	1,046	928,555
3.35%, 09/15/25 (Call 06/15/25)	479	482,171
3.35%, 04/15/50 (Call 10/15/49)	951	813,029
3.50%, 09/15/56 (Call 03/15/56)	390	337,167
3.63%, 04/15/52 (Call 10/15/51)(c)	1,195	1,073,767
3.75%, 02/15/24 (Call 11/15/23)	365	368,398
3.90%, 12/06/28 (Call 09/06/28)	470	484,072
3.90%, 06/15/47 (Call 12/15/46)	663	620,919
4.20%, 04/01/43 (Call 10/01/42)	482	472,220
4.25%, 04/01/46 (Call 10/01/45)	1,282	1,261,142
4.40%, 03/15/45 (Call 09/15/44)	661	665,065
4.50%, 12/06/48 (Call 06/06/48)	843	863,890
4.88%, 02/15/44 (Call 08/15/43)	348	369,545
5.40%, 09/15/40 (Call 03/15/40)	543	609,306
5.88%, 12/16/36	1,414	1,708,876
5.95%, 04/01/41 (Call 10/01/40)	147	174,952
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(d)	400	331,836
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/23)(b)(c)	454	462,871
JMH Co. Ltd.
2.50%, 04/09/31 (Call 01/09/31)(d)	200	174,572
2.88%, 04/09/36 (Call 01/09/36)(d)	400	340,924
JSM Global Sarl, 4.75%, 10/20/30(d)	400	310,080
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(b)	260	219,081
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/23)(b)	359	359,894

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Kohl’s Corp.
3.38%, 05/01/31 (Call 02/01/31)	$45	$33,895
4.25%, 07/17/25 (Call 04/17/25)(c)	500	477,770
5.55%, 07/17/45 (Call 01/17/45)	518	379,321
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	490	369,916
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	577	485,730
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	480	429,994
4.38%, 01/15/31 (Call 10/15/25)(b)(c)	335	304,760
4.63%, 12/15/27 (Call 12/15/22)(b)(c)	235	224,994
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	585	512,050
1.70%, 09/15/28 (Call 07/15/28)	765	678,807
1.70%, 10/15/30 (Call 07/15/30)	690	578,234
2.50%, 04/15/26 (Call 01/15/26)	1,617	1,566,614
2.63%, 04/01/31 (Call 01/01/31)(c)	600	536,382
2.80%, 09/15/41 (Call 03/15/41)	395	302,673
3.00%, 10/15/50 (Call 04/15/50)	853	627,211
3.10%, 05/03/27 (Call 02/03/27)	538	526,772
3.13%, 09/15/24 (Call 06/15/24)(c)	761	756,069
3.35%, 04/01/27 (Call 03/01/27)	530	526,073
3.38%, 09/15/25 (Call 06/15/25)	575	573,493
3.50%, 04/01/51 (Call 10/01/50)	530	424,604
3.65%, 04/05/29 (Call 01/05/29)	978	956,464
3.70%, 04/15/46 (Call 10/15/45)	775	653,991
3.75%, 04/01/32 (Call 01/01/32)	1,695	1,645,082
3.88%, 09/15/23 (Call 06/15/23)(c)	360	361,908
4.00%, 04/15/25 (Call 03/15/25)	973	987,177
4.05%, 05/03/47 (Call 11/03/46)	1,133	1,006,353
4.25%, 04/01/52 (Call 10/01/51)	430	389,967
4.38%, 09/15/45 (Call 03/15/45)	135	124,235
4.45%, 04/01/62 (Call 10/01/61)	622	562,157
4.50%, 04/15/30 (Call 01/15/30)	468	479,742
4.55%, 04/05/49 (Call 10/05/48)	30	28,126
4.65%, 04/15/42 (Call 10/15/41)	270	262,572
5.00%, 04/15/40 (Call 10/15/39)	288	293,118
5.13%, 04/15/50 (Call 10/15/49)	823	843,435
5.50%, 10/15/35	15	16,458
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(b)	520	474,022
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	225	140,004
4.50%, 12/15/34 (Call 06/15/34)	255	184,832
5.13%, 01/15/42 (Call 07/15/41)	195	133,216
5.88%, 04/01/29 (Call 04/01/24)(b)	280	246,075
5.88%, 03/15/30 (Call 03/15/25)(b)	145	124,581
6.13%, 03/15/32 (Call 03/15/27)(b)(c)	155	131,023
6.38%, 03/15/37(c)	130	102,959
6.70%, 07/15/34(b)(c)	116	111,885
Marks & Spencer PLC, 7.13%, 12/01/37(b)(c)	155	148,487
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	45	42,653
2.13%, 03/01/30 (Call 12/01/29)(c)	120	106,939
2.63%, 09/01/29 (Call 06/01/29)	820	763,748
3.25%, 06/10/24	138	138,112
3.30%, 07/01/25 (Call 06/15/25)	775	775,031
3.38%, 05/26/25 (Call 02/26/25)	514	514,848
3.50%, 03/01/27 (Call 12/01/26)	265	266,142
3.50%, 07/01/27 (Call 05/01/27)	862	863,121
	Par
Security	(000)	Value

Retail (continued)
3.60%, 07/01/30 (Call 04/01/30)	$1,215	$1,194,661
3.63%, 05/01/43	120	105,062
3.63%, 09/01/49 (Call 03/01/49)	481	417,994
3.70%, 01/30/26 (Call 10/30/25)	939	953,132
3.70%, 02/15/42	205	180,966
3.80%, 04/01/28 (Call 01/01/28)	766	773,346
4.20%, 04/01/50 (Call 10/01/49)	903	859,755
4.45%, 03/01/47 (Call 09/01/46)	481	472,212
4.45%, 09/01/48 (Call 03/01/48)	247	244,453
4.60%, 05/26/45 (Call 11/26/44)	143	142,860
4.70%, 12/09/35 (Call 06/09/35)	453	476,080
4.88%, 07/15/40	607	622,060
4.88%, 12/09/45 (Call 06/09/45)	796	832,314
5.70%, 02/01/39	566	637,673
6.30%, 10/15/37	415	499,656
6.30%, 03/01/38	711	845,742
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	515	428,701
7.88%, 05/01/29 (Call 04/01/24)(b)(c)	760	524,392
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	235	213,533
4.75%, 09/15/29 (Call 09/15/24)	355	343,310
5.63%, 05/01/27 (Call 05/01/23)	160	157,898
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(b)	610	596,647
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	237	217,298
4.25%, 08/01/31 (Call 05/01/31)	210	170,048
4.38%, 04/01/30 (Call 01/01/30)(c)	345	290,469
5.00%, 01/15/44 (Call 07/15/43)	604	442,841
6.95%, 03/15/28(c)	237	238,083
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)(c)	440	362,991
3.55%, 03/15/26 (Call 12/15/25)	85	84,539
3.60%, 09/01/27 (Call 06/01/27)	691	686,336
3.90%, 06/01/29 (Call 03/01/29)	359	351,834
4.35%, 06/01/28 (Call 03/01/28)	205	208,454
4.70%, 06/15/32 (Call 03/15/32)	700	720,657
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)(c)	255	224,456
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)(c)	265	172,523
6.75%, 08/01/29 (Call 08/01/24)(b)	180	121,009
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(b)(c)	485	295,098
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/01/24)(b)	245	190,745
7.50%, 10/15/27 (Call 10/15/22)(b)	195	181,118
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(c)	320	308,493
3.75%, 06/15/29 (Call 06/15/24)(c)	280	251,986
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	815	771,984
7.75%, 02/15/29 (Call 02/15/24)(b)(c)	625	602,506
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	318	247,957
4.45%, 02/15/25 (Call 11/15/24)	380	364,352
4.75%, 02/15/27 (Call 11/15/26)	340	286,059
4.85%, 04/01/24	405	397,244
5.45%, 08/15/34 (Call 02/15/34)	240	170,976
5.95%, 03/15/43(c)	200	136,216

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/23)(b)(c)	$358	$311,958
7.70%, 02/15/27	21	14,585
8.00%, 11/15/26 (Call 01/15/23)(b)	526	445,985
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	382	346,000
1.88%, 04/15/31 (Call 01/15/31)(c)	165	137,308
4.60%, 04/15/25 (Call 03/15/25)	648	663,643
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/22)	330	328,409
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(b)	225	198,346
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)	389	336,209
4.88%, 11/15/31 (Call 11/15/26)(b)	285	232,343
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	485	431,703
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	470	438,877
6.00%, 12/01/29 (Call 12/01/24)(b)(c)	480	418,152
6.13%, 07/01/29 (Call 07/01/24)(b)	315	283,018
Staples Inc.
7.50%, 04/15/26 (Call 04/15/23)(b)	1,185	1,048,832
10.75%, 04/15/27 (Call 04/15/23)(b)(c)	620	462,954
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	650	606,294
2.25%, 03/12/30 (Call 12/12/29)	418	369,387
2.45%, 06/15/26 (Call 03/15/26)	645	624,547
2.55%, 11/15/30 (Call 08/15/30)(c)	988	882,640
3.00%, 02/14/32 (Call 11/14/31)	825	755,898
3.35%, 03/12/50 (Call 09/12/49)	180	142,979
3.50%, 03/01/28 (Call 12/01/27)(c)	427	424,054
3.50%, 11/15/50 (Call 05/15/50)	598	494,456
3.55%, 08/15/29 (Call 05/15/29)	643	628,166
3.75%, 12/01/47 (Call 06/01/47)	150	128,700
3.80%, 08/15/25 (Call 06/15/25)	926	935,130
3.85%, 10/01/23 (Call 07/01/23)	300	302,196
4.00%, 11/15/28 (Call 08/15/28)(c)	400	405,992
4.30%, 06/15/45 (Call 12/10/44)	115	106,546
4.45%, 08/15/49 (Call 02/15/49)	750	710,842
4.50%, 11/15/48 (Call 05/15/48)	481	462,934
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(b)	375	342,836
5.88%, 03/01/27 (Call 03/01/23)(c)	105	103,189
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	290	266,783
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	515	490,965
2.25%, 04/15/25 (Call 03/15/25)	800	784,120
2.35%, 02/15/30 (Call 11/15/29)	474	435,042
2.50%, 04/15/26	848	833,024
2.65%, 09/15/30 (Call 06/15/30)	452	422,046
2.95%, 01/15/52 (Call 07/15/51)(c)	1,000	802,680
3.38%, 04/15/29 (Call 01/15/29)(c)	820	815,342
3.50%, 07/01/24	537	541,688
3.63%, 04/15/46	680	612,728
3.90%, 11/15/47 (Call 05/15/47)	356	334,010
4.00%, 07/01/42(c)	195	190,183
6.50%, 10/15/37	250	311,075
7.00%, 01/15/38	100	128,146
	Par
Security	(000)	Value

Retail (continued)
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	$700	$615,594
1.60%, 05/15/31 (Call 02/15/31)	355	298,431
2.25%, 09/15/26 (Call 06/15/26)	495	476,650
3.88%, 04/15/30 (Call 01/15/30)(c)	527	531,290
4.50%, 04/15/50 (Call 10/15/49)(c)	355	367,446
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/22)(b)	226	225,614
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	335	273,447
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)	350	288,960
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 08/29/22)	425	412,203
3.20%, 04/15/30 (Call 01/15/30)	532	488,929
3.45%, 06/01/26 (Call 03/01/26)	582	577,245
4.10%, 04/15/50 (Call 10/15/49)	851	702,654
4.50%, 11/18/34 (Call 05/18/34)	205	197,501
4.65%, 06/01/46 (Call 12/01/45)(c)	135	120,099
4.80%, 11/18/44 (Call 05/18/44)	30	27,736
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	102	95,815
2.50%, 09/22/41 (Call 03/22/41)	1,170	959,143
2.65%, 09/22/51 (Call 03/22/51)	1,140	906,414
2.95%, 09/24/49 (Call 03/24/49)	70	59,311
3.05%, 07/08/26 (Call 05/08/26)	380	384,009
3.25%, 07/08/29 (Call 04/08/29)	470	470,113
3.30%, 04/22/24 (Call 01/22/24)	1,121	1,126,168
3.55%, 06/26/25 (Call 04/26/25)(c)	45	45,905
3.63%, 12/15/47 (Call 06/15/47)	250	236,785
3.70%, 06/26/28 (Call 03/26/28)	170	174,226
3.95%, 06/28/38 (Call 12/28/37)	30	30,313
4.05%, 06/29/48 (Call 12/29/47)	853	871,399
5.00%, 10/25/40	125	138,090
5.25%, 09/01/35	716	836,718
5.63%, 04/15/41(c)	195	233,799
5.88%, 04/05/27	40	44,816
6.20%, 04/15/38	230	290,202
6.50%, 08/15/37	50	66,763
7.55%, 02/15/30	100	126,793
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)(c)	395	334,071
White Cap Parent LLC, 8.25%, 03/15/26 (Call 03/15/23), (9.00% PIK)(b)(g)	255	214,200
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	666	593,992
3.88%, 11/01/23 (Call 08/01/23)(c)	200	199,684
4.63%, 01/31/32 (Call 10/01/26)(c)	600	564,540
4.75%, 01/15/30 (Call 10/15/29)(b)	490	476,427
5.35%, 11/01/43 (Call 05/01/43)(c)	207	182,133
5.38%, 04/01/32 (Call 04/01/27)	610	602,064
6.88%, 11/15/37(c)	195	208,510
		154,185,567
Savings & Loans — 0.0%
Nationwide Building Society
1.00%, 08/28/25(b)	635	577,666
1.50%, 10/13/26(b)	385	348,190
3.90%, 07/21/25(b)	1,087	1,084,109
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(a)(b)	385	364,491
4.00%, 09/14/26(b)	65	62,964
4.13%, 10/18/32 (Call 10/18/27)(a)(b)(c)	454	434,115

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Savings & Loans (continued)
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(a)(b)	$1,500	$1,451,550
4.36%, 08/01/24 (Call 08/01/23), (3 mo. LIBOR US + 1.392%)(a)(b)	445	444,021
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(a)	475	476,515
		5,243,621
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	360	366,124
4.39%, 06/01/52 (Call 12/01/51)	385	392,146
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/23)(b)(c)	300	296,721
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/22)(b)(c)	270	255,217
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	45	40,800
2.10%, 10/01/31 (Call 07/01/31)	533	474,008
2.80%, 10/01/41 (Call 04/01/41)	60	50,001
2.95%, 04/01/25 (Call 03/01/25)(c)	220	218,403
2.95%, 10/01/51 (Call 04/01/51)	215	175,771
3.50%, 12/05/26 (Call 09/05/26)	855	864,191
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	680	596,251
2.75%, 06/01/50 (Call 12/01/49)	592	473,020
3.30%, 04/01/27 (Call 01/01/27)	994	999,934
3.90%, 10/01/25 (Call 07/01/25)	513	523,486
4.35%, 04/01/47 (Call 10/01/46)	646	663,914
5.10%, 10/01/35 (Call 04/01/35)	405	450,129
5.85%, 06/15/41	496	589,794
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	460	453,293
3.50%, 01/15/28 (Call 10/15/27)	425	407,014
3.63%, 01/15/24 (Call 11/15/23)	80	80,002
3.88%, 01/15/27 (Call 10/15/26)	1,894	1,874,227
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	1,218	1,071,182
2.45%, 02/15/31 (Call 11/15/30)(b)	1,770	1,479,543
2.60%, 02/15/33 (Call 11/15/32)(b)	715	578,707
3.14%, 11/15/35 (Call 08/15/35)(b)	500	402,645
3.15%, 11/15/25 (Call 10/15/25)	336	329,102
3.19%, 11/15/36 (Call 08/15/36)(b)	130	104,075
3.42%, 04/15/33 (Call 01/15/33)(b)	1,936	1,673,420
3.46%, 09/15/26 (Call 07/15/26)	928	909,978
3.47%, 04/15/34 (Call 01/15/34)(b)	2,520	2,156,288
3.50%, 02/15/41 (Call 08/15/40)(b)	1,969	1,568,840
3.63%, 10/15/24 (Call 09/15/24)	35	34,999
3.75%, 02/15/51 (Call 08/15/50)(b)	755	591,709
4.00%, 04/15/29 (Call 02/15/29)(b)	595	570,932
4.11%, 09/15/28 (Call 06/15/28)(c)	395	389,711
4.15%, 11/15/30 (Call 08/15/30)	871	829,418
4.15%, 04/15/32 (Call 01/15/32)(b)	665	626,822
4.30%, 11/15/32 (Call 08/15/32)	1,229	1,171,593
4.93%, 05/15/37 (Call 02/15/37)(b)	3,720	3,538,241
5.00%, 04/15/30 (Call 01/15/30)(c)	65	65,802
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)(c)	100	96,443
5.95%, 06/15/30 (Call 06/15/25)(b)	515	510,468
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	270	241,213
4.38%, 04/15/28 (Call 04/15/23)(b)	210	197,881
	Par
Security	(000)	Value

Semiconductors (continued)
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	$510	$462,631
2.00%, 08/12/31 (Call 05/12/31)	164	143,343
2.45%, 11/15/29 (Call 08/15/29)	796	733,379
2.60%, 05/19/26 (Call 02/19/26)	98	96,560
2.70%, 06/17/24 (Call 04/17/24)(c)	50	49,601
2.80%, 08/12/41(Call 02/12/41)	120	95,958
2.88%, 05/11/24 (Call 03/11/24)	704	703,036
3.05%, 08/12/51 (Call 02/12/51)	78	60,143
3.10%, 02/15/60 (Call 08/15/59)	1,075	799,037
3.15%, 05/11/27 (Call 02/11/27)	635	633,076
3.20%, 08/12/61 (Call 02/12/61)	340	258,927
3.25%, 11/15/49 (Call 05/15/49)	1,233	997,139
3.40%, 03/25/25 (Call 02/25/25)	1,487	1,492,323
3.70%, 07/29/25 (Call 04/29/25)	640	649,120
3.73%, 12/08/47 (Call 06/08/47)	1,031	903,115
3.75%, 03/25/27 (Call 01/25/27)	605	617,856
3.90%, 03/25/30 (Call 12/25/29)	739	748,215
4.00%, 12/15/32(c)	616	627,279
4.10%, 05/19/46 (Call 11/19/45)(c)	410	382,858
4.10%, 05/11/47 (Call 11/11/46)	628	587,890
4.25%, 12/15/42(c)	561	542,077
4.60%, 03/25/40 (Call 09/25/39)	605	614,934
4.75%, 03/25/50 (Call 09/25/49)	1,500	1,525,140
4.80%, 10/01/41	565	588,668
4.90%, 07/29/45 (Call 01/29/45)	430	449,574
4.95%, 03/25/60 (Call 09/25/59)(c)	955	994,833
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	330	277,711
4.10%, 03/15/29 (Call 12/15/28)	755	775,174
4.65%, 11/01/24 (Call 08/01/24)	222	227,463
4.65%, 07/15/32 (Call 04/15/32)	430	460,603
4.95%, 07/15/52 (Call 01/15/52)	800	856,984
5.00%, 03/15/49 (Call 09/15/48)	256	272,965
5.25%, 07/15/62 (Call 01/15/62)	665	729,771
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	368	323,325
2.88%, 06/15/50 (Call 12/15/49)	559	439,961
3.13%, 06/15/60 (Call 12/15/59)	410	321,075
3.75%, 03/15/26 (Call 01/15/26)	988	1,005,972
3.80%, 03/15/25 (Call 12/15/24)(c)	355	358,429
4.00%, 03/15/29 (Call 12/15/28)	785	801,344
4.88%, 03/15/49 (Call 09/15/48)	586	635,734
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(c)	449	411,832
2.45%, 04/15/28 (Call 02/15/28)	966	862,445
2.95%, 04/15/31 (Call 01/15/31)	552	477,281
4.88%, 06/22/28 (Call 03/22/28)	369	367,775
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	85	83,139
Microchip Technology Inc.
0.97%, 02/15/24	730	696,639
0.98%, 09/01/24	764	715,501
2.67%, 09/01/23	465	458,625
4.25%, 09/01/25 (Call 09/01/22)	625	621,919
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	525	434,401
3.37%, 11/01/41 (Call 05/01/41)	350	265,548
3.48%, 11/01/51 (Call 05/01/51)	335	241,401
4.19%, 02/15/27 (Call 12/15/26)	715	714,192

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
4.66%, 02/15/30 (Call 11/15/29)	$722	$709,112
4.98%, 02/06/26 (Call 12/06/25)	619	635,026
5.33%, 02/06/29 (Call 11/06/28)	564	577,705
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	85	81,115
1.55%, 06/15/28 (Call 04/15/28)	1,175	1,065,913
2.00%, 06/15/31 (Call 03/15/31)	1,025	912,701
2.85%, 04/01/30 (Call 01/01/30)	1,177	1,122,493
3.20%, 09/16/26 (Call 06/16/26)(c)	460	465,681
3.50%, 04/01/40 (Call 10/01/39)	894	823,812
3.50%, 04/01/50 (Call 10/01/49)	1,128	1,013,959
3.70%, 04/01/60 (Call 10/01/59)	215	191,791
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	395	400,178
5.35%, 03/01/26 (Call 01/01/26)	578	597,629
5.55%, 12/01/28 (Call 09/01/28)	582	602,713
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	800	675,040
2.65%, 02/15/32 (Call 11/15/31)	505	424,574
2.70%, 05/01/25 (Call 04/01/25)	500	481,235
3.13%, 02/15/42 (Call 08/15/41)	430	324,061
3.15%, 05/01/27 (Call 03/01/27)	399	379,481
3.25%, 05/11/41 (Call 11/11/40)	640	493,338
3.25%, 11/30/51 (Call 05/30/51)	350	250,425
3.40%, 05/01/30 (Call 02/01/30)	372	339,350
3.88%, 06/18/26 (Call 04/18/26)	410	404,531
4.30%, 06/18/29 (Call 03/18/29)	678	662,162
4.40%, 06/01/27 (Call 05/01/27)	70	70,221
5.00%, 01/15/33 (Call 10/15/32)	510	519,119
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	440	407,405
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(b)(c)	410	384,625
3.38%, 04/01/31 (Call 04/01/26)(b)	750	616,545
4.38%, 10/15/29 (Call 10/15/24)(c)	638	593,736
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	813	729,830
1.65%, 05/20/32 (Call 02/20/32)	861	732,108
2.15%, 05/20/30 (Call 02/20/30)	833	761,470
2.90%, 05/20/24 (Call 03/20/24)	155	155,270
3.25%, 05/20/27 (Call 02/20/27)	833	836,457
3.25%, 05/20/50 (Call 11/20/49)(c)	430	370,458
3.45%, 05/20/25 (Call 02/20/25)	938	943,778
4.25%, 05/20/32 (Call 02/20/32)(c)	165	174,697
4.30%, 05/20/47 (Call 11/20/46)	1,050	1,050,084
4.50%, 05/20/52 (Call 11/20/51)	810	832,024
4.65%, 05/20/35 (Call 11/20/34)	470	503,812
4.80%, 05/20/45 (Call 11/20/44)	970	1,038,889
SK Hynix Inc.
1.00%, 01/19/24(d)	400	381,816
1.50%, 01/19/26(d)	800	721,768
2.38%, 01/19/31(d)	800	635,632
3.00%, 09/17/24(d)	200	194,618
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	650	590,070
3.00%, 06/01/31 (Call 03/01/31)	445	375,277
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	200	174,686
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	85	79,032
1.38%, 03/12/25 (Call 02/12/25)	412	394,737
	Par
Security	(000)	Value

Semiconductors (continued)
1.75%, 05/04/30 (Call 02/04/30)	$692	$614,060
1.90%, 09/15/31 (Call 06/15/31)	605	536,786
2.25%, 09/04/29 (Call 06/04/29)	524	483,956
2.63%, 05/15/24 (Call 03/15/24)	315	312,619
2.70%, 09/15/51 (Call 03/15/51)(c)	470	377,805
2.90%, 11/03/27 (Call 08/03/27)	500	491,215
3.88%, 03/15/39 (Call 09/15/38)	592	585,393
4.15%, 05/15/48 (Call 11/15/47)	945	956,434
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	400	370,652
2.50%, 10/25/31 (Call 07/25/31)	65	57,075
3.13%, 10/25/41 (Call 04/25/41)	710	592,502
3.25%, 10/25/51 (Call 04/25/51)(c)	245	198,200
4.50%, 04/22/52 (Call 10/22/51)(c)	60	60,140
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(d)	1,000	912,700
1.00%, 09/28/27 (Call 07/28/27)(d)	1,000	870,820
1.25%, 04/23/26 (Call 03/23/26)(d)	600	550,752
1.38%, 09/28/30 (Call 06/28/30)(d)	800	651,336
1.75%, 04/23/28(d)	400	356,968
2.25%, 04/23/31 (Call 01/23/31)(d)	600	518,772
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	856	779,439
2.95%, 06/01/24 (Call 04/01/24)	353	351,846
		97,509,038
Shipbuilding — 0.0%
CSSC Capital 2015 Ltd.
2.10%, 07/27/26(d)	200	186,164
3.00%, 02/13/30(d)	400	344,648
CSSC Capital Ltd. Co., 2.50%, 02/13/25(d)	200	192,040
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	245	213,601
3.48%, 12/01/27 (Call 09/01/27)	365	348,535
3.84%, 05/01/25 (Call 04/01/25)	640	632,998
4.20%, 05/01/30 (Call 02/01/30)(c)	534	514,653
		2,432,639
Software — 0.7%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/22)(b)	60	59,065
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	598	498,654
2.50%, 09/15/50 (Call 03/15/50)	894	649,321
3.40%, 09/15/26 (Call 06/15/26)	1,220	1,224,148
3.40%, 06/15/27 (Call 03/15/27)	520	515,211
4.50%, 06/15/47 (Call 12/15/46)	611	618,332
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	256	249,180
2.15%, 02/01/27 (Call 12/01/26)	694	668,017
2.30%, 02/01/30 (Call 11/01/29)	1,325	1,218,218
3.25%, 02/01/25 (Call 11/01/24)	738	741,801
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(c)	415	355,925
2.85%, 01/15/30 (Call 10/15/29)	692	628,869
3.50%, 06/15/27 (Call 03/15/27)	680	671,065
4.38%, 06/15/25 (Call 03/15/25)	275	280,525
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	515	476,823
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/23)(b)	430	425,541
9.13%, 03/01/26 (Call 09/01/22)(b)(c)	195	186,560

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	$335	$291,775
2.90%, 12/01/29 (Call 09/01/29)	506	457,616
3.40%, 06/27/26 (Call 03/27/26)	265	261,136
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(c)	35	35,550
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	420	401,986
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(b)	170	141,207
Central Parent Inc./Central Merger Sub Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	310	314,954
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/09/22)(b)	463	460,801
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	695	675,686
3.30%, 03/01/30 (Call 12/01/29)	638	632,047
4.50%, 12/01/27 (Call 09/01/27)	736	738,716
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)(c)	595	541,730
4.88%, 07/01/29 (Call 06/30/24)(b)	495	438,100
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(b)(c)	190	177,329
6.50%, 10/15/28 (Call 10/15/26)(b)(c)	260	232,700
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(b)(c)	335	309,476
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(b)	260	241,163
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	300	266,769
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	700	590,653
2.95%, 02/15/51 (Call 08/15/50)	395	301,950
4.80%, 03/01/26 (Call 12/01/25)	811	838,331
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	660	617,720
5.25%, 05/15/26 (Call 02/15/26)(b)(c)	255	260,523
Fidelity National Information Services Inc.
0.60%, 03/01/24	570	542,743
1.15%, 03/01/26 (Call 02/01/26)	760	690,908
1.65%, 03/01/28 (Call 01/01/28)	555	487,662
2.25%, 03/01/31 (Call 12/01/30)	1,302	1,101,140
3.10%, 03/01/41 (Call 09/01/40)	445	339,370
4.50%, 07/15/25(c)	160	162,627
4.50%, 08/15/46 (Call 02/15/46)	220	197,017
4.70%, 07/15/27 (Call 06/15/27)	440	452,637
5.10%, 07/15/32 (Call 04/15/32)	160	166,501
5.63%, 07/15/52 (Call 01/15/52)	300	312,381
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(c)	703	647,280
2.65%, 06/01/30 (Call 03/01/30)(c)	706	622,537
2.75%, 07/01/24 (Call 06/01/24)	1,428	1,407,165
3.20%, 07/01/26 (Call 05/01/26)	1,627	1,583,868
3.50%, 07/01/29 (Call 04/01/29)	885	837,962
3.80%, 10/01/23 (Call 09/01/23)	1,435	1,439,133
3.85%, 06/01/25 (Call 03/01/25)	1,093	1,092,344
4.20%, 10/01/28 (Call 07/01/28)	304	304,423
4.40%, 07/01/49 (Call 01/01/49)	1,256	1,128,591
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(b)	275	218,628
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	985	921,822
	Par
Security	(000)	Value

Software (continued)
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)(c)	$782	$732,929
1.35%, 07/15/27 (Call 05/15/27)	844	764,546
1.65%, 07/15/30 (Call 04/15/30)	691	586,694
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	2,054	2,034,569
2.40%, 08/08/26 (Call 05/08/26)	2,462	2,414,754
2.53%, 06/01/50 (Call 12/01/49)	4,098	3,186,359
2.68%, 06/01/60 (Call 12/01/59)	2,624	2,024,311
2.70%, 02/12/25 (Call 11/12/24)	924	922,060
2.88%, 02/06/24 (Call 12/06/23)	1,612	1,612,887
2.92%, 03/17/52 (Call 09/17/51)(c)	5,152	4,336,902
3.04%, 03/17/62 (Call 09/17/61)	1,154	960,924
3.13%, 11/03/25 (Call 08/03/25)	988	994,076
3.30%, 02/06/27 (Call 11/06/26)	1,700	1,725,772
3.45%, 08/08/36 (Call 02/08/36)	887	888,623
3.50%, 02/12/35 (Call 08/12/34)	1,424	1,443,779
3.50%, 11/15/42	33	31,234
3.63%, 12/15/23 (Call 09/15/23)	495	500,782
3.70%, 08/08/46 (Call 02/08/46)	910	888,369
3.75%, 02/12/45 (Call 08/12/44)(c)	75	73,019
3.95%, 08/08/56 (Call 02/08/56)	90	89,720
4.10%, 02/06/37 (Call 08/06/36)	310	330,525
4.20%, 11/03/35 (Call 05/03/35)	570	611,758
4.25%, 02/06/47 (Call 08/06/46)	350	369,908
4.50%, 10/01/40(c)	100	108,080
4.50%, 02/06/57 (Call 08/06/56)	190	207,182
4.75%, 11/03/55 (Call 05/03/55)(c)	0	112
5.30%, 02/08/41	270	318,994
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	330	287,262
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)(c)	1,470	1,330,585
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)(c)	425	370,634
3.63%, 09/01/30 (Call 03/01/25)(b)	525	478,910
3.63%, 11/01/31 (Call 11/01/26)(b)	310	277,311
3.88%, 02/15/31 (Call 06/01/25)(b)	615	567,221
4.00%, 11/15/29 (Call 11/15/24)(b)(c)	605	570,551
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	515	477,060
3.88%, 12/01/29 (Call 12/01/24)(b)	525	473,077
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)(c)	570	527,073
4.13%, 12/01/31 (Call 12/01/26)(b)(c)	368	328,271
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,586	1,458,232
2.30%, 03/25/28 (Call 01/25/28)	1,146	1,028,799
2.40%, 09/15/23 (Call 07/15/23)	804	794,947
2.50%, 04/01/25 (Call 03/01/25)	615	594,299
2.65%, 07/15/26 (Call 04/15/26)	1,726	1,633,642
2.80%, 04/01/27 (Call 02/01/27)	855	805,684
2.88%, 03/25/31 (Call 12/25/30)	1,310	1,128,526
2.95%, 11/15/24 (Call 09/15/24)	1,074	1,056,225
2.95%, 05/15/25 (Call 02/15/25)	741	722,438
2.95%, 04/01/30 (Call 01/01/30)	1,840	1,624,794
3.25%, 11/15/27 (Call 08/15/27)(c)	1,004	958,629
3.25%, 05/15/30 (Call 02/15/30)	698	629,093
3.40%, 07/08/24 (Call 04/08/24)(c)	993	988,363
3.60%, 04/01/40 (Call 10/01/39)	1,889	1,465,052

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
3.60%, 04/01/50 (Call 10/01/49)	$2,345	$1,706,410
3.65%, 03/25/41 (Call 09/25/40)	849	659,809
3.80%, 11/15/37 (Call 05/15/37)	1,327	1,092,652
3.85%, 07/15/36 (Call 01/15/36)	854	720,170
3.85%, 04/01/60 (Call 10/01/59)	1,957	1,388,785
3.90%, 05/15/35 (Call 11/15/34)	1,195	1,029,767
3.95%, 03/25/51 (Call 09/25/50)	1,509	1,168,434
4.00%, 07/15/46 (Call 01/15/46)	1,441	1,113,979
4.00%, 11/15/47 (Call 05/15/47)	1,805	1,390,680
4.10%, 03/25/61 (Call 09/25/60)	948	708,052
4.13%, 05/15/45 (Call 11/15/44)	1,388	1,107,568
4.30%, 07/08/34 (Call 01/08/34)	973	890,597
4.38%, 05/15/55 (Call 11/15/54)	825	656,378
4.50%, 07/08/44 (Call 01/08/44)	574	488,583
5.38%, 07/15/40	1,075	1,009,554
6.13%, 07/08/39	838	863,291
6.50%, 04/15/38(c)	1,082	1,149,517
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	325	290,849
PTC Inc.
3.63%, 02/15/25 (Call 02/15/23)(b)	300	292,152
4.00%, 02/15/28 (Call 02/15/23)(b)	295	280,244
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	320	264,762
5.38%, 12/01/28 (Call 12/01/23)(b)	335	249,227
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	615	542,141
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)(c)	380	273,855
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	457	419,508
1.40%, 09/15/27 (Call 07/15/27)	400	353,004
1.75%, 02/15/31 (Call 11/15/30)	751	611,772
2.00%, 06/30/30 (Call 03/30/30)(c)	292	245,841
2.35%, 09/15/24 (Call 08/15/24)	640	623,078
2.95%, 09/15/29 (Call 06/15/29)	493	451,908
3.65%, 09/15/23 (Call 08/15/23)	1,093	1,094,847
3.80%, 12/15/26 (Call 09/15/26)	844	845,696
3.85%, 12/15/25 (Call 09/15/25)	745	744,985
4.20%, 09/15/28 (Call 06/15/28)	738	744,052
RRD Parent Inc., 10.00%, 10/15/31(b)(c)	400	625,008
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	500	456,120
1.95%, 07/15/31 (Call 04/15/31)(c)	360	320,299
2.70%, 07/15/41 (Call 01/15/41)	360	295,711
2.90%, 07/15/51 (Call 01/15/51)	695	558,773
3.05%, 07/15/61 (Call 01/15/61)	755	597,643
3.70%, 04/11/28 (Call 01/11/28)	1,179	1,207,190
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,415	1,153,324
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(b)(c)	215	132,051
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/23)(b)(c)	1,113	1,096,004
Take-Two Interactive Software Inc.
3.30%, 03/28/24	455	453,262
3.55%, 04/14/25	360	357,451
3.70%, 04/14/27 (Call 03/14/27)	385	381,454
4.00%, 04/14/32 (Call 01/14/32)	335	328,069
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	270	237,373
3.88%, 03/15/31 (Call 03/15/26)(c)	305	270,468
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/22)(b)	1,080	915,214
Security	Par (000)	Value
Software (continued)
VMware Inc.
0.60%, 08/15/23	$95	$91,978
1.00%, 08/15/24 (Call 08/15/22)	260	245,115
1.40%, 08/15/26 (Call 07/15/26)	10	9,017
1.80%, 08/15/28 (Call 06/15/28)	250	213,995
2.20%, 08/15/31 (Call 05/15/31)	15	12,211
3.90%, 08/21/27 (Call 05/21/27)	727	715,077
4.50%, 05/15/25 (Call 04/15/25)	495	500,559
4.65%, 05/15/27 (Call 03/15/27)	298	302,401
4.70%, 05/15/30 (Call 02/15/30)	976	959,144
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	250	245,168
3.70%, 04/01/29 (Call 02/01/29)	295	284,808
3.80%, 04/01/32 (Call 01/01/32)(c)	400	381,588
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)(c)	375	343,335
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)(c)	380	340,111
		121,589,526
Sovereign Debt Securities — 0.0%
State Agency of Roads of Ukraine, 6.25%, 06/24/28(d)	400	67,575
Storage & Warehousing — 0.0%
GLP China Holdings Ltd.
2.95%, 03/29/26(d)	200	157,766
4.97%, 02/26/24(d)	400	375,296
		533,062
Telecommunications — 1.4%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(b)(c)	755	590,614
10.50%, 05/15/27 (Call 05/15/23)(b)	919	865,000
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	1,215	1,049,687
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(b)	335	283,537
5.13%, 07/15/29 (Call 04/15/24)(b)	1,495	1,279,436
5.50%, 01/15/28 (Call 09/15/22)(b)	630	553,568
8.13%, 02/01/27 (Call 08/01/22)(b)	1,089	1,075,442
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	497	457,941
3.63%, 04/22/29 (Call 01/22/29)	635	617,360
4.38%, 07/16/42	499	468,177
4.38%, 04/22/49 (Call 10/22/48)(c)	765	733,589
5.38%, 04/04/32 (Call 01/04/32)(d)	45	42,678
6.13%, 11/15/37	587	665,048
6.13%, 03/30/40	1,403	1,591,311
6.38%, 03/01/35	668	786,630
AT&T Inc.
0.90%, 03/25/24 (Call 08/09/22)	828	795,128
1.65%, 02/01/28 (Call 12/01/27)	1,441	1,282,202
1.70%, 03/25/26 (Call 03/25/23)	423	393,902
2.25%, 02/01/32 (Call 11/01/31)	1,677	1,428,921
2.30%, 06/01/27 (Call 04/01/27)	781	731,953
2.55%, 12/01/33 (Call 09/01/33)	2,900	2,455,372
2.75%, 06/01/31 (Call 03/01/31)	1,451	1,300,415
2.95%, 07/15/26 (Call 04/15/26)	490	477,049
3.50%, 06/01/41 (Call 12/01/40)	2,194	1,840,788
3.50%, 09/15/53 (Call 03/15/53)	4,182	3,300,643
3.55%, 09/15/55 (Call 03/15/55)	4,042	3,143,787
3.65%, 06/01/51 (Call 12/01/50)	1,514	1,231,775
3.65%, 09/15/59 (Call 03/15/59)	3,799	2,964,626
3.80%, 02/15/27 (Call 11/15/26)	102	102,208

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
3.80%, 12/01/57 (Call 06/01/57)	$3,006	$2,435,792
3.85%, 06/01/60 (Call 12/01/59)	920	744,225
3.88%, 01/15/26 (Call 10/15/25)	240	241,464
4.10%, 02/15/28 (Call 11/15/27)	710	711,697
4.25%, 03/01/27 (Call 12/01/26)	215	219,487
4.30%, 02/15/30 (Call 11/15/29)	1,442	1,445,951
4.30%, 12/15/42 (Call 06/15/42)	435	397,072
4.35%, 03/01/29 (Call 12/01/28)	1,593	1,607,162
4.35%, 06/15/45 (Call 12/15/44)	360	329,080
4.50%, 05/15/35 (Call 11/15/34)	1,996	1,980,870
4.50%, 03/09/48 (Call 09/09/47)	835	768,626
4.55%, 03/09/49 (Call 09/09/48)	605	566,637
4.65%, 06/01/44 (Call 12/01/43)	359	338,020
4.75%, 05/15/46 (Call 11/15/45)	985	956,474
4.80%, 06/15/44 (Call 12/15/43)	92	88,579
4.85%, 03/01/39 (Call 09/01/38)	991	980,386
4.85%, 07/15/45 (Call 01/15/45)	501	485,554
4.90%, 08/15/37 (Call 02/14/37)	745	765,100
5.15%, 03/15/42	536	543,091
5.15%, 11/15/46 (Call 05/15/46)	125	127,719
5.15%, 02/15/50 (Call 08/14/49)	511	520,346
5.25%, 03/01/37 (Call 09/01/36)(c)	135	143,654
5.35%, 09/01/40	100	102,922
5.45%, 03/01/47 (Call 09/01/46)	267	283,746
5.55%, 08/15/41	55	58,295
5.65%, 02/15/47 (Call 08/15/46)	450	509,976
5.70%, 03/01/57 (Call 09/01/56)	317	348,570
6.00%, 08/15/40 (Call 05/15/40)	340	373,544
6.38%, 03/01/41	349	404,425
6.55%, 02/15/39	285	332,529
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	595	281,346
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(d)	1,000	869,680
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(d)	600	423,768
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	100	77,806
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)(c)	200	168,394
4.30%, 07/29/49 (Call 01/29/49)	639	592,730
4.46%, 04/01/48 (Call 10/01/47)	421	403,958
Series US-3, 0.75%, 03/17/24	205	196,037
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	331	276,551
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	615	525,634
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(d)	400	407,972
Bharti Airtel Ltd.
3.25%, 06/03/31(d)	1,100	948,805
4.38%, 06/10/25(d)	500	498,075
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	605	543,417
4.25%, 11/08/49 (Call 05/08/49)(b)	395	328,691
4.25%, 11/23/81 (Call 11/23/26)(a)(b)	270	235,945
4.50%, 12/04/23 (Call 11/04/23)	753	757,925
4.88%, 11/23/81 (Call 08/23/31)(a)(b)	292	250,080
5.13%, 12/04/28 (Call 09/24/28)	730	743,330
9.63%, 12/15/30	1,422	1,802,911
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(b)	775	689,270
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)(c)	230	209,075
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	502	497,843
Security	Par (000)	Value
Telecommunications (continued)
2.50%, 09/20/26 (Call 06/20/26)	$980	$965,937
2.95%, 02/28/26	458	458,078
3.50%, 06/15/25	205	208,450
3.63%, 03/04/24	640	647,565
5.50%, 01/15/40	1,179	1,345,274
5.90%, 02/15/39	725	857,327
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(d)	250	192,930
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)(c)	715	621,221
6.00%, 03/01/26 (Call 03/01/23)(b)	944	918,182
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	400	331,968
8.25%, 03/01/27 (Call 03/01/23)(b)	620	539,319
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/23)(b)(c)	445	366,231
6.00%, 06/15/25 (Call 06/15/23)(b)	789	729,825
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	1,340	1,310,172
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)(c)	275	216,747
6.50%, 10/01/28 (Call 10/01/23)(b)	435	374,222
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	212	174,940
4.38%, 11/15/57 (Call 05/15/57)	733	639,814
4.70%, 03/15/37	61	60,363
4.75%, 03/15/42	629	605,054
5.35%, 11/15/48 (Call 05/15/48)(c)	115	118,301
5.45%, 11/15/79 (Call 05/15/79)	465	440,597
5.75%, 08/15/40	228	244,058
5.85%, 11/15/68 (Call 05/15/68)	372	376,710
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)(c)	1,020	842,459
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(b)	398	397,801
4.38%, 06/21/28 (Call 03/21/28)(b)(c)	475	486,034
4.75%, 06/21/38 (Call 12/21/37)(b)	320	318,237
4.88%, 03/06/42(b)	295	293,900
8.75%, 06/15/30	1,885	2,408,370
9.25%, 06/01/32	404	553,213
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/24 (Call 08/15/22)(d)	800	749,988
Embarq Corp., 8.00%, 06/01/36	840	692,177
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(d)	400	397,024
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(d)	400	326,088
4.75%, 08/01/26 (Call 05/03/26)(d)	600	588,846
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	1,028	965,549
5.88%, 10/15/27 (Call 10/15/23)(b)(c)	745	733,758
5.88%, 11/01/29 (Call 11/01/24)	490	411,625
6.00%, 01/15/30 (Call 10/15/24)(b)(c)	665	560,575
6.75%, 05/01/29 (Call 05/01/24)(b)(c)	630	560,713
8.75%, 05/15/30 (Call 05/15/25)(b)	220	233,554
Frontier Florida LLC, Series E, 6.86%, 02/01/28	150	141,996
Frontier North Inc., Series G, 6.73%, 02/15/28	235	223,318
Globe Telecom Inc., 4.20%, (Call 08/02/26)(a)(d)(e)	400	372,292
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(d)	420	415,624
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	600	579,660
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	400	373,472

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
Hughes Satellite Systems Corp.
5.25%, 08/01/26	$368	$373,196
6.63%, 08/01/26(c)	510	501,641
Iliad Holding SASU
6.50%, 10/15/26 (Call 10/15/23)(b)	715	686,128
7.00%, 10/15/28 (Call 10/15/24)(b)	520	499,465
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	1,790	1,654,121
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/22)(b)(c)	410	358,110
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	688	624,436
2.00%, 12/10/30 (Call 09/10/30)	405	326,689
3.75%, 08/15/29 (Call 05/15/29)	437	412,165
5.95%, 03/15/41	284	280,427
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 08/29/22)(d)	200	187,000
Koninklijke KPN NV, 8.38%, 10/01/30	170	206,608
KT Corp.
1.00%, 09/01/25(d)	400	366,880
2.50%, 07/18/26(b)(c)	475	453,939
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	930	840,450
3.63%, 01/15/29 (Call 01/15/24)(b)	495	414,939
3.75%, 07/15/29 (Call 01/15/24)(b)	530	438,575
3.88%, 11/15/29 (Call 08/15/29)(b)	300	266,991
4.25%, 07/01/28 (Call 07/01/23)(b)	725	635,231
4.63%, 09/15/27 (Call 09/15/22)(b)(c)	589	540,360
5.25%, 03/15/26 (Call 03/15/23)(c)	459	455,213
5.38%, 05/01/25 (Call 05/01/23)	381	381,130
Ligado Networks LLC
15.50%, 11/01/23, (15.50% PIK)(b)(g)	1,794	882,704
17.50%, 05/01/24, (17.50% PIK)(b)(c)(g)	323	90,807
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(d)	400	348,492
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	613	450,175
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	765	710,203
4.50%, 01/15/29 (Call 01/15/24)(b)	605	479,426
5.13%, 12/15/26 (Call 12/15/22)(b)	790	719,342
5.38%, 06/15/29 (Call 06/15/24)(b)	585	485,655
5.63%, 04/01/25 (Call 01/01/25)	299	298,013
Series G, 6.88%, 01/15/28(c)	245	227,990
Series P, 7.60%, 09/15/39(c)	315	254,413
Series U, 7.65%, 03/15/42.	285	222,539
Series W, 6.75%, 12/01/23	450	457,020
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	696	713,671
Maxar Technologies Inc.
7.54%, 12/31/27 (Call 06/25/24)(b)	90	86,135
7.75%, 06/15/27 (Call 06/15/24)(b)(c)	245	250,552
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(d)	600	492,222
6.25%, 03/25/29 (Call 03/25/24)(d)	180	171,794
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	647	529,181
2.75%, 05/24/31 (Call 02/24/31)	630	528,123
4.00%, 09/01/24	59	59,140
4.60%, 02/23/28 (Call 11/23/27)	476	477,171
4.60%, 05/23/29 (Call 02/23/29)	655	645,902
5.50%, 09/01/44	238	228,261
5.60%, 06/01/32 (Call 03/01/32)	450	466,983
Security	Par (000)	Value
Telecommunications (continued)
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(d)	$740	$727,183
6.50%, 10/13/26(d)	200	198,042
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(b)	208	194,780
1.45%, 05/05/26 (Call 04/05/26)(b)	405	370,008
2.63%, 05/05/31 (Call 02/05/31)(b)	1,248	1,092,948
Network i2i Ltd., 3.98%, (d)(e)	400	333,800
Nokia OYJ
4.38%, 06/12/27(c)	356	359,823
6.63%, 05/15/39	325	339,960
NTT Finance Corp.
0.58%, 03/01/24(b)	1,470	1,403,365
1.16%, 04/03/26 (Call 03/03/26)(b)	2,365	2,163,384
1.59%, 04/03/28 (Call 02/03/28)(b)	1,567	1,393,878
2.07%, 04/03/31 (Call 01/03/31)(b)	1,035	897,283
4.14%, 07/26/24(b)	200	202,044
4.24%, 07/25/25(b)	350	355,880
4.37%, 07/27/27 (Call 06/27/27)(b)	210	216,336
Ooredoo International Finance Ltd.
2.63%, 04/08/31(d)	600	540,900
3.75%, 06/22/26(d)	400	399,908
3.88%, 01/31/28(b)	400	399,508
4.50%, 01/31/43(b)	400	399,888
Orange SA
5.38%, 01/13/42	425	457,491
5.50%, 02/06/44 (Call 08/06/43)	734	804,251
9.00%, 03/01/31	1,296	1,707,882
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(d)	400	400,656
6.63%, 04/24/28(d)	450	459,338
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	345	347,950
PLDT Inc., 3.45%, 06/23/50 (Call 03/23/50)(d)	200	147,846
Qwest Corp., 7.25%, 09/15/25(c)	155	162,319
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	170	163,169
2.95%, 03/15/25 (Call 03/15/23)(b)	705	692,930
3.20%, 03/15/27 (Call 02/15/27)(b)	635	620,503
3.63%, 12/15/25 (Call 09/15/25)	805	795,437
3.70%, 11/15/49 (Call 05/15/49)(c)	736	598,500
3.80%, 03/15/32 (Call 12/15/31)(b)	565	546,355
4.10%, 10/01/23 (Call 07/01/23)	523	525,965
4.30%, 02/15/48 (Call 08/15/47)	590	522,292
4.35%, 05/01/49 (Call 11/01/48)	858	766,185
4.50%, 03/15/42 (Call 09/15/41)(b)	415	392,507
4.50%, 03/15/43 (Call 09/15/42)	462	425,285
4.55%, 03/15/52 (Call 09/15/51)(b)	925	865,957
5.00%, 03/15/44 (Call 09/15/43)(c)	769	752,651
5.25%, 03/15/82 (Call 03/15/27)(a)(b)	245	224,408
5.45%, 10/01/43 (Call 04/01/43)	205	210,172
7.50%, 08/15/38	70	86,512
Saudi Telecom Co., 3.89%, 05/13/29(d)	800	794,152
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	419	368,733
SingTel Group Treasury Pte Ltd.
3.25%, 06/30/25(d)	400	396,228
3.88%, 08/28/28 (Call 05/28/28)(d)	400	406,440
SingTel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (Call 03/10/30)(d)	600	525,936
2.38%, 08/28/29 (Call 05/28/29)(d)	800	734,688

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
Sprint Capital Corp.
6.88%, 11/15/28(c)	$1,470	$1,649,840
8.75%, 03/15/32(c)	1,210	1,565,244
Sprint Corp.
7.13%, 06/15/24(c)	1,490	1,560,596
7.63%, 02/15/25 (Call 11/15/24)	925	987,585
7.63%, 03/01/26 (Call 11/01/25)	935	1,025,396
7.88%, 09/15/23	2,475	2,567,738
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25 (Call 03/20/24)(b)	309	310,579
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)	410	409,943
4.13%, 06/15/29 (Call 06/15/24)(b)	374	378,140
Telecom Italia Capital SA
6.00%, 09/30/34	585	461,717
6.38%, 11/15/33	610	507,337
7.20%, 07/18/36	605	501,769
7.72%, 06/04/38	578	477,544
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	885	860,840
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(d)	400	381,084
Telefonica Emisiones SA
4.10%, 03/08/27	792	789,600
4.67%, 03/06/38	580	529,888
4.90%, 03/06/48	716	621,538
5.21%, 03/08/47	1,456	1,320,810
5.52%, 03/01/49 (Call 09/01/48)	846	805,832
7.05%, 06/20/36	1,205	1,396,607
Telefonica Europe BV, 8.25%, 09/15/30	1,081	1,315,501
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(d)	200	174,082
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)(c)	255	149,978
5.63%, 12/06/26 (Call 12/06/23)(b)	260	165,841
6.50%, 10/15/27 (Call 10/15/22)(b)(c)	305	127,277
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	505	498,167
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	235	226,618
3.40%, 05/13/32 (Call 02/13/32)	400	370,976
3.70%, 09/15/27 (Call 06/15/27)(c)	397	396,936
4.30%, 06/15/49 (Call 12/15/48)(c)	268	246,206
4.60%, 11/16/48 (Call 05/16/48)	643	622,861
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	465	429,158
2.05%, 02/15/28 (Call 12/15/27)	1,005	899,525
2.25%, 02/15/26 (Call 02/15/23)	915	854,217
2.25%, 11/15/31 (Call 08/15/31)	1,030	868,486
2.40%, 03/15/29 (Call 01/15/29)	148	131,668
2.55%, 02/15/31 (Call 11/15/30)	1,719	1,499,243
2.63%, 04/15/26 (Call 04/15/23)	675	636,167
2.63%, 02/15/29 (Call 02/15/24)	635	568,084
2.70%, 03/15/32 (Call 01/15/29)	235	204,882
2.88%, 02/15/31 (Call 02/15/26)	625	553,006
3.00%, 02/15/41 (Call 08/15/40)	1,375	1,069,049
3.30%, 02/15/51 (Call 08/15/50)	1,577	1,199,514
3.38%, 04/15/29 (Call 04/15/24)	1,325	1,237,921
3.40%, 10/15/52 (Call 04/15/52)	1,325	1,018,289
3.50%, 04/15/25 (Call 03/15/25)	2,093	2,069,935
3.50%, 04/15/31 (Call 04/15/26)	1,535	1,419,292
3.60%, 11/15/60 (Call 05/15/60)	1,575	1,201,993
Security	Par (000)	Value
Telecommunications (continued)
3.75%, 04/15/27 (Call 02/15/27)	$1,992	$1,963,076
3.88%, 04/15/30 (Call 01/15/30)	3,937	3,786,213
4.38%, 04/15/40 (Call 10/15/39)(c)	1,403	1,306,586
4.50%, 04/15/50 (Call 10/15/49)	1,536	1,412,874
4.75%, 02/01/28 (Call 02/01/23)	1,046	1,044,326
5.38%, 04/15/27 (Call 04/15/23)(c)	360	365,137
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/28 (Call 09/30/25)(d)	400	306,136
7.50%, 11/12/25(d)	400	338,788
Tower Bersama Infrastructure, 2.80%, 05/02/27 (Call 11/02/26)(d)	200	172,046
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/26 (Call 12/20/25)(d)	400	363,916
Turk Telekomunikasyon AS
4.88%, 06/19/24(d)	400	344,064
6.88%, 02/28/25(d)	200	172,538
Turkcell Iletisim Hizmetleri AS, 5.80%, 04/11/28 (Call 01/11/28)(d)	600	456,570
U.S. Cellular Corp., 6.70%, 12/15/33	393	390,626
Verizon Communications Inc.
0.75%, 03/22/24	515	495,471
0.85%, 11/20/25 (Call 10/20/25)	1,097	1,011,269
1.45%, 03/20/26 (Call 02/20/26)	1,023	957,508
1.50%, 09/18/30 (Call 06/18/30)	190	158,354
1.68%, 10/30/30 (Call 07/30/30)	1,066	892,338
1.75%, 01/20/31 (Call 10/20/30)	2,315	1,934,923
2.10%, 03/22/28 (Call 01/22/28)	1,137	1,042,004
2.36%, 03/15/32 (Call 12/15/31)	2,877	2,483,829
2.55%, 03/21/31 (Call 12/21/30)	2,192	1,948,951
2.63%, 08/15/26	851	825,393
2.65%, 11/20/40 (Call 05/20/40)	1,680	1,293,012
2.85%, 09/03/41 (Call 03/03/41)	680	534,759
2.88%, 11/20/50 (Call 05/20/50)	2,228	1,644,932
2.99%, 10/30/56 (Call 04/30/56)	1,968	1,429,378
3.00%, 03/22/27 (Call 01/22/27)	430	419,469
3.00%, 11/20/60 (Call 05/20/60)	1,555	1,116,334
3.15%, 03/22/30 (Call 12/22/29)	1,312	1,237,295
3.38%, 02/15/25	807	809,784
3.40%, 03/22/41 (Call 09/22/40)	2,358	2,014,463
3.50%, 11/01/24 (Call 08/01/24)	596	598,152
3.55%, 03/22/51 (Call 09/22/50)	1,950	1,625,676
3.70%, 03/22/61 (Call 09/22/60)	2,098	1,719,898
3.85%, 11/01/42 (Call 05/01/42)(c)	1,095	978,634
3.88%, 02/08/29 (Call 11/08/28)	775	772,838
3.88%, 03/01/52 (Call 09/01/51)	600	529,968
4.00%, 03/22/50 (Call 09/22/49)	1,310	1,183,362
4.02%, 12/03/29 (Call 09/03/29)(c)	1,563	1,564,641
4.13%, 03/16/27	2,042	2,089,211
4.13%, 08/15/46	733	678,751
4.27%, 01/15/36	1,114	1,102,470
4.33%, 09/21/28	1,937	1,986,703
4.40%, 11/01/34 (Call 05/01/34)	1,259	1,261,896
4.50%, 08/10/33	1,483	1,508,770
4.52%, 09/15/48	269	263,830
4.67%, 03/15/55	10	9,950
4.75%, 11/01/41	505	505,000
4.81%, 03/15/39	993	1,018,818
4.86%, 08/21/46	1,657	1,707,804
5.01%, 04/15/49	175	183,232
5.01%, 08/21/54	35	36,503
5.25%, 03/16/37	225	243,992

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
5.50%, 03/16/47	$575	$639,130
5.85%, 09/15/35	100	112,324
6.40%, 09/15/33(c)	95	110,787
6.55%, 09/15/43	125	157,031
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/22)(b)	425	374,166
5.63%, 04/15/27 (Call 04/15/23)(b)(c)	320	301,926
6.50%, 07/15/28 (Call 06/17/23)(b)	295	219,468
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	210	186,719
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	885	777,163
4.75%, 07/15/31 (Call 07/15/26)(b)	780	712,538
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	200	177,348
3.75%, 01/16/24	5	5,031
4.13%, 05/30/25	1,101	1,114,498
4.13%, 06/04/81 (Call 04/04/31)(a)	600	485,766
4.25%, 09/17/50	997	870,122
4.38%, 05/30/28	1,140	1,160,372
4.38%, 02/19/43	577	524,360
4.88%, 06/19/49	883	840,360
5.00%, 05/30/38	819	812,088
5.13%, 06/19/59	940	909,619
5.13%, 06/04/81 (Call 12/04/50)(a)	595	450,784
5.25%, 05/30/48	1,618	1,614,683
6.15%, 02/27/37	666	742,170
6.25%, 11/30/32	290	326,929
7.00%, 04/04/79 (Call 01/04/29), (5 year USD Swap + 4.873%)(a)	1,215	1,276,430
7.88%, 02/15/30	290	350,587
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)(c)	861	770,483
Xiaomi Best Time International Ltd.
3.38%, 04/29/30(d)	800	664,736
4.10%, 07/14/51 (Call 01/14/51)(d)	400	265,796
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 08/29/22)(b)	890	779,533
6.13%, 03/01/28 (Call 03/01/23)(b)	625	484,375
		252,214,127
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 08/08/22)(d)	200	144,552

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	474	464,406
3.50%, 09/15/27 (Call 06/15/27)	559	540,922
3.55%, 11/19/26 (Call 09/19/26)	575	558,170
3.90%, 11/19/29 (Call 08/19/29)	356	337,755
5.10%, 05/15/44 (Call 11/15/43)	305	283,208
6.35%, 03/15/40	355	378,001
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(b)	382	362,388
3.75%, 04/01/29 (Call 04/01/24)(b)	380	353,005
5.45%, 11/01/41 (Call 05/01/41)	180	166,345
5.88%, 12/15/27 (Call 12/15/22)(b)(c)	355	362,902
6.20%, 10/01/40	148	146,107
		3,953,209
Security	Par (000)	Value
Transportation — 0.6%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/15/22)(b)	$350	$183,404
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	320	321,507
4.50%, 06/20/29 (Call 03/20/29)(b)	440	436,876
AVIC International Finance & Investment Ltd., 3.30%, 09/23/30 (Call 06/23/30)(d)	400	343,608
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	110	87,069
3.00%, 04/01/25 (Call 01/01/25)(c)	290	289,124
3.05%, 02/15/51 (Call 08/15/50)	295	240,773
3.25%, 06/15/27 (Call 03/15/27)	786	788,743
3.30%, 09/15/51 (Call 03/15/51)	745	634,300
3.40%, 09/01/24 (Call 06/01/24)	302	304,395
3.55%, 02/15/50 (Call 08/15/49)	168	149,154
3.65%, 09/01/25 (Call 06/01/25)	230	233,206
3.75%, 04/01/24 (Call 01/01/24)	200	201,752
3.85%, 09/01/23 (Call 06/01/23)	569	572,135
3.90%, 08/01/46 (Call 02/01/46)	487	459,782
4.05%, 06/15/48 (Call 12/15/47)	686	658,080
4.13%, 06/15/47 (Call 12/15/46)	283	273,579
4.15%, 04/01/45 (Call 10/01/44)	800	772,664
4.15%, 12/15/48 (Call 06/15/48)	288	279,685
4.38%, 09/01/42 (Call 03/01/42)	780	776,459
4.40%, 03/15/42 (Call 09/15/41)	115	114,676
4.45%, 03/15/43 (Call 09/15/42)	610	614,709
4.45%, 01/15/53 (Call 07/15/52)(c)	50	51,040
4.55%, 09/01/44 (Call 03/01/44)	283	289,636
4.70%, 09/01/45 (Call 03/01/45)	626	639,290
4.90%, 04/01/44 (Call 10/01/43)	595	627,082
4.95%, 09/15/41 (Call 03/15/41)	155	164,410
5.05%, 03/01/41 (Call 09/01/40)	388	416,499
5.15%, 09/01/43 (Call 03/01/43)	270	294,432
5.40%, 06/01/41 (Call 12/01/40)	285	316,609
5.75%, 05/01/40 (Call 11/01/39)	520	599,326
6.15%, 05/01/37	25	30,634
6.20%, 08/15/36	183	223,487
7.00%, 12/15/25	100	111,351
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	760	548,462
2.75%, 03/01/26 (Call 12/01/25)	440	429,840
2.95%, 11/21/24 (Call 08/21/24)	421	416,116
3.20%, 08/02/46 (Call 02/02/46)(c)	408	336,478
3.65%, 02/03/48 (Call 08/03/47)	699	619,789
4.45%, 01/20/49 (Call 07/20/48)	315	315,454
6.20%, 06/01/36	200	235,302
6.25%, 08/01/34	16	19,156
6.38%, 11/15/37	20	24,012
6.90%, 07/15/28	303	351,865
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	245	227,774
2.05%, 03/05/30 (Call 12/05/29)	245	215,201
2.45%, 12/02/31 (Call 09/02/31)	380	341,426
2.90%, 02/01/25 (Call 11/01/24)	1,073	1,052,924
3.00%, 12/02/41 (Call 06/02/41)	210	174,140
3.10%, 12/02/51 (Call 06/02/51)	525	413,165
4.00%, 06/01/28 (Call 03/01/28)	350	355,859
4.80%, 09/15/35 (Call 03/15/35)	280	292,085
4.80%, 08/01/45 (Call 02/01/45)	347	353,555
5.95%, 05/15/37	555	645,554

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
6.13%, 09/15/2115 (Call 03/15/15)	$513	$570,538
7.13%, 10/15/31(c)	358	431,297
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)(c)	385	361,207
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(b)	185	128,394
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	315	311,787
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(d)(e)	1,200	1,189,092
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	332	302,316
2.50%, 05/15/51 (Call 11/15/50)	640	456,269
2.60%, 11/01/26 (Call 08/01/26)(c)	405	392,676
3.25%, 06/01/27 (Call 03/01/27)	1,169	1,159,028
3.35%, 11/01/25 (Call 08/01/25)	230	229,556
3.35%, 09/15/49 (Call 03/15/49)	278	230,676
3.40%, 08/01/24 (Call 05/01/24)	1,141	1,141,696
3.80%, 03/01/28 (Call 12/01/27)	1,047	1,056,789
3.80%, 11/01/46 (Call 05/01/46)	643	574,045
3.80%, 04/15/50 (Call 10/15/49)	115	102,696
3.95%, 05/01/50 (Call 11/01/49)	475	434,297
4.10%, 11/15/32 (Call 08/15/32)	270	273,748
4.10%, 03/15/44 (Call 09/15/43)	475	444,206
4.25%, 03/15/29 (Call 12/15/28)	465	476,974
4.25%, 11/01/66 (Call 05/01/66)	405	368,882
4.30%, 03/01/48 (Call 09/01/47)	641	619,725
4.40%, 03/01/43 (Call 09/01/42)	103	98,480
4.50%, 03/15/49 (Call 09/15/48)	480	472,526
4.50%, 11/15/52 (Call 05/15/52)	270	268,304
4.50%, 08/01/54 (Call 02/01/54)	250	243,300
4.65%, 03/01/68 (Call 09/01/67)	517	502,240
4.75%, 05/30/42 (Call 11/30/41)	434	440,119
4.75%, 11/15/48 (Call 05/15/48)	328	335,790
5.50%, 04/15/41 (Call 10/15/40)	80	88,382
6.00%, 10/01/36	145	168,647
6.15%, 05/01/37	432	514,884
6.22%, 04/30/40	330	389,852
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(b)	305	304,219
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23(d)	600	584,442
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(d)	400	249,064
3.83%, 09/14/61 (Call 03/14/61)(d)	200	141,444
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(d)	200	182,580
3.69%, 09/13/61 (Call 03/13/61)(d)	400	264,272
4.70%, 05/07/50 (Call 11/07/49)(d)	400	334,780
5.00%, 01/25/47 (Call 07/25/46)(d)	600	503,478
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(d)	200	153,448
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	380	333,537
3.10%, 08/05/29 (Call 05/05/29)	585	553,041
3.25%, 04/01/26 (Call 01/01/26)	1,000	998,640
3.25%, 05/15/41 (Call 11/15/40)	740	608,199
3.40%, 02/15/28 (Call 11/15/27)	305	298,995
3.88%, 08/01/42	180	157,934
3.90%, 02/01/35	769	727,489
4.05%, 02/15/48 (Call 08/15/47)(c)	588	516,887
4.10%, 04/15/43	360	321,617
4.10%, 02/01/45	260	231,153
4.20%, 10/17/28 (Call 07/17/28)	330	335,468
Security	Par (000)	Value
Transportation (continued)
4.25%, 05/15/30 (Call 02/15/30)	$327	$328,534
4.40%, 01/15/47 (Call 07/15/46)	605	556,782
4.55%, 04/01/46 (Call 10/01/45)	679	636,522
4.75%, 11/15/45 (Call 05/15/45)	578	564,423
4.90%, 01/15/34	236	248,267
4.95%, 10/17/48 (Call 04/17/48)	345	344,020
5.10%, 01/15/44	656	665,401
5.25%, 05/15/50 (Call 11/15/49)(c)	871	904,638
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(c)	170	150,788
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	400	352,932
Guangzhou Development District Holding Group Co. Ltd., 2.85%, 01/19/27(d)	200	184,158
Guangzhou Metro Investment Finance BVI Ltd., 1.51%, 09/17/25(d)	600	554,688
Henan Railway Construction & Investment Group Co. Ltd., 2.20%, 01/26/25(d)	200	187,932
Hidrovias International Finance SARL, 4.95%, 02/08/31 (Call 02/08/26)(d)	400	316,604
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(d)	400	334,424
3.25%, 02/13/30(c)(d)	600	529,380
3.73%, 03/29/24(d)	300	298,419
3.95%, 02/13/50(d)	200	152,248
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	1,255	1,261,024
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	468	433,733
3.50%, 05/01/50 (Call 11/01/49)(c)	290	239,787
4.20%, 11/15/69 (Call 05/15/69)	394	343,686
4.30%, 05/15/43 (Call 11/15/42)	113	103,176
4.70%, 05/01/48 (Call 11/01/47)	380	375,797
4.95%, 08/15/45 (Call 02/15/45)	505	508,697
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(d)	400	338,496
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	401	380,188
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(d)	188	169,956
5.88%, 07/05/34(d)	336	331,597
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	510	495,236
MTR Corp. Ltd., 1.63%, 08/19/30(d)	693	597,311
MV24 Capital BV, 6.75%, 06/01/34(d)	533	491,275
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., 10.75%, 07/01/25 (Call 08/29/22)(d)	200	189,858
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	987	885,151
2.55%, 11/01/29 (Call 08/01/29)	955	883,881
2.90%, 06/15/26 (Call 03/15/26)	544	532,304
2.90%, 08/25/51 (Call 02/25/51)	100	76,586
3.00%, 03/15/32 (Call 12/15/31)(c)	655	616,106
3.05%, 05/15/50 (Call 11/15/49)	514	403,778
3.15%, 06/01/27 (Call 03/01/27)	480	466,757
3.16%, 05/15/55 (Call 11/15/54)	662	516,062
3.40%, 11/01/49 (Call 05/01/49)(c)	225	188,109
3.65%, 08/01/25 (Call 06/01/25)	88	88,166
3.70%, 03/15/53 (Call 09/15/52)	260	226,725
3.80%, 08/01/28 (Call 05/01/28)	583	588,690
3.85%, 01/15/24 (Call 10/15/23)	355	357,229
3.94%, 11/01/47 (Call 05/01/47)	263	240,887
3.95%, 10/01/42 (Call 04/01/42)	140	129,899

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
4.05%, 08/15/52 (Call 02/15/52)	$233	$215,569
4.10%, 05/15/49 (Call 11/15/48)	448	417,563
4.10%, 05/15/2121 (Call 11/15/20)	465	369,935
4.15%, 02/28/48 (Call 08/28/47)	550	519,354
4.45%, 06/15/45 (Call 12/15/44)	170	167,613
4.55%, 06/01/53 (Call 12/01/52)	270	268,445
4.65%, 01/15/46 (Call 07/15/45)	598	600,248
4.84%, 10/01/41	290	299,590
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(c)(d)	420	396,959
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(d)	600	594,318
4.88%, 10/01/24(d)	200	201,726
Polar Tankers Inc., 5.95%, 05/10/37(b)	40	42,260
Rumo Luxembourg Sarl
4.20%, 01/18/32(d)	200	163,892
5.25%, 01/10/28 (Call 01/10/24)(d)	200	188,368
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	495	456,628
2.50%, 09/01/24 (Call 08/01/24)	764	741,768
2.85%, 03/01/27 (Call 02/01/27)	125	118,099
2.90%, 12/01/26 (Call 10/01/26)	353	335,163
3.35%, 09/01/25 (Call 08/01/25)	360	352,429
3.65%, 03/18/24 (Call 02/18/24)	580	578,782
3.88%, 12/01/23 (Call 11/01/23)	165	165,186
4.30%, 06/15/27 (Call 05/15/27)	185	185,964
4.63%, 06/01/25 (Call 05/01/25)	735	745,444
Seaspan Corp.
5.50%, 08/01/29 (Call 08/01/24)(b)(c)	500	396,480
6.50%, 04/29/26 (Call 04/29/25)(b)(d)	200	181,218
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	600	513,912
SF Holding Investment Ltd.
2.38%, 11/17/26(d)	600	561,102
2.88%, 02/20/30(d)	600	515,808
Simpar Europe SA, 5.20%, 01/26/31(d)	400	333,436
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(b)(c)	255	254,939
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(d)	200	40,000
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	803	762,866
2.38%, 05/20/31 (Call 02/20/31)	670	607,469
2.40%, 02/05/30 (Call 11/05/29)	662	607,551
2.75%, 03/01/26 (Call 12/01/25)	388	380,853
2.80%, 02/14/32 (Call 11/14/31)	595	553,136
2.89%, 04/06/36 (Call 01/06/36)	200	178,172
2.95%, 03/10/52 (Call 09/10/51)	385	299,037
2.97%, 09/16/62 (Call 03/16/62)	424	313,908
. 3.00%, 04/15/27 (Call 01/15/27)	180	177,655
3.15%, 03/01/24 (Call 02/01/24)	758	757,704
3.20%, 05/20/41 (Call 11/20/40)	337	291,256
3.25%, 01/15/25 (Call 10/15/24)(c)	120	120,307
3.25%, 08/15/25 (Call 05/15/25)	530	528,866
3.25%, 02/05/50 (Call 08/05/49)	806	672,019
3.35%, 08/15/46 (Call 02/15/46)(c)	115	96,531
3.38%, 02/01/35 (Call 08/01/34)	400	374,436
3.38%, 02/14/42 (Call 08/14/41)	325	286,559
3.50%, 02/14/53 (Call 08/14/52)	595	513,110
3.55%, 08/15/39 (Call 02/15/39)	365	330,905
3.55%, 05/20/61 (Call 11/20/60)	170	142,900
3.60%, 09/15/37 (Call 03/15/37)	403	383,406
3.65%, 02/15/24 (Call 11/15/23)	670	672,285
Security	Par (000)	Value
Transportation (continued)
3.70%, 03/01/29 (Call 12/01/28)	$569	$572,130
3.75%, 03/15/24 (Call 12/15/23)	570	573,306
3.75%, 07/15/25 (Call 05/15/25)	336	340,210
3.75%, 02/05/70 (Call 08/05/69)	963	820,505
3.80%, 10/01/51 (Call 04/01/51)(c)	445	404,336
3.80%, 04/06/71 (Call 10/06/70)	269	230,546
3.84%, 03/20/60 (Call 09/20/59)	670	600,374
3.85%, 02/14/72 (Call 08/14/71)	270	233,839
3.88%, 02/01/55 (Call 08/01/54)	276	248,610
3.95%, 09/10/28 (Call 06/10/28)	766	782,653
3.95%, 08/15/59 (Call 02/15/59)	420	381,431
4.00%, 04/15/47 (Call 10/15/46)	895	835,420
4.05%, 11/15/45 (Call 05/15/45)	305	283,482
4.05%, 03/01/46 (Call 09/01/45)	140	132,675
4.10%, 09/15/67 (Call 03/15/67)	179	163,108
4.30%, 03/01/49 (Call 09/01/48)	170	165,424
4.50%, 09/10/48 (Call 03/10/48)	663	660,752
6.63%, 02/01/29	240	277,536
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	1,175	1,157,375
2.40%, 11/15/26 (Call 08/15/26)	463	451,203
2.50%, 09/01/29 (Call 06/01/29)	287	268,890
2.80%, 11/15/24 (Call 09/15/24)	292	291,124
3.05%, 11/15/27 (Call 08/15/27)	1,107	1,108,317
3.40%, 03/15/29 (Call 12/15/28)	385	384,353
3.40%, 11/15/46 (Call 05/15/46)	435	381,987
3.40%, 09/01/49 (Call 03/01/49)	79	70,088
3.63%, 10/01/42	80	73,321
3.75%, 11/15/47 (Call 05/15/47)	364	340,311
3.90%, 04/01/25 (Call 03/01/25)	624	636,449
4.25%, 03/15/49 (Call 09/15/48)	353	355,362
4.45%, 04/01/30 (Call 01/01/30)(c)	708	752,739
4.88%, 11/15/40 (Call 05/15/40)	115	122,089
5.20%, 04/01/40 (Call 10/01/39)	680	753,868
5.30%, 04/01/50 (Call 10/01/49)	1,027	1,199,649
6.20%, 01/15/38	1,240	1,516,012
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	190	177,219
1.50%, 09/22/28 (Call 07/22/28)	420	382,805
1.80%, 09/22/31 (Call 06/22/31)	1,055	934,793
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(b)	315	300,412
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 08/15/22)(b)(c)	205	189,596
XPO CNW Inc., 6.70%, 05/01/34	190	180,143
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/23)(b)(c)	322	326,273
Yunda Holding Investment Co., 2.25%, 08/19/25(d)	200	181,932
		102,432,821
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3 mo. LIBOR US + 4.300%)(a)(b)(c)	300	282,402
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(d)	600	563,808
1.88%, 08/12/25(d)	600	556,284
2.00%, 02/04/26(d)	600	554,874
2.75%, 08/12/30(d)	200	169,382
2.88%, 02/04/31(d)	200	169,708
3.00%, 07/03/24(d)	600	585,936
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(d)	600	561,870

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Trucking & Leasing (continued)
2.63%, 03/20/25 (Call 02/20/25)(d)	$200	$187,072
3.38%, 03/20/28 (Call 01/20/28)(d)	600	529,902
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	595	536,987
6.50%, 10/01/25 (Call 10/01/22)(b)	530	527,594
9.75%, 08/01/27 (Call 08/01/23)(b)	245	247,842
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	176	140,605
3.10%, 06/01/51 (Call 12/01/50)(c)	215	149,347
3.25%, 03/30/25 (Call 12/30/24)	120	117,790
3.25%, 09/15/26 (Call 06/15/26)	534	517,611
3.50%, 03/15/28 (Call 12/15/27)	85	81,444
3.85%, 03/30/27 (Call 12/30/26)	223	218,092
4.00%, 06/30/30 (Call 03/30/30)	600	572,070
4.35%, 02/15/24 (Call 01/15/24)	414	416,062
4.55%, 11/07/28 (Call 08/07/28)	555	557,259
4.70%, 04/01/29 (Call 01/01/29)	160	160,573
5.20%, 03/15/44 (Call 09/15/43)	400	389,380
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	843	759,813
1.70%, 06/15/26 (Call 05/15/26)(b)	910	822,340
2.70%, 11/01/24 (Call 10/01/24)(b)	380	366,715
3.35%, 11/01/29 (Call 08/01/29)(b)	16	14,864
3.40%, 11/15/26 (Call 08/15/26)(b)	317	304,875
3.45%, 07/01/24 (Call 06/01/24)(b)	760	747,308
3.90%, 02/01/24 (Call 01/01/24)(b)	892	887,754
3.95%, 03/10/25 (Call 01/10/25)(b)	945	936,296
4.00%, 07/15/25 (Call 06/15/25)(b)	40	39,658
4.13%, 08/01/23 (Call 07/01/23)(b)	75	75,115
4.20%, 04/01/27 (Call 01/01/27)(b)	225	222,313
4.40%, 07/01/27 (Call 06/01/27)(b)	635	635,286
4.45%, 01/29/26 (Call 11/29/25)(b)	478	478,320
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	705	613,695
2.30%, 06/15/28 (Call 04/15/28)(b)(c)	200	167,592
		15,865,838
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	25	21,378
3.38%, 01/20/27 (Call 12/20/26)	25	21,808
		43,186
Water — 0.1%
Aegea Finance Sarl, 6.75%, 05/20/29 (Call 05/20/25)(d)	200	194,872
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)(c)	315	278,177
2.80%, 05/01/30 (Call 02/01/30)(c)	326	301,856
2.95%, 09/01/27 (Call 06/01/27)	378	362,846
3.25%, 06/01/51 (Call 12/01/50)	550	448,052
3.40%, 03/01/25 (Call 12/01/24)	485	485,533
3.45%, 06/01/29 (Call 03/01/29)	627	606,428
3.45%, 05/01/50 (Call 11/01/49)	295	244,956
3.75%, 09/01/28 (Call 06/01/28)	442	441,448
3.75%, 09/01/47 (Call 03/01/47)	352	308,148
3.85%, 03/01/24 (Call 12/01/23)	135	135,609
4.00%, 12/01/46 (Call 06/01/46)	180	161,447
4.15%, 06/01/49 (Call 12/01/48)	530	485,771
4.20%, 09/01/48 (Call 03/01/48)	220	204,063
4.30%, 12/01/42 (Call 06/01/42)	326	309,648
4.30%, 09/01/45 (Call 03/01/45)	287	266,310
Security	Par (000)	Value
Water (continued)
4.45%, 06/01/32 (Call 03/01/32)	$400	$413,480
6.59%, 10/15/37	388	467,028
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)(c)	405	404,579
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	543	465,498
2.70%, 04/15/30 (Call 01/15/30)	661	589,222
3.35%, 04/15/50 (Call 10/15/49)	268	209,182
3.57%, 05/01/29 (Call 02/01/29)(c)	550	525,277
4.28%, 05/01/49 (Call 11/01/48)	330	298,076
5.30%, 05/01/52 (Call 11/01/51)	270	284,591
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(d)	400	353,576
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(b)	205	198,916
United Utilities PLC, 6.88%, 08/15/28(c)	240	264,847
Veolia Environnement SA, 6.75%, 06/01/38	50	59,790
		9,769,226
Total Corporate Bonds & Notes — 33.2%
(Cost: $6,572,032,545)		5,866,522,682

Foreign Government Obligations(l)
Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(d)	1,000	809,910
8.25%, 05/09/28(d)	1,000	844,960
8.75%, 04/14/32(d)	1,000	811,730
9.13%, 11/26/49(d)	800	611,712
9.38%, 05/08/48(d)	1,000	777,090
9.50%, 11/12/25(d)	400	373,328
		4,228,730
Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(f)	7,331	1,528,293
1.00%, 07/09/29	977	170,859
1.50%, 07/09/35(f)	6,440	1,078,475
3.50%, 07/09/41(f)	500	122,704
3.88%, 01/09/38(f)	1,886	474,590
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 08/29/22)(f)	11,510	2,729,366
1.00%, 07/09/29 (Call 08/29/22)(c)	3,200	762,075
1.50%, 07/09/35 (Call 08/29/22)(f)	12,051	2,681,231
1.50%, 07/09/46 (Call 08/29/22)(f)	3,275	740,969
3.50%, 07/09/41 (Call 08/29/22)(c)(f)	8,100	2,130,786
3.88%, 01/09/38 (Call 08/29/22)(f)	7,674	2,164,489
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(d)	450	358,938
Provincia de Buenos Aires/Government Bonds, 3.90%, 09/01/37(d)(f)	2,550	767,626
Provincia de Cordoba
6.88%, 12/10/25(d)(f)	300	210,633
6.99%, 06/01/27(d)(f)	302	172,026
Provincia de Entre Rios Argentina, 5.00%, 08/08/28(d)(f)	300	182,847
Provincia de Mendoza Argentina, 4.25%, 03/19/29(d)(f)	200	118,384
Provincia del Chubut Argentina, 7.75%, 07/26/30(d)(f)	357	259,096
		16,653,387
Azerbaijan — 0.0%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(d)	600	514,236

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Azerbaijan (continued)
4.75%, 03/18/24(d)	$200	$200,994
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(d)	222	216,446
		931,676
Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	600	543,990
5.25%, 01/25/33(d)	1,000	828,640
5.45%, 09/16/32(d)	200	168,318
5.63%, 09/30/31(d)	600	520,602
5.63%, 05/18/34(d)	400	329,424
6.00%, 09/19/44(d)	1,000	731,160
6.13%, 08/01/23(d)	600	602,964
6.25%, 01/25/51(d)	800	588,096
6.75%, 09/20/29(d)	600	585,456
7.00%, 01/26/26(d)	800	824,600
7.00%, 10/12/28(d)	200	199,584
7.38%, 05/14/30(d)	700	704,648
7.50%, 09/20/47(d)	200	169,624
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(d)	400	403,864
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(d)	800	799,872
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(d)	800	838,656
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(d)	200	176,342
3.95%, 09/16/27(d)	600	566,700
4.50%, 03/30/27(d)	600	580,884
6.25%, 11/14/24(d)	600	613,578
		10,777,002
Belarus — 0.0%
Republic of Belarus International Bond
5.88%, 02/24/26(d)	400	48,000
6.20%, 02/28/30(d)	600	63,000
7.63%, 06/29/27(d)	200	22,000
Republic of Belarus Ministry of Finance, 6.38%, 02/24/31(d)	600	63,000
		196,000
Belgium — 0.0%
Belgium Government International Bond, 2.88%, 09/18/24(d)	200	199,020

Bermuda — 0.0%
Bermuda Government International Bond
2.38%, 08/20/30(d)	590	516,716
3.38%, 08/20/50 (Call 02/20/50)(d)	440	336,208
		852,924
Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(d)	1,200	968,856

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(d)	600	609,834
Brazilian Government International Bond
2.88%, 06/06/25(c)	1,000	965,670
3.75%, 09/12/31(c)	800	704,528
3.88%, 06/12/30(c)	2,000	1,801,200
4.25%, 01/07/25(c)	1,450	1,459,309
4.50%, 05/30/29 (Call 02/28/29)(c)	1,000	947,540
Security	Par (000)	Value

Brazil (continued)
4.63%, 01/13/28 (Call 10/13/27)(c)	$1,450	$1,417,665
4.75%, 01/14/50 (Call 07/14/49)	2,900	2,177,813
5.00%, 01/27/45	2,300	1,826,936
5.63%, 01/07/41(c)	700	610,687
5.63%, 02/21/47	1,400	1,187,634
6.00%, 04/07/26(c)	2,075	2,211,120
7.13%, 01/20/37	691	738,562
8.25%, 01/20/34	1,340	1,538,307
8.75%, 02/04/25	100	113,084
8.88%, 04/15/24	600	661,386
10.13%, 05/15/27	1,170	1,445,359
		20,416,634
Canada — 0.3%
Canada Government International Bond
0.75%, 05/19/26	490	452,040
1.63%, 01/22/25	4,128	4,006,018
CDP Financial Inc., 0.88%, 06/10/25(b)	45	42,309
CPPIB Capital Inc.
1.25%, 01/28/31(b)(c)	1,500	1,287,630
2.75%, 11/02/27(b)	250	245,442
Export Development Canada, 2.63%, 02/21/24	1,420	1,410,841
Hydro-Quebec
Series HH, 8.50%, 12/01/29	425	563,881
Series HK, 9.38%, 04/15/30	120	168,778
Series HQ, 9.50%, 11/15/30	8	11,520
Series IO, 8.05%, 07/07/24	185	201,447
Province of Alberta Canada
1.00%, 05/20/25	1,618	1,529,609
1.30%, 07/22/30	2,900	2,524,508
1.88%, 11/13/24	1,233	1,200,350
2.05%, 08/17/26(b)(c)	250	240,037
2.95%, 01/23/24	328	327,269
3.30%, 03/15/28	1,910	1,926,350
3.35%, 11/01/23	1,455	1,460,020
Province of British Columbia Canada
0.90%, 07/20/26(c)	805	740,181
1.30%, 01/29/31	810	701,533
2.25%, 06/02/26	1,375	1,334,960
6.50%, 01/15/26	250	275,807
7.25%, 09/01/36	150	214,163
Series 10, 1.75%, 09/27/24	970	943,441
Province of Manitoba Canada
1.50%, 10/25/28	5	4,532
2.13%, 06/22/26	1,168	1,122,798
3.05%, 05/14/24	540	539,309
Province of New Brunswick Canada, 3.63%, 02/24/28	600	616,914
Province of Ontario Canada
0.63%, 01/21/26	650	597,025
1.05%, 04/14/26	205	190,168
1.05%, 05/21/27	275	250,236
1.13%, 10/07/30	2,530	2,169,500
1.60%, 02/25/31	1,270	1,119,022
1.80%, 10/14/31	25	22,203
2.00%, 10/02/29	793	735,928
2.13%, 01/21/32	60	54,487
2.30%, 06/15/26	398	385,845
2.50%, 04/27/26	2,129	2,081,012
3.05%, 01/29/24	1,567	1,565,731
3.20%, 05/16/24	3,438	3,443,638
3.40%, 10/17/23	2,105	2,112,620

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada
0.60%, 07/23/25	$1,810	$1,685,961
1.35%, 05/28/30	1,330	1,168,751
1.90%, 04/21/31	125	113,200
2.50%, 04/20/26(c)	2,482	2,429,158
2.75%, 04/12/27(c)	3,942	3,896,746
Series NN, 7.13%, 02/09/24	187	197,713
Series PD, 7.50%, 09/15/29	673	857,516
Series QO, 2.88%, 10/16/24	2,647	2,635,830
Series QW, 2.50%, 04/09/24.	555	549,633
Series QX, 1.50%, 02/11/25	1,860	1,794,770
PSP Capital Inc.
0.50%, 09/15/24(b)	450	425,866
1.00%, 06/29/26(b)	415	381,443
		54,955,689
Cayman Islands — 0.0%
Sharjah Sukuk Program Ltd., 3.89%, 04/04/30(d)	400	363,556

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)(c)	1,000	885,760
2.55%, 01/27/32 (Call 10/27/31)	600	530,244
2.55%, 07/27/33 (Call 04/27/33)	1,400	1,189,580
2.75%, 01/31/27 (Call 12/31/26)(c)	600	572,844
3.10%, 05/07/41 (Call 11/07/40)	1,070	843,213
3.10%, 01/22/61 (Call 07/22/60)	1,204	857,814
3.13%, 03/27/25(c)	200	196,816
3.13%, 01/21/26	800	781,352
3.24%, 02/06/28 (Call 11/06/27)	1,400	1,351,196
3.25%, 09/21/71 (Call 03/21/71)	600	423,408
3.50%, 01/31/34 (Call 10/31/33)(c)	800	733,880
3.50%, 01/25/50 (Call 07/25/49)	1,400	1,123,556
3.50%, 04/15/53 (Call 10/15/52)	1,000	786,770
3.63%, 10/30/42(c)	150	124,679
3.86%, 06/21/47	1,050	909,310
4.00%, 01/31/52 (Call 07/31/51)	600	517,968
4.34%, 03/07/42 (Call 09/07/41)	1,200	1,104,684
		12,933,074
China — 0.1%
China Development Bank
1.00%, 10/27/25(d)	200	186,548
1.63%, 10/27/30(d)	1,000	885,520
2.45%, 12/12/23, (3 mo. LIBOR US + 0.730%)(a)(d)	1,000	1,003,180
China Development Bank/Hong Kong, 0.63%, 01/12/24(d)	400	385,904
China Government International Bond
0.40%, 10/21/23(d)	1,400	1,358,322
0.55%, 10/21/25(d)	2,000	1,855,600
1.20%, 10/21/30(d)	1,600	1,418,144
1.25%, 10/26/26(d)	200	188,700
1.75%, 10/26/31(d)	200	184,314
1.95%, 12/03/24(d)	2,050	2,004,039
2.13%, 12/03/29(d)	1,200	1,151,172
2.25%, 10/21/50(d)	400	300,544
2.50%, 10/26/51(d)	200	157,946
2.63%, 11/02/27(d)	1,000	987,350
2.75%, 12/03/39(d)	1,300	1,141,569
3.25%, 10/19/23(d)	1,000	1,004,390
3.50%, 10/19/28(d)	400	413,116
4.00%, 10/19/48(d)	400	419,076
Security	Par (000)	Value

China (continued)
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	$1,200	$1,195,380
3.25%, 11/28/27(d)	200	201,034
3.38%, 03/14/27(d)	800	809,816
3.63%, 07/31/24(d)	1,000	1,007,790
4.00%, 11/28/47(d)	600	583,086
		18,842,540
Colombia — 0.1%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	1,025	826,816
3.13%, 04/15/31 (Call 01/15/31)(c)	2,050	1,619,152
3.25%, 04/22/32 (Call 01/22/32)	1,200	934,704
3.88%, 04/25/27 (Call 01/25/27)(c)	1,262	1,154,932
3.88%, 02/15/61 (Call 08/15/60)	1,025	640,010
4.00%, 02/26/24 (Call 11/26/23)(c)	805	791,194
4.13%, 02/22/42 (Call 08/22/41)	600	407,118
4.13%, 05/15/51 (Call 11/15/50)	1,000	658,240
4.50%, 01/28/26 (Call 10/28/25)	600	575,610
4.50%, 03/15/29 (Call 12/15/28)(c)	1,400	1,267,168
5.00%, 06/15/45 (Call 12/15/44)	3,200	2,322,304
5.20%, 05/15/49 (Call 11/15/48)(c)	1,600	1,177,072
5.63%, 02/26/44 (Call 08/26/43)	1,025	796,230
6.13%, 01/18/41(c)	1,425	1,194,050
7.38%, 09/18/37	525	514,805
8.13%, 05/21/24(c)	500	525,355
		15,404,760
Costa Rica — 0.0%
Costa Rica Government International Bond
4.38%, 04/30/25(c)(d)	200	195,054
5.63%, 04/30/43(d)	400	307,248
6.13%, 02/19/31(c)(d)	1,000	964,580
7.00%, 04/04/44(d)	800	702,280
7.16%, 03/12/45(d)	400	356,000
		2,525,162
Croatia — 0.0%
Croatia Government International Bond, 6.00%, 01/26/24(d)	1,000	1,032,700

Denmark — 0.0%
Kommunekredit, 0.63%, 06/10/25(d)	200	187,196

Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(d)	2,250	1,941,300
4.88%, 09/23/32(d)	2,200	1,853,676
5.30%, 01/21/41(d)	1,350	1,054,498
5.50%, 01/27/25(d)	900	897,048
5.88%, 01/30/60(d)	1,800	1,363,392
5.95%, 01/25/27(d)	1,000	987,280
6.00%, 07/19/28(d)	850	822,570
6.00%, 02/22/33 (Call 11/22/32)(d)	150	135,992
6.40%, 06/05/49(d)	800	656,688
6.50%, 02/15/48(d)	650	540,787
6.85%, 01/27/45(d)	1,200	1,055,568
6.88%, 01/29/26(d)	1,100	1,141,327
7.45%, 04/30/44(d)	800	751,640
		13,201,766
Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	544	231,499

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ecuador (continued)
1.50%, 07/31/40(d)(f)	$1,985	$836,788
2.50%, 07/31/35(d)(f)	4,979	2,284,582
5.50%, 07/31/30(d)(f)	2,196	1,309,428
		4,662,297
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	1,000	692,010
4.55%, 11/20/23(d)	200	186,234
5.25%, 10/06/25(d)	400	314,088
5.75%, 05/29/24(d)	600	511,962
5.80%, 09/30/27(d)	600	404,898
5.88%, 06/11/25(d)	1,010	807,939
5.88%, 02/16/31(d)	1,200	739,740
6.20%, 03/01/24(d)	600	525,636
6.59%, 02/21/28(d)	200	138,888
6.88%, 04/30/40(d)	200	111,574
7.05%, 01/15/32(d)	400	252,112
7.30%, 09/30/33(d)	400	249,836
7.50%, 01/31/27(d)	1,000	733,420
7.50%, 02/16/61(d)	1,200	669,420
7.60%, 03/01/29(d)	1,203	834,822
7.63%, 05/29/32(d)	1,000	630,700
7.90%, 02/21/48(d)	800	448,136
8.15%, 11/20/59(d)	400	228,176
8.50%, 01/31/47(d)	1,400	810,404
8.70%, 03/01/49(d)	1,000	580,140
8.75%, 09/30/51(d)	600	350,280
8.88%, 05/29/50(d)	1,000	589,690
		10,810,105
El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(d)	580	265,483
6.38%, 01/18/27(d)	480	187,061
7.12%, 01/20/50 (Call 07/20/49)(d)	548	180,654
7.65%, 06/15/35(d)	938	305,713
8.25%, 04/10/32(d)	250	92,725
8.63%, 02/28/29(d)	373	138,383
9.50%, 07/15/52 (Call 01/15/52)(d)	600	209,898
		1,379,917
Finland — 0.0%
Finland Government International Bond
0.88%, 05/20/30(b)	450	387,653
6.95%, 02/15/26(c)	905	1,017,256
Finnvera Oyj, 1.63%, 10/23/24(b)	59	57,216
		1,462,125
France — 0.0%
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	380	349,881
1.38%, 01/20/31(b)	250	218,708
3.38%, 03/20/24(b)	2,175	2,185,048
		2,753,637
Gabon — 0.0%
Gabon Government International Bond
6.63%, 02/06/31(d)	600	428,016
6.95%, 06/16/25(d)	400	332,544
7.00%, 11/24/31 (Call 11/24/29)(d)	400	286,372
		1,046,932

Security	Par (000)	Value

Georgia — 0.0%
Georgia Government International Bond, 2.75%, 04/22/26(d)	$600	$512,754

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	1,500	1,493,910

Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(d)(h)	600	318,288
6.38%, 02/11/27(d)	400	206,200
7.63%, 05/16/29(d)	600	283,512
7.75%, 04/07/29(d)	625	295,412
7.88%, 03/26/27(d)	800	425,888
7.88%, 02/11/35(d)	600	263,736
8.13%, 01/18/26(d)	400	266,544
8.13%, 03/26/32(d)	600	271,770
8.63%, 04/07/34(d)	600	264,654
8.63%, 06/16/49(d)	400	175,500
8.75%, 03/11/61(d)	400	173,580
8.88%, 05/07/42(d)	400	178,048
8.95%, 03/26/51(d)	600	262,212
10.75%, 10/14/30(d)	700	568,071
		3,953,415
Guatemala — 0.0%
Guatemala Government Bond
3.70%, 10/07/33 (Call 07/07/33)(d)	800	674,032
4.38%, 06/05/27(d)	200	192,304
4.50%, 05/03/26(d)	400	400,484
4.65%, 10/07/41 (Call 04/07/41)(d)	200	163,380
4.88%, 02/13/28(c)(d)	600	597,870
4.90%, 06/01/30 (Call 03/01/30)(c)(d)	400	391,660
5.38%, 04/24/32 (Call 01/24/32)(d)	300	296,883
6.13%, 06/01/50 (Call 12/01/49)(d)	800	764,064
		3,480,677
Honduras — 0.0%
Honduras Government International Bond
5.63%, 06/24/30 (Call 03/24/30)(d)	150	111,005
6.25%, 01/19/27(c)(d)	650	543,556
		654,561
Hong Kong — 0.1%
Airport Authority
1.63%, 02/04/31 (Call 11/04/30)(b)	400	337,824
1.75%, 01/12/27 (Call 12/12/26)(b)(c)	1,000	941,360
2.10%, (Call 03/08/26)(a)(d)(e)	800	738,600
2.40%, (Call 03/08/28)(a)(d)(e)	400	350,708
2.50%, 01/12/32 (Call 10/12/31)(b)(c)	1,000	901,200
2.63%, 02/04/51 (Call 08/04/50)(b)	400	291,044
3.50%, 01/12/62 (Call 07/12/61)(b)	200	166,038
Airport Authority Hong Kong, 3.25%, 01/12/52 (Call 07/12/51)(b)	400	325,224
Hong Kong Government International Bond
0.63%, 02/02/26(b)	200	185,354
1.38%, 02/02/31(b)(c)	1,200	1,054,140
1.75%, 11/24/31(d)	200	179,726
2.38%, 02/02/51(b)	400	289,172
2.50%, 05/28/24(b)	800	791,736
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	600	599,532
		7,151,658

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary — 0.0%
Hungary Government International Bond
2.13%, 09/22/31(d)	$800	$659,072
3.13%, 09/21/51(d)	800	544,712
5.25%, 06/16/29(b)	1,800	1,827,162
5.38%, 03/25/24	966	983,523
5.75%, 11/22/23	676	690,142
7.63%, 03/29/41	1,260	1,528,040
		6,232,651
India — 0.0%
Export-Import Bank of India
2.25%, 01/13/31(d)	600	494,286
3.25%, 01/15/30(d)	600	540,654
3.38%, 08/05/26(c)(d)	650	628,920
3.88%, 03/12/24(d)	400	398,956
3.88%, 02/01/28(d)	600	580,068
		2,642,884
Indonesia — 0.2%
Indonesia Government International Bond
1.85%, 03/12/31	1,000	850,970
2.15%, 07/28/31 (Call 04/28/31)	800	694,152
2.85%, 02/14/30	800	741,000
3.05%, 03/12/51(c)	600	482,874
3.20%, 09/23/61 (Call 03/23/61)(c)	200	153,108
3.35%, 03/12/71	600	454,500
3.40%, 09/18/29(c)	540	520,366
3.50%, 01/11/28	850	838,440
3.50%, 02/14/50	750	627,375
3.55%, 03/31/32 (Call 12/31/31)	200	194,832
3.70%, 10/30/49	1,000	850,140
3.85%, 07/18/27(d)	600	602,046
3.85%, 10/15/30	1,400	1,380,848
4.10%, 04/24/28	1,000	1,012,730
4.13%, 01/15/25(d)	600	605,658
4.20%, 10/15/50	1,450	1,319,993
4.35%, 01/08/27(d)	1,000	1,020,060
4.35%, 01/11/48	1,250	1,149,562
4.45%, 02/11/24	400	404,956
4.45%, 04/15/70	1,440	1,317,773
4.63%, 04/15/43(d)	400	379,836
4.75%, 01/08/26(d)	1,400	1,437,562
4.75%, 02/11/29	1,000	1,041,880
4.75%, 07/18/47(d)	610	596,397
5.13%, 01/15/45(d)	600	602,166
5.25%, 01/17/42(d)	1,200	1,228,296
5.25%, 01/08/47(d)	400	409,888
5.35%, 02/11/49	700	719,390
5.38%, 10/17/23(d)	500	513,245
5.88%, 01/15/24(d)	623	642,836
5.95%, 01/08/46(d)	1,100	1,202,245
6.63%, 02/17/37(d)	600	679,638
6.75%, 01/15/44(d)	400	472,724
7.75%, 01/17/38(d)	1,320	1,632,140
8.50%, 10/12/35(d)	850	1,100,538
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(d)	400	399,624
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(c)(d)	800	734,056
2.30%, 06/23/25(d)	1,000	965,080
2.55%, 06/09/31(d)	630	560,675
2.80%, 06/23/30(c)(d)	800	729,184
Security	Par (000)	Value

Indonesia (continued)
3.55%, 06/09/51(d)	$400	$331,996
3.80%, 06/23/50(d)	800	676,936
3.90%, 08/20/24(d)	200	200,868
4.15%, 03/29/27(d)	1,400	1,414,714
4.33%, 05/28/25(d)	1,240	1,262,618
4.35%, 09/10/24(d)	800	809,712
4.40%, 06/06/27(b)	600	613,836
4.40%, 03/01/28(d)	600	613,236
4.45%, 02/20/29(d)	500	510,540
4.55%, 03/29/26(d)	1,400	1,434,398
4.70%, 06/06/32(b)	600	620,994
		39,758,631
Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28 (Call 09/12/22)(d)	1,075	930,747

Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	250	256,515
5.50%, 09/18/33	70	84,894
Israel Government International Bond
2.75%, 07/03/30	1,200	1,159,404
2.88%, 03/16/26(c)	600	594,900
3.25%, 01/17/28	600	599,556
3.88%, 07/03/50(c)	1,150	1,062,565
4.13%, 01/17/48	600	579,096
4.50%, 01/30/43	950	976,885
4.50%, April 03, 2120	800	740,552
State of Israel
2.50%, 01/15/30(c)	600	569,796
3.38%, 01/15/50	1,224	1,043,387
3.80%, 05/13/60(d)	2,600	2,287,766
		9,955,316
Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	430	405,817
1.25%, 02/17/26	1,830	1,625,900
2.38%, 10/17/24	1,632	1,567,193
2.88%, 10/17/29	1,301	1,147,638
3.88%, 05/06/51	1,345	1,026,706
4.00%, 10/17/49	1,137	904,575
5.38%, 06/15/33	1,300	1,351,506
6.88%, 09/27/23	2,435	2,508,415
		10,537,750
Ivory Coast — 0.0%
Ivory Coast Government International Bond
6.13%, 06/15/33(d)	600	488,094
6.38%, 03/03/28(d)	400	363,032
		851,126
Jamaica — 0.0%
Jamaica Government International Bond
6.75%, 04/28/28(c)	950	1,002,212
7.88%, 07/28/45	1,000	1,106,700
8.00%, 03/15/39	700	786,961
		2,895,873
Japan — 0.2%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	535	519,726
2.88%, 09/19/24(d)	300	298,110

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
3.13%, 09/06/23(b)	$214	$213,844
Japan Bank for International Cooperation
0.63%, 07/15/25	2,075	1,928,277
1.25%, 01/21/31	1,580	1,352,875
1.75%, 10/17/24	605	586,215
1.88%, 07/21/26	235	223,062
1.88%, 04/15/31	4,670	4,200,665
2.00%, 10/17/29	335	310,314
2.13%, 02/10/25	310	302,383
2.25%, 11/04/26	1,733	1,672,102
2.38%, 04/20/26	250	242,197
2.50%, 05/23/24	1,075	1,061,251
2.50%, 05/28/25	1,125	1,104,120
2.75%, 01/21/26	10	9,857
2.75%, 11/16/27	430	422,866
2.88%, 06/01/27	3,017	2,977,477
2.88%, 07/21/27	180	177,718
3.00%, 05/29/24	550	547,849
3.25%, 07/20/28	240	241,061
3.38%, 10/31/23	1,534	1,539,400
3.50%, 10/31/28	704	716,067
Japan Finance Organization for Municipalities, 2.38%, 02/13/25(b)	199	195,263
Japan International Cooperation Agency
1.00%, 07/22/30	1,860	1,578,377
2.13%, 10/20/26	200	191,806
2.75%, 04/27/27	1,283	1,259,457
3.38%, 06/12/28	65	65,471
		23,937,810
Jersey — 0.0%
IDB Trust Services Ltd.
3.10%, 03/15/23(d)	300	298,845
3.39%, 09/26/23(d)	200	199,666
		498,511
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	400	373,056
5.75%, 01/31/27(d)	680	621,860
5.85%, 07/07/30(d)	600	505,704
6.13%, 01/29/26(d)	800	762,232
7.38%, 10/10/47(d)	600	480,654
7.75%, 01/15/28(b)	200	197,830
		2,941,336
Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	1,000	1,017,850
4.88%, 10/14/44(d)	1,000	842,190
5.13%, 07/21/25(d)	1,000	1,047,960
6.50%, 07/21/45(d)	600	591,396
		3,499,396
Kenya — 0.0%
Kenya Government International Bond, 7.00%, 05/22/27(d)	1,000	741,280
Republic of Kenya Government International Bond
6.30%, 01/23/34(d)	600	370,746
6.88%, 06/24/24(d)	1,000	864,680
7.25%, 02/28/28(d)	400	288,276
8.00%, 05/22/32(d)	600	423,888
Security	Par (000)	Value

Kenya (continued)
8.25%, 02/28/48(d)	$600	$374,334
		3,063,204
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	2,700	2,725,461

Lebanon — 0.0%
Lebanon Government International Bond
6.20%, 02/26/25(d)(j)(k)	400	26,036
6.25%, 11/04/24(d)(j)(k)	200	13,042
6.25%, 06/12/25(d)(k)	300	19,557
6.60%, (d)(e)(j)(k)	1,050	68,197
6.65%, (d)(e)(j)(k)	800	51,960
6.65%, 04/22/24(d)(k)	400	26,088
6.65%, 11/03/28(d)(j)(k)	50	3,270
6.75%, (d)(e)(j)(k)	832	54,280
6.85%, (d)(e)(j)(k)	830	54,066
6.85%, 05/25/29(k)	250	16,370
7.00%, (d)(e)(j)(k)	1,500	97,920
7.25%, 03/23/37(d)(j)(k)	315	20,003
		450,789
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26 (Call 10/26/26)(d)	200	185,210
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(d)	800	792,080
Malaysia Sukuk Global Bhd
3.18%, 04/27/26(d)	1,650	1,654,950
4.08%, 04/27/46(d)	750	743,992
		3,376,232
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	2,033	1,742,769
3.25%, 04/16/30 (Call 01/16/30)(c)	1,300	1,183,351
3.50%, 02/12/34 (Call 11/12/33)	1,600	1,389,984
3.60%, 01/30/25	1,000	998,820
3.75%, 01/11/28	1,200	1,177,968
3.75%, 04/19/71 (Call 10/19/70)	1,800	1,236,582
3.77%, 05/24/61 (Call 11/24/60)	1,900	1,320,500
3.90%, 04/27/25 (Call 03/27/25)	626	629,474
4.13%, 01/21/26	1,200	1,213,140
4.15%, 03/28/27	1,565	1,572,309
4.28%, 08/14/41 (Call 02/14/41)	2,200	1,821,270
4.35%, 01/15/47	1,400	1,128,414
4.40%, 02/12/52 (Call 08/12/51)	1,600	1,274,320
4.50%, 04/22/29	1,850	1,850,685
4.50%, 01/31/50 (Call 07/31/49)(c)	1,455	1,192,023
4.60%, 01/23/46	800	672,576
4.60%, 02/10/48	1,300	1,081,912
4.75%, 04/27/32 (Call 01/27/32)(c)	1,635	1,636,684
4.75%, 03/08/44	2,104	1,829,617
5.00%, 04/27/51 (Call 10/27/50)	1,600	1,398,384
5.55%, 01/21/45	1,335	1,277,395
5.75%, October 12, 2110	1,650	1,462,692
6.05%, 01/11/40	1,080	1,103,976
6.75%, 09/27/34	1,100	1,244,815
7.50%, 04/08/33	500	610,655
8.30%, 08/15/31	675	865,593
		32,915,908

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mongolia — 0.0%
Development Bank of Mongolia LLC, 7.25%, 10/23/23(d)	$200	$192,530
Mongolia Government International Bond
4.45%, 07/07/31(d)	400	300,860
5.13%, 04/07/26(d)	400	356,476
8.75%, 03/09/24(d)	600	591,906
		1,441,772
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	400	344,944
3.00%, 12/15/32(d)	600	478,452
4.00%, 12/15/50(d)	1,200	806,400
5.50%, 12/11/42(d)	200	160,448
		1,790,244
Mozambique — 0.0%
Mozambique International Bond, 5.00%, 09/15/31(d)(f)	600	416,100

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(d)	400	347,764

Netherlands — 0.0%
BNG Bank NV, 0.88%, 05/18/26(b)	500	461,750

Nigeria — 0.1%
Nigeria Government International Bond
6.13%, 09/28/28(d)	1,000	717,670
6.50%, 11/28/27(d)	1,000	755,610
7.14%, 02/23/30(d)	1,100	796,213
7.38%, 09/28/33(d)	400	265,184
7.63%, 11/21/25(d)	600	532,656
7.63%, 11/28/47(d)	1,000	623,720
7.70%, 02/23/38(d)	600	383,340
7.88%, 02/16/32(d)	1,400	983,892
8.25%, 09/28/51(d)	200	126,724
8.70%, 01/21/31(d)	600	458,712
9.25%, 01/21/49(d)	1,000	690,250
		6,333,971
Norway — 0.0%
Kommunalbanken AS
0.88%, 03/12/25(b)	460	436,218
1.13%, 06/14/30(b)	400	349,344
2.00%, 06/19/24(b)	1,000	980,440
2.13%, 02/11/25(b)(c)	1,074	1,052,874
		2,818,876
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	800	782,088
4.88%, 02/01/25(d)	1,000	993,100
5.38%, 03/08/27(d)	200	197,530
5.63%, 01/17/28(d)	1,600	1,596,752
6.00%, 08/01/29(d)	1,200	1,196,628
6.25%, 01/25/31(d)	1,465	1,460,019
6.50%, 03/08/47(d)	850	732,241
6.75%, 10/28/27(d)	1,600	1,668,736
6.75%, 01/17/48(d)	1,400	1,234,352
7.00%, 01/25/51(d)	800	720,696
7.38%, 10/28/32(d)	800	848,352
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(d)	1,400	1,382,388
4.88%, 06/15/30(d)	1,000	976,690
Security	Par (000)	Value

Oman (continued)
5.93%, 10/31/25(d)	$700	$717,416
		14,506,988
Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(d)	800	420,368
6.88%, 12/05/27(d)	800	416,968
7.38%, 04/08/31(d)	890	445,828
8.25%, 04/15/24(d)	400	232,032
8.25%, 09/30/25(d)	1,000	550,560
8.88%, 04/08/51(d)	600	276,666
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(d)	200	85,570
		2,427,992
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(d)	200	183,120
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	2,000	1,598,720
3.16%, 01/23/30 (Call 10/23/29)	600	543,138
3.30%, 01/19/33 (Call 10/19/32)	200	174,208
3.75%, 03/16/25 (Call 12/16/24)	800	795,960
3.75%, 04/17/26(d)	450	437,360
3.87%, 07/23/60 (Call 01/23/60)	1,400	1,019,382
3.88%, 03/17/28 (Call 12/17/27)	650	631,689
4.00%, 09/22/24 (Call 06/24/24)	600	601,764
4.30%, 04/29/53	850	681,020
4.50%, 05/15/47 (Call 11/15/46)	400	334,656
4.50%, 04/16/50 (Call 10/16/49)(c)	1,400	1,152,760
4.50%, 04/01/56 (Call 10/01/55)	1,600	1,297,872
4.50%, 01/19/63 (Call 07/19/62)	1,200	946,896
6.70%, 01/26/36	1,565	1,729,622
7.13%, 01/29/26(c)	564	616,023
8.88%, 09/30/27	765	914,007
9.38%, 04/01/29	800	988,696
		14,646,893
Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33(d)	600	493,326
4.70%, 03/27/27(c)(d)	400	405,556
4.95%, 04/28/31 (Call 01/28/31)(d)	200	197,484
5.00%, 04/15/26(d)	400	411,232
5.40%, 03/30/50 (Call 09/30/49)(d)	600	516,894
5.60%, 03/13/48(c)(d)	400	342,820
6.10%, 08/11/44(d)	830	796,850
		3,164,162
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27 (Call 07/28/27)(d)	600	499,998
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	1,100	874,533
2.39%, 01/23/26 (Call 12/23/25)	750	711,248
2.78%, 01/23/31 (Call 10/23/30)	1,490	1,313,733
2.78%, 12/01/60 (Call 06/01/60)	1,475	994,858
2.84%, 06/20/30	455	409,177
3.00%, 01/15/34 (Call 10/15/33)	800	685,584
3.23%, July 28, 2121 (Call 01/28/21)	1,125	767,486
3.30%, 03/11/41 (Call 09/11/40)	925	747,307
3.55%, 03/10/51 (Call 09/10/50)	1,100	880,572
3.60%, 01/15/72 (Call 07/15/71)	600	441,258
4.13%, 08/25/27(c)	1,500	1,507,815

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
5.63%, 11/18/50	$900	$979,479
6.55%, 03/14/37	400	457,432
7.35%, 07/21/25	1,000	1,088,790
8.75%, 11/21/33	1,115	1,455,566
		13,814,836
Philippines — 0.1%
Philippine Government International Bond
1.60%, 06/10/31	800	675,096
1.95%, 01/06/32	225	191,849
2.46%, 05/05/30	1,400	1,280,552
2.65%, 12/10/45	600	452,532
2.95%, 05/05/45	1,750	1,363,040
3.00%, 02/01/28	1,525	1,488,552
3.20%, 07/06/46	1,000	798,020
3.56%, 09/29/32	400	389,940
3.70%, 03/01/41	925	829,549
3.70%, 02/02/42	1,525	1,370,609
3.75%, 01/14/29	1,300	1,312,987
3.95%, 01/20/40	600	559,890
4.20%, 01/21/24	800	810,200
4.20%, 03/29/47	400	370,276
5.00%, 01/13/37	600	627,240
5.50%, 03/30/26	1,200	1,272,468
6.38%, 01/15/32	670	768,865
6.38%, 10/23/34	1,210	1,415,047
7.50%, 09/25/24(c)	300	314,364
7.75%, 01/14/31	1,138	1,418,392
9.50%, 02/02/30	1,182	1,574,164
10.63%, 03/16/25	80	94,228
		19,377,860
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	1,210	1,199,231
4.00%, 01/22/24	1,066	1,074,251
		2,273,482
Portugal — 0.0%
Portugal Government International Bond, 5.13%, 10/15/24(b)	300	311,754

Qatar — 0.2%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,800	1,803,852
3.38%, 03/14/24(d)	1,000	1,001,090
3.40%, 04/16/25(d)	1,800	1,805,256
3.75%, 04/16/30(d)	2,000	2,049,020
4.00%, 03/14/29(d)	2,550	2,647,690
4.40%, 04/16/50(d)	2,900	2,940,194
4.50%, 04/23/28(d)	1,850	1,961,499
4.63%, 06/02/46(d)	1,700	1,780,274
4.82%, 03/14/49(d)	3,600	3,824,280
5.10%, 04/23/48(d)	3,450	3,798,864
6.40%, 01/20/40(b)	750	924,668
9.75%, 06/15/30(b)	234	331,403
		24,868,090
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(d)	700	640,738
3.00%, 02/14/31(d)	1,900	1,564,270
3.63%, 03/27/32(d)	800	660,144
4.00%, 02/14/51(d)	1,200	844,152
Security	Par (000)	Value

Romania (continued)
4.38%, 08/22/23(c)(d)	$800	$802,752
4.88%, 01/22/24(c)(d)	500	503,540
5.13%, 06/15/48(d)	600	499,902
6.13%, 01/22/44(c)(d)	600	561,030
		6,076,528
Rwanda — 0.0%
Rwanda International Government Bond, 5.50%, 08/09/31(d)	400	294,100

Saudi Arabia — 0.2%
KSA Sukuk Ltd.
2.25%, 05/17/31(d)	200	181,434
2.97%, 10/29/29(d)	1,500	1,449,735
3.63%, 04/20/27(d)	2,974	3,014,714
4.30%, 01/19/29(d)	1,800	1,879,632
Saudi Government International Bond
2.25%, 02/02/33(d)	1,800	1,582,092
2.50%, 02/03/27(d)	900	873,756
2.75%, 02/03/32(d)	800	746,984
2.90%, 10/22/25(d)	1,400	1,384,992
3.25%, 10/26/26(d)	3,400	3,398,742
3.25%, 10/22/30(d)	900	881,280
3.25%, 11/17/51(d)	800	635,720
3.45%, 02/02/61(d)	1,600	1,272,320
3.63%, 03/04/28(d)	2,450	2,475,945
3.75%, 01/21/55(d)	2,000	1,714,340
4.00%, 04/17/25(d)	2,650	2,695,474
4.38%, 04/16/29(d)	1,800	1,883,160
4.50%, 04/17/30(d)	2,300	2,425,994
4.50%, 10/26/46(d)	4,000	3,840,840
4.50%, 04/22/60(d)	1,200	1,151,832
4.63%, 10/04/47(d)	2,310	2,237,605
5.00%, 04/17/49(d)	2,000	2,033,300
5.25%, 01/16/50(d)	2,200	2,330,944
		40,090,835
Senegal — 0.0%
Senegal Government International Bond
6.25%, 05/23/33(d)	600	482,262
6.75%, 03/13/48(d)	600	426,642
		908,904
Serbia — 0.0%
Serbia International Bond, 2.13%, 12/01/30(d)	600	441,396

Slovenia — 0.0%
Slovenia Government International Bond, 5.25%, 02/18/24(b)	400	408,756

South Africa — 0.1%
Republic of South Africa Government
International Bond
4.30%, 10/12/28(c)	1,200	1,100,208
4.67%, 01/17/24(c)	700	700,119
4.85%, 09/27/27(c)	800	775,504
4.85%, 09/30/29	1,200	1,100,124
4.88%, 04/14/26	800	785,440
5.00%, 10/12/46	600	426,918
5.38%, 07/24/44	600	450,684
5.65%, 09/27/47	800	606,712
5.75%, 09/30/49(c)	1,800	1,367,208
5.88%, 09/16/25(c)	1,000	1,020,890
5.88%, 06/22/30(c)	800	776,928

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
5.88%, 04/20/32	$600	$555,330
6.25%, 03/08/41	518	440,704
6.30%, 06/22/48	400	328,180
7.30%, 04/20/52	1,000	874,430
		11,309,379
South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 06/29/24	400	380,644
0.63%, 02/09/26(c)	800	731,360
0.75%, 09/21/25	600	551,772
1.25%, 01/18/25	1,000	948,080
1.25%, 09/21/30	800	677,960
1.38%, 03/20/25(d)	400	379,080
1.38%, 02/09/31	600	507,942
1.63%, 01/18/27(c)	1,000	930,320
1.75%, 10/19/28 (Call 08/19/28)(d)	600	546,066
1.88%, 02/12/25	400	384,764
2.13%, 01/18/32(c)	400	353,616
2.38%, 06/25/24	800	787,072
2.50%, 06/29/41	200	162,618
2.63%, 05/26/26	300	293,052
2.88%, 01/21/25(c)	800	788,928
3.25%, 11/10/25	400	397,100
3.25%, 08/12/26	600	599,868
3.63%, 11/27/23	200	201,204
4.00%, 01/14/24	400	404,684
Incheon International Airport Corp., 1.25%, 05/04/26(d)	200	184,690
Industrial Bank of Korea
0.63%, 09/17/24(d)	200	188,834
1.04%, 06/22/25(d)	200	185,928
2.13%, 10/23/24(d)	400	389,520
Korea Development Bank (The)
0.40%, 06/19/24	200	189,662
0.50%, 10/27/23	200	193,692
1.25%, 06/03/25(d)	400	376,480
1.38%, 04/25/27	600	549,378
1.75%, 02/18/25	800	767,664
Korea Electric Power Corp.
1.13%, 09/24/26(d)	200	182,272
3.63%, 06/14/25(d)	200	199,402
4.00%, 06/14/27(d)	200	202,506
Korea Expressway Corp., 1.13%, 05/17/26(c)(d)	600	549,150
Korea Gas Corp., 2.25%, 07/18/26(d)	200	189,846
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	200	184,002
3.25%, 06/15/25(d)	600	591,438
Korea International Bond
1.00%, 09/16/30	400	341,840
1.75%, 10/15/31	400	359,500
2.00%, 06/19/24	600	586,908
2.50%, 06/19/29	525	507,386
2.75%, 01/19/27	400	394,700
3.50%, 09/20/28	400	407,328
3.88%, 09/11/23(c)	200	201,854
3.88%, 09/20/48	400	406,980
4.13%, 06/10/44	950	1,004,616
Korea Land & Housing Corp., 0.63%, 11/03/23(d)	200	193,634
Korea Mine Rehabilitation & Mineral Resources Corp.
1.75%, 04/15/26(d)	200	184,758
4.13%, 04/20/27(d)	200	199,022
Security	Par (000)	Value

South Korea (continued)
Korea National Oil Corp.
0.88%, 10/05/25(c)(d)	$600	$546,534
1.25%, 04/07/26(d)	1,000	915,780
1.63%, 10/05/30(d)	400	334,160
2.38%, 04/07/31(d)	400	353,720
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	400	376,484
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	400	368,856
		22,834,654
Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(d)(j)(k)	400	125,164
6.20%, 05/11/27(d)(j)(k)	600	180,054
6.35%, 06/28/24(d)(j)(k)	400	120,500
6.75%, 04/18/28(d)(j)(k)	600	180,888
6.83%, 07/18/26(d)(j)(k)	800	247,504
6.85%, 03/14/24(d)(j)(k)	800	240,624
6.85%, 11/03/25(d)(j)(k)	800	248,648
7.55%, 03/28/30(d)(j)(k)	800	241,240
7.85%, 03/14/29(d)(j)(k)	824	247,859
		1,832,481
Supranational — 1.1%
Africa Finance Corp.
3.13%, 06/16/25(d)	800	739,200
3.75%, 10/30/29(d)	400	338,452
3.88%, 04/13/24(d)	200	193,862
4.38%, 04/17/26(d)	465	440,113
African Development Bank
0.88%, 03/23/26	205	190,193
0.88%, 07/22/26	3,583	3,302,451
3.00%, 09/20/23	2,318	2,315,357
African Export-Import Bank (The)
4.13%, 06/20/24(d)	350	343,497
5.25%, 10/11/23(d)	900	895,176
Asian Development Bank
0.25%, 10/06/23	585	566,245
0.38%, 06/11/24	4,488	4,276,436
0.38%, 09/03/25	1,085	1,003,799
0.50%, 02/04/26	1,025	942,303
0.63%, 10/08/24	1,305	1,240,559
0.63%, 04/29/25	2,745	2,580,931
0.75%, 10/08/30	2,185	1,853,579
1.00%, 04/14/26	1,570	1,464,417
1.25%, 06/09/28	20	18,255
1.50%, 10/18/24	2,494	2,416,262
1.50%, 01/20/27	460	434,608
1.50%, 03/04/31(c)	725	650,057
1.75%, 08/14/26	665	635,640
1.75%, 09/19/29(c)	1,634	1,518,100
1.88%, 01/24/30	4,116	3,848,048
2.00%, 01/22/25	710	694,700
2.00%, 04/24/26	547	529,239
2.13%, 03/19/25	10	9,801
2.38%, 08/10/27	150	146,657
2.50%, 11/02/27	1,467	1,441,298
2.63%, 01/30/24(c)	2,038	2,026,893
2.63%, 01/12/27	794	787,592
2.75%, 01/19/28	865	860,018
3.13%, 09/26/28	398	403,779
5.82%, 06/16/28	25	28,863
6.22%, 08/15/27	553	631,039

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
6.38%, 10/01/28	$300	$356,415
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	1,723	1,667,140
0.50%, 10/30/24	1,520	1,435,777
0.50%, 05/28/25	1,538	1,430,740
2.25%, 05/16/24	3,645	3,590,434
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	200	183,422
Corp. Andina de Fomento, 3.75%, 11/23/23	95	95,431
Council of Europe Development Bank
0.25%, 10/20/23	1,080	1,043,982
0.88%, 09/22/26	705	648,678
1.38%, 02/27/25	70	67,380
European Bank for Reconstruction & Development
0.50%, 05/19/25	1,541	1,441,097
0.50%, 11/25/25	1,843	1,700,813
1.50%, 02/13/25	25	24,152
1.63%, 09/27/24	3,405	3,310,818
European Investment Bank
0.00%, 11/06/26(h)	150	132,584
0.25%, 09/15/23	1,136	1,100,864
0.38%, 12/15/25	1,880	1,726,648
0.38%, 03/26/26	1,000	912,500
0.63%, 07/25/25	2,880	2,693,174
0.63%, 10/21/27	250	223,540
0.75%, 10/26/26	1,253	1,146,307
0.75%, 09/23/30	1,401	1,196,090
0.88%, 05/17/30	820	710,112
1.25%, 02/14/31(c)	2,470	2,181,800
1.63%, 03/14/25	2,913	2,820,862
1.63%, 10/09/29	465	430,088
1.88%, 02/10/25	3,396	3,312,221
2.13%, 04/13/26	1,725	1,678,442
2.25%, 06/24/24	1,350	1,332,004
2.38%, 05/24/27(c)	1,110	1,089,232
2.50%, 10/15/24(c)	510	505,130
2.63%, 03/15/24	4,970	4,941,224
2.88%, 08/15/23	2,533	2,528,137
3.13%, 12/14/23	2,830	2,834,952
3.25%, 01/29/24	3,142	3,154,882
4.88%, 02/15/36	1,365	1,642,054
European Stability Mechanism, 0.38%, 09/10/25(b)	365	337,114
Inter-American Development Bank
0.25%, 11/15/23	3,188	3,077,663
0.50%, 09/23/24	750	711,592
0.63%, 07/15/25	657	614,400
0.63%, 09/16/27(c)	755	675,778
0.88%, 04/03/25	750	710,813
0.88%, 04/20/26	600	556,638
1.13%, 07/20/28	693	627,068
1.13%, 01/13/31	2,580	2,246,019
1.50%, 01/13/27	270	255,301
1.75%, 03/14/25	2,345	2,275,963
2.00%, 06/02/26	1,223	1,181,418
2.00%, 07/23/26	1,697	1,637,860
2.13%, 01/15/25	3,093	3,034,109
2.25%, 06/18/29	1,208	1,162,024
2.38%, 07/07/27	1,040	1,018,160
2.63%, 01/16/24	1,820	1,809,844
3.00%, 10/04/23	1,662	1,661,734
Security	Par (000)	Value

Supranational (continued)
3.00%, 02/21/24	$3,462	$3,460,996
3.13%, 09/18/28	1,631	1,654,927
3.20%, 08/07/42	230	217,833
3.88%, 10/28/41	670	698,763
4.38%, 01/24/44	693	777,283
7.00%, 06/15/25	200	221,192
Inter-American Investment Corp., 1.75%, 10/02/24(d)	400	389,192
International Bank for Reconstruction & Development
0.25%, 11/24/23	2,868	2,767,132
0.38%, 07/28/25	1,190	1,104,011
0.50%, 10/28/25	1,770	1,638,135
0.63%, 04/22/25	8,210	7,723,886
0.75%, 03/11/25	1,675	1,585,270
0.75%, 11/24/27(c)	2,193	1,968,196
0.75%, 08/26/30	2,815	2,391,117
0.88%, 05/14/30	1,798	1,552,070
1.13%, 09/13/28	2,235	2,014,651
1.25%, 02/10/31	3,135	2,757,922
1.38%, 04/20/28	875	806,295
1.50%, 08/28/24	2,590	2,513,388
1.63%, 01/15/25	1,816	1,761,702
1.63%, 11/03/31	1,252	1,126,725
1.75%, 10/23/29	1,219	1,132,683
1.88%, 10/27/26	1,875	1,797,562
2.13%, 03/03/25	1,030	1,010,430
2.50%, 03/19/24	3,885	3,853,726
2.50%, 11/25/24	1,913	1,892,933
2.50%, 07/29/25	2,804	2,770,100
2.50%, 11/22/27	2,381	2,340,356
3.00%, 09/27/23	3,597	3,594,086
3.13%, 11/20/25	690	694,195
4.75%, 02/15/35	1,780	2,076,334
International Finance Corp.
0.75%, 08/27/30	1,015	863,877
1.38%, 10/16/24(c)	1,555	1,503,234
2.13%, 04/07/26	1,853	1,801,153
ISDB Trust Services No 2 SARL, 1.26%, 03/31/26(d)	2,250	2,095,132
Nordic Investment Bank
0.38%, 09/11/25	200	184,888
2.25%, 05/21/24	313	308,912
		185,700,330
Suriname — 0.0%
Suriname Government International Bond, 9.25%, 10/26/26(d)(j)(k)	200	140,988
Sweden — 0.0%
Svensk Exportkredit AB
0.25%, 09/29/23	685	662,833
0.50%, 11/10/23	800	774,656
0.50%, 08/26/25	1,065	985,434
0.63%, 10/07/24	50	47,443
0.63%, 05/14/25	2,290	2,143,280
		4,613,646
Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(d)	400	370,660

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(d)	$600	$583,164
4.50%, 06/26/30 (Call 03/26/30)(d)	800	726,880
		1,310,044
Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(d)	607	327,914
Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(d)	800	744,800
5.13%, 06/22/26(d)	2,600	2,359,318
7.25%, 02/24/27(d)	600	577,470
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(d)	400	318,176
Turkey Government International Bond
4.25%, 03/13/25	1,000	867,530
4.25%, 04/14/26	1,000	823,040
4.75%, 01/26/26	1,200	1,012,320
4.88%, 10/09/26	1,800	1,475,568
4.88%, 04/16/43	2,050	1,216,675
5.13%, 02/17/28	1,600	1,247,424
5.25%, 03/13/30	2,200	1,592,470
5.60%, 11/14/24	1,200	1,094,400
5.75%, 03/22/24	1,800	1,691,892
5.75%, 05/11/47	2,000	1,240,160
5.88%, 06/26/31	1,800	1,312,434
5.95%, 01/15/31	1,600	1,182,656
6.00%, 03/25/27	2,000	1,683,980
6.00%, 01/14/41	1,750	1,121,435
6.13%, 10/24/28	1,400	1,119,104
6.35%, 08/10/24	1,400	1,311,422
6.38%, 10/14/25	1,800	1,622,808
6.50%, 09/20/33	1,300	947,154
6.63%, 02/17/45	1,450	985,666
6.75%, 05/30/40	350	247,923
6.88%, 03/17/36	1,431	1,063,433
7.25%, 12/23/23	1,000	992,780
7.25%, 03/05/38	521	403,400
7.38%, 02/05/25	1,920	1,810,157
7.63%, 04/26/29	2,600	2,219,750
8.00%, 02/14/34	180	154,562
8.60%, 09/24/27	200	186,268
11.88%, 01/15/30	100	106,281
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23(d)	200	184,394
5.75%, 07/06/26(d)	400	323,508
6.13%, 05/03/24(d)	200	183,040
8.25%, 01/24/24(d)	400	382,532
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	400	320,480
		36,126,410
Ukraine — 0.0%
Ukraine Government International Bond
6.88%, 05/21/29(d)	1,600	309,600
7.25%, 03/15/33(d)	1,209	227,896
7.38%, 09/25/32(d)	1,200	226,200
7.75%, 09/01/23(d)	881	193,820
7.75%, 09/01/24(d)	221	41,990
7.75%, 09/01/25(d)	900	162,000
7.75%, 09/01/26(d)	803	144,540
7.75%, 09/01/27(d)	800	144,000
8.99%, 02/01/24(d)	600	114,000
Security	Par (000)	Value

Ukraine (continued)
9.75%, 11/01/28(d)	$1,200	$237,000
		1,801,046
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
0.75%, 09/02/23(d)	1,000	970,150
1.63%, 06/02/28(d)	1,200	1,095,372
1.70%, 03/02/31(d)	1,000	877,130
1.88%, 09/15/31(d)	800	712,904
2.13%, 09/30/24(d)	1,900	1,855,654
2.50%, 04/16/25(d)	1,800	1,773,090
2.50%, 09/30/29(d)	1,900	1,799,832
2.70%, 09/02/70(d)	1,200	865,236
3.00%, 09/15/51(d)	600	483,312
3.13%, 05/03/26(d)	1,400	1,399,398
3.13%, 10/11/27(d)	2,600	2,604,784
3.13%, 04/16/30(d)	1,800	1,771,902
3.13%, 09/30/49(d)	2,200	1,821,600
3.88%, 04/16/50(d)	2,500	2,350,225
4.13%, 10/11/47(d)	1,600	1,560,784
Dubai DOF Sukuk Ltd.
2.76%, 09/09/30(d)	900	817,389
5.00%, 04/30/29(d)	1,000	1,056,470
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(d)	1,200	869,280
5.25%, 01/30/43(d)	200	183,308
Finance Department Government of Sharjah
3.63%, 03/10/33(d)	400	331,980
4.00%, 07/28/50(d)	500	320,655
4.38%, 03/10/51(d)	400	266,840
RAK Capital, 3.09%, 03/31/25(d)	600	591,696
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	400	392,700
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	800	732,304
3.20%, 07/13/31(d)	400	338,896
3.23%, 10/23/29(d)	800	708,480
3.85%, 04/03/26(d)	400	388,288
4.23%, 03/14/28(d)	600	572,772
UAE International Government Bond
2.00%, 10/19/31(d)	200	176,044
2.88%, 10/19/41(d)	1,000	835,750
3.25%, 10/19/61(d)	1,200	981,504
4.05%, 07/07/32(b)	800	832,960
4.95%, 07/07/52(b)	600	648,306
		32,986,995
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	455	444,348
4.38%, 10/27/27	1,003	1,043,652
4.38%, 01/23/31 (Call 10/23/30)	1,722	1,806,809
4.50%, 08/14/24	530	537,918
4.98%, 04/20/55	1,930	2,007,856
5.10%, 06/18/50	1,982	2,099,374
7.63%, 03/21/36	600	786,900
7.88%, 01/15/33	274	358,782
		9,085,639
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 02/20/29(d)	200	174,844

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)	$800	$798,440
Zambia — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(d)(j)(k)	600	347,268
8.97%, 07/30/27(d)(j)(k)	800	457,536
		804,804

Total Foreign Government Obligations — 4.7%
(Cost: $955,878,739)		828,687,612
Municipal Debt Obligations
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	520	435,959
California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/55 (Call 04/01/31)	565	428,607
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	1,040	1,327,036
Series S-1, 7.04%, 04/01/50	150	210,723
Series S-3, 6.91%, 10/01/50	650	899,410
California Health Facilities Financing Authority
4.19%, 06/01/37 (CALL 06/01/31)	55	54,414
4.35%, 06/01/41 (CALL 06/01/31)	80	77,882
California State University RB
Class B, 2.72%, 11/01/52	455	345,952
Class B, 2.98%, 11/01/51 (Call 05/01/51)	680	538,594
Series E, 2.90%, 11/01/51 (Call 11/01/30)	100	77,967
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (CALL 05/15/32) (AGM)	55	50,636
City of San Francisco CA Public Utilities Commission Water Revenue RB, Series E, 2.83%, 11/01/41 (Call 11/01/30)	980	800,780
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	50	68,039
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	500	603,407
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	350	306,447
Golden State Tobacco Securitization Corp. RB Class B, 3.00%, 06/01/46	110	98,860
3.12%, 06/01/38 (Call 06/01/31) (SAP)	500	426,857
Class B, 3.29%, 06/01/42 (Call 06/01/31)	315	263,128
3.71%, 06/01/41 (Call 12/01/31)	385	325,087
3.85%, 06/01/50 (Call 12/01/31)	220	202,860
4.21%, 06/01/50 (Call 12/01/31)	205	167,159
Los Angeles Community College District/CA GO, 2.11%, 08/01/32 (Call 08/01/30)	500	426,211
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	535	746,735
Los Angeles County Metropolitan Transportation
Authority RB BAB, Series A, 5.74%, 06/01/39	500	572,590
Los Angeles Department of Water & Power, RB
Series A, 5.72%, 07/01/39	445	525,703
Series A, 6.60%, 07/01/50	355	465,891
Series D, 6.57%, 07/01/45	100	129,871
Los Angeles Unified School District/CA GO BAB 5.75%, 07/01/34	1,675	1,901,870
Security	Par (000)	Value

California (continued)
5.76%, 07/01/29	$400	$438,277
Series RY, 6.76%, 07/01/34	100	121,474
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	100	75,775
4.13%, 05/15/32 (Call 02/15/32)	105	105,735
4.56%, 05/15/53	175	176,375
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)	540	414,627
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	125	157,348
Series F, 6.58%, 05/15/49	1,260	1,628,982
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	160	198,591
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	250	309,094
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	250	207,019
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	700	775,695
State of California GO
1.70%, 02/01/28	250	227,179
2.50%, 10/01/29	570	526,703
3.38%, 04/01/25	200	200,785
3.50%, 04/01/28	315	314,363
4.60%, 04/01/38 (Call 04/01/28)	125	127,833
Series A, 3.05%, 04/01/29	500	480,726
State of California GO BAB
7.30%, 10/01/39	920	1,205,069
7.35%, 11/01/39	500	657,806
7.50%, 04/01/34	1,700	2,236,170
7.55%, 04/01/39	1,230	1,685,414
7.60%, 11/01/40	1,350	1,886,687
7.63%, 03/01/40	1,200	1,637,748
University of California RB
Series AD, 4.86%, 05/15/12	110	105,956
Series AJ, 4.60%, 05/15/31	100	103,795
Series AQ, 4.77%, 05/15/15	500	477,415
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	50	49,549
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	720	612,624
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	1,305	987,375
University of California RB BAB, 5.77%, 05/15/43	100	116,472
		30,291,377
Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	690	780,270
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	50	53,027
		833,297
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	930	764,596
4.81%, 10/01/14	100	100,699
		865,295
Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	60	58,456
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,000	795,598
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	967	909,896
1.71%, 07/01/27	500	458,035

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
2.15%, 07/01/30	$925	$820,241
		3,042,226
Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	120	102,156
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	1,015	1,213,312
Project M, Series 2010-A, 6.66%, 04/01/57	318	381,024
Project P, Series 2010-A, 7.06%, 04/01/57	25	28,303
		1,724,795
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	85	66,156

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	80	81,897
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	618,388
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue RB
Series A, 6.90%, 12/01/40	630	758,090
Series B, 6.90%, 12/01/40	170	206,339
Chicago Transit Authority Sales Tax Receipts Fund RB BAB, Series B, 6.20%, 12/01/40	400	465,128
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	180	211,484
Sales Tax Securitization Corp. RB, 3.24%, 01/01/42	1,000	855,983
State of Illinois GO
4.95%, 06/01/23	14	13,714
5.10%, 06/01/33	4,750	4,828,427
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	743	831,534
		8,870,984
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	100	82,592
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	420	316,501
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	700	700,520
4.48%, 08/01/39	520	515,930
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	195	162,517
		1,378,967
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	200	162,704
Massachusetts — 0.0%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	805	858,724
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	70	54,661
2.81%, 09/01/43	100	80,670
2.90%, 09/01/49	550	426,918
Series D, 2.66%, 09/01/39	99	83,644
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	145	163,137
Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority RB
2.95%, 05/15/43 (Call 05/15/30)	$1,765	$1,412,247
3.40%, 10/15/40 (Call 10/15/29)	65	56,297
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	130	108,457
		3,244,755
Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	85,157
Michigan Finance Authority RB
3.08%, 12/01/34	350	326,061
3.38%, 12/01/40	55	48,980
Michigan State University RB, 4.17%, 08/15/22 (CALL 02/15/22)	300	251,119
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	50	39,033
University of Michigan RB
3.50%, 04/01/52 (CALL 10/01/51)	272	244,763
4.45%, 04/01/22 (CALL 10/01/21)	846	797,664
Series B, 2.44%, 04/01/40 (Call 10/01/39)	238	193,016
		1,985,793
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 (CALL 10/01/51)	168	167,313
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB
Series A, 3.23%, 05/15/50 (Call 11/15/49)	500	420,268
Series A, 3.65%, 08/15/57 (Call 02/15/57)	225	197,384
		617,652
Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Series A, Class A, 3.04%, 10/01/49	50	39,645
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	1,085	1,238,314
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	1,055	1,417,604
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	845	755,953
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	210	249,257
Series C, 5.75%, 12/15/28	50	52,686
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	1,135	1,496,478
Rutgers The State University of New Jersey RB 3.27%, 05/01/43	200	172,558
Series P, 3.92%, 05/01/19 (Call 11/01/18)	100	77,085
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	500	572,076
		6,032,011
New York — 0.1%
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	135	145,460
Series C-1, 5.52%, 10/01/37	450	504,187
Series F1, 6.27%, 12/01/37	250	299,905
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	700	725,738

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	$250	$339,981
Series 2010-A, 6.67%, 11/15/39	250	294,630
Series A, 5.87%, 11/15/39	100	112,860
Series E, 6.81%, 11/15/40	265	326,246
New York City Municipal Water Finance Authority RB
5.44%, 06/15/43	525	619,688
5.72%, 06/15/42	250	305,073
5.88%, 06/15/44	975	1,215,520
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	200	225,929
Series C-2, 5.77%, 08/01/36	1,040	1,156,766
New York City Water & Sewer System RB BAB, 5.95%, 06/15/42	225	281,175
New York State Dormitory Authority RB
2.20%, 03/15/34	1,800	1,521,868
Series F, 3.11%, 02/15/39	150	131,929
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	390	450,632
Series F, 5.63%, 03/15/39	50	56,508
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	100	89,949
Series M, 3.50%, 01/01/42 (Call 01/01/30)	490	430,898
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33 (Call 09/15/28)	250	249,243
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	175	193,404
Port Authority of New York & New Jersey RB 3.14%, 02/15/51 (Call 08/15/31)	230	182,916
Series 165, 5.65%, 11/01/40	255	298,348
Series 168, 4.93%, 10/01/51	775	842,766
Series 174, 4.46%, 10/01/62	2,100	2,129,247
Series 181, 4.96%, 08/01/46	100	109,025
Series 192, 4.81%, 10/15/65	145	154,248
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	600	452,104
Series AAA, 1.09%, 07/01/23	500	490,578
		14,336,821
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	85	66,653
Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	175	205,129
Series B, 8.08%, 02/15/50	650	940,789
JobsOhio Beverage System RB
2.83%, 01/01/38	250	214,998
Series B, 4.53%, 01/01/35	350	365,113
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	395	368,728
Series A, 4.80%, 06/01/11	200	205,445
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	175	195,077
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)	160	129,448
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	50	53,020
		2,677,747
Security	Par (000)	Value
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB, 5.09%, 02/01/52	$125	$134,797
Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	100	106,652
Series B, 5.68%, 06/30/28 (NPFGC)	100	107,662
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	200	167,212
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	200	231,454
State of Oregon GO, 5.89%, 06/01/27	340	365,466
		978,446
Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	115	90,879
Commonwealth Financing Authority RB, Class A, 2.99%, 06/01/42	710	576,263
Pennsylvania State University (The) RB
2.79%, 09/01/43	500	419,502
2.84%, 09/01/50	250	199,625
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	250	282,389
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	200	156,960
		1,725,618
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	250	256,062
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	200	233,502
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48	525	573,451
Series B, 6.00%, 12/01/44	50	61,175
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	50	58,049
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	95	72,497
4.51%, 11/01/51 (Call 11/01/32)	265	257,887
Series A, Class A, 3.14%, 11/01/45	250	207,261
Series C, Class C, 2.92%, 11/01/50	450	352,650
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	500	415,347
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	745	604,088
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	1,248	1,625,317
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	100	91,241
Permanent University Fund - University of Texas
System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	120	102,127
State of Texas GO, 3.21%, 04/01/44 (Call 04/01/29)	650	551,938
State of Texas GO BAB, 5.52%, 04/01/39	715	834,375
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	400	350,947
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	500	391,300

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/33	$500	$512,230
First Class, 5.18%, 04/01/30	1,115	1,209,694
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	845	609,766
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	155	172,039
		9,286,881
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	1,120	782,802
Series C, 4.18%, 09/01/17 (Call 03/01/17)	50	45,827
		828,629
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	30	34,487
State of Washington GO BAB, Series F, 5.14%, 08/01/40	600	683,312
		717,799
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	20	21,070
Series C, 3.15%, 05/01/27	250	246,087
		267,157
Total Municipal Debt Obligations — 0.5%
(Cost: $106,545,314)		91,434,632
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 24.7%
Federal Home Loan Mortgage Corp.
1.50%, 03/01/36	3,623	3,370,491
1.50%, 02/01/37	5,439	5,060,565
1.50%, 03/01/37	16,420	15,259,944
1.50%, 04/01/51	4,861	4,198,262
1.50%, 05/01/51	28,648	24,739,803
1.50%, 07/01/51	9,740	8,410,490
2.00%, 03/01/36	2,218	2,117,277
2.00%, 05/01/36	10,065	9,585,038
2.00%, 08/01/36	6,168	5,872,300
2.00%, 09/01/36	20,984	19,976,081
2.00%, 10/01/36	4,266	4,061,034
2.00%, 11/01/36	4,377	4,167,023
2.00%, 12/01/36	2,670	2,541,354
2.00%, 01/01/37	8,225	7,832,477
2.00%, 02/01/37	6,516	6,202,762
2.00%, 04/01/37	7,616	7,248,248
2.00%, 05/01/37	6,273	5,969,913
2.00%, 06/01/37	16,307	15,519,833
2.00%, 05/01/50	15,358	13,880,150
2.00%, 08/01/50	6,612	5,976,266
2.00%, 09/01/50	5,689	5,141,266
2.00%, 10/01/50	4,034	3,645,563
2.00%, 08/01/51	2,958	2,663,725
2.00%, 10/01/51	17,512	15,778,236
2.00%, 11/01/51	30,600	27,559,124
2.00%, 12/01/51	90,120	81,161,059
2.00%, 03/01/52	4,607	4,143,236
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/30	$17	$16,793
2.50%, 08/01/31	209	206,900
2.50%, 10/01/31	344	341,355
2.50%, 12/01/31	207	205,008
2.50%, 02/01/32	398	394,627
2.50%, 01/01/33	729	723,176
2.50%, 07/01/36	11,143	10,862,881
2.50%, 03/01/37	7,122	6,938,500
2.50%, 04/01/37	410	398,874
2.50%, 11/01/50	13,211	12,348,556
2.50%, 04/01/51	2,461	2,295,199
2.50%, 09/01/51	28,711	26,815,263
2.50%, 10/01/51	19,536	18,237,424
2.50%, 11/01/51	9,382	8,749,615
2.50%, 01/01/52	27,902	26,038,115
2.50%, 02/01/52	6,033	5,638,932
2.50%, 03/01/52	6,193	5,780,567
2.50%, 04/01/52	7,822	7,290,946
3.00%, 05/01/29	18,814	18,947,206
3.00%, 05/01/30	36	36,056
3.00%, 06/01/30	20	20,349
3.00%, 07/01/30	47	46,803
3.00%, 12/01/30	484	485,477
3.00%, 02/01/31	13	13,484
3.00%, 05/01/31	14	14,265
3.00%, 06/01/31	9	9,368
3.00%, 03/01/46	1,940	1,898,664
3.00%, 07/01/46	142	138,739
3.00%, 08/01/46	816	798,319
3.00%, 09/01/46	632	621,176
3.00%, 10/01/46	1,161	1,136,585
3.00%, 11/01/46	819	801,144
3.00%, 12/01/46	3,189	3,119,915
3.00%, 01/01/47	580	567,194
3.00%, 02/01/47	1,396	1,366,089
3.00%, 05/01/47	369	361,056
3.00%, 06/01/47	1,123	1,098,818
3.00%, 08/01/47	123	120,601
3.00%, 09/01/47	481	470,613
3.00%, 10/01/47	341	333,630
3.00%, 02/01/49	29,109	28,469,555
3.00%, 05/01/51	5,352	5,234,849
3.00%, 11/01/51	9,246	8,921,863
3.00%, 04/01/52	12,662	12,205,078
3.50%, 05/01/32	56	56,520
3.50%, 09/01/32	41	40,588
3.50%, 07/01/33	121	122,619
3.50%, 06/01/34	511	517,926
3.50%, 03/01/38	344	348,393
3.50%, 09/01/38	4	3,573
3.50%, 10/01/42	654	660,028
3.50%, 04/01/43	20	19,739
3.50%, 07/01/43	20	20,323
3.50%, 01/01/44	51	51,581
3.50%, 09/01/44	90	90,744
3.50%, 10/01/44	488	492,296
3.50%, 12/01/45	118	118,490
3.50%, 01/01/46	10	9,582
3.50%, 03/01/46	3,292	3,313,404
3.50%, 05/01/46	92	92,228

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/46	$102	$101,634
3.50%, 08/01/46	126	126,345
3.50%, 09/01/46	60	60,641
3.50%, 11/01/46	24	24,053
3.50%, 12/01/46	1,294	1,300,436
3.50%, 01/01/47	350	352,110
3.50%, 02/01/47	341	342,494
3.50%, 03/01/47	62	62,561
3.50%, 04/01/47	57	57,767
3.50%, 05/01/47	72	71,973
3.50%, 07/01/47	507	509,052
3.50%, 08/01/47	23	23,153
3.50%, 09/01/47	1,242	1,247,284
3.50%, 11/01/47	6,309	6,320,491
3.50%, 12/01/47	20	19,924
3.50%, 01/01/48	704	708,775
3.50%, 02/01/48	4,027	4,035,335
3.50%, 03/01/48	786	788,799
3.50%, 05/01/48	466	466,377
3.50%, 04/01/49	811	810,069
3.50%, 05/01/49	227	226,877
3.50%, 06/01/49	280	279,906
4.00%, 05/01/33	96	98,653
4.00%, 08/01/42	95	97,546
4.00%, 07/01/44	17	17,979
4.00%, 02/01/45	112	115,230
4.00%, 06/01/45	8	8,520
4.00%, 08/01/45	51	52,228
4.00%, 09/01/45	477	487,322
4.00%, 01/01/46	86	87,710
4.00%, 03/01/46	3	3,310
4.00%, 05/01/46	9	8,876
4.00%, 07/01/46	234	240,497
4.00%, 10/01/46	107	109,644
4.00%, 11/01/46	298	304,097
4.00%, 02/01/47	160	163,644
4.00%, 10/01/47	42	43,341
4.00%, 11/01/47	4	4,347
4.00%, 01/01/48	1,496	1,525,386
4.00%, 02/01/48	470	478,314
4.00%, 05/01/48	17,122	17,397,738
4.00%, 06/01/48	467	476,861
4.00%, 07/01/48	393	399,439
4.00%, 08/01/48	144	146,651
4.00%, 09/01/48	106	107,845
4.00%, 12/01/48	367	373,234
4.00%, 01/01/49	267	271,536
4.00%, 05/01/50	5,752	5,803,915
4.50%, 02/01/41	55	56,980
4.50%, 05/01/42	73	75,974
4.50%, 01/01/45	42	43,776
4.50%, 01/01/46	58	60,156
4.50%, 04/01/46	9	9,210
4.50%, 05/01/46	7	7,206
4.50%, 07/01/46	2	2,135
4.50%, 09/01/46	603	627,839
4.50%, 05/01/47	48	49,582
4.50%, 06/01/47	28	28,529
4.50%, 05/01/48	310	319,496
4.50%, 06/01/48	151	155,599
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 07/01/48	$134	$138,385
4.50%, 10/01/48	860	892,601
4.50%, 12/01/48	209	215,264
4.50%, 01/01/49	253	260,325
5.00%, 04/01/33	312	329,646
5.00%, 09/01/47	26	26,889
5.00%, 03/01/48	82	84,713
5.00%, 04/01/48	498	515,789
5.00%, 05/01/48	66	68,159
5.00%, 07/01/48	121	125,429
5.00%, 04/01/49	76	78,360
Federal National Mortgage Association
1.50%, 11/01/36	2,021	1,880,585
1.50%, 07/01/51	11,482	9,915,619
1.50%, 08/15/52(m)	17,075	14,702,509
2.00%, 01/01/37	4,047	3,852,433
2.00%, 04/01/37	11,909	11,334,047
2.00%, 05/01/37	15,587	14,834,282
2.00%, 06/01/37	4,174	3,972,845
2.00%, 11/01/50	7,336	6,630,217
2.00%, 06/01/51	12,927	11,642,644
2.00%, 07/01/51	7,625	6,869,670
2.00%, 10/01/51	28,772	25,920,382
2.00%, 11/01/51	17,525	15,784,335
2.00%, 01/01/52	29,323	26,424,061
2.00%, 03/01/52	19,600	17,627,666
2.00%, 08/15/52(m)	58,496	52,600,401
2.50%, 05/01/36	7,927	7,727,715
2.50%, 07/01/36	6,663	6,495,124
2.50%, 08/01/36	2,602	2,536,610
2.50%, 03/01/37	863	840,963
2.50%, 05/01/37	470	458,082
2.50%, 10/01/50	4,305	4,054,812
2.50%, 12/01/50	19,014	17,771,049
2.50%, 07/01/51	20,051	18,754,143
2.50%, 08/01/51	7,551	7,052,489
2.50%, 09/01/51	14,750	13,773,975
2.50%, 10/01/51	8,282	7,732,487
2.50%, 11/01/51	19,680	18,370,996
2.50%, 12/01/51	64,194	59,976,702
2.50%, 01/01/52	44,858	41,867,432
2.50%, 02/01/52	7,922	7,398,854
2.50%, 03/01/52	39,235	36,622,900
2.50%, 04/01/52	25,157	23,476,978
2.50%, 05/01/52	1,006	939,120
2.50%, 08/15/52(m)	73,200	68,202,543
3.00%, 02/01/47	389	383,081
3.00%, 07/01/51	25,228	24,373,263
3.00%, 08/01/51	7,236	7,032,871
3.00%, 03/01/52	20,339	19,605,440
3.00%, 04/01/52	48,808	47,075,927
3.00%, 05/01/52	19,619	18,912,144
3.00%, 08/15/52(m)	67,638	65,131,297
3.50%, 07/01/45	19,325	19,430,274
3.50%, 06/01/49	7,800	7,815,056
3.50%, 02/01/51	25,496	25,438,332
3.50%, 11/01/51	1,362	1,375,679
3.50%, 05/01/52	9,987	9,886,013
3.50%, 06/01/52	24,802	24,567,181
4.00%, 02/01/47	685	704,006

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/01/49	$12,482	$12,683,657
4.00%, 08/15/52(m)	82,499	82,907,812
4.00%, 01/01/57	515	529,105
4.00%, 02/01/57	583	598,320
4.50%, 08/15/37	960	986,138
4.50%, 06/01/52	16,957	17,278,021
5.00%, 08/15/37	293	301,458
5.00%, 08/15/52(m)	31,271	32,117,966
5.50%, 08/15/52(m)	15,938	16,514,507
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	6	6,084
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	4,808	4,737,431
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,750	2,794,479
Series 2018-M12, Class A2, 3.64%, 08/25/30(a)	2,950	3,031,422
Series 2018-M3, Class A2, 3.08%, 02/25/30(a)	9,381	9,383,417
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	1,855	1,911,243
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	17,050	14,998,900
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	5,000	4,380,251
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	9,890	8,667,764
Freddie Mac Multifamily Structured Pass Through Certificates 2.12%, 04/25/55 (Call 03/25/29)(a)	15,000	14,199,000
Series A2, 2.28%, 07/25/26 (Call 07/25/26)	9,000	8,710,446
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	750	746,555
Series K040, Class A2, 3.24%, 09/25/24 (Call 09/25/24)	3,195	3,173,888
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	6,272	6,172,338
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	1,610	1,605,556
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	3,000	2,970,448
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	3,000	3,011,469
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	3,000	3,012,946
Series K073, Class A2, 3.35%, 01/25/28 (Call 01/25/28)	1,000	1,012,084
Series K075, Class A2, 3.65%, 02/25/28 (Call 02/25/28)(a)	3,065	3,148,045
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	3,600	3,738,630
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,000	1,041,494
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	2,000	2,051,104
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	3,000	2,916,546
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	2,000	1,924,774
Series K106, Class A2, 2.07%, 01/25/30 (Call 01/25/30)	3,170	2,947,613
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	3,000	2,681,604
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	660	587,267
Series K116, Class A2, 1.38%, 07/25/30 (Call 07/25/30)	7,091	6,220,898
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	5,000	4,511,166
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K130, Class A2, 1.72%, 06/25/31 (Call 06/25/31)	$3,500	$3,110,958
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	910	896,006
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	720	686,049
Series K730, Class A2, 3.59%, 01/25/25 (Call 01/25/25)(a)	2,000	2,004,676
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,780	2,561,020
Government National Mortgage Association
1.50%, 10/20/51	6,041	5,366,771
1.50%, 08/18/52	8,600	7,631,828
2.00%, 07/20/50	1,004	927,807
2.00%, 08/20/50	21,818	20,165,109
2.00%, 09/20/50	13,843	12,794,166
2.00%, 11/20/50	6,703	6,194,988
2.00%, 12/20/50	25,164	23,257,680
2.00%, 02/20/51	25,835	23,784,854
2.00%, 10/20/51	46,847	43,129,648
2.00%, 11/20/51	4,947	4,554,144
2.00%, 12/20/51	55,815	51,386,533
2.00%, 01/20/52	14,670	13,506,279
2.00%, 08/18/52(m)	26,917	24,721,582
2.50%, 05/20/45	62	59,009
2.50%, 12/20/46	799	763,783
2.50%, 01/20/47	276	263,868
2.50%, 06/20/50	18,020	17,194,682
2.50%, 08/20/50	2,998	2,860,915
2.50%, 09/20/50	4,390	4,190,086
2.50%, 01/20/51	12,309	11,744,990
2.50%, 02/20/51	26,668	25,380,796
2.50%, 05/20/51	24,062	22,878,218
2.50%, 07/20/51	12,460	11,839,474
2.50%, 08/20/51	20,557	19,526,044
2.50%, 11/20/51	42,367	40,217,049
2.50%, 12/20/51	32,281	30,632,934
2.50%, 02/20/52	14,993	14,218,449
2.50%, 03/20/52	3,979	3,769,529
2.50%, 04/20/52	4,021	3,807,973
2.50%, 05/20/52	4,611	4,366,800
2.50%, 07/20/52	1,537	1,456,006
2.50%, 08/18/52(m)	27,455	26,000,780
3.00%, 01/20/43	657	652,939
3.00%, 03/15/43	9	8,587
3.00%, 11/20/43	21	21,288
3.00%, 12/20/43	26	26,199
3.00%, 03/20/45	1,180	1,167,610
3.00%, 05/20/45	1,053	1,042,362
3.00%, 06/20/45	84	82,967
3.00%, 07/20/45	1,036	1,024,956
3.00%, 10/20/45	241	238,761
3.00%, 11/20/45	26	25,332
3.00%, 12/20/45	50	49,553
3.00%, 02/20/46	851	842,079
3.00%, 03/20/46	6,767	6,696,573
3.00%, 04/20/46	714	706,153
3.00%, 05/20/46	641	634,306
3.00%, 06/20/46	731	723,122
3.00%, 07/20/46	1,073	1,060,789

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/20/46	$1,708	$1,689,030
3.00%, 09/20/46	1,314	1,299,611
3.00%, 11/20/46	457	451,534
3.00%, 12/15/46	696	690,873
3.00%, 12/20/46	1,394	1,378,119
3.00%, 02/15/47	987	979,446
3.00%, 02/20/47	636	628,983
3.00%, 03/20/47	149	147,106
3.00%, 06/20/47	466	460,461
3.00%, 07/20/47	41	40,938
3.00%, 10/20/47	1,510	1,493,005
3.00%, 11/20/47	918	907,420
3.00%, 02/20/48	320	316,354
3.00%, 07/20/49	2,601	2,562,332
3.00%, 09/20/49	268	263,428
3.00%, 10/15/49	987	970,496
3.00%, 12/20/49	2,073	2,038,521
3.00%, 01/20/50	14,519	14,272,465
3.00%, 02/20/50	2,975	2,923,352
3.00%, 08/20/50	1,351	1,326,758
3.00%, 09/20/51	9,411	9,199,977
3.00%, 10/20/51	45,664	44,625,832
3.00%, 11/20/51	22,559	22,039,581
3.00%, 12/20/51	4,914	4,800,093
3.00%, 02/20/52	18,211	17,776,973
3.00%, 08/18/52(m)	33,945	33,055,600
3.50%, 09/20/42	532	539,086
3.50%, 10/20/42	9,845	9,972,676
3.50%, 11/20/42	576	583,199
3.50%, 12/20/42	437	442,369
3.50%, 06/15/43	451	456,288
3.50%, 10/20/44	70	71,049
3.50%, 12/20/44	135	135,899
3.50%, 02/20/45	656	662,389
3.50%, 04/20/45	507	510,893
3.50%, 05/20/45	2,297	2,314,035
3.50%, 09/20/45	7,781	7,841,139
3.50%, 10/20/45	60	60,359
3.50%, 11/20/45	491	494,638
3.50%, 12/20/45	484	487,995
3.50%, 03/20/46	1,131	1,138,686
3.50%, 04/20/46	462	464,804
3.50%, 06/20/46	1,971	1,984,269
3.50%, 11/20/46	59	59,352
3.50%, 12/20/46	671	675,059
3.50%, 01/20/47	184	185,497
3.50%, 02/20/47	851	857,073
3.50%, 03/20/47	1,155	1,162,540
3.50%, 04/20/47	203	203,932
3.50%, 05/20/47	12,010	12,086,762
3.50%, 06/20/47	217	218,019
3.50%, 08/20/47	1,436	1,446,309
3.50%, 09/20/47	2,510	2,526,395
3.50%, 10/20/47	9,603	9,665,397
3.50%, 11/20/47	1,009	1,015,206
3.50%, 12/15/47	1,502	1,509,508
3.50%, 12/20/47	514	517,058
3.50%, 01/20/48	196	197,378
3.50%, 02/20/48	3,173	3,193,451
3.50%, 04/20/48	2,208	2,221,878
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/20/48	$732	$735,457
3.50%, 01/20/49	335	337,345
3.50%, 09/20/49	3,090	3,102,347
3.50%, 12/20/49	2,035	2,042,234
3.50%, 01/20/50	631	633,691
3.50%, 03/20/50	722	724,839
3.50%, 05/20/50	1,533	1,537,763
3.50%, 08/20/50	2,185	2,191,007
3.50%, 08/18/52(m)	61,878	61,597,366
4.00%, 08/20/45	389	398,890
4.00%, 09/20/45	129	132,120
4.00%, 10/20/45	6	5,701
4.00%, 01/20/46	22	22,532
4.00%, 03/20/46	280	286,808
4.00%, 07/20/46	24	24,903
4.00%, 09/20/46	6	6,401
4.00%, 11/20/46	65	66,442
4.00%, 12/15/46	47	48,068
4.00%, 04/20/47	973	994,727
4.00%, 07/20/47	2,305	2,353,839
4.00%, 08/20/47	97	98,988
4.00%, 11/20/47	802	818,843
4.00%, 03/20/48	1,321	1,348,797
4.00%, 04/20/48	646	658,857
4.00%, 05/15/48	153	156,122
4.00%, 05/20/48	1,294	1,320,398
4.00%, 08/20/48	1,259	1,285,514
4.00%, 09/20/48	526	536,822
4.00%, 11/20/48	164	168,362
4.00%, 01/20/49	3,663	3,739,193
4.00%, 02/20/49	6,400	6,532,113
4.00%, 09/15/49	178	182,048
4.00%, 07/20/52	7,748	7,832,474
4.00%, 08/18/52(m)	54,581	55,141,735
4.50%, 04/15/40	11	11,722
4.50%, 11/20/45	55	57,361
4.50%, 08/20/46	55	57,512
4.50%, 09/20/46	9	9,557
4.50%, 10/20/46	46	47,900
4.50%, 11/20/46	22	22,625
4.50%, 02/20/47	25	25,879
4.50%, 04/20/47	31	32,379
4.50%, 06/20/47	67	68,973
4.50%, 07/20/47	3,194	3,303,003
4.50%, 10/20/47	33	33,712
4.50%, 04/20/48	486	502,134
4.50%, 06/20/48	470	483,628
4.50%, 07/20/48	504	518,573
4.50%, 08/20/48	409	421,230
4.50%, 12/20/48	598	616,035
4.50%, 01/20/49	12,665	13,033,397
4.50%, 03/20/49	162	166,460
4.50%, 06/20/49	983	1,011,581
4.50%, 07/20/49	507	521,559
4.50%, 08/20/49	165	169,619
4.50%, 08/18/52(m)	12,859	13,105,632
5.00%, 07/20/46	15	15,941
5.00%, 03/20/48	109	113,672
5.00%, 04/20/48	328	342,457
5.00%, 05/20/48	144	150,572

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 11/20/48	$174	$180,977
5.00%, 12/20/48	239	248,625
5.00%, 01/20/49	471	489,604
5.00%, 04/20/49	42	43,328
5.00%, 05/20/49	62	64,138
5.00%, 06/20/49	1,702	1,767,376
5.00%, 08/18/52(m)	6,123	6,274,879
5.50%, 04/20/48	22	24,187
Uniform Mortgage-Backed Securities
1.50%, 10/01/36	3,571	3,322,460
1.50%, 11/01/36	1,326	1,233,950
1.50%, 02/01/37	16,276	15,142,704
1.50%, 03/01/37	16,762	15,577,365
1.50%, 04/01/37	4,799	4,459,719
1.50%, 08/16/37(m)	31,299	29,029,912
1.50%, 11/01/50	4,752	4,104,094
1.50%, 11/01/51	14,502	12,513,946
2.00%, 12/01/35	9,577	9,140,688
2.00%, 02/01/36	52,916	50,508,985
2.00%, 03/01/36	7,860	7,489,279
2.00%, 05/01/36	5,498	5,233,688
2.00%, 06/01/36	13,113	12,484,122
2.00%, 07/01/36	1,292	1,230,112
2.00%, 08/01/36	6,414	6,106,084
2.00%, 11/01/36	5,708	5,434,960
2.00%, 12/01/36	12,088	11,510,511
2.00%, 01/01/37	11,224	10,687,151
2.00%, 08/16/37(m)	43,034	40,929,276
2.00%, 07/01/50	13,154	11,887,693
2.00%, 09/01/50	15,837	14,312,318
2.00%, 10/01/50	11,127	10,056,452
2.00%, 12/01/50	5,146	4,650,691
2.00%, 01/01/51	23,518	21,255,065
2.00%, 02/01/51	28,140	25,391,384
2.00%, 03/01/51	32,492	29,307,755
2.00%, 03/01/51(n)	58,048	52,318,084
2.00%, 04/01/51	30,012	27,046,337
2.00%, 05/01/51	27,716	25,009,345
2.00%, 06/01/51	29,409	26,499,057
2.00%, 07/01/51	12,451	11,218,915
2.00%, 08/01/51(n)	52,539	47,332,516
2.00%, 10/01/51	48,813	43,967,971
2.00%, 11/01/51	53,845	48,496,728
2.00%, 12/01/51	40,601	36,560,430
2.00%, 01/01/52	21,076	18,989,674
2.00%, 02/01/52	80,375	72,295,897
2.50%, 12/01/29	64	63,322
2.50%, 03/01/30	84	83,482
2.50%, 07/01/30	81	80,637
2.50%, 08/01/30	23	23,090
2.50%, 12/01/30	30	29,819
2.50%, 01/01/31	23	22,898
2.50%, 05/01/31	2,391	2,370,172
2.50%, 09/01/31	260	257,815
2.50%, 10/01/31	1,832	1,816,484
2.50%, 12/01/31	437	433,523
2.50%, 01/01/32	1,838	1,822,387
2.50%, 02/01/32	381	377,290
2.50%, 03/01/32	365	362,130
2.50%, 04/01/32	2,454	2,432,173
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/01/32	$59	$58,061
2.50%, 01/01/33	2,667	2,647,559
2.50%, 11/01/34	2,613	2,555,388
2.50%, 07/01/35	2,994	2,922,957
2.50%, 10/01/35	14,942	14,587,095
2.50%, 03/01/36	9,367	9,131,479
2.50%, 05/01/36	10,293	10,033,888
2.50%, 06/01/36	9,592	9,350,716
2.50%, 04/01/37	1,908	1,857,914
2.50%, 08/16/37(m)	30,014	29,205,029
2.50%, 04/01/47	1,042	987,148
2.50%, 06/01/50	1,051	982,817
2.50%, 07/01/50	1,920	1,810,380
2.50%, 08/01/50	2,496	2,345,258
2.50%, 09/01/50	15,482	14,541,094
2.50%, 10/01/50	8,490	7,960,845
2.50%, 11/01/50	16,517	15,480,556
2.50%, 12/01/50	6,538	6,110,504
2.50%, 01/01/51	13,058	12,219,990
2.50%, 02/01/51	2,409	2,256,175
2.50%, 03/01/51	11,792	11,042,023
2.50%, 04/01/51	463	433,028
2.50%, 07/01/51	4,460	4,165,897
2.50%, 08/01/51	39,476	36,901,673
2.50%, 09/01/51	9,201	8,592,089
2.50%, 11/01/51	4,030	3,766,979
2.50%, 12/01/51	26,499	24,744,709
2.50%, 01/01/52	8,113	7,571,048
2.50%, 03/01/52	59,170	55,149,662
2.50%, 04/01/52	19,758	18,415,279
3.00%, 10/01/27	49	49,159
3.00%, 03/01/30	11,806	11,840,974
3.00%, 04/01/30	73	73,028
3.00%, 07/01/30	60	60,556
3.00%, 08/01/30	225	225,169
3.00%, 09/01/30	312	312,501
3.00%, 10/01/30	134	134,184
3.00%, 11/01/30	27	27,404
3.00%, 12/01/30	71	71,198
3.00%, 01/01/31	1,241	1,244,422
3.00%, 02/01/31	469	470,198
3.00%, 03/01/31	144	144,852
3.00%, 04/01/31	49	48,766
3.00%, 06/01/31	307	308,337
3.00%, 09/01/31	116	116,471
3.00%, 10/01/31	30	30,130
3.00%, 01/01/32	362	363,818
3.00%, 02/01/32	1,178	1,183,206
3.00%, 03/01/32	47	46,928
3.00%, 06/01/32	374	374,414
3.00%, 08/01/32	233	233,858
3.00%, 11/01/32	379	380,789
3.00%, 12/01/32	602	605,216
3.00%, 02/01/33	432	434,354
3.00%, 10/01/33	332	331,033
3.00%, 07/01/34	220	218,772
3.00%, 09/01/34	1,994	1,987,180
3.00%, 11/01/34	254	252,925
3.00%, 12/01/34	2,077	2,069,319
3.00%, 03/01/35	614	611,998

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/35	$493	$491,055
3.00%, 12/01/35	3,260	3,259,854
3.00%, 01/01/37	209	207,977
3.00%, 08/16/37(m)	33,774	33,531,909
3.00%, 11/01/42	99	97,434
3.00%, 12/01/42	247	243,718
3.00%, 03/01/43	261	256,726
3.00%, 09/01/43	245	240,939
3.00%, 01/01/44	339	334,073
3.00%, 10/01/44	3,193	3,146,086
3.00%, 01/01/45	108	106,730
3.00%, 03/01/45	823	811,355
3.00%, 05/01/45	356	351,253
3.00%, 11/01/45	38	36,867
3.00%, 07/01/46	4,678	4,574,482
3.00%, 08/01/46	597	583,149
3.00%, 10/01/46	45	43,686
3.00%, 11/01/46	4,823	4,716,408
3.00%, 12/01/46	5,485	5,364,583
3.00%, 01/01/47	1,724	1,684,663
3.00%, 02/01/47	2,507	2,451,422
3.00%, 03/01/47	1,717	1,678,568
3.00%, 05/01/47	52	50,987
3.00%, 07/01/47	790	772,583
3.00%, 08/01/47	274	268,140
3.00%, 12/01/47	371	362,941
3.00%, 03/01/48	303	296,644
3.00%, 04/01/48	14,830	14,613,184
3.00%, 09/01/49	2,083	2,022,113
3.00%, 11/01/49	309	300,139
3.00%, 12/01/49	2,213	2,147,145
3.00%, 02/01/50	642	623,599
3.00%, 03/01/50	1,347	1,305,645
3.00%, 04/01/50	2,715	2,632,728
3.00%, 05/01/50	615	594,055
3.00%, 06/01/50	12,004	11,596,263
3.00%, 07/01/50	1,496	1,449,880
3.00%, 08/01/50	15,701	15,307,029
3.00%, 10/01/50	8,612	8,318,520
3.00%, 01/01/51	4,658	4,498,839
3.00%, 04/01/51	32,537	31,413,315
3.00%, 06/01/51	22,968	22,196,799
3.00%, 08/01/51	8,731	8,429,226
3.50%, 01/01/27	3	2,919
3.50%, 12/01/29	10	9,949
3.50%, 07/01/30	171	173,312
3.50%, 10/01/30	17	17,394
3.50%, 03/01/31	109	109,552
3.50%, 06/01/31	135	136,371
3.50%, 01/01/32	72	72,878
3.50%, 05/01/32	105	106,832
3.50%, 06/01/32	132	133,427
3.50%, 07/01/32	62	62,730
3.50%, 08/01/32	35	34,852
3.50%, 09/01/32	241	243,976
3.50%, 10/01/32	103	103,689
3.50%, 11/01/32	71	71,716
3.50%, 03/01/33	290	294,090
3.50%, 04/01/33	372	374,771
3.50%, 05/01/33	180	182,485
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/33	$488	$494,664
3.50%, 02/01/34	2,297	2,328,079
3.50%, 07/01/34	775	785,750
3.50%, 08/01/34	548	555,245
3.50%, 01/01/35	367	371,547
3.50%, 08/16/37(m)	27,451	27,652,057
3.50%, 09/01/43	10,916	11,011,913
3.50%, 10/01/44	471	475,289
3.50%, 02/01/45	354	356,659
3.50%, 03/01/45	114	114,861
3.50%, 05/01/45	50	49,798
3.50%, 07/01/45	125	125,405
3.50%, 08/01/45	238	239,020
3.50%, 10/01/45	146	147,079
3.50%, 11/01/45	67	67,090
3.50%, 12/01/45	1,141	1,147,551
3.50%, 01/01/46	562	566,972
3.50%, 02/01/46	241	242,295
3.50%, 03/01/46	1,207	1,214,428
3.50%, 04/01/46	16	15,630
3.50%, 05/01/46	36	35,576
3.50%, 06/01/46	43	43,259
3.50%, 07/01/46	147	147,771
3.50%, 08/01/46	112	111,802
3.50%, 09/01/46	313	313,747
3.50%, 10/01/46	392	394,264
3.50%, 11/01/46	72	72,214
3.50%, 12/01/46	2,468	2,480,309
3.50%, 01/01/47	2,361	2,375,778
3.50%, 02/01/47	150	150,809
3.50%, 04/01/47	379	379,920
3.50%, 05/01/47	266	266,205
3.50%, 06/01/47	366	367,463
3.50%, 07/01/47	3,967	3,976,992
3.50%, 08/01/47	508	508,806
3.50%, 09/01/47	26,511	26,562,580
3.50%, 10/01/47	11,235	11,259,163
3.50%, 11/01/47	1,462	1,466,537
3.50%, 12/01/47	382	382,957
3.50%, 01/01/48	2,213	2,220,259
3.50%, 02/01/48	7,357	7,373,244
3.50%, 03/01/48	137	137,083
3.50%, 04/01/48	785	786,971
3.50%, 05/01/48	112	113,282
3.50%, 06/01/48	564	564,699
3.50%, 07/01/48	1,033	1,037,538
3.50%, 11/01/48	203	203,309
3.50%, 01/01/49	1,027	1,029,191
3.50%, 02/01/49	2,997	3,008,267
3.50%, 03/01/49	400	399,202
3.50%, 04/01/49	235	234,924
3.50%, 06/01/49	8,132	8,143,127
3.50%, 07/01/49	2,274	2,268,998
3.50%, 04/01/50	1,413	1,409,355
3.50%, 05/01/50	18,452	18,361,427
3.50%, 08/11/52(m)	80,920	80,076,030
3.50%, 09/15/52(m)	14,200	14,012,245
4.00%, 07/01/29	199	203,081
4.00%, 07/01/32	265	270,331
4.00%, 05/01/33	293	299,493

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 06/01/33	$128	$130,510
4.00%, 07/01/33	83	85,340
4.00%, 12/01/33	625	636,099
4.00%, 08/16/37(m)	2,262	2,299,553
4.00%, 06/01/38	81	82,958
4.00%, 06/01/42	2,281	2,346,282
4.00%, 10/01/44	5	5,419
4.00%, 12/01/44	83	85,030
4.00%, 01/01/45	655	673,683
4.00%, 02/01/45	217	223,359
4.00%, 03/01/45	185	189,589
4.00%, 05/01/45	118	121,517
4.00%, 06/01/45	384	394,081
4.00%, 07/01/45	29	29,368
4.00%, 08/01/45	25	25,873
4.00%, 09/01/45	38	38,746
4.00%, 01/01/46	46	47,208
4.00%, 04/01/46	9	9,479
4.00%, 06/01/46	1,147	1,178,371
4.00%, 07/01/46	175	178,661
4.00%, 08/01/46	10	9,816
4.00%, 10/01/46	218	223,522
4.00%, 02/01/47	123	125,714
4.00%, 03/01/47	153	154,511
4.00%, 04/01/47	414	422,630
4.00%, 05/01/47	227	231,622
4.00%, 06/01/47	230	234,923
4.00%, 07/01/47	1,946	1,982,915
4.00%, 08/01/47	498	506,444
4.00%, 09/01/47	2,797	2,851,322
4.00%, 10/01/47	1,320	1,349,449
4.00%, 11/01/47	388	395,970
4.00%, 12/01/47	439	448,417
4.00%, 01/01/48	1,377	1,403,156
4.00%, 04/01/48	273	277,169
4.00%, 06/01/48	6,111	6,226,092
4.00%, 07/01/48	34	34,729
4.00%, 09/01/48	4,311	4,380,936
4.00%, 10/01/48	430	436,925
4.00%, 11/01/48	472	479,532
4.00%, 12/01/48	260	264,003
4.00%, 01/01/49	239	242,814
4.00%, 02/01/49	146	148,051
4.00%, 03/01/49	791	803,313
4.00%, 04/01/49	812	828,029
4.00%, 05/01/49	597	608,718
4.00%, 06/01/49	1,117	1,135,634
4.00%, 07/01/49	2,688	2,736,470
4.00%, 12/01/49	329	333,585
4.00%, 02/01/50	110	111,921
4.00%, 04/01/50	30,548	30,979,555
4.00%, 05/01/50	146	147,065
4.50%, 06/01/41	13	13,591
4.50%, 01/01/42	9	10,348
4.50%, 09/01/42	45	47,448
4.50%, 08/01/43	126	131,006
4.50%, 04/01/44	150	156,754
4.50%, 02/01/45	50	52,489
4.50%, 08/01/45	63	65,561
4.50%, 12/01/45	52	54,014
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 02/01/46	$407	$425,420
4.50%, 08/01/46	5	4,727
4.50%, 10/01/46	16	16,458
4.50%, 01/01/47	5	5,174
4.50%, 03/01/47	104	107,872
4.50%, 04/01/47	349	360,258
4.50%, 06/01/47	101	104,845
4.50%, 10/01/47	494	511,894
4.50%, 01/01/48	707	731,354
4.50%, 02/01/48	698	721,012
4.50%, 03/01/48	125	129,205
4.50%, 04/01/48	29	30,271
4.50%, 05/01/48	174	179,146
4.50%, 06/01/48	204	211,652
4.50%, 07/01/48	74	76,326
4.50%, 08/01/48	795	821,319
4.50%, 10/01/48	899	925,600
4.50%, 11/01/48	320	329,373
4.50%, 12/01/48	1,249	1,287,092
4.50%, 01/01/49	454	467,396
4.50%, 02/01/49	511	525,778
4.50%, 04/01/49	1,070	1,106,095
4.50%, 05/01/49	782	802,432
4.50%, 08/11/52(m)	60,284	61,331,905
5.00%, 06/01/39	8	8,749
5.00%, 02/01/41	25	26,930
5.00%, 04/01/41	384	408,957
5.00%, 10/01/41	13	13,688
5.00%, 01/01/42	47	50,456
5.00%, 05/01/42	27	29,101
5.00%, 09/01/47	21	22,207
5.00%, 03/01/48	226	234,411
5.00%, 04/01/48	653	675,896
5.00%, 05/01/48	93	96,681
5.00%, 07/01/48	175	181,820
5.00%, 08/01/48	232	241,721
5.00%, 09/01/48	131	135,708
5.00%, 01/01/49	313	323,622
5.00%, 04/01/49	703	729,986
5.50%, 09/01/41	693	743,764
5.50%, 01/01/47	551	594,233
6.00%, 07/01/41	96	104,542
6.00%, 02/01/49	244	267,320
		4,363,442,947
U.S. Government Agency Obligations — 0.4%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	55	53,782
Federal Home Loan Banks
1.50%, 08/15/24	150	145,710
2.00%, 09/09/22	250	249,758
2.50%, 12/08/23	550	546,062
2.50%, 12/10/27	250	245,408
2.75%, 12/13/24	1,140	1,132,909
2.88%, 09/13/24	250	249,395
3.00%, 12/09/22	1,520	1,519,711
3.00%, 03/10/28	60	60,208
3.13%, 06/13/25	2,805	2,817,090
3.13%, 09/12/25	1,075	1,080,493
3.25%, 06/09/28	170	173,235
3.25%, 11/16/28	1,205	1,235,450

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
3.38%, 09/08/23	$200	$200,638
5.50%, 07/15/36	3,285	4,100,863
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(h)	200	160,890
0.25%, 12/04/23	4,120	3,973,575
2.75%, 06/19/23	700	697,683
6.25%, 07/15/32	2,355	3,007,782
6.75%, 03/15/31	1,060	1,357,563
Federal National Mortgage Association
0.25%, 07/10/23	10,000	9,738,700
0.50%, 06/17/25	2,000	1,868,960
0.88%, 08/05/30	13,630	11,626,254
1.63%, 01/07/25	10,100	9,797,909
1.75%, 07/02/24	300	293,265
1.88%, 09/24/26	1,025	988,090
2.38%, 01/19/23	490	488,540
2.50%, 02/05/24	1,220	1,212,204
2.63%, 09/06/24	3,005	2,985,888
6.25%, 05/15/29	650	783,952
6.63%, 11/15/30	1,170	1,481,267
7.25%, 05/15/30	585	761,278
Tennessee Valley Authority
0.75%, 05/15/25	50	47,102
1.50%, 09/15/31	400	345,404
1.88%, 08/15/22	235	234,932
2.88%, 09/15/24	350	348,838
3.50%, 12/15/42	390	363,195
5.25%, 09/15/39	890	1,044,095
5.88%, 04/01/36	580	724,078
7.13%, 05/01/30	145	185,388
Series A, 2.88%, 02/01/27	250	250,167
Series E, 6.75%, 11/01/25	115	128,384
		68,706,095
U.S. Government Obligations — 34.5%
U.S. Treasury Note/Bond
0.13%, 06/30/23	14,000	13,640,703
0.13%, 07/15/23	8,600	8,368,539
0.13%, 07/31/23	32,800	31,881,344
0.13%, 08/15/23	9,800	9,515,570
0.13%, 09/15/23	24,000	23,249,063
0.13%, 10/15/23	33,190	32,077,617
0.13%, 12/15/23	78,750	75,744,580
0.13%, 01/15/24	148,120	142,148,912
0.13%, 02/15/24	28,800	27,586,125
0.25%, 11/15/23	24,200	23,378,523
0.25%, 03/15/24	47,100	45,090,891
0.25%, 05/15/24	69,200	65,980,578
0.25%, 06/15/24	46,100	43,867,031
0.25%, 05/31/25	3,150	2,928,516
0.25%, 07/31/25	30,000	27,780,469
0.25%, 08/31/25	38,250	35,336,426
0.25%, 09/30/25	51,000	47,039,531
0.25%, 10/31/25	37,800	34,796,672
0.38%, 04/15/24	85,200	81,565,687
0.38%, 07/15/24	30,300	28,857,199
0.38%, 08/15/24	28,100	26,699,391
0.38%, 09/15/24	74,700	70,830,774
0.38%, 04/30/25	2,000	1,869,531
0.38%, 11/30/25	73,250	67,607,461
0.38%, 12/31/25	124,500	114,666,446
Security	Par (000)	Value

U.S. Government Obligations (continued)
0.38%, 01/31/26	$127,800	$117,486,141
0.38%, 09/30/27	29,500	26,172,031
0.50%, 11/30/23	10,100	9,775,695
0.50%, 02/28/26	88,500	81,599,766
0.50%, 04/30/27	13,000	11,719,297
0.50%, 05/31/27	3,500	3,149,180
0.50%, 08/31/27	22,000	19,684,844
0.50%, 10/31/27	27,600	24,598,500
0.63%, 10/15/24	61,500	58,540,312
0.63%, 07/31/26	32,000	29,415,000
0.63%, 03/31/27	2,000	1,816,875
0.63%, 11/30/27	38,500	34,481,562
0.63%, 12/31/27	64,100	57,304,399
0.63%, 05/15/30	11,500	9,855,859
0.63%, 08/15/30	20,000	17,071,875
0.75%, 12/31/23	2,900	2,811,074
0.75%, 11/15/24	98,360	93,718,637
0.75%, 04/30/26	33,500	31,084,336
0.75%, 05/31/26	16,500	15,285,703
0.75%, 08/31/26	28,700	26,484,719
0.75%, 01/31/28	137,400	123,520,454
0.88%, 06/30/26	52,000	48,343,750
0.88%, 09/30/26	37,300	34,549,125
0.88%, 11/15/30	54,825	47,680,617
1.00%, 12/15/24	93,040	89,063,994
1.00%, 07/31/28	37,100	33,534,922
1.13%, 01/15/25	129,050	123,736,770
1.13%, 02/28/25	18,600	17,800,781
1.13%, 10/31/26	54,000	50,494,219
1.13%, 02/29/28	72,400	66,398,719
1.13%, 08/31/28	43,400	39,490,610
1.13%, 02/15/31	57,000	50,462,812
1.13%, 05/15/40	116,600	83,223,250
1.13%, 08/15/40	20,800	14,755,000
1.25%, 07/31/23	3,000	2,949,492
1.25%, 08/31/24	6,950	6,718,152
1.25%, 11/30/26	36,900	34,674,469
1.25%, 12/31/26	50,500	47,395,039
1.25%, 03/31/28	57,000	52,533,516
1.25%, 04/30/28	34,400	31,669,500
1.25%, 05/31/28	45,100	41,470,859
1.25%, 06/30/28	86,400	79,353,000
1.25%, 09/30/28	102,900	94,233,891
1.25%, 08/15/31	64,700	57,451,578
1.25%, 05/15/50	37,200	24,255,562
1.38%, 08/31/23	7,600	7,471,750
1.38%, 01/31/25	18,800	18,119,969
1.38%, 08/31/26	5,600	5,301,188
1.38%, 10/31/28	36,600	33,734,906
1.38%, 12/31/28	39,580	36,509,458
1.38%, 11/15/31	101,850	91,123,922
1.38%, 11/15/40	27,620	20,382,697
1.38%, 08/15/50	11,000	7,412,969
1.50%, 10/31/24	14,400	13,969,125
1.50%, 11/30/24	7,300	7,072,445
1.50%, 02/15/25	34,500	33,338,320
1.50%, 08/15/26	15,270	14,526,781
1.50%, 01/31/27	43,140	40,905,483
1.50%, 11/30/28	79,800	74,089,312
1.63%, 10/31/23	11,600	11,410,594

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations (continued)
1.63%, 02/15/26	$35,450	$34,045,848
1.63%, 05/15/26	15,300	14,668,875
1.63%, 08/15/29	9,600	8,959,500
1.63%, 05/15/31	51,310	47,221,234
1.63%, 11/15/50	42,650	30,701,336
1.75%, 06/30/24	13,600	13,312,063
1.75%, 07/31/24	5,400	5,279,766
1.75%, 12/31/24	21,300	20,742,539
1.75%, 03/15/25	10,000	9,721,094
1.75%, 01/31/29	31,500	29,698,594
1.75%, 11/15/29	5,100	4,800,375
1.75%, 08/15/41	28,700	22,403,937
1.88%, 08/31/24	18,800	18,407,844
1.88%, 07/31/26	20,000	19,329,688
1.88%, 02/28/27	28,000	26,993,750
1.88%, 02/28/29	31,000	29,474,219
1.88%, 02/15/32	79,900	74,594,141
1.88%, 02/15/41	63,000	50,655,937
1.88%, 02/15/51	75,000	57,585,937
1.88%, 11/15/51	77,900	59,897,797
2.00%, 05/31/24	7,250	7,132,188
2.00%, 06/30/24	7,700	7,568,559
2.00%, 02/15/25	32,561	31,879,646
2.00%, 08/15/25	14,200	13,852,766
2.00%, 11/15/26	31,850	30,869,617
2.00%, 11/15/41	35,240	28,759,144
2.00%, 08/15/51	64,700	51,234,312
2.13%, 11/30/23	7,000	6,924,805
2.13%, 02/29/24	9,500	9,375,313
2.13%, 03/31/24	12,900	12,724,641
2.13%, 07/31/24	1,500	1,477,031
2.13%, 11/30/24	5,000	4,912,891
2.13%, 05/15/25	24,900	24,413,672
2.13%, 05/31/26	3,000	2,930,156
2.25%, 12/31/23	30,400	30,092,437
2.25%, 01/31/24	5,100	5,046,410
2.25%, 04/30/24	11,300	11,168,020
2.25%, 11/15/24	3,340	3,293,031
2.25%, 12/31/24	9,250	9,114,141
2.25%, 11/15/25	22,250	21,850,195
2.25%, 02/15/27	16,050	15,703,922
2.25%, 08/15/27	22,050	21,548,707
2.25%, 11/15/27	44,730	43,646,695
2.25%, 05/15/41	33,000	28,225,312
2.25%, 08/15/46	55,700	45,830,656
2.25%, 08/15/49	26,000	21,835,937
2.25%, 02/15/52	43,000	36,234,219
2.38%, 02/29/24	45,500	45,098,321
2.38%, 08/15/24	22,200	21,960,656
2.38%, 05/15/27	15,880	15,619,469
2.38%, 03/31/29	32,350	31,657,508
2.38%, 05/15/29	7,000	6,851,250
2.38%, 02/15/42	24,000	20,883,750
2.38%, 11/15/49	19,000	16,423,125
2.38%, 05/15/51	35,000	30,225,781
2.50%, 08/15/23	24,700	24,578,430
2.50%, 01/31/24	69,500	69,016,758
2.50%, 04/30/24	5,450	5,408,486
2.50%, 05/15/24	41,050	40,735,711
2.50%, 01/31/25	7,300	7,232,703
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.50%, 02/28/26	$14,000	$13,856,719
2.50%, 03/31/27	18,000	17,828,437
2.50%, 02/15/45	53,850	46,647,562
2.50%, 02/15/46	47,345	41,019,744
2.50%, 05/15/46	26,163	22,647,693
2.63%, 06/30/23	3,580	3,569,931
2.63%, 12/31/23	52,000	51,766,406
2.63%, 04/15/25	20,000	19,875,000
2.63%, 12/31/25	18,100	17,992,531
2.63%, 01/31/26	15,100	15,015,063
2.63%, 05/31/27	20,000	19,932,813
2.63%, 02/15/29	24,689	24,550,124
2.75%, 07/31/23	1,300	1,297,258
2.75%, 08/31/23	7,300	7,282,320
2.75%, 02/15/24	49,200	49,040,484
2.75%, 02/28/25	9,300	9,270,938
2.75%, 05/15/25	20,000	19,945,313
2.75%, 06/30/25	10,000	9,978,125
2.75%, 08/31/25	13,500	13,463,086
2.75%, 02/15/28	16,000	16,001,250
2.75%, 05/31/29	22,410	22,452,019
2.75%, 08/15/42	4,750	4,366,289
2.75%, 11/15/42	7,800	7,157,719
2.75%, 08/15/47	17,800	16,214,687
2.75%, 11/15/47	8,300	7,577,641
2.88%, 11/30/23	5,700	5,692,207
2.88%, 04/30/25	3,200	3,200,000
2.88%, 05/31/25	20,400	20,406,375
2.88%, 06/15/25	20,800	20,819,500
2.88%, 07/31/25	10,000	10,010,938
2.88%, 11/30/25	1,800	1,802,672
2.88%, 05/15/28	22,000	22,152,969
2.88%, 08/15/28	32,650	32,877,020
2.88%, 04/30/29	28,460	28,735,706
2.88%, 05/15/32	71,000	72,264,687
2.88%, 05/15/43	8,800	8,211,500
2.88%, 08/15/45	12,950	12,005,055
2.88%, 11/15/46	64,050	59,476,430
2.88%, 05/15/49	2,000	1,907,188
2.88%, 05/15/52	37,700	36,474,750
3.00%, 07/31/24	20,000	20,040,791
3.00%, 07/15/25	20,000	20,101,563
3.00%, 09/30/25	12,100	12,166,172
3.00%, 10/31/25	38,250	38,444,238
3.00%, 05/15/42	5,950	5,724,086
3.00%, 11/15/44	23,335	22,091,682
3.00%, 05/15/45	12,200	11,546,156
3.00%, 11/15/45	14,300	13,567,125
3.00%, 02/15/47	18,950	18,029,148
3.00%, 05/15/47	14,950	14,235,203
3.00%, 02/15/48	4,000	3,842,500
3.00%, 08/15/48	10,150	9,794,750
3.13%, 11/15/28	500	511,055
3.13%, 11/15/41	7,510	7,406,738
3.13%, 02/15/42	5,850	5,750,367
3.13%, 02/15/43	4,000	3,889,375
3.13%, 08/15/44	6,380	6,174,644
3.13%, 05/15/48	3,300	3,256,688
3.25%, 06/30/27	16,000	16,400,000
3.25%, 06/30/29	22,000	22,749,375

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
3.25%, 05/15/42	$8,050	$8,060,063
3.38%, 05/15/44	1,870	1,886,947
3.50%, 02/15/39	3,750	4,057,031
3.63%, 08/15/43	1,500	1,574,531
3.63%, 02/15/44	3,700	3,880,953
3.75%, 08/15/41	9,000	9,729,844
3.75%, 11/15/43	7,000	7,480,156
3.88%, 08/15/40	3,400	3,784,094
4.25%, 11/15/40	3,500	4,074,219
4.38%, 02/15/38	1,000	1,205,156
4.38%, 11/15/39	3,000	3,578,438
4.38%, 05/15/40	3,650	4,341,219
4.38%, 05/15/41	7,600	8,966,813
4.50%, 02/15/36	3,400	4,121,969
4.50%, 05/15/38	2,900	3,540,266
4.50%, 08/15/39	10,000	12,134,375
4.63%, 02/15/40	2,050	2,519,578
4.75%, 02/15/41	4,350	5,400,797
5.00%, 05/15/37	11,500	14,687,656
5.25%, 11/15/28	10,500	11,998,711
5.25%, 02/15/29	1,700	1,954,469
5.50%, 08/15/28	5,500	6,331,445
6.00%, 02/15/26	1,700	1,878,367
6.38%, 08/15/27	3,400	3,971,625
6.50%, 11/15/26	1,000	1,148,906
6.63%, 02/15/27	2,000	2,322,656
		6,112,661,318
Total U.S. Government & Agency Obligations — 59.6%
(Cost: $11,224,667,086)		10,544,810,360

Common Stocks
Health Care Technology — 0.0%
Quincy Health LLC(i)(j)	1	2,064

Total Common Stocks — 0.0%
(Cost $49,536)		2,064

Total Long-Term Investments — 99.2%
(Cost: $19,080,488,504)		17,538,906,640

Short-Term Securities

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(o)(p)	1,033,336	1,033,232,238
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(o)(p)(q)	525,554	525,554,467
Total Short-Term Securities — 8.8%
(Cost: $1,558,796,832)		1,558,786,705
Total Investments Before TBA Sales Commitments — 108.0%
(Cost: $20,639,285,336)		19,097,693,345

Security	Par (000)	Value

TBA Sales Commitments(m)

Mortgage-Backed Securities — (0.2)%
Government National Mortgage Association, 2.50%, 08/18/52	$(6,150)	$(5,824,304)
Uniform Mortgage-Backed Securities
1.50%, 08/16/37	(1,875)	(1,739,062)
2.00%, 08/16/37	(5,376)	(5,113,080)
2.50%, 08/16/37	(2,602)	(2,531,868)
3.50%, 08/11/52	(24,200)	(23,947,602)

Total TBA Sales Commitments — (0.2)%
(Proceeds: $(38,577,161))		(39,155,916)

Total Investments, Net of TBA Sales Commitments — 107.8%
(Cost: $20,600,708,175)		19,058,537,429

Liabilities in Excess of Other Assets — (7.8)%		(1,374,145,269)

Net Assets — 100.0%		$17,684,392,160

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Zero-coupon bond.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Non-income producing security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	U.S. dollar denominated security issued by foreign domiciled entity.
(m)	Represents or includes a TBA transaction.
(n)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,419,780,921	$—		$(385,608,275	)(a)	$(837,108)	$(103,300)	$1,033,232,238	1,033,336	$4,957,262		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	211,172,797	314,381,670	(a)	—		—	—	525,554,467	525,554	762,822	(b)	—
						$(837,108)	$(103,300)	$1,558,786,705		$5,720,084		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$43,675,427	$—	$43,675,427
Collaterized Mortgage Obligations	—	163,773,863	—	163,773,863
Corporate Bonds & Notes	—	5,866,522,682	—	5,866,522,682
Foreign Government Obligations	—	828,687,612	—	828,687,612
Municipal Debt Obligations	—	91,434,632	—	91,434,632
U.S Government & Agency Obligations	—	10,544,810,360	—	10,544,810,360
Common Stocks	—	—	2,064	2,064
Money Market Funds	1,558,786,705	—	—	1,558,786,705
	1,558,786,705	17,538,904,576	2,064	19,097,693,345
Liabilities
TBA Sales Commitments	—	(39,155,916)	—	(39,155,916)
	$1,558,786,705	$17,499,748,660	$2,064	$19,058,537,429

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	JSC	Joint Stock Company
BAB	Build America Bond	LIBOR	London Interbank Offered Rate
BAM	Build America Mutual Assurance Co.	NPFGC	National Public Finance Guarantee Corp.
CMT	Constant Maturity Treasury	PIK	Payment-in-kind
GO	General Obligation	PJSC	Public Joint Stock Company
GOL	General Obligation Limited	RB	Revenue Bond

Schedule of Investments (unaudited) (continued)	iShares® Core Total USD Bond Market ETF
July 31, 2022

Portfolio Abbreviations - Fixed Income (continued)

REIT	Real Estate Investment Trust	SOFR	Secured Overnight Financing Rate
SAP	Subject to Appropriations	TBA	To-Be-Announced
SCA	Svenska Celluosa Aktiebolaget